UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS (Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017 (Address of principal executive offices) (Zip code)

Lisa Snow, Esq. c/o TIAA-CREF 730 Third Avenue, New York, New York 10017-3206 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

SHARES			VALUE

COMMON STOCKS - 99.55%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.69%
17,388		Polo Ralph Lauren Corp	$740,729

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	740,729

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.66%
12,394		Lowe's Cos	713,770

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	713,770

BUSINESS SERVICES - 10.50%
14,825		Adobe Systems, Inc	930,121
18,848		Automatic Data Processing, Inc	835,909
12,407	*	DST Systems, Inc	646,653
9,017	*	Electronic Arts, Inc	556,169
4,329		Equifax, Inc	121,645
5,131	*	Google, Inc (Class A)	990,796
190	*	IAC/InterActiveCorp Wts 02/04/09	5,681
16,267		Manpower, Inc	785,696
9,144	*	Mercury Interactive Corp	416,509
73,258		Microsoft Corp	1,956,721
32,013	*	Oracle Corp	439,218
29,307		SAP AG. (Spon ADR)	1,295,662
440	*	SoftBrands, Inc	970
36,221	*	Symantec Corp	933,053
5,724	*	Westwood One, Inc	154,147
32,976	*	Yahoo!, Inc	1,242,536

		TOTAL BUSINESS SERVICES	11,311,486

CHEMICALS AND ALLIED PRODUCTS - 16.25%
1,245		Abbott Laboratories	58,079
6,258	*	Amgen, Inc	401,451
21,363	*	Biogen Idec, Inc	1,422,989
2,850		Colgate-Palmolive Co	145,806
22,777	*	Forest Laboratories, Inc	1,021,776
9,708	*	Genentech, Inc	528,504
24,163	*	Gilead Sciences, Inc	845,463
54,257		Gillette Co	2,429,628
12,702	*	IVAX Corp	200,946
21,074		Lilly (Eli) & Co	1,195,950
11,062		Merck & Co, Inc	355,533
38,302		Mylan Laboratories, Inc	677,179
95,225		Pfizer, Inc	2,560,600
61,558		Procter & Gamble Co	3,390,615
81,825		Schering-Plough Corp	1,708,506
9,403	*	Sepracor, Inc	558,256

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,501,281

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

COMMUNICATIONS - 1.01%
100	*	Cox Radio, Inc (Class A)	$1,648
100	*	DIRECTV Group, Inc	1,674
3,811	*	Entercom Communications Corp	136,777
200	*	Fox Entertainment Group, Inc (Class A)	6,252
900	*	Level 3 Communications, Inc	3,051
14,845	*	Lucent Technologies Inc Wts 12/10/07	23,455
7,081	*	Nextel Communications, Inc (Class A)	212,430
100	*	NII Holdings, Inc (Class B)	4,745
27,831		Sprint Corp	691,600
100	*	U.S. Cellular Corp	4,476
300	b*	U.S. Wireless Corp	0

		TOTAL COMMUNICATIONS	1,086,108

DEPOSITORY INSTITUTIONS - 0.46%
1,748		Fifth Third Bancorp	82,645
12		Golden West Financial Corp	737
13,231		Mellon Financial Corp	411,616
102		W Holding Co, Inc	2,340

		TOTAL DEPOSITORY INSTITUTIONS	497,338

EATING AND DRINKING PLACES - 0.39%
11,838	*	Brinker International, Inc	415,159
100		Yum! Brands, Inc	4,718

		TOTAL EATING AND DRINKING PLACES	419,877

EDUCATIONAL SERVICES - 1.62%
6,072	*	Apollo Group, Inc (Class A)	490,071
31,281	*	Career Education Corp	1,251,240

		TOTAL EDUCATIONAL SERVICES	1,741,311

ELECTRIC, GAS, AND SANITARY SERVICES - 0.19%
6,805		Waste Management, Inc	203,742

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	203,742

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.83%
1,944		General Electric Co	70,956
84,994		Intel Corp	1,988,010
22,422	*	Marvell Technology Group Ltd	795,308
21,034		Maxim Integrated Products, Inc	891,631
6,363		Maytag Corp	134,259
99,661		Motorola, Inc	1,714,169
60,828		National Semiconductor Corp	1,091,863
49	*	Nortel Networks Corp (U.S.)	171
24,909	*	Novellus Systems, Inc	694,712
65,525		Qualcomm, Inc	2,778,260
100		Rockwell Collins, Inc	3,944
189,253		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	1,606,758
32,588		Xilinx, Inc	966,234

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,736,275

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 2.64%
44,109	*	Accenture Ltd (Class A)	$1,190,943
8,584	*	BearingPoint, Inc	68,930
9,426		Halliburton Co	369,876
21,621		Monsanto Co	1,201,047
100		Moody's Corp	8,685
100		Servicemaster Co	1,379

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,840,860

FABRICATED METAL PRODUCTS - 0.12%
1,339		Illinois Tool Works, Inc	124,099

		TOTAL FABRICATED METAL PRODUCTS	124,099

FOOD AND KINDRED PRODUCTS - 3.62%
3,994		Anheuser-Busch Cos, Inc	202,616
6,710		Campbell Soup Co	200,562
13,721		Coca-Cola Co	571,205
14,587	*	Constellation Brands, Inc (Class A)	678,441
100		Hershey Foods Corp	5,554
42,754		PepsiCo, Inc	2,231,759
100		Wrigley (Wm.) Jr Co	6,919

		TOTAL FOOD AND KINDRED PRODUCTS	3,897,056

FURNITURE AND FIXTURES - 0.06%
1,209		Hillenbrand Industries, Inc	67,148

		TOTAL FURNITURE AND FIXTURES	67,148

FURNITURE AND HOMEFURNISHINGS STORES - 1.42%
38,513	*	Bed Bath & Beyond, Inc	1,533,973

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,533,973

GENERAL MERCHANDISE STORES - 4.28%
100		Costco Wholesale Corp	4,841
30,661	*	Kohl's Corp	1,507,601
36,084		Target Corp	1,873,842
23,096		Wal-Mart Stores, Inc	1,219,931

		TOTAL GENERAL MERCHANDISE STORES	4,606,215

HEALTH SERVICES - 1.89%
15,829	*	Express Scripts, Inc	1,209,969
36,078		Health Management Associates, Inc (Class A)	819,692

		TOTAL HEALTH SERVICES	2,029,661

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.91%
19,827		iShares Russell 1000 Growth Index Fund	$974,497
6	v*	Pinnacle Holdings, Inc Wts 11/13/07	0
100		Regency Centers Corp	5,540
100		Ventas, Inc	2,741

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	982,778

HOTELS AND OTHER LODGING PLACES - 1.71%
4,491	*	Las Vegas Sands Corp	215,568
27,872		Starwood Hotels & Resorts Worldwide, Inc	1,627,725

		TOTAL HOTELS AND OTHER LODGING PLACES	1,843,293

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.40%
21,160		3M Co	1,736,601
18,544		Baker Hughes, Inc	791,272
803		Caterpillar, Inc	78,301
183,247	*	Cisco Systems, Inc	3,536,667
1,311	*	Cooper Cameron Corp	70,545
74,187	*	Dell, Inc	3,126,240
14,355	*	EMC Corp	213,459
17,100	*	Network Appliance, Inc	568,062

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	10,121,147

INSTRUMENTS AND RELATED PRODUCTS - 6.68%
17,143		Biomet, Inc	743,835
100	*	Boston Scientific Corp	3,555
18,945		Guidant Corp	1,365,935
38,224		Medtronic, Inc	1,898,586
49,394	*	St. Jude Medical, Inc	2,071,090
13,800	*	Zimmer Holdings, Inc	1,105,656

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,188,657

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
3,213		Marsh & McLennan Cos, Inc	105,708

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	105,708

INSURANCE CARRIERS - 3.26%
5,757		Aetna, Inc	718,186
42,566		American International Group, Inc	2,795,309

		TOTAL INSURANCE CARRIERS	3,513,495

MISCELLANEOUS RETAIL - 2.87%
18,226	*	eBay, Inc	2,119,319
28,775		Staples, Inc	970,005

		TOTAL MISCELLANEOUS RETAIL	3,089,324

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

MOTION PICTURES - 2.74%
14,882	*	DreamWorks Animation SKG, Inc (Class A)	$558,224
200	*	Liberty Media Corp (Class A)	2,196
57,976		News Corp (Class A)	1,081,832
66,977	*	Time Warner, Inc	1,302,033
200		Walt Disney Co	5,560

		TOTAL MOTION PICTURES	2,949,845

NONDEPOSITORY INSTITUTIONS - 5.04%
50,344		American Express Co	2,837,891
15,169		Fannie Mae	1,080,184
3,177		Freddie Mac	234,145
45,214		MBNA Corp	1,274,583

		TOTAL NONDEPOSITORY INSTITUTIONS	5,426,803

OIL AND GAS EXTRACTION - 0.37%
220	*	Magnum Hunter Resources, Inc Wts 03/21/05	73
2,807		Pogo Producing Co	136,111
7,457		Tidewater, Inc	265,544

		TOTAL OIL AND GAS EXTRACTION	401,728

PRINTING AND PUBLISHING - 0.01%
100		Harte-Hanks, Inc	2,598
100		McGraw-Hill Cos, Inc	9,154

		TOTAL PRINTING AND PUBLISHING	11,752

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
500	b*	Uniroyal Technology Corp	2

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2

SECURITY AND COMMODITY BROKERS - 1.64%
11,960		Goldman Sachs Group, Inc	1,244,318
9,471		Morgan Stanley	525,830

		TOTAL SECURITY AND COMMODITY BROKERS	1,770,148

TRANSPORTATION BY AIR - 0.46%
30,725		Southwest Airlines Co	500,203

		TOTAL TRANSPORTATION BY AIR	500,203

TRANSPORTATION EQUIPMENT - 1.61%
3,407		General Dynamics Corp	356,372
9,606		Northrop Grumman Corp	522,182
100	*	United Defense Industries, Inc	4,725
8,199		United Technologies Corp	847,367

		TOTAL TRANSPORTATION EQUIPMENT	1,730,646

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES		VALUE

TRUCKING AND WAREHOUSING - 0.83%
10,404	United Parcel Service, Inc (Class B)	$889,126

	TOTAL TRUCKING AND WAREHOUSING	889,126

WATER TRANSPORTATION - 1.12%
5,007	Carnival Corp	288,553
16,869	Royal Caribbean Cruises Ltd	918,348

	TOTAL WATER TRANSPORTATION	1,206,901

WHOLESALE TRADE-DURABLE GOODS - 3.04%
51,607	Johnson & Johnson	3,272,916

	TOTAL WHOLESALE TRADE-DURABLE GOODS	3,272,916

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
100	Brown-Forman Corp (Class B)	4,868
3,511	Sysco Corp	134,015

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	138,883

	TOTAL COMMON STOCKS
	(Cost $100,837,346)	107,194,284

PRINCIPAL

SHORT TERM INVESTMENTS - 1.19%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.19%
$ 1,280,000	Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	1,279,771

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,279,771

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,279,867)	1,279,771

	TOTAL PORTFOLIO - 100.74%
	(Cost $102,117,213)	108,474,055
	OTHER ASSETS & LIABILITIES, NET - (0.74)%	(800,838)

	NET ASSETS - 100.00%	$107,673,217

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

SHARES			VALUE

COMMON STOCKS - 98.50%
AMUSEMENT AND RECREATION SERVICES - 0.05%
6,200		Harrah's Entertainment, Inc	$414,718

		TOTAL AMUSEMENT AND RECREATION SERVICES	414,718

APPAREL AND ACCESSORY STORES - 0.50%
15,600		Claire's Stores, Inc	331,500
116,800		Gap, Inc	2,466,816
17,300	*	Payless Shoesource, Inc	212,790
32,200		TJX Cos, Inc	809,186

		TOTAL APPAREL AND ACCESSORY STORES	3,820,292

APPAREL AND OTHER TEXTILE PRODUCTS - 0.28%
37,900		VF Corp	2,098,902

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,098,902

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
5,900	*	Autozone, Inc	538,729

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	538,729

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.31%
145,067		Home Depot, Inc	6,200,164
66,000		Louisiana-Pacific Corp	1,764,840
34,467		Lowe's Cos	1,984,955

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,949,959

BUSINESS SERVICES - 6.39%
14,315		Acxiom Corp	376,485
48,411	*	Aspect Communications Corp	539,299
26,671		Automatic Data Processing, Inc	1,182,859
25,998	*	BEA Systems, Inc	230,342
10,500	*	BMC Software, Inc	195,300
230,400		Cendant Corp	5,386,752
36,404		Computer Associates International, Inc	1,130,708
51,128	*	Computer Sciences Corp	2,882,085
96,618	*	Earthlink, Inc	1,113,039
48,990		Electronic Data Systems Corp	1,131,669
4,300		Equifax, Inc	120,830
11,700	*	Fiserv, Inc	470,223
14,400		IMS Health, Inc	334,224
5,500	*	Intrado, Inc	66,550
16,900	*	Ipass, Inc	125,060
720,300		Microsoft Corp	19,239,213
272,289	*	Oracle Corp	3,735,805
3,784	*	Progress Software Corp	88,356
3,200		Reynolds & Reynolds Co (Class A)	84,832

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

371,054	*	Sun Microsystems, Inc	$1,996,271
14,800	*	SunGard Data Systems, Inc	419,284
100,584	*	Symantec Corp	2,591,044
32,851	*	Synopsys, Inc	644,537
10,315	*	TeleTech Holdings, Inc	99,952
145,800	*	Unisys Corp	1,484,244
79,521	*	United Online, Inc	916,877
8,931	*	Veritas Software Corp	254,980
40,620	*	Yahoo!, Inc	1,530,562

		TOTAL BUSINESS SERVICES	48,371,382

CHEMICALS AND ALLIED PRODUCTS - 9.57%
64,434		Abbott Laboratories	3,005,846
12,680		Air Products & Chemicals, Inc	735,060
6,620		Allergan, Inc	536,683
58,600		Alpharma, Inc (Class A)	993,270
81,487	*	Amgen, Inc	5,227,391
50,448	*	Amylin Pharmaceuticals, Inc	1,178,465
7,281	*	Biogen Idec, Inc	484,987
117,115		Bristol-Myers Squibb Co	3,000,486
7,041	*	Cephalon, Inc	358,246
68,000		Clorox Co	4,007,240
32,060		Colgate-Palmolive Co	1,640,190
15,000	*	Connetics Corp	364,350
20,143		Dow Chemical Co	997,280
22,229	*	Forest Laboratories, Inc	997,193
59,200		Georgia Gulf Corp	2,948,160
65,429	*	Gilead Sciences, Inc	2,289,361
112,220		Gillette Co	5,025,212
13,600		H.B. Fuller Co	387,736
8,785	*	ImClone Systems, Inc	404,813
5,600		International Flavors & Fragrances, Inc	239,904
1,000	*	Invitrogen Corp	67,130
16,544	*	Kos Pharmaceuticals, Inc	622,716
11,461		Lilly (Eli) & Co	650,412
199,800		Merck & Co, Inc	6,421,572
495,700		Pfizer, Inc	13,329,373
258,900		Procter & Gamble Co	14,260,212
54,700		Wyeth	2,329,673

		TOTAL CHEMICALS AND ALLIED PRODUCTS	72,502,961

COMMUNICATIONS - 4.84%
18,736		Alltel Corp	1,100,927
184,327		AT&T Corp	3,513,273
88,075		BellSouth Corp	2,447,604
6,153	*	Boston Communications Group	56,854
6,000		CenturyTel, Inc	212,820
40,336		Clear Channel Communications, Inc	1,350,853
138,073	*	Comcast Corp (Class A)	4,595,069
6,082	*	Commonwealth Telephone Enterprises, Inc	302,032
2,046	*	Lucent Technologies Inc Wts 12/10/07	3,233
259,212	*	Lucent Technologies, Inc	974,637
66,214	*	Nextel Communications, Inc (Class A)	1,986,420
29,847	*	PTEK Holdings, Inc	319,661
139,418		SBC Communications, Inc	3,592,802
173,451		Sprint Corp	4,310,257

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

193,531		Verizon Communications, Inc	$7,839,941
111,482		Viacom, Inc (Class B)	4,056,830

		TOTAL COMMUNICATIONS	36,663,213

DEPOSITORY INSTITUTIONS - 9.90%
14,100		AmSouth Bancorp	365,190
295,886		Bank of America Corp	13,903,683
26,678		Bank of New York Co, Inc	891,579
14,555		BB&T Corp	612,038
374,243		Citigroup, Inc	18,031,028
9,049		Fifth Third Bancorp	427,837
6,900		First Horizon National Corp	297,459
253,911		JPMorgan Chase & Co	9,905,068
14,843		KeyCorp	503,178
4,112		M & T Bank Corp	443,438
4,100		Marshall & Ilsley Corp	181,220
113,793		Mellon Financial Corp	3,540,100
15,146		National City Corp	568,732
97,894		North Fork Bancorp, Inc	2,824,242
2,400		Northern Trust Corp	116,592
17,397		PNC Financial Services Group, Inc	999,284
11,255		Regions Financial Corp	400,565
23,200		SunTrust Banks, Inc	1,714,016
3,400		Synovus Financial Corp	97,172
251,121		U.S. Bancorp	7,865,110
76,000		Wachovia Corp	3,997,600
114,243		Wells Fargo & Co	7,100,202
2,500		Zions Bancorp	170,075

		TOTAL DEPOSITORY INSTITUTIONS	74,955,408

EATING AND DRINKING PLACES - 0.53%
27,971	*	Brinker International, Inc	980,943
20,300	*	CKE Restaurants, Inc	294,553
76,196		McDonald's Corp	2,442,844
8,293	*	The Cheesecake Factory, Inc	269,274

		TOTAL EATING AND DRINKING PLACES	3,987,614

ELECTRIC, GAS, AND SANITARY SERVICES - 2.44%
6,800	*	AES Corp	92,956
10,900		Ameren Corp	546,526
23,811		American Electric Power Co, Inc	817,670
3,700		Centerpoint Energy, Inc	41,810
34,100		Cinergy Corp	1,419,583
4,825	*	Clean Harbors, Inc	72,761
45,500	*	CMS Energy Corp	475,475
14,425		Consolidated Edison, Inc	631,094
10,000		Constellation Energy Group, Inc	437,100
19,535		Dominion Resources, Inc	1,323,301
10,100		DTE Energy Co	435,613
33,201		Duke Energy Corp	840,981
19,600		Edison International	627,788
39,666		Exelon Corp	1,748,081
19,532		FirstEnergy Corp	771,709
11,026		FPL Group, Inc	824,194
8,900		KeySpan Corp	351,105

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

23,869	b*	Mirant Corp	$8,605
2,200		Nicor, Inc	81,268
15,814		NiSource, Inc	360,243
19,344	*	PG&E Corp	643,768
5,000		Pinnacle West Capital Corp	222,050
10,600		PPL Corp	564,768
13,300		Progress Energy, Inc	601,692
200	v*	Progress Energy, Inc (Cvo)	2
14,226		Public Service Enterprise Group, Inc	736,480
13,700		Sempra Energy	502,516
33,257		Southern Co	1,114,775
11,300		TECO Energy, Inc	173,342
9,163		TXU Corp	591,563
34,821		Waste Management, Inc	1,042,541
19,000		Xcel Energy, Inc	345,800

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,447,160

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.40%
1,931		American Power Conversion Corp	41,323
16,110	*	AMIS Holdings, Inc	266,137
2,180	*	Atheros Communications, Inc	22,345
6,536		Emerson Electric Co	458,174
701,200		General Electric Co	25,593,800
515,708		Intel Corp	12,062,410
12,000	*	Jabil Circuit, Inc	306,960
2,100	*	LSI Logic Corp	11,508
74,600	*	Marvell Technology Group Ltd	2,646,062
262,233		Motorola, Inc	4,510,408
72,100		National Semiconductor Corp	1,294,195
138,900	*	PMC-Sierra, Inc	1,562,625
44,950		Qualcomm, Inc	1,905,880
92,200	*	Sanmina-SCI Corp	780,934
126,766		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	1,076,243
77,777	*	Tellabs, Inc	668,104
114,504		Texas Instruments, Inc	2,819,088

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	56,026,196

ENGINEERING AND MANAGEMENT SERVICES - 0.61%
7,652	*	Accenture Ltd (Class A)	206,604
28,800		Halliburton Co	1,130,112
12,800	*	Hewitt Associates, Inc	409,728
52,262		Monsanto Co	2,903,154
207		Paychex, Inc	7,055

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,656,653

FABRICATED METAL PRODUCTS - 1.36%
18,500		Danaher Corp	1,062,085
65,252		Illinois Tool Works, Inc	6,047,555
77,226		Masco Corp	2,821,066
5,800		Silgan Holdings, Inc	353,568

		TOTAL FABRICATED METAL PRODUCTS	10,284,274

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.57%
22,477		Anheuser-Busch Cos, Inc	$1,140,258
39,300		Archer Daniels Midland Co	876,783
4,100	*	Boston Beer Co, Inc (Class A)	87,207
13,700		Campbell Soup Co	409,493
165,946		Coca-Cola Co	6,908,332
19,300		Coca-Cola Enterprises, Inc	402,405
2,100		Coors (Adolph) Co (Class B)	158,907
22,657		General Mills, Inc	1,126,279
10,531		H.J. Heinz Co	410,604
14,855		Kellogg Co	663,424
3,100		Pepsi Bottling Group, Inc	83,824
140,459		PepsiCo, Inc	7,331,960
87,900		Pilgrim's Pride Corp	2,696,772
19,114		Sanderson Farms, Inc	827,254
194,200		Tyson Foods, Inc (Class A)	3,573,280
4,600		Wrigley (Wm.) Jr Co	318,274

		TOTAL FOOD AND KINDRED PRODUCTS	27,015,056

FOOD STORES - 0.14%
21,736		Albertson's, Inc	519,056
23,981	*	Safeway, Inc	473,385
8,900	*	Winn-Dixie Stores, Inc	40,495

		TOTAL FOOD STORES	1,032,936

FORESTRY - 0.15%
17,279		Weyerhaeuser Co	1,161,494

		TOTAL FORESTRY	1,161,494

FURNITURE AND FIXTURES - 0.07%
2,400		Johnson Controls, Inc	152,256
16,500		Newell Rubbermaid, Inc	399,135

		TOTAL FURNITURE AND FIXTURES	551,391

FURNITURE AND HOMEFURNISHINGS STORES - 0.27%
33,780		Best Buy Co, Inc	2,007,208
1,000		Circuit City Stores, Inc (Circuit City Group)	15,640

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,022,848

GENERAL BUILDING CONTRACTORS - 0.18%
1,800	*	NVR, Inc	1,384,920

		TOTAL GENERAL BUILDING CONTRACTORS	1,384,920

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 3.11%
49,500	*	BJ's Wholesale Club, Inc	$1,441,935
97,405		Costco Wholesale Corp	4,715,376
10,900		Federated Department Stores, Inc	629,911
18,800		J.C. Penney Co, Inc	778,320
700	*	Kmart Holding Corp	69,265
3,807	*	Kohl's Corp	187,190
23,137		May Department Stores Co	680,228
13,430		Sears Roebuck & Co	685,333
22,834		Target Corp	1,185,770
249,971		Wal-Mart Stores, Inc	13,203,468

		TOTAL GENERAL MERCHANDISE STORES	23,576,796

HEALTH SERVICES - 0.37%
45,200		HCA, Inc	1,806,192
27,933	*	Magellan Health Services, Inc	954,191
2,600	*	Tenet Healthcare Corp	28,548

		TOTAL HEALTH SERVICES	2,788,931

HOLDING AND OTHER INVESTMENT OFFICES - 0.62%
8,600	*	4Kids Entertainment, Inc	180,772
38,600		American Home Mortgage Investment Corp	1,322,050
9,800		Plum Creek Timber Co, Inc	376,712
8,023		Simon Property Group, Inc	518,847
53,880		Washington Mutual, Inc	2,278,046

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,676,427

HOTELS AND OTHER LODGING PLACES - 0.18%
22,800		Hilton Hotels Corp	518,472
13,827		Marriott International, Inc (Class A)	870,824

		TOTAL HOTELS AND OTHER LODGING PLACES	1,389,296

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.02%
52,111		3M Co	4,276,750
47,832	*	Apple Computer, Inc	3,080,381
57,700	*	Applied Materials, Inc	986,670
90,210		Baker Hughes, Inc	3,849,261
10,000		Black & Decker Corp	883,300
537,812	*	Cisco Systems, Inc	10,379,772
25,900		Cummins, Inc	2,170,161
229,961	*	Dell, Inc	9,690,557
31,800		Dover Corp	1,333,692
123,788	*	Emulex Corp	2,084,590
141,083		Hewlett-Packard Co	2,958,511
122,820	d	International Business Machines Corp	12,107,596
48,114	*	Network Appliance, Inc	1,598,347
5,600		Pitney Bowes, Inc	259,168
29,300		Toro Co	2,383,555
62,000		Tyco International Ltd	2,215,880
29,800	*	Xerox Corp	506,898

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	60,765,089

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 3.05%
3,200	*	Agilent Technologies, Inc	$77,120
77,300		Becton Dickinson & Co	4,390,640
4,500		Biomet, Inc	195,255
49,487	*	Boston Scientific Corp	1,759,263
17,276		Eastman Kodak Co	557,151
3,700	*	Edwards Lifesciences Corp	152,662
39,420		Guidant Corp	2,842,182
110,042		Medtronic, Inc	5,465,786
6,300		PerkinElmer, Inc	141,687
75,800		Raytheon Co	2,943,314
62,070	*	St. Jude Medical, Inc	2,602,595
20,900	*	Thermo Electron Corp	630,971
16,812	*	Zimmer Holdings, Inc	1,346,977

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,105,603

INSURANCE AGENTS, BROKERS AND SERVICE - 0.07%
22,500		AON Corp	536,850

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	536,850

INSURANCE CARRIERS - 6.49%
5,631		ACE Ltd	240,725
8,905		Aetna, Inc	1,110,899
23,744		Aflac, Inc	945,961
199,045		American International Group, Inc	13,071,285
8,800		Berkley (W.R.) Corp	415,096
15,626		Chubb Corp	1,201,639
54,027		Cigna Corp	4,406,982
10,300		Everest Re Group Ltd	922,468
18,400		HCC Insurance Holdings, Inc	609,408
72,300	*	Humana, Inc	2,146,587
60,127		Lincoln National Corp	2,806,728
52,900		Loews Corp	3,718,870
58,451		MetLife, Inc	2,367,850
2,700	*	Pacificare Health Systems, Inc	152,604
3,368	*	Philadelphia Consolidated Holding Corp	222,760
67,900		Principal Financial Group	2,779,826
18,800		Reinsurance Group of America, Inc	910,860
17,000		RenaissanceRe Holdings Ltd	885,360
58,144		Safeco Corp	3,037,443
13,500	*	Sierra Health Services, Inc	743,985
40,162		St. Paul Travelers Cos, Inc	1,488,805
5,000		Transatlantic Holdings, Inc	309,150
17,000		UnitedHealth Group, Inc	1,496,510
9,322	*	WellPoint, Inc	1,072,030
27,323		XL Capital Ltd (Class A)	2,121,631

		TOTAL INSURANCE CARRIERS	49,185,462

METAL MINING - 0.72%
19,100		Newmont Mining Corp	848,231
46,900		Phelps Dodge Corp	4,639,348

		TOTAL METAL MINING	5,487,579

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
66,600		Hasbro, Inc	$1,290,708

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,290,708

MISCELLANEOUS RETAIL - 1.22%
58,500	*	Barnes & Noble, Inc	1,887,795
27,598	*	eBay, Inc	3,209,095
52,600		Michaels Stores, Inc	1,576,422
140,100	*	Office Depot, Inc	2,432,136
3,200		Staples, Inc	107,872

		TOTAL MISCELLANEOUS RETAIL	9,213,320

MOTION PICTURES - 2.49%
73,165	*	Hollywood Entertainment Corp	957,730
172,800		News Corp (Class A)	3,224,448
474,577	*	Time Warner, Inc	9,225,777
196,221		Walt Disney Co	5,454,944

		TOTAL MOTION PICTURES	18,862,899

NONDEPOSITORY INSTITUTIONS - 3.90%
187,458		American Express Co	10,567,007
3,300		Capital One Financial Corp	277,893
99,600		Countrywide Financial Corp	3,686,196
122,713		Fannie Mae	8,738,393
14,882		Freddie Mac	1,096,803
196,844		MBNA Corp	5,549,032

		TOTAL NONDEPOSITORY INSTITUTIONS	29,915,324

OIL AND GAS EXTRACTION - 0.44%
2,700		Anadarko Petroleum Corp	174,987
38,448		Burlington Resources, Inc	1,672,488
4,400	*	Cal Dive International, Inc	179,300
12,600		Devon Energy Corp	490,392
7,600		Marathon Oil Corp	285,836
12,360		Unocal Corp	534,446

		TOTAL OIL AND GAS EXTRACTION	3,337,449

PETROLEUM AND COAL PRODUCTS - 5.34%
50,318		ChevronTexaco Corp	2,642,198
70,286		ConocoPhillips	6,102,933
562,020		ExxonMobil Corp	28,809,145
46,447		Lyondell Chemical Co	1,343,247
10,500		Premcor, Inc	442,785
35,400	*	Tesoro Corp	1,127,844

		TOTAL PETROLEUM AND COAL PRODUCTS	40,468,152

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.14%
637	*	Andrew Corp	$8,682
36,700	*	CommScope, Inc	693,630
9,100	*	International Steel Group, Inc	369,096

		TOTAL PRIMARY METAL INDUSTRIES	1,071,408

PRINTING AND PUBLISHING - 0.47%
86,900		American Greetings Corp (Class A)	2,202,915
15,691		Gannett Co, Inc	1,281,955
1,900		Wiley (John) & Sons, Inc (Class A)	66,196

		TOTAL PRINTING AND PUBLISHING	3,551,066

RAILROAD TRANSPORTATION - 0.30%
22,339		Burlington Northern Santa Fe Corp	1,056,858
11,035		CSX Corp	442,283
7,800		Norfolk Southern Corp	282,282
7,240		Union Pacific Corp	486,890

		TOTAL RAILROAD TRANSPORTATION	2,268,313

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.01%
2,300		Tupperware Corp	47,656

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	47,656

SECURITY AND COMMODITY BROKERS - 0.90%
2,900	*	Affiliated Managers Group, Inc	196,446
6,700		Bear Stearns Cos, Inc	685,477
26,000		Federated Investors, Inc (Class B)	790,400
7,800		Franklin Resources, Inc	543,270
13,100	*	Investment Technology Group, Inc	262,000
35,200		Legg Mason, Inc	2,578,752
17,825		Lehman Brothers Holdings, Inc	1,559,331
3,669		Morgan Stanley	203,703

		TOTAL SECURITY AND COMMODITY BROKERS	6,819,379

SPECIAL TRADE CONTRACTORS - 0.19%
30,700	*	Dycom Industries, Inc	936,964
10,500	*	EMCOR Group, Inc	474,390

		TOTAL SPECIAL TRADE CONTRACTORS	1,411,354

TOBACCO PRODUCTS - 1.54%
169,700		Altria Group, Inc	10,368,670
26,647		UST, Inc	1,281,987

		TOTAL TOBACCO PRODUCTS	11,650,657

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.80%
61,800	*	Alaska Air Group, Inc	$2,069,682
3,035	*	AMR Corp	33,233
13,151	*	Continental Airlines, Inc (Class B)	178,065
35,300	*	ExpressJet Holdings, Inc	454,664
20,300		FedEx Corp	1,999,347
7,285	*	Northwest Airlines Corp	79,625
8,200	*	Pinnacle Airlines Corp	114,308
71,100		Southwest Airlines Co	1,157,508

		TOTAL TRANSPORTATION BY AIR	6,086,432

TRANSPORTATION EQUIPMENT - 2.96%
32,875		Autoliv, Inc	1,587,863
126,986		Boeing Co	6,574,065
79,556		Ford Motor Co	1,164,700
11,925		General Dynamics Corp	1,247,355
2,600		Genuine Parts Co	114,556
27,186		Lockheed Martin Corp	1,510,182
48,400		Northrop Grumman Corp	2,631,024
16,300	*	TRW Automotive Holdings Corp	337,410
70,500		United Technologies Corp	7,286,175

		TOTAL TRANSPORTATION EQUIPMENT	22,453,330

TRUCKING AND WAREHOUSING - 1.38%
11,200		CNF, Inc	561,120
115,759		United Parcel Service, Inc (Class B)	9,892,764

		TOTAL TRUCKING AND WAREHOUSING	10,453,884

WATER TRANSPORTATION - 0.03%
4,494		Royal Caribbean Cruises Ltd	244,653

		TOTAL WATER TRANSPORTATION	244,653

WHOLESALE TRADE-DURABLE GOODS - 2.39%
13,100		Handleman Co	281,388
245,246		Johnson & Johnson	15,553,501
33,800		W.W. Grainger, Inc	2,251,756

		TOTAL WHOLESALE TRADE-DURABLE GOODS	18,086,645

WHOLESALE TRADE-NONDURABLE GOODS - 1.52%
64,530		AmerisourceBergen Corp	3,786,620
67,900		Cardinal Health, Inc	3,948,385
3,200		DIMON, Inc	21,504
44,547		McKesson Corp	1,401,449
15,200	*	Smart & Final, Inc	218,729
61,700		Supervalu, Inc	2,129,884

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	11,506,571

		TOTAL COMMON STOCKS
		(Cost $703,789,389)	746,137,339

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth and Income Fund

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS - 1.94%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.94%
$ 14,710,000	Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	$14,707,364

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	14,707,364

	TOTAL SHORT TERM INVESTMENTS
	(Cost $14,708,468)	14,707,364

	TOTAL PORTFOLIO - 100.44%
	(Cost $718,497,857)	760,844,703
	OTHER ASSETS & LIABILITIES, NET - (0.44)%	(3,352,056)

	NET ASSETS - 100.00%	$757,492,647

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS INTERNATIONAL EQUITY FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

COMMON STOCKS - 99.39%
APPAREL AND ACCESSORY STORES - 0.26%
17,300		Fast Retailing Co Ltd	$1,316,873
16,870		Hennes & Mauritz AB (B Shs)	587,685

		TOTAL APPAREL AND ACCESSORY STORES	1,904,558

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
489,000		Toyobo Co Ltd	1,178,716

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,178,716

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
24,400		Autobacs Seven Co Ltd	713,165

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	713,165

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.56%
36,000		Cheung Kong Infrastructure Holdings Ltd	103,979
611,863		Wolseley plc	11,435,868

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,539,847

BUSINESS SERVICES - 3.37%
60	*	Access Co Ltd	1,686,347
53,383		Capita Group plc	374,858
433,355	v*	Cintra Concesiones de Infraestructuras de Transporte S.A.	4,759,424
962		Dentsu, Inc	2,591,119
56,800		Diamond Lease Co Ltd	2,217,234
140,006		Hays plc	333,981
42,295		Misys plc	169,916
49,200		Oracle Corp Japan	2,549,546
257	*	Rakuten, Inc	293,442
2,313	*	Rakuten, Inc (When Issued)	2,076,666
16,565		SAP AG.	2,958,599
28,000		Secom Co Ltd	1,120,328
22,821		Securitas AB (B Shs)	391,488
35,075		Serco Group plc	161,617
53,900		Sumisho Lease Co Ltd	2,198,712
31,000		Tata Consultancy Services Ltd	952,392
25,179		WM-Data AB (B Shs)	54,561

		TOTAL BUSINESS SERVICES	24,890,230

CHEMICALS AND ALLIED PRODUCTS - 9.14%
40,219		BOC Group plc	767,146
61,338		Boots Group plc	771,936
143,000		Daicel Chemical Industries Ltd	809,408
349,237		GlaxoSmithKline plc	8,193,519
189,250	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	9,009
96,076		Imperial Chemical Industries plc	444,540

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

67,000		Kao Corp	$1,713,087
40,800		Kose Corp	1,791,744
50,237		Merck KGaA	3,456,568
178,000		Nippon Paint Co Ltd	745,213
172,869		Novartis AG. (Regd)	8,711,102
457,597		Reckitt Benckiser plc	13,828,239
128,252		Sanofi-Aventis	10,250,398
118,600		Shin-Etsu Chemical Co Ltd	4,861,130
42,000		Taisho Pharmaceutical Co Ltd	914,024
119,300		Takeda Pharmaceutical Co Ltd	6,007,495
678,000		Teijin Ltd	2,944,374
266,000		Tosoh Corp	1,196,701
12,142		Zeltia S.A.	84,996

		TOTAL CHEMICALS AND ALLIED PRODUCTS	67,500,629

COAL MINING - 0.07%
202,490		Byd Co Ltd (H Shs)	536,660

		TOTAL COAL MINING	536,660

COMMUNICATIONS - 5.28%
192,655		Cable & Wireless plc	441,080
112,776		Deutsche Telekom AG. (Regd)	2,552,291
38,781		Eircom Group plc	91,194
11,131	*	Elisa Oyj	179,440
417,328	*	Ericsson (LM) (B Shs)	1,331,350
19,810		Hellenic Telecommunications Organization S.A.	355,971
1,085		KDDI Corp	5,844,833
625,238		KPN NV	5,940,483
14,597	*	Marconi Corp plc	157,640
4,025	*	Modern Times Group AB (B Shs)	109,628
18,000		Portugal Telecom SGPS S.A. (Regd)	222,645
497,642		Singapore Telecommunications Ltd	725,550
7,987		Tele2 AB (B Shs)	313,692
328,432		Telecom Corp of New Zealand Ltd	1,458,943
208,876		Telefonica S.A.	3,935,057
15,235		Telenor ASA	138,348
22,000		Television Broadcasts Ltd	102,178
150,831		TeliaSonera AB	903,343
3,376,313		Vodafone Group plc	9,156,092
185,928		Vodafone Group plc (Spon ADR)	5,090,709

		TOTAL COMMUNICATIONS	39,050,467

DEPOSITORY INSTITUTIONS - 15.02%
3,000	*	Ashikaga Financial Group, Inc	0
127,999		Australia & New Zealand Banking Group Ltd	2,065,968
2,094,015		Banca Intesa S.p.A.	10,075,864
31,719		Bank of Ireland (Dublin)	528,147
46,503		Bank of Ireland (London)	769,256
4,150		Commercial Bank of Greece	131,545
128,174		DAH Sing Financial	993,539
112,055		DBS Group Holdings Ltd	1,105,174
727,178		Depfa Bank plc	12,206,943
39,478		Deutsche Bank AG. (Regd)	3,505,101
6		EFG Eurobank Ergasias S.A.	206
88,300		Hang Seng Bank Ltd	1,226,910
597,149	*	HSBC Holdings plc (United Kingdom)	10,077,448

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

545		Mitsubishi Tokyo Financial Group, Inc	$5,531,375
42,487		National Australia Bank Ltd	959,866
74,420		National Bank of Greece S.A.	2,456,052
177,124		Nordea Bank AB (Sweden)	1,785,793
572,706		Royal Bank of Scotland Group plc	19,263,927
969,000		Shinsei Bank Ltd	6,600,586
38,041		Skandinaviska Enskilda Banken (A Shs)	735,587
298		Sumitomo Mitsui Financial Group Inc	2,166,585
419,000		Sumitomo Trust & Banking Co Ltd	3,029,950
42,923		Svenska Handelsbanken AB (A Shs)	1,117,416
266,893		UBS AG. (Regd)	22,379,956
135,000		United Overseas Bank Ltd	1,141,264
73,059		Westpac Banking Corp	1,116,211

		TOTAL DEPOSITORY INSTITUTIONS	110,970,669

ELECTRIC, GAS, AND SANITARY SERVICES - 3.62%
175,988		Australian Gas Light Co Ltd	1,890,011
16,228		BG Group plc	110,293
23,200		Contact Energy Ltd	107,247
171,062		E.ON AG.	15,592,521
2,500		Electric Power Development Co	70,020
14,200		Hokkaido Electric Power Co, Inc	279,233
285,000		Hong Kong & China Gas Co Ltd	588,502
118,775	*	International Power plc	352,316
30,299		Kelda Group plc	367,932
12,400		NGC Holdings Ltd	27,765
801,500		Nissin Co Ltd	2,018,025
3,317		Oest Elektrizitatswirts (A Shs)	738,965
27,880		Severn Trent plc	517,605
83,000		Tata Power Co Ltd	745,702
44,950		United Utilities plc	543,687
24,945		United Utilities plc (A Shs)	214,316
350		West Japan Railway Co	1,414,072
2,038,000	*	Xinao Gas Holdings Ltd	1,166,789

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	26,745,001

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.81%
2,101,773	*	ABB Ltd	11,737,102
18,345		Advantest Corp	1,573,656
13,500		ASM Pacific Technology Ltd	48,632
21,874		Electrolux AB Series B	500,323
11,500		Hirose Electric Co Ltd	1,344,491
118,500		Johnson Electric Holdings Ltd	115,105
67,862		Kidde plc	216,930
51,900		Kyocera Corp	3,996,204
33,800		Melco Holdings, Inc	634,966
2,274	*	Mobistar S.A.	213,120
15,400		Murata Manufacturing Co Ltd	861,150
360,048		Nokia Oyj	5,686,771
24,700		Rohm Co Ltd	2,555,089
83,000		Satyam Computer Services Ltd	782,648
867,610		STMicroelectronics NV	16,922,935
195,000		Sumitomo Electric Industries Ltd	2,121,841
637,791		Taiwan Semiconductor Manufacturing Co Ltd	1,016,360

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	50,327,323

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.16%
22,744		Assa Abloy AB (B Shs)	$388,456
117,000		NHK Spring Co Ltd	799,258

		TOTAL FABRICATED METAL PRODUCTS	1,187,714

FOOD AND KINDRED PRODUCTS - 2.66%
103,526		Coca-Cola Amatil Ltd	659,782
1,982,000		Global Bio-Chem Technology Group Co Ltd	1,300,475
60,160		Groupe Danone	5,556,439
109,708		J. Sainsbury plc	569,750
87,471		Lion Nathan Ltd	589,689
472,000		Nichirei Corp	1,879,340
475,000		Nisshin Oillio Group Ltd	2,447,546
931,000		People's Food Holdings Ltd	855,489
32,290		Pernod-Ricard	4,946,422
64,967		Scottish & Newcastle plc	543,512
33,104		Tate & Lyle plc	300,463

		TOTAL FOOD AND KINDRED PRODUCTS	19,648,907

FOOD STORES - 2.60%
2,377		Axfood AB	80,480
39	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	1
3,095,652		Tesco plc	19,122,721

		TOTAL FOOD STORES	19,203,202

FURNITURE AND HOMEFURNISHINGS STORES - 0.16%
87,200		Hitachi Maxell Ltd	1,194,777

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,194,777

GENERAL BUILDING CONTRACTORS - 0.85%
24,129		Amec plc	137,934
16,100		Bouygues S.A.	744,053
30,600		Daito Trust Construction Co Ltd	1,454,299
3,020,000		Shanghai Forte Land Co	1,058,770
167,000		Shimizu Corp	837,689
28,436		Skanska AB (B Shs)	341,254
129,000		Sumitomo Realty & Development Co Ltd	1,681,897

		TOTAL GENERAL BUILDING CONTRACTORS	6,255,896

GENERAL MERCHANDISE STORES - 0.21%
318,000		Mitsukoshi Ltd	1,545,467

		TOTAL GENERAL MERCHANDISE STORES	1,545,467

HEALTH SERVICES - 0.06%
6,105	*	Capio AB	72,576
2,289	*	Elekta AB	65,962
12,440		Getinge AB (B Shs)	154,906
7,709		Intertek Group plc	104,344
1,800		Nichii Gakkan Co	58,320

		TOTAL HEALTH SERVICES	456,108

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.99%
33,891		Balfour Beatty plc	$205,125
217,702		Multiplex Group	928,372
101,009		Vinci S.A.	13,564,889

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	14,698,386

HOLDING AND OTHER INVESTMENT OFFICES - 2.49%
3,295		Castellum AB	118,008
9,828		Great Portland Estates plc	62,078
32,000		Housing Development Finance Corp	563,957
58,000		iShares MSCI EAFE Index Fund	9,294,500
35,785		Land Securities Group plc	961,852
20,532		London Stock Exchange plc	229,421
259,922		Macquarie Infrastructure Group	692,760
5,047		Nobel Biocare Holding AG.	914,328
924,000		Orient Corp	2,669,113
10,026		Schroders plc	144,560
299,000		Sumitomo Corp	2,579,448
6,655		Wihlborgs Fastigheter AB	140,202

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	18,370,227

HOTELS AND OTHER LODGING PLACES - 1.14%
192,133		Accor S.A.	8,411,858

		TOTAL HOTELS AND OTHER LODGING PLACES	8,411,858

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.86%
20,525		Aggreko plc	66,202
6,755		Alfa Laval AB	109,273
15,394		Atlas Copco AB (B Shs)	642,826
46,915		FKI plc	104,934
471,000		Fuji Heavy Industries Ltd	2,298,234
1,686,457		Futuris Corp Ltd	2,855,549
2,201		Hoganas AB (B Shs)	59,120
292,000		Komatsu Ltd	2,043,174
95,000		Makino Milling Machine Co Ltd	521,031
34,485		Meggitt plc	173,299
13,500		Nidec Corp	1,645,506
455,000		NSK Ltd	2,286,767
72,747		Rheinmetall AG.	3,881,093
18,069		Sandvik AB	728,698
9,992	*	Saurer AG.	588,747
7,331		Scania AB	290,133
7,543		SKF AB (B Shs)	335,981
118,390		Wartsila Oyj (B Shs)	2,523,250

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,153,817

INSTRUMENTS AND RELATED PRODUCTS - 1.47%
46,900		Canon, Inc	2,531,053
13,628		Gambro AB (A Shs)	194,308
7,588		Gambro AB (B Shs)	106,477
458,717	*	Invensys plc	136,507
850		Keyence Corp	190,456
152		Nobel Biocare Holding AG. (Stockholm)	27,836
2,448		The Swatch Group AG. (Br)	359,310

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

205,784		The Swatch Group AG. (Regd)	$6,116,876
36,300		Tokyo Seimitsu Co Ltd	1,211,535

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,874,358

INSURANCE CARRIERS - 4.30%
231,000		Aioi Insurance Co Ltd	1,066,293
489,766	*	AMP Ltd	2,787,314
2,180,000	*	China Life Insurance Co Ltd (H Shs)	1,458,438
160,414		Friends Provident plc	474,288
201,000		Fuji Fire & Marine Insurance Co Ltd	655,158
154,748		Insurance Australia Group Ltd	780,004
524,659		Legal & General Group plc	1,108,023
19,459		Liberty International plc	362,573
163,000		Nipponkoa Insurance Co Ltd	1,108,725
108,000		Nissay Dowa General Insurance Co Ltd	549,117
395,430		Promina Group Ltd	1,673,879
177,076		Prudential plc	1,540,057
233,036		Royal & Sun Alliance Insurance Group plc	346,740
7,346		Schindler Holding AG. (Pt Cert)	2,913,592
79,523		Skandia Forsakrings AB	396,095
19,071		Storebrand ASA	184,203
61,200		T&D Holdings, Inc	2,926,515
68,619		Zurich Financial Services AG.	11,441,529

		TOTAL INSURANCE CARRIERS	31,772,543

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.18%
236		East Japan Railway Co	1,312,774

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,312,774

LUMBER AND WOOD PRODUCTS - 0.02%
3,932		Holmen AB (B Shs)	136,088

		TOTAL LUMBER AND WOOD PRODUCTS	136,088

METAL MINING - 0.88%
17,801		Johnson Matthey plc	337,661
491,000		Mitsubishi Materials Corp	1,030,204
167,737		Newcrest Mining Ltd	2,294,484
22,792		Rio Tinto Ltd	698,943
372,345		WMC Resources Ltd	2,107,382

		TOTAL METAL MINING	6,468,674

MISCELLANEOUS RETAIL - 0.34%
152,865	*	Cookson Group plc	104,187
963,974		Pacific Brands Ltd	2,410,553

		TOTAL MISCELLANEOUS RETAIL	2,514,740

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 1.77%
26,465		Cattles plc	$186,473
4,573		D Carnegie AB	59,180
287,486	*	Hypo Real Estate Holding	11,918,340
39,020		ICAP plc	203,580
190,000	*	Industrial Development Bank of India Ltd	479,917
20,569		Provident Financial plc	265,376

		TOTAL NONDEPOSITORY INSTITUTIONS	13,112,866

OIL AND GAS EXTRACTION - 1.13%
903,000		CNOOC Ltd	485,034
2,571		IHC Caland NV	163,339
13,186	*	Lundin Petroleum AB	75,599
126		OMV AG.	37,968
231,880		Origin Energy Ltd	1,252,400
890,000		PetroChina Co Ltd (Class H)	475,189
16,396		Shell Transport & Trading Co plc	139,765
2,884		Smedvig ASA	48,450
44,150		Statoil ASA	692,503
1,553		Technip S.A.	287,084
21,427		Total S.A.	4,680,330

		TOTAL OIL AND GAS EXTRACTION	8,337,661

PAPER AND ALLIED PRODUCTS - 0.97%
4,295		Billerud AB	76,588
14,778		De La Rue plc	98,452
168,000		NGK Insulators Ltd	1,606,714
205,000		OJI Paper Co Ltd	1,176,344
44,349		Rexam plc	391,245
15,696		Svenska Cellulosa AB (B Shs)	669,608
60,723		TDC a/s	2,571,480
12,200		Uni-Charm Corp	584,581

		TOTAL PAPER AND ALLIED PRODUCTS	7,175,012

PERSONAL SERVICES - 0.02%
16,343		Davis Service Group plc	128,646

		TOTAL PERSONAL SERVICES	128,646

PETROLEUM AND COAL PRODUCTS - 5.90%
479,148		BHP Billiton Ltd	5,761,767
753,304		BP plc	7,347,050
38,390		BP plc (Spon ADR)	2,241,976
482,421		ENI S.p.A.	12,078,558
8,620		Hellenic Petroleum S.A.	93,734
562,000		Nippon Oil Corp	3,603,338
2,657		Norsk Hydro ASA	209,256
1,452	*	Petroleum Geo-Services ASA	90,740
165,990		Repsol YPF S.A.	4,322,915
135,807	*	Royal Dutch Petroleum Co	7,817,625

		TOTAL PETROLEUM AND COAL PRODUCTS	43,566,959

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.50%
321,916	*	Corus Group plc	$312,114
106,000		NEOMAX Co Ltd	1,880,628
494,000		Nippon Steel Corp	1,210,052
6,895		Ssab Svenskt Stal AB (Series A)	166,010
6,045		Trelleborg AB (B Shs)	102,791

		TOTAL PRIMARY METAL INDUSTRIES	3,671,595

PRINTING AND PUBLISHING - 2.26%
12,520		Eniro AB	128,113
443,587		Reed Elsevier NV	6,047,543
1,033,837		Reed Elsevier plc	9,537,278
74,000		SCMP Group Ltd	30,704
331,000		Singapore Press Holdings Ltd	932,737

		TOTAL PRINTING AND PUBLISHING	16,676,375

RAILROAD TRANSPORTATION - 0.21%
280,113		Brambles Industries Ltd	1,526,085

		TOTAL RAILROAD TRANSPORTATION	1,526,085

REAL ESTATE - 0.77%
41,780		British Land Co plc	718,713
40	*	City Developments Ltd Wts 05/10/06	112
22,311		Hammerson plc	372,021
86,000		Sino Land Co Ltd	84,642
33,787		Slough Estates plc	356,772
569	v	Stockland	2,649
260,000		Tokyo Tatemono Co Ltd	1,692,398
189,287	*	Westfield Group	2,437,917

		TOTAL REAL ESTATE	5,665,224

SECURITY AND COMMODITY BROKERS - 2.61%
49,490		3i Group plc	632,806
58,829		Amvescap plc	362,274
9,887		Close Brothers Group plc	139,423
248,231		Deutsche Boerse AG.	14,940,422
22,525		Man Group plc	636,578
21,200		Matsui Securities Co Ltd	738,597
196,000		Mitsui & Co Ltd	1,757,822
6,058	*	OMX AB	77,487

		TOTAL SECURITY AND COMMODITY BROKERS	19,285,409

STONE, CLAY, AND GLASS PRODUCTS - 4.65%
334,781		CRH plc	8,955,403
59,440		Hanson plc	510,397
356,314		Holcim Ltd (Regd)	21,464,699
250,000		Nippon Sheet Glass Co Ltd	1,034,449
83,018		Pilkington plc	175,325
18,262		RMC Group plc	297,670
503		Sika AG.	301,685
656,000		Sumitomo Osaka Cement Co Ltd	1,606,870

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	34,346,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.36%
452,000	v*	Air China Ltd (Class H)	$174,457
43,670	*	British Airways plc	197,029
265,278		Qantas Airways Ltd	771,500
5,970	*	SAS AB	53,902
173,000		Swire Pacific Ltd (A Shs)	1,446,730

		TOTAL TRANSPORTATION BY AIR	2,643,618

TRANSPORTATION EQUIPMENT - 4.82%
36,392		BBA Group plc	199,651
2,581,780	*	Fiat S.p.A.	20,704,774
504,000		Mazda Motor Corp	1,583,761
122,398		Rolls-Royce Group plc	580,431
62,314		Tomkins plc	304,176
56,400		Toyota Industries Corp	1,409,037
240,800		Toyota Motor Corp	9,799,317
25,865		Volvo AB (B Shs)	1,025,586

		TOTAL TRANSPORTATION EQUIPMENT	35,606,733

TRANSPORTATION SERVICES - 0.04%
11,201		National Express Group plc	177,522
64,206		Stagecoach Group plc	140,219

		TOTAL TRANSPORTATION SERVICES	317,741

TRUCKING AND WAREHOUSING - 0.30%
109,000		Seino Transportation Co Ltd	1,021,177
247,000		Sumitomo Warehouse Co Ltd	1,205,231

		TOTAL TRUCKING AND WAREHOUSING	2,226,408

WATER TRANSPORTATION - 0.55%
1,464,000		China Shipping Development Co Ltd	1,299,626
1,694		Euronav NV	43,979
24,054		Exel plc	333,891
3,275		Frontline Ltd	145,726
312,000		Mitsui OSK Lines Ltd	1,872,548
59,498		Peninsular & Oriental Steam Navigation Co	339,835

		TOTAL WATER TRANSPORTATION	4,035,605

WHOLESALE TRADE-DURABLE GOODS - 0.68%
43,200		Kuroda Electric Co Ltd	1,007,592
15,280		SSL International plc	92,409
146,900		Terumo Corp	3,956,709

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,056,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 4.13%
20,105		Alliance Unichem plc	$291,234
179,724		Celesio AG.	14,618,301
5,527		Ciba Specialty Chemicals AG. (Regd)	420,443
501,817		Inditex S.A.	14,801,454
2,393	*	Oriflame Cosmetics S.A. (SDR)	55,455
26,924		Swedish Match AB	311,964

		TOTALWHOLESALE TRADE-NONDURABLE GOODS	30,498,851

		TOTAL COMMON STOCKS
		(Cost $634,366,900)	734,440,797

PRINCIPAL

SHORT TERM INVESTMENTS - 1.68%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.68%
$12,410,000		Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	12,407,777

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	12,407,777

		TOTAL SHORT TERM INVESTMENTS
		(Cost $12,409,138)	12,407,777

		TOTAL PORTFOLIO - 101.07%
		(Cost $646,776,038)	746,848,574
		OTHER ASSETS & LIABILITIES, NET - (1.07)%	(7,931,169)

		NET ASSETS - 100.00%	$738,917,405

*	Non-income producing
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS LARGE-CAP VALUE FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

COMMON STOCKS - 99.71%
APPAREL AND OTHER TEXTILE PRODUCTS - 1.17%
88,846		Jones Apparel Group, Inc	$3,249,098
3,875		Liz Claiborne, Inc	163,564
2,979		VF Corp	164,977

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,577,639

BUSINESS SERVICES - 2.62%
23,700		Automatic Data Processing, Inc	1,051,095
366,000	*	Manugistics Group, Inc	1,050,420
115,355		Microsoft Corp	3,081,132
237,150	*	NYFIX, Inc	1,467,959
130,500	*	Siebel Systems, Inc	1,370,250

		TOTAL BUSINESS SERVICES	8,020,856

CHEMICALS AND ALLIED PRODUCTS - 4.89%
34,400	*	Andrx Corp	750,952
58,072		Bristol-Myers Squibb Co	1,487,805
72,515		Du Pont (E.I.) de Nemours & Co	3,556,861
180,910		Merck & Co, Inc	5,814,447
21,841	*	OSI Pharmaceuticals, Inc	1,634,799
630,641		Rhodia S.A. (Spon ADR)	1,702,731

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,947,595

COMMUNICATIONS - 8.55%
28,214		AT&T Corp	537,759
131,385		BellSouth Corp	3,651,189
48,600		Clear Channel Communications, Inc	1,627,614
76,074	*	Comcast Corp (Class A)	2,531,743
594,456	*	Lucent Technologies, Inc	2,235,155
102,912		SBC Communications, Inc	2,652,042
85,651		Sprint Corp	2,128,427
124,099		Verizon Communications, Inc	5,027,250
157,626		Viacom, Inc (Class B)	5,736,010

		TOTAL COMMUNICATIONS	26,127,189

DEPOSITORY INSTITUTIONS - 16.14%
197,261		Bank of America Corp	9,269,294
292,819		Citigroup, Inc	14,108,019
76,732		Fifth Third Bancorp	3,627,889
186,060		JPMorgan Chase & Co	7,258,201
687		National City Corp	25,797
31,192		North Fork Bancorp, Inc	899,889
83,599		Northern Trust Corp	4,061,239
41,543		SunTrust Banks, Inc	3,069,197
65,207		U.S. Bancorp	2,042,283

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Large-Cap Value Fund

SHARES			VALUE

60,409		Wachovia Corp	$3,177,513
28,997		Wells Fargo & Co	1,802,164

		TOTAL DEPOSITORY INSTITUTIONS	49,341,485

EATING AND DRINKING PLACES - 1.11%
96,923	*	Brinker International, Inc	3,399,090

		TOTAL EATING AND DRINKING PLACES	3,399,090

ELECTRIC, GAS, AND SANITARY SERVICES - 6.74%
104,999	*	Allegheny Energy, Inc	2,069,530
330,000	*	Calpine Corp	1,300,200
57,270		Cinergy Corp	2,384,150
189,496	*	CMS Energy Corp	1,980,233
54,372		Dominion Resources, Inc	3,683,159
2,127		Equitable Resources, Inc	129,024
18,402		Exelon Corp	810,976
2,834		Kinder Morgan, Inc	207,250
4,074		MDU Resources Group, Inc	108,694
32,149	*	NRG Energy, Inc	1,158,971
82,949	*	PG&E Corp	2,760,543
108,892		Waste Management, Inc	3,260,226
45,573		Williams Cos, Inc	742,384

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	20,595,340

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.71%
83,578		Adtran, Inc	1,599,683
2,802,710	*	Alstom	2,133,366
437,556		General Electric Co	15,970,794
357,789	*	JDS Uniphase Corp	1,134,191
66,800		Nintendo Co Ltd (ADR)	1,052,100
58,500	*	Novellus Systems, Inc	1,631,565
153,945	*	PMC-Sierra, Inc	1,731,881
72,108		STMicroelectronics NV (New York)	1,393,127

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	26,646,707

ENGINEERING AND MANAGEMENT SERVICES - 0.83%
34,150	*	Jacobs Engineering Group, Inc	1,632,029
16,165		Monsanto Co	897,966

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,529,995

FOOD AND KINDRED PRODUCTS - 2.07%
79,638		Archer Daniels Midland Co	1,776,724
95,623		Coca-Cola Enterprises, Inc	1,993,740
51,384		General Mills, Inc	2,554,299

		TOTAL FOOD AND KINDRED PRODUCTS	6,324,763

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Large-Cap Value Fund

SHARES			VALUE

FOOD STORES - 0.49%
76,218	*	Safeway, Inc	$1,504,543

		TOTAL FOOD STORES	1,504,543

FURNITURE AND FIXTURES - 0.25%
12,715		Lear Corp	775,742

		TOTAL FURNITURE AND FIXTURES	775,742

FURNITURE AND HOMEFURNISHINGS STORES - 0.62%
107,982	*	Knoll, Inc	1,889,685

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,889,685

GENERAL MERCHANDISE STORES - 1.44%
1,607	*	Kmart Holding Corp	159,013
1,461		Neiman Marcus Group, Inc (Class A)	104,520
81,300		Sears Roebuck & Co	4,148,739

		TOTAL GENERAL MERCHANDISE STORES	4,412,272

HEALTH SERVICES - 0.39%
109,203	*	Tenet Healthcare Corp	1,199,049

		TOTAL HEALTH SERVICES	1,199,049

HOLDING AND OTHER INVESTMENT OFFICES - 5.52%
17,232		AMB Property Corp	696,000
29,602		Apartment Investment & Management Co (Class A)	1,140,861
16,586		AvalonBay Communities, Inc	1,248,926
23,094		Boston Properties, Inc	1,493,489
11		Cross Timbers Royalty Trust	439
37,000		Greater Bay Bancorp	1,031,560
149,449		iShares Russell 1000 Value Index Fund	9,918,930
49,608		Ventas, Inc	1,359,755

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,889,960

HOTELS AND OTHER LODGING PLACES - 1.10%
72,715	*	Great Wolf Resorts, Inc	1,624,453
76,410		Hilton Hotels Corp	1,737,563

		TOTAL HOTELS AND OTHER LODGING PLACES	3,362,016

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.43%
47,101	*	AGCO Corp	1,031,041
140,565		Hewlett-Packard Co	2,947,648
3,974		International Business Machines Corp	391,757

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,370,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Large-Cap Value Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 0.63%
49,414		Raytheon Co	$1,918,746

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,918,746

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
98,862		AON Corp	2,358,847

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,358,847

INSURANCE CARRIERS - 5.38%
1,146		Aegon NV (ARS)	15,712
18,298		Allstate Corp	946,373
77,170		American International Group, Inc	5,067,754
15,928		MGIC Investment Corp	1,097,598
15,811		Prudential Financial, Inc	868,973
115,147		St. Paul Travelers Cos, Inc	4,268,499
21,325	*	WellPoint, Inc	2,452,375
22,406		XL Capital Ltd (Class A)	1,739,826

		TOTAL INSURANCE CARRIERS	16,457,110

MOTION PICTURES - 2.05%
322,527	*	Time Warner, Inc	6,269,925

		TOTAL MOTION PICTURES	6,269,925

NONDEPOSITORY INSTITUTIONS - 1.66%
40,782		Fannie Mae	2,904,086
29,277		Freddie Mac	2,157,715

		TOTAL NONDEPOSITORY INSTITUTIONS	5,061,801

OIL AND GAS EXTRACTION - 2.36%
19,602	*	Bill Barrett Corp	627,068
58,000		Devon Energy Corp	2,257,360
42,887		Kerr-McGee Corp	2,478,440
50,447		Pioneer Natural Resources Co	1,770,690
1,732		Pogo Producing Co	83,985

		TOTAL OIL AND GAS EXTRACTION	7,217,543

PAPER AND ALLIED PRODUCTS - 2.24%
106,787		International Paper Co	4,485,054
126,855	*	Smurfit-Stone Container Corp	2,369,651

		TOTAL PAPER AND ALLIED PRODUCTS	6,854,705

PETROLEUM AND COAL PRODUCTS - 6.66%
78,176		ChevronTexaco Corp	4,105,022
33,875		ConocoPhillips	2,941,366
259,797		ExxonMobil Corp	13,317,194

		TOTAL PETROLEUM AND COAL PRODUCTS	20,363,582

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Large-Cap Value Fund

SHARES			VALUE

PRINTING AND PUBLISHING - 0.60%
27,466		Knight Ridder, Inc	$1,838,574

		TOTAL PRINTING AND PUBLISHING	1,838,574

RAILROAD TRANSPORTATION - 0.85%
64,531		CSX Corp	2,586,402

		TOTAL RAILROAD TRANSPORTATION	2,586,402

REAL ESTATE - 0.02%
1,057		Forest City Enterprises, Inc (Class A)	60,830

		TOTAL REAL ESTATE	60,830

SECURITY AND COMMODITY BROKERS - 3.60%
196,880		Charles Schwab Corp	2,354,685
3,910		Goldman Sachs Group, Inc	406,796
32,111		Merrill Lynch & Co, Inc	1,919,274
114,171		Morgan Stanley	6,338,774

		TOTAL SECURITY AND COMMODITY BROKERS	11,019,529

STONE, CLAY, AND GLASS PRODUCTS - 0.70%
1,124		Lafarge North America, Inc	57,684
51,940	b*	USG Corp	2,091,624

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,149,308

TOBACCO PRODUCTS - 4.11%
205,772		Altria Group, Inc	12,572,669

		TOTAL TOBACCO PRODUCTS	12,572,669

TRANSPORTATION BY AIR - 0.45%
124,853	*	Northwest Airlines Corp	1,364,643

		TOTAL TRANSPORTATION BY AIR	1,364,643

TRANSPORTATION EQUIPMENT - 2.87%
52,978		General Motors Corp	2,122,299
1,344		Genuine Parts Co	59,217
72,847		Honeywell International, Inc	2,579,512
53,500	*	Navistar International Corp	2,352,930
30,320		Northrop Grumman Corp	1,648,195

		TOTAL TRANSPORTATION EQUIPMENT	8,762,153

WHOLESALE TRADE-NONDURABLE GOODS - 0.69%
35,828		AmerisourceBergen Corp	2,102,389

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,102,389

		TOTAL COMMON STOCKS
		(Cost $268,527,820)	304,873,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Large-Cap Value Fund

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS - 0.52%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.52%
	Federal Home Loan Bank (FHLB)
$1,590,000	1.000% 01/03/05	$1,589,715

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,589,715

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,589,890)	1,589,715

	TOTAL PORTFOLIO - 100.23%
	(Cost $270,117,710)	306,462,843

	OTHER ASSETS & LIABILITIES, NET - (0.23%)	(704,847)

	NET ASSETS - 100.00%	$305,757,996

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS MID-CAP GROWTH FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

COMMON STOCKS - 99.63%
AMUSEMENT AND RECREATION SERVICES - 1.18%
13,871		Harrah's Entertainment, Inc	$927,831
15,200		Station Casinos, Inc	831,136

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,758,967

APPAREL AND ACCESSORY STORES - 1.46%
28,922		Abercrombie & Fitch Co (Class A)	1,357,888
7,753	*	Chico's FAS, Inc	352,994
15,696		Ross Stores, Inc	453,144

		TOTAL APPAREL AND ACCESSORY STORES	2,164,026

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
6,600	*	Advance Auto Parts	288,288

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	288,288

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.46%
11,100		Fastenal Co	683,316

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	683,316

BUSINESS SERVICES - 14.76%
32,537		Adobe Systems, Inc	2,041,371
8,946	*	Affiliated Computer Services, Inc (Class A)	538,460
14,594	*	Ask Jeeves, Inc	390,390
11,126		Autodesk, Inc	422,232
38,026	*	BEA Systems, Inc	336,910
9,270	*	ChoicePoint, Inc	426,327
9,000	*	Citrix Systems, Inc	220,770
10,411	*	Cognizant Technology Solutions Corp	440,698
22,123	*	DST Systems, Inc	1,153,051
20,244	*	Fiserv, Inc	813,606
116,409	*	Interpublic Group of Cos, Inc	1,559,881
17,641	*	Intuit, Inc	776,380
83,287	*	Juniper Networks, Inc	2,264,574
31,495		Manpower, Inc	1,521,209
57,648	*	McAfee, Inc	1,667,757
32,201	*	Mercury Interactive Corp	1,466,756
26,723	*	Monster Worldwide, Inc	898,962
21,600	*	NAVTEQ Corp	1,001,376
50,077	*	Red Hat, Inc	668,528
32,856	*	Siebel Systems, Inc	344,988
5,000	*	SunGard Data Systems, Inc	141,650
29,781	*	VeriSign, Inc	998,259
20,604	*	Veritas Software Corp	588,244
45,421	*	Westwood One, Inc	1,223,188

		TOTAL BUSINESS SERVICES	21,905,567

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Growth Fund

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 9.55%
12,100		Alberto-Culver Co	$587,697
12,193		Allergan, Inc	988,487
12,679	*	American Pharmaceutical Partners, Inc	474,321
7,406	*	Amylin Pharmaceuticals, Inc	173,004
27,276	*	Andrx Corp	595,435
11,484		Avery Dennison Corp	688,695
6,000	*	Charles River Laboratories International, Inc	276,060
24,493		Clorox Co	1,443,372
19,220		Ecolab, Inc	675,199
7,528		Estee Lauder Cos (Class A)	344,557
35,960	*	Genzyme Corp	2,088,197
33,566	*	Gilead Sciences, Inc	1,174,474
4,940	*	ImClone Systems, Inc	227,635
57,266	*	IVAX Corp	905,948
16,000	*	MedImmune, Inc	433,760
10,269		Mylan Laboratories, Inc	181,556
6,086	*	OSI Pharmaceuticals, Inc	455,537
30,757	*	Sepracor, Inc	1,826,043
32,777	*	VCA Antech, Inc	642,429

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,182,406

COAL MINING - 0.48%
17,454		Consol Energy, Inc	716,487

		TOTAL COAL MINING	716,487

COMMUNICATIONS - 4.57%
110,888	*	Avaya, Inc	1,907,274
21,847		Global Payments, Inc	1,278,923
51,151	*	Nextel Partners, Inc (Class A)	999,491
18,577	*	NII Holdings, Inc (Class B)	881,479
39,542	*	Univision Communications, Inc (Class A)	1,157,394
15,029	*	XM Satellite Radio Holdings, Inc	565,391

		TOTAL COMMUNICATIONS	6,789,952

DEPOSITORY INSTITUTIONS - 2.15%
36,478		North Fork Bancorp, Inc	1,052,390
26,191		Northern Trust Corp	1,272,359
17,271		Synovus Financial Corp	493,605
11,628		TCF Financial Corp	373,724

		TOTAL DEPOSITORY INSTITUTIONS	3,192,078

EATING AND DRINKING PLACES - 1.80%
56,649		Yum! Brands, Inc	2,672,700

		TOTAL EATING AND DRINKING PLACES	2,672,700

EDUCATIONAL SERVICES - 1.71%
32,277	*	Career Education Corp	1,291,080
66,432	*	Corinthian Colleges, Inc	1,251,911

		TOTAL EDUCATIONAL SERVICES	2,542,991

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Growth Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 0.61%
66,217	*	AES Corp	$905,186

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	905,186

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.91%
31,900	*	Altera Corp	660,330
27,715	*	Amphenol Corp (Class A)	1,018,249
53,427	*	Comverse Technology, Inc	1,306,290
3,145		Harman International Industries, Inc	399,415
33,583	*	Jabil Circuit, Inc	859,053
126,279	*	JDS Uniphase Corp	400,304
31,283		Linear Technology Corp	1,212,529
21,163	*	Marvell Technology Group Ltd	750,652
15,283		Microchip Technology, Inc	407,445
23,000	*	Micron Technology, Inc	284,050
102,962		National Semiconductor Corp	1,848,168
46,393	*	Novellus Systems, Inc	1,293,901
7,208	*	Nvidia Corp	169,820
48,263	*	PMC-Sierra, Inc	542,959
9,706	*	Portalplayer, Inc	239,544
18,495		Rockwell Collins, Inc	729,443
16,459	*	Silicon Laboratories, Inc	581,167
17,700		Xilinx, Inc	524,805

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	13,228,124

ENGINEERING AND MANAGEMENT SERVICES - 5.90%
29,364	*	Celgene Corp	779,027
12,241		Corporate Executive Board Co	819,413
33,188	*	CV Therapeutics, Inc	763,324
31,910	*	Jacobs Engineering Group, Inc	1,524,979
22,529		Monsanto Co	1,251,486
22,450		Moody's Corp	1,949,783
17,499		Quest Diagnostics, Inc	1,672,029

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,760,041

FABRICATED METAL PRODUCTS - 0.77%
2,571	*	Alliant Techsystems, Inc	168,092
12,646		Fortune Brands, Inc	976,018

		TOTAL FABRICATED METAL PRODUCTS	1,144,110

FOOD AND KINDRED PRODUCTS - 1.03%
11,919		Campbell Soup Co	356,259
14,051		Hershey Foods Corp	780,393
14,337		Pepsi Bottling Group, Inc	387,672

		TOTAL FOOD AND KINDRED PRODUCTS	1,524,324

FOOD STORES - 0.30%
4,658		Whole Foods Market, Inc	444,140

		TOTAL FOOD STORES	444,140

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Growth Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 0.74%
39,485		Herman Miller, Inc	$1,090,971

		TOTAL FURNITURE AND FIXTURES	1,090,971

FURNITURE AND HOMEFURNISHINGS STORES - 3.12%
78,723	*	Bed Bath & Beyond, Inc	3,135,537
53,910	*	Knoll, Inc	943,425
16,766		RadioShack Corp	551,266

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,630,228

GENERAL BUILDING CONTRACTORS - 1.35%
1,482	*	NVR, Inc	1,140,251
13,529		Pulte Homes, Inc	863,150

		TOTAL GENERAL BUILDING CONTRACTORS	2,003,401

GENERAL MERCHANDISE STORES - 0.43%
30,643		Dollar General Corp	636,455

		TOTAL GENERAL MERCHANDISE STORES	636,455

HEALTH SERVICES - 2.67%
3,646	*	Coventry Health Care, Inc	193,530
5,913	*	DaVita, Inc	233,741
22,643	*	Express Scripts, Inc	1,730,831
17,472		Health Management Associates, Inc (Class A)	396,964
10,600	*	Laboratory Corp of America Holdings	528,092
23,692	*	Triad Hospitals, Inc	881,579

		TOTAL HEALTH SERVICES	3,964,737

HOTELS AND OTHER LODGING PLACES - 2.78%
36,837	*	Great Wolf Resorts, Inc	822,939
96,577		Hilton Hotels Corp	2,196,161
17,684		Marriott International, Inc (Class A)	1,113,738

		TOTAL HOTELS AND OTHER LODGING PLACES	4,132,838

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.23%
39,463	*	American Standard Cos, Inc	1,630,611
13,140	*	Apple Computer, Inc	846,216
70,514		Baker Hughes, Inc	3,008,832
7,248		Black & Decker Corp	640,216
17,079		Dover Corp	716,293
13,625		ITT Industries, Inc	1,150,631
15,700	*	Lam Research Corp	453,887
22,483	*	Lexmark International, Inc	1,911,055
47,001	*	Network Appliance, Inc	1,561,373
13,327		Pitney Bowes, Inc	616,774
20,000	*	Sandisk Corp	499,400
8,841	*	Smith International, Inc	481,039
33,997	*	Solectron Corp	181,204

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,697,531

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Growth Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 7.55%
31,577		Bard (C.R.), Inc	$2,020,296
45,429		Biomet, Inc	1,971,164
4,675		Dentsply International, Inc	262,735
19,478	*	Fisher Scientific International, Inc	1,215,038
15,129	*	KLA-Tencor Corp	704,709
23,056	*	Millipore Corp	1,148,419
12,610		Rockwell Automation, Inc	624,826
47,600	*	St. Jude Medical, Inc	1,995,868
15,473		Tektronix, Inc	467,439
10,880	*	Varian Medical Systems, Inc	470,451
7,115	*	Waters Corp	332,911

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,213,856

INSURANCE AGENTS, BROKERS AND SERVICE - 0.16%
5,590	*	Medco Health Solutions, Inc	232,544

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	232,544

INSURANCE CARRIERS - 1.33%
17,150	*	WellPoint, Inc	1,972,250

		TOTAL INSURANCE CARRIERS	1,972,250

LEATHER AND LEATHER PRODUCTS - 0.61%
16,131	*	Coach, Inc	909,788

		TOTAL LEATHER AND LEATHER PRODUCTS	909,788

METAL MINING - 0.28%
11,034		Freeport-McMoRan Copper & Gold, Inc (Class A)	421,830

		TOTAL METAL MINING	421,830

MISCELLANEOUS RETAIL - 1.19%
36,703	*	Petco Animal Supplies, Inc	1,449,034
4,316		Petsmart, Inc	153,347
5,000		Tiffany & Co	159,850

		TOTAL MISCELLANEOUS RETAIL	1,762,231

MOTION PICTURES - 0.59%
23,245	*	DreamWorks Animation SKG, Inc (Class A)	871,920

		TOTAL MOTION PICTURES	871,920
NONDEPOSITORY INSTITUTIONS - 0.64%
14,268	*	Advance America Cash Advance Centers, Inc	326,737
12,641		Doral Financial Corp	622,569

		TOTAL NONDEPOSITORY INSTITUTIONS	949,306

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Growth Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 2.06%
9,079		BJ Services Co	$422,537
34,541		ENSCO International, Inc	1,096,331
14,614		EOG Resources, Inc	1,042,855
13,900		XTO Energy, Inc	491,782

		TOTAL OIL AND GAS EXTRACTION	3,053,505

PAPER AND ALLIED PRODUCTS - 0.34%
20,192	*	Pactiv Corp	510,656

		TOTAL PAPER AND ALLIED PRODUCTS	510,656

PERSONAL SERVICES - 0.74%
12,987		Cintas Corp	569,610
10,748		H & R Block, Inc	526,652

		TOTAL PERSONAL SERVICES	1,096,262

PRINTING AND PUBLISHING - 0.38%
577		Washington Post Co (Class B)	567,203

		TOTALPRINTING AND PUBLISHING	567,203

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.27%
7,419	*	Sealed Air Corp	395,210

		TOTALRUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	395,210

SECURITY AND COMMODITY BROKERS - 2.80%
93,704	*	Ameritrade Holding Corp	1,332,471
25,216		Greenhill & Co, Inc	723,699
22,913		Legg Mason, Inc	1,678,606
6,742		T Rowe Price Group, Inc	419,352

		TOTALSECURITY AND COMMODITY BROKERS	4,154,128

TRANSPORTATION BY AIR - 0.98%
89,147		Southwest Airlines Co	1,451,313

		TOTALTRANSPORTATION BY AIR	1,451,313

TRANSPORTATION EQUIPMENT - 0.20%
8,101		Gentex Corp	299,899

		TOTAL TRANSPORTATION EQUIPMENT	299,899

TRANSPORTATION SERVICES - 1.06%
21,820		C.H. Robinson Worldwide, Inc	1,211,446
6,477		Expeditors International of Washington, Inc	361,935

		TOTAL TRANSPORTATION SERVICES	1,573,381

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Growth Fund

PRINCIPAL/SHARES			VALUE

WATER TRANSPORTATION - 1.73%
47,193		Royal Caribbean Cruises Ltd	$2,569,187

		TOTAL WATER TRANSPORTATION	2,569,187

WHOLESALE TRADE-DURABLE GOODS - 0.57%
6,754		CDW Corp	448,128
9,000	*	Patterson Cos, Inc	390,511

		TOTAL WHOLESALE TRADE-DURABLE GOODS	838,639

		TOTALCOMMON STOCKS
		(Cost $127,249,825)	147,901,972

SHORT TERM INVESTMENTS - 0.30%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.30%
		Federal Home Loan Bank (FHLB)
$450,000		1.000% 01/03/05	449,919

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	449,919

		TOTAL SHORT TERM INVESTMENTS
		(Cost $449,969)	449,919

		TOTALPORTFOLIO - 99.93%
		(Cost $127,699,794)	148,351,891

		OTHER ASSETS & LIABILITIES, NET- 0.07%	97,215

		NET ASSETS - 100.00%	$148,449,106

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS MID-CAP VALUE FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

COMMON STOCKS - 99.33%
AMUSEMENT AND RECREATION SERVICES - 1.11%
125,000	*	Caesars Entertainment, Inc	$2,517,500

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,517,500

APPAREL AND ACCESSORY STORES - 0.46%
12,298		Limited Brands, Inc	283,100
30,000		TJX Cos, Inc	753,900

		TOTAL APPAREL AND ACCESSORY STORES	1,037,000

APPAREL AND OTHER TEXTILE PRODUCTS - 0.65%
40,000		Jones Apparel Group, Inc	1,462,800

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,462,800

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.35%
30,000		Louisiana-Pacific Corp	802,200

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	802,200

BUSINESS SERVICES - 2.53%
85,000	*	Earthlink, Inc	979,200
100,000	*	Interpublic Group of Cos, Inc	1,340,000
45,027	*	Macquarie Infrastructure Co Trust	1,321,542
15,000		MoneyGram International, Inc	317,100
158,000	*	NYFIX, Inc	978,020
2,252	*	Peoplesoft, Inc	59,633
45,000	*	Titan Corp	729,000

		TOTAL BUSINESS SERVICES	5,724,495

CHEMICALS AND ALLIED PRODUCTS - 5.48%
43,500		Akzo Nobel NV (Spon ADR)	1,848,315
30,000		Cabot Corp	1,160,400
55,000		Merck & Co, Inc	1,767,700
110,000	*	Nalco Holding Co	2,147,200
20,000		PPG Industries, Inc	1,363,200
400,000		Rhodia S.A. (Spon ADR)	1,080,000
11,000		Rohm & Haas Co	486,530
30,000		RPM International, Inc	589,800
9,000		Sherwin-Williams Co	401,670
10,000		Sigma-Aldrich Corp	604,600
70,000	b*	WR Grace & Co	952,700

		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,402,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

SHARES			VALUE

COMMUNICATIONS - 3.14%
40,000	*	Cablevision Systems Corp (Class A)	$996,000
11,000		CenturyTel, Inc	390,170
55,000		Clear Channel Communications, Inc	1,841,950
54,000	*	Entercom Communications Corp	1,938,060
200,000	*	UnitedGlobalcom, Inc (Class A)	1,932,000

		TOTAL COMMUNICATIONS	7,098,180

DEPOSITORY INSTITUTIONS - 7.18%
18,000		Astoria Financial Corp	719,460
31,000		Bank of New York Co, Inc	1,036,020
12,000		Cullen/Frost Bankers, Inc	583,200
50,000		Hibernia Corp (Class A)	1,475,500
50,000		Marshall & Ilsley Corp	2,210,000
30,000		Mercantile Bankshares Corp	1,566,000
75,000		New York Community Bancorp, Inc	1,542,750
60,000		North Fork Bancorp, Inc	1,731,000
30,500		Northern Trust Corp	1,481,690
40,000		Regions Financial Corp	1,423,600
5,000		UnionBanCal Corp	322,400
17,391		Valley National Bancorp	480,861
19,064		Wachovia Corp	1,002,766
10,000		Zions Bancorp	680,300

		TOTAL DEPOSITORY INSTITUTIONS	16,255,547

EATING AND DRINKING PLACES - 0.82%
35,000	*	Brinker International, Inc	1,227,450
19,000	*	The Cheesecake Factory, Inc	616,930

		TOTAL EATING AND DRINKING PLACES	1,844,380

ELECTRIC, GAS, AND SANITARY SERVICES - 12.69%
70,000	*	Allegheny Energy, Inc	1,379,700
70,000	*	Calpine Corp	275,800
35,000		Cinergy Corp	1,457,050
80,000	*	CMS Energy Corp	836,000
20,000		Constellation Energy Group, Inc	874,200
20,000		DPL, Inc	502,200
25,000		DTE Energy Co	1,078,250
17,000		Energy East Corp	453,560
12,000		Equitable Resources, Inc	727,920
47,000		FirstEnergy Corp	1,856,970
20,000		FPL Group, Inc	1,495,000
9,000		KeySpan Corp	355,050
4,000		Kinder Morgan, Inc	292,520
30,000		National Fuel Gas Co	850,200
45,000		NiSource, Inc	1,025,100
25,000		Northeast Utilities	471,250
25,000	*	NRG Energy, Inc	901,250
19,000		Pepco Holdings, Inc	405,080
63,000	*	PG&E Corp	2,096,640
34,000		PPL Corp	1,811,520
45,000		Public Service Enterprise Group, Inc	2,329,650
25,000		Questar Corp	1,274,000
9,000		Sempra Energy	330,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

SHARES			VALUE

23,000		TXU Corp	$1,484,880
62,000		Waste Management, Inc	1,856,280
75,000		Williams Cos, Inc	1,221,750
10,000		Wisconsin Energy Corp	337,100
40,000		Xcel Energy, Inc	728,000

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,707,040

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.90%
200,000	*	Agere Systems, Inc (Class A)	274,000
200,000	*	Agere Systems, Inc (Class B)	270,000
10,000	*	Energizer Holdings, Inc	496,900
40,000	*	Micron Technology, Inc	494,000
55,000		National Semiconductor Corp	987,250
120,000		Nintendo Co Ltd (ADR)	1,890,000
400,000	*	Nortel Networks Corp (U.S.)	1,396,000
35,000	*	Novellus Systems, Inc	976,150
150,000	*	Sanmina-SCI Corp	1,270,500
150,000	*	Sycamore Networks, Inc	609,000
10,000	*	Vishay Intertechnology, Inc	150,200

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,814,000

ENGINEERING AND MANAGEMENT SERVICES - 1.73%
40,000	*	Accenture Ltd (Class A)	1,080,000
12,874	*	Huron Consulting Group, Inc	285,803
23,000	*	Jacobs Engineering Group, Inc	1,099,170
20,000		Monsanto Co	1,111,000
25,000		Servicemaster Co	344,750

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,920,723

FOOD AND KINDRED PRODUCTS - 3.03%
55,000		Archer Daniels Midland Co	1,227,050
28,000		Coca-Cola Enterprises, Inc	583,800
50,000	*	Constellation Brands, Inc (Class A)	2,325,500
28,000	*	Dean Foods Co	922,600
45,000	*	Smithfield Foods, Inc	1,331,550
25,000		Tyson Foods, Inc (Class A)	460,000

		TOTAL FOOD AND KINDRED PRODUCTS	6,850,500

FOOD STORES - 1.07%
65,000	*	Kroger Co	1,140,100
65,000	*	Safeway, Inc	1,283,100

		TOTAL FOOD STORES	2,423,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 1.83%
44,000		Lear Corp	$2,684,440
20,000		Newell Rubbermaid, Inc	483,800
70,000		Steelcase, Inc (Class A)	968,800

		TOTAL FURNITURE AND FIXTURES	4,137,040

FURNITURE AND HOMEFURNISHINGS STORES - 0.58%
75,162	*	Knoll, Inc	1,315,335

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,315,335

GENERAL BUILDING CONTRACTORS - 0.37%
13,000		Pulte Homes, Inc	829,400

		TOTAL GENERAL BUILDING CONTRACTORS	829,400

GENERAL MERCHANDISE STORES - 1.03%
8,000		Federated Department Stores, Inc	462,320
3,040	*	Kmart Holding Corp	300,808
15,000		May Department Stores Co	441,000
22,000		Sears Roebuck & Co	1,122,660

		TOTAL GENERAL MERCHANDISE STORES	2,326,788

HEALTH SERVICES - 0.44%
90,000	*	Tenet Healthcare Corp	988,200

		TOTAL HEALTH SERVICES	988,200

HOLDING AND OTHER INVESTMENT OFFICES - 13.93%
25,225		Allied Capital Corp	651,814
25,000		AMB Property Corp	1,009,750
20,000		Boston Properties, Inc	1,293,400
28,000		Developers Diversified Realty Corp	1,242,360
25,000		Equity Residential	904,500
34,551		General Growth Properties, Inc	1,249,364
30,000		Greater Bay Bancorp	836,400
50,000		HomeBanc Corp	484,000
8,000		Independence Community Bank Corp	340,640
105,417		iShares Russell 1000 Value Index Fund	6,996,526
87,346		iShares Russell Midcap Value Index Fund	9,882,326
7,080		iStar Financial, Inc	320,441
9,000		Kimco Realty Corp	521,910
5,449		Liberty Property Trust	235,397
15,363		Mills Corp	979,545
12,000		Parkway Properties, Inc	609,000
20,000		Prologis	866,600
6,500		Public Storage, Inc	362,375
16,000		Simon Property Group, Inc	1,034,720
42,000		Trizec Properties, Inc	794,640
12,000		Vornado Realty Trust	913,560

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,529,268

HOTELS AND OTHER LODGING PLACES - 1.24%
50,715	*	Great Wolf Resorts, Inc	1,132,973
25,000		Hilton Hotels Corp	568,500
19,000		Starwood Hotels & Resorts Worldwide, Inc	1,109,600

		TOTAL HOTELS AND OTHER LODGING PLACES	2,811,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.20%
8,000	*	AGCO Corp	$175,120
45,000	*	American Standard Cos, Inc	1,859,400
10,000		Deere & Co	744,000
41,000		Eaton Corp	2,966,760
12,000	*	Grant Prideco, Inc	240,600
200,000	*	Maxtor Corp	1,060,000
20,000		Pitney Bowes, Inc	925,600
90,000	*	Xerox Corp	1,530,900

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,502,380

INSTRUMENTS AND RELATED PRODUCTS - 1.05%
40,000		Eastman Kodak Co	1,290,000
9,000		Raytheon Co	349,470
15,000		Rockwell Automation, Inc	743,250

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,382,720

INSURANCE AGENTS, BROKERS AND SERVICE - 0.83%
53,000		AON Corp	1,264,580
15,000	*	Medco Health Solutions, Inc	624,000

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,888,580

INSURANCE CARRIERS - 7.30%
76,000		Aegon NV (ARS)	1,041,960
25,000		Aflac, Inc	996,000
13,000		Cincinnati Financial Corp	575,380
40,000	*	CNA Financial Corp	1,068,400
10,000		Jefferson-Pilot Corp	519,600
15,000		Lincoln National Corp	700,200
70,000		Max Re Capital Ltd	1,493,100
18,441		MGIC Investment Corp	1,270,769
30,000	*	Pacificare Health Systems, Inc	1,695,600
21,000		Safeco Corp	1,097,040
50,000		St. Paul Travelers Cos, Inc	1,853,500
20,000		Torchmark Corp	1,142,800
26,600	*	WellPoint, Inc	3,059,000

		TOTAL INSURANCE CARRIERS	16,513,349

LUMBER AND WOOD PRODUCTS - 0.70%
42,000		Georgia-Pacific Corp	1,574,160

		TOTAL LUMBER AND WOOD PRODUCTS	1,574,160

METAL MINING - 0.79%
18,000		Phelps Dodge Corp	1,780,560

		TOTAL METAL MINING	1,780,560

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
60,000	*	Leapfrog Enterprises, Inc	816,000

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	816,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 0.74%
65,000	*	Marvel Enterprises, Inc	$1,331,200
17,000	*	Toys 'R' Us, Inc	347,990

		TOTAL MISCELLANEOUS RETAIL	1,679,190

OIL AND GAS EXTRACTION - 3.89%
22,000		Diamond Offshore Drilling, Inc	881,100
13,000		ENSCO International, Inc	412,620
45,500		Kerr-McGee Corp	2,629,445
21,000		Marathon Oil Corp	789,810
25,000		Noble Energy, Inc	1,541,500
45,000		Pioneer Natural Resources Co	1,579,500
33,000	*	Varco International, Inc	961,950

		TOTAL OIL AND GAS EXTRACTION	8,795,925

PAPER AND ALLIED PRODUCTS - 1.73%
15,000		Bowater, Inc	659,550
30,000		MeadWestvaco Corp	1,016,700
20,000		Packaging Corp of America	471,000
18,000	*	Smurfit-Stone Container Corp	336,240
21,000		Temple-Inland, Inc	1,436,400

		TOTAL PAPER AND ALLIED PRODUCTS	3,919,890

PERSONAL SERVICES - 0.33%
100,000	*	Service Corp International	745,000

		TOTAL PERSONAL SERVICES	745,000

PETROLEUM AND COAL PRODUCTS - 0.52%
5,500		Amerada Hess Corp	453,090
16,000		Valero Energy Corp	726,400

		TOTAL PETROLEUM AND COAL PRODUCTS	1,179,490

PRIMARY METAL INDUSTRIES - 1.91%
30,000		Engelhard Corp	920,100
19,000	*	International Steel Group, Inc	770,640
15,000		Nucor Corp	785,100
20,348	*	Oregon Steel Mills, Inc	412,861
10,000		Precision Castparts Corp	656,800
15,000		United States Steel Corp	768,750

		TOTAL PRIMARY METAL INDUSTRIES	4,314,251

PRINTING AND PUBLISHING - 1.14%
22,000		Knight Ridder, Inc	1,472,680
27,000		New York Times Co (Class A)	1,101,600

		TOTAL PRINTING AND PUBLISHING	2,574,280

RAILROAD TRANSPORTATION - 1.16%
25,000		CSX Corp	1,002,000
45,000		Norfolk Southern Corp	1,628,550

		TOTAL RAILROAD TRANSPORTATION	2,630,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

SHARES			VALUE

REAL ESTATE - 0.41%
30,000		Catellus Development Corp	$918,000

		TOTAL REAL ESTATE	918,000

SECURITY AND COMMODITY BROKERS - 1.38%
20,000		A.G. Edwards, Inc	864,200
66,000		Charles Schwab Corp	789,360
40,000	*	E*Trade Financial Corp	598,000
52,000		Janus Capital Group, Inc	874,120

		TOTAL SECURITY AND COMMODITY BROKERS	3,125,680

STONE, CLAY, AND GLASS PRODUCTS - 2.07%
15,000		Lafarge North America, Inc	769,800
120,000	*	Owens-Illinois, Inc	2,718,000
30,000	b*	USG Corp	1,208,100

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,695,900

TOBACCO PRODUCTS - 1.51%
45,000		Loews Corp (Carolina Group)	1,302,750
27,000		Reynolds American, Inc	2,122,200

		TOTAL TOBACCO PRODUCTS	3,424,950

TRANSPORTATION BY AIR - 0.19%
40,000	*	Northwest Airlines Corp	437,200

		TOTAL TRANSPORTATION BY AIR	437,200

TRANSPORTATION EQUIPMENT - 3.04%
30,000		Dana Corp	519,900
27,000		Empresa Brasileira de Aeronautica S.A. (ADR)	902,880
10,000		Genuine Parts Co	440,600
25,000		Goodrich Corp	816,000
12,000	*	Magna International	990,600
11,000	*	Navistar International Corp	483,780
34,000		Northrop Grumman Corp	1,848,240
11,000		Paccar, Inc	885,280

		TOTAL TRANSPORTATION EQUIPMENT	6,887,280

WHOLESALE TRADE-NONDURABLE GOODS - 0.52%
20,000		AmerisourceBergen Corp	1,173,602

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,173,602

		TOTAL COMMON STOCKS
		(Cost $196,312,386)	224,755,721

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Mid-Cap Value Fund

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS - 2.15%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.15%
	Federal Home Loan Bank (FHLB)
$ 4,860,000	1.000% 01/03/05	$4,859,129

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	4,859,129

	TOTAL SHORT TERM INVESTMENTS
	(Cost $4,859,663)	4,859,129

	TOTAL PORTFOLIO - 101.48%
	(Cost $201,172,049)	229,614,850

	OTHER ASSETS & LIABILITIES, NET - (1.48%)	(3,352,863)

	NET ASSETS -100.00%	$226,261,987

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS SMALL-CAP EQUITY FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

COMMON STOCKS - 99.78%
AGRICULTURAL PRODUCTION-CROPS - 0.10%
800	*	Alico, Inc	$46,816
8,600		Delta & Pine Land Co	234,608

		TOTAL AGRICULTURAL PRODUCTION-CROPS	281,424

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.07%
200		Seaboard Corp	199,600

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	199,600

AMUSEMENT AND RECREATION SERVICES - 0.86%
11,200	*	Alliance Gaming Corp	154,672
9,800	*	Argosy Gaming Co	457,660
7,900	*	Aztar Corp	275,868
1,256		Churchill Downs, Inc	56,143
2,252		Dover Downs Gaming & Entertainment, Inc	29,501
2,400		Dover Motorsport, Inc	13,752
4,300	*	Gaylord Entertainment Co	178,579
2,925	*	Isle of Capri Casinos, Inc	75,026
2,700	*	Life Time Fitness, Inc	69,876
8,100	*	Magna Entertainment (Class A)	48,762
5,400	*	MTR Gaming Group, Inc	57,024
5,400	*	Multimedia Games, Inc	85,104
7,514	*	Penn National Gaming, Inc	454,973
21,172	*	Six Flags, Inc	113,694
3,300		Speedway Motorsports, Inc	129,294
17,700	*	Sunterra Corp	248,508

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,448,436

APPAREL AND ACCESSORY STORES - 1.32%
12,550	*	Aeropostale, Inc	369,347
1,950		Bebe Stores, Inc	52,611
1,700		Buckle, Inc	50,150
4,300		Burlington Coat Factory Warehouse Corp	97,610
6,200	*	Casual Male Retail Group, Inc	33,790
4,400		Cato Corp (Class A)	126,808
13,900	*	Charlotte Russe Holding, Inc	140,390
26,048	*	Charming Shoppes, Inc	244,070
2,100	*	Children's Place Retail Stores, Inc	77,763
8,600		Christopher & Banks Corp	158,670
4,400	*	Dress Barn, Inc	77,440
8,420		Finish Line, Inc (Class A)	154,086
4,900	*	Genesco, Inc	152,586
9,650		Goody's Family Clothing, Inc	88,201
7,091	*	Gymboree Corp	90,907
10,661	*	Hot Topic, Inc	183,263
4,200	*	Jo-Ann Stores, Inc	115,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

2,300	*	JOS A. Bank Clothiers, Inc	$65,090
2,400	*	New York & Co, Inc	39,648
1,600		Oshkosh B'gosh, Inc (Class A)	34,240
15,400	*	Payless Shoesource, Inc	189,420
24,737	*	Stage Stores, Inc	1,027,080
7,600	*	Too, Inc	185,896

		TOTAL APPAREL AND ACCESSORY STORES	3,754,734

APPAREL AND OTHER TEXTILE PRODUCTS - 0.47%
9,300	*	Collins & Aikman Corp	40,548
4,800	*	DHB Industries, Inc	91,392
20,100	*	Guess?, Inc	252,255
7,243	*	Hartmarx Corp	56,278
6,600		Kellwood Co	227,700
3,200		Oxford Industries, Inc	132,160
5,900		Phillips-Van Heusen Corp	159,300
13,000	*	Quiksilver, Inc	387,270

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,346,903

AUTO REPAIR, SERVICES AND PARKING - 0.15%
4,300		Central Parking Corp	65,145
5,900	*	Dollar Thrifty Automotive Group, Inc	178,180
4,700	*	Exide Technologies	64,766
3,300	*	Midas, Inc	66,000
2,100	*	Monro Muffler Brake, Inc	53,130

		TOTAL AUTO REPAIR, SERVICES AND PARKING	427,221

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.31%
1,299	*	America's Car Mart, Inc	49,362
3,700	*	Asbury Automotive Group, Inc	50,986
10,600	*	CSK Auto Corp	177,444
4,400	*	Group 1 Automotive, Inc	138,600
3,100		Lithia Motors, Inc (Class A)	83,142
2,600	*	MarineMax, Inc	77,376
1,385	*	Rush Enterprises, Inc	23,974
6,400		Sonic Automotive, Inc	158,720
4,300		United Auto Group, Inc	127,237

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	886,841

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
2,942		Building Materials Holding Corp	112,649
4,000	*	Central Garden & Pet Co	166,960

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	279,609

BUSINESS SERVICES - 9.86%
8,200	*	@Road, Inc	56,662
6,600	*	24/7 Real Media, Inc	28,578
1,900		Aaron Rents, Inc	47,500
8,400		ABM Industries, Inc	165,648
10,175	*	ActivCard Corp	90,558
11,504	*	Actuate Corp	29,335
24,100	*	Administaff, Inc	303,901

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

5,205	*	Advent Software, Inc	$106,598
6,750		Advo, Inc	240,638
4,734	*	Altiris, Inc	167,726
3,253	*	AMN Healthcare Services, Inc	51,755
1,457	*	Ansoft Corp	29,431
6,906	*	Ansys, Inc	221,406
6,200	*	Anteon International Corp	259,532
10,804	*	Aquantive, Inc	96,588
7,300	*	Arbitron, Inc	286,014
6,900	*	Armor Holdings, Inc	324,438
13,889	*	Ascential Software Corp	226,530
8,002	*	Asiainfo Holdings, Inc	47,692
27,098	*	Aspect Communications Corp	301,872
10,953	*	Aspen Technology, Inc	68,018
1,745	*	Asset Acceptance Capital Corp	37,169
9,400	*	Autobytel, Inc	56,776
35,200	*	Bisys Group, Inc	579,040
1,800	*	Blackbaud, Inc	26,352
1,500	*	Blackboard, Inc	22,215
2,200	*	Blue Coat Systems, Inc	40,942
18,201	*	Borland Software Corp	212,588
4,400		Brady Corp (Class A)	275,308
62,601	*	Brocade Communications Systems, Inc	478,272
8,500	*	CACI International, Inc (Class A)	579,105
7,385	*	Captaris, Inc	38,107
4,706	*	Carreker Corp	40,472
11,900		Catalina Marketing Corp	352,597
1,860	*	CCC Information Services Group, Inc	41,311
6,629	*	Cerner Corp	352,464
16,386	*	Chordiant Software, Inc	37,360
44,600	*	Ciber, Inc	429,944
100,170	*	CMGI, Inc	255,434
25,948	*	CNET Networks, Inc	291,396
3,904		Computer Programs & Systems, Inc	90,378
3,801	*	Concord Communications, Inc	42,115
5,880	*	Concur Technologies, Inc	52,391
12,800	*	Corillian Corp	62,976
2,100	*	CoStar Group, Inc	96,978
5,672	*	Covansys Corp	86,782
17,720	*	CSG Systems International, Inc	331,364
6,206	*	Cybersource Corp	44,373
3,510	*	Digimarc Corp	32,713
7,939	*	Digital Insight Corp	146,078
7,200	*	Digital River, Inc	299,592
26,420	*	DoubleClick, Inc	205,548
42,497	*	Earthlink, Inc	489,565
6,743	*	Echelon Corp	56,911
8,648	*	Eclipsys Corp	176,679
10,940	*	eFunds Corp	262,669
4,177		Electro Rent Corp	59,439
4,823	*	Embarcadero Technologies, Inc	45,384
50,800	*	Enterasys Networks, Inc	91,440
14,913	*	Entrust, Inc	56,520
9,400	*	Epicor Software Corp	132,446
3,100	*	EPIQ Systems, Inc	45,384
2,197	*	Equinix, Inc	93,900
25,935	*	Extreme Networks, Inc	169,874
8,230	*	F5 Networks, Inc	400,966
4,600		Factset Research Systems, Inc	268,824
9,786	*	Filenet Corp	252,087
5,192		Gevity HR, Inc	106,748
200		Grey Global Group, Inc	219,998
3,700		Healthcare Services Group	77,108

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

3,800	*	Heidrick & Struggles International, Inc	$130,226
21,765	*	Homestore, Inc	65,948
2,250	*	Hudson Highland Group, Inc	64,800
11,520	*	Hyperion Solutions Corp	537,062
8,600		Imation Corp	273,738
4,125	*	Infocrossing, Inc	69,836
7,211	*	Infospace, Inc	342,883
7,200	*	infoUSA, Inc	80,568
1,662	*	Innovative Solutions & Support, Inc	55,444
8,300	*	Interactive Data Corp	180,442
12,886	*	Intergraph Corp	347,020
8,700	*	Internet Capital Group, Inc	78,300
9,115	*	Internet Security Systems, Inc	211,924
1,600	*	Intersections, Inc	27,600
2,000	*	Intervideo, Inc	26,460
9,164	*	Interwoven, Inc	99,704
3,867	*	Intrado, Inc	46,791
9,825	*	Ipass, Inc	72,705
5,200	*	iPayment, Inc	257,504
7,503	*	iVillage, Inc	46,369
5,820	*	JDA Software Group, Inc	79,268
3,452	*	Jupitermedia Corp	82,089
1,600	*	Kanbay International, Inc	50,080
18,900	*	Keane, Inc	277,830
2,254		Kelly Services, Inc (Class A)	68,026
3,496	*	Keynote Systems, Inc	48,664
4,100	*	Kforce, Inc	45,510
6,900	*	Korn/Ferry International	143,175
7,351	*	Kronos, Inc	375,857
20,900	*	Labor Ready, Inc	353,628
10,867	*	Lionbridge Technologies	73,026
22,500	*	Looksmart Ltd	49,275
11,243	*	Macrovision Corp	289,170
5,613	*	Magma Design Automation, Inc	70,499
6,825	*	Manhattan Associates, Inc	162,981
3,863	*	Mantech International Corp (Class A)	91,708
12,400	*	Manugistics Group, Inc	35,588
5,718	*	MAPICS, Inc	60,325
4,600	*	Mapinfo Corp	55,108
1,000	*	Marchex, Inc	21,000
2,400	*	MarketWatch, Inc	43,200
1,783	*	Marlin Business Services, Inc	33,877
1,429		McGrath RentCorp	62,319
8,880	*	Medical Staffing Network Holdings, Inc	72,727
4,100	*	MedQuist, Inc	60,680
18,340	*	Mentor Graphics Corp	280,419
18,288	*	Micromuse, Inc	101,498
4,132	*	MicroStrategy, Inc	248,953
10,900	*	Midway Games, Inc	114,450
23,902	*	Mindspeed Technologies, Inc	66,448
23,900	*	MPS Group, Inc	293,014
11,100	*	MRO Software, Inc	144,522
6,200	*	MSC.Software Corp	64,914
6,323	*	NCO Group, Inc	163,450
5,700	*	NDCHealth Corp	105,963
3,150	*	Ness Technologies, Inc	46,935
13,061	*	NETIQ Corp	159,475
2,730	*	Netratings, Inc	52,334
5,600	*	Netscout Systems, Inc	39,088
7,322	*	NIC, Inc	37,196
3,003	*	Open Solutions, Inc	77,958

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

3,333	*	Opnet Technologies, Inc	$28,064
11,087	*	Opsware, Inc	81,379
7,429	*	Packeteer, Inc	107,349
3,254	*	PalmSource, Inc	41,456
84,479	*	Parametric Technology Corp	497,581
4,962	*	PC-Tel, Inc	39,349
7,875	*	PDI, Inc	175,455
2,600	*	PEC Solutions, Inc	36,842
15,658	*	Pegasus Solutions, Inc	197,291
17,400	*	Perot Systems Corp (Class A)	278,922
5,300	*	PLATO Learning, Inc	39,485
7,639	*	Portal Software, Inc	20,243
2,700	*	Portfolio Recovery Associates, Inc	111,294
1,900	*	PRA International	47,082
7,173	*	Progress Software Corp	167,490
5,752		QAD, Inc	51,308
800	*	Quality Systems, Inc	47,840
11,300	*	Quest Software, Inc	180,235
5,200	*	R.H. Donnelley Corp	307,060
4,484	*	Radisys Corp	87,662
7,251	*	Redback Networks, Inc	38,865
277	*	Redback Networks, Inc Wts 01/02/11	651
263	*	Redback Networks, Inc Wts 01/02/11	684
6,200	*	Rent-Way, Inc	49,662
1,400	*	RightNow Technologies, Inc	22,610
4,600		Rollins, Inc	121,072
15,931	*	RSA Security, Inc	319,576
15,890	*	S1 Corp	143,963
2,600	*	Salesforce.com, Inc	44,044
17,900	*	Sapient Corp	141,589
8,400	*	Secure Computing Corp	83,832
11,140	*	Seebeyond Technology Corp	39,881
5,603	*	Serena Software, Inc	121,249
1,100	*	SI International, Inc	33,836
15,800	*	Sitel Corp	38,868
5,100	*	Sohu.com, Inc	90,321
10,700	*	Sotheby's Holdings, Inc (Class A)	194,312
2,612	*	Source Interlink Cos, Inc	34,687
3,238	*	SPSS, Inc	50,642
2,900	*	SRA International, Inc (Class A)	186,180
3,135		SS&C Technologies, Inc	64,738
2,600		Startek, Inc	73,970
2,235	*	Stratasys, Inc	75,007
5,594	*	Sykes Enterprises, Inc	38,878
1,500	*	SYNNEX Corp	36,090
1,600		Syntel, Inc	28,064
10,472	*	Take-Two Interactive Software, Inc	364,321
3,077		Talx Corp	79,356
13,224		TeleTech Holdings, Inc	128,141
8,932	*	THQ, Inc	204,900
5,650	*	Tier Technologies, Inc (Class B)	52,263
20,100	*	Titan Corp	325,620
1,000	*	TNS, Inc	21,850
8,530	*	Transaction Systems Architects, Inc (Class A)	169,321
300	*	Travelzoo, Inc	28,629
7,500	*	Trizetto Group, Inc	71,250
11,232	*	Tumbleweed Communications Corp	37,515
8,300	*	Tyler Technologies, Inc	69,388
3,700	*	Ultimate Software Group, Inc	46,916
46,850	*	United Online, Inc	540,181
10,200	*	United Rentals, Inc	192,780

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

4,100	*	Universal Compression Holdings, Inc	$143,131
17,900	*	Valueclick, Inc	238,607
2,560	*	Verint Systems, Inc	93,005
6,725	*	Verity, Inc	88,232
1,314	*	Vertrue, Inc	49,630
1,800	*	Volt Information Sciences, Inc	52,902
6,949	*	WebEx Communications, Inc	165,247
10,500	*	webMethods, Inc	75,705
5,235	*	Websense, Inc	265,519
16,100	*	Wind River Systems, Inc	218,155
4,600	*	Witness Systems, Inc	80,316
4,627	*	Zix Corp	23,829

		TOTAL BUSINESS SERVICES	27,955,420

CHEMICALS AND ALLIED PRODUCTS - 6.11%
19,215	*	Abgenix, Inc	198,683
4,171	*	Able Laboratories, Inc	94,890
3,600		Aceto Corp	68,544
9,120	*	Adolor Corp	90,470
4,119	*	Albany Molecular Research, Inc	45,886
7,400		Albemarle Corp	286,454
6,466	*	Alexion Pharmaceuticals, Inc	162,943
21,100	*	Alkermes, Inc	297,299
9,300		Alpharma, Inc (Class A)	157,635
5,200		Arch Chemicals, Inc	149,656
5,600	*	Array Biopharma, Inc	53,312
8,700	*	Atherogenics, Inc	204,972
17,500	*	Avant Immunotherapeutics, Inc	35,175
4,939	*	Bioenvision, Inc	44,253
15,231	*	BioMarin Pharmaceutical, Inc	97,326
3,014	*	Biosite, Inc	185,482
3,700	*	Bone Care International, Inc	103,045
3,200	*	Bradley Pharmaceuticals, Inc	62,080
7,700		Calgon Carbon Corp	69,916
3,900	*	CancerVax Corp	42,315
11,700	*	Caraco Pharmaceutical Laboratories Ltd	111,735
10,550	*	Cell Genesys, Inc	85,455
14,400	*	Cell Therapeutics, Inc	117,216
3,928	*	Chattem, Inc	130,017
7,480	*	Connetics Corp	181,689
14,075	*	Corixa Corp	51,233
9,500	*	Cubist Pharmaceuticals, Inc	112,385
11,100	*	Curis, Inc	57,942
6,829	*	Cypress Bioscience, Inc	96,016
5,100		Cytec Industries, Inc	262,242
3,700	*	Cytogen Corp	42,624
900	*	DEL Laboratories, Inc	31,275
13,488	*	Dendreon Corp	145,401
5,300		Diagnostic Products Corp	291,765
3,320	*	Digene Corp	86,818
11,000	*	Discovery Laboratories, Inc	87,230
3,300	*	Dov Pharmaceutical, Inc	59,565
3,500	*	Dusa Pharmaceuticals, Inc	50,050
22,034	*	Enzon, Inc	302,306
5,399	*	EPIX Pharmaceuticals, Inc	96,696
3,300		Ferro Corp	76,527
16,107	*	First Horizon Pharmaceutical	368,689
12,150	*	FMC Corp	586,845
13,399	*	Genaera Corp	45,825
10,300		Georgia Gulf Corp	512,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

10,534	*	Geron Corp	$83,956
10,414	*	Guilford Pharmaceuticals, Inc	51,549
6,500		H.B. Fuller Co	185,315
30,541	*	Human Genome Sciences, Inc	367,103
1,134	*	Idenix Pharmaceuticals, Inc	19,448
10,506	*	Immucor, Inc	246,996
8,542	*	Immunogen, Inc	75,511
10,676	*	Immunomedics, Inc	32,455
11,500	*	Impax Laboratories, Inc	182,620
9,695	*	Indevus Pharmaceuticals, Inc	57,782
11,545	*	Inkine Pharmaceutical Co	62,689
9,618	*	Inspire Pharmaceuticals, Inc	161,294
6,741	*	InterMune, Inc	89,386
3,200	*	Inverness Medical Innovations, Inc	80,320
12,132	*	Isis Pharmaceuticals, Inc	71,579
5,200	*	Isolagen, Inc	40,924
2,717	*	Kos Pharmaceuticals, Inc	102,268
774		Kronos Worldwide, Inc	31,541
8,400	*	KV Pharmaceutical Co (Class A)	185,220
13,025	*	Ligand Pharmaceuticals, Inc (Class B)	151,611
6,200		MacDermid, Inc	223,820
3,400		Mannatech, Inc	64,736
3,100	*	MannKind Corp	48,825
18,600	*	Medarex, Inc	200,508
11,126	*	Medicines Co	320,429
4,600		Minerals Technologies, Inc	306,820
26,100	*	Mosaic Co	425,952
4,426	*	Myogen, Inc	35,718
13,600	*	Nabi Biopharmaceuticals	199,240
4,271		Nature's Sunshine Products, Inc	86,958
4,900	*	Neose Technologies, Inc	32,928
5,900	*	Neurogen Corp	55,224
13,300	*	NewMarket Corp	264,670
2,300	*	NitroMed, Inc	61,295
6,100	*	NL Industries, Inc	134,810
5,563	*	Noven Pharmaceuticals, Inc	94,905
8,841	*	NPS Pharmaceuticals, Inc	161,613
17,349	*	Nutraceutical International Corp	267,348
6,700	*	Nuvelo, Inc	65,995
2,800		Octel Corp	58,268
6,400	*	OM Group, Inc	207,488
13,300	*	Omnova Solutions, Inc	74,746
9,352	*	OraSure Technologies, Inc	62,845
7,540	*	Pain Therapeutics, Inc	54,363
12,449	*	Palatin Technologies, Inc	33,114
8,100	*	Par Pharmaceutical Cos, Inc	335,178
3,824	*	Penwest Pharmaceuticals Co	45,735
29,595	*	Peregrine Pharmaceuticals, Inc	34,626
4,600	*	Pharmacyclics, Inc	48,162
3,500	*	Pharmion Corp	147,735
20,800	*	PolyOne Corp	188,448
5,656	*	Pozen, Inc	41,119
2,800	*	Progenics Pharmaceuticals	48,048
4,834	*	QLT, Inc (Frankfurt)	77,731
7,245	*	Quidel Corp	36,805
35,204	*	Revlon, Inc (Class A)	80,969
8,407	*	Salix Pharmaceuticals Ltd	147,879
10,424	*	Sciclone Pharmaceuticals, Inc	38,569
6,978	*	Serologicals Corp	154,353
1,200		Stepan Co	29,232
11,731	*	SuperGen, Inc	82,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

3,303	*	SurModics, Inc	$107,381
5,600	*	Tanox, Inc	85,120
53,500	*	Terra Industries, Inc	475,080
7,850	*	Third Wave Technologies, Inc	67,510
6,405	*	UAP Holding Corp	110,614
4,453	*	United Therapeutics Corp	201,053
2,501	*	USANA Health Sciences, Inc	85,534
4,500		USEC, Inc	43,605
19,700		Valeant Pharmaceuticals International	519,095
18,690	*	Vertex Pharmaceuticals, Inc	197,553
11,956	*	Vicuron Pharmaceuticals, Inc	208,154
12,960	*	Vion Pharmaceuticals, Inc	60,782
900	*	Virbac Corp	3,038
7,300		Wellman, Inc	78,037
7,000		West Pharmaceutical Services, Inc	175,210
2,600		Westlake Chemical Corp	86,840
64,020	b*	WR Grace & Co	871,312
10,661	*	Zila, Inc	45,629
4,584	*	Zymogenetics, Inc	105,432

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,327,279

COMMUNICATIONS - 1.66%
7,806	*	AirGate PCS, Inc	277,894
17,162	*	Airspan Networks, Inc	93,190
16,797	*	Alamosa Holdings, Inc	209,459
2,300		Alaska Communications Systems Group, Inc	19,849
1,300	*	Beasley Broadcast Group, Inc (Class A)	22,789
19,796	*	Boston Communications Group	182,915
2,300	*	Centennial Communications Corp	18,239
61,000	*	Charter Communications, Inc (Class A)	136,640
57,700	*	Cincinnati Bell, Inc	239,455
5,100	*	Commonwealth Telephone Enterprises, Inc	253,266
3,274	*	Crown Media Holdings, Inc (Class A)	28,156
4,214		CT Communications, Inc	51,832
8,150	*	Cumulus Media, Inc (Class A)	122,902
2,937		D&E Communications, Inc	35,391
25,100	*	Dobson Communications Corp (Class A)	43,172
11,470	*	Emmis Communications Corp (Class A)	220,109
1,408	*	Fisher Communications, Inc	68,823
10,189	*	General Communication, Inc (Class A)	112,487
3,196		Golden Telecom, Inc	84,438
10,300		Gray Television, Inc	159,650
9,400	*	Infonet Services Corp (Class B)	18,988
1,800	*	InPhonic, Inc	49,464
7,967	*	Insight Communications Co, Inc	73,854
53,600	*	Internap Network Services Corp	49,848
4,500		Iowa Telecommunications Services, Inc	97,065
4,200	*	j2 Global Communications, Inc	144,900
3,600		Liberty Corp	158,256
6,300	*	Lin TV Corp (Class A)	120,330
2,800	*	Lodgenet Entertainment Corp	49,532
5,600	*	Mastec, Inc	56,616
14,300	*	Mediacom Communications Corp	89,375
8,000	*	Net2Phone, Inc	27,200
2,757		North Pittsburgh Systems, Inc	68,181
4,479	*	Novatel Wireless, Inc	86,803
900	*	Paxson Communications Corp	1,242
9,300	*	Price Communications Corp	172,887
16,703	*	Primus Telecommunications Group	53,116

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

14,166	*	PTEK Holdings, Inc	$151,718
5,200	b*	RCN Corp	99
7,850	*	Regent Communications, Inc	41,605
3,700	*	Saga Communications, Inc (Class A)	62,345
1,419		Shenandoah Telecom Co	42,499
9,800		Sinclair Broadcast Group, Inc (Class A)	90,258
6,196	*	Talk America Holdings, Inc	41,018
62,490	*	Terremark Worldwide, Inc	39,994
10,000	*	Tivo, Inc	58,700
9,800	*	Triton PCS Holdings, Inc (Class A)	33,516
15,800	*	Ubiquitel, Inc	112,496
6,938	*	USA Mobility, Inc	244,981
2,400	f,v*	Wiltel Communications (Rts)	0
6,360	*	Wireless Facilities, Inc	60,038
1,927	*	Young Broadcasting, Inc (Class A)	20,349

		TOTAL COMMUNICATIONS	4,697,929

DEPOSITORY INSTITUTIONS - 9.11%
4,886		1st Source Corp	124,642
2,900		ABC Bancorp	60,900
1,861	*	ACE Cash Express, Inc	55,197
600		American National Bankshares, Inc	14,526
4,539	*	AmericanWest Bancorp	91,915
22,101		Anchor Bancorp Wisconsin, Inc	644,244
2,133		Arrow Financial Corp	66,123
1,300		Bancfirst Corp	102,674
18,500		Bancorpsouth, Inc	450,845
19,074		Bank Mutual Corp	232,131
2,200		Bank of Granite Corp	45,980
2,515		Bank of The Ozarks, Inc	85,585
10,200		BankAtlantic Bancorp, Inc (Class A)	202,980
6,404	*	BankUnited Financial Corp (Class A)	204,608
1,877		Banner Corp	58,544
1,400		Berkshire Hills Bancorp, Inc	52,010
6,459		Boston Private Financial Holdings, Inc	181,950
2,523		Bryn Mawr Bank Corp	55,481
521		C&F Financial Corp	20,918
3,300		Camden National Corp	130,053
1,600		Capital City Bank Group, Inc	66,880
1,207		Capital Corp of the West	56,730
1,824	*	Capital Crossing Bank	55,979
4,025		Cascade Bancorp	81,386
10,401		Cathay General Bancorp	390,038
846		Cavalry Bancorp, Inc	19,149
1,400		Center Financial Corp	28,028
2,080	*	Central Coast Bancorp	48,027
6,786		Central Pacific Financial Corp	245,450
500		Century Bancorp, Inc (Class A)	14,750
6,225		Chemical Financial Corp	267,177
10,950		Chittenden Corp	314,594
2,045		Citizens First Bancorp, Inc	49,448
911		City Bank	32,933
4,000		City Holding Co	144,960
3,257		Clifton Savings Bancorp, Inc	39,573
1,728		CNB Financial Corp	26,421
3,447		Coastal Financial Corp	66,062
800		Columbia Bancorp	27,352
3,700		Columbia Banking System, Inc	92,463
7,100		Commercial Capital Bancorp, Inc	164,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

25,300		Commercial Federal Corp	$751,663
6,600		Community Bank System, Inc	186,450
5,626		Community Trust Bancorp, Inc	182,057
6,814		Corus Bankshares, Inc	327,140
8,807		CVB Financial Corp	233,914
7,450		Dime Community Bancshares	133,430
15,900		Downey Financial Corp	906,300
5,690		East West Bancorp, Inc	238,752
525		Eastern Virginia Bankshares, Inc	13,661
2,000	*	EuroBancshares, Inc	42,000
5,300	*	Euronet Worldwide, Inc	137,906
1,050		Exchange National Bancshares, Inc	30,314
1,400		Farmers Capital Bank Corp	57,680
1,900		Financial Institutions, Inc	44,175
2,699		First Bancorp (North Carolina)	73,332
7,900		First Bancorp (Puerto Rico)	501,729
300		First Citizens Banc Corp	6,996
1,461		First Citizens Bancshares, Inc (Class A)	216,593
7,767		First Community Bancorp	331,651
2,216		First Community Bancshares, Inc	79,953
8,360		First Financial Bancorp	146,300
3,762		First Financial Bankshares, Inc	168,575
3,184		First Financial Corp (Indiana)	111,536
3,500		First Financial Holdings, Inc	114,590
300		First Financial Service Corp	7,764
400		First M & F Corp	13,540
4,377		First Merchants Corp	123,869
11,349		First Midwest Bancorp, Inc	411,855
1,639		First Oak Brook Bancshares, Inc	53,120
600		First of Long Island Corp	30,270
3,100		First Republic Bank	164,300
1,761		First State Bancorp	64,734
20,900	*	FirstFed Financial Corp	1,084,083
7,600		Flagstar Bancorp, Inc	171,760
3,903		Flushing Financial Corp	78,294
1,939		FNB Corp (Virginia)	54,990
2,462	*	Franklin Bank Corp	44,932
3,911		Frontier Financial Corp	151,004
2,356		GB&T Bancshares, Inc	56,827
5,911		Glacier Bancorp, Inc	201,210
2,549		Great Southern Bancorp, Inc	89,215
6,685		Hancock Holding Co	223,680
5,000		Harbor Florida Bancshares, Inc	173,050
5,280		Harleysville National Corp	140,448
2,350		Heartland Financial U.S.A., Inc	47,259
2,494		Horizon Financial Corp	51,327
13,681		Hudson River Bancorp, Inc	270,747
1,497		IberiaBank Corp	99,341
300		IBT Bancorp, Inc	14,400
3,531		Independent Bank Corp (Massachusetts)	119,171
4,426		Independent Bank Corp (Michigan)	132,028
2,600		Interchange Financial Services Corp	67,392
1,026		International Bancshares Corp	40,404
4,200		Irwin Financial Corp	119,238
3,212	*	Itla Capital Corp	188,833
5,300		KNBT Bancorp, Inc	89,570
1,414		Lakeland Financial Corp	56,136
6,800		MAF Bancorp, Inc	304,776
1,583		Main Street Banks, Inc	55,294
2,421		MainSource Financial Group, Inc	57,813
9,313		MB Financial, Inc	392,543
4,057		MBT Financial Corp	94,406

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

5,569		Mid-State Bancshares	$159,552
4,440		Nara Bancorp, Inc	94,439
700		NASB Financial, Inc	27,972
500		National Bankshares, Inc	26,760
1,700		NBC Capital Corp	45,169
7,811		NBT Bancorp, Inc	200,899
68,374		NetBank, Inc	711,773
4,500		Northwest Bancorp, Inc	112,905
1,300		Oak Hill Financial, Inc	50,427
2,179		OceanFirst Financial Corp	53,712
12,900	*	Ocwen Financial Corp	123,324
400		Old Point Financial Corp	13,900
3,170		Old Second Bancorp, Inc	101,060
1,108		Omega Financial Corp	37,982
200		PAB Bankshares, Inc	2,622
10,864		Pacific Capital Bancorp	369,267
3,355		Park National Corp	454,603
7,392		Partners Trust Financial Group, Inc	86,117
1,745		Peapack Gladstone Financial Corp	55,055
2,179		Pennfed Financial Services, Inc	35,038
1,764		Pennrock Financial Services Corp	68,637
530		Penns Woods Bancorp, Inc	25,525
2,545		Peoples Bancorp, Inc	69,809
2,100		Peoples Holding Co	69,510
3,040		PFF Bancorp, Inc	140,843
1,839		Placer Sierra Bancshares	52,301
7,845		Provident Bankshares Corp	285,323
2,333		Provident Financial Holdings	67,307
2,700	*	QC Holdings, Inc	51,732
11,600		R & G Financial Corp (Class B)	451,008
1,940		Republic Bancorp, Inc (Class A) (Kentucky)	49,858
16,883		Republic Bancorp, Inc (Michigan)	257,972
4,000	*	Riggs National Corp	85,040
1,020		Royal Bancshares of Pennsylvania (Class A)	27,560
5,705		S & T Bancorp, Inc	215,021
2,800		S.Y. Bancorp, Inc	67,480
1,300		Santander Bancorp	39,208
1,912		SCBT Financial Corp	64,186
2,100		Seacoast Banking Corp of Florida	46,725
1,146		Security Bank Corp	45,840
1,200		Shore Bancshares, Inc	43,548
1,405	*	Signature Bank	45,466
3,500		Simmons First National Corp (Class A)	101,325
1,418		Smithtown Bancorp, Inc	45,022
3,561		Southern Community Financial Corp	36,856
2,147		Southside Bancshares, Inc	49,059
5,645		Southwest Bancorp of Texas, Inc	131,472
2,619		Southwest Bancorp, Inc	64,113
1,450		State Bancorp, Inc	39,875
2,131		State Financial Services Corp (Class A)	64,143
600		Sterling Bancorp	16,950
6,205		Sterling Financial Corp (Pennsylvania)	177,897
5,352	*	Sterling Financial Corp (Spokane)	210,120
900		Taylor Capital Group, Inc	30,150
9,800		Texas Regional Bancshares, Inc (Class A)	320,264
12,700		TierOne Corp	315,595
3,096		Trico Bancshares	72,446
10,351		Trustco Bank Corp NY	142,740
21,573		Trustmark Corp	670,273
2,500		U.S.B. Holding Co, Inc	62,250
3,609		UMB Financial Corp	204,486

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

10,515		Umpqua Holdings Corp	$265,083
2,079		Union Bankshares Corp	79,896
8,956		United Bankshares, Inc	341,671
6,794		United Community Banks, Inc	182,962
6,500		United Community Financial Corp	72,800
984		United Securities Bancshares	32,875
1,734		Univest Corp of Pennsylvania	79,799
5,177		Unizan Financial Corp	136,414
1,620	*	Virginia Commerce Bancorp	45,878
1,900		Virginia Financial Group, Inc	69,654
4,500		Wesbanco, Inc	143,865
4,525		West Bancorporation	79,685
6,100		West Coast Bancorp	155,001
7,612		Westamerica Bancorp	443,856
1,104	*	Western Sierra Bancorp	42,344
3,400	*	Wilshire Bancorp, Inc	56,236
1,400		WSFS Financial Corp	84,448
1,388		Yardville National Bancorp	47,553

		TOTAL DEPOSITORY INSTITUTIONS	25,837,135

EATING AND DRINKING PLACES - 1.77%
7,929		Bob Evans Farms, Inc	207,264
1,200	*	Buffalo Wild Wings, Inc	41,772
5,915	*	California Pizza Kitchen, Inc	136,045
11,300		CBRL Group, Inc	472,905
10,924	*	CEC Entertainment, Inc	436,632
31,900	*	CKE Restaurants, Inc	462,869
4,608	*	Cosi, Inc	27,878
2,800	*	Dave & Buster's, Inc	56,560
5,300		Domino's Pizza, Inc	94,340
4,600		IHOP Corp	192,694
13,400	*	Jack In The Box, Inc	494,058
12,300	*	Krispy Kreme Doughnuts, Inc	154,980
6,200		Landry's Restaurants, Inc	180,172
3,575		Lone Star Steakhouse & Saloon, Inc	100,100
4,588	*	O'Charley's, Inc	89,695
5,600	*	P.F. Chang's China Bistro, Inc	315,560
7,530	*	Papa John's International, Inc	259,333
7,600	*	Rare Hospitality International, Inc	242,136
2,800	*	Red Robin Gourmet Burgers, Inc	149,716
20,940	*	Ryan's Restaurant Group, Inc	322,895
13,434	*	Sonic Corp	409,737
2,475	*	Texas Roadhouse, Inc (Class A)	73,136
5,400	*	The Steak N Shake Co	108,432

		TOTAL EATING AND DRINKING PLACES	5,028,909

EDUCATIONAL SERVICES - 0.15%
4,000	*	Educate, Inc	52,960
2,000	*	Learning Tree International, Inc	26,800
1,943		Strayer Education, Inc	213,322
3,200	*	Universal Technical Institute, Inc	121,984

		TOTAL EDUCATIONAL SERVICES	415,066

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.51%
3,800		American States Water Co	$98,800
53,718	*	Aquila, Inc	198,219
17,499		Atmos Energy Corp	478,598
11,000		Avista Corp	194,370
7,600		Black Hills Corp	233,168
100,200	*	Calpine Corp	394,788
2,300		Cascade Natural Gas Corp	48,760
3,444	*	Casella Waste Systems, Inc (Class A)	50,420
5,100		Central Vermont Public Service Corp	118,626
4,500		CH Energy Group, Inc	216,225
10,700		Cleco Corp	216,782
45,000	*	CMS Energy Corp	470,250
198		Connecticut Water Service, Inc	5,245
400		Crosstex Energy, Inc	16,760
17,200		Duquesne Light Holdings, Inc	324,220
12,063	*	Duratek, Inc	300,489
11,400	*	El Paso Electric Co	215,916
8,551		Energen Corp	504,081
1,500		EnergySouth, Inc	42,060
12,600		Idacorp, Inc	385,182
4,700		Laclede Group, Inc	146,405
4,461		MGE Energy, Inc	160,730
6,200		New Jersey Resources Corp	268,708
14,500		Nicor, Inc	535,630
900		Northwest Natural Gas Co	30,366
1,700	*	Ormat Technologies, Inc	27,676
6,000		Otter Tail Corp	153,180
12,400		Peoples Energy Corp	544,980
4,426		Piedmont Natural Gas Co, Inc	102,860
13,750		PNM Resources, Inc	347,738
6,147		Resource America, Inc (Class A)	199,778
26,800	*	Sierra Pacific Resources	281,400
600		SJW Corp	21,840
1,000		South Jersey Industries, Inc	52,560
9,010	*	Southern Union Co	216,060
11,400		Southwest Gas Corp	289,560
15,900		UIL Holdings Corp	815,670
18,200		Unisource Energy Corp	438,802
11,450	*	Waste Connections, Inc	392,163
13,900		WGL Holdings, Inc	428,676

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,967,741

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.94%
6,178	*	Actel Corp	108,362
15,750	*	Aeroflex, Inc	190,890
5,800	*	American Superconductor Corp	86,362
17,544	*	AMIS Holdings, Inc	289,827
4,700	*	Anaren Microwave, Inc	60,912
4,600	*	Applica, Inc	27,830
2,400		Applied Signal Technology, Inc	84,600
20,808	*	Arris Group, Inc	146,488
8,227	*	Artesyn Technologies, Inc	92,965
5,600	v*	Artisan Components, Inc	210,168
7,489	*	ATMI, Inc	168,727
19,096	*	Avanex Corp	63,208
8,000		Baldor Electric Co	220,240
6,126		Bel Fuse, Inc (Class B)	206,998
9,900	*	Benchmark Electronics, Inc	337,590
11,750	*	Broadwing Corp	107,043

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

11,400		C&D Technologies, Inc	$194,256
4,800	*	California Micro Devices Corp	34,032
19,450	*	Capstone Turbine Corp	35,594
10,838	*	Catapult Communications Corp	261,846
10,305	*	C-COR, Inc	95,837
600	*	Celestica, Inc (U.S.)	8,466
3,800	*	Ceradyne, Inc	217,398
9,100	*	Checkpoint Systems, Inc	164,255
3,436	*	Comtech Telecommunications	129,228
8,700		CTS Corp	115,623
3,700		Cubic Corp	93,129
1,735	*	Diodes, Inc	39,263
16,980	*	Ditech Communications Corp	253,851
9,658	*	DSP Group, Inc	215,663
48,300	*	Eagle Broadband, Inc	31,878
6,696	*	Electro Scientific Industries, Inc	132,313
1,272	*	EMS Technologies, Inc	21,141
4,785	*	Energy Conversion Devices, Inc	92,446
3,000	*	EnerSys	45,750
10,416	*	Entegris, Inc	103,639
40,000	*	Finisar Corp	91,200
5,200		Franklin Electric Co, Inc	219,752
10,200	*	FuelCell Energy, Inc	100,980
2,941	*	Genlyte Group, Inc	251,985
21,900	*	GrafTech International Ltd	207,174
17,300	*	Harmonic, Inc	144,282
6,355		Helix Technology Corp	110,513
4,900	*	Hexcel Corp	71,050
6,182	*	Hutchinson Technology, Inc	213,712
25,500	*	Integrated Device Technology, Inc	294,780
13,172	*	Interdigital Communications Corp	291,101
10,395		Inter-Tel, Inc	284,615
8,598	*	InterVoice, Inc	114,783
4,503	*	IXYS Corp	46,471
2,500	*	Lifeline Systems, Inc	64,400
5,279	*	Littelfuse, Inc	180,331
4,650		LSI Industries, Inc	53,243
5,800	*	Magnetek, Inc	40,020
9,600	*	Mattson Technology, Inc	108,096
28,373	*	McData Corp (Class A)	169,103
1,834	*	Medis Technologies Ltd	33,654
5,200	*	Mercury Computer Systems, Inc	154,336
8,546		Methode Electronics, Inc	109,816
23,813	*	Micrel, Inc	262,419
12,300	*	Microtune, Inc	75,153
4,500	*	Microvision, Inc	31,500
9,867	*	MIPS Technologies, Inc	97,190
5,940	*	Mobility Electronics, Inc	50,965
10,000	*	Moog, Inc (Class A)	453,500
25,600	*	MRV Communications, Inc	93,952
10,000	*	Mykrolis Corp	141,700
13,260	*	Omnivision Technologies, Inc	243,321
28,800	*	ON Semiconductor Corp	130,752
25,807	*	Oplink Communications, Inc	50,840
4,100		Park Electrochemical Corp	88,888
7,793	*	Photronics, Inc	128,585
9,700	*	Pixelworks, Inc	109,998
10,477	*	Plug Power, Inc	64,014
5,150	*	PLX Technology, Inc	53,560
1,500	*	Portalplayer, Inc	37,020
6,556	*	Power Integrations, Inc	129,678

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

15,115	*	Power-One, Inc	$134,826
24,373	*	Powerwave Technologies, Inc	206,683
3,652		Raven Industries, Inc	77,824
8,300	*	Rayovac Corp	253,648
5,900		Regal-Beloit Corp	168,740
14,772	*	Remec, Inc	106,506
44,520	*	RF Micro Devices, Inc	304,517
1,300	*	Rogers Corp	56,030
9,670	*	SBA Communications Corp	89,738
3,684	*	SBS Technologies, Inc	51,429
39,602	*	Seachange International, Inc	690,659
17,972	*	Sigmatel, Inc	638,545
17,608	*	Silicon Image, Inc	289,828
19,300	*	Silicon Storage Technology, Inc	114,835
2,738	*	Siliconix, Inc	99,910
35,550	*	Skyworks Solutions, Inc	335,237
5,567	*	Spatialight, Inc	49,825
4,501		Spectralink Corp	63,824
4,403	*	Standard Microsystems Corp	78,505
3,700	*	Stoneridge, Inc	55,981
22,936	*	Stratex Networks, Inc	51,835
3,300	*	Supertex, Inc	71,610
10,539	*	Symmetricom, Inc	102,334
5,340	*	Synaptics, Inc	163,297
9,800	*	Technitrol, Inc	178,360
12,000	*	Tekelec	245,280
16,200	*	Terayon Communication Systems, Inc	43,902
6,200	*	Tessera Technologies, Inc	230,702
14,200	*	Thomas & Betts Corp	436,650
38,400	*	Transmeta Corp	62,592
18,300	*	Triquint Semiconductor, Inc	81,435
9,979	*	TTM Technologies, Inc	117,752
3,400		Turnstone Systems, Inc	48
2,225	*	Ulticom, Inc	35,667
3,250	*	Ultralife Batteries, Inc	63,213
4,981	*	Universal Display Corp	44,829
7,287	*	Universal Electronics, Inc	128,251
13,923	*	Valence Technology, Inc	43,301
8,700	*	Varian Semiconductor Equipment Associates, Inc	320,595
931	*	Verso Technologies, Inc	670
5,000	*	Viasat, Inc	121,350
11,858	*	Westell Technologies, Inc	80,634
2,700		Woodhead Industries, Inc	43,281
13,128	*	Zhone Technologies, Inc	34,002

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	16,854,930

ENGINEERING AND MANAGEMENT SERVICES - 2.29%
6,400	*	Accelrys, Inc	49,920
10,628	*	Answerthink, Inc	49,526
6,025	*	Antigenics, Inc	60,973
5,400	*	Applera Corp (Celera Genomics Group)	74,250
12,275	*	Ariad Pharmaceuticals, Inc	91,203
12,091	*	Axonyx, Inc	74,964
14,336	*	Century Business Services, Inc	62,505
2,800	*	Cornell Cos, Inc	42,504
8,700	*	Corrections Corp of America	351,915
10,126	*	CuraGen Corp	72,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

7,400	*	CV Therapeutics, Inc	$170,200
11,214	*	Decode Genetics, Inc	87,581
9,543	*	DiamondCluster International, Inc	136,751
16,019	*	Digitas, Inc	152,981
5,600	*	Diversa Corp	48,944
6,252	*	Dyax Corp	45,139
10,625	*	eResearch Technology, Inc	168,406
14,886	*	Exelixis, Inc	141,417
1,794	*	Exponent, Inc	49,317
3,200	*	Forrester Research, Inc	57,408
9,520	*	FTI Consulting, Inc	200,586
14,000	*	Gartner, Inc (Class A)	174,440
1,800	*	Genencor International, Inc	29,520
1,200	*	Greenfield Online, Inc	26,388
1,320	*	Huron Consulting Group, Inc	29,304
16,290	*	Incyte Corp	162,737
1,200	*	Infrasource Services, Inc	15,600
5,095	*	Keryx Biopharmaceuticals, Inc	58,949
5,000	*	Kosan Biosciences, Inc	34,650
2,100		Landauer, Inc	95,970
14,826	*	Lexicon Genetics, Inc	114,976
6,755	*	Lifecell Corp	69,036
6,270	*	Luminex Corp	55,678
4,200	*	MAXIMUS, Inc	130,704
5,300	*	Maxygen, Inc	67,787
7,178	*	Myriad Genetics, Inc	161,577
10,403	*	Navigant Consulting, Inc	276,720
4,049	*	Neopharm, Inc	50,653
14,300	*	Oscient Pharmaceuticals Corp	52,195
6,713	*	Parexel International Corp	136,274
10,700	*	Per-Se Technologies, Inc	169,381
9,208	*	PRG-Schultz International, Inc	46,316
5,500	*	Regeneration Technologies, Inc	57,640
5,200	*	Resources Connection, Inc	282,412
2,418	*	Rigel Pharmaceuticals, Inc	59,048
7,400	*	Seattle Genetics, Inc	48,322
8,985	*	SFBC International, Inc	354,908
4,520	*	Sourcecorp	86,377
6,266	*	Symyx Technologies, Inc	188,481
6,800	*	Transkaryotic Therapies, Inc	172,652
2,200	*	TRC Cos, Inc	37,400
3,700	*	Trimeris, Inc	52,429
7,600	*	URS Corp	243,960
12,200	*	Ventiv Health, Inc	247,904
6,001	*	Washington Group International, Inc	247,541
9,800		Watson Wyatt & Co Holdings	264,110

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,491,031

FABRICATED METAL PRODUCTS - 1.41%
1,900		CIRCOR International, Inc	44,004
6,900		Commercial Metals Co	348,864
2,300	*	Commercial Vehicle Group, Inc	50,209
64,200	*	Crown Holdings, Inc	882,108
25,400	*	Griffon Corp	685,800
4,861		Gulf Island Fabrication, Inc	106,116
6,600	*	Intermagnetics General Corp	167,706
18,200	*	Jacuzzi Brands, Inc	158,340
576		Lifetime Hoan Corp	9,158
4,700	*	NCI Building Systems, Inc	176,250
14,900	*	Shaw Group, Inc	265,965

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

6,128		Silgan Holdings, Inc	$373,563
8,800		Simpson Manufacturing Co, Inc	307,120
11,600	*	Taser International, Inc	366,444
5,750	*	Tower Automotive, Inc	13,743
2,300	*	Water Pik Technologies, Inc	40,779

		TOTAL FABRICATED METAL PRODUCTS	3,996,169

FOOD AND KINDRED PRODUCTS - 1.02%
2,000	*	Boston Beer Co, Inc (Class A)	42,540
3,647		Cal-Maine Foods, Inc	44,092
1,300		Coca-Cola Bottling Co Consolidated	74,178
8,300		Corn Products International, Inc	444,548
55,215	*	Darling International, Inc	240,737
8,300		Flowers Foods, Inc	262,114
3,160	*	Gold Kist, Inc	43,039
1,400	*	Hansen Natural Corp	50,974
19,100	*	Hercules, Inc	283,635
10,200	*	Interstate Bakeries Corp	65,280
2,195		J & J Snack Foods Corp	107,621
6,600		Lancaster Colony Corp	282,942
6,000		Lance, Inc	114,180
2,400	*	M&F Worldwide Corp	32,688
2,605	*	Peets Coffee & Tea, Inc	68,954
6,900		Ralcorp Holdings, Inc	289,317
2,478		Sanderson Farms, Inc	107,248
10,600		Sensient Technologies Corp	254,294
8,458		Topps Co, Inc	82,466

		TOTAL FOOD AND KINDRED PRODUCTS	2,890,847

FOOD STORES - 0.36%
204		Arden Group, Inc (Class A)	20,497
3,700	*	Great Atlantic & Pacific Tea Co, Inc	37,925
3,494		Ingles Markets, Inc (Class A)	43,291
4,631	*	Panera Bread Co (Class A)	186,722
2,520	*	Pantry, Inc	75,827
14,826	*	Pathmark Stores, Inc	86,139
15,100		Ruddick Corp	327,519
2,400		Weis Markets, Inc	92,568
6,420	*	Wild Oats Markets, Inc	56,560
18,200	*	Winn-Dixie Stores, Inc	82,810

		TOTAL FOOD STORES	1,009,858

FURNITURE AND FIXTURES - 0.53%
3,300		Bassett Furniture Industries, Inc	64,763
7,800		Ethan Allen Interiors, Inc	312,156
19,100		Furniture Brands International, Inc	478,455
3,487		Hooker Furniture Corp	79,155
5,165		Kimball International, Inc (Class B)	76,494
12,400		La-Z-Boy, Inc	190,588
8,569	*	Select Comfort Corp	153,728
1,300		Stanley Furniture Co, Inc	58,435
4,400	*	Tempur-Pedic International, Inc	93,280

		TOTAL FURNITURE AND FIXTURES	1,507,054

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
2,568	*	Electronics Boutique Holdings Corp	$110,270
8,600	*	GameStop Corp (Class B)	192,726
5,405	*	Guitar Center, Inc	284,789
4,400		Haverty Furniture Cos, Inc	81,400
10,600	*	Linens 'n Things, Inc	262,880
5,800	*	Restoration Hardware, Inc	33,292
14,284	*	Trans World Entertainment Corp	178,121

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,143,478

GENERAL BUILDING CONTRACTORS - 0.61%
3,200		Beazer Homes U.S.A., Inc	467,872
3,481		Brookfield Homes Corp	118,006
2,500	*	Meritage Homes Corp	281,750
2,154	*	Palm Harbor Homes, Inc	36,360
14,800	*	Perini Corp	247,012
2,200		Technical Olympic U.S.A., Inc	55,836
15,400		Walter Industries, Inc	519,442

		TOTAL GENERAL BUILDING CONTRACTORS	1,726,278

GENERAL MERCHANDISE STORES - 0.26%
4,404	*	Brookstone, Inc	86,098
11,382		Casey's General Stores, Inc	206,583
1,463	*	Conn's, Inc	24,608
7,100	*	ShopKo Stores, Inc	132,628
5,534	*	Stein Mart, Inc	94,410
6,065	*	Tuesday Morning Corp	185,771

		TOTAL GENERAL MERCHANDISE STORES	730,098

HEALTH SERVICES - 2.14%
3,200	*	Amedisys, Inc	103,648
2,471	*	America Service Group, Inc	66,149
7,196	*	Amsurg Corp	212,570
16,800	*	Apria Healthcare Group, Inc	553,560
26,000	*	Beverly Enterprises, Inc	237,900
1,400	*	Corvel Corp	37,492
5,200	*	Cross Country Healthcare, Inc	94,016
800	*	Dynacq Healthcare, Inc	3,840
6,000	*	Enzo Biochem, Inc	116,820
22,085	*	First Health Group Corp	413,210
12,901	*	Genesis HealthCare Corp	451,922
12,241	*	Gentiva Health Services, Inc	204,670
6,262	*	Kindred Healthcare, Inc	187,547
4,100	*	LabOne, Inc	131,364
3,750		LCA-Vision, Inc	87,713
9,100	*	LifePoint Hospitals, Inc	316,862
10,303	*	Magellan Health Services, Inc	351,950
1,490	*	Medcath Corp	36,714
1,600		National Healthcare Corp	56,480
8,702	*	NeighborCare, Inc	267,325
9,908	*	OCA, Inc	62,916
8,600	*	Odyssey HealthCare, Inc	117,648
3,181		Option Care, Inc	54,681
7,550		Pediatrix Medical Group, Inc	483,578
11,900		Province Healthcare Co	265,965
2,846	*	Psychiatric Solutions, Inc	104,050
15,200	*	RehabCare Group, Inc	425,448

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

22,200		Select Medical Corp	$390,720
3,900	*	Sunrise Senior Living, Inc	180,804
2,000	*	Symbion, Inc	44,160

		TOTAL HEALTH SERVICES	6,061,722

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
8,000		Granite Construction, Inc	212,800
3,891	*	Insituform Technologies, Inc (Class A)	88,209

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	301,009

HOLDING AND OTHER INVESTMENT OFFICES - 12.59%
3,100	*	4Kids Entertainment, Inc	65,162
8,600		Aames Investment Corp	92,020
6,000		Affordable Residential Communities	86,100
3,100		Alabama National Bancorp	199,950
4,400		Alexandria Real Estate Equities, Inc	327,448
5,969		Amcore Financial, Inc	192,082
14,137		American Home Mortgage Investment Corp	484,192
6,200		AMLI Residential Properties Trust	198,400
28,600		Anthracite Capital, Inc	353,496
10,800		Anworth Mortgage Asset Corp	115,668
14,000		Apollo Investment Corp	211,400
4,000		Arbor Realty Trust, Inc	98,160
4,800		Ashford Hospitality Trust, Inc	52,176
1,804	*	Bancorp, Inc	28,864
3,400		Bedford Property Investors	96,594
3,700		Bimini Mortgage Management, Inc (Class A)	59,422
6,100		BioMed Realty Trust, Inc	135,481
30,400		Brandywine Realty Trust	893,456
14,145		Brookline Bancorp, Inc	230,846
7,984		Capital Automotive REIT	283,632
600		Capital Southwest Corp	47,112
2,800		Capital Trust, Inc	85,988
4,100		Capstead Mortgage Corp	43,214
13,100		CarrAmerica Realty Corp	432,300
3,900		Cedar Shopping Centers, Inc	55,770
1,600		Cherokee, Inc	56,448
4,500		Colonial Properties Trust	176,715
12,100		Commercial Net Lease Realty, Inc	249,260
2,638		Community Banks, Inc	74,286
11,700	*	Cornerstone Realty Income Trust, Inc	116,766
8,800		Corporate Office Properties Trust	258,280
3,800		Correctional Properties Trust	109,744
8,400		Cousins Properties, Inc	254,268
100	*	Criimi MAE, Inc	1,610
400	*	Enstar Group, Inc	25,000
6,100		Entertainment Properties Trust	271,755
28,500		Equity Inns, Inc	334,590
1,300		Equity Lifestyle Properties, Inc	46,475
8,200		Equity One, Inc	194,586
5,600		Essex Property Trust, Inc	469,280
11,900	*	FelCor Lodging Trust, Inc	174,335
1,700	*	First Acceptance Corp	15,232
74		First Defiance Financial Corp	2,107
2,621		First Indiana Corp	58,999
10,000		First Industrial Realty Trust, Inc	407,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

2,000		First Place Financial Corp	$44,780
7,100		Gables Residential Trust	254,109
2,034		Gladstone Capital Corp	48,206
5,300		Glenborough Realty Trust, Inc	112,784
8,500		Glimcher Realty Trust	235,535
2,300		Gramercy Capital Corp	47,380
41,712		Greater Bay Bancorp	1,162,931
3,500		Harris & Harris Group, Inc	57,330
4,900		Healthcare Realty Trust, Inc	199,430
2,000		Heritage Property Investment Trust	64,180
8,300		Highland Hospitality Corp	93,292
12,800		Highwoods Properties, Inc	354,560
123		Home Properties, Inc	5,289
17,830		IMPAC Mortgage Holdings, Inc	404,206
10,800		Innkeepers U.S.A. Trust	153,360
9,807		Investors Real Estate Trust	102,875
102,250		iShares Russell 2000 Index Fund	13,241,375
6,800		Kilroy Realty Corp	290,700
5,900		Kramont Realty Trust	138,060
42,900	*	La Quinta Corp	389,961
12,300		LaSalle Hotel Properties	391,509
21,100		Lexington Corporate Properties Trust	476,438
3,500		LTC Properties, Inc	69,685
27,600		Luminent Mortgage Capital, Inc	328,440
421		MASSBANK Corp	15,766
6,200	*	Meristar Hospitality Corp	51,770
19,500		MFA Mortgage Investments, Inc	171,990
4,300		Mid-America Apartment Communities, Inc	177,246
13,000		Mission West Properties, Inc	138,320
18,800		National Health Investors, Inc	548,584
16,100		Nationwide Health Properties, Inc	382,375
12,511		New Century Financial Corp	799,578
8,600		Newcastle Investment Corp	273,308
6,400		Novastar Financial, Inc	316,800
10,800		Omega Healthcare Investors, Inc	127,440
4,565		Oriental Financial Group, Inc	129,235
2,600		Parkway Properties, Inc	131,950
3,600		Prentiss Properties Trust	137,520
4,000		Prosperity Bancshares, Inc	116,840
3,800		PS Business Parks, Inc	171,380
6,100		RAIT Investment Trust	170,617
9,600		Realty Income Corp	485,568
4,548		Redwood Trust, Inc	282,385
2,564		Sandy Spring Bancorp, Inc	98,278
2,700		Saul Centers, Inc	103,275
11,700		Saxon Capital, Inc	280,683
44,600		Senior Housing Properties Trust	844,724
3,700		Sovran Self Storage, Inc	155,918
3,500		Suffolk Bancorp	121,905
6,700		Summit Properties, Inc	218,152
3,900		Sun Communities, Inc	156,975
5,200		Sunstone Hotel Investors, Inc	108,056
10,992		Susquehanna Bancshares, Inc	274,250
6,600		Tanger Factory Outlet Centers, Inc	174,636
12,000		Taubman Centers, Inc	359,400
2,160		Tompkins Trustco, Inc	115,538
4,200		Town & Country Trust	116,046
5,300		U.S. Restaurant Properties, Inc	95,718
8,100		Universal Health Realty Income Trust	260,253
6,100		U-Store-It Trust	105,835

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

10,100		Washington Real Estate Investment Trust	$342,087
7,227		Waypoint Financial Corp	204,885
200		Westfield Financial, Inc	5,164
8,800		Winston Hotels, Inc	103,928

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,706,762

HOTELS AND OTHER LODGING PLACES - 0.41%
2,647		Ameristar Casinos, Inc	114,112
16,900	*	Bluegreen Corp	335,127
10,500		Boyd Gaming Corp	437,325
2,000	*	Empire Resorts, Inc	22,300
4,300		Marcus Corp	108,102
2,700	*	Pinnacle Entertainment, Inc	53,406
4,200	*	Vail Resorts, Inc	94,164

		TOTAL HOTELS AND OTHER LODGING PLACES	1,164,536

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.47%
1,800	*	Aaon, Inc	28,926
26,054	*	Adaptec, Inc	197,750
11,026	*	Advanced Digital Information Corp	110,481
6,300		Albany International Corp (Class A)	221,508
11,174	*	Astec Industries, Inc	192,305
11,300	*	Asyst Technologies, Inc	57,517
35,499	*	Axcelis Technologies, Inc	288,607
6,369		Black Box Corp	305,839
10,736	*	Brooks Automation, Inc	184,874
3,000		Bucyrus International, Inc (Class A)	121,920
4,200		Cascade Corp	167,790
19,542	*	Cirrus Logic, Inc	107,676
20,000	*	Cray, Inc	93,200
4,003	*	Cuno, Inc	237,778
8,820	*	Cymer, Inc	260,543
10,303	*	Dot Hill Systems Corp	80,776
8,460	*	Dril-Quip, Inc	205,240
22,052	*	Electronics For Imaging, Inc	383,925
75,500	*	Emulex Corp	1,271,420
5,250		Engineered Support Systems, Inc	310,905
13,400	*	EnPro Industries, Inc	396,238
6,000	*	Esterline Technologies Corp	195,900
2,900	*	Flanders Corp	27,840
43,400	*	Flowserve Corp	1,195,236
7,200	*	FSI International, Inc	33,624
53,800	*	Gateway, Inc	323,338
1,225		Gorman-Rupp Co	28,175
6,588	*	Hydril	299,820
12,200	*	Hypercom Corp	72,224
12,000		IDEX Corp	486,000
9,542	*	InFocus Corp	87,405
900	*	Kadant, Inc	18,450
6,800		Kaydon Corp	224,536
8,800		Kennametal, Inc	437,976
6,603	*	Komag, Inc	124,004
12,184	*	Kulicke & Soffa Industries, Inc	105,026
10,600		Lennox International, Inc	215,710
8,051		Lincoln Electric Holdings, Inc	278,082
1,603		Lufkin Industries, Inc	63,973

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

6,400		Manitowoc Co, Inc	$240,960
3,816	*	Micros Systems, Inc	297,877
1,100		Middleby Corp	55,792
5,800		Modine Manufacturing Co	195,866
3,100		Nacco Industries, Inc (Class A)	326,740
5,100	*	Netgear, Inc	92,769
6,300		Nordson Corp	252,441
16,800	*	Oil States International, Inc	324,072
3,267	*	Overland Storage, Inc	54,526
9,977	*	PalmOne, Inc	314,774
15,100	*	Paxar Corp	334,767
3,546	*	Planar Systems, Inc	39,822
6,100	*	Presstek, Inc	59,048
5,400	*	ProQuest Co	160,380
2,400		Robbins & Myers, Inc	57,192
4,100		Sauer-Danfoss, Inc	89,421
2,000		Schawk, Inc	36,360
17,935	*	Scientific Games Corp (Class A)	427,570
3,900	*	Semitool, Inc	36,192
2,900		Standex International Corp	82,621
11,500		Stewart & Stevenson Services, Inc	232,645
400	b*	Surebeam Corp (Class A)	3
7,311		Tecumseh Products Co (Class A)	349,466
3,600		Tennant Co	142,740
17,200	*	Terex Corp	819,580
5,400		Toro Co	439,290
2,000	*	Transact Technologies, Inc	42,720
6,217	*	Veeco Instruments, Inc	130,992
2,318		Woodward Governor Co	165,992
42,300	*	Xybernaut Corp	52,029
6,600		York International Corp	227,964

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	15,525,148

INSTRUMENTS AND RELATED PRODUCTS - 5.42%
4,065	*	Abaxis, Inc	58,902
3,574	*	Abiomed, Inc	55,183
2,271	*	ADE Corp	42,513
8,400	*	Advanced Medical Optics, Inc	345,576
4,700	*	Advanced Neuromodulation Systems, Inc	185,462
12,336	*	Align Technology, Inc	132,612
5,981	*	American Medical Systems Holdings, Inc	250,066
2,700		Analogic Corp	120,933
12,128		Arrow International, Inc	375,847
4,917	*	Arthrocare Corp	157,639
2,900	*	Aspect Medical Systems, Inc	70,934
9,905		BEI Technologies, Inc	305,866
4,752		Biolase Technology, Inc	51,654
4,100	*	Bio-Rad Laboratories, Inc (Class A)	235,217
1,400	*	Bruker BioSciences Corp	5,642
4,410	*	Candela Corp	50,098
17,300	*	Cardiac Science, Inc	37,022
8,419	*	Cardiodynamics International Corp	43,526
9,800	*	Cepheid, Inc	97,412
1,509	*	Closure Medical Corp	29,426
9,618		Cognex Corp	268,342
7,172	*	Coherent, Inc	218,316
5,100		Cohu, Inc	94,656
6,025	*	Conceptus, Inc	48,893
7,016	*	Conmed Corp	199,395
18,400	*	Credence Systems Corp	168,360

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

7,300	*	CTI Molecular Imaging, Inc	$103,587
27,852	*	Cyberoptics Corp	414,159
5,016		Datascope Corp	199,085
4,365	*	Dionex Corp	247,365
4,200	*	DJ Orthopedics, Inc	89,964
9,300	*	DRS Technologies, Inc	397,203
3,800		EDO Corp	120,650
7,192	*	Encore Medical Corp	48,834
5,200	*	Endocardial Solutions, Inc	60,840
3,100	*	ESCO Technologies, Inc	237,615
1,400	*	Exactech, Inc	25,606
2,959	*	Excel Technology, Inc	76,934
2,300		E-Z-Em-Inc	33,580
5,679	*	FEI Co	119,259
1,100	*	Foxhollow Technologies, Inc	27,049
11,200	*	Haemonetics Corp	405,552
5,100	*	Hanger Orthopedic Group, Inc	41,310
2,700	*	Herley Industries, Inc	54,918
4,758	*	Hologic, Inc	130,702
2,401	*	ICU Medical, Inc	65,643
2,702		II-VI, Inc	114,808
4,718	*	Integra LifeSciences Holding	174,236
1,750	*	Intralase Corp	41,090
7,900	*	Intuitive Surgical, Inc	316,158
11,300		Invacare Corp	522,738
5,043	*	Itron, Inc	120,578
6,236	*	Ixia	104,827
3,000		Keithley Instruments, Inc	59,100
2,215	*	Kensey Nash Corp	76,484
5,440	*	Kyphon, Inc	140,134
4,300	*	Laserscope	154,413
1,954	*	LeCroy Corp	45,606
2,600	*	Measurement Specialties, Inc	66,196
1,867	*	Medical Action Industries, Inc	36,780
17,400		Mentor Corp	587,076
5,467	*	Merit Medical Systems, Inc	83,536
7,750	*	MKS Instruments, Inc	143,763
3,600	*	Molecular Devices Corp	72,360
3,600		Movado Group, Inc	67,140
5,002		MTS Systems Corp	169,118
8,090	*	Nanogen, Inc	59,542
4,965		Oakley, Inc	63,304
4,726	*	Ocular Sciences, Inc	231,621
35,900	*	Orbital Sciences Corp	424,697
9,098	*	Orthologic Corp	56,863
11,000	*	Orthovita, Inc	46,090
2,737	*	Palomar Medical Technologies, Inc	71,354
7,894	*	Possis Medical, Inc	106,411
8,400	*	RAE Systems, Inc	61,320
3,578	*	Rofin-Sinar Technologies, Inc	151,886
2,800	*	Sirf Technology Holdings, Inc	35,616
7,800	*	Sola International, Inc	214,812
4,535	*	Sonic Solutions, Inc	101,765
3,500	*	SonoSite, Inc	118,825
6,800	*	Star Scientific, Inc	34,578
26,700	*	Steris Corp	633,324
9,100	*	Sybron Dental Specialties, Inc	321,958
9,748	*	Techne Corp	379,197
958		Tektronix, Inc	28,941
9,400	*	Thermogenesis	59,596
10,625	*	Thoratec Corp	110,713

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

12,237	*	Trimble Navigation Ltd	$404,310
6,400		United Industrial Corp	247,936
3,293	*	Urologix, Inc	21,306
12,536	*	Varian, Inc	514,101
3,115	*	Ventana Medical Systems, Inc	199,329
7,300	*	Viasys Healthcare, Inc	138,700
6,300	*	Viisage Technology, Inc	56,763
11,500	*	Visx, Inc	297,505
3,643		Vital Signs, Inc	141,786
6,300	*	Wright Medical Group, Inc	179,550
4,952		X-Rite, Inc	79,282
2,053		Young Innovations, Inc	69,248
2,200	*	Zoll Medical Corp	75,680

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	15,383,397

INSURANCE AGENTS, BROKERS AND SERVICE - 0.21%
3,700	*	Clark, Inc	57,424
7,000		Hilb, Rogal & Hamilton Co	253,680
7,500		National Financial Partners Corp	291,000

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	602,104

INSURANCE CARRIERS - 2.78%
14,200		21st Century Insurance Group	193,120
2,100		Affirmative Insurance Holdings, Inc	35,364
7,500		Alfa Corp	113,888
5,000		American Equity Investment Life Holding Co	53,850
1,907	*	American Physicians Capital, Inc	68,690
6,000	*	AMERIGROUP Corp	453,960
12,100		AmerUs Group Co	548,130
3,604	*	Argonaut Group, Inc	76,153
1,575		Baldwin & Lyons, Inc (Class B)	42,194
3,400		Bristol West Holdings, Inc	68,000
9,800	*	Centene Corp	277,830
6,786	*	Ceres Group, Inc	35,016
7,062	*	Citizens, Inc	44,985
3,900	*	CNA Surety Corp	52,065
5,600		Commerce Group, Inc	341,824
10,300	*	Danielson Holdings Corp	87,035
5,800		Delphi Financial Group, Inc (Class A)	267,670
3,600		Direct General Corp	115,560
1,400		Donegal Group, Inc	32,102
1,400		EMC Insurance Group, Inc	30,296
2,900		FBL Financial Group, Inc (Class A)	82,795
200	*	Financial Industries Corp	1,600
1,710	*	FPIC Insurance Group, Inc	60,500
1,600		Great American Financial Resources, Inc	27,792
2,900		Harleysville Group, Inc	69,223
3,592	*	HealthExtras, Inc	58,550
4,200		Horace Mann Educators Corp	80,136
100		Independence Holding Co	1,845
4,600		Infinity Property & Casualty Corp	161,920
800		Kansas City Life Insurance Co	37,840
7,300		Landamerica Financial Group, Inc	393,689
2,100		Midland Co	65,667
2,500	*	Molina Healthcare, Inc	115,950
500	*	National Western Life Insurance Co (Class A)	83,305
3,819	*	Navigators Group, Inc	114,990
700		NYMAGIC, Inc	17,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

13,834	*	Ohio Casualty Corp	$321,087
6,300		Penn-America Group, Inc	95,130
4,000	*	Philadelphia Consolidated Holding Corp	264,560
21,500		Phoenix Cos, Inc	268,750
1,800	*	Pico Holdings, Inc	37,386
6,100	*	PMA Capital Corp (Class A)	63,135
6,144		Presidential Life Corp	104,202
6,300	*	ProAssurance Corp	246,393
5,000		RLI Corp	207,850
2,300		Safety Insurance Group, Inc	71,645
6,470		Selective Insurance Group, Inc	286,233
8,200	*	Sierra Health Services, Inc	451,902
2,811		State Auto Financial Corp	72,664
7,300		Stewart Information Services Corp	304,045
3,200		Tower Group, Inc	38,400
2,100	*	Triad Guaranty, Inc	127,008
8,700		UICI	294,930
3,214		United Fire & Casualty Co	108,344
8,300	*	Vesta Insurance Group, Inc	30,544
2,200	*	WellCare Health Plans, Inc	71,500
2,400		Zenith National Insurance Corp	119,616

		TOTAL INSURANCE CARRIERS	7,896,568

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,900	*	Geo Group, Inc	50,502

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	50,502

LEATHER AND LEATHER PRODUCTS - 0.48%
4,300		Brown Shoe Co, Inc	128,269
9,432		K-Swiss, Inc (Class A)	274,660
1,431	*	Steven Madden Ltd	26,989
301		Weyco Group, Inc	13,331
29,500		Wolverine World Wide, Inc	926,890

		TOTAL LEATHER AND LEATHER PRODUCTS	1,370,139

LEGAL SERVICES - 0.03%
2,205		Pre-Paid Legal Services, Inc	82,798

		TOTAL LEGAL SERVICES	82,798

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.24%
32,200	*	Laidlaw International, Inc	689,080

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	689,080

LUMBER AND WOOD PRODUCTS - 0.23%
5,051		American Woodmark Corp	220,628
16,600	*	Champion Enterprises, Inc	196,212
2,300		Deltic Timber Corp	97,635
700		Skyline Corp	28,560
2,495		Universal Forest Products, Inc	108,283

		TOTAL LUMBER AND WOOD PRODUCTS	651,318

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

METAL MINING - 0.28%
2,500		Cleveland-Cliffs, Inc	$259,650
56,200	*	Coeur D'alene Mines Corp	220,866
27,900	*	Hecla Mining Co	162,657
1,700		Royal Gold, Inc	31,008
9,530	*	Stillwater Mining Co	107,308

		TOTAL METAL MINING	781,489

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
7,000		Blyth, Inc	206,920
3,370	*	Daktronics, Inc	83,879
3,551		Escalade, Inc	47,441
5,964	*	Jakks Pacific, Inc	131,864
9,800	*	K2, Inc	155,624
6,450	*	Leapfrog Enterprises, Inc	87,720
6,500		Nautilus Group, Inc	157,105
1,400	*	Oneida Ltd	4,284
2,600		Penn Engineering & Manufacturing Corp	47,060
3,900	*	RC2 Corp	127,140
5,300	*	Shuffle Master, Inc	249,630
11,100	*	Steinway Musical Instruments, Inc	321,234
11,900	*	Yankee Candle Co, Inc	394,842

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,014,743

MISCELLANEOUS RETAIL - 0.84%
4,822	*	1-800-Flowers.com, Inc (Class A)	40,553
7,357	*	Alloy, Inc	59,371
4,516		Big 5 Sporting Goods Corp	131,596
1,800		Blair Corp	64,188
2,100	*	Build-A-Bear Workshop, Inc	73,815
4,700	*	Coldwater Creek, Inc	145,089
5,866	*	Dick's Sporting Goods, Inc	206,190
9,672	*	Drugstore.com, Inc	32,885
1,700	*	Friedman's, Inc (Class A)	2,193
5,500	*	Hibbett Sporting Goods, Inc	146,355
6,360	*	Jill (J.) Group, Inc	94,700
6,800		Longs Drug Stores Corp	187,476
2,500	*	Overstock.com, Inc	172,500
9,142	*	Party City Corp	118,206
57	*	PC Connection, Inc	543
5,329	*	Priceline.com, Inc	125,711
2,661	*	Sharper Image Corp	50,160
5,200	*	Sports Authority, Inc	133,900
3,800		Stamps.com, Inc	60,192
3,000	*	Valuevision International, Inc (Class A)	41,730
2,500		World Fuel Services Corp	124,500
12,040	*	Zale Corp	359,635

		TOTAL MISCELLANEOUS RETAIL	2,371,488

MOTION PICTURES - 0.25%
2,186		Carmike Cinemas, Inc	79,789
25,920	*	Hollywood Entertainment Corp	339,293
15,050		Movie Gallery, Inc	287,004

		TOTAL MOTION PICTURES	706,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 0.69%			$
2,189		Advanta Corp (Class A)		49,515
2,600		Advanta Corp (Class B)		63,102
2,186		Asta Funding, Inc		58,672
3,156		Beverly Hills Bancorp, Inc		31,876
10,300		CharterMac		251,732
1,900	*	Collegiate Funding Services LLC		26,771
8,440	*	CompuCredit Corp		230,750
2,371	*	Credit Acceptance Corp		60,342
900	b*	DVI, Inc		1
5,002	*	Encore Capital Group, Inc		118,948
6,500		Federal Agricultural Mortgage Corp (Class C)		151,450
4,100		Financial Federal Corp		160,720
2,732	*	First Cash Financial Services, Inc		72,972
7,808		MCG Capital Corp		133,751
20,500	*	Metris Cos, Inc		261,375
1,900	*	Nelnet, Inc		51,167
3,800	*	NGP Capital Resources Co		58,406
6,800	*	World Acceptance Corp		187,068

		TOTAL NONDEPOSITORY INSTITUTIONS		1,968,618

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
4,000		Amcol International Corp		80,360
7,500		Compass Minerals International, Inc		181,725

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS		262,085

OIL AND GAS EXTRACTION - 3.17%
2,800	*	Atwood Oceanics, Inc		145,880
4,100		Berry Petroleum Co (Class A)		195,570
7,500		Cabot Oil & Gas Corp (Class A)		331,875
9,147	*	Cal Dive International, Inc		372,740
2,800	*	Callon Petroleum Co		40,488
4,214	*	Cheniere Energy, Inc		268,432
9,400	*	Cimarex Energy Co		356,260
1,127	*	Clayton Williams Energy, Inc		25,808
7,900	*	Comstock Resources, Inc		174,195
2,900	*	Edge Petroleum Corp		42,282
4,500	*	Encore Acquisition Co		157,095
10,300	*	Energy Partners Ltd		208,781
11,400	*	Forest Oil Corp		361,608
5,100	*	FX Energy, Inc		59,568
31,055	*	Grey Wolf, Inc		163,660
8,200	*	Harvest Natural Resources, Inc		141,614
6,600	*	Houston Exploration Co		371,646
11,000	b*	KCS Energy, Inc		162,580
31,200	*	Key Energy Services, Inc		368,160
20,300	*	Magnum Hunter Resources, Inc		261,870
4,100	*	McMoRan Exploration Co		76,670
13,900	*	Meridian Resource Corp		84,095
9,283	*	Mission Resources Corp		54,213
6,100	*	Oceaneering International, Inc		227,652
4,100		Penn Virginia Corp		166,337
500	v*	PetroCorp, Inc (Escrow)		0
3,996	*	Petroleum Development Corp		154,126
16,300	*	Plains Exploration & Production Co		423,800
4,400		Range Resources Corp		90,024
4,800	*	Remington Oil & Gas Corp		130,800
2,300		RPC, Inc		57,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

8,200	*	Southwestern Energy Co	$415,658
10,800		St. Mary Land & Exploration Co	450,792
5,300	*	Stone Energy Corp	238,977
13,000	*	Superior Energy Services, Inc	200,330
6,200	*	Swift Energy Co	179,428
6,359	*	Syntroleum Corp	51,063
5,200	*	Tetra Technologies, Inc	147,160
2,900	*	Todco	53,418
3,400	*	Transmontaigne, Inc	20,842
8,700	*	Unit Corp	332,427
8,000	*	Veritas DGC, Inc	179,280
32,200		Vintage Petroleum, Inc	730,618
6,000	*	W-H Energy Services, Inc	134,160
6,400	*	Whiting Petroleum Corp	193,600

		TOTAL OIL AND GAS EXTRACTION	9,003,358

PAPER AND ALLIED PRODUCTS - 0.64%
11,100	*	Buckeye Technologies, Inc	144,411
4,877	*	Caraustar Industries, Inc	82,031
4,400		Chesapeake Corp	119,504
18,300	*	Graphic Packaging Corp	131,760
3,100		Greif, Inc (Class A)	173,600
12,200		Longview Fibre Co	221,308
7,000	*	Playtex Products, Inc	55,930
3,500		Pope & Talbot, Inc	59,885
8,500		Potlatch Corp	429,930
6,600		Rock-Tenn Co (Class A)	100,056
3,200		Schweitzer-Mauduit International, Inc	108,640
10,400		Wausau-Mosinee Paper Corp	185,744

		TOTAL PAPER AND ALLIED PRODUCTS	1,812,799

PERSONAL SERVICES - 0.39%
27,100	b*	Alderwoods Group, Inc	308,398
4,100		Angelica Corp	110,905
4,791	*	Coinstar, Inc	128,543
5,652		G & K Services, Inc (Class A)	245,410
8,500		Jackson Hewitt Tax Service, Inc	214,625
3,200		Unifirst Corp	90,496

		TOTAL PERSONAL SERVICES	1,098,377

PETROLEUM AND COAL PRODUCTS - 0.56%
6,100		Frontier Oil Corp	162,626
2,300	*	Giant Industries, Inc	60,973
7,640	*	Headwaters, Inc	217,740
12,600		Holly Corp	351,162
21,900	*	Tesoro Corp	697,734
3,800		WD-40 Co	107,958

		TOTAL PETROLEUM AND COAL PRODUCTS	1,598,193

PRIMARY METAL INDUSTRIES - 2.00%
25,600	*	AK Steel Holding Corp	370,432
12,180		Allegheny Technologies, Inc	263,941
11,200		Belden CDT, Inc	259,840
4,500	*	Brush Engineered Materials, Inc	83,250
5,600		Carpenter Technology Corp	327,376
4,400	*	Century Aluminum Co	115,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

21,000	*	CommScope, Inc	$396,900
5,100		Curtiss-Wright Corp	292,791
3,800	*	Encore Wire Corp	50,654
5,700		Gibraltar Industries, Inc	134,634
1,500	*	Liquidmetal Technologies, Inc	3,450
7,000	*	Lone Star Technologies, Inc	234,220
7,489		Matthews International Corp (Class A)	275,595
16,500	*	Maverick Tube Corp	499,950
8,500		Mueller Industries, Inc	273,700
4,000		NN, Inc	52,840
4,300	*	NS Group, Inc	119,540
8,100	*	Oregon Steel Mills, Inc	164,349
3,900		Quanex Corp	267,423
5,100		Ryerson Tull, Inc	80,325
4,571		Schnitzer Steel Industries, Inc (Class A)	155,094
16,410		Steel Dynamics, Inc	621,611
5,000		Texas Industries, Inc	311,900
1,500	*	Titanium Metals Corp	36,210
10,800		Tredegar Corp	218,268
1,900	*	Wheeling-Pittsburgh Corp	73,226

		TOTAL PRIMARY METAL INDUSTRIES	5,683,063

PRINTING AND PUBLISHING - 1.22%
15,400		American Greetings Corp (Class A)	390,390
5,700		Banta Corp	255,132
2,300		Bowne & Co, Inc	37,398
5,200	*	Consolidated Graphics, Inc	238,680
1,400		Courier Corp	72,688
1,750		CSS Industries, Inc	55,580
3,700		Ennis, Inc	71,225
9,900		Harland (John H.) Co	357,390
2,200		Hollinger International, Inc	34,496
4,400		Journal Communications, Inc	79,508
9,600	*	Journal Register Co	185,568
2,500	*	Martha Stewart Living Omnimedia, Inc (Class A)	72,550
29,400	*	Primedia, Inc	111,720
1,900		Pulitzer, Inc	123,215
24,100		Reader's Digest Association, Inc (Class A)	335,231
6,708	*	Scholastic Corp	247,928
2,700		Standard Register Co	38,124
9,700		Thomas Nelson, Inc	219,220
15,500	*	Valassis Communications, Inc	542,655

		TOTAL PRINTING AND PUBLISHING	3,468,698

RAILROAD TRANSPORTATION - 0.13%
2,900		Florida East Coast Industries	130,790
4,000	*	Genesee & Wyoming, Inc (Class A)	112,520
7,296	*	Kansas City Southern Industries, Inc	129,358

		TOTAL RAILROAD TRANSPORTATION	372,668

REAL ESTATE - 0.44%
6,100	*	CB Richard Ellis Group, Inc	204,655
1,300		Consolidated-Tomoka Land Co	55,900
13,400	*	Jones Lang LaSalle, Inc	501,294
34,868	*	Stewart Enterprises, Inc (Class A)	243,727
13,100	*	Trammell Crow Co	237,241

		TOTAL REAL ESTATE	1,242,817

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.88%
8,700		Aptargroup, Inc	$459,186
2,600		Bandag, Inc	129,506
15,500		Cooper Tire & Rubber Co	334,025
35,930	*	Goodyear Tire & Rubber Co	526,734
6,460		Myers Industries, Inc	82,688
6,802		Schulman (A.), Inc	145,631
31,800	*	Skechers U.S.A., Inc (Class A)	412,128
1,100		Spartech Corp	29,799
2,400	*	Trex Co, Inc	125,856
12,300		Tupperware Corp	254,856

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,500,409

SECURITY AND COMMODITY BROKERS - 0.59%
5,700	*	Affiliated Managers Group, Inc	386,118
2,300		BKF Capital Group, Inc	87,170
4,700		Calamos Asset Management, Inc (Class A)	126,900
1,600		Gabelli Asset Management, Inc (Class A)	77,632
1,200		Greenhill & Co, Inc	34,440
10,300	*	Investment Technology Group, Inc	206,000
27,300	*	Knight Trading Group, Inc	298,935
12,500	*	LaBranche & Co, Inc	112,000
4,700	*	Piper Jaffray Cos	225,365
1,000	*	Stifel Financial Corp	20,950
3,600		SWS Group, Inc	78,912
300		Value Line, Inc	11,771

		TOTAL SECURITY AND COMMODITY BROKERS	1,666,193

SOCIAL SERVICES - 0.09%
3,000	*	Bright Horizons Family Solutions, Inc	194,280
4,343	*	Res-Care, Inc	66,100

		TOTAL SOCIAL SERVICES	260,380

SPECIAL TRADE CONTRACTORS - 0.52%
2,800		Chemed Corp	187,908
9,200	*	Comfort Systems U.S.A., Inc	70,656
27,500	*	Dycom Industries, Inc	839,300
3,600	*	EMCOR Group, Inc	162,648
7,700	*	Integrated Electrical Services, Inc	37,268
2,400	*	Layne Christensen Co	43,560
17,200	*	Quanta Services, Inc	137,600

		TOTAL SPECIAL TRADE CONTRACTORS	1,478,940

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
1,900		Ameron International Corp	72,010
6,643		Apogee Enterprises, Inc	89,083
5,614	*	Cabot Microelectronics Corp	224,841
3,000		CARBO Ceramics, Inc	207,000
4,400		Eagle Materials, Inc	379,940
1,800		Libbey, Inc	39,978
4,922	*	U.S. Concrete, Inc	37,752
7,600	b*	USG Corp	306,052

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,356,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.76%
6,700	*	Alaska Air Group, Inc	$224,383
8,265	*	America West Holdings Corp (Class B)	54,384
15,200	*	Continental Airlines, Inc (Class B)	205,808
24,300	*	Delta Air Lines, Inc	181,764
21,300	*	ExpressJet Holdings, Inc	274,344
7,359	*	Forward Air Corp	328,947
7,304	*	Mesa Air Group, Inc	57,994
10,100	*	Offshore Logistics, Inc	327,947
500	*	Petroleum Helicopters (Vote)	12,890
16,500	*	Pinnacle Airlines Corp	230,010
12,285		Skywest, Inc	246,437

		TOTAL TRANSPORTATION BY AIR	2,144,908

TRANSPORTATION EQUIPMENT - 1.69%
4,400	*	AAR Corp	59,928
7,368	*	Aftermarket Technology Corp	118,625
7,482		Arctic Cat, Inc	198,423
16,300		ArvinMeritor, Inc	364,631
6,000		Clarcor, Inc	328,620
5,400	*	Ducommun, Inc	112,590
11,300	*	GenCorp, Inc	209,841
5,284	*	Hayes Lemmerz International, Inc	46,658
9,200		Heico Corp	207,828
5,060		Kaman Corp (Class A)	64,009
4,600		Marine Products Corp	120,106
6,200		Monaco Coach Corp	127,534
1,500		Noble International Ltd	30,585
98	*	Sports Resorts International, Inc	282
3,000		Standard Motor Products, Inc	47,400
600	*	Strattec Security Corp	37,572
3,700		Superior Industries International, Inc	107,485
10,100	*	Teledyne Technologies, Inc	297,243
23,963	*	Tenneco Automotive, Inc	413,122
8,400		Thor Industries, Inc	311,220
3,800	*	Triumph Group, Inc	150,100
31,000		Visteon Corp	302,870
7,300	*	Wabash National Corp	196,589
9,600		Westinghouse Air Brake Technologies Corp	204,672
18,900		Winnebago Industries, Inc	738,234

		TOTAL TRANSPORTATION EQUIPMENT	4,796,167

TRANSPORTATION SERVICES - 0.35%
2,300		Ambassadors Group, Inc	81,903
9,080	*	EGL, Inc	271,401
11,600		GATX Corp	342,896
1,729	*	HUB Group, Inc	90,288
6,372	*	Navigant International, Inc	77,547
6,190	*	Pacer International, Inc	131,599

		TOTAL TRANSPORTATION SERVICES	995,634

TRUCKING AND WAREHOUSING - 0.91%
4,979		Arkansas Best Corp	223,507
2,000	*	Covenant Transport, Inc (Class A)	41,640
10,235		Heartland Express, Inc	229,980
6,668	*	Landstar System, Inc	491,032

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

3,700	*	Old Dominion Freight Line	$128,760
6,400		Overnite Corp	238,336
1,500	*	P.A.M. Transportation Services	28,125
3,343	*	SCS Transportation, Inc	78,126
28,587	*	Swift Transportation Co, Inc	614,049
1,316	*	U.S. Xpress Enterprises, Inc (Class A)	38,559
6,191		USF Corp	234,948
10,892		Werner Enterprises, Inc	246,595

		TOTAL TRUCKING AND WAREHOUSING	2,593,657

WATER TRANSPORTATION - 0.29%
4,254		Alexander & Baldwin, Inc	180,455
1,500	*	Hornbeck Offshore Services, Inc	28,950
4,900	*	Kirby Corp	217,462
6,200		Overseas Shipholding Group, Inc	342,240
3,500	*	Seabulk International, Inc	42,385

		TOTAL WATER TRANSPORTATION	811,492

WHOLESALE TRADE-DURABLE GOODS - 1.80%
17,625		Agilysys, Inc	302,093
15,400	*	Alliance Imaging, Inc	173,250
2,100		Anixter International, Inc	75,579
5,850		Applied Industrial Technologies, Inc	160,290
12,400	*	Aviall, Inc	284,828
3,500		Barnes Group, Inc	92,785
3,100	*	Beacon Roofing Supply, Inc	61,566
4,883	*	BioVeris Corp	35,695
27,213	*	Brightpoint, Inc	531,742
10,100	*	Department 56, Inc	168,165
5,061	*	Digi International, Inc	86,999
5,143	*	Global Imaging Systems, Inc	203,149
5,200		Handleman Co	111,696
3,800	*	Imagistics International, Inc	127,908
10,845	*	Insight Enterprises, Inc	222,539
1,950	*	Insurance Auto Auctions, Inc	43,719
3,398	*	Keystone Automotive Industries, Inc	79,004
8,164		Knight Transportation, Inc	202,467
1,100		Lawson Products, Inc	55,473
3,400	*	LKQ Corp	68,238
2,600	*	Merge Technologies, Inc	57,850
4,096		Metal Management, Inc	110,060
10,032	*	Microtek Medical Holdings, Inc	40,730
5,200	*	Navarre Corp	91,520
8,900		Owens & Minor, Inc	250,713
15,702	*	PSS World Medical, Inc	196,511
6,600		Reliance Steel & Aluminum Co	257,136
27,400	*	Safeguard Scientifics, Inc	58,088
12,168		SCP Pool Corp	388,159
4,512	*	TBC Corp	125,434
5,400		Watsco, Inc	190,188
4,100	*	WESCO International, Inc	121,524
10,228	*	Zoran Corp	118,440

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,093,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.49%
10,200		Acuity Brands, Inc	$324,360
3,400		Advanced Marketing Services, Inc	34,204
13,600		Airgas, Inc	360,536
6,600	*	Allscripts Healthcare Solutions, Inc	70,422
10,800		DIMON, Inc	72,576
4,200		Getty Realty Corp	120,666
700	*	Maui Land & Pineapple Co	27,475
12,300	*	Men's Wearhouse, Inc	393,108
4,873	*	Metals USA, Inc	90,394
6,900		Nash Finch Co	260,544
12,600		Nu Skin Enterprises, Inc (Class A)	319,788
1,500	*	Nuco2, Inc	33,285
10,577	*	Performance Food Group Co	284,627
14,993		Perrigo Co	258,929
6,472	*	Priority Healthcare Corp (Class B)	140,895
1,000	*	Provide Commerce, Inc	37,150
6,800		Russell Corp	132,464
5,200	*	School Specialty, Inc	200,512
14,800	*	Smart & Final, Inc	212,972
2,400		Standard Commercial Corp	46,704
8,900		Stride Rite Corp	99,413
1,063	*	Tractor Supply Co	39,554
8,621	*	United Natural Foods, Inc	268,113
7,615	*	United Stationers, Inc	351,790
2,300		Valhi, Inc	37,007

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,217,488

		TOTAL COMMON STOCKS
		(Cost $246,630,094)	282,989,017

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Equity Fund

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS - 0.49%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.49%
1,380,000	Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	$1,379,753

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,379,753

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,379,856)	1,379,753

	TOTAL PORTFOLIO - 100.27%
	(Cost $248,009,950)	284,368,770
	OTHER ASSETS & LIABILITIES, NET - (0.27)%	(760,768)

	NET ASSETS - 100.00%	$283,608,002

*	Non-income producing
b	In bankruptcy
f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0.00 or 0.00% of net assets.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Fund are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
Wiltel Communications (Rts)	11/7/2003	$-	$-

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS LARGE-CAP GROWTH INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
SHARES			VALUE

PREFERRED STOCKS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES
30	*	Simon Property Group L.P.	$1,777

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,777

		TOTAL PREFERRED STOCKS
		(Cost $957)	1,777

COMMON STOCKS - 100.46%
AMUSEMENT AND RECREATION SERVICES - 0.14%
600		Harrah's Entertainment, Inc	40,134
300		International Speedway Corp (Class A)	15,840
500		Station Casinos, Inc	27,340

		TOTAL AMUSEMENT AND RECREATION SERVICES	83,314

APPAREL AND ACCESSORY STORES - 0.94%
900		Abercrombie & Fitch Co (Class A)	42,255
548		American Eagle Outfitters, Inc	25,811
527	*	AnnTaylor Stores Corp	11,346
800	*	Chico's FAS, Inc	36,424
800		Claire's Stores, Inc	17,000
630		Foot Locker, Inc	16,966
6,390		Gap, Inc	134,957
138		Limited Brands, Inc	3,177
714		Nordstrom, Inc	33,365
942	*	Pacific Sunwear of California, Inc	20,969
1,500		Ross Stores, Inc	43,305
300		Talbots, Inc	8,169
5,100		TJX Cos, Inc	128,163
522	*	Urban Outfitters, Inc	23,177

		TOTAL APPAREL AND ACCESSORY STORES	545,084

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
200	*	Columbia Sportswear Co	11,922

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	11,922

AUTO REPAIR, SERVICES AND PARKING - 0.03%
315		Ryder System, Inc	15,048

		TOTAL AUTO REPAIR, SERVICES AND PARKING	15,048

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.27%
724	*	Advance Auto Parts	31,624
534	*	Autozone, Inc	48,760
1,200	*	Carmax, Inc	37,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

567	*	Copart, Inc	$14,923
544	*	O'Reilly Automotive, Inc	24,507

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	157,074

BUILDING MATERIALS AND GARDEN SUPPLIES - 2.37%
600		Fastenal Co	36,936
20,530		Home Depot, Inc	877,452
7,900		Lowe's Cos	454,961

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,369,349

BUSINESS SERVICES - 10.86%
1,091	*	Activision, Inc	22,016
735		Acxiom Corp	19,331
2,400		Adobe Systems, Inc	150,576
800	*	Affiliated Computer Services, Inc (Class A)	48,152
1,053	*	Akamai Technologies, Inc	13,721
417	*	Alliance Data Systems Corp	19,799
537	*	Ask Jeeves, Inc	14,365
2,260		Autodesk, Inc	85,767
5,242		Automatic Data Processing, Inc	232,483
3,700	*	BEA Systems, Inc	32,782
728	*	BMC Software, Inc	13,541
580		Brink's Co	22,922
1,584	*	Cadence Design Systems, Inc	21,875
2,400		Cendant Corp	56,112
975	*	Ceridian Corp	17,823
600		Certegy, Inc	21,318
373	*	Checkfree Corp	14,204
900	*	ChoicePoint, Inc	41,391
1,700	*	Citrix Systems, Inc	41,701
1,300	*	Cognizant Technology Solutions Corp	55,029
4,795		Computer Associates International, Inc	148,933
700	*	DST Systems, Inc	36,484
700	*	Dun & Bradstreet Corp	41,755
3,012	*	Electronic Arts, Inc	185,780
953		Equifax, Inc	26,779
650		Fair Isaac Corp	23,842
8,766		First Data Corp	372,906
2,000	*	Fiserv, Inc	80,380
405	*	Getty Images, Inc	27,884
200	*	Google, Inc (Class A)	38,620
1,138		GTECH Holdings Corp	29,531
700		Henry (Jack) & Associates, Inc	13,937
2,400		IMS Health, Inc	55,704
2,899	*	Interpublic Group of Cos, Inc	38,847
1,800	*	Intuit, Inc	79,218
1,050	*	Iron Mountain, Inc	32,015
5,446	*	Juniper Networks, Inc	148,077
275	*	Kinetic Concepts, Inc	20,983
600	*	Lamar Advertising Co	25,668
700	*	Macromedia, Inc	21,784
400		Manpower, Inc	19,320
1,300	*	McAfee, Inc	37,609
900	*	Mercury Interactive Corp	40,995
73,042		Microsoft Corp	1,950,952
300		MoneyGram International, Inc	6,342
1,000	*	Monster Worldwide, Inc	33,640
500		National Instruments Corp	13,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

300	*	NAVTEQ Corp	$13,908
730	*	NCR Corp	50,538
3,914	*	Novell, Inc	26,420
1,653		Omnicom Group, Inc	139,381
33,735	*	Oracle Corp	462,844
200	*	Pixar	17,122
1,643	*	Red Hat, Inc	21,934
600	*	Rent-A-Center, Inc	15,900
500		Reynolds & Reynolds Co (Class A)	13,255
1,500		Robert Half International, Inc	44,145
3,331	*	Siebel Systems, Inc	34,976
2,600	*	SunGard Data Systems, Inc	73,658
6,200	*	Symantec Corp	159,712
1,600	*	Synopsys, Inc	31,392
1,734	*	TIBCO Software, Inc	23,132
300		Total System Services, Inc	7,290
289	*	Unisys Corp	2,942
1,714	*	VeriSign, Inc	57,453
4,400	*	Veritas Software Corp	125,620
75		Viad Corp	2,137
1,900	*	WebMD Corp	15,504
700	*	Westwood One, Inc	18,851
11,490	*	Yahoo!, Inc	432,943

		TOTAL BUSINESS SERVICES	6,287,575

CHEMICALS AND ALLIED PRODUCTS - 16.33%
15,723		Abbott Laboratories	733,478
527		Alberto-Culver Co	25,596
1,300		Allergan, Inc	105,391
200	*	American Pharmaceutical Partners, Inc	7,482
12,999	*	Amgen, Inc	833,886
900	*	Amylin Pharmaceuticals, Inc	21,024
700	*	Andrx Corp	15,281
1,100		Avery Dennison Corp	65,967
4,835		Avon Products, Inc	187,115
823	*	Barr Pharmaceuticals, Inc	37,479
3,279	*	Biogen Idec, Inc	218,414
5,841		Bristol-Myers Squibb Co	149,646
500	*	Cephalon, Inc	25,440
400	*	Charles River Laboratories International, Inc	18,404
1,075	*	Chiron Corp	35,830
635		Church & Dwight Co, Inc	21,349
1,049		Clorox Co	61,818
4,528		Colgate-Palmolive Co	231,652
361	*	Dade Behring Holdings, Inc	20,216
590		Dow Chemical Co	29,211
1,900		Ecolab, Inc	66,747
200	*	Eon Labs, Inc	5,400
1,100		Estee Lauder Cos (Class A)	50,347
100	*	Eyetech Pharmaceuticals, Inc	4,550
3,799	*	Forest Laboratories, Inc	170,423
4,534	*	Genentech, Inc	246,831
2,301	*	Genzyme Corp	133,619
4,400	*	Gilead Sciences, Inc	153,956
9,360		Gillette Co	419,141
200	*	ICOS Corp	5,656
400	*	Idexx Laboratories, Inc	21,836
700	*	ImClone Systems, Inc	32,256

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

697		International Flavors & Fragrances, Inc	$29,859
280	*	Invitrogen Corp	18,796
1,850	*	IVAX Corp	29,267
9,800		Lilly (Eli) & Co	556,150
284	*	Martek Biosciences Corp	14,541
500		Medicis Pharmaceutical Corp (Class A)	17,555
2,500	*	MedImmune, Inc	67,775
9,905		Merck & Co, Inc	318,347
697	*	MGI Pharma, Inc	19,523
1,600	*	Millennium Pharmaceuticals, Inc	19,392
2,750		Mylan Laboratories, Inc	48,620
585	*	NBTY, Inc	14,046
891	*	Nektar Therapeutics	18,034
357	*	Neurocrine Biosciences, Inc	17,600
388	*	OSI Pharmaceuticals, Inc	29,042
76,081		Pfizer, Inc	2,045,818
900		Praxair, Inc	39,735
23,368		Procter & Gamble Co	1,287,109
200	*	Protein Design Labs, Inc	4,132
14,829		Schering-Plough Corp	309,630
100	*	Scotts Co (Class A)	7,352
900	*	Sepracor, Inc	53,433
100		Sherwin-Williams Co	4,463
114		Sigma-Aldrich Corp	6,892
642	*	VCA Antech, Inc	12,583
212	*	Watson Pharmaceuticals, Inc	6,956
7,114		Wyeth	302,985

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,455,076

COAL MINING - 0.06%
248		Arch Coal, Inc	8,814
598		Consol Energy, Inc	24,548

		TOTAL COAL MINING	33,362

COMMUNICATIONS - 2.31%
3,979	*	Avaya, Inc	68,439
1,450	*	Cablevision Systems Corp (Class A)	36,105
2,366		Clear Channel Communications, Inc	79,237
300	*	Cox Radio, Inc (Class A)	4,944
984	*	Crown Castle International Corp	16,374
5,826	*	DIRECTV Group, Inc	97,527
2,300		EchoStar Communications Corp (Class A)	76,452
300	*	Entercom Communications Corp	10,767
700	*	Foundry Networks, Inc	9,212
500	*	Fox Entertainment Group, Inc (Class A)	15,630
300		Global Payments, Inc	17,562
1,584	*	IAC/InterActiveCorp	43,750
408	*	IDT Corp	5,989
6,998	*	Level 3 Communications, Inc	23,723
834	*	Liberty Media International, Inc	38,556
10,255	*	Nextel Communications, Inc (Class A)	307,650
1,266	*	Nextel Partners, Inc (Class A)	24,738
602	*	NII Holdings, Inc (Class B)	28,565
600	*	Radio One, Inc (Class D)	9,672
376	*	Spectrasite, Inc	21,770
3,211		Sprint Corp	79,793
253		Telephone & Data Systems, Inc	19,468
100	*	U.S. Cellular Corp	4,476

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

3,227	*	UnitedGlobalcom, Inc (Class A)	$31,173
1,400	*	Univision Communications, Inc (Class A)	40,978
3,962		Viacom, Inc (Class B)	144,177
100	*	West Corp	3,311
735	*	Western Wireless Corp (Class A)	21,536
1,562	*	XM Satellite Radio Holdings, Inc	58,762

		TOTAL COMMUNICATIONS	1,340,336

DEPOSITORY INSTITUTIONS - 1.26%
1,031		Bank of New York Co, Inc	34,456
688		Commerce Bancorp, Inc	44,307
4,182		Fifth Third Bancorp	197,725
758		Golden West Financial Corp	46,556
673		Hudson City Bancorp, Inc	24,780
296		IndyMac Bancorp, Inc	10,197
1,318		Mellon Financial Corp	41,003
635		NewAlliance Bancshares, Inc	9,716
750		North Fork Bancorp, Inc	21,638
512		Northern Trust Corp	24,873
1,654		State Street Corp	81,244
2,134		Synovus Financial Corp	60,990
1,280		TCF Financial Corp	41,139
1,678		U.S. Bancorp	52,555
420		UCBH Holdings, Inc	19,244
210		Valley National Bancorp	5,807
506		W Holding Co, Inc	11,608

		TOTAL DEPOSITORY INSTITUTIONS	727,838

EATING AND DRINKING PLACES - 0.52%
800		Applebee's International, Inc	21,160
1,018		Aramark Corp (Class B)	26,987
900	*	Brinker International, Inc	31,563
577		Darden Restaurants, Inc	16,006
495		Outback Steakhouse, Inc	22,661
600		Ruby Tuesday, Inc	15,648
750	*	The Cheesecake Factory, Inc	24,353
100		Wendy's International, Inc	3,926
2,900		Yum! Brands, Inc	136,822

		TOTAL EATING AND DRINKING PLACES	299,126

EDUCATIONAL SERVICES - 0.43%
1,568	*	Apollo Group, Inc (Class A)	126,553
900	*	Career Education Corp	36,000
900	*	Corinthian Colleges, Inc	16,961
600	*	DeVry, Inc	10,416
717	*	Education Management Corp	23,668
500	*	ITT Educational Services, Inc	23,775
304	*	Laureate Education, Inc	13,403

		TOTAL EDUCATIONAL SERVICES	250,776

ELECTRIC, GAS, AND SANITARY SERVICES - 0.48%
6,502	*	AES Corp	88,882
200	*	Allegheny Energy, Inc	3,942
1,241	*	Allied Waste Industries, Inc	11,516

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

182		Kinder Morgan, Inc	$13,310
400	*	Stericycle, Inc	18,380
4,715		Waste Management, Inc	141,167

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	277,197

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.24%
649		Adtran, Inc	12,422
1,841	*	Advanced Micro Devices, Inc	40,539
17,700	*	Agere Systems, Inc (Class B)	23,895
3,800	*	Altera Corp	78,660
963		American Power Conversion Corp	20,608
438		Ametek, Inc	15,623
200	*	Amkor Technology, Inc	1,336
680	*	Amphenol Corp (Class A)	24,983
3,800		Analog Devices, Inc	140,296
1,900	*	Applied Micro Circuits Corp	7,999
4,233	*	Atmel Corp	16,593
2,556	*	Broadcom Corp (Class A)	82,508
1,100	*	Comverse Technology, Inc	26,895
1,810	*	Conexant Systems, Inc	3,602
700	*	Cree, Inc	28,056
1,273	*	Cypress Semiconductor Corp	14,932
800		Emerson Electric Co	56,080
351	*	Energizer Holdings, Inc	17,441
600	*	Fairchild Semiconductor International, Inc	9,756
322	*	Freescale Semiconductor, Inc	5,738
3,377	*	Freescale Semiconductor, Inc (Class B)	62,002
900	*	Gemstar-TV Guide International, Inc	5,328
12,252		General Electric Co	447,198
600		Harman International Industries, Inc	76,200
410		Harris Corp	25,334
700	*	Integrated Circuit Systems, Inc	14,644
64,429		Intel Corp	1,506,994
486	*	International Rectifier Corp	21,661
700		Intersil Corp (Class A)	11,718
1,652	*	Jabil Circuit, Inc	42,258
14,200	*	JDS Uniphase Corp	45,014
500		L-3 Communications Holdings, Inc	36,620
3,100		Linear Technology Corp	120,156
1,700	*	LSI Logic Corp	9,316
3,300		Maxim Integrated Products, Inc	139,887
425		Maytag Corp	8,968
536	*	MEMC Electronic Materials, Inc	7,102
2,100		Microchip Technology, Inc	55,986
2,800	*	Micron Technology, Inc	34,580
1,100		Molex, Inc	33,000
23,367		Motorola, Inc	401,912
3,636		National Semiconductor Corp	65,266
1,100	*	Novellus Systems, Inc	30,679
1,700	*	Nvidia Corp	40,052
437		Plantronics, Inc	18,122
1,800	*	PMC-Sierra, Inc	20,250
600	*	Polycom, Inc	13,992
900	*	QLogic Corp	33,057
16,200		Qualcomm, Inc	686,880
800	*	Rambus, Inc	18,400
1,754		Rockwell Collins, Inc	69,178
2,700	*	Sanmina-SCI Corp	22,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

726	*	Semtech Corp	$15,878
300	*	Silicon Laboratories, Inc	10,593
1,800	*	Tellabs, Inc	15,462
17,500		Texas Instruments, Inc	430,850
800	*	Utstarcom, Inc	17,720
200	*	Vishay Intertechnology, Inc	3,004
3,500		Xilinx, Inc	103,775

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,349,867

ENGINEERING AND MANAGEMENT SERVICES - 1.22%
600	*	Affymetrix, Inc	21,930
300	*	BearingPoint, Inc	2,409
1,600	*	Celgene Corp	42,448
400		Corporate Executive Board Co	26,776
644	*	Covance, Inc	24,955
329		Fluor Corp	17,934
548	*	Gen-Probe, Inc	24,775
4,510		Halliburton Co	176,972
500	*	Hewitt Associates, Inc	16,005
400	*	Jacobs Engineering Group, Inc	19,116
1,200		Moody's Corp	104,220
3,400		Paychex, Inc	115,872
400	*	Pharmaceutical Product Development, Inc	16,516
776		Quest Diagnostics, Inc	74,147
1,703		Servicemaster Co	23,484

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	707,559

FABRICATED METAL PRODUCTS - 0.92%
300	*	Alliant Techsystems, Inc	19,614
600		Ball Corp	26,388
2,374		Danaher Corp	136,291
1,372		Fortune Brands, Inc	105,891
99		Harsco Corp	5,518
2,569		Illinois Tool Works, Inc	238,095

		TOTAL FABRICATED METAL PRODUCTS	531,797

FOOD AND KINDRED PRODUCTS - 4.35%
7,367		Anheuser-Busch Cos, Inc	373,728
1,100		Campbell Soup Co	32,879
18,852		Coca-Cola Co	784,809
1,843		H.J. Heinz Co	71,859
1,354		Hershey Foods Corp	75,201
1,389		Kellogg Co	62,033
1,000		McCormick & Co, Inc (Non-Vote)	38,600
1,400		Pepsi Bottling Group, Inc	37,856
16,104		PepsiCo, Inc	840,629
3,915		Sara Lee Corp	94,508
1,500		Wrigley (Wm.) Jr Co	103,785

		TOTAL FOOD AND KINDRED PRODUCTS	2,515,887

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

FOOD STORES - 0.54%
200	*	7-Eleven, Inc	$4,790
4,000	*	Starbucks Corp	249,440
600		Whole Foods Market, Inc	57,210

		TOTAL FOOD STORES	311,440

FURNITURE AND FIXTURES - 0.18%
900		Herman Miller, Inc	24,867
100		Hillenbrand Industries, Inc	5,554
511		HNI Corp	21,999
432		Johnson Controls, Inc	27,406
700		Leggett & Platt, Inc	19,901
143		Newell Rubbermaid, Inc	3,459

		TOTAL FURNITURE AND FIXTURES	103,186

FURNITURE AND HOMEFURNISHINGS STORES - 0.71%
3,100	*	Bed Bath & Beyond, Inc	123,473
2,700		Best Buy Co, Inc	160,434
500		Circuit City Stores, Inc (Circuit City Group)	7,820
293	*	Mohawk Industries, Inc	26,736
500		Pier 1 Imports, Inc	9,850
1,600		RadioShack Corp	52,608
900	*	Williams-Sonoma, Inc	31,536

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	412,457

GENERAL BUILDING CONTRACTORS - 0.44%
621		Centex Corp	36,999
1,300		D.R. Horton, Inc	52,403
280	*	Hovnanian Enterprises, Inc (Class A)	13,866
100		KB Home	10,440
492		Lennar Corp (Class A)	27,887
193		MDC Holdings, Inc	16,683
38	*	NVR, Inc	29,237
510		Pulte Homes, Inc	32,538
200		Ryland Group, Inc	11,508
100		Standard-Pacific Corp	6,414
252	*	Toll Brothers, Inc	17,290

		TOTAL GENERAL BUILDING CONTRACTORS	255,265

GENERAL MERCHANDISE STORES - 3.69%
400	*	Big Lots, Inc	4,852
201		Costco Wholesale Corp	9,730
3,000		Dollar General Corp	62,310
1,100	*	Dollar Tree Stores, Inc	31,548
1,500		Family Dollar Stores, Inc	46,845
3,100	*	Kohl's Corp	152,427
9,187		Target Corp	477,081
25,626		Wal-Mart Stores, Inc	1,353,565

		TOTAL GENERAL MERCHANDISE STORES	2,138,358

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

HEALTH SERVICES - 1.00%
542	*	Accredo Health, Inc	$15,024
2,645	*	Caremark Rx, Inc	104,292
400	*	Community Health Systems, Inc	11,152
926	*	Coventry Health Care, Inc	49,152
1,100	*	DaVita, Inc	43,483
664	*	Express Scripts, Inc	50,756
1,647		HCA, Inc	65,814
2,223		Health Management Associates, Inc (Class A)	50,507
1,400	*	Laboratory Corp of America Holdings	69,748
1,000	*	Lincare Holdings, Inc	42,650
707		Manor Care, Inc	25,049
772	*	Renal Care Group, Inc	27,784
300	*	Triad Hospitals, Inc	11,163
281		Universal Health Services, Inc (Class B)	12,505

		TOTAL HEALTH SERVICES	579,079

HOLDING AND OTHER INVESTMENT OFFICES - 1.52%
66		CBL & Associates Properties, Inc	5,039
524		Fremont General Corp	13,194
800		Friedman Billings Ramsey Group, Inc	15,512
211		General Growth Properties, Inc	7,630
15,577		iShares Russell 1000 Growth Index Fund	765,610
200		Mills Corp	12,752
350		Regency Centers Corp	19,390
29		Simon Property Group, Inc	1,875
526		Ventas, Inc	14,418
684		Weingarten Realty Investors	27,428

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	882,848

HOTELS AND OTHER LODGING PLACES - 0.56%
231		Choice Hotels International, Inc	13,398
3,316		Hilton Hotels Corp	75,406
677	*	Mandalay Resort Group	47,681
1,699		Marriott International, Inc (Class A)	107,003
100	*	MGM Mirage	7,274
725		Starwood Hotels & Resorts Worldwide, Inc	42,340
433	*	Wynn Resorts Ltd	28,976

		TOTAL HOTELS AND OTHER LODGING PLACES	322,078

INDUSTRIAL MACHINERY AND EQUIPMENT - 11.05%
7,827		3M Co	642,362
1,915	*	American Standard Cos, Inc	79,128
1,951	*	Apple Computer, Inc	125,644
16,800	*	Applied Materials, Inc	287,280
400	*	Avocent Corp	16,208
3,354		Baker Hughes, Inc	143,115
700		Black & Decker Corp	61,831
444		Briggs & Stratton Corp	18,462
2,646		Caterpillar, Inc	258,011
67,386	*	Cisco Systems, Inc	1,300,550
120	*	Cooper Cameron Corp	6,457
1,043		Deere & Co	77,599
25,292	*	Dell, Inc	1,065,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

744		Donaldson Co, Inc	$24,240
1,657		Dover Corp	69,495
19,573	*	EMC Corp	291,051
600	*	FMC Technologies, Inc	19,320
650		Graco, Inc	24,278
1,364	*	Grant Prideco, Inc	27,348
11,246		International Business Machines Corp	1,108,631
3,600		International Game Technology	123,768
294		ITT Industries, Inc	24,828
1,300	*	Lam Research Corp	37,583
1,318	*	Lexmark International, Inc	112,030
1,100	*	Maxtor Corp	5,830
600	*	National-Oilwell, Inc	21,174
3,200	*	Network Appliance, Inc	106,304
125		Pall Corp	3,619
1,314		Pitney Bowes, Inc	60,812
1,300	*	Sandisk Corp	32,461
1,037	*	Smith International, Inc	56,423
9,627	*	Solectron Corp	51,312
100		SPX Corp	4,006
300	*	Storage Technology Corp	9,483
2,357		Symbol Technologies, Inc	40,776
300		Timken Co	7,806
684	*	Western Digital Corp	7,415
800	*	Xerox Corp	13,608
550	*	Zebra Technologies Corp (Class A)	30,954

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,397,007

INSTRUMENTS AND RELATED PRODUCTS - 5.12%
4,499	*	Agilent Technologies, Inc	108,426
1,038		Bard (C.R.), Inc	66,411
336		Bausch & Lomb, Inc	21,659
5,733		Baxter International, Inc	198,018
600		Beckman Coulter, Inc	40,194
2,590		Becton Dickinson & Co	147,112
2,600		Biomet, Inc	112,814
6,600	*	Boston Scientific Corp	234,630
329		Cooper Cos, Inc	23,224
1,082	*	Cytyc Corp	29,831
800		Dentsply International, Inc	44,960
600	*	Edwards Lifesciences Corp	24,756
1,070	*	Fisher Scientific International, Inc	66,747
337	*	Flir Systems, Inc	21,497
479	*	Fossil, Inc	12,282
3,200		Guidant Corp	230,720
351	*	Inamed Corp	22,201
2,000	*	KLA-Tencor Corp	93,160
12,167		Medtronic, Inc	604,335
300	*	Mettler-Toledo International, Inc	15,393
500	*	Millipore Corp	24,905
600		PerkinElmer, Inc	13,494
300	*	Resmed, Inc	15,330
400	*	Respironics, Inc	21,744
1,157		Rockwell Automation, Inc	57,329
331		Roper Industries, Inc	20,115
3,600	*	St. Jude Medical, Inc	150,948
2,900		Stryker Corp	139,925

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

715		Tektronix, Inc	$21,600
2,000	*	Teradyne, Inc	34,140
960	*	Thermo Electron Corp	28,982
1,400	*	Varian Medical Systems, Inc	60,536
1,200	*	Waters Corp	56,148
2,500	*	Zimmer Holdings, Inc	200,300

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,963,866

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
500		Brown & Brown, Inc	21,775
800		Gallagher (Arthur J.) & Co	26,000
5,399		Marsh & McLennan Cos, Inc	177,627
1,200	*	Medco Health Solutions, Inc	49,920

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	275,322

INSURANCE CARRIERS - 3.82%
441		Aetna, Inc	55,015
4,642		Aflac, Inc	184,937
179		Ambac Financial Group, Inc	14,701
15,449		American International Group, Inc	1,014,536
150		Genworth Financial, Inc	4,050
200		HCC Insurance Holdings, Inc	6,624
26	*	Markel Corp	9,464
239	*	Pacificare Health Systems, Inc	13,508
278		Progressive Corp	23,586
827		Prudential Financial, Inc	45,452
332		Radian Group, Inc	17,676
6,733		UnitedHealth Group, Inc	592,706
140		Unitrin, Inc	6,363
100	*	WellChoice, Inc	5,340
1,900	*	WellPoint, Inc	218,500

		TOTAL INSURANCE CARRIERS	2,212,458

LEATHER AND LEATHER PRODUCTS - 0.21%
1,900	*	Coach, Inc	107,160
200	*	Timberland Co (Class A)	12,534

		TOTAL LEATHER AND LEATHER PRODUCTS	119,694

METAL MINING - 0.31%
1,500		Freeport-McMoRan Copper & Gold, Inc (Class A)	57,345
2,700		Newmont Mining Corp	119,907
100		Southern Peru Copper Corp	4,721

		TOTAL METAL MINING	181,973

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
1,907		Mattel, Inc	37,167

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	37,167

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 2.69%
2,998	*	Amazon.com, Inc	$132,781
23		Blockbuster, Inc (Class B)	203
420		CVS Corp	18,929
5,270	*	eBay, Inc	612,796
803	*	Marvel Enterprises, Inc	16,445
1,370		Michaels Stores, Inc	41,059
328		MSC Industrial Direct Co (Class A)	11,801
800		Omnicare, Inc	27,696
391	*	Petco Animal Supplies, Inc	15,437
1,400		Petsmart, Inc	49,742
3,900	*	Rite Aid Corp	14,274
5,100		Staples, Inc	171,921
1,438		Tiffany & Co	45,973
10,357		Walgreen Co	397,398

		TOTAL MISCELLANEOUS RETAIL	1,556,455

MOTION PICTURES - 0.87%
324	*	Avid Technology, Inc	20,007
123		Blockbuster, Inc (Class A)	1,173
13,334	*	Liberty Media Corp (Class A)	146,407
8,427	*	Time Warner, Inc	163,821
6,208		Walt Disney Co	172,582

		TOTAL MOTION PICTURES	503,990

NONDEPOSITORY INSTITUTIONS - 3.61%
271		American Capital Strategies Ltd	9,038
11,475		American Express Co	646,846
1,720		Capital One Financial Corp	144,841
654	*	CapitalSource, Inc	16,788
800		Doral Financial Corp	39,400
9,749		Fannie Mae	694,226
124	*	First Marblehead Corp	6,975
484		Freddie Mac	35,671
8,300		MBNA Corp	233,977
800	*	Providian Financial Corp	13,176
4,500		SLM Corp	240,255
100		Westcorp	4,593
100	*	WFS Financial, Inc	5,078

		TOTAL NONDEPOSITORY INSTITUTIONS	2,090,864

OIL AND GAS EXTRACTION - 0.63%
1,600		BJ Services Co	74,464
431		Burlington Resources, Inc	18,749
200		Diamond Offshore Drilling, Inc	8,010
795		ENSCO International, Inc	25,233
294	*	Newfield Exploration Co	17,361
898		Patina Oil & Gas Corp	33,675
1,700		Patterson-UTI Energy, Inc	33,065
293		Pioneer Natural Resources Co	10,284
192		Pogo Producing Co	9,310
700	*	Pride International, Inc	14,378
500		Rowan Cos, Inc	12,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

300		Tidewater, Inc	$10,683
200	*	Varco International, Inc	5,830
2,608		XTO Energy, Inc	92,271

		TOTAL OIL AND GAS EXTRACTION	366,263

PAPER AND ALLIED PRODUCTS - 0.28%
2,088		Kimberly-Clark Corp	137,411
63		Neenah Paper, Inc	2,054
1,000	*	Pactiv Corp	25,290

		TOTAL PAPER AND ALLIED PRODUCTS	164,755

PERSONAL SERVICES - 0.29%
1,200		Cintas Corp	52,632
1,800		H & R Block, Inc	88,200
200		Regis Corp	9,230
400	*	Weight Watchers International, Inc	16,428

		TOTAL PERSONAL SERVICES	166,490

PRIMARY METAL INDUSTRIES - 0.45%
5,576		Alcoa, Inc	175,198
796	*	Andrew Corp	10,849
100	*	International Steel Group, Inc	4,056
752		Nucor Corp	39,360
344		Precision Castparts Corp	22,594
384		Worthington Industries, Inc	7,519

		TOTAL PRIMARY METAL INDUSTRIES	259,576

PRINTING AND PUBLISHING - 0.70%
616		Belo (A.H.) Corp Series A	16,164
514		Dow Jones & Co, Inc	22,133
600		EW Scripps Co	28,968
400		Harte-Hanks, Inc	10,392
100		Knight Ridder, Inc	6,694
1,954		McGraw-Hill Cos, Inc	178,869
180		Media General, Inc (Class A)	11,666
358		Meredith Corp	19,404
1,356		New York Times Co (Class A)	55,325
39		Washington Post Co (Class B)	38,338
500		Wiley (John) & Sons, Inc (Class A)	17,420

		TOTAL PRINTING AND PUBLISHING	405,373

RAILROAD TRANSPORTATION - 0.03%
5,516	*	ADC Telecommunications, Inc	14,783

		TOTAL RAILROAD TRANSPORTATION	14,783

REAL ESTATE - 0.11%
1,028		Catellus Development Corp	31,457
490		St. Joe Co	31,458

		TOTAL REAL ESTATE	62,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.32%
1,600		Nike, Inc (Class B)	$145,104
100		Reebok International Ltd	4,400
700	*	Sealed Air Corp	37,289

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	186,793

SECURITY AND COMMODITY BROKERS - 1.09%
2,300	*	Ameritrade Holding Corp	32,706
100		Blackrock, Inc	7,726
9,027		Charles Schwab Corp	107,963
333		Chicago Mercantile Exchange	76,157
2,100	*	E*Trade Financial Corp	31,395
700		Eaton Vance Corp	36,505
700		Federated Investors, Inc (Class B)	21,280
133		Franklin Resources, Inc	9,263
148		Goldman Sachs Group, Inc	15,398
600		Investors Financial Services Corp	29,988
1,003		Legg Mason, Inc	73,480
1,386		Morgan Stanley	76,951
100		Nuveen Investments, Inc	3,947
600		SEI Investments Co	25,158
1,069		T Rowe Price Group, Inc	66,492
800		Waddell & Reed Financial, Inc (Class A)	19,112

		TOTAL SECURITY AND COMMODITY BROKERS	633,521

STONE, CLAY, AND GLASS PRODUCTS - 0.25%
11,874	*	Corning, Inc	139,757
29		Eagle Materials, Inc (Class B)	2,445

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	142,202

TRANSPORTATION BY AIR - 0.63%
940	*	AMR Corp	10,293
2,309		FedEx Corp	227,413
900	*	JetBlue Airways Corp	20,898
6,436		Southwest Airlines Co	104,778

		TOTAL TRANSPORTATION BY AIR	363,382

TRANSPORTATION EQUIPMENT - 1.50%
7,414		Boeing Co	383,823
489		Brunswick Corp	24,206
322		General Dynamics Corp	33,681
700		Gentex Corp	25,914
3,000		Harley-Davidson, Inc	182,250
400	*	Navistar International Corp	17,592
323		Oshkosh Truck Corp	22,087
400		Polaris Industries, Inc	27,208
400	*	United Defense Industries, Inc	18,900
1,272		United Technologies Corp	131,461

		TOTAL TRANSPORTATION EQUIPMENT	867,122

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.17%
804		C.H. Robinson Worldwide, Inc	$44,638
1,000		Expeditors International of Washington, Inc	55,880

		TOTAL TRANSPORTATION SERVICES	100,518

TRUCKING AND WAREHOUSING - 0.92%
202		CNF, Inc	10,120
604		Hunt (J.B.) Transport Services, Inc	27,089
350	*	Sirva, Inc	6,727
5,708		United Parcel Service, Inc (Class B)	487,806

		TOTAL TRUCKING AND WAREHOUSING	531,742

WHOLESALE TRADE-DURABLE GOODS - 3.42%
95		BorgWarner, Inc	5,146
655		CDW Corp	43,459
386		Hughes Supply, Inc	12,487
29,580		Johnson & Johnson	1,875,964
1,200	*	Patterson Cos, Inc	52,068

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,989,124

WHOLESALE TRADE-NONDURABLE GOODS - 1.05%
261		AmerisourceBergen Corp	15,315
207		Brown-Forman Corp (Class B)	10,077
4,379		Cardinal Health, Inc	254,639
400	*	Endo Pharmaceuticals Holdings, Inc	8,408
379	*	Henry Schein, Inc	26,394
1,300		McKesson Corp	40,893
6,600		Sysco Corp	251,922

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	607,648

		TOTAL COMMON STOCK
		(Cost $47,643,010)	58,163,901

		TOTAL PORTFOLIO - 100.46%
		(Cost $47,643,967)	58,165,678
		OTHER ASSETS & LIABILITIES, NET - (0.46)%	(265,753)

		NET ASSETS - 100.00%	$57,899,925

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS LARGE-CAP VALUE INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
SHARES			VALUE

PREFERRED STOCKS - 0.01%
HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
170	*	Simon Property Group L.P.	$10,067

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,067

		TOTAL PREFERRED STOCKS
		(Cost $5,932)	10,067

COMMON STOCKS - 100.02%
AMUSEMENT AND RECREATION SERVICES - 0.15%
8,442	*	Caesars Entertainment, Inc	170,022
1,271		Harrah's Entertainment, Inc	85,017
129		International Speedway Corp (Class A)	6,811

		TOTAL AMUSEMENT AND RECREATION SERVICES	261,850

APPAREL AND ACCESSORY STORES - 0.22%
200		American Eagle Outfitters, Inc	9,420
702	*	AnnTaylor Stores Corp	15,114
200		Claire's Stores, Inc	4,250
2,196		Foot Locker, Inc	59,138
10,337		Limited Brands, Inc	237,958
957		Nordstrom, Inc	44,721

		TOTAL APPAREL AND ACCESSORY STORES	370,601

APPAREL AND OTHER TEXTILE PRODUCTS - 0.25%
100	*	Columbia Sportswear Co	5,961
3,434		Jones Apparel Group, Inc	125,581
2,996		Liz Claiborne, Inc	126,461
1,150		Polo Ralph Lauren Corp	48,990
2,129		VF Corp	117,904

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	424,897

AUTO REPAIR, SERVICES AND PARKING - 0.03%
965		Ryder System, Inc	46,098

		TOTAL AUTO REPAIR, SERVICES AND PARKING	46,098

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
4,338	*	Autonation, Inc	83,333

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	83,333

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.17%
4,962		Home Depot, Inc	212,076
2,991		Louisiana-Pacific Corp	79,979

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	292,055

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

BUSINESS SERVICES - 2.53%
10,562	*	3Com Corp	$44,044
1,100	*	Activision, Inc	22,198
934	*	Affiliated Computer Services, Inc (Class A)	56,217
2,326		Automatic Data Processing, Inc	103,158
3,973	*	BMC Software, Inc	73,898
300		Brink's Co	11,856
3,184	*	Cadence Design Systems, Inc	43,971
20,729		Cendant Corp	484,644
1,408	*	Ceridian Corp	25,738
835	*	Checkfree Corp	31,797
300	*	Cogent, Inc	9,900
5,007	*	Computer Sciences Corp	282,245
10,966	*	Compuware Corp	70,950
3,713	*	Convergys Corp	55,658
1,228		Deluxe Corp	45,841
13,789		Electronic Data Systems Corp	318,526
1,000		Equifax, Inc	28,100
300		Fair Isaac Corp	11,004
100	*	Google, Inc (Class A)	19,310
3,574	*	Interpublic Group of Cos, Inc	47,892
475	*	Lamar Advertising Co	20,321
1,237		Manpower, Inc	59,747
700	*	McAfee, Inc	20,251
49,469		Microsoft Corp	1,321,317
1,065		MoneyGram International, Inc	22,514
200	*	NAVTEQ Corp	9,272
580	*	NCR Corp	40,153
766		Omnicom Group, Inc	64,589
10,772	*	Oracle Corp	147,792
690	*	Rent-A-Center, Inc	18,285
2,856	*	Siebel Systems, Inc	29,988
88,056	*	Sun Microsystems, Inc	473,741
787	*	SunGard Data Systems, Inc	22,296
2,712	*	Sybase, Inc	54,104
1,200	*	TIBCO Software, Inc	16,008
8,047	*	Unisys Corp	81,918
1,981	*	VeriSign, Inc	66,403
266		Viad Corp	7,578
2,828	*	WebMD Corp	23,076

		TOTAL BUSINESS SERVICES	4,286,300

CHEMICALS AND ALLIED PRODUCTS - 4.79%
6,126		Air Products & Chemicals, Inc	355,124
386		Alberto-Culver Co	18,748
385	*	Biogen Idec, Inc	25,645
36,976		Bristol-Myers Squibb Co	947,325
1,789		Cabot Corp	69,199
1,320		Clorox Co	77,788
2,530		Colgate-Palmolive Co	129,435
300	*	Dade Behring Holdings, Inc	16,800
23,540		Dow Chemical Co	1,165,465
26,886		Du Pont (E.I.) de Nemours & Co	1,318,758
2,039		Eastman Chemical Co	117,711
200	*	Eyetech Pharmaceuticals, Inc	9,100
2,070		Gillette Co	92,695
4,022	*	Hospira, Inc	134,737
654	*	ICOS Corp	18,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

571		International Flavors & Fragrances, Inc	$24,462
706	*	Invitrogen Corp	47,394
6,404	*	King Pharmaceuticals, Inc	79,410
33,138		Merck & Co, Inc	1,065,055
4,159	*	Millennium Pharmaceuticals, Inc	50,407
900	*	Nalco Holding Co	17,568
4,656		PPG Industries, Inc	317,353
6,306		Praxair, Inc	278,410
6,164		Procter & Gamble Co	339,513
2,069	*	Protein Design Labs, Inc	42,746
4,235		Rohm & Haas Co	187,314
2,951		RPM International, Inc	58,017
630	*	Scotts Co (Class A)	46,318
2,846		Sherwin-Williams Co	127,017
1,498		Sigma-Aldrich Corp	90,569
1,382		Valspar Corp	69,114
1,988	*	Watson Pharmaceuticals, Inc	65,226
16,769		Wyeth	714,192

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,117,110

COAL MINING - 0.17%
1,071		Arch Coal, Inc	38,063
785		Consol Energy, Inc	32,224
2,032		Massey Energy Co	71,018
1,741		Peabody Energy Corp	140,864

		TOTAL COAL MINING	282,169

COMMUNICATIONS - 7.83%
8,365		Alltel Corp	491,527
5,788	*	American Tower Corp (Class A)	106,499
21,423		AT&T Corp	408,322
49,428		BellSouth Corp	1,373,604
635	*	Cablevision Systems Corp (Class A)	15,812
3,761		CenturyTel, Inc	133,403
643	*	Citadel Broadcasting Corp	10,404
7,618		Clear Channel Communications, Inc	255,127
44,624	*	Comcast Corp (Class A)	1,485,087
13,100	*	Comcast Corp (Special Class A)	430,204
288	*	Cox Radio, Inc (Class A)	4,746
2,231	*	Crown Castle International Corp	37,124
2,018	*	DIRECTV Group, Inc	33,781
425	*	Entercom Communications Corp	15,253
1,717	*	Foundry Networks, Inc	22,596
3,892	*	Fox Entertainment Group, Inc (Class A)	121,664
600		Hearst-Argyle Television, Inc	15,828
4,819	*	IAC/InterActiveCorp	133,101
1,544	*	Liberty Media International, Inc	71,379
115,429	*	Lucent Technologies, Inc	434,013
1,974	*	NTL, Inc	144,023
39,604	*	Qwest Communications International, Inc	175,842
848	*	Radio One, Inc (Class D)	13,670
89,401		SBC Communications, Inc	2,303,864
29,785		Sprint Corp	740,157
828		Telephone & Data Systems, Inc	63,715
189	*	U.S. Cellular Corp	8,460
3,374	*	UnitedGlobalcom, Inc (Class A)	32,593
2,479	*	Univision Communications, Inc (Class A)	72,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

74,638		Verizon Communications, Inc	$3,023,585
30,078		Viacom, Inc (Class B)	1,094,538
300	*	West Corp	9,933

		TOTAL COMMUNICATIONS	13,282,414

DEPOSITORY INSTITUTIONS - 18.39%
9,629		AmSouth Bancorp	249,391
3,318		Associated Banc-Corp	110,191
2,139		Astoria Financial Corp	85,496
109,980		Bank of America Corp	5,167,960
1,322		Bank of Hawaii Corp	67,078
18,146		Bank of New York Co, Inc	606,439
4,724		Banknorth Group, Inc	172,898
14,936		BB&T Corp	628,059
521	*	BOK Financial Corp	25,404
589		Capitol Federal Financial	21,204
139,450		Citigroup, Inc	6,718,701
1,054		City National Corp	74,465
3,408		Colonial Bancgroup, Inc	72,352
4,655		Comerica, Inc	284,048
1,530		Commerce Bancshares, Inc	76,806
3,260		Compass Bancshares, Inc	158,664
1,358		Cullen/Frost Bankers, Inc	65,999
2,135		Fifth Third Bancorp	100,943
3,410		First Horizon National Corp	147,005
2,038		FirstMerit Corp	58,063
3,079		Fulton Financial Corp	71,771
4,608		Golden West Financial Corp	283,023
4,248		Hibernia Corp (Class A)	125,358
963		Hudson United Bancorp	37,923
6,251		Huntington Bancshares, Inc	154,900
1,150		IndyMac Bancorp, Inc	39,618
941		International Bancshares Corp	37,057
96,041		JPMorgan Chase & Co	3,746,559
11,067		KeyCorp	375,171
2,039		M & T Bank Corp	219,886
5,915		Marshall & Ilsley Corp	261,443
7,908		Mellon Financial Corp	246,018
2,082		Mercantile Bankshares Corp	108,680
16,037		National City Corp	602,189
7,194		New York Community Bancorp, Inc	147,981
9,240		North Fork Bancorp, Inc	266,574
3,682		Northern Trust Corp	178,872
1,056		People's Bank	41,068
7,638		PNC Financial Services Group, Inc	438,727
12,477		Regions Financial Corp	444,056
2,424		Sky Financial Group, Inc	69,496
1,662		South Financial Group, Inc	54,065
9,156		Sovereign Bancorp, Inc	206,468
4,773		State Street Corp	234,450
8,889		SunTrust Banks, Inc	656,719
2,581		Synovus Financial Corp	73,765
610		TCF Financial Corp	19,605
46,587		U.S. Bancorp	1,459,105
1,599		UnionBanCal Corp	103,104
2,318		Valley National Bancorp	64,093
692		W Holding Co, Inc	15,874
43,388		Wachovia Corp	2,282,209

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

2,023		Washington Federal, Inc	$53,690
1,448		Webster Financial Corp	73,327
45,512		Wells Fargo & Co	2,828,571
957		Whitney Holding Corp	43,055
1,822		Wilmington Trust Corp	65,865
2,476		Zions Bancorp	168,442

		TOTAL DEPOSITORY INSTITUTIONS	31,189,943

EATING AND DRINKING PLACES - 0.75%
300	*	Brinker International, Inc	10,521
2,155		Darden Restaurants, Inc	59,780
33,749		McDonald's Corp	1,081,993
308		Outback Steakhouse, Inc	14,100
2,511		Wendy's International, Inc	98,582

		TOTAL EATING AND DRINKING PLACES	1,264,976

EDUCATIONAL SERVICES - 0.01%
200	*	Laureate Education, Inc	8,818

		TOTAL EDUCATIONAL SERVICES	8,818

ELECTRIC, GAS, AND SANITARY SERVICES - 6.78%
1,880		AGL Resources, Inc	62,491
2,853	*	Allegheny Energy, Inc	56,233
667		Allete, Inc	24,512
3,025		Alliant Energy Corp	86,515
4,699	*	Allied Waste Industries, Inc	43,607
5,298		Ameren Corp	265,642
10,732		American Electric Power Co, Inc	368,537
2,540		Aqua America, Inc	62,459
7,444		Centerpoint Energy, Inc	84,117
4,774		Cinergy Corp	198,742
8,771		Citizens Communications Co	120,952
6,600		Consolidated Edison, Inc	288,750
4,474		Constellation Energy Group, Inc	195,559
8,854		Dominion Resources, Inc	599,770
3,253		DPL, Inc	81,683
4,824		DTE Energy Co	208,059
24,684		Duke Energy Corp	625,246
7,725	*	Dynegy, Inc (Class A)	35,690
8,682		Edison International	278,084
16,941		El Paso Corp	176,186
4,006		Energy East Corp	106,880
6,199		Entergy Corp	418,990
1,764		Equitable Resources, Inc	107,004
17,758		Exelon Corp	782,595
8,759		FirstEnergy Corp	346,068
5,008		FPL Group, Inc	374,348
1,887		Great Plains Energy, Inc	57,138
1,980		Hawaiian Electric Industries, Inc	57,717
4,425		KeySpan Corp	174,566
2,226		Kinder Morgan, Inc	162,787
2,973		MDU Resources Group, Inc	79,320
1,722		National Fuel Gas Co	48,801
7,175		NiSource, Inc	163,447
3,255		Northeast Utilities	61,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

2,290	*	NRG Energy, Inc	$82,555
1,586		NSTAR	86,088
2,473		OGE Energy Corp	65,559
2,463		Oneok, Inc	69,998
4,913		Pepco Holdings, Inc	104,745
10,602	*	PG&E Corp	352,835
2,546		Pinnacle West Capital Corp	113,068
5,055		PPL Corp	269,330
6,780		Progress Energy, Inc	306,727
6,400		Public Service Enterprise Group, Inc	331,328
2,845		Puget Energy, Inc	70,272
2,137		Questar Corp	108,902
7,803	*	Reliant Resources, Inc	106,511
4,126		Republic Services, Inc	138,386
3,061		SCANA Corp	120,603
5,598		Sempra Energy	205,335
19,934		Southern Co	668,188
5,082		TECO Energy, Inc	77,958
7,993		TXU Corp	516,028
1,388		UGI Corp	56,783
1,875		Vectren Corp	50,250
3,301		Waste Management, Inc	98,832
2,352		Westar Energy, Inc	53,790
1,368		Western Gas Resources, Inc	40,014
14,727		Williams Cos, Inc	239,903
3,162		Wisconsin Energy Corp	106,591
1,103		WPS Resources Corp	55,106
10,814		Xcel Energy, Inc	196,815

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	11,496,352

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.78%
4,471	*	Advanced Micro Devices, Inc	98,451
2,152		American Power Conversion Corp	46,053
854		Ametek, Inc	30,462
6,234	*	Applied Micro Circuits Corp	26,245
1,284		AVX Corp	16,178
14,770	*	CIENA Corp	49,332
2,104	*	Comverse Technology, Inc	51,443
9,238	*	Conexant Systems, Inc	18,384
9,072		Emerson Electric Co	635,947
1,203	*	Energizer Holdings, Inc	59,777
1,828	*	Fairchild Semiconductor International, Inc	29,723
117	*	Freescale Semiconductor, Inc	2,085
1,690	*	Freescale Semiconductor, Inc (Class B)	31,028
4,283	*	Gemstar-TV Guide International, Inc	25,355
251,481		General Electric Co	9,179,057
654		Harris Corp	40,411
1,528		Hubbell, Inc (Class B)	79,914
422	*	International Rectifier Corp	18,809
1,800		Intersil Corp (Class A)	30,132
1,378		L-3 Communications Holdings, Inc	100,925
6,467	*	LSI Logic Corp	35,439
1,209		Maytag Corp	25,510
8,181	*	Micron Technology, Inc	101,035
572		Molex, Inc	17,160
621	*	Novellus Systems, Inc	17,320
1,411	*	Polycom, Inc	32,905
346	*	QLogic Corp	12,709

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

6,755	*	Sanmina-SCI Corp	$57,215
3,910		Scientific-Atlanta, Inc	129,069
33,414	*	Sirius Satellite Radio, Inc	255,617
7,366	*	Tellabs, Inc	63,274
500	*	Utstarcom, Inc	11,075
3,053	*	Vishay Intertechnology, Inc	45,856
1,881		Whirlpool Corp	130,184

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,504,079

ENGINEERING AND MANAGEMENT SERVICES - 0.32%
3,339	*	BearingPoint, Inc	26,812
1,298		Fluor Corp	70,754
328	*	Jacobs Engineering Group, Inc	15,675
7,061		Monsanto Co	392,239
3,293		Servicemaster Co	45,410

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	550,890

FABRICATED METAL PRODUCTS - 0.47%
390	*	Alliant Techsystems, Inc	25,498
1,498		Ball Corp	65,882
1,468		Crane Co	42,337
289		Fortune Brands, Inc	22,305
758		Harsco Corp	42,251
402		Illinois Tool Works, Inc	37,257
11,586		Masco Corp	423,237
1,586		Snap-On, Inc	54,495
1,828		Stanley Works	89,554

		TOTAL FABRICATED METAL PRODUCTS	802,816

FOOD AND KINDRED PRODUCTS - 2.10%
2,150		Anheuser-Busch Cos, Inc	109,070
15,400		Archer Daniels Midland Co	343,574
3,025		Campbell Soup Co	90,417
6,216		Coca-Cola Co	258,772
6,330		Coca-Cola Enterprises, Inc	131,981
14,262		Conagra Foods, Inc	420,016
2,312	*	Constellation Brands, Inc (Class A)	107,531
680		Coors (Adolph) Co (Class B)	51,456
4,009	*	Dean Foods Co	132,097
5,472	*	Del Monte Foods Co	60,301
7,876		General Mills, Inc	391,516
4,594		H.J. Heinz Co	179,120
1,012		Hershey Foods Corp	56,206
1,782		Hormel Foods Corp	55,866
1,526		J.M. Smucker Co	71,829
2,729		Kellogg Co	121,877
7,188		Kraft Foods, Inc (Class A)	255,965
1,103		McCormick & Co, Inc (Non-Vote)	42,576
515		Pepsi Bottling Group, Inc	13,926
1,793		PepsiAmericas Inc	38,083
2,565		PepsiCo, Inc	133,893
650		Pilgrim's Pride Corp	19,942
10,855		Sara Lee Corp	262,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

2,243	*	Smithfield Foods, Inc	$66,370
692		Tootsie Roll Industries, Inc	23,964
5,581		Tyson Foods, Inc (Class A)	102,690
323		Wrigley (Wm.) Jr Co	22,348

		TOTAL FOOD AND KINDRED PRODUCTS	3,563,426

FOOD STORES - 0.48%
9,816		Albertson's, Inc	234,406
19,497	*	Kroger Co	341,977
11,808	*	Safeway, Inc	233,090

		TOTAL FOOD STORES	809,473

FORESTRY - 0.25%
6,390		Weyerhaeuser Co	429,536

		TOTAL FORESTRY	429,536

FURNITURE AND FIXTURES - 0.40%
1,029		Hillenbrand Industries, Inc	57,151
3,883		Johnson Controls, Inc	246,338
1,765		Lear Corp	107,683
3,056		Leggett & Platt, Inc	86,882
6,528		Newell Rubbermaid, Inc	157,912
1,400		Steelcase, Inc (Class A)	19,376

		TOTAL FURNITURE AND FIXTURES	675,342

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
4,457		Circuit City Stores, Inc (Circuit City Group)	69,707
506	*	GameStop Corp (Class B)	11,339
660	*	Mohawk Industries, Inc	60,225
1,088		Pier 1 Imports, Inc	21,434

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	162,705

GENERAL BUILDING CONTRACTORS - 0.46%
1,595		Centex Corp	95,030
2,639		D.R. Horton, Inc	106,378
382	*	Hovnanian Enterprises, Inc (Class A)	18,917
944		KB Home	98,554
1,855		Lennar Corp (Class A)	105,141
260		Lennar Corp (Class B)	13,575
453		MDC Holdings, Inc	39,157
1,729		Pulte Homes, Inc	110,310
1,132		Ryland Group, Inc	65,135
1,035		Standard-Pacific Corp	66,385
788	*	Toll Brothers, Inc	54,065

		TOTAL GENERAL BUILDING CONTRACTORS	772,647

GENERAL MERCHANDISE STORES - 1.17%
2,177	*	Big Lots, Inc	26,407
1,895	*	BJ's Wholesale Club, Inc	55,201
11,374		Costco Wholesale Corp	550,615

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

1,670		Dillard's, Inc (Class A)	$44,873
4,624		Federated Department Stores, Inc	267,221
6,361		J.C. Penney Co, Inc	263,345
1,284	*	Kmart Holding Corp	127,052
7,764		May Department Stores Co	228,262
1,267		Neiman Marcus Group, Inc (Class A)	90,641
3,349		Saks, Inc	48,594
5,657		Sears Roebuck & Co	288,677

		TOTAL GENERAL MERCHANDISE STORES	1,990,888

HEALTH SERVICES - 0.47%
5,162	*	Caremark Rx, Inc	203,538
988	*	Community Health Systems, Inc	27,545
7,404		HCA, Inc	295,864
600		Health Management Associates, Inc (Class A)	13,632
217	*	Laboratory Corp of America Holdings	10,811
596		Manor Care, Inc	21,116
12,310	*	Tenet Healthcare Corp	135,164
1,373	*	Triad Hospitals, Inc	51,089
774		Universal Health Services, Inc (Class B)	34,443

		TOTAL HEALTH SERVICES	793,202

HOLDING AND OTHER INVESTMENT OFFICES - 4.02%
3,304		Allied Capital Corp	85,375
2,202		AMB Property Corp	88,939
3,348		Annaly Mortgage Management, Inc	65,688
2,545		Apartment Investment & Management Co (Class A)	98,084
5,287		Archstone-Smith Trust	202,492
1,655		Arden Realty, Inc	62,427
1,845		AvalonBay Communities, Inc	138,929
2,290		Boston Properties, Inc	148,094
1,360		BRE Properties, Inc (Class A)	54,822
1,127		Camden Property Trust	57,477
491		CBL & Associates Properties, Inc	37,488
1,272		Centerpoint Properties Trust	60,916
2,155		Crescent Real Estate Equities Co	39,350
10		Cross Timbers Royalty Trust	399
2,604		Developers Diversified Realty Corp	115,539
3,670		Duke Realty Corp	125,294
10,913		Equity Office Properties Trust	317,787
7,468		Equity Residential	270,192
1,513		Federal Realty Investment Trust	78,146
400		Fremont General Corp	10,072
1,753		Friedman Billings Ramsey Group, Inc	33,991
5,325		General Growth Properties, Inc	192,552
3,368		Health Care Property Investors, Inc	93,260
1,366		Health Care REIT, Inc	52,113
1,889		Hospitality Properties Trust	86,894
9,365		Host Marriott Corp	162,015
4,977		HRPT Properties Trust	63,855
2,108		Independence Community Bank Corp	89,759
9,001		iShares Russell 1000 Value Index Fund	597,396
2,945		iStar Financial, Inc	133,291
2,513		Kimco Realty Corp	145,729
2,158		Liberty Property Trust	93,226
1,476		Macerich Co	92,693
1,772		Mack-Cali Realty Corp	81,565

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

842		Mills Corp	$53,686
2,542		New Plan Excel Realty Trust	68,837
1,245		Pan Pacific Retail Properties, Inc	78,062
4,702		Plum Creek Timber Co, Inc	180,745
7,136		Popular, Inc	205,731
4,636		Prologis	200,878
2,107		Public Storage, Inc	117,465
2,180		Reckson Associates Realty Corp	71,526
586		Regency Centers Corp	32,464
1,182		Shurgard Storage Centers, Inc (Class A)	52,020
4,310		Simon Property Group, Inc	278,728
1,182		SL Green Realty Corp	71,570
2,417		Thornburg Mortgage, Inc	69,996
2,716		Trizec Properties, Inc	51,387
3,289		United Dominion Realty Trust, Inc	81,567
1,082		Ventas, Inc	29,658
2,492		Vornado Realty Trust	189,716
23,580		Washington Mutual, Inc	996,962
376		Weingarten Realty Investors	15,078

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,821,925

HOTELS AND OTHER LODGING PLACES - 0.22%
1,625		Hilton Hotels Corp	36,953
652		Marriott International, Inc (Class A)	41,063
1,371	*	MGM Mirage	99,727
3,429		Starwood Hotels & Resorts Worldwide, Inc	200,254

		TOTAL HOTELS AND OTHER LODGING PLACES	377,997

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.68%
2,425	*	AGCO Corp	53,083
5,308	*	Apple Computer, Inc	341,835
200	*	Avocent Corp	8,104
200		Black & Decker Corp	17,666
236		Briggs & Stratton Corp	9,813
2,142		Caterpillar, Inc	208,866
1,169	*	Cooper Cameron Corp	62,904
1,044		Cummins, Inc	87,477
3,884		Deere & Co	288,970
2,043		Diebold, Inc	113,856
1,058		Dover Corp	44,373
3,968		Eaton Corp	287,124
12,585	*	EMC Corp	187,139
81,968		Hewlett-Packard Co	1,718,869
15,160		International Business Machines Corp	1,494,473
1,460		ITT Industries, Inc	123,297
4,712	*	Maxtor Corp	24,974
841	*	National-Oilwell, Inc	29,679
3,162		Pall Corp	91,540
3,197		Parker Hannifin Corp	242,141
2,628		Pentair, Inc	114,476
2,807		Pitney Bowes, Inc	129,908
600	*	Sandisk Corp	14,982
1,797		SPX Corp	71,988
2,209	*	Storage Technology Corp	69,826

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

851		Timken Co	$22,143
4,236	*	Western Digital Corp	45,918
19,266	*	Xerox Corp	327,715

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,233,139

INSTRUMENTS AND RELATED PRODUCTS - 0.72%
1,210	*	Agilent Technologies, Inc	29,161
5,201		Applera Corp (Applied Biosystems Group)	108,753
553		Bausch & Lomb, Inc	35,646
1,612		Baxter International, Inc	55,678
7,627		Eastman Kodak Co	245,971
438	*	Mettler-Toledo International, Inc	22,474
1,411		PerkinElmer, Inc	31,733
12,234		Raytheon Co	475,046
1,707		Rockwell Automation, Inc	84,582
477		Tektronix, Inc	14,410
1,048		Teleflex, Inc	54,433
1,871	*	Thermo Electron Corp	56,485

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,214,372

INSURANCE AGENTS, BROKERS AND SERVICE - 0.22%
8,265		AON Corp	197,203
4,206	*	Medco Health Solutions, Inc	174,970

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	372,173

INSURANCE CARRIERS - 6.37%
2,831		Aetna, Inc	353,167
1,599		Aflac, Inc	63,704
218	*	Alleghany Corp	62,185
1,392	*	Allmerica Financial Corp	45,699
18,939		Allstate Corp	979,525
2,132		Ambac Financial Group, Inc	175,101
1,056		American Financial Group, Inc	33,063
20,505		American International Group, Inc	1,346,563
202		American National Insurance Co	21,040
2,169		Assurant, Inc	66,263
1,859		Berkley (W.R.) Corp	87,689
5,046		Chubb Corp	388,037
3,507		Cigna Corp	286,066
3,994		Cincinnati Financial Corp	176,774
629	*	CNA Financial Corp	16,801
3,855	*	Conseco, Inc	76,907
648		Erie Indemnity Co (Class A)	34,065
4,367		Fidelity National Financial, Inc	199,441
2,166		First American Corp	76,113
3,347		Genworth Financial, Inc	90,369
7,753		Hartford Financial Services Group, Inc	537,360
1,418		HCC Insurance Holdings, Inc	46,964
3,221	*	Health Net, Inc	92,990
4,404	*	Humana, Inc	130,755
3,742		Jefferson-Pilot Corp	194,434
1,451		Leucadia National Corp	100,815
4,679		Lincoln National Corp	218,416
3,882		Loews Corp	272,905

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

150	*	Markel Corp	$54,600
3,876		MBIA, Inc	245,273
597		Mercury General Corp	35,772
10,895		MetLife, Inc	441,356
2,668		MGIC Investment Corp	183,852
1,644		Nationwide Financial Services, Inc (Class A)	62,850
700		Odyssey Re Holdings Corp	17,647
4,591		Old Republic International Corp	116,152
1,887	*	Pacificare Health Systems, Inc	106,653
2,662		PMI Group, Inc	111,139
8,499		Principal Financial Group	347,949
4,458		Progressive Corp	378,217
1,679		Protective Life Corp	71,677
11,728		Prudential Financial, Inc	644,571
1,734		Radian Group, Inc	92,318
771		Reinsurance Group of America, Inc	37,355
3,417		Safeco Corp	178,504
17,968		St. Paul Travelers Cos, Inc	666,074
744		Stancorp Financial Group, Inc	61,380
3,059		Torchmark Corp	174,791
788		Transatlantic Holdings, Inc	48,722
764		Unitrin, Inc	34,724
7,651		UnumProvident Corp	137,259
459	*	WellChoice, Inc	24,511
2,826	*	WellPoint, Inc	324,990
80		Wesco Financial Corp	31,440

		TOTAL INSURANCE CARRIERS	10,802,987

LUMBER AND WOOD PRODUCTS - 0.19%
6,754		Georgia-Pacific Corp	253,140
1,330		Rayonier, Inc	65,050

		TOTAL LUMBER AND WOOD PRODUCTS	318,190

METAL MINING - 0.25%
3,895		Newmont Mining Corp	172,977
2,448		Phelps Dodge Corp	242,156
200		Southern Peru Copper Corp	9,442

		TOTAL METAL MINING	424,575

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
3,895		Hasbro, Inc	75,485
6,059		Mattel, Inc	118,090

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	193,575

MISCELLANEOUS RETAIL - 0.48%
1,493	*	Barnes & Noble, Inc	48,179
136		Blockbuster, Inc (Class B)	1,198
2,171		Borders Group, Inc	55,143
9,335		CVS Corp	420,728
8,042	*	Office Depot, Inc	139,609

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

591		Omnicare, Inc	$20,460
2,013	*	Rite Aid Corp	7,368
5,667	*	Toys 'R' Us, Inc	116,003

		TOTAL MISCELLANEOUS RETAIL	808,688

MOTION PICTURES - 2.03%
4,112		Blockbuster, Inc (Class A)	39,228
400	*	DreamWorks Animation SKG, Inc (Class A)	15,004
37,902	*	Liberty Media Corp (Class A)	416,164
1,821		Metro-Goldwyn-Mayer, Inc	21,633
700		Regal Entertainment Group (Class A)	14,525
95,578	*	Time Warner, Inc	1,858,036
38,832		Walt Disney Co	1,079,530

		TOTAL MOTION PICTURES	3,444,120

NONDEPOSITORY INSTITUTIONS - 1.63%
1,527		American Capital Strategies Ltd	50,925
4,342	*	AmeriCredit Corp	106,162
1,825		Capital One Financial Corp	153,683
5,582		CIT Group, Inc	255,767
15,066		Countrywide Financial Corp	557,593
17,069		Freddie Mac	1,257,985
8,109		MBNA Corp	228,593
5,465	*	Providian Financial Corp	90,009
176		Student Loan Corp	32,384
385		Westcorp	17,683
200	*	WFS Financial, Inc	10,156

		TOTAL NONDEPOSITORY INSTITUTIONS	2,760,940

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
2,668		Vulcan Materials Co	145,699

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	145,699

OIL AND GAS EXTRACTION - 2.47%
6,738		Anadarko Petroleum Corp	436,690
8,610		Apache Corp	435,408
9,266		Burlington Resources, Inc	403,071
7,079		Chesapeake Energy Corp	116,804
12,682		Devon Energy Corp	493,583
795		Diamond Offshore Drilling, Inc	31,840
2,049		ENSCO International, Inc	65,035
3,052		EOG Resources, Inc	217,791
3,578		Kerr-McGee Corp	206,773
9,362		Marathon Oil Corp	352,105
1,023	*	Newfield Exploration Co	60,408
1,697		Noble Energy, Inc	104,637
10,552		Occidental Petroleum Corp	615,815
300		Patterson-UTI Energy, Inc	5,835
3,238		Pioneer Natural Resources Co	113,654
1,452		Pogo Producing Co	70,407
1,432	*	Pride International, Inc	29,413

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

1,238		Rowan Cos, Inc	$32,064
784		Tidewater, Inc	27,918
6,993		Unocal Corp	302,377
2,111	*	Varco International, Inc	61,536

		TOTAL OIL AND GAS EXTRACTION	4,183,164

PAPER AND ALLIED PRODUCTS - 1.09%
2,746		Bemis Co	79,881
1,359		Bowater, Inc	59,755
13,006		International Paper Co	546,252
7,835		Kimberly-Clark Corp	515,621
5,126		MeadWestvaco Corp	173,720
525		Neenah Paper, Inc	17,115
2,125		OfficeMax, Inc	66,683
1,695		Packaging Corp of America	39,917
1,403	*	Pactiv Corp	35,482
6,863	*	Smurfit-Stone Container Corp	128,201
2,412		Sonoco Products Co	71,516
1,565		Temple-Inland, Inc	107,046

		TOTAL PAPER AND ALLIED PRODUCTS	1,841,189

PERSONAL SERVICES - 0.06%
784		Regis Corp	36,182
9,479	*	Service Corp International	70,619

		TOTAL PERSONAL SERVICES	106,801

PETROLEUM AND COAL PRODUCTS - 8.76%
2,033		Amerada Hess Corp	167,479
1,769		Ashland, Inc	103,274
57,752		ChevronTexaco Corp	3,032,558
18,439		ConocoPhillips	1,601,058
176,391		ExxonMobil Corp	9,041,803
1,657		Lubrizol Corp	61,077
5,258		Lyondell Chemical Co	152,061
2,218		Murphy Oil Corp	178,438
926		Premcor, Inc	39,049
2,025		Sunoco, Inc	165,463
6,950		Valero Energy Corp	315,530

		TOTAL PETROLEUM AND COAL PRODUCTS	14,857,790

PRIMARY METAL INDUSTRIES - 0.45%
8,106		Alcoa, Inc	254,691
2,430	*	Andrew Corp	33,121
3,336		Engelhard Corp	102,315
500	*	International Steel Group, Inc	20,280
2,192		Nucor Corp	114,729
814		Precision Castparts Corp	53,464
3,131		United States Steel Corp	160,464
900		Worthington Industries, Inc	17,622

		TOTAL PRIMARY METAL INDUSTRIES	756,686

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

PRINTING AND PUBLISHING - 0.79%
1,146		Belo (A.H.) Corp Series A	$30,071
400		Dex Media, Inc	9,984
6,795		Gannett Co, Inc	555,152
146		Harte-Hanks, Inc	3,793
1,781		Knight Ridder, Inc	119,220
1,227		Lee Enterprises, Inc	56,540
631		McClatchy Co (Class A)	45,312
400		Media General, Inc (Class A)	25,924
449		New York Times Co (Class A)	18,319
5,566		R.R. Donnelley & Sons Co	196,424
6,536		Tribune Co	275,427

		TOTAL PRINTING AND PUBLISHING	1,336,166

RAILROAD TRANSPORTATION - 0.94%
10,134	*	ADC Telecommunications, Inc	27,159
10,066		Burlington Northern Santa Fe Corp	476,222
5,774		CSX Corp	231,422
10,548		Norfolk Southern Corp	381,732
7,025		Union Pacific Corp	472,431

		TOTAL RAILROAD TRANSPORTATION	1,588,966

REAL ESTATE - 0.03%
943		Forest City Enterprises, Inc (Class A)	54,270

		TOTAL REAL ESTATE	54,270

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
1,369		Reebok International Ltd	60,236
287	*	Sealed Air Corp	15,288

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	75,524

SECURITY AND COMMODITY BROKERS - 3.22%
2,145		A.G. Edwards, Inc	92,685
2,842		Bear Stearns Cos, Inc	290,765
3,494		Charles Schwab Corp	41,788
4,094	*	E*Trade Financial Corp	61,205
200		Federated Investors, Inc (Class B)	6,080
3,747		Franklin Resources, Inc	260,979
8,219		Goldman Sachs Group, Inc	855,105
2,309	*	Instinet Group, Inc	13,923
6,150		Janus Capital Group, Inc	103,382
1,459		Jefferies Group, Inc	58,769
7,432		Lehman Brothers Holdings, Inc	650,151
25,771		Merrill Lynch & Co, Inc	1,540,333
25,866		Morgan Stanley	1,436,080
1,546		Raymond James Financial, Inc	47,895

		TOTAL SECURITY AND COMMODITY BROKERS	5,459,140

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
5,836	*	Corning, Inc	$68,690
530		Florida Rock Industries, Inc	31,551
896		Lafarge North America, Inc	45,983
3,001	*	Owens-Illinois, Inc	67,973

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	214,197

TOBACCO PRODUCTS - 2.33%
55,279		Altria Group, Inc	3,377,547
1,622		Loews Corp (Carolina Group)	46,957
4,076		Reynolds American, Inc	320,374
4,409		UST, Inc	212,117

		TOTAL TOBACCO PRODUCTS	3,956,995

TRANSPORTATION BY AIR - 0.16%
1,898	*	AMR Corp	20,783
1,804		FedEx Corp	177,676
4,800		Southwest Airlines Co	78,144

		TOTAL TRANSPORTATION BY AIR	276,603

TRANSPORTATION EQUIPMENT - 3.64%
1,164		American Axle & Manufacturing Holdings, Inc	35,688
2,610		Autoliv, Inc	126,063
2,776		Boeing Co	143,714
1,065		Brunswick Corp	52,718
4,169		Dana Corp	72,249
12,129		Delphi Corp	109,404
47,163		Ford Motor Co	690,466
4,491		General Dynamics Corp	469,759
12,469		General Motors Corp	499,508
4,433		Genuine Parts Co	195,318
3,286		Goodrich Corp	107,255
23,042		Honeywell International, Inc	815,917
10,027		Lockheed Martin Corp	557,000
722	*	Navistar International Corp	31,754
9,456		Northrop Grumman Corp	514,028
200		Oshkosh Truck Corp	13,676
4,664		Paccar, Inc	375,359
3,235		Textron, Inc	238,743
551	*	TRW Automotive Holdings Corp	11,406
400	*	United Defense Industries, Inc	18,900
10,543		United Technologies Corp	1,089,619

		TOTAL TRANSPORTATION EQUIPMENT	6,168,544

TRANSPORTATION SERVICES - 0.05%
3,771		Sabre Holdings Corp	83,565

		TOTAL TRANSPORTATION SERVICES	83,565

TRUCKING AND WAREHOUSING - 0.08%
1,115		CNF, Inc	55,862
1,296	*	Yellow Roadway Corp	72,200

		TOTAL TRUCKING AND WAREHOUSING	128,062

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.41%
2,802		Adesa, Inc	$59,458
2,877	*	Arrow Electronics, Inc	69,911
3,222	*	Avnet, Inc	58,769
1,194		BorgWarner, Inc	64,679
971		Carlisle Cos, Inc	63,037
1,094		Hughes Supply, Inc	35,391
3,519		IKON Office Solutions, Inc	40,680
2,683	*	Ingram Micro, Inc (Class A)	55,806
1,110		Martin Marietta Materials, Inc	59,563
1,497	*	Tech Data Corp	67,964
1,814		W.W. Grainger, Inc	120,849

		TOTAL WHOLESALE TRADE-DURABLE GOODS	696,107

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
2,262		AmerisourceBergen Corp	132,734
750		Brown-Forman Corp (Class B)	36,510
208	*	Henry Schein, Inc	14,485
4,346		McKesson Corp	136,725
3,685		Supervalu, Inc	127,205

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	447,659

		TOTAL COMMON STOCKS
		(Cost $132,097,688)	169,611,728

PRINCIPAL

SHORT TERM INVESTMENTS - 0.33%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.33%
$570,000		Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	569,898

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	569,898

		TOTAL SHORT TERM INVESTMENTS
		(Cost $569,941)	569,898

		TOTAL PORTFOLIO - 100.36%
		(Cost $132,673,561)	170,191,693
		OTHER ASSETS & LIABILITIES, NET - (0.36)%	(618,130)

		NET ASSETS - 100.00%	$169,573,563

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS EQUITY INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.00%
HEALTH SERVICES - 0.00%
1,479	*	Bio-Reference Labs, Inc	$25,735

		TOTAL HEALTH SERVICES	25,735

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
712	*	Simon Property Group L.P.	42,165

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	42,165

		TOTAL PREFERRED STOCKS
		(Cost $41,893)	67,900

COMMON STOCKS - 100.06%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
156	*	Alico, Inc	9,129
2,546		Delta & Pine Land Co	69,455
271	*	John B. Sanfilippo & Son	6,986

		TOTAL AGRICULTURAL PRODUCTION-CROPS	85,570

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
39		Seaboard Corp	38,922

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	38,922

AMUSEMENT AND RECREATION SERVICES - 0.22%
4,402	*	Alliance Gaming Corp	60,792
1,922	*	Argosy Gaming Co	89,757
2,549	*	Aztar Corp	89,011
19,712	*	Caesars Entertainment, Inc	397,000
476		Churchill Downs, Inc	21,277
1,637		Dover Downs Gaming & Entertainment, Inc	21,445
736		Dover Motorsport, Inc	4,217
2,297	*	Gaylord Entertainment Co	95,394
7,184		Harrah's Entertainment, Inc	480,538
2,262		International Speedway Corp (Class A)	119,434
1,378	*	Isle of Capri Casinos, Inc	35,346
954	*	Lakes Entertainment, Inc	15,541
800	*	Life Time Fitness, Inc	20,704
2,098	*	Magna Entertainment (Class A)	12,630
1,155	*	MTR Gaming Group, Inc	12,197
1,472	*	Multimedia Games, Inc	23,199
464	*	Nevada Gold & Casinos, Inc	5,661
2,261	*	Penn National Gaming, Inc	136,904
5,789	*	Six Flags, Inc	31,087
797		Speedway Motorsports, Inc	31,226
2,879		Station Casinos, Inc	157,424

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

547	*	Sunterra Corp	$7,680
1,388	*	WMS Industries, Inc	46,554
614		World Wrestling Federation Entertainment, Inc	7,448

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,922,466

APPAREL AND ACCESSORY STORES - 0.60%
5,724		Abercrombie & Fitch Co (Class A)	268,742
4,148	*	Aeropostale, Inc	122,076
3,260		American Eagle Outfitters, Inc	153,546
4,364	*	AnnTaylor Stores Corp	93,957
1,312		Bebe Stores, Inc	35,398
350		Buckle, Inc	10,325
1,643		Burlington Coat Factory Warehouse Corp	37,296
594	*	Cache, Inc	10,704
409	*	Carter's, Inc	13,902
1,531	*	Casual Male Retail Group, Inc	8,344
1,213		Cato Corp (Class A)	34,959
1,166	*	Charlotte Russe Holding, Inc	11,777
9,664	*	Charming Shoppes, Inc	90,552
5,965	*	Chico's FAS, Inc	271,586
1,554	*	Children's Place Retail Stores, Inc	57,545
2,609		Christopher & Banks Corp	48,136
5,558		Claire's Stores, Inc	118,108
195		Deb Shops, Inc	4,883
2,072	*	Dress Barn, Inc	36,467
3,358		Finish Line, Inc (Class A)	61,451
9,921		Foot Locker, Inc	267,173
40,154		Gap, Inc	848,052
1,356	*	Genesco, Inc	42,226
1,941		Goody's Family Clothing, Inc	17,741
2,706	*	Gymboree Corp	34,691
3,690	*	Hot Topic, Inc	63,431
1,606	*	Jo-Ann Stores, Inc	44,229
1,021	*	JOS A. Bank Clothiers, Inc	28,894
24,631		Limited Brands, Inc	567,006
1,200	*	New York & Co, Inc	19,824
6,947		Nordstrom, Inc	324,633
542		Oshkosh B'gosh, Inc (Class A)	11,599
5,670	*	Pacific Sunwear of California, Inc	126,214
5,455	*	Payless Shoesource, Inc	67,097
9,614		Ross Stores, Inc	277,556
340	*	Shoe Carnival, Inc	4,420
1,166	*	Stage Stores, Inc	48,412
1,409		Talbots, Inc	38,367
32,100		TJX Cos, Inc	806,673
2,544	*	Too, Inc	62,250
3,168	*	Urban Outfitters, Inc	140,659

		TOTAL APPAREL AND ACCESSORY STORES	5,330,901

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
2,384	*	Collins & Aikman Corp	10,394
1,262	*	Columbia Sportswear Co	75,228
1,751	*	DHB Industries, Inc	33,339
927	*	Guess?, Inc	11,634
3,023	*	Hartmarx Corp	23,489
8,049		Jones Apparel Group, Inc	294,352
2,084		Kellwood Co	71,898
7,040		Liz Claiborne, Inc	297,158

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

868		Oxford Industries, Inc	$35,848
1,915		Phillips-Van Heusen Corp	51,705
2,608		Polo Ralph Lauren Corp	111,101
3,613	*	Quiksilver, Inc	107,631
5,459		VF Corp	302,319
3,556	*	Warnaco Group, Inc	76,810

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,502,906

AUTO REPAIR, SERVICES AND PARKING - 0.04%
979	*	Amerco, Inc	45,014
1,890		Central Parking Corp	28,634
2,170	*	Dollar Thrifty Automotive Group, Inc	65,534
1,455	*	Exide Technologies	20,050
1,011	*	Midas, Inc	20,220
529	*	Monro Muffler Brake, Inc	13,384
4,174		Ryder System, Inc	199,392

		TOTAL AUTO REPAIR, SERVICES AND PARKING	392,228

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
4,944	*	Advance Auto Parts	215,954
206	*	America's Car Mart, Inc	7,828
831	*	Asbury Automotive Group, Inc	11,451
10,825	*	Autonation, Inc	207,948
3,934	*	Autozone, Inc	359,214
6,461	*	Carmax, Inc	200,614
4,418	*	Copart, Inc	116,282
2,894	*	CSK Auto Corp	48,446
1,711	*	Group 1 Automotive, Inc	53,897
1,184		Lithia Motors, Inc (Class A)	31,755
803	*	MarineMax, Inc	23,897
3,362	*	O'Reilly Automotive, Inc	151,458
2,040		Sonic Automotive, Inc	50,592
1,568		United Auto Group, Inc	46,397
904	*	West Marine, Inc	22,374

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,548,107

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.12%
1,045		Building Materials Holding Corp	40,013
1,019	*	Central Garden & Pet Co	42,533
4,013		Fastenal Co	247,040
148,601		Home Depot, Inc	6,351,207
6,769		Louisiana-Pacific Corp	181,003
52,071		Lowe's Cos	2,998,769

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,860,565

BUSINESS SERVICES - 6.84%
1,635	*	@Road, Inc	11,298
1,352	*	24/7 Real Media, Inc	5,854
23,778	*	3Com Corp	99,154
2,326		Aaron Rents, Inc	58,150
2,069		ABM Industries, Inc	40,801
1,945	*	ActivCard Corp	17,311
8,141	*	Activision, Inc	164,285

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,218	*	Actuate Corp	$8,206
4,387		Acxiom Corp	115,378
2,446	*	Administaff, Inc	30,844
15,843		Adobe Systems, Inc	993,990
1,901	*	Advent Software, Inc	38,932
1,847		Advo, Inc	65,846
8,098	*	Affiliated Computer Services, Inc (Class A)	487,419
3,549	*	Agile Software Corp	28,995
6,505	*	Akamai Technologies, Inc	84,760
2,595	*	Alliance Data Systems Corp	123,211
1,293	*	Altiris, Inc	45,811
937	*	AMN Healthcare Services, Inc	14,908
329	*	Ansoft Corp	6,646
1,722	*	Ansys, Inc	55,207
1,677	*	Anteon International Corp	70,199
2,953	*	Aquantive, Inc	26,400
2,522	*	Arbitron, Inc	98,812
3,707	*	Ariba, Inc	61,536
1,776	*	Armor Holdings, Inc	83,508
3,622	*	Ascential Software Corp	59,075
2,196	*	Asiainfo Holdings, Inc	13,088
3,674	*	Ask Jeeves, Inc	98,280
2,674	*	Aspect Communications Corp	29,788
2,530	*	Aspen Technology, Inc	15,711
489	*	Asset Acceptance Capital Corp	10,416
340	*	Atari, Inc	996
2,583	*	Autobytel, Inc	15,601
15,192		Autodesk, Inc	576,536
39,311		Automatic Data Processing, Inc	1,743,443
22,846	*	BEA Systems, Inc	202,416
7,585	*	Bisys Group, Inc	124,773
1,000	*	Blackbaud, Inc	14,640
1,400	*	Blackboard, Inc	20,734
558	*	Blue Coat Systems, Inc	10,384
14,442	*	BMC Software, Inc	268,621
5,024	*	Borland Software Corp	58,680
1,041		Brady Corp (Class A)	65,135
3,444		Brink's Co	136,107
17,669	*	Brocade Communications Systems, Inc	134,991
1,812	*	CACI International, Inc (Class A)	123,452
17,767	*	Cadence Design Systems, Inc	245,362
1,999	*	Captaris, Inc	10,315
1,258	*	Carreker Corp	10,819
3,244		Catalina Marketing Corp	96,120
415	*	CCC Information Services Group, Inc	9,217
766		CDI Corp	16,377
67,180		Cendant Corp	1,570,668
9,698	*	Ceridian Corp	177,279
1,889	*	Cerner Corp	100,438
4,459		Certegy, Inc	158,428
5,705	*	Checkfree Corp	217,246
6,233	*	ChoicePoint, Inc	286,656
4,459	*	Chordiant Software, Inc	10,167
4,098	*	Ciber, Inc	39,505
10,986	*	Citrix Systems, Inc	269,487
23,914	*	CMGI, Inc	60,981
7,932	*	CNET Networks, Inc	89,087
1,200	*	Cogent, Inc	39,600
8,642	*	Cognizant Technology Solutions Corp	365,816

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

30,973		Computer Associates International, Inc	$962,021
156		Computer Programs & Systems, Inc	3,611
12,598	*	Computer Sciences Corp	710,149
26,583	*	Compuware Corp	171,992
743	*	Concord Communications, Inc	8,232
1,628	*	Concur Technologies, Inc	14,505
9,194	*	Convergys Corp	137,818
2,018	*	Corillian Corp	9,929
973	*	CoStar Group, Inc	44,933
1,248	*	Covansys Corp	19,094
3,355	*	CSG Systems International, Inc	62,739
3,817	*	Cyberguard Corp	24,047
1,699	*	Cybersource Corp	12,148
3,264		Deluxe Corp	121,845
2,246	*	Dendrite International, Inc	43,572
472	*	Digimarc Corp	4,399
2,182	*	Digital Insight Corp	40,149
2,483	*	Digital River, Inc	103,318
7,522	*	DoubleClick, Inc	58,521
4,898	*	DST Systems, Inc	255,284
4,651	*	Dun & Bradstreet Corp	277,432
4,726	*	E.piphany, Inc	22,827
9,916	*	Earthlink, Inc	114,244
1,544	*	Echelon Corp	13,031
2,270	*	Eclipsys Corp	46,376
989	*	eCollege.com, Inc	11,235
778	*	Education Lending Group, Inc	12,067
2,702	*	eFunds Corp	64,899
1,121		Electro Rent Corp	15,952
19,747	*	Electronic Arts, Inc	1,217,995
33,819		Electronic Data Systems Corp	781,219
2,920	*	Embarcadero Technologies, Inc	27,477
13,071	*	Enterasys Networks, Inc	23,528
3,955	*	Entrust, Inc	14,989
2,370	*	Epicor Software Corp	33,393
646	*	EPIQ Systems, Inc	9,457
8,731		Equifax, Inc	245,341
1,004	*	Equinix, Inc	42,911
1,498	*	eSpeed, Inc (Class A)	18,530
6,717	*	Extreme Networks, Inc	43,996
2,127	*	F5 Networks, Inc	103,627
1,267		Factset Research Systems, Inc	74,043
4,574		Fair Isaac Corp	167,774
3,055	*	Filenet Corp	78,697
1,963	*	FindWhat.com	34,804
57,955		First Data Corp	2,465,406
13,233	*	Fiserv, Inc	531,834
2,847	*	Getty Images, Inc	196,016
1,474		Gevity HR, Inc	30,305
1,300	*	Google, Inc (Class A)	251,030
314	*	Greg Manning Auctions, Inc	3,887
150		Grey Global Group, Inc	164,999
1,204	*	GSI Commerce, Inc	21,407
7,672		GTECH Holdings Corp	199,088
3,047	*	Harris Interactive, Inc	24,071
615		Healthcare Services Group	12,817
1,042	*	Heidrick & Struggles International, Inc	35,709
5,264		Henry (Jack) & Associates, Inc	104,806
6,353	*	Homestore, Inc	19,250
619	*	Hudson Highland Group, Inc	17,827

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,512	*	Hyperion Solutions Corp	$117,109
24	*	IAC/InterActiveCorp Wts 02/04/09	718
78	*	ICT Group, Inc	757
1,290	*	IDX Systems Corp	44,453
416	*	iGate Corp	1,685
2,190		Imation Corp	69,708
15,533		IMS Health, Inc	360,521
976	*	Infocrossing, Inc	16,524
5,324	*	Informatica Corp	43,231
1,985	*	Infospace, Inc	94,387
2,760	*	infoUSA, Inc	30,884
1,034	*	Innovative Solutions & Support, Inc	34,494
2,587	*	Interactive Data Corp	56,241
1,200	*	Interchange Corp	21,768
2,190	*	Intergraph Corp	58,977
2,368	*	Internet Capital Group, Inc	21,312
2,530	*	Internet Security Systems, Inc	58,823
27,787	*	Interpublic Group of Cos, Inc	372,346
440	*	Intersections, Inc	7,590
533	*	Intervideo, Inc	7,052
2,606	*	Interwoven, Inc	28,353
973	*	Intrado, Inc	11,773
11,964	*	Intuit, Inc	526,536
5,549	*	Ipass, Inc	41,063
653	*	iPayment, Inc	32,337
7,074	*	Iron Mountain, Inc	215,686
5,055	*	iVillage, Inc	31,240
1,000	*	Jamdat Mobile, Inc	20,650
1,622	*	JDA Software Group, Inc	22,092
35,106	*	Juniper Networks, Inc	954,532
1,673	*	Jupitermedia Corp	39,784
1,000	*	Kanbay International, Inc	31,300
2,803	*	Keane, Inc	41,204
990		Kelly Services, Inc (Class A)	29,878
934	*	Keynote Systems, Inc	13,001
2,788	*	Kforce, Inc	30,947
4,012	*	KFX ,Inc	58,254
1,683	*	Kinetic Concepts, Inc	128,413
2,200	*	Kintera, Inc	19,822
1,945	*	Korn/Ferry International	40,359
1,884	*	Kronos, Inc	96,329
2,632	*	Labor Ready, Inc	44,533
5,391	*	Lamar Advertising Co	230,627
3,458	*	Lawson Software, Inc	23,756
2,898	*	Lionbridge Technologies	19,475
5,939	*	Looksmart Ltd	13,006
4,620	*	Macromedia, Inc	143,774
3,068	*	Macrovision Corp	78,909
2,559	*	Magma Design Automation, Inc	32,141
1,878	*	Manhattan Associates, Inc	44,847
5,736		Manpower, Inc	277,049
857	*	Mantech International Corp (Class A)	20,345
3,754	*	Manugistics Group, Inc	10,774
2,480	*	MAPICS, Inc	26,164
2,957	*	Mapinfo Corp	35,425
303	*	MarketWatch, Inc	5,454
1,100	*	Marlin Business Services, Inc	20,900
2,678	*	Matrixone, Inc	17,541
10,166	*	McAfee, Inc	294,102

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

545		McGrath RentCorp	$23,767
3,749	*	Medical Staffing Network Holdings, Inc	30,704
5,220	*	Mentor Graphics Corp	79,814
5,982	*	Mercury Interactive Corp	272,480
4,870	*	Micromuse, Inc	27,029
608,597		Microsoft Corp	16,255,626
981	*	MicroStrategy, Inc	59,105
4,312	*	Midway Games, Inc	45,276
6,666	*	Mindspeed Technologies, Inc	18,531
5,512		MoneyGram International, Inc	116,524
6,874	*	Monster Worldwide, Inc	231,241
900	*	Motive, Inc	10,242
7,739	*	MPS Group, Inc	94,880
1,196	*	MRO Software, Inc	15,572
1,703	*	MSC.Software Corp	17,830
3,443		National Instruments Corp	93,822
2,500	*	NAVTEQ Corp	115,900
1,682	*	NCO Group, Inc	43,480
6,329	*	NCR Corp	438,157
2,235		NDCHealth Corp	41,549
306	*	Neoforma, Inc	2,353
3,807	*	NETIQ Corp	46,483
1,245	*	Netratings, Inc	23,867
976	*	Netscout Systems, Inc	6,812
1,148	*	Network Equipment Technologies, Inc	11,273
1,494	*	NIC, Inc	7,590
24,621	*	Novell, Inc	166,198
12,562		Omnicom Group, Inc	1,059,228
740	*	Open Solutions, Inc	19,210
554	*	Opnet Technologies, Inc	4,665
4,325	*	Opsware, Inc	31,746
250,261	*	Oracle Corp	3,433,581
2,173	*	Packeteer, Inc	31,400
945	*	PalmSource, Inc	12,039
15,250	*	Parametric Technology Corp	89,823
973	*	PC-Tel, Inc	7,716
1,073	*	PDF Solutions, Inc	17,286
555	*	PDI, Inc	12,365
433	*	PEC Solutions, Inc	6,136
1,257	*	Pegasus Solutions, Inc	15,838
703	*	Pegasystems, Inc	5,997
4,608	*	Perot Systems Corp (Class A)	73,866
1,623	*	Pixar	138,945
1,430	*	PLATO Learning, Inc	10,654
1,249	*	Portal Software, Inc	3,310
834	*	Portfolio Recovery Associates, Inc	34,377
900	*	PRA International	22,302
1,957	*	Progress Software Corp	45,696
373	*	Proxymed, Inc	3,663
2,067		QAD, Inc	18,438
167	*	Quality Systems, Inc	9,987
3,093	*	Quest Software, Inc	49,333
1,801	*	R.H. Donnelley Corp	106,349
899	*	Radisys Corp	17,575
6,998	*	RealNetworks, Inc	46,327
11,302	*	Red Hat, Inc	150,882
2,705	*	Redback Networks, Inc	14,499
472		Renaissance Learning, Inc	8,760
4,395	*	Rent-A-Center, Inc	116,468
1,245	*	Rent-Way, Inc	9,972

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,382	*	Retek, Inc	$20,799
1,454	*	Rewards Network, Inc	10,178
4,106		Reynolds & Reynolds Co (Class A)	108,850
800	*	RightNow Technologies, Inc	12,920
9,108		Robert Half International, Inc	268,048
1,093		Rollins, Inc	28,768
4,843	*	RSA Security, Inc	97,151
5,136	*	S1 Corp	46,532
1,478	*	SafeNet, Inc	54,302
800	*	Salesforce.com, Inc	13,552
4,900	*	Sapient Corp	38,759
6,326	*	Scansoft, Inc	26,506
3,714	*	Secure Computing Corp	37,066
3,086	*	Seebeyond Technology Corp	11,048
1,373	*	Serena Software, Inc	29,712
313	*	SI International, Inc	9,628
27,190	*	Siebel Systems, Inc	285,495
3,624	*	Sitel Corp	8,915
87	*	SoftBrands, Inc	192
1,373	*	Sohu.com, Inc	24,316
3,230	*	SonicWALL, Inc	20,414
2,614	*	Sotheby's Holdings, Inc (Class A)	47,470
1,223	*	Source Interlink Cos, Inc	16,241
5,639	*	Spherion Corp	47,368
881	*	SPSS, Inc	13,779
810	*	SRA International, Inc (Class A)	52,002
845		SS&C Technologies, Inc	17,449
545		Startek, Inc	15,505
890	*	Stellent, Inc	7,850
571	*	Stratasys, Inc	19,163
219,839	*	Sun Microsystems, Inc	1,182,734
19,545	*	SunGard Data Systems, Inc	553,710
2,755	*	SupportSoft, Inc	18,348
6,029	*	Sybase, Inc	120,279
1,090	*	Sykes Enterprises, Inc	7,576
41,306	*	Symantec Corp	1,064,043
408	*	SYNNEX Corp	9,816
10,173	*	Synopsys, Inc	199,594
195		Syntel, Inc	3,420
2,775	*	Take-Two Interactive Software, Inc	96,542
688		Talx Corp	17,744
2,341	*	TeleTech Holdings, Inc	22,684
2,405	*	THQ, Inc	55,171
13,645	*	TIBCO Software, Inc	182,024
643	*	Tier Technologies, Inc (Class B)	5,948
204	*	TippingPoint Technologies, Inc	9,527
5,212	*	Titan Corp	84,434
276	*	TNS, Inc	6,031
2,960		Total System Services, Inc	71,928
880	*	TradeStation Group, Inc	6,178
2,485	*	Transaction Systems Architects, Inc (Class A)	49,327
200	*	Travelzoo, Inc	19,086
1,950	*	Trizetto Group, Inc	18,525
2,967	*	Tumbleweed Communications Corp	9,910
2,708	*	Tyler Technologies, Inc	22,639
951	*	Ultimate Software Group, Inc	12,059
21,541	*	Unisys Corp	219,287
3,312	*	United Online, Inc	38,187
3,346	*	United Rentals, Inc	63,239

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

973	*	Universal Compression Holdings, Inc	$33,967
5,130	*	Valueclick, Inc	68,383
727	*	Verint Systems, Inc	26,412
16,796	*	VeriSign, Inc	563,002
28,501	*	Veritas Software Corp	813,732
1,852	*	Verity, Inc	24,298
406	*	Vertrue, Inc	15,335
1,378		Viad Corp	39,259
17,961	*	Vignette Corp	24,966
350	*	Volt Information Sciences, Inc	10,287
1,596	*	WatchGuard Technologies, Inc	7,070
1,975	*	WebEx Communications, Inc	46,966
21,303	*	WebMD Corp	173,832
2,441	*	webMethods, Inc	17,600
1,714	*	Websense, Inc	86,934
5,029	*	Westwood One, Inc	135,431
4,161	*	Wind River Systems, Inc	56,382
2,177	*	Witness Systems, Inc	38,010
75,886	*	Yahoo!, Inc	2,859,384
1,297	*	Zix Corp	6,680

		TOTAL BUSINESS SERVICES	60,419,889

CHEMICALS AND ALLIED PRODUCTS - 9.93%
103,619		Abbott Laboratories	4,833,826
5,458	*	Abgenix, Inc	56,436
1,312	*	Able Laboratories, Inc	29,848
993		Aceto Corp	18,907
2,603	*	Adolor Corp	25,822
587	*	Advancis Pharmaceutical Corp	2,242
15,192		Air Products & Chemicals, Inc	880,680
1,362	*	Albany Molecular Research, Inc	15,173
2,007		Albemarle Corp	77,691
4,876		Alberto-Culver Co	236,827
1,366	*	Alexion Pharmaceuticals, Inc	34,423
5,577	*	Alkermes, Inc	78,580
8,756		Allergan, Inc	709,849
2,462		Alpharma, Inc (Class A)	41,731
1,229	*	American Pharmaceutical Partners, Inc	45,977
311		American Vanguard Corp	11,439
85,920	*	Amgen, Inc	5,511,768
5,804	*	Amylin Pharmaceuticals, Inc	135,581
4,733	*	Andrx Corp	103,321
1,448		Arch Chemicals, Inc	41,673
1,485	*	Array Biopharma, Inc	14,137
2,810	*	Atherogenics, Inc	66,204
3,067	*	Avant Immunotherapeutics, Inc	6,165
7,338		Avery Dennison Corp	440,060
31,225		Avon Products, Inc	1,208,408
6,177	*	Barr Pharmaceuticals, Inc	281,301
407	*	Barrier Therapeutics, Inc	6,756
997	*	Benthley Pharmaceuticals, Inc	10,718
1,017	*	BioCryst Pharmaceuticals, Inc	5,878
1,207	*	Bioenvision, Inc	10,815
22,508	*	Biogen Idec, Inc	1,499,258
4,004	*	BioMarin Pharmaceutical, Inc	25,586
806	*	Biosite, Inc	49,601
973	*	Bone Care International, Inc	27,098
911	*	Bradley Pharmaceuticals, Inc	17,673
129,174		Bristol-Myers Squibb Co	3,309,438

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,243		Cabot Corp	$164,119
1,604		Calgon Carbon Corp	14,564
1,625		Cambrex Corp	44,038
1,028	*	CancerVax Corp	11,154
565	*	Caraco Pharmaceutical Laboratories Ltd	5,396
2,779	*	Cell Genesys, Inc	22,510
5,929	*	Cell Therapeutics, Inc	48,262
3,743	*	Cephalon, Inc	190,444
4,149	*	Charles River Laboratories International, Inc	190,895
1,041	*	Chattem, Inc	34,457
7,540	*	Chiron Corp	251,308
4,085		Church & Dwight Co, Inc	137,338
10,161		Clorox Co	598,788
35,234		Colgate-Palmolive Co	1,802,571
2,018	*	Connetics Corp	49,017
383	*	Corgentech, Inc	3,171
3,465	*	Corixa Corp	12,613
8,577		Crompton Corp	101,209
4,335	*	Cubist Pharmaceuticals, Inc	51,283
2,579	*	Curis, Inc	13,462
1,827	*	Cypress Bioscience, Inc	25,688
2,783		Cytec Industries, Inc	143,102
965	*	Cytogen Corp	11,117
470	*	Cytokinetics, Inc	4,818
2,670	*	Dade Behring Holdings, Inc	149,520
229	*	DEL Laboratories, Inc	7,991
4,694	*	Dendreon Corp	50,601
1,429		Diagnostic Products Corp	78,666
830	*	Digene Corp	21,705
2,731	*	Discovery Laboratories, Inc	21,657
528	*	Dov Pharmaceutical, Inc	9,530
62,018		Dow Chemical Co	3,070,560
66,505		Du Pont (E.I.) de Nemours & Co	3,262,070
1,946	*	Durect Corp	6,383
932	*	Dusa Pharmaceuticals, Inc	13,328
5,153		Eastman Chemical Co	297,483
12,711		Ecolab, Inc	446,537
1,023	*	Elizabeth Arden, Inc	24,286
4,945	*	Encysive Pharmaceuticals, Inc	49,104
3,203	*	Enzon, Inc	43,945
1,548	*	Eon Labs, Inc	41,796
1,214	*	EPIX Pharmaceuticals, Inc	21,743
7,169		Estee Lauder Cos (Class A)	328,125
424	*	Eyetech Pharmaceuticals, Inc	19,292
2,607		Ferro Corp	60,456
1,633	*	First Horizon Pharmaceutical	37,379
2,262	*	FMC Corp	109,255
24,349	*	Forest Laboratories, Inc	1,092,296
3,262	*	Genaera Corp	11,156
5,475	*	Genelabs Technologies	6,570
29,349	*	Genentech, Inc	1,597,760
2,381	*	Genta, Inc	4,191
16,155	*	Genzyme Corp	938,178
1,806		Georgia Gulf Corp	89,939
2,806	*	Geron Corp	22,364
28,312	*	Gilead Sciences, Inc	990,637
66,610		Gillette Co	2,982,796
3,088		Great Lakes Chemical Corp	87,977
2,112	*	Guilford Pharmaceuticals, Inc	10,454

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,027		H.B. Fuller Co	$57,790
856	*	Hollis-Eden Pharmaceuticals	8,064
10,772	*	Hospira, Inc	360,862
7,875	*	Human Genome Sciences, Inc	94,658
3,279	*	ICOS Corp	92,730
2,303	*	Idexx Laboratories, Inc	125,721
4,346	*	ImClone Systems, Inc	200,264
3,307	*	Immucor, Inc	77,748
2,102	*	Immunogen, Inc	18,582
2,588	*	Immunomedics, Inc	7,868
3,025	*	Impax Laboratories, Inc	48,037
2,573	*	Indevus Pharmaceuticals, Inc	15,335
3,029	*	Inkine Pharmaceutical Co	16,447
1,988	*	Inspire Pharmaceuticals, Inc	33,339
315		Inter Parfums, Inc	5,009
1,785	*	InterMune, Inc	23,669
5,736		International Flavors & Fragrances, Inc	245,730
835	*	Inverness Medical Innovations, Inc	20,959
3,454	*	Invitrogen Corp	231,933
2,845	*	Isis Pharmaceuticals, Inc	16,786
3,676	*	Isolagen, Inc	28,930
11,847	*	IVAX Corp	187,420
14,949	*	King Pharmaceuticals, Inc	185,380
1,128	*	Kos Pharmaceuticals, Inc	42,458
198		Kronos Worldwide, Inc	8,069
2,221	*	KV Pharmaceutical Co (Class A)	48,973
298	*	Lannett Co, Inc	2,935
4,596	*	Ligand Pharmaceuticals, Inc (Class B)	53,497
64,686		Lilly (Eli) & Co	3,670,931
1,679		MacDermid, Inc	60,612
883		Mannatech, Inc	16,812
900	*	MannKind Corp	14,175
1,575	*	Martek Biosciences Corp	80,640
5,300	*	Medarex, Inc	57,134
2,967	*	Medicines Co	85,450
3,602		Medicis Pharmaceutical Corp (Class A)	126,466
17,101	*	MedImmune, Inc	463,608
147,351		Merck & Co, Inc	4,735,893
4,442	*	MGI Pharma, Inc	124,420
19,601	*	Millennium Pharmaceuticals, Inc	237,564
1,578		Minerals Technologies, Inc	105,253
7,206	*	Mosaic Co	117,602
17,824		Mylan Laboratories, Inc	315,128
3,668	*	Myogen, Inc	29,601
3,296	*	Nabi Biopharmaceuticals	48,286
3,100	*	Nalco Holding Co	60,512
484		Nature's Sunshine Products, Inc	9,854
3,441	*	NBTY, Inc	82,618
5,197	*	Nektar Therapeutics	105,187
973	*	Neose Technologies, Inc	6,539
2,261	*	Neurocrine Biosciences, Inc	111,467
1,554	*	Neurogen Corp	14,545
740	*	NewMarket Corp	14,726
1,213	*	NitroMed, Inc	32,326
383	*	NL Industries, Inc	8,464
2,183	*	Northfield Laboratories, Inc	49,227
1,292	*	Noven Pharmaceuticals, Inc	22,042
2,316	*	NPS Pharmaceuticals, Inc	42,336
490	*	Nutraceutical International Corp	7,551
2,290	*	Nuvelo, Inc	22,557

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

662		Octel Corp	$13,776
4,322		Olin Corp	95,170
2,009	*	OM Group, Inc	65,132
2,692	*	Omnova Solutions, Inc	15,129
2,076	*	Onyx Pharmaceuticals, Inc	67,242
3,533	*	OraSure Technologies, Inc	23,742
3,465	*	OSI Pharmaceuticals, Inc	259,355
1,604	*	Pain Therapeutics, Inc	11,565
3,277	*	Palatin Technologies, Inc	8,717
2,327	*	Par Pharmaceutical Cos, Inc	96,291
778	*	Penwest Pharmaceuticals Co	9,305
7,822	*	Peregrine Pharmaceuticals, Inc	9,152
582	*	PetMed Express, Inc	4,429
506,144		Pfizer, Inc	13,610,212
1,220	*	Pharmacyclics, Inc	12,773
1,065	*	Pharmion Corp	44,954
1,634		PolyMedica Corp	60,932
6,916	*	PolyOne Corp	62,659
1,146	*	Pozen, Inc	8,331
11,505		PPG Industries, Inc	784,181
3,011	*	Praecis Pharmaceuticals, Inc	5,721
21,620		Praxair, Inc	954,523
170,633		Procter & Gamble Co	9,398,466
732	*	Progenics Pharmaceuticals	12,561
5,811	*	Protein Design Labs, Inc	120,055
350		Quaker Chemical Corp	8,694
1,121	*	Quidel Corp	5,695
9,079	*	Revlon, Inc (Class A)	20,882
11,008		Rohm & Haas Co	486,884
7,910		RPM International, Inc	155,511
2,239	*	Salix Pharmaceuticals Ltd	39,384
432	*	Santarus, Inc	3,914
97,702		Schering-Plough Corp	2,040,018
2,774	*	Sciclone Pharmaceuticals, Inc	10,264
1,512	*	Scotts Co (Class A)	111,162
6,878	*	Sepracor, Inc	408,347
2,453	*	Serologicals Corp	54,260
7,909		Sherwin-Williams Co	352,979
4,733		Sigma-Aldrich Corp	286,157
350		Stepan Co	8,526
2,778	*	SuperGen, Inc	19,585
708	*	SurModics, Inc	23,017
1,395	*	Tanox, Inc	21,204
2,427	*	Terra Industries, Inc	21,552
2,816	*	Third Wave Technologies, Inc	24,218
1,500	*	UAP Holding Corp	25,905
1,176	*	United Therapeutics Corp	53,096
654	*	USANA Health Sciences, Inc	22,367
5,270		USEC, Inc	51,066
6,013		Valeant Pharmaceuticals International	158,443
3,458		Valspar Corp	172,935
4,790	*	VCA Antech, Inc	93,884
4,953	*	Vertex Pharmaceuticals, Inc	52,353
2,874	*	Vicuron Pharmaceuticals, Inc	50,036
3,443	*	Vion Pharmaceuticals, Inc	16,148
7,154	*	Watson Pharmaceuticals, Inc	234,723
1,829		Wellman, Inc	19,552
1,844		West Pharmaceutical Services, Inc	46,155
700		Westlake Chemical Corp	23,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,332	b*	WR Grace & Co	$58,959
88,471		Wyeth	3,767,980
2,820	*	Zila, Inc	12,070
1,207	*	Zymogenetics, Inc	27,761

		TOTAL CHEMICALS AND ALLIED PRODUCTS	87,690,102

COAL MINING - 0.10%
3,898		Arch Coal, Inc	138,570
5,682		Consol Energy, Inc	233,246
4,721		Massey Energy Co	164,999
4,139		Peabody Energy Corp	334,886

		TOTAL COAL MINING	871,701

COMMUNICATIONS - 4.86%
1,335	*	AirGate PCS, Inc	47,526
1,915	*	Airspan Networks, Inc	10,398
5,656	*	Alamosa Holdings, Inc	70,530
20,626		Alltel Corp	1,211,984
14,451	*	American Tower Corp (Class A)	265,898
52,583		AT&T Corp	1,002,232
26,139	*	Avaya, Inc	449,607
195	*	Beasley Broadcast Group, Inc (Class A)	3,418
121,930		BellSouth Corp	3,388,435
811	*	Boston Communications Group	7,494
11,136	*	Cablevision Systems Corp (Class A)	277,286
543	*	Centennial Communications Corp	4,306
9,324		CenturyTel, Inc	330,722
16,756	*	Charter Communications, Inc (Class A)	37,533
13,490	*	Cincinnati Bell, Inc	55,984
2,840	*	Citadel Broadcasting Corp	45,951
32,870		Clear Channel Communications, Inc	1,100,816
114,118	*	Comcast Corp (Class A)	3,797,847
28,067	*	Comcast Corp (Special Class A)	921,720
1,429	*	Commonwealth Telephone Enterprises, Inc	70,964
2,527	*	Cox Radio, Inc (Class A)	41,645
13,088	*	Crown Castle International Corp	217,784
1,284	*	Crown Media Holdings, Inc (Class A)	11,042
890		CT Communications, Inc	10,947
3,064	*	Cumulus Media, Inc (Class A)	46,205
652		D&E Communications, Inc	7,857
42,740	*	DIRECTV Group, Inc	715,468
6,849	*	Dobson Communications Corp (Class A)	11,780
14,496		EchoStar Communications Corp (Class A)	481,847
3,048	*	Emmis Communications Corp (Class A)	58,491
2,548	*	Entercom Communications Corp	91,448
2,999	*	Entravision Communications Corp (Class A)	25,042
405	*	Fisher Communications, Inc	19,796
7,393	*	Foundry Networks, Inc	97,292
12,990	*	Fox Entertainment Group, Inc (Class A)	406,067
2,456	*	General Communication, Inc (Class A)	27,114
1,852		Global Payments, Inc	108,416
1,123		Golden Telecom, Inc	29,670
3,023		Gray Television, Inc	46,857
1,903		Hearst-Argyle Television, Inc	50,201
22,694	*	IAC/InterActiveCorp	626,808
3,278	*	IDT Corp	48,121

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

72	*	IDT Corp (Class B)	$1,115
3,888	*	Infonet Services Corp (Class B)	7,854
2,770	*	Insight Communications Co, Inc	25,678
14,711	*	Internap Network Services Corp	13,681
1,100		Iowa Telecommunications Services, Inc	23,727
780	*	ITC Deltacom, Inc	1,334
1,441	*	j2 Global Communications, Inc	49,715
40,111	*	Level 3 Communications, Inc	135,976
1,169		Liberty Corp	51,389
12,356	*	Liberty Media International, Inc	571,218
2,054	*	Lin TV Corp (Class A)	39,231
506	*	Lodgenet Entertainment Corp	8,951
21,017	*	Lucent Technologies Inc Wts 12/10/07	33,207
277,720	*	Lucent Technologies, Inc	1,044,227
3,100	*	Mastec, Inc	31,341
10,603	f,v*	McLeod (Escrow)	0
4,103	*	Mediacom Communications Corp	25,644
2,219	*	Net2Phone, Inc	7,545
67,976	*	Nextel Communications, Inc (Class A)	2,039,280
7,626	*	Nextel Partners, Inc (Class A)	149,012
3,543	*	NII Holdings, Inc (Class B)	168,115
739		North Pittsburgh Systems, Inc	18,275
2,047	*	Novatel Wireless, Inc	39,671
4,617	*	NTL, Inc	336,856
1,712	*	Paxson Communications Corp	2,363
3,163	*	Price Communications Corp	58,800
4,490	*	Primus Telecommunications Group	14,278
3,190	*	PTEK Holdings, Inc	34,165
93,468	*	Qwest Communications International, Inc	415,002
856	*	Radio One, Inc (Class A)	13,782
4,669	*	Radio One, Inc (Class D)	75,264
2,746	b*	RCN Corp	52
1,768	*	Regent Communications, Inc	9,370
924	*	Saga Communications, Inc (Class A)	15,569
460	*	Salem Communications Corp (Class A)	11,477
220,053		SBC Communications, Inc	5,670,766
252		Shenandoah Telecom Co	7,547
3,227		Sinclair Broadcast Group, Inc (Class A)	29,721
2,218	*	Spanish Broadcasting System, Inc (Class A)	23,422
2,733	*	Spectrasite, Inc	158,241
94,593		Sprint Corp	2,350,636
1,325		SureWest Communications	37,564
1,691	*	Talk America Holdings, Inc	11,194
3,265		Telephone & Data Systems, Inc	251,242
18,675	*	Terremark Worldwide, Inc	11,952
2,790	*	Time Warner Telecom, Inc (Class A)	12,164
2,840	*	Tivo, Inc	16,671
2,374	*	Triton PCS Holdings, Inc (Class A)	8,119
1,240	*	U.S. Cellular Corp	55,502
4,377	*	Ubiquitel, Inc	31,164
22,526	*	UnitedGlobalcom, Inc (Class A)	217,601
15,616	*	Univision Communications, Inc (Class A)	457,080
1,470	*	USA Mobility, Inc	51,906
183,959		Verizon Communications, Inc	7,452,179
99,619		Viacom, Inc (Class B)	3,625,171
1,473	*	West Corp	48,771
5,314	*	Western Wireless Corp (Class A)	155,700
3,500	f,v*	Wiltel Communications (Rts)	0

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,947	*	Wireless Facilities, Inc	$27,820
10,872	*	XM Satellite Radio Holdings, Inc	409,005
778	*	Young Broadcasting, Inc (Class A)	8,216

		TOTAL COMMUNICATIONS	42,883,067

DEPOSITORY INSTITUTIONS - 10.07%
664		1st Source Corp	16,939
495		ABC Bancorp	10,395
561	*	ACE Cash Express, Inc	16,639
660	*	AmericanWest Bancorp	13,365
23,687		AmSouth Bancorp	613,493
1,129		Anchor Bancorp Wisconsin, Inc	32,910
688		Arrow Financial Corp	21,328
8,505		Associated Banc-Corp	282,451
5,262		Astoria Financial Corp	210,322
234		Bancfirst Corp	18,481
5,446		Bancorpsouth, Inc	132,719
557		BancTrust Financial Group, Inc	13,708
4,901		Bank Mutual Corp	59,645
270,494		Bank of America Corp	12,710,513
827		Bank of Granite Corp	17,284
3,469		Bank of Hawaii Corp	176,017
51,735		Bank of New York Co, Inc	1,728,984
492		Bank of The Ozarks, Inc	16,743
2,374		BankAtlantic Bancorp, Inc (Class A)	47,243
11,770		Banknorth Group, Inc	430,782
1,734	*	BankUnited Financial Corp (Class A)	55,401
702		Banner Corp	21,895
36,915		BB&T Corp	1,552,276
287		Berkshire Hills Bancorp, Inc	10,662
430	*	BFC Financial Corp	5,440
1,186	*	BOK Financial Corp	57,829
1,531		Boston Private Financial Holdings, Inc	43,128
422		Bryn Mawr Bank Corp	9,280
353		Camden National Corp	13,912
438		Capital City Bank Group, Inc	18,308
251		Capital Corp of the West	11,797
264	*	Capital Crossing Bank	8,102
1,581		Capitol Federal Financial	56,916
1,517		Cascade Bancorp	30,674
2,506		Cathay General Bancorp	93,975
468		Center Financial Corp	9,369
400	*	Central Coast Bancorp	9,236
2,705		Central Pacific Financial Corp	97,840
203		Century Bancorp, Inc (Class A)	5,989
176		Charter Financial Corp	7,721
1,644		Chemical Financial Corp	70,560
3,341		Chittenden Corp	95,987
343,151		Citigroup, Inc	16,533,015
2,691		Citizens Banking Corp	92,436
602		Citizens First Bancorp, Inc	14,556
556		City Bank	20,099
1,206		City Holding Co	43,705
2,702		City National Corp	190,896
855		Clifton Savings Bancorp, Inc	10,388
691		Coastal Financial Corp	13,240
525		CoBiz, Inc	10,658
8,545		Colonial Bancgroup, Inc	181,410
281		Columbia Bancorp	9,607

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,261		Columbia Banking System, Inc	$31,512
11,618		Comerica, Inc	708,930
4,602		Commerce Bancorp, Inc	296,369
4,514		Commerce Bancshares, Inc	226,603
2,356		Commercial Capital Bancorp, Inc	54,612
2,809		Commercial Federal Corp	83,455
83		Community Bank of North Virginia	1,494
1,946		Community Bank System, Inc	54,975
731		Community Trust Bancorp, Inc	23,655
8,408		Compass Bancshares, Inc	409,217
856		Corus Bankshares, Inc	41,097
3,849		Cullen/Frost Bankers, Inc	187,061
2,682		CVB Financial Corp	71,234
1,924		Dime Community Bancshares	34,459
1,373		Downey Financial Corp	78,261
3,379		East West Bancorp, Inc	141,783
63		ESB Financial Corp	910
1,479	*	Euronet Worldwide, Inc	38,484
298		Farmers Capital Bank Corp	12,278
904		Fidelity Bankshares, Inc	38,655
32,032		Fifth Third Bancorp	1,514,473
467		Financial Institutions, Inc	10,858
525		First Bancorp (North Carolina)	14,264
2,131		First Bancorp (Puerto Rico)	135,340
706		First Busey Corp (Class A)	14,734
1,656		First Charter Corp	43,338
491		First Citizens Bancshares, Inc (Class A)	72,791
4,332		First Commonwealth Financial Corp	66,669
809		First Community Bancorp	34,544
492		First Community Bancshares, Inc	17,751
1,922		First Financial Bancorp	33,635
790		First Financial Bankshares, Inc	35,400
701		First Financial Corp (Indiana)	24,556
680		First Financial Holdings, Inc	22,263
60		First Financial Service Corp	1,553
8,181		First Horizon National Corp	352,683
1,072		First Merchants Corp	30,338
3,262		First Midwest Bancorp, Inc	118,378
3,866		First National Bankshares of Florida, Inc	92,397
271		First Oak Brook Bancshares, Inc	8,783
195		First of Long Island Corp	9,838
760		First Republic Bank	40,280
418		First State Bancorp	15,366
1,234	*	FirstFed Financial Corp	64,008
6,300		FirstMerit Corp	179,487
1,980		Flagstar Bancorp, Inc	44,748
1,052		Flushing Financial Corp	21,103
91		FMS Financial Corp	1,922
2,880		FNB Corp	58,637
320		FNB Corp (Virginia)	9,075
662	*	Franklin Bank Corp	12,082
876		Frontier Financial Corp	33,822
8,939		Fulton Financial Corp	208,368
282		GB&T Bancshares, Inc	6,802
1,524		Glacier Bancorp, Inc	51,877
2,493		Gold Banc Corp, Inc	36,448
16,638		Golden West Financial Corp	1,021,906
616		Great Southern Bancorp, Inc	21,560
1,662		Hancock Holding Co	55,611
853		Hanmi Financial Corp	30,657

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,629		Harbor Florida Bancshares, Inc	$56,380
1,885		Harleysville National Corp	50,141
1,107		Heartland Financial U.S.A., Inc	22,262
10,371		Hibernia Corp (Class A)	306,048
540		Horizon Financial Corp	11,113
4,693		Hudson City Bancorp, Inc	172,796
1,756		Hudson River Bancorp, Inc	34,751
3,106		Hudson United Bancorp	122,314
15,665		Huntington Bancshares, Inc	388,179
372		IberiaBank Corp	24,686
921		Independent Bank Corp (Massachusetts)	31,084
1,149		Independent Bank Corp (Michigan)	34,275
4,050		IndyMac Bancorp, Inc	139,523
772		Integra Bank Corp	17,841
614		Interchange Financial Services Corp	15,915
2,277		International Bancshares Corp	89,668
1,089		Irwin Financial Corp	30,917
302	*	Itla Capital Corp	17,755
236,396		JPMorgan Chase & Co	9,221,808
27,381		KeyCorp	928,216
1,900		KNBT Bancorp, Inc	32,110
543		Lakeland Bancorp, Inc	9,530
193		Lakeland Financial Corp	7,662
5,112		M & T Bank Corp	551,278
445		Macatawa Bank Corp	14,369
2,098		MAF Bancorp, Inc	94,032
701		Main Street Banks, Inc	24,486
479		MainSource Financial Group, Inc	11,439
14,914		Marshall & Ilsley Corp	659,199
1,330		MB Financial, Inc	56,060
817		MBT Financial Corp	19,012
28,363		Mellon Financial Corp	882,373
256		Mercantile Bank Corp	10,112
5,598		Mercantile Bankshares Corp	292,216
1,315		Mid-State Bancshares	37,675
1,048		Midwest Banc Holdings, Inc	22,920
1,660		Nara Bancorp, Inc	35,308
162		NASB Financial, Inc	6,474
39,462		National City Corp	1,481,798
2,031		National Penn Bancshares, Inc	56,259
350		NBC Capital Corp	9,300
2,013		NBT Bancorp, Inc	51,774
3,832		NetBank, Inc	39,891
17,314		New York Community Bancorp, Inc	356,149
6,054		NewAlliance Bancshares, Inc	92,626
28,871		North Fork Bancorp, Inc	832,928
13,247		Northern Trust Corp	643,539
1,172		Northwest Bancorp, Inc	29,405
167		Oak Hill Financial, Inc	6,478
688		OceanFirst Financial Corp	16,959
2,818	*	Ocwen Financial Corp	26,940
4,255		Old National Bancorp	110,034
752		Old Second Bancorp, Inc	23,974
389		Omega Financial Corp	13,335
2,893		Pacific Capital Bancorp	98,333
1,032		Park National Corp	139,836
2,301		Partners Trust Financial Group, Inc	26,807
342		Peapack Gladstone Financial Corp	10,790
622		Pennfed Financial Services, Inc	10,002
460		Pennrock Financial Services Corp	17,899

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

491		Peoples Bancorp, Inc	$13,468
2,834		People's Bank	110,214
408		Peoples Holding Co	13,505
889		PFF Bancorp, Inc	41,187
18,788		PNC Financial Services Group, Inc	1,079,183
2,465		Provident Bancorp, Inc	32,513
2,320		Provident Bankshares Corp	84,378
264		Provident Financial Holdings	7,616
5,251		Provident Financial Services, Inc	101,712
1,793		R & G Financial Corp (Class B)	69,712
30,823		Regions Financial Corp	1,096,991
285		Republic Bancorp, Inc (Class A) (Kentucky)	7,325
4,516		Republic Bancorp, Inc (Michigan)	69,004
843	*	Riggs National Corp	17,922
251		Royal Bancshares of Pennsylvania (Class A)	6,782
1,629		S & T Bancorp, Inc	61,397
623		S.Y. Bancorp, Inc	15,014
393		Santander Bancorp	11,853
331		SCBT Financial Corp	11,112
514		Seacoast Banking Corp of Florida	11,437
195		Security Bank Corp	7,800
347	*	Signature Bank	11,229
2,197	*	Silicon Valley Bancshares	98,470
901		Simmons First National Corp (Class A)	26,084
7,074		Sky Financial Group, Inc	202,812
324		Smithtown Bancorp, Inc	10,287
4,479		South Financial Group, Inc	145,702
1,000		Southern Community Financial Corp	10,350
471		Southside Bancshares, Inc	10,762
4,514		Southwest Bancorp of Texas, Inc	105,131
483		Southwest Bancorp, Inc	11,824
22,964		Sovereign Bancorp, Inc	517,838
334		State Bancorp, Inc	9,185
260		State Financial Services Corp (Class A)	7,826
22,273		State Street Corp	1,094,050
934		Sterling Bancorp	26,386
2,785		Sterling Bancshares, Inc	39,742
1,160		Sterling Financial Corp (Pennsylvania)	33,257
1,410	*	Sterling Financial Corp (Spokane)	55,357
490	*	Sun Bancorp, Inc (New Jersey)	12,240
21,901		SunTrust Banks, Inc	1,618,046
20,576		Synovus Financial Corp	588,062
140		Taylor Capital Group, Inc	4,690
9,808		TCF Financial Corp	315,229
1,327	*	Texas Capital Bancshares, Inc	28,690
2,524		Texas Regional Bancshares, Inc (Class A)	82,484
1,374		TierOne Corp	34,144
697		Trico Bancshares	16,310
5,129		Trustco Bank Corp NY	70,729
3,496		Trustmark Corp	108,621
125,788		U.S. Bancorp	3,939,680
1,195		U.S.B. Holding Co, Inc	29,756
2,870		UCBH Holdings, Inc	131,503
1,029		UMB Financial Corp	58,303
3,382		Umpqua Holdings Corp	85,260
423		Union Bankshares Corp	16,256
3,691		UnionBanCal Corp	237,996
2,407		United Bankshares, Inc	91,827

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,762		United Community Banks, Inc	$47,451
1,705		United Community Financial Corp	19,096
472		Univest Corp of Pennsylvania	21,721
1,193		Unizan Financial Corp	31,436
6,662		Valley National Bancorp	184,204
302	*	Virginia Commerce Bancorp	8,553
342		Virginia Financial Group, Inc	12,538
4,389		W Holding Co, Inc	100,684
106,762		Wachovia Corp	5,615,681
5,256		Washington Federal, Inc	139,494
815		Washington Trust Bancorp, Inc	23,888
3,808		Webster Financial Corp	192,837
112,092		Wells Fargo & Co	6,966,579
1,029		Wesbanco, Inc	32,897
1,681		West Bancorporation	29,602
802		West Coast Bancorp	20,379
2,447		Westamerica Bancorp	142,685
265	*	Western Sierra Bancorp	10,164
3,132		Whitney Holding Corp	140,909
4,528		Wilmington Trust Corp	163,687
876	*	Wilshire Bancorp, Inc	14,489
1,435		Wintrust Financial Corp	81,738
428		WSFS Financial Corp	25,817
399		Yardville National Bancorp	13,670
6,149		Zions Bancorp	418,316

		TOTAL DEPOSITORY INSTITUTIONS	88,871,398

EATING AND DRINKING PLACES - 0.72%
5,466		Applebee's International, Inc	144,576
6,849		Aramark Corp (Class B)	181,567
546	*	BJ's Restaurants, Inc	7,644
2,244		Bob Evans Farms, Inc	58,658
6,082	*	Brinker International, Inc	213,296
354	*	Buffalo Wild Wings, Inc	12,323
1,329	*	California Pizza Kitchen, Inc	30,567
3,221		CBRL Group, Inc	134,799
2,324	*	CEC Entertainment, Inc	92,890
3,713	*	CKE Restaurants, Inc	53,876
1,280	*	Cosi, Inc	7,744
10,442		Darden Restaurants, Inc	289,661
514	*	Dave & Buster's, Inc	10,383
1,600		Domino's Pizza, Inc	28,480
1,256		IHOP Corp	52,614
2,116	*	Jack In The Box, Inc	78,017
5,158	*	Krispy Kreme Doughnuts, Inc	64,991
1,339		Landry's Restaurants, Inc	38,911
985		Lone Star Steakhouse & Saloon, Inc	27,580
83,639		McDonald's Corp	2,681,466
1,245	*	O'Charley's, Inc	24,340
4,444		Outback Steakhouse, Inc	203,446
1,582	*	P.F. Chang's China Bistro, Inc	89,146
662	*	Papa John's International, Inc	22,799
2,114	*	Rare Hospitality International, Inc	67,352
745	*	Red Robin Gourmet Burgers, Inc	39,835
3,822		Ruby Tuesday, Inc	99,678
2,621	*	Ryan's Restaurant Group, Inc	40,416
3,513	*	Sonic Corp	107,147
4,984	*	The Cheesecake Factory, Inc	161,830
1,512	*	The Steak N Shake Co	30,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

740		Triarc Cos (Class A)	$9,620
1,480		Triarc Cos (Class B)	18,145
7,435		Wendy's International, Inc	291,898
19,209		Yum! Brands, Inc	906,281

		TOTAL EATING AND DRINKING PLACES	6,322,337

EDUCATIONAL SERVICES - 0.21%
9,846	*	Apollo Group, Inc (Class A)	794,671
6,428	*	Career Education Corp	257,120
6,320	*	Corinthian Colleges, Inc	119,100
4,364	*	DeVry, Inc	75,759
1,600	*	Educate, Inc	21,184
4,836	*	Education Management Corp	159,636
2,844	*	ITT Educational Services, Inc	135,232
2,668	*	Laureate Education, Inc	117,632
506	*	Learning Tree International, Inc	6,780
1,212	*	Princeton Review, Inc	7,454
937		Strayer Education, Inc	102,873
879	*	Universal Technical Institute, Inc	33,507

		TOTAL EDUCATIONAL SERVICES	1,830,948

ELECTRIC, GAS, AND SANITARY SERVICES - 3.72%
41,678	*	AES Corp	569,752
4,969		AGL Resources, Inc	165,170
8,466	*	Allegheny Energy, Inc	166,865
1,780		Allete, Inc	65,415
7,229		Alliant Energy Corp	206,749
18,972	*	Allied Waste Industries, Inc	176,060
13,050		Ameren Corp	654,327
26,156		American Electric Power Co, Inc	898,197
887		American States Water Co	23,062
6,200		Aqua America, Inc	152,458
12,171	*	Aquila, Inc	44,911
5,772		Atmos Energy Corp	157,864
3,507		Avista Corp	61,969
2,064		Black Hills Corp	63,324
1,214		California Water Service Group	45,707
25,885	*	Calpine Corp	101,987
545		Cascade Natural Gas Corp	11,554
1,222	*	Casella Waste Systems, Inc (Class A)	17,890
16,889		Centerpoint Energy, Inc	190,846
600		Central Vermont Public Service Corp	13,956
880		CH Energy Group, Inc	42,284
12,109		Cinergy Corp	504,098
23,551		Citizens Communications Co	324,768
2,740		Cleco Corp	55,512
12,188	*	CMS Energy Corp	127,365
403		Connecticut Water Service, Inc	10,675
16,100		Consolidated Edison, Inc	704,375
11,095		Constellation Energy Group, Inc	484,962
147		Crosstex Energy, Inc	6,159
21,665		Dominion Resources, Inc	1,467,587
8,475		DPL, Inc	212,807
11,743		DTE Energy Co	506,476
60,570		Duke Energy Corp	1,534,238
5,378		Duquesne Light Holdings, Inc	101,375

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

387	*	Duratek, Inc	$9,640
17,012	*	Dynegy, Inc (Class A)	78,595
21,770		Edison International	697,293
40,928		El Paso Corp	425,651
3,586	*	El Paso Electric Co	67,919
2,008		Empire District Electric Co	45,541
2,357		Energen Corp	138,945
9,674		Energy East Corp	258,102
334		EnergySouth, Inc	9,365
15,302		Entergy Corp	1,034,262
3,930		Equitable Resources, Inc	238,394
43,706		Exelon Corp	1,926,123
21,921		FirstEnergy Corp	866,099
12,309		FPL Group, Inc	920,098
5,511		Great Plains Energy, Inc	166,873
5,236		Hawaiian Electric Industries, Inc	152,629
2,446		Idacorp, Inc	74,774
10,588		KeySpan Corp	417,697
6,386		Kinder Morgan, Inc	467,008
1,466		Laclede Group, Inc	45,666
7,421		MDU Resources Group, Inc	197,992
1,158		MGE Energy, Inc	41,723
493		Middlesex Water Co	9,337
4,577		National Fuel Gas Co	129,712
2,099		New Jersey Resources Corp	90,971
3,045		Nicor, Inc	112,482
17,894		NiSource, Inc	407,646
8,607		Northeast Utilities	162,242
1,984		Northwest Natural Gas Co	66,940
5,243	*	NRG Energy, Inc	189,010
3,830		NSTAR	207,892
6,506		OGE Energy Corp	172,474
6,628		Oneok, Inc	188,368
1,356		Otter Tail Corp	34,619
2,968		Peoples Energy Corp	130,444
12,198		Pepco Holdings, Inc	260,061
26,479	*	PG&E Corp	881,221
5,269		Piedmont Natural Gas Co, Inc	122,452
6,098		Pinnacle West Capital Corp	270,812
3,661		PNM Resources, Inc	92,587
12,555		PPL Corp	668,930
16,563		Progress Energy, Inc	749,310
328	v*	Progress Energy, Inc (Cvo)	3
15,733		Public Service Enterprise Group, Inc	814,497
6,727		Puget Energy, Inc	166,157
5,184		Questar Corp	264,177
18,806	*	Reliant Resources, Inc	256,702
10,224		Republic Services, Inc	342,913
1,450		Resource America, Inc (Class A)	47,125
7,320		SCANA Corp	288,408
13,892		Sempra Energy	509,559
7,339	*	Sierra Pacific Resources	77,060
327		SJW Corp	11,903
962		South Jersey Industries, Inc	50,563
49,139		Southern Co	1,647,139
3,673	*	Southern Union Co	88,079
2,238		Southwest Gas Corp	56,845
924		Southwest Water Co	12,428
3,352	*	Stericycle, Inc	154,024
12,795		TECO Energy, Inc	196,275

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

19,612		TXU Corp	$1,266,151
3,560		UGI Corp	145,640
904		UIL Holdings Corp	46,375
2,152		Unisource Energy Corp	51,885
5,066		Vectren Corp	135,769
3,748	*	Waste Connections, Inc	128,369
38,675		Waste Management, Inc	1,157,930
4,925		Westar Energy, Inc	112,635
3,462		Western Gas Resources, Inc	101,264
3,477		WGL Holdings, Inc	107,231
36,028		Williams Cos, Inc	586,912
8,278		Wisconsin Energy Corp	279,051
2,535		WPS Resources Corp	126,649
26,284		Xcel Energy, Inc	478,369

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,806,730

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.78%
1,602	*	Actel Corp	28,099
4,399		Adtran, Inc	84,197
1,107	*	Advanced Energy Industries, Inc	10,107
23,369	*	Advanced Micro Devices, Inc	514,585
4,016	*	Aeroflex, Inc	48,674
8,169	*	Agere Systems, Inc (Class A)	11,192
98,838	*	Agere Systems, Inc (Class B)	133,431
1,829	*	Alliance Semiconductor Corp	6,767
25,252	*	Altera Corp	522,716
10,966		American Power Conversion Corp	234,672
1,517	*	American Superconductor Corp	22,588
4,370		Ametek, Inc	155,878
2,841	*	AMIS Holdings, Inc	46,933
6,965	*	Amkor Technology, Inc	46,526
4,377	*	Amphenol Corp (Class A)	160,811
24,889		Analog Devices, Inc	918,902
1,128	*	Anaren Microwave, Inc	14,619
970	*	Applica, Inc	5,869
19,097	*	Applied Micro Circuits Corp	80,398
611		Applied Signal Technology, Inc	21,538
5,411	*	Arris Group, Inc	38,093
2,139	*	Artesyn Technologies, Inc	24,171
1,431	v*	Artisan Components, Inc	53,705
578	*	Atheros Communications, Inc	5,925
25,375	*	Atmel Corp	99,470
1,991	*	ATMI, Inc	44,857
4,955	*	Avanex Corp	16,401
3,372		AVX Corp	42,487
2,049		Baldor Electric Co	56,409
854		Bel Fuse, Inc (Class B)	28,857
2,554	*	Benchmark Electronics, Inc	87,091
337	*	Bookham, Inc	1,631
16,188	*	Broadcom Corp (Class A)	522,549
4,522	*	Broadwing Corp	41,195
2,098		C&D Technologies, Inc	35,750
1,312	*	California Micro Devices Corp	9,302
5,178	*	Capstone Turbine Corp	9,476
1,244	*	Carrier Access Corp	13,286
784	*	Catapult Communications Corp	18,941
2,676	*	C-COR, Inc	24,887
992	*	Ceradyne, Inc	56,752
2,807	*	Checkpoint Systems, Inc	50,666

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

441	*	Cherokee International Corp	$4,238
36,787	*	CIENA Corp	122,869
1,375	*	Comtech Telecommunications	51,714
12,463	*	Comverse Technology, Inc	304,720
28,826	*	Conexant Systems, Inc	57,364
4,997	*	Cree, Inc	200,280
2,406		CTS Corp	31,976
1,756		Cubic Corp	44,199
9,196	*	Cypress Semiconductor Corp	107,869
1,623	*	DDi Corp	5,161
1,045	*	Digital Theater Systems, Inc	21,036
315	*	Diodes, Inc	7,128
2,093	*	Ditech Communications Corp	31,290
1,725	*	DSP Group, Inc	38,519
1,203	*	Dupont Photomasks, Inc	31,771
11,914	*	Eagle Broadband, Inc	7,863
2,138	*	Electro Scientific Industries, Inc	42,247
27,974		Emerson Electric Co	1,960,977
506	*	EMS Technologies, Inc	8,410
5,544	*	Energizer Holdings, Inc	275,530
1,990	*	Energy Conversion Devices, Inc	38,447
3,177	*	Entegris, Inc	31,611
1,790	*	ESS Technology, Inc	12,727
2,931	*	Exar Corp	41,591
7,847	*	Fairchild Semiconductor International, Inc	127,592
10,287	*	Finisar Corp	23,454
1,382		Franklin Electric Co, Inc	58,403
2,434	*	Freescale Semiconductor, Inc	43,374
22,660	*	Freescale Semiconductor, Inc (Class B)	416,038
2,540	*	FuelCell Energy, Inc	25,146
14,973	*	Gemstar-TV Guide International, Inc	88,640
700,321	d	General Electric Co	25,561,717
2,481	*	Genesis Microchip, Inc	40,242
800	*	Genlyte Group, Inc	68,544
7,550	*	GrafTech International Ltd	71,423
3,775		Harman International Industries, Inc	479,425
5,816	*	Harmonic, Inc	48,505
4,408		Harris Corp	272,370
2,022		Helix Technology Corp	35,163
1,472	*	Hexcel Corp	21,344
4,192		Hubbell, Inc (Class B)	219,242
1,622	*	Hutchinson Technology, Inc	56,073
4,516	*	Integrated Circuit Systems, Inc	94,475
6,333	*	Integrated Device Technology, Inc	73,209
3,920	*	Integrated Silicon Solution, Inc	32,144
429,016		Intel Corp	10,034,684
4,421	*	Interdigital Communications Corp	97,704
4,539	*	International Rectifier Corp	202,303
9,592		Intersil Corp (Class A)	160,570
1,280		Inter-Tel, Inc	35,046
2,235	*	InterVoice, Inc	29,837
2,374	*	IXYS Corp	24,500
10,749	*	Jabil Circuit, Inc	274,959
87,328	*	JDS Uniphase Corp	276,830
5,408	*	Kemet Corp	48,402
4,555	*	Kopin Corp	17,628
6,804		L-3 Communications Holdings, Inc	498,325
670	*	LaserCard Corp	7,028
6,553	*	Lattice Semiconductor Corp	37,352
1,500	*	Leadis Technology, Inc	15,975
508	*	Lifeline Systems, Inc	13,086

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

20,650		Linear Technology Corp	$800,394
1,373	*	Littelfuse, Inc	46,902
783		LSI Industries, Inc	8,965
22,765	*	LSI Logic Corp	124,752
1,473	*	Magnetek, Inc	10,164
4,282	*	Mattson Technology, Inc	48,215
21,396		Maxim Integrated Products, Inc	906,976
5,673		Maytag Corp	119,700
8,117	*	McData Corp (Class A)	48,383
634	*	Medis Technologies Ltd	11,634
5,288	*	MEMC Electronic Materials, Inc	70,066
1,630	*	Mercury Computer Systems, Inc	48,378
1,120	*	Merix Corp	12,902
2,102		Methode Electronics, Inc	27,011
653	*	Metrologic Instruments, Inc	13,876
4,256	*	Micrel, Inc	46,901
13,661		Microchip Technology, Inc	364,202
37,523	*	Micron Technology, Inc	463,409
3,698	*	Microsemi Corp	64,197
7,200	*	Microtune, Inc	43,992
1,159	*	Microvision, Inc	8,113
2,549	*	MIPS Technologies, Inc	25,108
1,538	*	Mobility Electronics, Inc	13,196
9,311		Molex, Inc	279,330
2,200	*	Monolithic Power Systems, Inc	20,460
1,142	*	Monolithic System Technology, Inc	7,115
1,507	*	Moog, Inc (Class A)	68,342
155,373		Motorola, Inc	2,672,416
6,569	*	MRV Communications, Inc	24,108
4,066	*	Mykrolis Corp	57,615
195		National Presto Industries, Inc	8,873
23,484		National Semiconductor Corp	421,538
6,093	*	NMS Communications Corp	38,447
9,452	*	Novellus Systems, Inc	263,616
10,742	*	Nvidia Corp	253,082
4,361	*	Omnivision Technologies, Inc	80,024
7,486	*	ON Semiconductor Corp	33,986
4,999	*	Openwave Systems, Inc	77,285
6,653	*	Oplink Communications, Inc	13,106
803	*	Optical Communication Products, Inc	2,008
655	*	OSI Systems, Inc	14,875
2,450	*	Paradyne Networks, Inc	8,796
1,076		Park Electrochemical Corp	23,328
934	*	Pericom Semiconductor Corp	8,808
2,023	*	Photronics, Inc	33,380
3,719	*	Pixelworks, Inc	42,173
2,962		Plantronics, Inc	122,834
2,678	*	Plexus Corp	34,841
3,013	*	Plug Power, Inc	18,409
4,030	*	PLX Technology, Inc	41,912
10,988	*	PMC-Sierra, Inc	123,615
6,139	*	Polycom, Inc	143,161
800	*	Portalplayer, Inc	19,744
272	*	Powell Industries, Inc	5,029
1,762	*	Power Integrations, Inc	34,852
3,698	*	Power-One, Inc	32,986
6,419	*	Powerwave Technologies, Inc	54,433
6,036	*	QLogic Corp	221,702
107,390		Qualcomm, Inc	4,553,336
6,298	*	Rambus, Inc	144,854

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

962		Raven Industries, Inc	$20,500
2,261	*	Rayovac Corp	69,096
1,521		Regal-Beloit Corp	43,501
4,069	*	Remec, Inc	29,337
14,560	*	RF Micro Devices, Inc	99,590
11,454		Rockwell Collins, Inc	451,746
1,056	*	Rogers Corp	45,514
35,369	*	Sanmina-SCI Corp	299,575
2,197	*	SBA Communications Corp	20,388
739	*	SBS Technologies, Inc	10,316
10,194		Scientific-Atlanta, Inc	336,504
1,518	*	Seachange International, Inc	26,474
4,624	*	Semtech Corp	101,127
1,530	*	Sigmatel, Inc	54,361
5,169	*	Silicon Image, Inc	85,082
2,292	*	Silicon Laboratories, Inc	80,931
6,392	*	Silicon Storage Technology, Inc	38,032
272	*	Siliconix, Inc	9,925
1,256	*	Sipex Corp	5,878
82,443	*	Sirius Satellite Radio, Inc	630,689
10,862	*	Skyworks Solutions, Inc	102,429
1,059		Smith (A.O.) Corp	31,706
3,760	*	Spatialight, Inc	33,652
1,185		Spectralink Corp	16,803
636	*	Staktek Holdings, Inc	2,951
1,145	*	Standard Microsystems Corp	20,415
967	*	Stoneridge, Inc	14,631
3,636	*	Stratex Networks, Inc	8,217
545	*	Supertex, Inc	11,827
8,980	*	Sycamore Networks, Inc	36,459
2,792	*	Symmetricom, Inc	27,110
1,517	*	Synaptics, Inc	46,390
2,564	*	Technitrol, Inc	46,665
2,957	*	Tekelec	60,441
29,796	*	Tellabs, Inc	255,948
4,155	*	Terayon Communication Systems, Inc	11,260
1,499	*	Tessera Technologies, Inc	55,778
114,722		Texas Instruments, Inc	2,824,456
3,866	*	Thomas & Betts Corp	118,880
9,853	*	Transmeta Corp	16,060
1,166	*	Trident Microsystems, Inc	19,496
2,129	*	Tripath Technology, Inc	2,661
8,639	*	Triquint Semiconductor, Inc	38,444
2,535	*	TTM Technologies, Inc	29,913
1,611	*	Ulticom, Inc	25,824
873	*	Ultralife Batteries, Inc	16,980
1,294	*	Universal Display Corp	11,646
701	*	Universal Electronics, Inc	12,338
6,145	*	Utstarcom, Inc	136,112
3,373	*	Valence Technology, Inc	10,490
2,259	*	Varian Semiconductor Equipment Associates, Inc	83,244
10,927	*	Verso Technologies, Inc	7,867
4	*	Vialta, Inc	1
1,206	*	Viasat, Inc	29,270
882		Vicor Corp	11,563
9,497	*	Vishay Intertechnology, Inc	142,660
13,504	*	Vitesse Semiconductor Corp	47,669
700	*	Volterra Semiconductor Corp	15,509

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,062	*	Westell Technologies, Inc	$20,822
4,624		Whirlpool Corp	320,027
1,330	*	Wilson Greatbatch Technologies, Inc	29,819
496		Woodhead Industries, Inc	7,951
22,986		Xilinx, Inc	681,535
1,232	*	Zhone Technologies, Inc	3,191

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	68,698,223

ENGINEERING AND MANAGEMENT SERVICES - 0.91%
4,167	*	Accelrys, Inc	32,503
1,101	*	Advisory Board Co	40,605
3,681	*	Affymetrix, Inc	134,541
2,798	*	Answerthink, Inc	13,039
1,284	*	Antigenics, Inc	12,994
5,031	*	Applera Corp (Celera Genomics Group)	69,176
6,168	*	Ariad Pharmaceuticals, Inc	45,828
6,488	*	Axonyx, Inc	40,226
10,553	*	BearingPoint, Inc	84,741
10,396	*	Celgene Corp	275,806
4,906	*	Century Business Services, Inc	21,390
715	*	Charles River Associates, Inc	33,441
1,089	*	Ciphergen Biosystems, Inc	4,683
2,284	*	Cornell Cos, Inc	34,671
2,485		Corporate Executive Board Co	166,346
2,175	*	Corrections Corp of America	87,979
4,083	*	Covance, Inc	158,216
3,036	*	CuraGen Corp	21,738
2,034	*	CV Therapeutics, Inc	46,782
2,987	*	Decode Genetics, Inc	23,328
1,448	*	DiamondCluster International, Inc	20,750
4,839	*	Digitas, Inc	46,212
1,809	*	Diversa Corp	15,811
1,629	*	Dyax Corp	11,761
2,766	*	eResearch Technology, Inc	43,841
3,918	*	Exelixis, Inc	37,221
500	*	Exponent, Inc	13,745
5,415		Fluor Corp	295,172
623	*	Forrester Research, Inc	11,177
2,989	*	FTI Consulting, Inc	62,978
4,019	*	Gartner, Inc (Class A)	50,077
104	*	Gartner, Inc (Class B)	1,278
428	*	Genencor International, Inc	7,019
3,114	*	Gen-Probe, Inc	140,784
1,000	*	Greenfield Online, Inc	21,990
29,130		Halliburton Co	1,143,061
2,514	*	Hewitt Associates, Inc	80,473
4,944	*	Incyte Corp	49,391
536	*	Infrasource Services, Inc	6,968
3,729	*	Jacobs Engineering Group, Inc	178,209
3,146	*	Keryx Biopharmaceuticals, Inc	36,399
2,041	*	Kosan Biosciences, Inc	14,144
452		Landauer, Inc	20,656
812	*	LECG Corp	15,144
3,941	*	Lexicon Genetics, Inc	30,562
1,768	*	Lifecell Corp	18,069
1,668	*	Luminex Corp	14,812
1,761	*	Maxim Pharmaceuticals, Inc	5,318
1,043	*	MAXIMUS, Inc	32,458
1,529	*	Maxygen, Inc	19,556

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

17,578		Monsanto Co	$976,458
8,432		Moody's Corp	732,319
311	*	MTC Technologies, Inc	10,440
1,518	*	Myriad Genetics, Inc	34,170
2,724	*	Navigant Consulting, Inc	72,458
660	*	Neopharm, Inc	8,257
3,776	*	Oscient Pharmaceuticals Corp	13,782
1,812	*	Parexel International Corp	36,784
21,994		Paychex, Inc	749,556
1,349	*	Per-Se Technologies, Inc	21,355
2,934	*	Pharmaceutical Product Development, Inc	121,145
5,471	*	Pharmos Corp	7,769
1,581	*	PRG-Schultz International, Inc	7,952
5,179		Quest Diagnostics, Inc	494,853
1,179	*	Regeneration Technologies, Inc	12,356
4,561	*	Regeneron Pharmaceuticals, Inc	42,007
1,439	*	Resources Connection, Inc	78,152
622	*	Rigel Pharmaceuticals, Inc	15,189
2,870	*	Seattle Genetics, Inc	18,741
18,526		Servicemaster Co	255,474
994	*	SFBC International, Inc	39,263
1,005	*	Sourcecorp	19,206
1,745	*	Symyx Technologies, Inc	52,490
389	*	Tejon Ranch Co	15,871
2,718	*	Telik, Inc	52,023
3,674	*	Tetra Tech, Inc	61,503
1,780	*	Transkaryotic Therapies, Inc	45,194
595	*	TRC Cos, Inc	10,115
693	*	Trimeris, Inc	9,820
1,951	*	URS Corp	62,627
1,149	*	Ventiv Health, Inc	23,348
1,590	*	Washington Group International, Inc	65,588
2,077		Watson Wyatt & Co Holdings	55,975

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,015,309

FABRICATED METAL PRODUCTS - 0.73%
2,436	*	Alliant Techsystems, Inc	159,266
7,266		Ball Corp	319,559
954		CIRCOR International, Inc	22,095
1,806		Commercial Metals Co	91,311
1,300	*	Commercial Vehicle Group, Inc	28,379
3,124		Crane Co	90,096
11,064	*	Crown Holdings, Inc	152,019
15,742		Danaher Corp	903,748
444	*	Drew Industries, Inc	16,059
9,737		Fortune Brands, Inc	751,502
1,568	*	Griffon Corp	42,336
311		Gulf Island Fabrication, Inc	6,789
2,375		Harsco Corp	132,383
17,595		Illinois Tool Works, Inc	1,630,705
1,570	*	Intermagnetics General Corp	39,894
6,728	*	Jacuzzi Brands, Inc	58,534
444		Lifetime Hoan Corp	7,060
29,104		Masco Corp	1,063,169
1,572	*	Mobile Mini, Inc	51,939
1,211	*	NCI Building Systems, Inc	45,413
4,640	*	Shaw Group, Inc	82,824
728		Silgan Holdings, Inc	44,379

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,284		Simpson Manufacturing Co, Inc	$79,712
3,923		Snap-On, Inc	134,794
4,607		Stanley Works	225,697
1,318		Sturm Ruger & Co, Inc	11,902
3,596	*	Taser International, Inc	113,598
3,610	*	Tower Automotive, Inc	8,628
1,308		Valmont Industries, Inc	32,844
617	*	Water Pik Technologies, Inc	10,939
1,491		Watts Water Technologies, Inc (Class A)	48,070

		TOTAL FABRICATED METAL PRODUCTS	6,405,643

FOOD AND KINDRED PRODUCTS - 2.98%
881		American Italian Pasta Co (Class A)	20,483
53,677		Anheuser-Busch Cos, Inc	2,723,034
38,674		Archer Daniels Midland Co	862,817
467	*	Boston Beer Co, Inc (Class A)	9,933
932		Cal-Maine Foods, Inc	11,268
15,702		Campbell Soup Co	469,333
156		Coca-Cola Bottling Co Consolidated	8,901
140,133		Coca-Cola Co	5,833,737
15,487		Coca-Cola Enterprises, Inc	322,904
35,150		Conagra Foods, Inc	1,035,197
6,425	*	Constellation Brands, Inc (Class A)	298,827
1,846		Coors (Adolph) Co (Class B)	139,687
2,197		Corn Products International, Inc	117,671
3,971	*	Darling International, Inc	17,314
10,355	*	Dean Foods Co	341,197
12,175	*	Del Monte Foods Co	134,169
530		Farmer Brothers Co	12,847
2,022		Flowers Foods, Inc	63,855
19,402		General Mills, Inc	964,473
1,500	*	Gold Kist, Inc	20,430
23,506		H.J. Heinz Co	916,499
374	*	Hansen Natural Corp	13,617
7,177	*	Hercules, Inc	106,578
11,631		Hershey Foods Corp	645,986
5,169		Hormel Foods Corp	162,048
272		J & J Snack Foods Corp	13,336
3,756		J.M. Smucker Co	176,795
16,359		Kellogg Co	730,593
17,940		Kraft Foods, Inc (Class A)	638,843
2,179		Lancaster Colony Corp	93,414
1,479		Lance, Inc	28,145
517	*	M&F Worldwide Corp	7,042
9,075		McCormick & Co, Inc (Non-Vote)	350,295
492		MGP Ingredients, Inc	4,251
234		National Beverage Corp	1,947
557	*	Peets Coffee & Tea, Inc	14,744
10,236		Pepsi Bottling Group, Inc	276,781
4,535		PepsiAmericas Inc	96,323
113,405		PepsiCo, Inc	5,919,741
1,218		Pilgrim's Pride Corp	37,368
1,996		Ralcorp Holdings, Inc	83,692
641		Sanderson Farms, Inc	27,742
52,329		Sara Lee Corp	1,263,222
2,878		Sensient Technologies Corp	69,043
5,102	*	Smithfield Foods, Inc	150,968
2,207		Tootsie Roll Industries, Inc	76,428

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,218		Topps Co, Inc	$21,626
13,837		Tyson Foods, Inc (Class A)	254,619
10,590		Wrigley (Wm.) Jr Co	732,722

		TOTAL FOOD AND KINDRED PRODUCTS	26,322,485

FOOD STORES - 0.49%
1,613	*	7-Eleven, Inc	38,631
24,694		Albertson's, Inc	589,693
70		Arden Group, Inc (Class A)	7,033
736	*	Great Atlantic & Pacific Tea Co, Inc	7,544
467		Ingles Markets, Inc (Class A)	5,786
49,003	*	Kroger Co	859,513
1,740	*	Panera Bread Co (Class A)	70,157
722	*	Pantry, Inc	21,725
1,649	*	Pathmark Stores, Inc	9,581
2,084		Ruddick Corp	45,202
30,033	*	Safeway, Inc	592,851
26,250	*	Starbucks Corp	1,636,950
775		Weis Markets, Inc	29,892
4,063		Whole Foods Market, Inc	387,407
1,975	*	Wild Oats Markets, Inc	17,400
5,675	*	Winn-Dixie Stores, Inc	25,821

		TOTAL FOOD STORES	4,345,186

FORESTRY - 0.12%
15,847		Weyerhaeuser Co	1,065,235

		TOTAL FORESTRY	1,065,235

FURNITURE AND FIXTURES - 0.33%
510		Bassett Furniture Industries, Inc	10,009
2,452		Ethan Allen Interiors, Inc	98,129
3,840		Furniture Brands International, Inc	96,192
4,910		Herman Miller, Inc	135,663
3,589		Hillenbrand Industries, Inc	199,333
4,239		HNI Corp	182,489
908		Hooker Furniture Corp	20,612
3,030	*	Interface, Inc (Class A)	30,209
12,654		Johnson Controls, Inc	802,770
1,751		Kimball International, Inc (Class B)	25,932
4,274		La-Z-Boy, Inc	65,691
4,462		Lear Corp	272,227
12,517		Leggett & Platt, Inc	355,858
18,131		Newell Rubbermaid, Inc	438,589
2,964	*	Select Comfort Corp	53,174
234		Stanley Furniture Co, Inc	10,518
3,726		Steelcase, Inc (Class A)	51,568
1,416	*	Tempur-Pedic International, Inc	30,019

		TOTAL FURNITURE AND FIXTURES	2,878,982

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
20,020	*	Bed Bath & Beyond, Inc	797,397
17,538		Best Buy Co, Inc	1,042,108
12,508		Circuit City Stores, Inc (Circuit City Group)	195,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,342	*	Cost Plus, Inc	$43,118
656	*	Electronics Boutique Holdings Corp	28,169
2,478	*	GameStop Corp (Class B)	55,532
1,515	*	Guitar Center, Inc	79,825
1,501		Haverty Furniture Cos, Inc	27,769
2,878	*	Kirkland's, Inc	35,371
2,807	*	Linens 'n Things, Inc	69,614
3,436	*	Mohawk Industries, Inc	313,535
5,544		Pier 1 Imports, Inc	109,217
10,270		RadioShack Corp	337,678
1,637	*	Restoration Hardware, Inc	9,396
1,705	*	The Bombay Co, Inc	9,429
1,445	*	Trans World Entertainment Corp	18,019
5,966	*	Williams-Sonoma, Inc	209,049

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,380,851

GENERAL BUILDING CONTRACTORS - 0.44%
978		Beazer Homes U.S.A., Inc	142,993
1,056		Brookfield Homes Corp	35,798
7,840		Centex Corp	467,107
14,627		D.R. Horton, Inc	589,614
978	*	Dominion Homes, Inc	24,668
2,532	*	Hovnanian Enterprises, Inc (Class A)	125,385
2,302		KB Home	240,329
7,841		Lennar Corp (Class A)	444,428
540		Lennar Corp (Class B)	28,193
1,293		Levitt Corp (Class A)	39,527
1,154		M/I Homes, Inc	63,597
1,624		MDC Holdings, Inc	140,379
858	*	Meritage Homes Corp	96,697
351	*	NVR, Inc	270,059
1,035	*	Palm Harbor Homes, Inc	17,471
831	*	Perini Corp	13,869
6,706		Pulte Homes, Inc	427,843
3,202		Ryland Group, Inc	184,243
2,273		Standard-Pacific Corp	145,790
1,372		Technical Olympic U.S.A., Inc	34,821
2,935	*	Toll Brothers, Inc	201,370
1,929		Walter Industries, Inc	65,065
2,706	*	WCI Communities, Inc	79,556
461	*	William Lyon Homes, Inc	32,381

		TOTAL GENERAL BUILDING CONTRACTORS	3,911,183

GENERAL MERCHANDISE STORES - 2.20%
3,421	*	99 Cents Only Stores	55,283
7,852	*	Big Lots, Inc	95,245
4,355	*	BJ's Wholesale Club, Inc	126,861
1,247	*	Brookstone, Inc	24,379
700	*	Cabela's, Inc	15,918
3,110		Casey's General Stores, Inc	56,447
431	*	Conn's, Inc	7,249
30,311		Costco Wholesale Corp	1,467,356
4,120		Dillard's, Inc (Class A)	110,704
19,277		Dollar General Corp	400,383
7,818	*	Dollar Tree Stores, Inc	224,220
10,187		Family Dollar Stores, Inc	318,140
11,393		Federated Department Stores, Inc	658,401

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,877		Fred's, Inc	$50,060
356	*	Gander Mountain Co	4,567
15,756		J.C. Penney Co, Inc	652,298
3,128	*	Kmart Holding Corp	309,516
19,900	*	Kohl's Corp	978,483
18,864		May Department Stores Co	554,602
2,502		Neiman Marcus Group, Inc (Class A)	178,993
30		Neiman Marcus Group, Inc (Class B)	2,004
3,723	*	Retail Ventures, Inc	26,433
8,775		Saks, Inc	127,325
13,836		Sears Roebuck & Co	706,051
2,473	*	ShopKo Stores, Inc	46,196
1,895	*	Stein Mart, Inc	32,329
60,375		Target Corp	3,135,274
1,601	*	Tuesday Morning Corp	49,039
170,065		Wal-Mart Stores, Inc	8,982,833

		TOTAL GENERAL MERCHANDISE STORES	19,396,589

HEALTH SERVICES - 0.84%
3,522	*	Accredo Health, Inc	97,630
1,078	*	Amedisys, Inc	34,916
1,261	*	America Service Group, Inc	33,757
1,799	*	American Healthways, Inc	59,439
2,481	*	Amsurg Corp	73,289
3,836	*	Apria Healthcare Group, Inc	126,396
7,790	*	Beverly Enterprises, Inc	71,279
30,010	*	Caremark Rx, Inc	1,183,294
4,663	*	Community Health Systems, Inc	130,004
272	*	Corvel Corp	7,284
5,854	*	Coventry Health Care, Inc	310,730
1,647	*	Cross Country Healthcare, Inc	29,778
6,422	*	DaVita, Inc	253,862
1,246	*	Enzo Biochem, Inc	24,260
4,423	*	Express Scripts, Inc	338,094
6,176	*	First Health Group Corp	115,553
1,734	*	Genesis HealthCare Corp	60,742
1,308	*	Gentiva Health Services, Inc	21,870
31,107		HCA, Inc	1,243,036
15,773		Health Management Associates, Inc (Class A)	358,363
3,191		Hooper Holmes, Inc	18,891
2,096	*	Kindred Healthcare, Inc	62,775
1,561	*	LabOne, Inc	50,014
8,977	*	Laboratory Corp of America Holdings	447,234
1,710		LCA-Vision, Inc	39,997
2,724	*	LifePoint Hospitals, Inc	94,850
6,655	*	Lincare Holdings, Inc	283,836
2,075	*	Magellan Health Services, Inc	70,882
5,615		Manor Care, Inc	198,939
470	*	Matria Healthcare, Inc	18,363
375	*	Medcath Corp	9,240
584		National Healthcare Corp	20,615
2,337	*	NeighborCare, Inc	71,793
3,600	*	OCA, Inc	22,860
2,421	*	Odyssey HealthCare, Inc	33,119
876		Option Care, Inc	15,058
1,651	*	Pediatrix Medical Group, Inc	105,747
3,477	*	Province Healthcare Co	77,711
1,117	*	Psychiatric Solutions, Inc	40,838

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,000	*	Radiation Therapy Services, Inc	$17,000
1,008	*	RehabCare Group, Inc	28,214
4,279	*	Renal Care Group, Inc	154,001
6,926		Select Medical Corp	121,898
352	*	Specialty Laboratories, Inc	3,886
1,321	*	Sunrise Senior Living, Inc	61,242
515	*	Symbion, Inc	11,371
29,570	*	Tenet Healthcare Corp	324,679
5,085	*	Triad Hospitals, Inc	189,250
2,149	*	United Surgical Partners International, Inc	89,613
3,116		Universal Health Services, Inc (Class B)	138,662
583	*	VistaCare, Inc (Class A)	9,695

		TOTAL HEALTH SERVICES	7,405,849

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
2,070		Granite Construction, Inc	55,062
1,390	*	Insituform Technologies, Inc (Class A)	31,511

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	86,573

HOLDING AND OTHER INVESTMENT OFFICES - 3.81%
860	*	4Kids Entertainment, Inc	18,077
2,500		Aames Investment Corp	26,750
1,525		Acadia Realty Trust	24,858
1,536		Affordable Residential Communities	22,042
834		Alabama National Bancorp	53,793
217	*	Alexander's, Inc	46,655
1,264		Alexandria Real Estate Equities, Inc	94,067
9,321		Allied Capital Corp	240,855
5,322		AMB Property Corp	214,956
1,584		Amcore Financial, Inc	50,973
1,100		American Campus Communities, Inc	24,739
7,578		American Financial Realty Trust	122,612
2,868		American Home Mortgage Investment Corp	98,229
1,574		AMLI Residential Properties Trust	50,368
7,066		Annaly Mortgage Management, Inc	138,635
3,732		Anthracite Capital, Inc	46,128
4,120		Anworth Mortgage Asset Corp	44,125
6,259		Apartment Investment & Management Co (Class A)	241,222
3,857		Apollo Investment Corp	58,241
436		Arbor Realty Trust, Inc	10,699
12,591		Archstone-Smith Trust	482,235
3,824		Arden Realty, Inc	144,241
1,245		Ashford Hospitality Trust, Inc	13,533
4,619		AvalonBay Communities, Inc	347,811
1,317		Bedford Property Investors	37,416
1,500		BioMed Realty Trust, Inc	33,315
5,283		Boston Properties, Inc	341,652
3,246		Brandywine Realty Trust	95,400
3,353		BRE Properties, Inc (Class A)	135,159
3,867		Brookline Bancorp, Inc	63,109
2,610		Camden Property Trust	133,110
3,036		Capital Automotive REIT	107,854
2,508		Capital Lease Funding, Inc	31,350
170		Capital Southwest Corp	13,348
500		Capital Trust, Inc	15,355
687		Capitol Bancorp Ltd	24,196
924		Capstead Mortgage Corp	9,739

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,647		CarrAmerica Realty Corp	$120,351
1,341		CBL & Associates Properties, Inc	102,385
1,100		Cedar Shopping Centers, Inc	15,730
2,982		Centerpoint Properties Trust	142,808
313		Cherokee, Inc	11,043
1,311		Colonial Properties Trust	51,483
3,329		Commercial Net Lease Realty, Inc	68,577
621		Community Banks, Inc	17,487
3,993	*	Cornerstone Realty Income Trust, Inc	39,850
2,673		Corporate Office Properties Trust	78,453
967		Correctional Properties Trust	27,927
2,172		Cousins Properties, Inc	65,746
5,357		Crescent Real Estate Equities Co	97,819
1,501		CRT Properties, Inc	35,814
6,519		Developers Diversified Realty Corp	289,248
1,600		Digital Realty Trust, Inc	21,552
9,320		Duke Realty Corp	318,185
1,304		Eastgroup Properties, Inc	49,969
154	*	Enstar Group, Inc	9,625
1,754		Entertainment Properties Trust	78,141
2,335		Equity Inns, Inc	27,413
1,559		Equity Lifestyle Properties, Inc	55,734
26,776		Equity Office Properties Trust	779,717
2,813		Equity One, Inc	66,752
18,846		Equity Residential	681,848
1,424		Essex Property Trust, Inc	119,331
1,600		Extra Space Storage, Inc	21,328
3,428		Federal Realty Investment Trust	177,056
4,268	*	FelCor Lodging Trust, Inc	62,526
1,272	*	First Acceptance Corp	11,397
501		First Indiana Corp	11,278
2,424		First Industrial Realty Trust, Inc	98,730
4,928		First Niagara Financial Group, Inc	68,746
672		First Place Financial Corp	15,046
3,850		Fremont General Corp	96,943
9,002		Friedman Billings Ramsey Group, Inc	174,549
1,864		Gables Residential Trust	66,713
15,169		General Growth Properties, Inc	548,511
444		German American Bancorp	7,148
445		Gladstone Capital Corp	10,547
2,623		Glenborough Realty Trust, Inc	55,817
2,261		Glimcher Realty Trust	62,652
700		Global Signal, Inc	19,278
1,200		Government Properties Trust, Inc	11,832
1,300		Gramercy Capital Corp	26,780
3,200		Greater Bay Bancorp	89,216
772		Harris & Harris Group, Inc	12,645
8,040		Health Care Property Investors, Inc	222,628
3,219		Health Care REIT, Inc	122,805
2,802		Healthcare Realty Trust, Inc	114,041
1,689		Heritage Property Investment Trust	54,200
2,151		Highland Hospitality Corp	24,177
3,333		Highwoods Properties, Inc	92,324
2,333		Home Properties, Inc	100,319
2,500		HomeBanc Corp	24,200
4,327		Hospitality Properties Trust	199,042
22,382		Host Marriott Corp	387,209
10,704		HRPT Properties Trust	137,332
5,499		IMPAC Mortgage Holdings, Inc	124,662

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

5,949		Independence Community Bank Corp	$253,308
2,730		Innkeepers U.S.A. Trust	38,766
3,524		Investors Real Estate Trust	36,967
15,190		iShares Russell 2000 Index Fund	1,967,105
7,124		iStar Financial, Inc	322,432
2,084		Kilroy Realty Corp	89,091
6,441		Kimco Realty Corp	373,514
1,600		Kite Realty Group Trust	24,448
1,497		Kramont Realty Trust	35,030
14,379	*	La Quinta Corp	130,705
2,424		LaSalle Hotel Properties	77,156
2,995		Lexington Corporate Properties Trust	67,627
5,824		Liberty Property Trust	251,597
676		LTC Properties, Inc	13,459
3,470		Luminent Mortgage Capital, Inc	41,293
3,604		Macerich Co	226,331
3,813		Mack-Cali Realty Corp	175,512
2,112		Maguire Properties, Inc	57,996
9,209	*	Meristar Hospitality Corp	76,895
6,230		MFA Mortgage Investments, Inc	54,949
1,117		Mid-America Apartment Communities, Inc	46,043
3,175		Mills Corp	202,438
2,170		Mission West Properties, Inc	23,089
1,500		MortgageIT Holdings, Inc	26,925
1,279		National Health Investors, Inc	37,321
4,071		Nationwide Health Properties, Inc	96,686
2,767		New Century Financial Corp	176,839
6,151		New Plan Excel Realty Trust	166,569
2,641		Newcastle Investment Corp	83,931
1,855		Novastar Financial, Inc	91,823
2,883		Omega Healthcare Investors, Inc	34,019
1,159		Oriental Financial Group, Inc	32,811
512		Origen Financial, Inc	3,830
2,603		Pan Pacific Retail Properties, Inc	163,208
774		Parkway Properties, Inc	39,281
2,080		Pennsylvania Real Estate Investment Trust	89,024
11,742		Plum Creek Timber Co, Inc	451,362
18,046		Popular, Inc	520,266
3,074		Post Properties, Inc	107,283
2,939		Prentiss Properties Trust	112,270
912		PrivateBancorp, Inc	29,394
12,051		Prologis	522,170
970		Prosperity Bancshares, Inc	28,334
1,362		PS Business Parks, Inc	61,426
5,557		Public Storage, Inc	309,803
1,502		RAIT Investment Trust	42,011
1,142		Ramco-Gershenson Properties	36,830
2,644		Realty Income Corp	133,734
4,869		Reckson Associates Realty Corp	159,752
1,443		Redwood Trust, Inc	89,596
3,900		Regency Centers Corp	216,060
1,066		Sandy Spring Bancorp, Inc	40,860
984		Saul Centers, Inc	37,638
4,100		Saxon Capital, Inc	98,359
3,055		Senior Housing Properties Trust	57,862
3,169		Shurgard Storage Centers, Inc (Class A)	139,468
10,673		Simon Property Group, Inc	690,223
2,537		SL Green Realty Corp	153,615
1,059		Sovran Self Storage, Inc	44,626
76,100		SPDR Trust Series 1	9,198,207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,500		Strategic Hotel Capital, Inc	$24,750
581		Suffolk Bancorp	20,236
1,838		Summit Properties, Inc	59,845
1,003		Sun Communities, Inc	40,371
1,500		Sunstone Hotel Investors, Inc	31,170
3,363		Susquehanna Bancshares, Inc	83,907
1,692		Tanger Factory Outlet Centers, Inc	44,770
345	*	Tarragon Realty Investors, Inc	6,158
3,092		Taubman Centers, Inc	92,605
5,996		Thornburg Mortgage, Inc	173,644
421		Tompkins Trustco, Inc	22,519
1,328		Town & Country Trust	36,693
5,502		Trizec Properties, Inc	104,098
2,007		U.S. Restaurant Properties, Inc	36,246
7,953		United Dominion Realty Trust, Inc	197,234
584		Universal Health Realty Income Trust	18,764
1,061		Urstadt Biddle Properties, Inc (Class A)	18,090
1,400		U-Store-It Trust	24,290
5,353		Ventas, Inc	146,726
6,332		Vornado Realty Trust	482,055
57,873		Washington Mutual, Inc	2,446,870
2,810		Washington Real Estate Investment Trust	95,175
2,247		Waypoint Financial Corp	63,702
4,688		Weingarten Realty Investors	187,989
346		Westfield Financial, Inc	8,934
872		Winston Hotels, Inc	10,298

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	33,667,818

HOTELS AND OTHER LODGING PLACES - 0.38%
894		Ameristar Casinos, Inc	38,540
2,012	*	Bluegreen Corp	39,898
2,818		Boyd Gaming Corp	117,370
1,478		Choice Hotels International, Inc	85,724
533	*	Empire Resorts, Inc	5,943
25,031		Hilton Hotels Corp	569,227
4,387	*	Mandalay Resort Group	308,976
1,168		Marcus Corp	29,364
12,829		Marriott International, Inc (Class A)	807,970
3,852	*	MGM Mirage	280,194
3,468	*	Pinnacle Entertainment, Inc	68,597
13,505		Starwood Hotels & Resorts Worldwide, Inc	788,692
1,281	*	Vail Resorts, Inc	28,720
2,180	*	Wynn Resorts Ltd	145,886

		TOTAL HOTELS AND OTHER LODGING PLACES	3,315,101

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.00%
51,945		3M Co	4,263,126
646	*	Aaon, Inc	10,381
1,475	*	Actuant Corp	76,921
6,869	*	Adaptec, Inc	52,136
4,708	*	Advanced Digital Information Corp	47,174
6,310	*	AGCO Corp	138,126
1,631		Albany International Corp (Class A)	57,346
12,571	*	American Standard Cos, Inc	519,434
26,614	*	Apple Computer, Inc	1,713,942
111,712	*	Applied Materials, Inc	1,910,292

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,760	*	Astec Industries, Inc	$30,290
350	*	ASV, Inc	16,765
2,452	*	Asyst Technologies, Inc	12,481
5,299	*	Authentidate Holding Corp	32,801
3,194	*	Avocent Corp	129,461
8,624	*	Axcelis Technologies, Inc	70,121
22,432		Baker Hughes, Inc	957,173
5,242		Black & Decker Corp	463,026
1,038		Black Box Corp	49,845
209	*	Blount International, Inc	3,641
3,180		Briggs & Stratton Corp	132,224
2,761	*	Brooks Automation, Inc	47,544
1,400		Bucyrus International, Inc (Class A)	56,896
1,029		Cascade Corp	41,109
22,571		Caterpillar, Inc	2,200,898
5,249	*	Cirrus Logic, Inc	28,922
448,475	*	Cisco Systems, Inc	8,655,568
3,484	*	Cooper Cameron Corp	187,474
5,624	*	Cray, Inc	26,208
2,621		Cummins, Inc	219,614
1,038	*	Cuno, Inc	61,657
2,490	*	Cymer, Inc	73,555
16,678		Deere & Co	1,240,843
167,993	*	Dell, Inc	7,079,225
4,818		Diebold, Inc	268,507
5,090		Donaldson Co, Inc	165,832
4,498	*	Dot Hill Systems Corp	35,264
13,707		Dover Corp	574,872
350	*	Dril-Quip, Inc	8,491
10,048		Eaton Corp	727,073
3,334	*	Electronics For Imaging, Inc	58,045
160,292	*	EMC Corp	2,383,542
4,942	*	Emulex Corp	83,223
1,386		Engineered Support Systems, Inc	82,079
1,536	*	EnPro Industries, Inc	45,420
1,930	*	Esterline Technologies Corp	63,015
1,723	*	FalconStor Software, Inc	16,489
813	*	Flanders Corp	7,805
3,975	*	Flowserve Corp	109,472
4,367	*	FMC Technologies, Inc	140,617
1,858	*	FSI International, Inc	8,677
1,473	*	Gardner Denver, Inc	53,455
15,229	*	Gateway, Inc	91,526
166	*	General Binding Corp	2,181
2,104	*	Global Power Equipment Group, Inc	20,703
388		Gorman-Rupp Co	8,924
4,472		Graco, Inc	167,029
7,781	*	Grant Prideco, Inc	156,009
202,321		Hewlett-Packard Co	4,242,671
1,069	*	Hydril	48,650
3,171	*	Hypercom Corp	18,772
2,889		IDEX Corp	117,005
3,426	*	InFocus Corp	31,382
111,873	d	International Business Machines Corp	11,028,440
23,201		International Game Technology	797,650
1,041	*	Intevac, Inc	7,870
2,698	*	Iomega Corp	14,947
6,334		ITT Industries, Inc	534,906
3,291		JLG Industries, Inc	64,602
3,163		Joy Global, Inc	137,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

734	*	Kadant, Inc	$15,047
1,648		Kaydon Corp	54,417
2,529		Kennametal, Inc	125,868
2,293	*	Komag, Inc	43,063
2,958	*	Kulicke & Soffa Industries, Inc	25,498
8,314	*	Lam Research Corp	240,358
3,316		Lennox International, Inc	67,481
8,802	*	Lexmark International, Inc	748,170
2,473		Lincoln Electric Holdings, Inc	85,417
545		Lindsay Manufacturing Co	14,105
272		Lufkin Industries, Inc	10,855
2,062		Manitowoc Co, Inc	77,634
15,387	*	Maxtor Corp	81,551
593	*	Maxwell Technologies, Inc	6,013
78	*	Mestek, Inc	1,411
1,079	*	Micros Systems, Inc	84,227
278		Middleby Corp	14,100
6,100	*	Milacron, Inc	20,679
1,557		Modine Manufacturing Co	52,580
332		Nacco Industries, Inc (Class A)	34,993
5,202	*	National-Oilwell, Inc	183,579
1,346	*	Netgear, Inc	24,484
20,684	*	Network Appliance, Inc	687,122
1,621		Nordson Corp	64,953
1,719	*	Oil States International, Inc	33,160
1,354	*	Omnicell, Inc	14,894
419	*	Overland Storage, Inc	6,993
8,118		Pall Corp	235,016
3,301	*	PalmOne, Inc	104,147
8,034		Parker Hannifin Corp	608,570
2,151	*	Paxar Corp	47,688
6,244		Pentair, Inc	271,989
15,553		Pitney Bowes, Inc	719,793
810	*	Planar Systems, Inc	9,096
2,822	*	Presstek, Inc	27,317
1,760	*	ProQuest Co	52,272
11,211	*	Quantum Corp	29,373
623		Robbins & Myers, Inc	14,846
10,992	*	Sandisk Corp	274,470
701		Sauer-Danfoss, Inc	15,289
311		Schawk, Inc	5,654
4,801	*	Scientific Games Corp (Class A)	114,456
778	*	Semitool, Inc	7,220
20,126	*	Silicon Graphics, Inc	34,818
7,056	*	Smith International, Inc	383,917
58,668	*	Solectron Corp	312,700
4,888		SPX Corp	195,813
644		Standex International Corp	18,348
2,301		Stewart & Stevenson Services, Inc	46,549
7,317	*	Storage Technology Corp	231,290
15,279		Symbol Technologies, Inc	264,327
1,064		Tecumseh Products Co (Class A)	50,859
467		Tennant Co	18,517
3,467	*	Terex Corp	165,203
902		Thomas Industries, Inc	36,008
3,908		Timken Co	101,686
1,546		Toro Co	125,767
531	*	Transact Technologies, Inc	11,342
1,284	*	Ultratech, Inc	24,203
3,009	*	UNOVA, Inc	76,098

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,466	*	Veeco Instruments, Inc	$30,889
12,972	*	Western Digital Corp	140,616
733		Woodward Governor Co	52,490
53,070	*	Xerox Corp	902,721
11,001	*	Xybernaut Corp	13,531
2,824		York International Corp	97,541
3,802	*	Zebra Technologies Corp (Class A)	213,977

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	61,833,791

INSTRUMENTS AND RELATED PRODUCTS - 3.01%
1,086	*	Abaxis, Inc	15,736
948	*	Abiomed, Inc	14,637
588	*	ADE Corp	11,007
2,235	*	Advanced Medical Optics, Inc	91,948
1,420	*	Advanced Neuromodulation Systems, Inc	56,033
32,021	*	Agilent Technologies, Inc	771,730
1,396	*	Aksys Ltd	7,762
3,238	*	Align Technology, Inc	34,809
1,570	*	American Medical Systems Holdings, Inc	65,642
650		Analogic Corp	29,114
13,646		Applera Corp (Applied Biosystems Group)	285,338
1,467		Arrow International, Inc	45,462
1,323	*	Arthrocare Corp	42,415
764	*	Aspect Medical Systems, Inc	18,687
1,105	*	August Technology Corp	11,636
6,946		Bard (C.R.), Inc	444,405
3,568		Bausch & Lomb, Inc	229,993
40,753		Baxter International, Inc	1,407,609
4,125		Beckman Coulter, Inc	276,334
16,803		Becton Dickinson & Co	954,410
922		BEI Technologies, Inc	28,471
3,137		Biolase Technology, Inc	34,099
17,005		Biomet, Inc	737,847
1,374	*	Bio-Rad Laboratories, Inc (Class A)	78,826
43,763	*	Boston Scientific Corp	1,555,775
1,108	*	Bruker BioSciences Corp	4,465
782	*	Candela Corp	8,884
4,271	*	Cardiac Science, Inc	9,140
1,946	*	Cardiodynamics International Corp	10,061
3,073	*	Cepheid, Inc	30,546
272	*	Closure Medical Corp	5,304
2,484		Cognex Corp	69,304
1,923	*	Coherent, Inc	58,536
1,156		Cohu, Inc	21,455
1,587	*	Conceptus, Inc	12,879
1,872	*	Conmed Corp	53,202
2,221		Cooper Cos, Inc	156,780
5,987	*	Credence Systems Corp	54,781
1,935	*	CTI Molecular Imaging, Inc	27,458
1,219	*	Cyberonics, Inc	25,258
1,561	*	Cyberoptics Corp	23,212
6,975	*	Cytyc Corp	192,301
717		Datascope Corp	28,458
5,634		Dentsply International, Inc	316,631
1,312	*	Depomed, Inc	7,085
1,155	*	Dionex Corp	65,454
1,111	*	DJ Orthopedics, Inc	23,798
1,781	*	DRS Technologies, Inc	76,067

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

19,390		Eastman Kodak Co	$625,328
762		EDO Corp	24,194
3,994	*	Edwards Lifesciences Corp	164,792
1,914	*	Encore Medical Corp	12,996
1,365	*	Endocardial Solutions, Inc	15,971
767	*	ESCO Technologies, Inc	58,791
301	*	Exactech, Inc	5,505
745	*	Excel Technology, Inc	19,370
410		E-Z-Em-Inc	5,986
658	*	Faro Technologies, Inc	20,516
1,576	*	FEI Co	33,096
7,481	*	Fisher Scientific International, Inc	466,665
2,092	*	Flir Systems, Inc	133,449
1,725	*	Formfactor, Inc	46,817
2,332	*	Fossil, Inc	59,792
20,778		Guidant Corp	1,498,094
1,214	*	Haemonetics Corp	43,959
1,182	*	Hanger Orthopedic Group, Inc	9,574
528	*	Herley Industries, Inc	10,740
1,698	*	Hologic, Inc	46,644
590	*	ICU Medical, Inc	16,131
1,128	*	I-Flow Corp	20,563
739		II-VI, Inc	31,400
1,810	*	Illumina, Inc	17,159
2,448	*	Inamed Corp	154,836
4,566	*	Input/Output, Inc	40,363
1,213	*	Integra LifeSciences Holding	44,796
1,000	*	Intralase Corp	23,480
2,084	*	Intuitive Surgical, Inc	83,402
2,156		Invacare Corp	99,737
1,379	*	Ionics, Inc	59,766
458	*	Ista Pharmaceuticals, Inc	4,635
1,297	*	Itron, Inc	31,011
1,644	*	Ixia	27,636
618		Keithley Instruments, Inc	12,175
593	*	Kensey Nash Corp	20,476
13,270	*	KLA-Tencor Corp	618,117
897	*	KVH Industries, Inc	8,791
1,448	*	Kyphon, Inc	37,300
1,662	*	Laserscope	59,682
485	*	LeCroy Corp	11,320
4,732	*	Lexar Media, Inc	37,099
3,841	*	LTX Corp	29,537
665	*	Measurement Specialties, Inc	16,931
393	*	Medical Action Industries, Inc	7,742
80,475		Medtronic, Inc	3,997,193
2,724		Mentor Corp	91,908
1,458	*	Merit Medical Systems, Inc	22,278
2,900	*	Mettler-Toledo International, Inc	148,799
505	*	Micro Therapeutics, Inc	1,894
3,232	*	Millipore Corp	160,986
1,401		Mine Safety Appliances Co	71,031
2,017	*	MKS Instruments, Inc	37,415
934	*	Molecular Devices Corp	18,773
856		Movado Group, Inc	15,964
1,114		MTS Systems Corp	37,664
5,116	*	Nanogen, Inc	37,654
2,429	*	Newport Corp	34,249
2,130		Oakley, Inc	27,158
1,425	*	Ocular Sciences, Inc	69,839

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,630	*	Orbital Sciences Corp	$42,943
2,148	*	Orthologic Corp	13,425
2,524	*	Orthovita, Inc	10,576
747	*	Palomar Medical Technologies, Inc	19,474
8,352		PerkinElmer, Inc	187,859
1,734	*	Photon Dynamics, Inc	42,102
4,003	*	Pinnacle Systems, Inc	24,418
934	*	Possis Medical, Inc	12,590
4,747	*	RAE Systems, Inc	34,653
29,888		Raytheon Co	1,160,551
2,103	*	Resmed, Inc	107,463
2,340	*	Respironics, Inc	127,202
200	*	Retractable Technologies, Inc	920
12,648		Rockwell Automation, Inc	626,708
987	*	Rofin-Sinar Technologies, Inc	41,898
2,847		Roper Industries, Inc	173,012
592	*	Rudolph Technologies, Inc	10,165
682	*	Sirf Technology Holdings, Inc	8,675
1,836	*	Sola International, Inc	50,563
1,146	*	Sonic Innovations, Inc	4,779
1,348	*	Sonic Solutions, Inc	30,249
721	*	SonoSite, Inc	24,478
23,324	*	St. Jude Medical, Inc	977,975
4,741	*	Star Scientific, Inc	24,108
4,658	*	Steris Corp	110,488
18,984		Stryker Corp	915,978
2,415	*	Sybron Dental Specialties, Inc	85,478
269		Sypris Solutions, Inc	4,118
2,902	*	Techne Corp	112,888
5,698		Tektronix, Inc	172,137
2,416		Teleflex, Inc	125,487
12,198	*	Teradyne, Inc	208,220
11,375	*	Thermo Electron Corp	343,411
2,775	*	Thermogenesis	17,594
2,970	*	Thoratec Corp	30,947
3,007	*	Trimble Navigation Ltd	99,351
1,711	*	TriPath Imaging, Inc	15,348
467		United Industrial Corp	18,092
875	*	Urologix, Inc	5,661
9,094	*	Varian Medical Systems, Inc	393,225
2,372	*	Varian, Inc	97,276
851	*	Ventana Medical Systems, Inc	54,455
2,248	*	Viasys Healthcare, Inc	42,731
1,422	*	Viisage Technology, Inc	12,812
3,031	*	Visx, Inc	78,412
234		Vital Signs, Inc	9,107
7,905	*	Waters Corp	369,875
1,653	*	Wright Medical Group, Inc	47,111
1,207		X-Rite, Inc	19,324
220		Young Innovations, Inc	7,421
16,171	*	Zimmer Holdings, Inc	1,295,621
467	*	Zoll Medical Corp	16,065
701	*	Zygo Corp	8,265

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,593,637

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.33%
20,635		AON Corp	$492,351
3,507		Brown & Brown, Inc	152,730
856	*	Clark, Inc	13,285
1,257		Crawford & Co (Class B)	9,428
6,356		Gallagher (Arthur J.) & Co	206,570
2,049		Hilb, Rogal & Hamilton Co	74,256
34,632		Marsh & McLennan Cos, Inc	1,139,393
17,479	*	Medco Health Solutions, Inc	727,126
2,076		National Financial Partners Corp	80,549
2,193	*	USI Holdings Corp	25,373

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,921,061

INSURANCE CARRIERS - 4.92%
2,366		21st Century Insurance Group	32,178
9,992		Aetna, Inc	1,246,502
33,730		Aflac, Inc	1,343,803
2,825		Alfa Corp	42,898
372	*	Alleghany Corp	106,113
3,914	*	Allmerica Financial Corp	128,497
46,381		Allstate Corp	2,398,825
7,138		Ambac Financial Group, Inc	586,244
1,262		American Equity Investment Life Holding Co	13,592
2,752		American Financial Group, Inc	86,165
152,263		American International Group, Inc	9,999,176
579		American National Insurance Co	60,309
425	*	American Physicians Capital, Inc	15,309
1,648	*	AMERIGROUP Corp	124,688
2,399		AmerUs Group Co	108,675
2,029	*	Argonaut Group, Inc	42,873
5,172		Assurant, Inc	158,005
314		Baldwin & Lyons, Inc (Class B)	8,412
4,258		Berkley (W.R.) Corp	200,850
941		Bristol West Holdings, Inc	18,820
2,794	*	Centene Corp	79,210
1,876	*	Ceres Group, Inc	9,680
12,596		Chubb Corp	968,632
9,163		Cigna Corp	747,426
10,065		Cincinnati Financial Corp	445,477
1,411	*	Citizens, Inc	8,988
2,234	*	CNA Financial Corp	59,670
801	*	CNA Surety Corp	10,693
1,584		Commerce Group, Inc	96,687
9,873	*	Conseco, Inc	196,966
2,853	*	Danielson Holdings Corp	24,108
1,515		Delphi Financial Group, Inc (Class A)	69,917
1,485		Direct General Corp	47,669
165		Donegal Group, Inc	3,783
78		EMC Insurance Group, Inc	1,688
1,900		Erie Indemnity Co (Class A)	99,883
615		FBL Financial Group, Inc (Class A)	17,558
10,205		Fidelity National Financial, Inc	466,062
5,063		First American Corp	177,914
499	*	FPIC Insurance Group, Inc	17,655
9,160		Genworth Financial, Inc	247,320
311		Great American Financial Resources, Inc	5,402
1,226		Harleysville Group, Inc	29,265
19,456		Hartford Financial Services Group, Inc	1,348,495

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,383		HCC Insurance Holdings, Inc	$145,165
7,320	*	Health Net, Inc	211,328
783	*	HealthExtras, Inc	12,763
2,555		Horace Mann Educators Corp	48,749
10,765	*	Humana, Inc	319,613
437		Independence Holding Co	8,063
1,685		Infinity Property & Casualty Corp	59,312
9,523		Jefferson-Pilot Corp	494,815
175		Kansas City Life Insurance Co	8,278
1,478		Landamerica Financial Group, Inc	79,709
3,701		Leucadia National Corp	257,145
11,811		Lincoln National Corp	551,337
9,515		Loews Corp	668,905
600	*	Markel Corp	218,400
9,462		MBIA, Inc	598,755
1,823		Mercury General Corp	109,234
26,603		MetLife, Inc	1,077,688
6,345		MGIC Investment Corp	437,234
389		Midland Co	12,164
645	*	Molina Healthcare, Inc	29,915
136	*	National Western Life Insurance Co (Class A)	22,659
3,708		Nationwide Financial Services, Inc (Class A)	141,757
533	*	Navigators Group, Inc	16,049
39		NYMAGIC, Inc	987
1,027		Odyssey Re Holdings Corp	25,891
4,516	*	Ohio Casualty Corp	104,816
11,239		Old Republic International Corp	284,347
5,557	*	Pacificare Health Systems, Inc	314,082
467		Penn-America Group, Inc	7,052
1,409	*	Philadelphia Consolidated Holding Corp	93,191
6,311		Phoenix Cos, Inc	78,888
195	*	Pico Holdings, Inc	4,050
1,596	*	PMA Capital Corp (Class A)	16,519
6,199		PMI Group, Inc	258,808
1,846		Presidential Life Corp	31,308
21,239		Principal Financial Group	869,525
1,934	*	ProAssurance Corp	75,639
13,437		Progressive Corp	1,139,995
4,506		Protective Life Corp	192,361
35,017		Prudential Financial, Inc	1,924,534
6,240		Radian Group, Inc	332,218
1,927		Reinsurance Group of America, Inc	93,363
1,793		RLI Corp	74,535
8,789		Safeco Corp	459,137
467		Safety Insurance Group, Inc	14,547
2,101		Selective Insurance Group, Inc	92,948
1,431	*	Sierra Health Services, Inc	78,862
43,919		St. Paul Travelers Cos, Inc	1,628,077
1,860		Stancorp Financial Group, Inc	153,450
1,201		State Auto Financial Corp	31,046
1,243		Stewart Information Services Corp	51,771
7,369		Torchmark Corp	421,065
1,910		Transatlantic Holdings, Inc	118,095
880	*	Triad Guaranty, Inc	53,222
2,140		UICI	72,546
1,100		United Fire & Casualty Co	37,081
44,110		UnitedHealth Group, Inc	3,883,003
2,846		Unitrin, Inc	129,351
1,645	*	Universal American Financial Corp	25,448

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

19,718		UnumProvident Corp	$353,741
2,244	*	Vesta Insurance Group, Inc	8,258
1,100	*	WellCare Health Plans, Inc	35,750
1,575	*	WellChoice, Inc	84,105
19,328	*	WellPoint, Inc	2,222,720
167		Wesco Financial Corp	65,631
662		Zenith National Insurance Corp	32,994

		TOTAL INSURANCE CARRIERS	43,406,076

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
623	*	Geo Group, Inc	16,559

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	16,559

LEATHER AND LEATHER PRODUCTS - 0.11%
1,223		Brown Shoe Co, Inc	36,482
12,329	*	Coach, Inc	695,356
1,402		K-Swiss, Inc (Class A)	40,826
527	*	Steven Madden Ltd	9,939
1,185	*	Timberland Co (Class A)	74,264
142		Weyco Group, Inc	6,289
2,545		Wolverine World Wide, Inc	79,964

		TOTAL LEATHER AND LEATHER PRODUCTS	943,120

LEGAL SERVICES - 0.00%
1,059		Pre-Paid Legal Services, Inc	39,765

		TOTAL LEGAL SERVICES	39,765

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,458	*	Laidlaw International, Inc	138,201

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	138,201

LUMBER AND WOOD PRODUCTS - 0.11%
526		American Woodmark Corp	22,976
4,009	*	Champion Enterprises, Inc	47,386
806		Deltic Timber Corp	34,215
16,495		Georgia-Pacific Corp	618,233
3,256		Rayonier, Inc	159,251
424		Skyline Corp	17,299
1,281		Universal Forest Products, Inc	55,595

		TOTAL LUMBER AND WOOD PRODUCTS	954,955

METAL MINING - 0.28%
865		Cleveland-Cliffs, Inc	89,839
13,334	*	Coeur D'alene Mines Corp	52,403
9,890		Freeport-McMoRan Copper & Gold, Inc (Class A)	378,095
7,647	*	Hecla Mining Co	44,582
26,629		Newmont Mining Corp	1,182,594
6,015		Phelps Dodge Corp	595,004

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,110		Royal Gold, Inc	$38,486
876		Southern Peru Copper Corp	41,356
2,962	*	Stillwater Mining Co	33,352

		TOTAL METAL MINING	2,455,711

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
1,835		Blyth, Inc	54,243
4,517		Callaway Golf Co	60,980
898	*	Daktronics, Inc	22,351
489		Escalade, Inc	6,533
10,138		Hasbro, Inc	196,474
6,564	*	Identix, Inc	48,442
2,261	*	Jakks Pacific, Inc	49,991
3,372	*	K2, Inc	53,547
2,809	*	Leapfrog Enterprises, Inc	38,202
28,604		Mattel, Inc	557,492
1,570		Nautilus Group, Inc	37,947
506		Penn Engineering & Manufacturing Corp	9,159
883	*	RC2 Corp	28,786
545		Russ Berrie & Co, Inc	12,448
1,564	*	Shuffle Master, Inc	73,664
418	*	Steinway Musical Instruments, Inc	12,097
3,093	*	Yankee Candle Co, Inc	102,626

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,364,982

MISCELLANEOUS RETAIL - 1.47%
953	*	1-800-Flowers.com, Inc (Class A)	8,015
1,069	*	AC Moore Arts & Crafts, Inc	30,798
1,733	*	Alloy, Inc	13,985
19,716	*	Amazon.com, Inc	873,222
3,480	*	Barnes & Noble, Inc	112,300
1,264		Big 5 Sporting Goods Corp	36,833
352		Blair Corp	12,552
468		Blockbuster, Inc (Class B)	4,123
233	*	Blue Nile, Inc	6,435
4,873		Borders Group, Inc	123,774
600	*	Build-A-Bear Workshop, Inc	21,090
2,214		Cash America International, Inc	65,822
1,365	*	Coldwater Creek, Inc	42,138
26,284		CVS Corp	1,184,620
1,746	*	Dick's Sporting Goods, Inc	61,372
2,754	*	Drugstore.com, Inc	9,364
34,423	*	eBay, Inc	4,002,706
992		Hancock Fabrics, Inc	10,287
1,332	*	Hibbett Sporting Goods, Inc	35,445
1,866	*	Jill (J.) Group, Inc	27,785
1,678		Longs Drug Stores Corp	46,262
4,427	*	Marvel Enterprises, Inc	90,665
8,850		Michaels Stores, Inc	265,235
2,011		MSC Industrial Direct Co (Class A)	72,356
19,771	*	Office Depot, Inc	343,225
6,777		Omnicare, Inc	234,620
977	*	Overstock.com, Inc	67,413
1,760	*	Party City Corp	22,757
350	*	PC Connection, Inc	3,332
1,484	*	PC Mall, Inc	33,212

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,677	*	Petco Animal Supplies, Inc	$105,688
9,162		Petsmart, Inc	325,526
1,485	*	Priceline.com, Inc	35,031
27,268	*	Rite Aid Corp	99,801
729	*	Sharper Image Corp	13,742
1,937	*	Sports Authority, Inc	49,878
926		Stamps.com, Inc	14,668
32,803		Staples, Inc	1,105,789
9,334		Tiffany & Co	298,408
13,244	*	Toys 'R' Us, Inc	271,105
805	*	Valuevision International, Inc (Class A)	11,198
67,956		Walgreen Co	2,607,472
698		World Fuel Services Corp	34,760
3,332	*	Zale Corp	99,527

		TOTAL MISCELLANEOUS RETAIL	12,934,336

MOTION PICTURES - 1.36%
1,979	*	Avid Technology, Inc	122,203
13,544		Blockbuster, Inc (Class A)	129,210
477		Carmike Cinemas, Inc	17,411
2,000	*	DreamWorks Animation SKG, Inc (Class A)	75,020
3,941	*	Hollywood Entertainment Corp	51,588
178,274	*	Liberty Media Corp (Class A)	1,957,449
4,443		Metro-Goldwyn-Mayer, Inc	52,783
1,653		Movie Gallery, Inc	31,523
3,372	*	NetFlix, Inc	41,577
623	*	Reading International, Inc	5,208
2,563		Regal Entertainment Group (Class A)	53,182
290,736	*	Time Warner, Inc	5,651,908
136,084		Walt Disney Co	3,783,163

		TOTAL MOTION PICTURES	11,972,225

NONDEPOSITORY INSTITUTIONS - 2.38%
1,417	*	Accredited Home Lenders Holding Co	70,397
1,468		Advanta Corp (Class A)	33,206
1,300		Advanta Corp (Class B)	31,551
5,222		American Capital Strategies Ltd	174,154
75,050		American Express Co	4,230,569
10,410	*	AmeriCredit Corp	254,525
577		Asta Funding, Inc	15,487
822		Beverly Hills Bancorp, Inc	8,302
15,809		Capital One Financial Corp	1,331,276
4,274	*	CapitalSource, Inc	109,714
2,807		CharterMac	68,603
14,270		CIT Group, Inc	653,851
1,161	*	CompuCredit Corp	31,742
36,889		Countrywide Financial Corp	1,365,262
662	*	Credit Acceptance Corp	16,848
5,370		Doral Financial Corp	264,473
755	*	Encore Capital Group, Inc	17,954
64,201		Fannie Mae	4,571,753
396		Federal Agricultural Mortgage Corp (Class C)	9,227
1,153		Financial Federal Corp	45,198
730	*	First Cash Financial Services, Inc	19,498
1,186	*	First Marblehead Corp	66,713
45,658		Freddie Mac	3,364,995
75,365		MBNA Corp	2,124,539

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,977		MCG Capital Corp	$33,866
2,007	*	Metris Cos, Inc	25,589
504	*	Nelnet, Inc	13,573
18,512	*	Providian Financial Corp	304,893
29,119		SLM Corp	1,554,663
207		Student Loan Corp	38,088
200	*	United PanAm Financial Corp	3,812
1,645		Westcorp	75,555
634	*	WFS Financial, Inc	32,195
727	*	World Acceptance Corp	20,000

		TOTAL NONDEPOSITORY INSTITUTIONS	20,982,071

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
1,340		Amcol International Corp	26,921
939		Compass Minerals International, Inc	22,752
6,990		Vulcan Materials Co	381,724

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	431,397

OIL AND GAS EXTRACTION - 1.80%
16,201		Anadarko Petroleum Corp	1,050,051
21,008		Apache Corp	1,062,375
230	*	Atlas America, Inc	8,223
675	*	Atwood Oceanics, Inc	35,168
1,626		Berry Petroleum Co (Class A)	77,560
10,543		BJ Services Co	490,671
3,080	*	Brigham Exploration Co	27,720
25,593		Burlington Resources, Inc	1,113,296
2,546		Cabot Oil & Gas Corp (Class A)	112,661
2,378	*	Cal Dive International, Inc	96,904
2,080	*	Callon Petroleum Co	30,077
1,675	*	Cheniere Energy, Inc	106,698
17,142		Chesapeake Energy Corp	282,843
3,167	*	Cimarex Energy Co	120,029
974	*	Clayton Williams Energy, Inc	22,305
2,644	*	Comstock Resources, Inc	58,300
1,987	*	Delta Petroleum Corp	31,156
4,002	*	Denbury Resources, Inc	109,855
30,996		Devon Energy Corp	1,206,364
3,906		Diamond Offshore Drilling, Inc	156,435
2,106	*	Edge Petroleum Corp	30,705
1,894	*	Encore Acquisition Co	66,120
2,597	*	Energy Partners Ltd	52,641
9,862		ENSCO International, Inc	313,020
7,491		EOG Resources, Inc	534,558
3,349	*	Forest Oil Corp	106,230
3,263	*	FX Energy, Inc	38,112
5,303	*	Global Industries Ltd	43,962
11,591	*	Grey Wolf, Inc	61,085
4,779	*	Hanover Compressor Co	67,527
2,428	*	Harvest Natural Resources, Inc	41,932
3,060		Helmerich & Payne, Inc	104,162
1,001	*	Houston Exploration Co	56,366
3,725	b*	KCS Energy, Inc	55,056
8,528		Kerr-McGee Corp	492,833
9,823	*	Key Energy Services, Inc	115,911
7,205	*	Magnum Hunter Resources, Inc	92,945
165	*	Magnum Hunter Resources, Inc Wts 03/21/05	54
22,951		Marathon Oil Corp	863,187

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,096	*	McMoRan Exploration Co	$39,195
4,852	*	Meridian Resource Corp	29,355
5,824	*	Mission Resources Corp	34,012
4,370	*	Newfield Exploration Co	258,049
5,810	*	Newpark Resources, Inc	29,922
3,547		Noble Energy, Inc	218,708
25,681		Occidental Petroleum Corp	1,498,743
1,552	*	Oceaneering International, Inc	57,921
5,867	*	Parker Drilling Co	23,057
4,388		Patina Oil & Gas Corp	164,550
10,622		Patterson-UTI Energy, Inc	206,598
1,634		Penn Virginia Corp	66,291
272	v*	PetroCorp, Inc (Escrow)	-
1,411	*	Petroleum Development Corp	54,422
9,235		Pioneer Natural Resources Co	324,149
5,403	*	Plains Exploration & Production Co	140,478
4,641		Pogo Producing Co	225,042
7,235	*	Pride International, Inc	148,607
2,336	*	Quicksilver Resources, Inc	85,918
4,737		Range Resources Corp	96,919
1,943	*	Remington Oil & Gas Corp	52,947
6,712		Rowan Cos, Inc	173,841
584		RPC, Inc	14,670
1,220	*	Seacor Smit, Inc	65,148
2,268	*	Southwestern Energy Co	114,965
2,226	*	Spinnaker Exploration Co	78,066
2,176		St. Mary Land & Exploration Co	90,826
1,819	*	Stone Energy Corp	82,063
3,374	*	Superior Energy Services, Inc	51,993
2,001	*	Swift Energy Co	57,909
1,746	*	Syntroleum Corp	14,020
1,388	*	Tetra Technologies, Inc	39,280
4,585		Tidewater, Inc	163,272
750	*	Todco	13,815
506	*	Transmontaigne, Inc	3,102
2,463	*	Unit Corp	94,111
17,109		Unocal Corp	739,793
6,276	*	Varco International, Inc	182,945
3,004	*	Veritas DGC, Inc	67,320
4,014		Vintage Petroleum, Inc	91,078
1,301	*	W-H Energy Services, Inc	29,090
2,306	*	Whiting Petroleum Corp	69,757
16,246		XTO Energy, Inc	574,783

		TOTAL OIL AND GAS EXTRACTION	15,901,827

PAPER AND ALLIED PRODUCTS - 0.70%
7,280		Bemis Co	211,775
3,628		Bowater, Inc	159,523
2,529	*	Buckeye Technologies, Inc	32,902
1,754	*	Caraustar Industries, Inc	29,502
1,213		Chesapeake Corp	32,945
1,567		Glatfelter	23,944
5,152	*	Graphic Packaging Corp	37,094
1,058		Greif, Inc (Class A)	59,248
32,177		International Paper Co	1,351,476
33,306		Kimberly-Clark Corp	2,191,868
3,108		Longview Fibre Co	56,379
13,172		MeadWestvaco Corp	446,399

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

985		Neenah Paper, Inc	$32,111
5,747		OfficeMax, Inc	180,341
4,274		Packaging Corp of America	100,653
10,713	*	Pactiv Corp	270,932
2,164	*	Playtex Products, Inc	17,290
817		Pope & Talbot, Inc	13,979
1,833		Potlatch Corp	92,713
2,012		Rock-Tenn Co (Class A)	30,502
934		Schweitzer-Mauduit International, Inc	31,709
15,926	*	Smurfit-Stone Container Corp	297,498
7,007		Sonoco Products Co	207,758
3,629		Temple-Inland, Inc	248,224
2,841		Wausau-Mosinee Paper Corp	50,740

		TOTAL PAPER AND ALLIED PRODUCTS	6,207,505

PERSONAL SERVICES - 0.17%
2,656	b*	Alderwoods Group, Inc	30,225
595		Angelica Corp	16,095
7,802		Cintas Corp	342,196
1,100	*	Coinstar, Inc	29,513
1,455		G & K Services, Inc (Class A)	63,176
11,045		H & R Block, Inc	541,205
2,300		Jackson Hewitt Tax Service, Inc	58,075
3,225		Regis Corp	148,834
19,696	*	Service Corp International	146,735
1,189		Unifirst Corp	33,625
2,553	*	Weight Watchers International, Inc	104,852

		TOTAL PERSONAL SERVICES	1,514,531

PETROLEUM AND COAL PRODUCTS - 4.18%
5,016		Amerada Hess Corp	413,218
4,301		Ashland, Inc	251,092
142,050		ChevronTexaco Corp	7,459,046
45,369		ConocoPhillips	3,939,390
1,500		ElkCorp	51,330
433,898		ExxonMobil Corp	22,241,611
1,440		Frontier Oil Corp	38,390
661	*	Giant Industries, Inc	17,523
1,949	*	Headwaters, Inc	55,547
1,090		Holly Corp	30,378
4,185		Lubrizol Corp	154,259
12,835		Lyondell Chemical Co	371,188
5,279		Murphy Oil Corp	424,696
2,463		Premcor, Inc	103,865
4,816		Sunoco, Inc	393,515
3,969	*	Tesoro Corp	126,452
16,632		Valero Energy Corp	755,093
1,256		WD-40 Co	35,683

		TOTAL PETROLEUM AND COAL PRODUCTS	36,862,276

PRIMARY METAL INDUSTRIES - 0.58%
8,027	*	AK Steel Holding Corp	116,151
57,560		Alcoa, Inc	1,808,535
2,148	*	Aleris International, Inc	36,344

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

6,080		Allegheny Technologies, Inc	$131,754
10,593	*	Andrew Corp	144,383
3,628		Belden CDT, Inc	84,170
1,043	*	Brush Engineered Materials, Inc	19,296
1,419		Carpenter Technology Corp	82,955
1,184	*	Century Aluminum Co	31,092
3,358	*	CommScope, Inc	63,466
1,683		Curtiss-Wright Corp	96,621
934	*	Encore Wire Corp	12,450
8,787		Engelhard Corp	269,497
2,445	*	General Cable Corp	33,863
1,285		Gibraltar Industries, Inc	30,352
806	*	International Steel Group, Inc	32,691
2,289	*	Lone Star Technologies, Inc	76,590
2,003		Matthews International Corp (Class A)	73,710
2,665	*	Maverick Tube Corp	80,750
2,118		Mueller Industries, Inc	68,200
545		NN, Inc	7,199
1,940	*	NS Group, Inc	53,932
10,206		Nucor Corp	534,182
2,552	*	Oregon Steel Mills, Inc	51,780
4,271		Precision Castparts Corp	280,519
1,022		Quanex Corp	70,079
1,129	*	RTI International Metals, Inc	23,190
2,047		Ryerson Tull, Inc	32,240
1,219		Schnitzer Steel Industries, Inc (Class A)	41,361
2,383		Steel Dynamics, Inc	90,268
624		Steel Technologies, Inc	17,166
1,490		Texas Industries, Inc	92,946
1,305	*	Titanium Metals Corp	31,503
2,524		Tredegar Corp	51,010
7,016		United States Steel Corp	359,570
600	*	Wheeling-Pittsburgh Corp	23,124
4,173		Worthington Industries, Inc	81,707

		TOTAL PRIMARY METAL INDUSTRIES	5,134,646

PRINTING AND PUBLISHING - 0.81%
3,948		American Greetings Corp (Class A)	100,082
1,484		Banta Corp	66,424
6,392		Belo (A.H.) Corp Series A	167,726
2,140		Bowne & Co, Inc	34,796
777	*	Consolidated Graphics, Inc	35,664
401		Courier Corp	20,820
432		CSS Industries, Inc	13,720
3,000		Dex Media, Inc	74,880
3,874		Dow Jones & Co, Inc	166,814
904		Ennis, Inc	17,402
4,260		EW Scripps Co	205,673
16,841		Gannett Co, Inc	1,375,910
1,957		Harland (John H.) Co	70,648
3,556		Harte-Hanks, Inc	92,385
3,571		Hollinger International, Inc	55,993
1,256		Journal Communications, Inc	22,696
3,309	*	Journal Register Co	63,963
5,301		Knight Ridder, Inc	354,849
2,980		Lee Enterprises, Inc	137,318
1,167	*	Martha Stewart Living Omnimedia, Inc (Class A)	33,866
1,339		McClatchy Co (Class A)	96,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

12,680		McGraw-Hill Cos, Inc	$1,160,727
1,359		Media General, Inc (Class A)	88,077
2,436		Meredith Corp	132,031
9,934		New York Times Co (Class A)	405,307
1,215	*	Playboy Enterprises, Inc (Class B)	14,932
8,211	*	Primedia, Inc	31,202
506		Pulitzer, Inc	32,814
14,181		R.R. Donnelley & Sons Co	500,447
6,692		Reader's Digest Association, Inc (Class A)	93,086
2,135	*	Scholastic Corp	78,910
970		Standard Register Co	13,696
624		Thomas Nelson, Inc	14,102
16,609		Tribune Co	699,903
3,390	*	Valassis Communications, Inc	118,684
450		Washington Post Co (Class B)	442,359
2,878		Wiley (John) & Sons, Inc (Class A)	100,270

		TOTAL PRINTING AND PUBLISHING	7,134,330

RAILROAD TRANSPORTATION - 0.47%
53,122	*	ADC Telecommunications, Inc	142,367
24,697		Burlington Northern Santa Fe Corp	1,168,415
14,483		CSX Corp	580,479
1,160		Florida East Coast Industries	52,316
958	*	Genesee & Wyoming, Inc (Class A)	26,949
3,879	*	Kansas City Southern Industries, Inc	68,775
25,959		Norfolk Southern Corp	939,456
17,267		Union Pacific Corp	1,161,206

		TOTAL RAILROAD TRANSPORTATION	4,139,963

REAL ESTATE - 0.10%
238	*	Avatar Holdings, Inc	11,448
6,422		Catellus Development Corp	196,513
1,500	*	CB Richard Ellis Group, Inc	50,325
285		Consolidated-Tomoka Land Co	12,255
2,120		Forest City Enterprises, Inc (Class A)	122,006
1,957	*	Jones Lang LaSalle, Inc	73,211
1,446		LNR Property Corp	90,968
684	*	Orleans Homebuilders, Inc	13,577
3,545		St. Joe Co	227,589
8,580	*	Stewart Enterprises, Inc (Class A)	59,974
2,666	*	Trammell Crow Co	48,281

		TOTAL REAL ESTATE	906,147

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
1,231	*	Applied Films Corp	26,540
2,419		Aptargroup, Inc	127,675
706		Bandag, Inc	35,166
4,735		Cooper Tire & Rubber Co	102,039
557	*	Deckers Outdoor Corp	26,173
10,756	*	Goodyear Tire & Rubber Co	157,683
1,692	*	Jarden Corp	73,500
2,015		Myers Industries, Inc	25,792
10,873		Nike, Inc (Class B)	986,072

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

467		Quixote Corp	$9,494
3,328		Reebok International Ltd	146,432
1,876		Schulman (A.), Inc	40,165
5,566	*	Sealed Air Corp	296,501
2,143	*	Skechers U.S.A., Inc (Class A)	27,773
1,360		Spartech Corp	36,842
639	*	Trex Co, Inc	33,509
3,245		Tupperware Corp	67,236

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,218,592

SECURITY AND COMMODITY BROKERS - 2.07%
5,320		A.G. Edwards, Inc	229,877
1,665	*	Affiliated Managers Group, Inc	112,787
14,273	*	Ameritrade Holding Corp	202,962
7,040		Bear Stearns Cos, Inc	720,262
500		BKF Capital Group, Inc	18,950
1,234		Blackrock, Inc	95,339
1,300		Calamos Asset Management, Inc (Class A)	35,100
66,293		Charles Schwab Corp	792,876
2,155		Chicago Mercantile Exchange	492,849
23,538	*	E*Trade Financial Corp	351,893
4,580		Eaton Vance Corp	238,847
6,098		Federated Investors, Inc (Class B)	185,379
10,691		Franklin Resources, Inc	744,628
330		Gabelli Asset Management, Inc (Class A)	16,012
21,672		Goldman Sachs Group, Inc	2,254,755
312		Greenhill & Co, Inc	8,954
8,314	*	Instinet Group, Inc	50,133
2,555	*	Investment Technology Group, Inc	51,100
4,251		Investors Financial Services Corp	212,465
16,116		Janus Capital Group, Inc	270,910
3,159		Jefferies Group, Inc	127,245
7,218	*	Knight Trading Group, Inc	79,037
4,052	*	LaBranche & Co, Inc	36,306
6,890		Legg Mason, Inc	504,761
18,324		Lehman Brothers Holdings, Inc	1,602,984
63,570		Merrill Lynch & Co, Inc	3,799,579
72,943		Morgan Stanley	4,049,795
1,189		Nuveen Investments, Inc	46,930
1,234	*	Piper Jaffray Cos	59,170
4,061		Raymond James Financial, Inc	125,810
506		Sanders Morris Harris Group, Inc	9,012
4,255		SEI Investments Co	178,412
278	*	Stifel Financial Corp	5,824
607		SWS Group, Inc	13,305
7,432		T Rowe Price Group, Inc	462,270
39		Value Line, Inc	1,530
5,018		Waddell & Reed Financial, Inc (Class A)	119,880

		TOTAL SECURITY AND COMMODITY BROKERS	18,307,928

SOCIAL SERVICES - 0.01%
821	*	Bright Horizons Family Solutions, Inc	53,168
2,184	*	Res-Care, Inc	33,240

		TOTAL SOCIAL SERVICES	86,408

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

SPECIAL TRADE CONTRACTORS - 0.04%
767		Chemed Corp	$51,473
2,392	*	Comfort Systems U.S.A., Inc	18,371
3,227	*	Dycom Industries, Inc	98,488
942	*	EMCOR Group, Inc	42,560
2,063	*	Integrated Electrical Services, Inc	9,985
613	*	Layne Christensen Co	11,126
4,710	*	Matrix Service Co	37,963
6,282	*	Quanta Services, Inc	50,256

		TOTAL SPECIAL TRADE CONTRACTORS	320,222

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
333		Ameron International Corp	12,621
612	*	Anchor Glass Container Corp	4,113
1,799		Apogee Enterprises, Inc	24,125
1,543	*	Cabot Microelectronics Corp	61,836
734		CARBO Ceramics, Inc	50,646
90,753	*	Corning, Inc	1,068,163
718		Eagle Materials, Inc	61,999
491		Eagle Materials, Inc (Class B)	41,391
1,976		Florida Rock Industries, Inc	117,631
2,035		Lafarge North America, Inc	104,436
799		Libbey, Inc	17,746
6,675	*	Owens-Illinois, Inc	151,189
2,355	b*	USG Corp	94,836

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,810,732

TOBACCO PRODUCTS - 1.11%
135,694		Altria Group, Inc	8,290,903
4,103		Loews Corp (Carolina Group)	118,782
9,803		Reynolds American, Inc	770,516
1,862		Universal Corp (Virginia)	89,078
10,507		UST, Inc	505,492
2,827		Vector Group Ltd	47,013

		TOTAL TOBACCO PRODUCTS	9,821,784

TRANSPORTATION BY AIR - 0.42%
5,257	*	Airtran Holdings, Inc	56,250
1,668	*	Alaska Air Group, Inc	55,861
2,185	*	America West Holdings Corp (Class B)	14,377
10,465	*	AMR Corp	114,592
4,183	*	Continental Airlines, Inc (Class B)	56,638
8,929	*	Delta Air Lines, Inc	66,789
3,930	*	ExpressJet Holdings, Inc	50,618
19,781		FedEx Corp	1,948,328
2,820	*	FLYi, Inc	4,991
1,338	*	Forward Air Corp	59,809
3,154	*	Frontier Airlines, Inc	35,987
6,118	*	JetBlue Airways Corp	142,060
1,973	*	Mesa Air Group, Inc	15,666
6,051	*	Northwest Airlines Corp	66,137

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,656	*	Offshore Logistics, Inc	$53,770
1,207	*	Pinnacle Airlines Corp	16,826
4,191		Skywest, Inc	84,071
52,577		Southwest Airlines Co	855,954

		TOTAL TRANSPORTATION BY AIR	3,698,724

TRANSPORTATION EQUIPMENT - 2.51%
2,812	*	AAR Corp	38,299
891	*	Aftermarket Technology Corp	14,345
2,921		American Axle & Manufacturing Holdings, Inc	89,558
1,273		Arctic Cat, Inc	33,760
4,619		ArvinMeritor, Inc	103,327
5,844		Autoliv, Inc	282,265
3,703	*	BE Aerospace, Inc	43,103
55,903		Boeing Co	2,894,098
6,106		Brunswick Corp	302,247
1,584		Clarcor, Inc	86,756
646		Coachmen Industries, Inc	11,215
24		Curtiss-Wright Corp (Class B)	1,350
10,390		Dana Corp	180,059
30,481		Delphi Corp	274,939
258	*	Ducommun, Inc	5,379
3,052		Federal Signal Corp	53,898
3,337	*	Fleetwood Enterprises, Inc	44,916
116,041		Ford Motor Co	1,698,854
3,562	*	GenCorp, Inc	66,146
13,208		General Dynamics Corp	1,381,557
30,464		General Motors Corp	1,220,428
5,002		Gentex Corp	185,174
11,537		Genuine Parts Co	508,320
7,349		Goodrich Corp	239,871
272		Greenbrier Cos, Inc	9,207
19,487		Harley-Davidson, Inc	1,183,835
4,147	*	Hayes Lemmerz International, Inc	36,618
1,365		Heico Corp	30,835
56,949		Honeywell International, Inc	2,016,564
1,160		Kaman Corp (Class A)	14,674
24,828		Lockheed Martin Corp	1,379,195
264		Marine Products Corp	6,893
2,176		Monaco Coach Corp	44,760
3,923	*	Navistar International Corp	172,534
395		Noble International Ltd	8,054
23,823		Northrop Grumman Corp	1,295,018
2,193		Oshkosh Truck Corp	149,957
11,679		Paccar, Inc	939,926
2,712		Polaris Industries, Inc	184,470
387	*	Sequa Corp (Class A)	23,665
1,129	*	Sports Resorts International, Inc	3,252
1,867		Standard Motor Products, Inc	29,499
130	*	Strattec Security Corp	8,141
1,395		Superior Industries International, Inc	40,525
2,497	*	Teledyne Technologies, Inc	73,487
2,946	*	Tenneco Automotive, Inc	50,789
7,924		Textron, Inc	584,791
2,268		Thor Industries, Inc	84,029
2,281		Trinity Industries, Inc	77,736
1,078	*	Triumph Group, Inc	42,581
2,092	*	TRW Automotive Holdings Corp	43,304

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

3,079	*	United Defense Industries, Inc	$145,483
34,063		United Technologies Corp	3,520,411
8,083		Visteon Corp	78,980
1,736	*	Wabash National Corp	46,750
2,471		Westinghouse Air Brake Technologies Corp	52,682
1,615		Winnebago Industries, Inc	63,082

		TOTAL TRANSPORTATION EQUIPMENT	22,201,591

TRANSPORTATION SERVICES - 0.13%
350		Ambassadors Group, Inc	12,464
5,539		C.H. Robinson Worldwide, Inc	307,525
2,224	*	EGL, Inc	66,475
6,787		Expeditors International of Washington, Inc	379,258
3,066		GATX Corp	90,631
762	*	HUB Group, Inc	39,792
875	*	Navigant International, Inc	10,649
2,520	*	Pacer International, Inc	53,575
2,127	*	RailAmerica, Inc	27,757
8,756		Sabre Holdings Corp	194,055

		TOTAL TRANSPORTATION SERVICES	1,182,181

TRUCKING AND WAREHOUSING - 0.50%
1,351		Arkansas Best Corp	60,646
2,997		CNF, Inc	150,150
389	*	Covenant Transport, Inc (Class A)	8,099
3,235		Heartland Express, Inc	72,690
3,418		Hunt (J.B.) Transport Services, Inc	153,297
1,856	*	Landstar System, Inc	136,676
569	*	Marten Transport Ltd	12,933
1,475	*	Old Dominion Freight Line	51,330
2,342		Overnite Corp	87,216
201	*	P.A.M. Transportation Services	3,769
3,400	*	Quality Distribution, Inc	28,696
925	*	SCS Transportation, Inc	21,617
1,520	*	Sirva, Inc	29,214
3,814	*	Swift Transportation Co, Inc	81,925
277	*	U.S. Xpress Enterprises, Inc (Class A)	8,116
37,952		United Parcel Service, Inc (Class B)	3,243,378
1,723		USF Corp	65,388
3,015		Werner Enterprises, Inc	68,260
2,987	*	Yellow Roadway Corp	166,406

		TOTAL TRUCKING AND WAREHOUSING	4,449,806

WATER TRANSPORTATION - 0.04%
2,502		Alexander & Baldwin, Inc	106,135
874	*	Gulfmark Offshore, Inc	19,464
1,100	*	Hornbeck Offshore Services, Inc	21,230
1,649	*	Kirby Corp	73,183
2,074		Overseas Shipholding Group, Inc	114,485
319	*	Seabulk International, Inc	3,863

		TOTAL WATER TRANSPORTATION	338,360

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.86%
270	*	1-800 Contacts, Inc	$5,940
972		Action Performance Cos, Inc	10,682
6,141		Adesa, Inc	130,312
1,770		Agilysys, Inc	30,338
3,405	*	Alliance Imaging, Inc	38,306
2,296		Anixter International, Inc	82,633
1,654		Applied Industrial Technologies, Inc	45,320
7,473	*	Arrow Electronics, Inc	181,594
1,678	*	Audiovox Corp (Class A)	26,479
2,121	*	Aviall, Inc	48,719
7,454	*	Avnet, Inc	135,961
929		Barnes Group, Inc	24,628
1,100	*	Beacon Roofing Supply, Inc	21,846
934	*	BioVeris Corp	6,828
3,524		BorgWarner, Inc	190,895
1,201	*	Brightpoint, Inc	23,468
2,279		Carlisle Cos, Inc	147,953
4,189		CDW Corp	277,940
553	*	Department 56, Inc	9,207
1,334	*	Digi International, Inc	22,931
1,365	*	Global Imaging Systems, Inc	53,918
1,284		Handleman Co	27,580
4,436		Hughes Supply, Inc	143,505
8,085		IKON Office Solutions, Inc	93,463
978	*	Imagistics International, Inc	32,919
7,217	*	Ingram Micro, Inc (Class A)	150,114
3,329	*	Insight Enterprises, Inc	68,311
548	*	Insurance Auto Auctions, Inc	12,286
490	*	INTAC International	6,370
197,095		Johnson & Johnson	12,499,828
945	*	Keystone Automotive Industries, Inc	21,971
2,278		Knight Transportation, Inc	56,494
197		Lawson Products, Inc	9,935
907	*	LKQ Corp	18,203
3,107		Martin Marietta Materials, Inc	166,722
1,583	*	Merge Technologies, Inc	35,222
1,095		Metal Management, Inc	29,423
1,197	*	Microtek Medical Holdings, Inc	4,860
2,201	*	Navarre Corp	38,738
2,768		Owens & Minor, Inc	77,975
8,392	*	Patterson Cos, Inc	364,129
3,592		Pep Boys-Manny Moe & Jack	61,315
5,196	*	PSS World Medical, Inc	65,028
1,754		Reliance Steel & Aluminum Co	68,336
8,753	*	Safeguard Scientifics, Inc	18,556
780	*	Scansource, Inc	48,485
3,318		SCP Pool Corp	105,844
1,317	*	TBC Corp	36,613
3,500	*	Tech Data Corp	158,900
5,073		W.W. Grainger, Inc	337,963
1,385		Watsco, Inc	48,780
1,428	*	WESCO International, Inc	42,326
2,943	*	Zoran Corp	34,080

		TOTAL WHOLESALE TRADE-DURABLE GOODS	16,400,172

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 0.72%
2,658		Acuity Brands, Inc	$84,524
622		Advanced Marketing Services, Inc	6,257
4,128		Airgas, Inc	109,433
1,224	*	Allscripts Healthcare Solutions, Inc	13,060
7,319		AmerisourceBergen Corp	429,479
4,157		Brown-Forman Corp (Class B)	202,363
28,488		Cardinal Health, Inc	1,656,635
763	*	Central European Distribution Corp	22,539
2,534		Chiquita Brands International, Inc	55,900
5,301		DIMON, Inc	35,623
2,577	*	Endo Pharmaceuticals Holdings, Inc	54,169
1,361		Getty Realty Corp	39,102
1,315	*	Hain Celestial Group, Inc	27,181
2,921	*	Henry Schein, Inc	203,418
519		Kenneth Cole Productions, Inc (Class A)	16,016
156	*	Maui Land & Pineapple Co	6,123
19,587		McKesson Corp	616,207
2,042	*	Men's Wearhouse, Inc	65,262
1,255	*	Metals USA, Inc	23,280
766		Nash Finch Co	28,924
3,269		Nu Skin Enterprises, Inc (Class A)	82,967
392	*	Nuco2, Inc	8,698
3,091	*	Performance Food Group Co	83,179
3,855		Perrigo Co	66,576
1,045	*	Perry Ellis International, Inc	21,266
2,124	*	Priority Healthcare Corp (Class B)	46,239
272	*	Provide Commerce, Inc	10,105
2,578		Russell Corp	50,219
1,564	*	School Specialty, Inc	60,308
777	*	Smart & Final, Inc	11,181
1,306		Standard Commercial Corp	25,415
2,335		Stride Rite Corp	26,082
8,797		Supervalu, Inc	303,672
42,386		Sysco Corp	1,617,846
1,935	*	Tractor Supply Co	72,001
2,754	*	United Natural Foods, Inc	85,649
2,196	*	United Stationers, Inc	101,455
1,300		Valhi, Inc	20,917

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,389,270

		TOTAL COMMON STOCKS
		(Cost $671,663,894)	883,287,746

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

PRINCIPAL		VALUE

SHORT TERM INVESTMENTS - 1.84%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.84%
	Federal Home Loan Bank (FHLB)
$16,210,000	1.000% 01/03/05	$16,207,096

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	16,207,096

	TOTAL SHORT TERM INVESTMENTS
	(Cost $16,208,874)	16,207,096

	TOTAL PORTFOLIO - 101.90%
	(Cost $687,914,661)	899,562,742

	OTHER ASSETS & LIABILITIES, NET - (1.90%)	(16,787,024)

	NET ASSETS - 100.00%	$882,775,718

*	Non-income producing
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open future contracts.
f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0.00 or 0.00% of net assets.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

Restricted security held by the Fund is as follows:
SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

McLeod (Escrow)	05/14/02	$-	$-

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS S&P 500 INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
SHARES			VALUE

COMMON STOCKS - 100.14%
AMUSEMENT AND RECREATION SERVICES - 0.07%
2,600		Harrah's Entertainment, Inc	$173,914

		TOTAL AMUSEMENT AND RECREATION SERVICES	173,914

APPAREL AND ACCESSORY STORES - 0.41%
20,000		Gap, Inc	422,400
9,574		Limited Brands, Inc	220,393
3,200		Nordstrom, Inc	149,536
10,800		TJX Cos, Inc	271,404

		TOTAL APPAREL AND ACCESSORY STORES	1,063,733

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
2,900		Jones Apparel Group, Inc	106,053
2,600		Liz Claiborne, Inc	109,746
2,500		VF Corp	138,450

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	354,249

AUTO REPAIR, SERVICES AND PARKING - 0.03%
1,500		Ryder System, Inc	71,655

		TOTAL AUTO REPAIR, SERVICES AND PARKING	71,655

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.11%
6,200	*	Autonation, Inc	119,102
1,800		Autozone, Inc	164,358

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	283,460

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.24%
50,200		Home Depot, Inc	2,145,548
2,700		Louisiana-Pacific Corp	72,198
17,600		Lowe's Cos	1,013,584

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,231,330

BUSINESS SERVICES - 6.44%
5,500		Adobe Systems, Inc	345,070
2,900	*	Affiliated Computer Services, Inc (Class A)	174,551
5,200		Autodesk, Inc	197,340
13,300		Automatic Data Processing, Inc	589,855
5,000	*	BMC Software, Inc	93,000
24,000		Cendant Corp	561,120
3,966	*	Citrix Systems, Inc	97,286
13,300		Computer Associates International, Inc	413,098
4,300	*	Computer Sciences Corp	242,391
8,819	*	Compuware Corp	57,059
3,400	*	Convergys Corp	50,966
6,900	*	Electronic Arts, Inc	425,592
11,700		Electronic Data Systems Corp	270,270
3,200		Equifax, Inc	89,920
19,008		First Data Corp	808,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

4,500	*	Fiserv, Inc	$180,855
5,157		IMS Health, Inc	119,694
9,400	*	Interpublic Group of Cos, Inc	125,960
4,200	*	Intuit, Inc	184,842
2,000	*	Mercury Interactive Corp	91,100
248,091	d	Microsoft Corp	6,626,511
2,800	*	Monster Worldwide, Inc	94,192
2,100	*	NCR Corp	145,383
9,200	*	Novell, Inc	62,100
4,200		Omnicom Group, Inc	354,144
117,210	*	Oracle Corp	1,608,121
7,200	*	Parametric Technology Corp	42,408
4,100		Robert Half International, Inc	120,663
11,153	*	Siebel Systems, Inc	117,107
76,900	*	Sun Microsystems, Inc	413,722
6,400	*	SunGard Data Systems, Inc	181,312
14,422	*	Symantec Corp	371,511
7,700	*	Unisys Corp	78,386
9,500	*	Veritas Software Corp	271,225
31,400	*	Yahoo!, Inc	1,183,152

		TOTAL BUSINESS SERVICES	16,788,506

CHEMICALS AND ALLIED PRODUCTS - 10.17%
35,600		Abbott Laboratories	1,660,740
5,200		Air Products & Chemicals, Inc	301,444
2,100		Alberto-Culver Co	101,997
3,000		Allergan, Inc	243,210
29,000	*	Amgen, Inc	1,860,350
2,500		Avery Dennison Corp	149,925
10,800		Avon Products, Inc	417,960
7,565	*	Biogen Idec, Inc	503,905
44,400		Bristol-Myers Squibb Co	1,137,528
4,138	*	Chiron Corp	137,920
3,400		Clorox Co	200,362
12,100		Colgate-Palmolive Co	619,036
21,500		Dow Chemical Co	1,064,465
22,700		Du Pont (E.I.) de Nemours & Co	1,113,435
1,700		Eastman Chemical Co	98,141
5,900		Ecolab, Inc	207,267
8,400	*	Forest Laboratories, Inc	376,824
5,600	*	Genzyme Corp	325,192
9,900	*	Gilead Sciences, Inc	346,401
22,700		Gillette Co	1,016,506
1,100		Great Lakes Chemical Corp	31,339
3,600	*	Hospira, Inc	120,600
2,100		International Flavors & Fragrances, Inc	89,964
5,500	*	King Pharmaceuticals, Inc	68,200
25,800		Lilly (Eli) & Co	1,464,150
5,800	*	MedImmune, Inc	157,238
50,700		Merck & Co, Inc	1,629,498
5,900		Mylan Laboratories, Inc	104,312
172,220	d	Pfizer, Inc	4,630,996
3,900		PPG Industries, Inc	265,824
7,400		Praxair, Inc	326,710
58,000		Procter & Gamble Co	3,194,640
5,100		Rohm & Haas Co	225,573
33,600		Schering-Plough Corp	701,568
3,200		Sherwin-Williams Co	142,816
1,700		Sigma-Aldrich Corp	102,782
2,500	*	Watson Pharmaceuticals, Inc	82,025
30,500		Wyeth	1,298,995

		TOTAL CHEMICALS AND ALLIED PRODUCTS	26,519,838

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

COMMUNICATIONS - 4.85%			$
7,000		Alltel Corp		411,320
18,200		AT&T Corp		346,892
10,400	*	Avaya, Inc		178,880
41,800		BellSouth Corp		1,161,622
2,900		CenturyTel, Inc		102,863
13,100		Clear Channel Communications, Inc		438,719
44,416	*	Comcast Corp (Class A)		1,478,164
6,450	*	Comcast Corp (Special Class A)		211,818
101,000	*	Lucent Technologies, Inc		379,760
25,400	*	Nextel Communications, Inc (Class A)		762,000
41,800	*	Qwest Communications International, Inc		185,592
75,800		SBC Communications, Inc		1,953,366
33,550		Sprint Corp		833,718
7,400	*	Univision Communications, Inc (Class A)		216,598
63,300		Verizon Communications, Inc		2,564,283
38,900		Viacom, Inc (Class B)		1,415,571

		TOTAL COMMUNICATIONS		12,641,166

DEPOSITORY INSTITUTIONS - 10.12%
8,100		AmSouth Bancorp		209,790
92,304		Bank of America Corp		4,337,365
17,700		Bank of New York Co, Inc		591,534
12,600		BB&T Corp		529,830
118,600		Citigroup, Inc		5,714,148
3,800		Comerica, Inc		231,876
2,900		Compass Bancshares, Inc		141,143
12,830		Fifth Third Bancorp		606,602
2,800		First Horizon National Corp		120,708
7,000		Golden West Financial Corp		429,940
5,400		Huntington Bancshares, Inc		133,812
81,436		JPMorgan Chase & Co		3,176,818
9,200		KeyCorp		311,880
2,700		M & T Bank Corp		291,168
5,100		Marshall & Ilsley Corp		225,420
9,600		Mellon Financial Corp		298,656
15,446		National City Corp		579,997
10,750		North Fork Bancorp, Inc		310,138
4,840		Northern Trust Corp		235,127
6,400		PNC Financial Services Group, Inc		367,616
10,621		Regions Financial Corp		378,001
7,900		Sovereign Bancorp, Inc		178,145
7,600		State Street Corp		373,312
8,500		SunTrust Banks, Inc		627,980
6,800		Synovus Financial Corp		194,344
42,700		U.S. Bancorp		1,337,364
36,664		Wachovia Corp		1,928,526
38,600		Wells Fargo & Co		2,398,990
2,100		Zions Bancorp		142,863

		TOTAL DEPOSITORY INSTITUTIONS		26,403,093

EATING AND DRINKING PLACES - 0.55%
3,500		Darden Restaurants, Inc		97,090
28,700		McDonald's Corp		920,122
2,500		Wendy's International, Inc		98,150
6,600		Yum! Brands, Inc		311,388

		TOTAL EATING AND DRINKING PLACES		1,426,750

EDUCATIONAL SERVICES - 0.13%
4,200	*	Apollo Group, Inc (Class A)		338,982

		TOTAL EDUCATIONAL SERVICES		338,982

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.33%
14,800	*	AES Corp	$202,316
3,100	*	Allegheny Energy, Inc	61,101
7,600	*	Allied Waste Industries, Inc	70,528
4,500		Ameren Corp	225,630
9,000		American Electric Power Co, Inc	309,060
12,200	*	Calpine Corp	48,068
6,800		Centerpoint Energy, Inc	76,840
4,200		Cinergy Corp	174,846
7,600		Citizens Communications Co	104,804
4,800	*	CMS Energy Corp	50,160
5,500		Consolidated Edison, Inc	240,625
4,000		Constellation Energy Group, Inc	174,840
7,600		Dominion Resources, Inc	514,824
4,000		DTE Energy Co	172,520
21,800		Duke Energy Corp	552,194
8,700	*	Dynegy, Inc (Class A)	40,194
7,400		Edison International	237,022
14,200		El Paso Corp	147,680
5,100		Entergy Corp	344,709
15,100		Exelon Corp	665,457
7,500		FirstEnergy Corp	296,325
4,200		FPL Group, Inc	313,950
3,600		KeySpan Corp	142,020
2,800		Kinder Morgan, Inc	204,764
1,000		Nicor, Inc	36,940
6,100		NiSource, Inc	138,958
1,000		Peoples Energy Corp	43,950
9,200	*	PG&E Corp	306,176
2,100		Pinnacle West Capital Corp	93,261
4,300		PPL Corp	229,104
5,600		Progress Energy, Inc	253,344
5,400		Public Service Enterprise Group, Inc	279,558
5,300		Sempra Energy	194,404
16,900		Southern Co	566,488
4,400		TECO Energy, Inc	67,496
5,500		TXU Corp	355,080
13,100		Waste Management, Inc	392,214
12,700		Williams Cos, Inc	206,883
8,800		Xcel Energy, Inc	160,160

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,694,493

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.88%
8,800	*	Advanced Micro Devices, Inc	193,776
8,300	*	Altera Corp	171,810
4,600		American Power Conversion Corp	98,440
8,400		Analog Devices, Inc	310,128
8,400	*	Applied Micro Circuits Corp	35,364
7,500	*	Broadcom Corp (Class A)	242,100
13,300	*	CIENA Corp	44,422
4,300	*	Comverse Technology, Inc	105,135
2,100		Cooper Industries Ltd (Class A)	142,569
9,500		Emerson Electric Co	665,950
8,785	*	Freescale Semiconductor, Inc (Class B)	161,293
241,700	d	General Electric Co	8,822,050
144,600		Intel Corp	3,382,194
4,700	*	Jabil Circuit, Inc	120,226
31,900	*	JDS Uniphase Corp	101,123
2,600		L-3 Communications Holdings, Inc	190,424
7,000		Linear Technology Corp	271,320
9,800	*	LSI Logic Corp	53,704
7,400		Maxim Integrated Products, Inc	313,686
1,900		Maytag Corp	40,090

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

14,100	*	Micron Technology, Inc	$174,135
4,223		Molex, Inc	126,690
55,600		Motorola, Inc	956,320
7,900		National Semiconductor Corp	141,805
3,000	*	Novellus Systems, Inc	83,670
4,000	*	Nvidia Corp	94,240
4,100	*	PMC-Sierra, Inc	46,125
2,600	*	Power-One, Inc	23,192
2,079	*	QLogic Corp	76,362
37,400		Qualcomm, Inc	1,585,760
4,100		Rockwell Collins, Inc	161,704
11,600	*	Sanmina-SCI Corp	98,252
3,400		Scientific-Atlanta, Inc	112,234
10,500	*	Tellabs, Inc	90,195
39,500		Texas Instruments, Inc	972,490
1,600		Whirlpool Corp	110,736
7,915		Xilinx, Inc	234,680

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,554,394

ENGINEERING AND MANAGEMENT SERVICES - 0.63%
2,000		Fluor Corp	109,020
10,100		Halliburton Co	396,324
5,900		Monsanto Co	327,745
3,400		Moody's Corp	295,290
8,600		Paychex, Inc	293,088
2,300		Quest Diagnostics, Inc	219,765

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,641,232

FABRICATED METAL PRODUCTS - 0.73%
2,600		Ball Corp	114,348
7,000		Danaher Corp	401,870
3,200		Fortune Brands, Inc	246,976
6,700		Illinois Tool Works, Inc	620,956
10,200		Masco Corp	372,606
1,500		Snap-On, Inc	51,540
1,800		Stanley Works	88,182

		TOTAL FABRICATED METAL PRODUCTS	1,896,478

FOOD AND KINDRED PRODUCTS - 3.46%
18,000		Anheuser-Busch Cos, Inc	913,140
14,900		Archer Daniels Midland Co	332,419
9,400		Campbell Soup Co	280,966
55,300		Coca-Cola Co	2,302,139
10,700		Coca-Cola Enterprises, Inc	223,095
11,700		Conagra Foods, Inc	344,565
900		Coors (Adolph) Co (Class B)	68,103
8,400		General Mills, Inc	417,564
7,900		H.J. Heinz Co	308,021
2,900	*	Hercules, Inc	43,065
5,600		Hershey Foods Corp	311,024
9,400		Kellogg Co	419,804
3,200		McCormick & Co, Inc (Non-Vote)	123,520
5,600		Pepsi Bottling Group, Inc	151,424
38,500		PepsiCo, Inc	2,009,700
17,900		Sara Lee Corp	432,106
5,100		Wrigley (Wm.) Jr Co	352,869

		TOTAL FOOD AND KINDRED PRODUCTS	9,033,524

FOOD STORES - 0.49%
8,400		Albertson's, Inc	200,592

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

16,900	*	Kroger Co	$296,426
10,300	*	Safeway, Inc	203,322
9,138	*	Starbucks Corp	569,846

		TOTAL FOOD STORES	1,270,186

FORESTRY - 0.14%
5,400		Weyerhaeuser Co	362,988

		TOTAL FORESTRY	362,988

FURNITURE AND FIXTURES - 0.21%
4,300		Johnson Controls, Inc	272,792
4,300		Leggett & Platt, Inc	122,249
6,100		Newell Rubbermaid, Inc	147,559

		TOTAL FURNITURE AND FIXTURES	542,600

FURNITURE AND HOMEFURNISHINGS STORES - 0.34%
6,800	*	Bed Bath & Beyond, Inc	270,844
7,400		Best Buy Co, Inc	439,708
4,600		Circuit City Stores, Inc (Circuit City Group)	71,944
3,600		RadioShack Corp	118,368

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	900,864

GENERAL BUILDING CONTRACTORS - 0.18%
3,000		Centex Corp	178,740
1,100		KB Home	114,840
3,000		Pulte Homes, Inc	191,400

		TOTAL GENERAL BUILDING CONTRACTORS	484,980

GENERAL MERCHANDISE STORES - 3.20%
2,700	*	Big Lots, Inc	32,751
10,680		Costco Wholesale Corp	517,019
2,000		Dillard's, Inc (Class A)	53,740
7,200		Dollar General Corp	149,544
3,900		Family Dollar Stores, Inc	121,797
3,900		Federated Department Stores, Inc	225,381
6,400		J.C. Penney Co, Inc	264,960
7,900	*	Kohl's Corp	388,443
6,400		May Department Stores Co	188,160
4,700		Sears Roebuck & Co	239,841
20,400		Target Corp	1,059,372
96,600		Wal-Mart Stores, Inc	5,102,412

		TOTAL GENERAL MERCHANDISE STORES	8,343,420

HEALTH SERVICES - 0.54%
10,300	*	Caremark Rx, Inc	406,129
1,800	*	Express Scripts, Inc	137,592
9,600		HCA, Inc	383,616
5,700		Health Management Associates, Inc (Class A)	129,504
3,300	*	Laboratory Corp of America Holdings	164,406
2,100		Manor Care, Inc	74,403
10,300	*	Tenet Healthcare Corp	113,094

		TOTAL HEALTH SERVICES	1,408,744

HOLDING AND OTHER INVESTMENT OFFICES - 2.22%
2,100		Apartment Investment & Management Co (Class A)	80,934
4,300		Archstone-Smith Trust	164,690
9,200		Equity Office Properties Trust	267,904
6,400		Equity Residential	231,552
4,200		Plum Creek Timber Co, Inc	161,448

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

4,200		Prologis	$181,986
5,000		Simon Property Group, Inc	323,350
29,200		SPDR Trust Series 1	3,529,404
19,900		Washington Mutual, Inc	841,372

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,782,640

HOTELS AND OTHER LODGING PLACES - 0.31%
8,800		Hilton Hotels Corp	200,112
5,100		Marriott International, Inc (Class A)	321,198
4,800		Starwood Hotels & Resorts Worldwide, Inc	280,320

		TOTAL HOTELS AND OTHER LODGING PLACES	801,630

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.85%
17,800		3M Co	1,460,846
4,900	*	American Standard Cos, Inc	202,468
9,200	*	Apple Computer, Inc	592,480
38,800	*	Applied Materials, Inc	663,480
7,600		Baker Hughes, Inc	324,292
1,800		Black & Decker Corp	158,994
7,800		Caterpillar, Inc	760,578
150,500	*	Cisco Systems, Inc	2,904,650
1,100		Cummins, Inc	92,169
5,600		Deere & Co	416,640
56,800	*	Dell, Inc	2,393,552
4,500		Dover Corp	188,730
3,400		Eaton Corp	246,024
54,800	*	EMC Corp	814,876
8,300	*	Gateway, Inc	49,883
69,000		Hewlett-Packard Co	1,446,930
3,900		Ingersoll-Rand Co (Class A)	313,170
38,000		International Business Machines Corp	3,746,040
7,800		International Game Technology	268,164
2,100		ITT Industries, Inc	177,345
2,900	*	Lexmark International, Inc	246,500
8,200	*	Network Appliance, Inc	272,404
2,700		Pall Corp	78,165
2,700		Parker Hannifin Corp	204,498
5,100		Pitney Bowes, Inc	236,028
22,400	*	Solectron Corp	119,392
5,300		Symbol Technologies, Inc	91,690
45,900		Tyco International Ltd	1,640,466
21,800	*	Xerox Corp	370,818

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,481,272

INSTRUMENTS AND RELATED PRODUCTS - 2.75%
11,100	*	Agilent Technologies, Inc	267,510
4,600		Applera Corp (Applied Biosystems Group)	96,186
2,400		Bard (C.R.), Inc	153,552
1,200		Bausch & Lomb, Inc	77,352
14,000		Baxter International, Inc	483,560
5,900		Becton Dickinson & Co	335,120
5,800		Biomet, Inc	251,662
19,300	*	Boston Scientific Corp	686,115
6,500		Eastman Kodak Co	209,625
2,700	*	Fisher Scientific International, Inc	168,426
7,200		Guidant Corp	519,120
4,500	*	KLA-Tencor Corp	209,610
27,600		Medtronic, Inc	1,370,892
1,100	*	Millipore Corp	54,791
3,100		PerkinElmer, Inc	69,719

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

10,300		Raytheon Co	$399,949
4,200		Rockwell Automation, Inc	208,110
8,100	*	St. Jude Medical, Inc	339,633
9,100		Stryker Corp	439,075
2,100		Tektronix, Inc	63,441
4,400	*	Teradyne, Inc	75,108
3,700	*	Thermo Electron Corp	111,703
2,700	*	Waters Corp	126,333
5,600	*	Zimmer Holdings, Inc	448,672

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,165,264

INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
7,300		AON Corp	174,178
12,000		Marsh & McLennan Cos, Inc	394,800
6,208	*	Medco Health Solutions, Inc	258,253

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	827,231

INSURANCE CARRIERS - 5.26%
6,500		ACE Ltd	277,875
3,400		Aetna, Inc	424,150
11,500		Aflac, Inc	458,160
15,600		Allstate Corp	806,832
2,500		Ambac Financial Group, Inc	205,325
59,500		American International Group, Inc	3,907,365
4,400		Chubb Corp	338,360
3,000		Cigna Corp	244,710
3,800		Cincinnati Financial Corp	168,188
6,700		Hartford Financial Services Group, Inc	464,377
3,900	*	Humana, Inc	115,791
3,100		Jefferson-Pilot Corp	161,076
3,900		Lincoln National Corp	182,052
4,200		Loews Corp	295,260
3,300		MBIA, Inc	208,824
17,000		MetLife, Inc	688,670
2,200		MGIC Investment Corp	151,602
6,900		Principal Financial Group	282,486
4,550		Progressive Corp	386,022
11,700		Prudential Financial, Inc	643,032
2,992		Safeco Corp	156,302
15,247		St. Paul Travelers Cos, Inc	565,206
2,500		Torchmark Corp	142,850
14,900		UnitedHealth Group, Inc	1,311,647
6,700		UnumProvident Corp	120,198
6,700	*	WellPoint, Inc	770,500
3,200		XL Capital Ltd (Class A)	248,480

		TOTAL INSURANCE CARRIERS	13,725,340

LEATHER AND LEATHER PRODUCTS - 0.09%
4,300	*	Coach, Inc	242,520

		TOTAL LEATHER AND LEATHER PRODUCTS	242,520

LUMBER AND WOOD PRODUCTS - 0.08%
5,900		Georgia-Pacific Corp	221,132

		TOTAL LUMBER AND WOOD PRODUCTS	221,132

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

METAL MINING - 0.32%
3,900		Freeport-McMoRan Copper & Gold, Inc (Class A)	$149,097
10,300		Newmont Mining Corp	457,423
2,200		Phelps Dodge Corp	217,624

		TOTAL METAL MINING	824,144

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
4,000		Hasbro, Inc	77,520
9,500		Mattel, Inc	185,155

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	262,675

MISCELLANEOUS RETAIL - 1.45%
9,100		CVS Corp	410,137
15,078	*	eBay, Inc	1,753,270
7,300	*	Office Depot, Inc	126,728
11,384		Staples, Inc	383,755
3,300		Tiffany & Co	105,501
4,900	*	Toys 'R' Us, Inc	100,303
23,300		Walgreen Co	894,021

		TOTAL MISCELLANEOUS RETAIL	3,773,715

MOTION PICTURES - 1.70%
59,700		News Corp (Class A)	1,114,002
104,700	*	Time Warner, Inc	2,035,368
46,700		Walt Disney Co	1,298,260

		TOTAL MOTION PICTURES	4,447,630

NONDEPOSITORY INSTITUTIONS - 2.67%
28,700		American Express Co	1,617,819
5,500		Capital One Financial Corp	463,155
4,800		CIT Group, Inc	219,936
13,200		Countrywide Financial Corp	488,532
22,100		Fannie Mae	1,573,741
15,700		Freddie Mac	1,157,090
29,200		MBNA Corp	823,148
6,500	*	Providian Financial Corp	107,055
9,800		SLM Corp	523,222

		TOTAL NONDEPOSITORY INSTITUTIONS	6,973,698

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
2,400		Vulcan Materials Co	131,064

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	131,064

OIL AND GAS EXTRACTION - 1.93%
5,600		Anadarko Petroleum Corp	362,936
7,410		Apache Corp	374,724
3,700		BJ Services Co	172,198
8,900		Burlington Resources, Inc	387,150
11,100		Devon Energy Corp	432,012
2,700		EOG Resources, Inc	192,672
3,500		Kerr-McGee Corp	202,265
7,900		Marathon Oil Corp	297,119
3,500	*	Nabors Industries Ltd	179,515

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

3,000	*	Noble Corp	$149,220
9,000		Occidental Petroleum Corp	525,240
2,700		Rowan Cos, Inc	69,930
13,400		Schlumberger Ltd	897,130
7,300	*	Transocean, Inc	309,447
6,031		Unocal Corp	260,780
6,000		XTO Energy, Inc	212,280

		TOTAL OIL AND GAS EXTRACTION	5,024,618

PAPER AND ALLIED PRODUCTS - 0.64%
2,300		Bemis Co	66,907
11,100		International Paper Co	466,200
11,100		Kimberly-Clark Corp	730,491
4,600		MeadWestvaco Corp	155,894
330		Neenah Paper, Inc	10,758
2,000		OfficeMax, Inc	62,760
3,500	*	Pactiv Corp	88,515
1,200		Temple-Inland, Inc	82,080

		TOTAL PAPER AND ALLIED PRODUCTS	1,663,605

PERSONAL SERVICES - 0.13%
3,800		Cintas Corp	166,668
3,700		H & R Block, Inc	181,300

		TOTAL PERSONAL SERVICES	347,968

PETROLEUM AND COAL PRODUCTS - 4.65%
2,100		Amerada Hess Corp	172,998
1,600		Ashland, Inc	93,408
48,400		ChevronTexaco Corp	2,541,484
15,700		ConocoPhillips	1,363,231
147,500	d	ExxonMobil Corp	7,560,850
1,600		Sunoco, Inc	130,736
5,800		Valero Energy Corp	263,320

		TOTAL PETROLEUM AND COAL PRODUCTS	12,126,027

PRIMARY METAL INDUSTRIES - 0.44%
19,900		Alcoa, Inc	625,258
2,400		Allegheny Technologies, Inc	52,008
4,048	*	Andrew Corp	55,174
2,800		Engelhard Corp	85,876
3,700		Nucor Corp	193,658
2,700		United States Steel Corp	138,375

		TOTAL PRIMARY METAL INDUSTRIES	1,150,349

PRINTING AND PUBLISHING - 0.67%
1,800		Dow Jones & Co, Inc	77,508
5,900		Gannett Co, Inc	482,030
1,700		Knight Ridder, Inc	113,798
4,300		McGraw-Hill Cos, Inc	393,622
1,100		Meredith Corp	59,620
3,300		New York Times Co (Class A)	134,640
5,000		R.R. Donnelley & Sons Co	176,450
7,200		Tribune Co	303,408

		TOTAL PRINTING AND PUBLISHING	1,741,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 0.53%
18,500	*	ADC Telecommunications, Inc	$49,580
8,500		Burlington Northern Santa Fe Corp	402,135
4,900		CSX Corp	196,392
9,000		Norfolk Southern Corp	325,710
5,900		Union Pacific Corp	396,775

		TOTAL RAILROAD TRANSPORTATION	1,370,592

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
2,000		Cooper Tire & Rubber Co	43,100
4,200	*	Goodyear Tire & Rubber Co	61,572
6,000		Nike, Inc (Class B)	544,140
1,500		Reebok International Ltd	66,000
2,000	*	Sealed Air Corp	106,540

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	821,352

SECURITY AND COMMODITY BROKERS - 2.23%
2,400		Bear Stearns Cos, Inc	245,544
30,300		Charles Schwab Corp	362,388
8,200	*	E*Trade Financial Corp	122,590
2,500		Federated Investors, Inc (Class B)	76,000
5,700		Franklin Resources, Inc	397,005
11,000		Goldman Sachs Group, Inc	1,144,440
5,300		Janus Capital Group, Inc	89,093
6,100		Lehman Brothers Holdings, Inc	533,628
21,300		Merrill Lynch & Co, Inc	1,273,101
25,000		Morgan Stanley	1,388,000
2,900		T Rowe Price Group, Inc	180,380

		TOTAL SECURITY AND COMMODITY BROKERS	5,812,169

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
32,000	*	Corning, Inc	376,640

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	376,640

TOBACCO PRODUCTS - 1.27%
46,900		Altria Group, Inc	2,865,590
3,400		Reynolds American, Inc	267,240
3,800		UST, Inc	182,818

		TOTAL TOBACCO PRODUCTS	3,315,648

TRANSPORTATION BY AIR - 0.38%
3,400	*	Delta Air Lines, Inc	25,432
6,800		FedEx Corp	669,732
17,500		Southwest Airlines Co	284,900

		TOTAL TRANSPORTATION BY AIR	980,064

TRANSPORTATION EQUIPMENT - 2.72%
19,200		Boeing Co	993,984
2,200		Brunswick Corp	108,900
3,700		Dana Corp	64,121
12,500		Delphi Corp	112,750
41,800		Ford Motor Co	611,952
4,600		General Dynamics Corp	481,160
12,700		General Motors Corp	508,762
3,800		Genuine Parts Co	167,428
2,900		Goodrich Corp	94,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

SHARES			VALUE

6,700		Harley-Davidson, Inc	$407,025
19,600		Honeywell International, Inc	694,036
10,100		Lockheed Martin Corp	561,055
1,600	*	Navistar International Corp	70,368
8,400		Northrop Grumman Corp	456,624
3,894		Paccar, Inc	313,389
3,100		Textron, Inc	228,780
11,600		United Technologies Corp	1,198,860
3,400		Visteon Corp	33,218

		TOTAL TRANSPORTATION EQUIPMENT	7,107,068

TRANSPORTATION SERVICES - 0.03%
3,200		Sabre Holdings Corp	70,912

		TOTAL TRANSPORTATION SERVICES	70,912

TRUCKING AND WAREHOUSING - 0.84%
25,600		United Parcel Service, Inc (Class B)	2,187,776

		TOTAL TRUCKING AND WAREHOUSING	2,187,776

WATER TRANSPORTATION - 0.32%
14,400		Carnival Corp	829,872

		TOTAL WATER TRANSPORTATION	829,872

WHOLESALE TRADE-DURABLE GOODS - 1.70%
67,800		Johnson & Johnson	4,299,876
2,000		W.W. Grainger, Inc	133,240

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,433,116

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
2,500		AmerisourceBergen Corp	146,700
2,700		Brown-Forman Corp (Class B)	131,436
9,800		Cardinal Health, Inc	569,870
6,700		McKesson Corp	210,782
3,100		Supervalu, Inc	107,012
14,600		Sysco Corp	557,281

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,723,081

		TOTAL COMMON STOCKS
		(Cost $224,270,298)	261,172,467

PRINCIPAL

SHORT TERM INVESTMENTS - 0.15%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.15%
		Federal Home Loan Bank (FHLB)
$380,000		1.000% 01/03/05	379,932

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	379,932

		TOTAL SHORT TERM INVESTMENTS
		(Cost $379,974)	379,932

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - S&P 500 Index Fund

PRINCIPAL		VALUE

	TOTAL PORTFOLIO - 100.29%
	(Cost $224,650,272)	$261,552,399

	OTHER ASSETS & LIABILITIES, NET - (0.29%)	(746,862)

	NET ASSETS - 100.00%	$260,805,537

*	Non-income producing

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS MID-CAP GROWTH INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.01%
HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
60	*	Simon Property Group L.P.	$3,553

		TOTALHOLDING AND OTHER INVESTMENT OFFICES	3,553

		TOTAL PREFERRED STOCKS
		(Cost $1,914)	3,553

COMMON STOCKS - 99.87%
AMUSEMENT AND RECREATION SERVICES - 0.57%
1,205		Harrah's Entertainment, Inc	80,602
600		International Speedway Corp (Class A)	31,680
800		Station Casinos, Inc	43,744

		TOTAL AMUSEMENT AND RECREATION SERVICES	156,026

APPAREL AND ACCESSORY STORES - 1.91%
1,633		Abercrombie & Fitch Co (Class A)	76,669
954		American Eagle Outfitters, Inc	44,933
898	*	AnnTaylor Stores Corp	19,334
1,744	*	Chico's FAS, Inc	79,404
1,600		Claire's Stores, Inc	34,000
1,180		Foot Locker, Inc	31,777
397		Limited Brands, Inc	9,139
1,412		Nordstrom, Inc	65,983
1,479	*	Pacific Sunwear of California, Inc	32,923
2,824		Ross Stores, Inc	81,529
200		Talbots, Inc	5,446
886	*	Urban Outfitters, Inc	39,338

		TOTAL APPAREL AND ACCESSORY STORES	520,475

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
300	*	Columbia Sportswear Co	17,883
100		Polo Ralph Lauren Corp	4,260

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	22,143

AUTO REPAIR, SERVICES AND PARKING - 0.10%
583		Ryder System, Inc	27,850

		TOTAL AUTO REPAIR, SERVICES AND PARKING	27,850

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.08%
1,430	*	Advance Auto Parts	62,462
1,038	*	Autozone, Inc	94,780
2,015	*	Carmax, Inc	62,566

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

1,283	*	Copart, Inc	$33,769
931	*	O'Reilly Automotive, Inc	41,942

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	295,519

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.27%
1,183		Fastenal Co	72,825

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	72,825

BUSINESS SERVICES - 14.74%
2,170	*	Activision, Inc	43,791
1,433		Acxiom Corp	37,688
4,435		Adobe Systems, Inc	278,252
1,656	*	Affiliated Computer Services, Inc (Class A)	99,675
2,072	*	Akamai Technologies, Inc	26,998
843	*	Alliance Data Systems Corp	40,026
1,128	*	Ask Jeeves, Inc	30,174
4,362		Autodesk, Inc	165,538
7,096	*	BEA Systems, Inc	62,871
1,272	*	BMC Software, Inc	23,659
1,038		Brink's Co	41,022
2,949	*	Cadence Design Systems, Inc	40,726
1,800	*	Ceridian Corp	32,904
1,200		Certegy, Inc	42,636
1,024	*	Checkfree Corp	38,994
1,700	*	ChoicePoint, Inc	78,183
3,200	*	Citrix Systems, Inc	78,496
300	*	Cogent, Inc	9,900
2,400	*	Cognizant Technology Solutions Corp	101,592
1,452	*	DST Systems, Inc	75,678
1,381	*	Dun & Bradstreet Corp	82,377
1,692		Equifax, Inc	47,545
1,168		Fair Isaac Corp	42,842
3,684	*	Fiserv, Inc	148,060
821	*	Getty Images, Inc	56,526
2,304		GTECH Holdings Corp	59,789
1,400		Henry (Jack) & Associates, Inc	27,874
4,361		IMS Health, Inc	101,219
5,406	*	Interpublic Group of Cos, Inc	72,440
3,324	*	Intuit, Inc	146,289
2,100	*	Iron Mountain, Inc	64,029
9,887	*	Juniper Networks, Inc	268,828
462	*	Kinetic Concepts, Inc	35,251
1,300	*	Lamar Advertising Co	55,614
1,300	*	Macromedia, Inc	40,456
835		Manpower, Inc	40,331
2,493	*	McAfee, Inc	72,122
1,600	*	Mercury Interactive Corp	72,880
800		MoneyGram International, Inc	16,912
1,900	*	Monster Worldwide, Inc	63,916
1,050		National Instruments Corp	28,613
600	*	NAVTEQ Corp	27,816
1,456	*	NCR Corp	100,799
7,450	*	Novell, Inc	50,288
500	*	Pixar	42,805
3,142	*	Red Hat, Inc	41,946
701	*	Rent-A-Center, Inc	18,577
1,130		Reynolds & Reynolds Co (Class A)	29,956
2,768		Robert Half International, Inc	81,462

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

6,383	*	Siebel Systems, Inc	$67,022
4,828	*	SunGard Data Systems, Inc	136,777
3,000	*	Synopsys, Inc	58,860
3,112	*	TIBCO Software, Inc	41,514
700		Total System Services, Inc	17,010
336	*	Unisys Corp	3,420
3,200	*	VeriSign, Inc	107,264
7,993	*	Veritas Software Corp	228,200
200		Viad Corp	5,698
3,653	*	WebMD Corp	29,808
1,467	*	Westwood One, Inc	39,506

		TOTAL BUSINESS SERVICES	4,021,444

CHEMICALS AND ALLIED PRODUCTS - 9.04%
1,163		Alberto-Culver Co	56,487
2,450		Allergan, Inc	198,622
400	*	American Pharmaceutical Partners, Inc	14,964
1,800	*	Amylin Pharmaceuticals, Inc	42,048
1,390	*	Andrx Corp	30,344
2,100		Avery Dennison Corp	125,937
1,680	*	Barr Pharmaceuticals, Inc	76,507
1,100	*	Cephalon, Inc	55,968
1,100	*	Charles River Laboratories International, Inc	50,611
2,091	*	Chiron Corp	69,693
1,189		Church & Dwight Co, Inc	39,974
2,053		Clorox Co	120,983
708	*	Dade Behring Holdings, Inc	39,648
3,480		Ecolab, Inc	122,252
600	*	Eon Labs, Inc	16,200
2,000		Estee Lauder Cos (Class A)	91,540
100	*	Eyetech Pharmaceuticals, Inc	4,550
4,565	*	Genzyme Corp	265,090
500	*	ICOS Corp	14,140
700	*	Idexx Laboratories, Inc	38,213
1,299	*	ImClone Systems, Inc	59,858
1,350		International Flavors & Fragrances, Inc	57,834
491	*	Invitrogen Corp	32,961
3,550	*	IVAX Corp	56,161
495	*	Martek Biosciences Corp	25,344
1,100		Medicis Pharmaceutical Corp (Class A)	38,621
4,729	*	MedImmune, Inc	128,203
1,367	*	MGI Pharma, Inc	38,290
2,900	*	Millennium Pharmaceuticals, Inc	35,148
5,006		Mylan Laboratories, Inc	88,506
1,059	*	NBTY, Inc	25,427
1,615	*	Nektar Therapeutics	32,688
694	*	Neurocrine Biosciences, Inc	34,214
891	*	OSI Pharmaceuticals, Inc	66,691
1,760		Praxair, Inc	77,704
323	*	Protein Design Labs, Inc	6,673
100	*	Scotts Co (Class A)	7,352
1,900	*	Sepracor, Inc	112,803
201		Sherwin-Williams Co	8,971
313		Sigma-Aldrich Corp	18,924
1,210	*	VCA Antech, Inc	23,716
544	*	Watson Pharmaceuticals, Inc	17,849

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,467,709

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

COAL MINING - 0.22%
405		Arch Coal, Inc	$14,394
1,092		Consol Energy, Inc	44,827

		TOTAL COAL MINING	59,221

COMMUNICATIONS - 3.44%
7,432	*	Avaya, Inc	127,830
2,860	*	Cablevision Systems Corp (Class A)	71,214
479	*	Citadel Broadcasting Corp	7,750
200	*	Cox Radio, Inc (Class A)	3,296
1,876	*	Crown Castle International Corp	31,217
398	*	Entercom Communications Corp	14,284
1,534	*	Foundry Networks, Inc	20,187
500		Global Payments, Inc	29,270
1,123	*	IDT Corp	16,486
13,139	*	Level 3 Communications, Inc	44,541
1,915	*	Liberty Media International, Inc	88,530
2,379	*	Nextel Partners, Inc (Class A)	46,486
1,105	*	NII Holdings, Inc (Class B)	52,432
800	*	Radio One, Inc (Class D)	12,896
759	*	Spectrasite, Inc	43,946
400		Telephone & Data Systems, Inc	30,780
100	*	U.S. Cellular Corp	4,476
5,296	*	UnitedGlobalcom, Inc (Class A)	51,159
2,602	*	Univision Communications, Inc (Class A)	76,161
300	*	West Corp	9,933
1,470	*	Western Wireless Corp (Class A)	43,071
3,018	*	XM Satellite Radio Holdings, Inc	113,537

		TOTAL COMMUNICATIONS	939,482

DEPOSITORY INSTITUTIONS - 1.96%
1,321		Commerce Bancorp, Inc	85,072
1,301		Hudson City Bancorp, Inc	47,903
540		IndyMac Bancorp, Inc	18,603
1,742		NewAlliance Bancshares, Inc	26,653
1,647		North Fork Bancorp, Inc	47,516
1,133		Northern Trust Corp	55,041
3,951		Synovus Financial Corp	112,920
2,418		TCF Financial Corp	77,715
876		UCBH Holdings, Inc	40,138
137		Valley National Bancorp	3,788
831		W Holding Co, Inc	19,063

		TOTAL DEPOSITORY INSTITUTIONS	534,412

EATING AND DRINKING PLACES - 2.14%
1,600		Applebee's International, Inc	42,320
1,894		Aramark Corp (Class B)	50,210
1,600	*	Brinker International, Inc	56,112
1,375		Darden Restaurants, Inc	38,143
1,000		Outback Steakhouse, Inc	45,780
1,300		Ruby Tuesday, Inc	33,904
1,500	*	The Cheesecake Factory, Inc	48,705
300		Wendy's International, Inc	11,778
5,418		Yum! Brands, Inc	255,621

		TOTAL EATING AND DRINKING PLACES	582,573

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

EDUCATIONAL SERVICES - 0.90%
1,970	*	Career Education Corp	$78,800
1,751	*	Corinthian Colleges, Inc	32,998
1,200	*	DeVry, Inc	20,832
1,400	*	Education Management Corp	46,214
900	*	ITT Educational Services, Inc	42,795
551	*	Laureate Education, Inc	24,294

		TOTAL EDUCATIONAL SERVICES	245,933

ELECTRIC, GAS, AND SANITARY SERVICES - 0.93%
11,768	*	AES Corp	160,869
464	*	Allegheny Energy, Inc	9,145
2,400	*	Allied Waste Industries, Inc	22,272
330		Kinder Morgan, Inc	24,133
800	*	Stericycle, Inc	36,760

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	253,179

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.45%
1,235		Adtran, Inc	23,638
3,686	*	Advanced Micro Devices, Inc	81,166
32,600	*	Agere Systems, Inc (Class B)	44,010
7,067	*	Altera Corp	146,287
1,821		American Power Conversion Corp	38,969
921		Ametek, Inc	32,852
2,000	*	Amkor Technology, Inc	13,360
1,318	*	Amphenol Corp (Class A)	48,423
3,000	*	Applied Micro Circuits Corp	12,630
8,055	*	Atmel Corp	31,576
400		AVX Corp	5,040
926	*	CIENA Corp	3,093
2,090	*	Comverse Technology, Inc	51,101
4,938	*	Conexant Systems, Inc	9,827
1,400	*	Cree, Inc	56,112
2,373	*	Cypress Semiconductor Corp	27,835
590	*	Energizer Holdings, Inc	29,317
1,258	*	Fairchild Semiconductor International, Inc	20,455
687	*	Freescale Semiconductor, Inc	12,242
5,250	*	Freescale Semiconductor, Inc (Class B)	96,390
1,831	*	Gemstar-TV Guide International, Inc	10,840
1,130		Harman International Industries, Inc	143,510
851		Harris Corp	52,583
1,300	*	Integrated Circuit Systems, Inc	27,196
1,056	*	International Rectifier Corp	47,066
1,300		Intersil Corp (Class A)	21,762
3,100	*	Jabil Circuit, Inc	79,298
25,752	*	JDS Uniphase Corp	81,634
900		L-3 Communications Holdings, Inc	65,916
5,863		Linear Technology Corp	227,250
2,900	*	LSI Logic Corp	15,892
844		Maytag Corp	17,808
1,384	*	MEMC Electronic Materials, Inc	18,338
3,940		Microchip Technology, Inc	105,040
5,300	*	Micron Technology, Inc	65,455
2,205		Molex, Inc	66,150
6,800		National Semiconductor Corp	122,060
1,950	*	Novellus Systems, Inc	54,386
3,100	*	Nvidia Corp	73,036
924		Plantronics, Inc	38,318

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

3,300	*	PMC-Sierra, Inc	$37,125
1,252	*	Polycom, Inc	29,197
1,545	*	QLogic Corp	56,748
1,600	*	Rambus, Inc	36,800
3,320		Rockwell Collins, Inc	130,941
5,000	*	Sanmina-SCI Corp	42,350
1,414	*	Semtech Corp	30,924
700	*	Silicon Laboratories, Inc	24,717
3,552	*	Tellabs, Inc	30,512
1,536	*	Utstarcom, Inc	34,022
542	*	Vishay Intertechnology, Inc	8,141

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,579,338

ENGINEERING AND MANAGEMENT SERVICES - 2.91%
1,200	*	Affymetrix, Inc	43,860
600	*	BearingPoint, Inc	4,818
3,076	*	Celgene Corp	81,606
700		Corporate Executive Board Co	46,858
1,204	*	Covance, Inc	46,655
626		Fluor Corp	34,123
951	*	Gen-Probe, Inc	42,995
700	*	Hewitt Associates, Inc	22,407
900	*	Jacobs Engineering Group, Inc	43,011
2,338		Moody's Corp	203,055
900	*	Pharmaceutical Product Development, Inc	37,161
1,500		Quest Diagnostics, Inc	143,325
3,224		Servicemaster Co	44,459

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	794,333

FABRICATED METAL PRODUCTS - 1.08%
476	*	Alliant Techsystems, Inc	31,121
1,142		Ball Corp	50,225
2,569		Fortune Brands, Inc	198,275
273		Harsco Corp	15,217

		TOTAL FABRICATED METAL PRODUCTS	294,838

FOOD AND KINDRED PRODUCTS - 1.29%
2,171		Campbell Soup Co	64,891
2,505		Hershey Foods Corp	139,128
2,000		McCormick & Co, Inc (Non-Vote)	77,200
2,581		Pepsi Bottling Group, Inc	69,790

		TOTAL FOOD AND KINDRED PRODUCTS	351,009

FOOD STORES - 0.45%
443	*	7-Eleven, Inc	10,610
1,190		Whole Foods Market, Inc	113,467

		TOTAL FOOD STORES	124,077

FURNITURE AND FIXTURES - 0.75%
1,300		Herman Miller, Inc	35,919
246		Hillenbrand Industries, Inc	13,663
1,116		HNI Corp	48,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

909		Johnson Controls, Inc	$57,667
1,400		Leggett & Platt, Inc	39,802
395		Newell Rubbermaid, Inc	9,555

		TOTAL FURNITURE AND FIXTURES	204,650

FURNITURE AND HOMEFURNISHINGS STORES - 1.69%
5,599	*	Bed Bath & Beyond, Inc	223,008
668		Circuit City Stores, Inc (Circuit City Group)	10,448
42	*	GameStop Corp (Class B)	941
527	*	Mohawk Industries, Inc	48,089
778		Pier 1 Imports, Inc	15,327
3,022		RadioShack Corp	99,363
1,800	*	Williams-Sonoma, Inc	63,072

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	460,248

GENERAL BUILDING CONTRACTORS - 1.62%
1,156		Centex Corp	68,874
2,474		D.R. Horton, Inc	99,727
496	*	Hovnanian Enterprises, Inc (Class A)	24,562
1,077		Lennar Corp (Class A)	61,044
257		MDC Holdings, Inc	22,215
100	*	NVR, Inc	76,940
851		Pulte Homes, Inc	54,294
120		Ryland Group, Inc	6,905
416	*	Toll Brothers, Inc	28,542

		TOTAL GENERAL BUILDING CONTRACTORS	443,103

GENERAL MERCHANDISE STORES - 1.01%
700	*	Big Lots, Inc	8,491
5,528		Dollar General Corp	114,817
2,205	*	Dollar Tree Stores, Inc	63,239
2,837		Family Dollar Stores, Inc	88,600

		TOTAL GENERAL MERCHANDISE STORES	275,147

HEALTH SERVICES - 2.70%
926	*	Accredo Health, Inc	25,669
500	*	Community Health Systems, Inc	13,940
1,703	*	Coventry Health Care, Inc	90,395
1,850	*	DaVita, Inc	73,131
1,286	*	Express Scripts, Inc	98,302
3,986		Health Management Associates, Inc (Class A)	90,562
2,499	*	Laboratory Corp of America Holdings	124,500
1,900	*	Lincare Holdings, Inc	81,035
1,368		Manor Care, Inc	48,468
1,252	*	Renal Care Group, Inc	45,059
600	*	Triad Hospitals, Inc	22,326
498		Universal Health Services, Inc (Class B)	22,161

		TOTAL HEALTH SERVICES	735,548

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 0.93%
182		CBL & Associates Properties, Inc	$13,896
892		Fremont General Corp	22,461
1,400		Friedman Billings Ramsey Group, Inc	27,146
581		General Growth Properties, Inc	21,009
300		iShares Russell Midcap Growth Index Fund	25,350
425		Mills Corp	27,098
687		Regency Centers Corp	38,060
895		Ventas, Inc	24,532
1,328		Weingarten Realty Investors	53,253

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	252,805

HOTELS AND OTHER LODGING PLACES - 2.18%
359		Choice Hotels International, Inc	20,822
6,121		Hilton Hotels Corp	139,192
1,310	*	Mandalay Resort Group	92,263
3,174		Marriott International, Inc (Class A)	199,899
226	*	MGM Mirage	16,439
1,443		Starwood Hotels & Resorts Worldwide, Inc	84,271
642	*	Wynn Resorts Ltd	42,963

		TOTAL HOTELS AND OTHER LODGING PLACES	595,849

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.49%
3,528	*	American Standard Cos, Inc	145,777
3,611	*	Apple Computer, Inc	232,548
800	*	Avocent Corp	32,416
6,166		Baker Hughes, Inc	263,103
1,348		Black & Decker Corp	119,069
670		Briggs & Stratton Corp	27,859
230	*	Cooper Cameron Corp	12,376
1,400		Donaldson Co, Inc	45,612
3,080		Dover Corp	129,175
1,300	*	FMC Technologies, Inc	41,860
1,300		Graco, Inc	48,555
2,372	*	Grant Prideco, Inc	47,559
668		ITT Industries, Inc	56,413
2,500	*	Lam Research Corp	72,275
2,432	*	Lexmark International, Inc	206,720
1,600	*	Maxtor Corp	8,480
1,000	*	National-Oilwell, Inc	35,290
5,840	*	Network Appliance, Inc	194,005
210		Pall Corp	6,080
2,413		Pitney Bowes, Inc	111,674
2,639	*	Sandisk Corp	65,896
2,026	*	Smith International, Inc	110,235
17,482	*	Solectron Corp	93,179
95		SPX Corp	3,806
474	*	Storage Technology Corp	14,983
4,400		Symbol Technologies, Inc	76,120
667		Timken Co	17,355
1,141	*	Western Digital Corp	12,368
1,451	*	Xerox Corp	24,682
1,100	*	Zebra Technologies Corp (Class A)	61,908

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,317,378

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 6.60%
2,000		Bard (C.R.), Inc	$127,960
633		Bausch & Lomb, Inc	40,803
1,200		Beckman Coulter, Inc	80,388
4,739		Biomet, Inc	205,625
613		Cooper Cos, Inc	43,272
2,139	*	Cytyc Corp	58,972
1,564		Dentsply International, Inc	87,897
1,100	*	Edwards Lifesciences Corp	45,386
2,091	*	Fisher Scientific International, Inc	130,437
653	*	Flir Systems, Inc	41,655
765	*	Fossil, Inc	19,615
680	*	Inamed Corp	43,010
3,716	*	KLA-Tencor Corp	173,091
487	*	Mettler-Toledo International, Inc	24,988
1,000	*	Millipore Corp	49,810
1,300		PerkinElmer, Inc	29,237
700	*	Resmed, Inc	35,770
700	*	Respironics, Inc	38,052
2,252		Rockwell Automation, Inc	111,587
632		Roper Industries, Inc	38,407
1,415		Tektronix, Inc	42,747
3,700	*	Teradyne, Inc	63,159
1,779	*	Thermo Electron Corp	53,708
2,556	*	Varian Medical Systems, Inc	110,521
2,220	*	Waters Corp	103,874

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,799,971

INSURANCE AGENTS, BROKERS AND SERVICE - 0.72%
1,100		Brown & Brown, Inc	47,905
1,675		Gallagher (Arthur J.) & Co	54,438
2,270	*	Medco Health Solutions, Inc	94,432

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	196,775

INSURANCE CARRIERS - 2.15%
503		Ambac Financial Group, Inc	41,311
100		Berkley (W.R.) Corp	4,717
391		Genworth Financial, Inc	10,557
400		HCC Insurance Holdings, Inc	13,248
75	*	Markel Corp	27,300
381	*	Pacificare Health Systems, Inc	21,534
637		Radian Group, Inc	33,914
386		Unitrin, Inc	17,544
100	*	WellChoice, Inc	5,340
3,575	*	WellPoint, Inc	411,125

		TOTAL INSURANCE CARRIERS	586,590

LEATHER AND LEATHER PRODUCTS - 0.83%
3,573	*	Coach, Inc	201,517
400	*	Timberland Co (Class A)	25,068

		TOTAL LEATHER AND LEATHER PRODUCTS	226,585

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

METAL MINING - 0.43%
2,939		Freeport-McMoRan Copper & Gold, Inc (Class A)	$112,358
100		Southern Peru Copper Corp	4,721

		TOTAL METAL MINING	117,079

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
3,594		Mattel, Inc	70,047

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	70,047

MISCELLANEOUS RETAIL - 1.57%
100	*	Barnes & Noble, Inc	3,227
1,400	*	Marvel Enterprises, Inc	28,672
2,564		Michaels Stores, Inc	76,843
614		MSC Industrial Direct Co (Class A)	22,092
1,630		Omnicare, Inc	56,431
778	*	Petco Animal Supplies, Inc	30,715
2,709		Petsmart, Inc	96,251
7,100	*	Rite Aid Corp	25,986
2,740		Tiffany & Co	87,598

		TOTAL MISCELLANEOUS RETAIL	427,815

MOTION PICTURES - 0.26%
613	*	Avid Technology, Inc	37,853
1,000		Blockbuster, Inc (Class A)	9,540
300	*	DreamWorks Animation SKG, Inc (Class A)	11,253
250		Metro-Goldwyn-Mayer, Inc	2,970
677	*	NetFlix, Inc	8,347

		TOTAL MOTION PICTURES	69,963

NONDEPOSITORY INSTITUTIONS - 0.63%
471		American Capital Strategies Ltd	15,708
1,248	*	CapitalSource, Inc	32,036
1,602		Doral Financial Corp	78,899
341	*	First Marblehead Corp	19,181
1,616	*	Providian Financial Corp	26,616

		TOTAL NONDEPOSITORY INSTITUTIONS	172,440

OIL AND GAS EXTRACTION - 2.32%
3,000		BJ Services Co	139,620
500		Diamond Offshore Drilling, Inc	20,025
1,635		ENSCO International, Inc	51,895
600	*	Newfield Exploration Co	35,430
1,369		Patina Oil & Gas Corp	51,338
3,044		Patterson-UTI Energy, Inc	59,206
486		Pioneer Natural Resources Co	17,059
252		Pogo Producing Co	12,219
1,100	*	Pride International, Inc	22,594
1,100		Rowan Cos, Inc	28,490
500		Tidewater, Inc	17,805
307	*	Varco International, Inc	8,949
4,764		XTO Energy, Inc	168,550

		TOTAL OIL AND GAS EXTRACTION	633,180

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 0.18%
1,900	*	Pactiv Corp	$48,051

		TOTAL PAPER AND ALLIED PRODUCTS	48,051

PERSONAL SERVICES - 1.11%
2,322		Cintas Corp	101,843
3,103		H & R Block, Inc	152,047
362		Regis Corp	16,706
800	*	Weight Watchers International, Inc	32,856

		TOTAL PERSONAL SERVICES	303,452

PRIMARY METAL INDUSTRIES - 0.60%
1,360	*	Andrew Corp	18,537
1,516		Nucor Corp	79,347
670		Precision Castparts Corp	44,006
1,056		Worthington Industries, Inc	20,676

		TOTAL PRIMARY METAL INDUSTRIES	162,566

PRINTING AND PUBLISHING - 1.79%
1,142		Belo (A.H.) Corp Series A	29,966
700		Dex Media, Inc	17,472
1,137		Dow Jones & Co, Inc	48,959
1,224		EW Scripps Co	59,095
1,000		Harte-Hanks, Inc	25,980
200		Knight Ridder, Inc	13,388
220		Media General, Inc (Class A)	14,258
706		Meredith Corp	38,265
2,527		New York Times Co (Class A)	103,102
106		Washington Post Co (Class B)	104,200
950		Wiley (John) & Sons, Inc (Class A)	33,098

		TOTAL PRINTING AND PUBLISHING	487,783

RAILROAD TRANSPORTATION - 0.11%
10,904	*	ADC Telecommunications, Inc	29,223

		TOTAL RAILROAD TRANSPORTATION	29,223

REAL ESTATE - 0.48%
1,999		Catellus Development Corp	61,169
1,073		St. Joe Co	68,887

		TOTAL REAL ESTATE	130,056

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
200		Reebok International Ltd	8,800
1,385	*	Sealed Air Corp	73,779

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	82,579

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 3.11%
4,500	*	Ameritrade Holding Corp	$63,990
400		Blackrock, Inc	30,904
641		Chicago Mercantile Exchange	146,597
4,050	*	E*Trade Financial Corp	60,548
1,320		Eaton Vance Corp	68,838
1,400		Federated Investors, Inc (Class B)	42,560
1,300		Investors Financial Services Corp	64,974
1,908		Legg Mason, Inc	139,780
300		Nuveen Investments, Inc	11,841
1,242		SEI Investments Co	52,077
2,081		T Rowe Price Group, Inc	129,438
1,600		Waddell & Reed Financial, Inc (Class A)	38,224

		TOTAL SECURITY AND COMMODITY BROKERS	849,771

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
150		Florida Rock Industries, Inc	8,930

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,930

TRANSPORTATION BY AIR - 0.90%
1,484	*	AMR Corp	16,250
1,700	*	JetBlue Airways Corp	39,474
11,643		Southwest Airlines Co	189,548

		TOTAL TRANSPORTATION BY AIR	245,272

TRANSPORTATION EQUIPMENT - 0.98%
1,069		Brunswick Corp	52,916
1,500		Gentex Corp	55,530
600	*	Navistar International Corp	26,388
611		Oshkosh Truck Corp	41,780
851		Polaris Industries, Inc	57,885
701	*	United Defense Industries, Inc	33,122

		TOTAL TRANSPORTATION EQUIPMENT	267,621

TRANSPORTATION SERVICES - 0.74%
1,625		C.H. Robinson Worldwide, Inc	90,220
2,000		Expeditors International of Washington, Inc	111,760

		TOTAL TRANSPORTATION SERVICES	201,980

TRUCKING AND WAREHOUSING - 0.26%
277		CNF, Inc	13,878
1,109		Hunt (J.B.) Transport Services, Inc	49,739
362	*	Sirva, Inc	6,958

		TOTAL TRUCKING AND WAREHOUSING	70,575

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.81%
256		BorgWarner, Inc	$13,868
1,200		CDW Corp	79,620
514		Hughes Supply, Inc	16,628
250	*	Ingram Micro, Inc (Class A)	5,200
2,276	*	Patterson Cos, Inc	98,756
104		W.W. Grainger, Inc	6,928

		TOTAL WHOLESALE TRADE-DURABLE GOODS	221,000

WHOLESALE TRADE-NONDURABLE GOODS - 0.77%
589		AmerisourceBergen Corp	34,563
569		Brown-Forman Corp (Class B)	27,699
900	*	Endo Pharmaceuticals Holdings, Inc	18,918
739	*	Henry Schein, Inc	51,464
2,459		McKesson Corp	77,345

		TOTALWHOLESALE TRADE-NONDURABLE GOODS	209,989

		TOTAL COMMON STOCKS
		(Cost $19,646,378)	27,246,407

		TOTAL PORTFOLIO - 99.88%
		(Cost $19,648,292)	27,249,960
		OTHER ASSETS & LIABILITIES, NET - 0.12%	32,221

		NET ASSETS - 100.00%	$27,282,181

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS MID-CAP VALUE INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
SHARES			VALUE

PREFERRED STOCKS - 0.02%
HOLDING AND OTHER INVESTMENT OFFICES - 0.02%
142	*	Simon Property Group L.P.	$8,409

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,409

		TOTAL PREFERRED STOCKS
		(Cost $4,545)	8,409

COMMON STOCKS - 99.80%
AMUSEMENT AND RECREATION SERVICES - 0.50%
6,513	*	Caesars Entertainment, Inc	131,172
1,046		Harrah's Entertainment, Inc	69,967
170		International Speedway Corp (Class A)	8,976

		TOTAL AMUSEMENT AND RECREATION SERVICES	210,115

APPAREL AND ACCESSORY STORES - 0.68%
100		American Eagle Outfitters, Inc	4,710
441	*	AnnTaylor Stores Corp	9,495
200		Claire's Stores, Inc	4,250
1,752		Foot Locker, Inc	47,181
8,005		Limited Brands, Inc	184,275
740		Nordstrom, Inc	34,580

		TOTAL APPAREL AND ACCESSORY STORES	284,491

APPAREL AND OTHER TEXTILE PRODUCTS - 0.78%
2,592		Jones Apparel Group, Inc	94,789
2,286		Liz Claiborne, Inc	96,492
800		Polo Ralph Lauren Corp	34,080
1,800		VF Corp	99,684

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	325,045

AUTO REPAIR, SERVICES AND PARKING - 0.08%
734		Ryder System, Inc	35,063

		TOTAL AUTO REPAIR, SERVICES AND PARKING	35,063

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
3,600	*	Autonation, Inc	69,156

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	69,156

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
2,233		Louisiana-Pacific Corp	59,710

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	59,710

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

BUSINESS SERVICES - 3.14%
8,012	*	3Com Corp	$33,410
462	*	Activision, Inc	9,323
770	*	Affiliated Computer Services, Inc (Class A)	46,346
3,280	*	BMC Software, Inc	61,008
100		Brink's Co	3,952
2,507	*	Cadence Design Systems, Inc	34,622
1,214	*	Ceridian Corp	22,192
600	*	Checkfree Corp	22,848
200	*	Cogent, Inc	6,600
3,963	*	Computer Sciences Corp	223,394
7,905	*	Compuware Corp	51,145
2,953	*	Convergys Corp	44,265
1,086		Deluxe Corp	40,540
10,584		Electronic Data Systems Corp	244,490
914		Equifax, Inc	25,683
211		Fair Isaac Corp	7,739
2,842	*	Interpublic Group of Cos, Inc	38,083
337	*	Lamar Advertising Co	14,417
959		Manpower, Inc	46,320
548	*	McAfee, Inc	15,854
1,011		MoneyGram International, Inc	21,373
200	*	NAVTEQ Corp	9,272
414	*	NCR Corp	28,661
442	*	Rent-A-Center, Inc	11,713
100		Reynolds & Reynolds Co (Class A)	2,651
2,086	*	Siebel Systems, Inc	21,903
740	*	SunGard Data Systems, Inc	20,964
1,988	*	Sybase, Inc	39,661
758	*	TIBCO Software, Inc	10,112
6,506	*	Unisys Corp	66,231
1,747	*	VeriSign, Inc	58,559
252		Viad Corp	7,179
2,549	*	WebMD Corp	20,800

		TOTAL BUSINESS SERVICES	1,311,310

CHEMICALS AND ALLIED PRODUCTS - 4.25%
4,780		Air Products & Chemicals, Inc	277,097
237		Alberto-Culver Co	11,511
1,279		Cabot Corp	49,472
911		Clorox Co	53,685
108	*	Dade Behring Holdings, Inc	6,048
1,600		Eastman Chemical Co	92,368
3,208	*	Hospira, Inc	107,468
645	*	ICOS Corp	18,241
300		International Flavors & Fragrances, Inc	12,852
559	*	Invitrogen Corp	37,526
4,971	*	King Pharmaceuticals, Inc	61,640
3,000	*	Millennium Pharmaceuticals, Inc	36,360
700	*	Nalco Holding Co	13,664
3,633		PPG Industries, Inc	247,625
4,761		Praxair, Inc	210,198
1,585	*	Protein Design Labs, Inc	32,746
3,393		Rohm & Haas Co	150,072
2,400		RPM International, Inc	47,184
400	*	Scotts Co (Class A)	29,408
2,258		Sherwin-Williams Co	100,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,092		Sigma-Aldrich Corp	$66,022
1,156		Valspar Corp	57,812
1,639	*	Watson Pharmaceuticals, Inc	53,776

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,773,550

COAL MINING - 0.53%
889		Arch Coal, Inc	31,595
690		Consol Energy, Inc	28,325
1,558		Massey Energy Co	54,452
1,314		Peabody Energy Corp	106,316

		TOTAL COAL MINING	220,688

COMMUNICATIONS - 1.76%
4,421	*	American Tower Corp (Class A)	81,346
475	*	Cablevision Systems Corp (Class A)	11,828
2,900		CenturyTel, Inc	102,863
574	*	Citadel Broadcasting Corp	9,287
600	*	Cox Radio, Inc (Class A)	9,888
1,926	*	Crown Castle International Corp	32,049
379	*	Entercom Communications Corp	13,602
823	*	Foundry Networks, Inc	10,831
600		Hearst-Argyle Television, Inc	15,828
1,193	*	Liberty Media International, Inc	55,152
1,509	*	NTL, Inc	110,097
31,286	*	Qwest Communications International, Inc	138,910
900	*	Radio One, Inc (Class D)	14,508
581		Telephone & Data Systems, Inc	44,708
200	*	U.S. Cellular Corp	8,952
1,608	*	UnitedGlobalcom, Inc (Class A)	15,533
1,878	*	Univision Communications, Inc (Class A)	54,969
100	*	West Corp	3,311

		TOTAL COMMUNICATIONS	733,662

DEPOSITORY INSTITUTIONS - 9.04%
7,396		AmSouth Bancorp	191,556
2,762		Associated Banc-Corp	91,726
1,700		Astoria Financial Corp	67,949
1,120		Bank of Hawaii Corp	56,829
3,539		Banknorth Group, Inc	129,527
318	*	BOK Financial Corp	15,506
500		Capitol Federal Financial	18,000
900		City National Corp	63,585
2,700		Colonial Bancgroup, Inc	57,321
3,611		Comerica, Inc	220,343
1,289		Commerce Bancshares, Inc	64,708
2,600		Compass Bancshares, Inc	126,542
1,100		Cullen/Frost Bankers, Inc	53,460
2,550		First Horizon National Corp	109,931
1,700		FirstMerit Corp	48,433
2,420		Fulton Financial Corp	56,410
3,353		Hibernia Corp (Class A)	98,947
923		Hudson United Bancorp	36,348
4,921		Huntington Bancshares, Inc	121,942
635		IndyMac Bancorp, Inc	21,876
716		International Bancshares Corp	28,196
1,654		M & T Bank Corp	178,367
4,600		Marshall & Ilsley Corp	203,320

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,622		Mercantile Bankshares Corp	$84,668
5,642		New York Community Bancorp, Inc	116,056
7,161		North Fork Bancorp, Inc	206,595
2,835		Northern Trust Corp	137,724
850		People's Bank	33,057
9,577		Regions Financial Corp	340,845
2,000		Sky Financial Group, Inc	57,340
1,430		South Financial Group, Inc	46,518
7,200		Sovereign Bancorp, Inc	162,360
1,919		Synovus Financial Corp	54,845
358		TCF Financial Corp	11,506
1,247		UnionBanCal Corp	80,407
1,912		Valley National Bancorp	52,867
616		W Holding Co, Inc	14,131
1,573		Washington Federal, Inc	41,747
1,075		Webster Financial Corp	54,438
900		Whitney Holding Corp	40,491
1,400		Wilmington Trust Corp	50,610
1,900		Zions Bancorp	129,257

		TOTAL DEPOSITORY INSTITUTIONS	3,776,284

EATING AND DRINKING PLACES - 0.34%
175	*	Brinker International, Inc	6,137
1,848		Darden Restaurants, Inc	51,264
154		Outback Steakhouse, Inc	7,050
2,020		Wendy's International, Inc	79,305

		TOTAL EATING AND DRINKING PLACES	143,756

EDUCATIONAL SERVICES - 0.01%
134	*	Laureate Education, Inc	5,908

		TOTAL EDUCATIONAL SERVICES	5,908

ELECTRIC, GAS, AND SANITARY SERVICES - 14.18%
1,536		AGL Resources, Inc	51,057
2,317	*	Allegheny Energy, Inc	45,668
605		Allete, Inc	22,234
2,400		Alliant Energy Corp	68,640
3,304	*	Allied Waste Industries, Inc	30,661
4,058		Ameren Corp	203,468
1,875		Aqua America, Inc	46,106
5,600		Centerpoint Energy, Inc	63,280
3,709		Cinergy Corp	154,406
7,122		Citizens Communications Co	98,212
5,065		Consolidated Edison, Inc	221,594
3,500		Constellation Energy Group, Inc	152,985
2,600		DPL, Inc	65,286
3,576		DTE Energy Co	154,233
5,700	*	Dynegy, Inc (Class A)	26,334
6,909		Edison International	221,295
13,216		El Paso Corp	137,446
3,200		Energy East Corp	85,376
1,300		Equitable Resources, Inc	78,858
3,909		FPL Group, Inc	292,198
1,600		Great Plains Energy, Inc	48,448
1,800		Hawaiian Electric Industries, Inc	52,470
3,400		KeySpan Corp	134,130

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,652		Kinder Morgan, Inc	$120,811
2,398		MDU Resources Group, Inc	63,979
8,100	b*	Mirant Corp	2,920
1,600		National Fuel Gas Co	45,344
5,600		NiSource, Inc	127,568
2,700		Northeast Utilities	50,895
1,616	*	NRG Energy, Inc	58,257
1,100		NSTAR	59,708
1,900		OGE Energy Corp	50,369
2,113		Oneok, Inc	60,051
4,050		Pepco Holdings, Inc	86,346
8,400	*	PG&E Corp	279,552
1,881		Pinnacle West Capital Corp	83,535
3,965		PPL Corp	211,255
5,084		Progress Energy, Inc	230,000
4,878		Public Service Enterprise Group, Inc	252,534
2,200		Puget Energy, Inc	54,340
1,800		Questar Corp	91,728
6,399	*	Reliant Resources, Inc	87,346
3,300		Republic Services, Inc	110,682
2,300		SCANA Corp	90,620
4,319		Sempra Energy	158,421
4,100		TECO Energy, Inc	62,894
6,152		TXU Corp	397,173
1,007		UGI Corp	41,196
1,700		Vectren Corp	45,560
1,760		Westar Energy, Inc	40,251
1,088		Western Gas Resources, Inc	31,824
11,686		Williams Cos, Inc	190,365
2,600		Wisconsin Energy Corp	87,646
818		WPS Resources Corp	40,867
8,300		Xcel Energy, Inc	151,060

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,919,482

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.07%
3,407	*	Advanced Micro Devices, Inc	75,022
1,661		American Power Conversion Corp	35,545
421		Ametek, Inc	15,017
3,300	*	Applied Micro Circuits Corp	13,893
700		AVX Corp	8,820
10,696	*	CIENA Corp	35,725
1,789	*	Comverse Technology, Inc	43,741
4,234	*	Conexant Systems, Inc	8,426
968	*	Energizer Holdings, Inc	48,100
1,117	*	Fairchild Semiconductor International, Inc	18,162
147	*	Freescale Semiconductor, Inc	2,620
1,462	*	Freescale Semiconductor, Inc (Class B)	26,842
3,246	*	Gemstar-TV Guide International, Inc	19,216
478		Harris Corp	29,536
1,240		Hubbell, Inc (Class B)	64,852
248	*	International Rectifier Corp	11,053
1,567		Intersil Corp (Class A)	26,232
1,059		L-3 Communications Holdings, Inc	77,561
4,500	*	LSI Logic Corp	24,660
726		Maytag Corp	15,319
6,558	*	Micron Technology, Inc	80,991
488		Molex, Inc	14,640
752	*	Novellus Systems, Inc	20,973

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

752	*	Polycom, Inc	$17,537
303	*	QLogic Corp	11,129
5,500	*	Sanmina-SCI Corp	46,585
3,146		Scientific-Atlanta, Inc	103,849
25,932	*	Sirius Satellite Radio, Inc	198,380
5,654	*	Tellabs, Inc	48,568
220	*	Utstarcom, Inc	4,873
2,451	*	Vishay Intertechnology, Inc	36,814
1,417		Whirlpool Corp	98,071

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,282,752

ENGINEERING AND MANAGEMENT SERVICES - 1.04%
2,758	*	BearingPoint, Inc	22,147
1,053		Fluor Corp	57,399
273	*	Jacobs Engineering Group, Inc	13,047
5,500		Monsanto Co	305,525
2,521		Servicemaster Co	34,765

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	432,883

FABRICATED METAL PRODUCTS - 0.62%
262	*	Alliant Techsystems, Inc	17,130
1,152		Ball Corp	50,665
1,100		Crane Co	31,724
188		Fortune Brands, Inc	14,510
567		Harsco Corp	31,605
1,200		Snap-On, Inc	41,232
1,442		Stanley Works	70,644

		TOTAL FABRICATED METAL PRODUCTS	257,510

FOOD AND KINDRED PRODUCTS - 2.40%
12,183		Archer Daniels Midland Co	271,803
2,376		Campbell Soup Co	71,019
1,874	*	Constellation Brands, Inc (Class A)	87,160
600		Coors (Adolph) Co (Class B)	45,402
3,132	*	Dean Foods Co	103,199
3,763	*	Del Monte Foods Co	41,468
796		Hershey Foods Corp	44,210
1,700		Hormel Foods Corp	53,295
1,176		J.M. Smucker Co	55,354
709		McCormick & Co, Inc (Non-Vote)	27,367
292		Pepsi Bottling Group, Inc	7,896
1,451		PepsiAmericas Inc	30,819
301		Pilgrim's Pride Corp	9,235
1,735	*	Smithfield Foods, Inc	51,339
507		Tootsie Roll Industries, Inc	17,557
4,600		Tyson Foods, Inc (Class A)	84,640

		TOTAL FOOD AND KINDRED PRODUCTS	1,001,763

FOOD STORES - 1.53%
7,775		Albertson's, Inc	185,667
15,203	*	Kroger Co	266,661
9,396	*	Safeway, Inc	185,477

		TOTAL FOOD STORES	637,805

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 1.28%
869		Hillenbrand Industries, Inc	$48,264
2,959		Johnson Controls, Inc	187,719
1,417		Lear Corp	86,451
2,452		Leggett & Platt, Inc	69,710
5,429		Newell Rubbermaid, Inc	131,328
800		Steelcase, Inc (Class A)	11,072

		TOTAL FURNITURE AND FIXTURES	534,544

FURNITURE AND HOMEFURNISHINGS STORES - 0.30%
3,600		Circuit City Stores, Inc (Circuit City Group)	56,304
19	*	GameStop Corp (Class B)	426
520	*	Mohawk Industries, Inc	47,450
974		Pier 1 Imports, Inc	19,188

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	123,368

GENERAL BUILDING CONTRACTORS - 1.37%
1,325		Centex Corp	78,944
2,194		D.R. Horton, Inc	88,440
172	*	Hovnanian Enterprises, Inc (Class A)	8,517
695		KB Home	72,558
1,406		Lennar Corp (Class A)	79,692
200		Lennar Corp (Class B)	10,442
216		MDC Holdings, Inc	18,671
1,278		Pulte Homes, Inc	81,536
900		Ryland Group, Inc	51,786
655		Standard-Pacific Corp	42,012
581	*	Toll Brothers, Inc	39,862

		TOTAL GENERAL BUILDING CONTRACTORS	572,460

GENERAL MERCHANDISE STORES - 2.67%
1,414	*	Big Lots, Inc	17,152
1,431	*	BJ's Wholesale Club, Inc	41,685
1,227		Dillard's, Inc (Class A)	32,969
3,724		Federated Department Stores, Inc	215,210
5,036		J.C. Penney Co, Inc	208,490
968	*	Kmart Holding Corp	95,784
6,130		May Department Stores Co	180,222
879		Neiman Marcus Group, Inc (Class A)	62,884
2,500		Saks, Inc	36,275
4,404		Sears Roebuck & Co	224,736

		TOTAL GENERAL MERCHANDISE STORES	1,115,407

HEALTH SERVICES - 0.53%
700	*	Community Health Systems, Inc	19,516
551		Health Management Associates, Inc (Class A)	12,519
200	*	Laboratory Corp of America Holdings	9,964
369		Manor Care, Inc	13,074
9,988	*	Tenet Healthcare Corp	109,668
993	*	Triad Hospitals, Inc	36,950
464		Universal Health Services, Inc (Class B)	20,648

		TOTAL HEALTH SERVICES	222,339

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 10.12%
2,625	Allied Capital Corp	$67,830
1,702	AMB Property Corp	68,744
2,400	Annaly Mortgage Management, Inc	47,088
1,956	Apartment Investment & Management Co (Class A)	75,384
4,034	Archstone-Smith Trust	154,502
1,349	Arden Realty, Inc	50,884
1,469	AvalonBay Communities, Inc	110,616
1,700	Boston Properties, Inc	109,939
1,100	BRE Properties, Inc (Class A)	44,341
812	Camden Property Trust	41,412
257	CBL & Associates Properties, Inc	19,622
1,000	Centerpoint Properties Trust	47,890
1,700	Crescent Real Estate Equities Co	31,042
11	Cross Timbers Royalty Trust	439
2,095	Developers Diversified Realty Corp	92,955
2,995	Duke Realty Corp	102,249
8,515	Equity Office Properties Trust	247,957
5,868	Equity Residential	212,304
1,062	Federal Realty Investment Trust	54,852
356	Fremont General Corp	8,964
1,230	Friedman Billings Ramsey Group, Inc	23,850
3,943	General Growth Properties, Inc	142,579
2,800	Health Care Property Investors, Inc	77,532
1,058	Health Care REIT, Inc	40,363
1,380	Hospitality Properties Trust	63,480
7,326	Host Marriott Corp	126,740
3,649	HRPT Properties Trust	46,817
1,706	Independence Community Bank Corp	72,641
1,350	iShares Russell Midcap Value Index Fund	152,739
2,368	iStar Financial, Inc	107,176
2,000	Kimco Realty Corp	115,980
1,836	Liberty Property Trust	79,315
1,220	Macerich Co	76,616
1,343	Mack-Cali Realty Corp	61,818
651	Mills Corp	41,508
2,123	New Plan Excel Realty Trust	57,491
870	Pan Pacific Retail Properties, Inc	54,549
3,800	Plum Creek Timber Co, Inc	146,072
5,542	Popular, Inc	159,776
3,736	Prologis	161,881
1,700	Public Storage, Inc	94,775
1,572	Reckson Associates Realty Corp	51,577
500	Regency Centers Corp	27,700
985	Shurgard Storage Centers, Inc (Class A)	43,350
3,353	Simon Property Group, Inc	216,839
893	SL Green Realty Corp	54,071
1,848	Thornburg Mortgage, Inc	53,518
2,000	Trizec Properties, Inc	37,840
2,633	United Dominion Realty Trust, Inc	65,298
964	Ventas, Inc	26,423
1,975	Vornado Realty Trust	150,357
170	Weingarten Realty Investors	6,817

	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,226,502

HOTELS AND OTHER LODGING PLACES - 0.71%
1,173	Hilton Hotels Corp	26,674
482	Marriott International, Inc (Class A)	30,356

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,078	*	MGM Mirage	$78,414
2,747		Starwood Hotels & Resorts Worldwide, Inc	160,425

		TOTAL HOTELS AND OTHER LODGING PLACES	295,869

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.43%
1,855	*	AGCO Corp	40,606
4,209	*	Apple Computer, Inc	271,060
200	*	Avocent Corp	8,104
201		Black & Decker Corp	17,754
206		Briggs & Stratton Corp	8,565
872	*	Cooper Cameron Corp	46,922
887		Cummins, Inc	74,322
1,500		Diebold, Inc	83,595
825		Dover Corp	34,601
3,199		Eaton Corp	231,480
1,203		ITT Industries, Inc	101,593
2,954	*	Maxtor Corp	15,656
700	*	National-Oilwell, Inc	24,703
2,369		Pall Corp	68,583
2,558		Parker Hannifin Corp	193,743
2,057		Pentair, Inc	89,603
2,116		Pitney Bowes, Inc	97,928
543	*	Sandisk Corp	13,559
1,467		SPX Corp	58,768
1,825	*	Storage Technology Corp	57,688
663		Timken Co	17,251
3,094	*	Western Digital Corp	33,539
15,285	*	Xerox Corp	259,998

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,849,621

INSTRUMENTS AND RELATED PRODUCTS - 1.26%
4,143		Applera Corp (Applied Biosystems Group)	86,630
412		Bausch & Lomb, Inc	26,558
6,041		Eastman Kodak Co	194,822
387	*	Mettler-Toledo International, Inc	19,857
1,400		PerkinElmer, Inc	31,486
1,348		Rockwell Automation, Inc	66,793
80		Roper Industries, Inc	4,862
258		Tektronix, Inc	7,794
773		Teleflex, Inc	40,150
1,509	*	Thermo Electron Corp	45,557

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	524,509

INSURANCE AGENTS, BROKERS AND SERVICE - 0.71%
6,694		AON Corp	159,719
100		Gallagher (Arthur J.) & Co	3,250
3,247	*	Medco Health Solutions, Inc	135,075

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	298,044

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 9.24%
96	*	Alleghany Corp	$27,384
1,092	*	Allmerica Financial Corp	35,850
1,800		Ambac Financial Group, Inc	147,834
900		American Financial Group, Inc	28,179
200		American National Insurance Co	20,832
1,643		Assurant, Inc	50,194
1,361		Berkley (W.R.) Corp	64,198
2,804		Cigna Corp	228,722
3,161		Cincinnati Financial Corp	139,906
500	*	CNA Financial Corp	13,355
3,165	*	Conseco, Inc	63,142
581		Erie Indemnity Co (Class A)	30,543
3,308		Fidelity National Financial, Inc	151,076
1,610		First American Corp	56,575
2,562		Genworth Financial, Inc	69,174
978		HCC Insurance Holdings, Inc	32,391
2,321	*	Health Net, Inc	67,007
3,400	*	Humana, Inc	100,946
2,972		Jefferson-Pilot Corp	154,425
1,071		Leucadia National Corp	74,413
3,600		Lincoln National Corp	168,048
3,158		Loews Corp	222,007
100	*	Markel Corp	36,400
3,008		MBIA, Inc	190,346
600		Mercury General Corp	35,952
2,034		MGIC Investment Corp	140,163
1,191		Nationwide Financial Services, Inc (Class A)	45,532
200		Odyssey Re Holdings Corp	5,042
3,750		Old Republic International Corp	94,875
1,384	*	Pacificare Health Systems, Inc	78,224
2,000		PMI Group, Inc	83,500
6,669		Principal Financial Group	273,029
1,400		Protective Life Corp	59,766
1,272		Radian Group, Inc	67,721
600		Reinsurance Group of America, Inc	29,070
2,672		Safeco Corp	139,585
600		Stancorp Financial Group, Inc	49,500
2,346		Torchmark Corp	134,050
588		Transatlantic Holdings, Inc	36,356
562		Unitrin, Inc	25,543
6,200		UnumProvident Corp	111,228
342	*	WellChoice, Inc	18,263
2,150	*	WellPoint, Inc	247,250
24		Wesco Financial Corp	9,432

		TOTAL INSURANCE CARRIERS	3,857,028

LUMBER AND WOOD PRODUCTS - 0.60%
5,300		Georgia-Pacific Corp	198,644
1,068		Rayonier, Inc	52,236

		TOTAL LUMBER AND WOOD PRODUCTS	250,880

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

METAL MINING - 0.50%
2,024		Phelps Dodge Corp	$200,214
200		Southern Peru Copper Corp	9,442

		TOTAL METAL MINING	209,656

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
3,186		Hasbro, Inc	61,745
4,884		Mattel, Inc	95,189

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	156,934

MISCELLANEOUS RETAIL - 0.71%
988	*	Barnes & Noble, Inc	31,883
1,588		Borders Group, Inc	40,335
6,700	*	Office Depot, Inc	116,312
404		Omnicare, Inc	13,986
1,021	*	Rite Aid Corp	3,737
4,500	*	Toys 'R' Us, Inc	92,115

		TOTAL MISCELLANEOUS RETAIL	298,368

MOTION PICTURES - 0.15%
2,600		Blockbuster, Inc (Class A)	24,804
400	*	DreamWorks Animation SKG, Inc (Class A)	15,004
877		Metro-Goldwyn-Mayer, Inc	10,419
584		Regal Entertainment Group (Class A)	12,118

		TOTAL MOTION PICTURES	62,345

NONDEPOSITORY INSTITUTIONS - 1.04%
1,146		American Capital Strategies Ltd	38,219
3,439	*	AmeriCredit Corp	84,084
4,458		CIT Group, Inc	204,266
4,324	*	Providian Financial Corp	71,216
100		Student Loan Corp	18,400
298		Westcorp	13,687
71	*	WFS Financial, Inc	3,605

		TOTAL NONDEPOSITORY INSTITUTIONS	433,477

NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
2,096		Vulcan Materials Co	114,463

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	114,463

OIL AND GAS EXTRACTION - 3.33%
5,687		Chesapeake Energy Corp	93,836
600		Diamond Offshore Drilling, Inc	24,030
1,394		ENSCO International, Inc	44,246
2,502		EOG Resources, Inc	178,543
2,735		Kerr-McGee Corp	158,056
7,163		Marathon Oil Corp	269,400
696	*	Newfield Exploration Co	41,099
1,197		Noble Energy, Inc	73,807
242		Patterson-UTI Energy, Inc	4,707
2,476		Pioneer Natural Resources Co	86,908

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,060		Pogo Producing Co	$51,399
1,200	*	Pride International, Inc	24,648
1,070		Rowan Cos, Inc	27,713
700		Tidewater, Inc	24,927
5,445		Unocal Corp	235,442
1,722	*	Varco International, Inc	50,196

		TOTAL OIL AND GAS EXTRACTION	1,388,957

PAPER AND ALLIED PRODUCTS - 1.46%
2,200		Bemis Co	63,998
1,200		Bowater, Inc	52,764
4,200		MeadWestvaco Corp	142,338
1,799		OfficeMax, Inc	56,453
1,200		Packaging Corp of America	28,260
1,046	*	Pactiv Corp	26,453
5,209	*	Smurfit-Stone Container Corp	97,304
2,100		Sonoco Products Co	62,265
1,138		Temple-Inland, Inc	77,839

		TOTAL PAPER AND ALLIED PRODUCTS	607,674

PERSONAL SERVICES - 0.18%
523		Regis Corp	24,136
6,882	*	Service Corp International	51,271

		TOTAL PERSONAL SERVICES	75,407

PETROLEUM AND COAL PRODUCTS - 2.26%
1,595		Amerada Hess Corp	131,396
1,500		Ashland, Inc	87,570
1,400		Lubrizol Corp	51,604
4,200		Lyondell Chemical Co	121,464
1,785		Murphy Oil Corp	143,603
799		Premcor, Inc	33,694
1,600		Sunoco, Inc	130,736
5,400		Valero Energy Corp	245,160

		TOTAL PETROLEUM AND COAL PRODUCTS	945,227

PRIMARY METAL INDUSTRIES - 0.89%
1,852	*	Andrew Corp	25,243
2,557		Engelhard Corp	78,423
322	*	International Steel Group, Inc	13,060
1,656		Nucor Corp	86,675
631		Precision Castparts Corp	41,444
2,400		United States Steel Corp	123,000
249		Worthington Industries, Inc	4,875

		TOTAL PRIMARY METAL INDUSTRIES	372,720

PRINTING AND PUBLISHING - 0.94%
831		Belo (A.H.) Corp Series A	21,805
400		Dex Media, Inc	9,984
200		Harte-Hanks, Inc	5,196
1,428		Knight Ridder, Inc	95,590
900		Lee Enterprises, Inc	41,472

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

400		McClatchy Co (Class A)	$28,724
300		Media General, Inc (Class A)	19,443
287		New York Times Co (Class A)	11,710
4,466		R.R. Donnelley & Sons Co	157,605

		TOTAL PRINTING AND PUBLISHING	391,529

RAILROAD TRANSPORTATION - 2.05%
5,119	*	ADC Telecommunications, Inc	13,719
7,746		Burlington Northern Santa Fe Corp	366,463
4,519		CSX Corp	181,122
8,178		Norfolk Southern Corp	295,962

		TOTAL RAILROAD TRANSPORTATION	857,266

REAL ESTATE - 0.10%
700		Forest City Enterprises, Inc (Class A)	40,285

		TOTAL REAL ESTATE	40,285

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
900		Reebok International Ltd	39,600
279	*	Sealed Air Corp	14,862

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	54,462

SECURITY AND COMMODITY BROKERS - 1.30%
1,637		A.G. Edwards, Inc	70,735
2,200		Bear Stearns Cos, Inc	225,082
3,500	*	E*Trade Financial Corp	52,325
162		Federated Investors, Inc (Class B)	4,925
2,500	*	Instinet Group, Inc	15,075
4,949		Janus Capital Group, Inc	83,193
1,036		Jefferies Group, Inc	41,730
124		Nuveen Investments, Inc	4,894
1,400		Raymond James Financial, Inc	43,372

		TOTAL SECURITY AND COMMODITY BROKERS	541,331

STONE, CLAY, AND GLASS PRODUCTS - 0.28%
445		Florida Rock Industries, Inc	26,491
700		Lafarge North America, Inc	35,924
2,400	*	Owens-Illinois, Inc	54,360

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	116,775

TOBACCO PRODUCTS - 1.08%
1,381		Loews Corp (Carolina Group)	39,980
3,100		Reynolds American, Inc	243,660
3,440		UST, Inc	165,498

		TOTAL TOBACCO PRODUCTS	449,138

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.18%
1,707	*	AMR Corp	$18,692
3,421		Southwest Airlines Co	55,694

		TOTAL TRANSPORTATION BY AIR	74,386

TRANSPORTATION EQUIPMENT - 2.61%
866		American Axle & Manufacturing Holdings, Inc	26,552
1,950		Autoliv, Inc	94,185
830		Brunswick Corp	41,085
3,100		Dana Corp	53,723
10,265		Delphi Corp	92,590
3,591		Genuine Parts Co	158,219
2,600		Goodrich Corp	84,864
602	*	Navistar International Corp	26,476
71		Oshkosh Truck Corp	4,855
3,712		Paccar, Inc	298,742
2,538		Textron, Inc	187,304
497	*	TRW Automotive Holdings Corp	10,288
187	*	United Defense Industries, Inc	8,836

		TOTAL TRANSPORTATION EQUIPMENT	1,087,719

TRANSPORTATION SERVICES - 0.15%
2,861		Sabre Holdings Corp	63,400

		TOTAL TRANSPORTATION SERVICES	63,400

TRUCKING AND WAREHOUSING - 0.22%
755		CNF, Inc	37,826
983	*	Yellow Roadway Corp	54,763

		TOTAL TRUCKING AND WAREHOUSING	92,589

WHOLESALE TRADE-DURABLE GOODS - 1.30%
2,015		Adesa, Inc	42,758
2,361	*	Arrow Electronics, Inc	57,372
2,600	*	Avnet, Inc	47,424
882		BorgWarner, Inc	47,778
638		Carlisle Cos, Inc	41,419
906		Hughes Supply, Inc	29,309
2,502		IKON Office Solutions, Inc	28,923
2,114	*	Ingram Micro, Inc (Class A)	43,971
1,000		Martin Marietta Materials, Inc	53,660
1,188	*	Tech Data Corp	53,935
1,465		W.W. Grainger, Inc	97,598

		TOTAL WHOLESALE TRADE-DURABLE GOODS	544,147

WHOLESALE TRADE-NONDURABLE GOODS - 0.81%
1,686		AmerisourceBergen Corp	98,934
566		Brown-Forman Corp (Class B)	27,553

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

101	*	Henry Schein, Inc	$7,038
3,477		McKesson Corp	109,386
2,800		Supervalu, Inc	96,656

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	339,567

		TOTAL COMMON STOCKS
		(Cost $29,521,698)	41,669,326

		TOTAL PORTFOLIO - 99.82%
		(Cost $29,526,243)	41,677,735
		OTHER ASSETS & LIABILITIES, NET - 0.18%	75,630

		NET ASSETS - 100.00%	$41,753,365

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS MID-CAP BLEND INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.02%
HOLDING AND OTHER INVESTMENT OFFICES - 0.02%
172	*	Simon Property Group L.P.	$10,186

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,186

		TOTAL PREFERRED STOCKS
		(Cost $5,511)	10,186

COMMON STOCKS - 99.80%
AMUSEMENT AND RECREATION SERVICES - 0.51%
4,900	*	Caesars Entertainment, Inc	98,686
1,800		Harrah's Entertainment, Inc	120,402
600		International Speedway Corp (Class A)	31,680
643		Station Casinos, Inc	35,159

		TOTAL AMUSEMENT AND RECREATION SERVICES	285,927

APPAREL AND ACCESSORY STORES - 1.16%
1,369		Abercrombie & Fitch Co (Class A)	64,275
889		American Eagle Outfitters, Inc	41,872
1,133	*	AnnTaylor Stores Corp	24,393
1,400	*	Chico's FAS, Inc	63,742
1,500		Claire's Stores, Inc	31,875
2,500		Foot Locker, Inc	67,325
5,728		Limited Brands, Inc	131,859
1,700		Nordstrom, Inc	79,441
1,273	*	Pacific Sunwear of California, Inc	28,337
2,400		Ross Stores, Inc	69,288
324		Talbots, Inc	8,823
758	*	Urban Outfitters, Inc	33,655

		TOTAL APPAREL AND ACCESSORY STORES	644,885

APPAREL AND OTHER TEXTILE PRODUCTS - 0.49%
300	*	Columbia Sportswear Co	17,883
2,000		Jones Apparel Group, Inc	73,140
1,800		Liz Claiborne, Inc	75,978
667		Polo Ralph Lauren Corp	28,414
1,400		VF Corp	77,532

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	272,947

AUTO REPAIR, SERVICES AND PARKING - 0.09%
1,086		Ryder System, Inc	51,878

		TOTAL AUTO REPAIR, SERVICES AND PARKING	51,878

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.55%
1,231	*	Advance Auto Parts	$53,770
2,800	*	Autonation, Inc	53,788
874	*	Autozone, Inc	79,805
1,700	*	Carmax, Inc	52,785
1,097	*	Copart, Inc	28,873
800	*	O'Reilly Automotive, Inc	36,040

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	305,061

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.20%
1,000		Fastenal Co	61,560
1,807		Louisiana-Pacific Corp	48,319

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	109,879

BUSINESS SERVICES - 7.97%
6,700	*	3Com Corp	27,939
2,243	*	Activision, Inc	45,264
1,255		Acxiom Corp	33,007
3,900		Adobe Systems, Inc	244,686
1,941	*	Affiliated Computer Services, Inc (Class A)	116,829
1,772	*	Akamai Technologies, Inc	23,089
743	*	Alliance Data Systems Corp	35,278
994	*	Ask Jeeves, Inc	26,590
3,800		Autodesk, Inc	144,210
5,838	*	BEA Systems, Inc	51,725
3,600	*	BMC Software, Inc	66,960
942		Brink's Co	37,228
4,500	*	Cadence Design Systems, Inc	62,145
2,467	*	Ceridian Corp	45,097
1,056		Certegy, Inc	37,520
1,300	*	Checkfree Corp	49,504
1,400	*	ChoicePoint, Inc	64,386
2,800	*	Citrix Systems, Inc	68,684
300	*	Cogent, Inc	9,900
2,100	*	Cognizant Technology Solutions Corp	88,893
3,000	*	Computer Sciences Corp	169,110
6,200	*	Compuware Corp	40,114
2,400	*	Convergys Corp	35,976
800		Deluxe Corp	29,864
1,200	*	DST Systems, Inc	62,544
1,182	*	Dun & Bradstreet Corp	70,506
8,144		Electronic Data Systems Corp	188,126
2,100		Equifax, Inc	59,010
1,172		Fair Isaac Corp	42,989
3,137	*	Fiserv, Inc	126,076
716	*	Getty Images, Inc	49,297
2,000		GTECH Holdings Corp	51,900
1,200		Henry (Jack) & Associates, Inc	23,892
3,904		IMS Health, Inc	90,612
6,700	*	Interpublic Group of Cos, Inc	89,780
2,830	*	Intuit, Inc	124,548
1,800	*	Iron Mountain, Inc	54,882
8,502	*	Juniper Networks, Inc	231,169
410	*	Kinetic Concepts, Inc	31,283
1,379	*	Lamar Advertising Co	58,994
1,100	*	Macromedia, Inc	34,232
1,500		Manpower, Inc	72,450
2,500	*	McAfee, Inc	72,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,331	*	Mercury Interactive Corp	$60,627
1,473		MoneyGram International, Inc	31,139
1,600	*	Monster Worldwide, Inc	53,824
900		National Instruments Corp	24,525
600	*	NAVTEQ Corp	27,816
1,500	*	NCR Corp	103,845
6,100	*	Novell, Inc	41,175
344	*	Pixar	29,450
2,688	*	Red Hat, Inc	35,885
900	*	Rent-A-Center, Inc	23,850
900		Reynolds & Reynolds Co (Class A)	23,859
2,300		Robert Half International, Inc	67,689
7,100	*	Siebel Systems, Inc	74,550
4,800	*	SunGard Data Systems, Inc	135,984
1,609	*	Sybase, Inc	32,100
2,571	*	Synopsys, Inc	50,443
3,295	*	TIBCO Software, Inc	43,955
500		Total System Services, Inc	12,150
5,534	*	Unisys Corp	56,336
4,018	*	VeriSign, Inc	134,683
6,801	*	Veritas Software Corp	194,169
368		Viad Corp	10,484
5,000	*	WebMD Corp	40,800
1,257	*	Westwood One, Inc	33,851

		TOTAL BUSINESS SERVICES	4,431,802

CHEMICALS AND ALLIED PRODUCTS - 6.27%
3,673		Air Products & Chemicals, Inc	212,924
1,183		Alberto-Culver Co	57,458
2,082		Allergan, Inc	168,788
347	*	American Pharmaceutical Partners, Inc	12,981
1,500	*	Amylin Pharmaceuticals, Inc	35,040
1,200	*	Andrx Corp	26,196
1,800		Avery Dennison Corp	107,946
1,464	*	Barr Pharmaceuticals, Inc	66,671
1,000		Cabot Corp	38,680
931	*	Cephalon, Inc	47,369
1,000	*	Charles River Laboratories International, Inc	46,010
1,820	*	Chiron Corp	60,661
950		Church & Dwight Co, Inc	31,939
2,388		Clorox Co	140,725
707	*	Dade Behring Holdings, Inc	39,592
1,300		Eastman Chemical Co	75,049
3,000		Ecolab, Inc	105,390
438	*	Eon Labs, Inc	11,826
1,700		Estee Lauder Cos (Class A)	77,809
113	*	Eyetech Pharmaceuticals, Inc	5,142
3,877	*	Genzyme Corp	225,137
2,491	*	Hospira, Inc	83,449
900	*	ICOS Corp	25,452
600	*	Idexx Laboratories, Inc	32,754
1,126	*	ImClone Systems, Inc	51,886
1,398		International Flavors & Fragrances, Inc	59,890
800	*	Invitrogen Corp	53,704
3,106	*	IVAX Corp	49,137
3,800	*	King Pharmaceuticals, Inc	47,120
431	*	Martek Biosciences Corp	22,067
931		Medicis Pharmaceutical Corp (Class A)	32,687
4,132	*	MedImmune, Inc	112,019
1,170	*	MGI Pharma, Inc	32,772

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

4,900	*	Millennium Pharmaceuticals, Inc	$59,388
4,455		Mylan Laboratories, Inc	78,764
700	*	Nalco Holding Co	13,664
905	*	NBTY, Inc	21,729
1,387	*	Nektar Therapeutics	28,073
600	*	Neurocrine Biosciences, Inc	29,580
777	*	OSI Pharmaceuticals, Inc	58,158
2,800		PPG Industries, Inc	190,848
5,298		Praxair, Inc	233,907
1,500	*	Protein Design Labs, Inc	30,990
2,558		Rohm & Haas Co	113,140
1,800		RPM International, Inc	35,388
300	*	Scotts Co (Class A)	22,056
1,721	*	Sepracor, Inc	102,176
1,900		Sherwin-Williams Co	84,797
1,100		Sigma-Aldrich Corp	66,506
852		Valspar Corp	42,609
1,042	*	VCA Antech, Inc	20,423
1,800	*	Watson Pharmaceuticals, Inc	59,058

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,487,524

COAL MINING - 0.41%
1,007		Arch Coal, Inc	35,789
1,495		Consol Energy, Inc	61,370
1,260		Massey Energy Co	44,037
1,062		Peabody Energy Corp	85,926

		TOTAL COAL MINING	227,122

COMMUNICATIONS - 2.47%
3,600	*	American Tower Corp (Class A)	66,240
6,330	*	Avaya, Inc	108,876
2,859	*	Cablevision Systems Corp (Class A)	71,189
2,207		CenturyTel, Inc	78,282
898	*	Citadel Broadcasting Corp	14,530
500	*	Cox Radio, Inc (Class A)	8,240
3,171	*	Crown Castle International Corp	52,765
600	*	Entercom Communications Corp	21,534
1,800	*	Foundry Networks, Inc	23,688
500		Global Payments, Inc	29,270
461		Hearst-Argyle Television, Inc	12,161
900	*	IDT Corp	13,212
10,376	*	Level 3 Communications, Inc	35,175
2,638	*	Liberty Media International, Inc	121,955
2,036	*	Nextel Partners, Inc (Class A)	39,783
946	*	NII Holdings, Inc (Class B)	44,888
1,145	*	NTL, Inc	83,539
23,500	*	Qwest Communications International, Inc	104,340
1,300	*	Radio One, Inc (Class D)	20,956
649	*	Spectrasite, Inc	37,577
822		Telephone & Data Systems, Inc	63,253
200	*	U.S. Cellular Corp	8,952
5,771	*	UnitedGlobalcom, Inc (Class A)	55,748
3,833	*	Univision Communications, Inc (Class A)	112,192
300	*	West Corp	9,933
1,258	*	Western Wireless Corp (Class A)	36,859
2,600	*	XM Satellite Radio Holdings, Inc	97,812

		TOTAL COMMUNICATIONS	1,372,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 6.04%			$
5,600		AmSouth Bancorp		145,040
2,100		Associated Banc-Corp		69,741
1,300		Astoria Financial Corp		51,961
886		Bank of Hawaii Corp		44,956
2,800		Banknorth Group, Inc		102,480
315	*	BOK Financial Corp		15,359
300		Capitol Federal Financial		10,800
700		City National Corp		49,455
2,200		Colonial Bancgroup, Inc		46,706
2,778		Comerica, Inc		169,514
1,100		Commerce Bancorp, Inc		70,840
1,002		Commerce Bancshares, Inc		50,300
1,935		Compass Bancshares, Inc		94,176
800		Cullen/Frost Bankers, Inc		38,880
2,000		First Horizon National Corp		86,220
1,300		FirstMerit Corp		37,037
1,890		Fulton Financial Corp		44,056
2,595		Hibernia Corp (Class A)		76,578
1,100		Hudson City Bancorp, Inc		40,502
700		Hudson United Bancorp		27,566
3,700		Huntington Bancshares, Inc		91,686
1,000		IndyMac Bancorp, Inc		34,450
600		International Bancshares Corp		23,628
1,252		M & T Bank Corp		135,016
3,591		Marshall & Ilsley Corp		158,722
1,300		Mercantile Bankshares Corp		67,860
4,233		New York Community Bancorp, Inc		87,073
1,488		NewAlliance Bancshares, Inc		22,766
6,867		North Fork Bancorp, Inc		198,113
3,144		Northern Trust Corp		152,736
600		People's Bank		23,334
7,458		Regions Financial Corp		265,430
1,600		Sky Financial Group, Inc		45,872
1,189		South Financial Group, Inc		38,678
5,500		Sovereign Bancorp, Inc		124,025
4,863		Synovus Financial Corp		138,985
2,300		TCF Financial Corp		73,922
749		UCBH Holdings, Inc		34,319
925		UnionBanCal Corp		59,644
1,680		Valley National Bancorp		46,452
1,214		W Holding Co, Inc		27,849
1,210		Washington Federal, Inc		32,113
800		Webster Financial Corp		40,512
700		Whitney Holding Corp		31,493
1,100		Wilmington Trust Corp		39,765
1,400		Zions Bancorp		95,242

		TOTAL DEPOSITORY INSTITUTIONS		3,361,852

EATING AND DRINKING PLACES - 1.10%
1,350		Applebee's International, Inc		35,708
1,685		Aramark Corp (Class B)		44,669
1,500	*	Brinker International, Inc		52,605
2,700		Darden Restaurants, Inc		74,898
1,000		Outback Steakhouse, Inc		45,780
1,000		Ruby Tuesday, Inc		26,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,250	*	The Cheesecake Factory, Inc	$40,588
1,800		Wendy's International, Inc	70,668
4,708		Yum! Brands, Inc	222,123

		TOTAL EATING AND DRINKING PLACES	613,119

EDUCATIONAL SERVICES - 0.37%
1,600	*	Career Education Corp	64,000
1,400	*	Corinthian Colleges, Inc	26,383
900	*	DeVry, Inc	15,624
1,215	*	Education Management Corp	40,107
775	*	ITT Educational Services, Inc	36,851
589	*	Laureate Education, Inc	25,969

		TOTAL EDUCATIONAL SERVICES	208,934

ELECTRIC, GAS, AND SANITARY SERVICES - 8.57%
10,182	*	AES Corp	139,188
1,230		AGL Resources, Inc	40,885
2,108	*	Allegheny Energy, Inc	41,549
500		Allete, Inc	18,375
1,700		Alliant Energy Corp	48,620
4,300	*	Allied Waste Industries, Inc	39,904
3,100		Ameren Corp	155,434
1,625		Aqua America, Inc	39,959
4,400		Centerpoint Energy, Inc	49,720
2,900		Cinergy Corp	120,727
5,500		Citizens Communications Co	75,845
3,900		Consolidated Edison, Inc	170,625
2,700		Constellation Energy Group, Inc	118,017
2,000		DPL, Inc	50,220
2,800		DTE Energy Co	120,764
4,400	*	Dynegy, Inc (Class A)	20,328
5,309		Edison International	170,047
10,200		El Paso Corp	106,080
2,400		Energy East Corp	64,032
1,000		Equitable Resources, Inc	60,660
2,967		FPL Group, Inc	221,783
1,200		Great Plains Energy, Inc	36,336
1,200		Hawaiian Electric Industries, Inc	34,980
2,600		KeySpan Corp	102,570
1,500		Kinder Morgan, Inc	109,695
1,900		MDU Resources Group, Inc	50,692
1,100		National Fuel Gas Co	31,174
4,200		NiSource, Inc	95,676
2,000		Northeast Utilities	37,700
1,302	*	NRG Energy, Inc	46,937
900		NSTAR	48,852
1,400		OGE Energy Corp	37,114
1,702		Oneok, Inc	48,371
3,100		Pepco Holdings, Inc	66,092
6,424	*	PG&E Corp	213,791
1,500		Pinnacle West Capital Corp	66,615
3,100		PPL Corp	165,168
3,992		Progress Energy, Inc	180,598
3,800		Public Service Enterprise Group, Inc	196,726
1,500		Puget Energy, Inc	37,050
1,400		Questar Corp	71,344
4,800	*	Reliant Resources, Inc	65,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,462		Republic Services, Inc	$82,575
1,800		SCANA Corp	70,920
3,310		Sempra Energy	121,411
721	*	Stericycle, Inc	33,130
3,300		TECO Energy, Inc	50,622
4,850		TXU Corp	313,116
848		UGI Corp	34,692
1,300		Vectren Corp	34,840
1,419		Westar Energy, Inc	32,453
881		Western Gas Resources, Inc	25,769
8,900		Williams Cos, Inc	144,981
1,900		Wisconsin Energy Corp	64,049
600		WPS Resources Corp	29,976
6,400		Xcel Energy, Inc	116,480

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,770,777

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.76%
1,056		Adtran, Inc	20,212
5,700	*	Advanced Micro Devices, Inc	125,514
26,073	*	Agere Systems, Inc (Class B)	35,199
6,018	*	Altera Corp	124,573
2,900		American Power Conversion Corp	62,060
1,052		Ametek, Inc	37,525
1,500	*	Amkor Technology, Inc	10,020
1,127	*	Amphenol Corp (Class A)	41,406
5,164	*	Applied Micro Circuits Corp	21,740
6,800	*	Atmel Corp	26,656
1,000		AVX Corp	12,600
8,427	*	CIENA Corp	28,146
3,247	*	Comverse Technology, Inc	79,389
7,695	*	Conexant Systems, Inc	15,313
1,200	*	Cree, Inc	48,096
2,000	*	Cypress Semiconductor Corp	23,460
1,200	*	Energizer Holdings, Inc	59,628
1,980	*	Fairchild Semiconductor International, Inc	32,195
687	*	Freescale Semiconductor, Inc	12,242
5,650	*	Freescale Semiconductor, Inc (Class B)	103,734
3,800	*	Gemstar-TV Guide International, Inc	22,496
977		Harman International Industries, Inc	124,079
1,100		Harris Corp	67,969
1,000		Hubbell, Inc (Class B)	52,300
1,205	*	Integrated Circuit Systems, Inc	25,209
1,100	*	International Rectifier Corp	49,027
2,300		Intersil Corp (Class A)	38,502
2,600	*	Jabil Circuit, Inc	66,508
21,900	*	JDS Uniphase Corp	69,423
1,680		L-3 Communications Holdings, Inc	123,043
5,038		Linear Technology Corp	195,273
6,300	*	LSI Logic Corp	34,524
1,300		Maytag Corp	27,430
1,262	*	MEMC Electronic Materials, Inc	16,722
3,400		Microchip Technology, Inc	90,644
9,200	*	Micron Technology, Inc	113,620
2,200		Molex, Inc	66,000
5,759		National Semiconductor Corp	103,374
2,256	*	Novellus Systems, Inc	62,920
2,756	*	Nvidia Corp	64,931
791		Plantronics, Inc	32,803
2,800	*	PMC-Sierra, Inc	31,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,600	*	Polycom, Inc	$37,312
1,500	*	QLogic Corp	55,095
1,400	*	Rambus, Inc	32,200
2,900		Rockwell Collins, Inc	114,376
8,600	*	Sanmina-SCI Corp	72,842
2,500		Scientific-Atlanta, Inc	82,525
1,234	*	Semtech Corp	26,988
629	*	Silicon Laboratories, Inc	22,210
19,724	*	Sirius Satellite Radio, Inc	150,889
7,705	*	Tellabs, Inc	66,186
1,500	*	Utstarcom, Inc	33,225
2,420	*	Vishay Intertechnology, Inc	36,348
1,100		Whirlpool Corp	76,131

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,204,332

ENGINEERING AND MANAGEMENT SERVICES - 1.83%
1,004	*	Affymetrix, Inc	36,696
2,500	*	BearingPoint, Inc	20,075
2,600	*	Celgene Corp	68,978
613		Corporate Executive Board Co	41,034
1,042	*	Covance, Inc	40,378
1,300		Fluor Corp	70,863
817	*	Gen-Probe, Inc	36,937
703	*	Hewitt Associates, Inc	22,503
934	*	Jacobs Engineering Group, Inc	44,636
4,300		Monsanto Co	238,865
2,000		Moody's Corp	173,700
800	*	Pharmaceutical Product Development, Inc	33,032
1,300		Quest Diagnostics, Inc	124,215
4,700		Servicemaster Co	64,813

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,016,725

FABRICATED METAL PRODUCTS - 0.80%
619	*	Alliant Techsystems, Inc	40,470
1,800		Ball Corp	79,164
900		Crane Co	25,956
2,329		Fortune Brands, Inc	179,752
683		Harsco Corp	38,070
900		Snap-On, Inc	30,924
1,100		Stanley Works	53,889

		TOTAL FABRICATED METAL PRODUCTS	448,225

FOOD AND KINDRED PRODUCTS - 1.94%
9,469		Archer Daniels Midland Co	211,253
3,719		Campbell Soup Co	111,161
1,500	*	Constellation Brands, Inc (Class A)	69,765
400		Coors (Adolph) Co (Class B)	30,268
2,400	*	Dean Foods Co	79,080
3,000	*	Del Monte Foods Co	33,060
2,774		Hershey Foods Corp	154,068
1,200		Hormel Foods Corp	37,620
952		J.M. Smucker Co	44,811
2,200		McCormick & Co, Inc (Non-Vote)	84,920
2,533		Pepsi Bottling Group, Inc	68,492
1,180		PepsiAmericas Inc	25,063

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

251		Pilgrim's Pride Corp	$7,701
1,411	*	Smithfield Foods, Inc	41,751
424		Tootsie Roll Industries, Inc	14,683
3,500		Tyson Foods, Inc (Class A)	64,400

		TOTAL FOOD AND KINDRED PRODUCTS	1,078,096

FOOD STORES - 1.08%
420	*	7-Eleven, Inc	10,059
5,907		Albertson's, Inc	141,059
11,944	*	Kroger Co	209,498
7,100	*	Safeway, Inc	140,154
1,027		Whole Foods Market, Inc	97,924

		TOTAL FOOD STORES	598,694

FURNITURE AND FIXTURES - 1.06%
1,100		Herman Miller, Inc	30,393
900		Hillenbrand Industries, Inc	49,986
900		HNI Corp	38,745
3,100		Johnson Controls, Inc	196,664
1,100		Lear Corp	67,111
3,200		Leggett & Platt, Inc	90,976
4,365		Newell Rubbermaid, Inc	105,589
700		Steelcase, Inc (Class A)	9,688

		TOTAL FURNITURE AND FIXTURES	589,152

FURNITURE AND HOMEFURNISHINGS STORES - 0.87%
4,890	*	Bed Bath & Beyond, Inc	194,769
3,300		Circuit City Stores, Inc (Circuit City Group)	51,612
800	*	Mohawk Industries, Inc	73,000
1,400		Pier 1 Imports, Inc	27,580
2,600		RadioShack Corp	85,488
1,500	*	Williams-Sonoma, Inc	52,560

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	485,009

GENERAL BUILDING CONTRACTORS - 1.50%
1,950		Centex Corp	116,181
3,770		D.R. Horton, Inc	151,969
504	*	Hovnanian Enterprises, Inc (Class A)	24,958
585		KB Home	61,074
2,044		Lennar Corp (Class A)	115,854
160		Lennar Corp (Class B)	8,354
341		MDC Holdings, Inc	29,476
100	*	NVR, Inc	76,940
1,749		Pulte Homes, Inc	111,586
800		Ryland Group, Inc	46,032
566		Standard-Pacific Corp	36,303
800	*	Toll Brothers, Inc	54,888

		TOTAL GENERAL BUILDING CONTRACTORS	833,615

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.99%
1,900	*	Big Lots, Inc	$23,047
1,160	*	BJ's Wholesale Club, Inc	33,791
200	*	Cabela's, Inc	4,548
996		Dillard's, Inc (Class A)	26,763
4,800		Dollar General Corp	99,696
1,900	*	Dollar Tree Stores, Inc	54,492
2,400		Family Dollar Stores, Inc	74,952
2,701		Federated Department Stores, Inc	156,091
3,947		J.C. Penney Co, Inc	163,406
785	*	Kmart Holding Corp	77,676
4,618		May Department Stores Co	135,769
713		Neiman Marcus Group, Inc (Class A)	51,008
2,100		Saks, Inc	30,471
3,435		Sears Roebuck & Co	175,288

		TOTAL GENERAL MERCHANDISE STORES	1,106,998

HEALTH SERVICES - 1.43%
805	*	Accredo Health, Inc	22,315
1,000	*	Community Health Systems, Inc	27,880
1,472	*	Coventry Health Care, Inc	78,134
1,600	*	DaVita, Inc	63,248
1,100	*	Express Scripts, Inc	84,084
4,000		Health Management Associates, Inc (Class A)	90,880
2,249	*	Laboratory Corp of America Holdings	112,045
1,600	*	Lincare Holdings, Inc	68,240
1,400		Manor Care, Inc	49,602
1,100	*	Renal Care Group, Inc	39,589
7,400	*	Tenet Healthcare Corp	81,252
1,200	*	Triad Hospitals, Inc	44,652
800		Universal Health Services, Inc (Class B)	35,600

		TOTAL HEALTH SERVICES	797,521

HOLDING AND OTHER INVESTMENT OFFICES - 6.34%
2,100		Allied Capital Corp	54,264
1,370		AMB Property Corp	55,334
1,800		Annaly Mortgage Management, Inc	35,316
1,565		Apartment Investment & Management Co (Class A)	60,315
3,156		Archstone-Smith Trust	120,875
1,085		Arden Realty, Inc	40,926
1,200		AvalonBay Communities, Inc	90,360
1,300		Boston Properties, Inc	84,071
835		BRE Properties, Inc (Class A)	33,659
660		Camden Property Trust	33,660
300		CBL & Associates Properties, Inc	22,905
800		Centerpoint Properties Trust	38,312
1,200		Crescent Real Estate Equities Co	21,912
1,689		Developers Diversified Realty Corp	74,941
2,295		Duke Realty Corp	78,351
6,499		Equity Office Properties Trust	189,251
4,500		Equity Residential	162,810
800		Federal Realty Investment Trust	41,320
1,056		Fremont General Corp	26,590
2,291		Friedman Billings Ramsey Group, Inc	44,422
3,560		General Growth Properties, Inc	128,730
2,200		Health Care Property Investors, Inc	60,918
851		Health Care REIT, Inc	32,466
1,100		Hospitality Properties Trust	50,600

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

5,544		Host Marriott Corp	$95,911
2,900		HRPT Properties Trust	37,207
1,376		Independence Community Bank Corp	58,590
2,100		iShares Russell Midcap Index Fund	166,635
1,800		iStar Financial, Inc	81,468
1,616		Kimco Realty Corp	93,712
1,409		Liberty Property Trust	60,869
900		Macerich Co	56,520
948		Mack-Cali Realty Corp	43,636
890		Mills Corp	56,746
1,511		New Plan Excel Realty Trust	40,918
646		Pan Pacific Retail Properties, Inc	40,504
3,000		Plum Creek Timber Co, Inc	115,320
4,282		Popular, Inc	123,450
2,910		Prologis	126,090
1,362		Public Storage, Inc	75,932
1,207		Reckson Associates Realty Corp	39,602
1,008		Regency Centers Corp	55,843
743		Shurgard Storage Centers, Inc (Class A)	32,699
2,669		Simon Property Group, Inc	172,604
640		SL Green Realty Corp	38,752
1,500		Thornburg Mortgage, Inc	43,440
1,500		Trizec Properties, Inc	28,380
2,100		United Dominion Realty Trust, Inc	52,080
1,393		Ventas, Inc	38,182
1,600		Vornado Realty Trust	121,808
1,200		Weingarten Realty Investors	48,120

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,527,326

HOTELS AND OTHER LODGING PLACES - 1.32%
307		Choice Hotels International, Inc	17,806
6,166		Hilton Hotels Corp	140,215
1,120	*	Mandalay Resort Group	78,882
3,098		Marriott International, Inc (Class A)	195,112
987	*	MGM Mirage	71,794
3,337		Starwood Hotels & Resorts Worldwide, Inc	194,881
549	*	Wynn Resorts Ltd	36,739

		TOTAL HOTELS AND OTHER LODGING PLACES	735,429

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.16%
1,500	*	AGCO Corp	32,835
2,990	*	American Standard Cos, Inc	123,547
6,500	*	Apple Computer, Inc	418,600
771	*	Avocent Corp	31,241
5,430		Baker Hughes, Inc	231,698
1,300		Black & Decker Corp	114,829
844		Briggs & Stratton Corp	35,094
900	*	Cooper Cameron Corp	48,429
700		Cummins, Inc	58,653
1,200		Diebold, Inc	66,876
1,200		Donaldson Co, Inc	39,096
3,277		Dover Corp	137,437
2,402		Eaton Corp	173,809
1,100	*	FMC Technologies, Inc	35,420
1,100		Graco, Inc	41,085
2,029	*	Grant Prideco, Inc	40,681
1,539		ITT Industries, Inc	129,969

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,100	*	Lam Research Corp	$60,711
2,058	*	Lexmark International, Inc	174,930
4,107	*	Maxtor Corp	21,767
1,400	*	National-Oilwell, Inc	49,406
5,000	*	Network Appliance, Inc	166,100
2,088		Pall Corp	60,448
1,900		Parker Hannifin Corp	143,906
1,600		Pentair, Inc	69,696
3,740		Pitney Bowes, Inc	173,087
2,682	*	Sandisk Corp	66,970
1,733	*	Smith International, Inc	94,293
15,429	*	Solectron Corp	82,237
1,200		SPX Corp	48,072
1,700	*	Storage Technology Corp	53,737
3,800		Symbol Technologies, Inc	65,740
1,125		Timken Co	29,273
3,400	*	Western Digital Corp	36,856
12,990	*	Xerox Corp	220,960
900	*	Zebra Technologies Corp (Class A)	50,652

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,428,140

INSTRUMENTS AND RELATED PRODUCTS - 3.51%
3,300		Applera Corp (Applied Biosystems Group)	69,003
1,700		Bard (C.R.), Inc	108,766
880		Bausch & Lomb, Inc	56,725
1,000		Beckman Coulter, Inc	66,990
4,126		Biomet, Inc	179,027
538		Cooper Cos, Inc	37,977
1,836	*	Cytyc Corp	50,619
1,300		Dentsply International, Inc	73,060
4,661		Eastman Kodak Co	150,317
1,000	*	Edwards Lifesciences Corp	41,260
1,810	*	Fisher Scientific International, Inc	112,908
558	*	Flir Systems, Inc	35,595
654	*	Fossil, Inc	16,769
589	*	Inamed Corp	37,254
3,200	*	KLA-Tencor Corp	149,056
735	*	Mettler-Toledo International, Inc	37,713
819	*	Millipore Corp	40,794
2,120		PerkinElmer, Inc	47,679
500	*	Resmed, Inc	25,550
600	*	Respironics, Inc	32,616
3,000		Rockwell Automation, Inc	148,650
711		Roper Industries, Inc	43,207
1,400		Tektronix, Inc	42,294
600		Teleflex, Inc	31,164
3,200	*	Teradyne, Inc	54,624
2,700	*	Thermo Electron Corp	81,513
2,172	*	Varian Medical Systems, Inc	93,917
1,886	*	Waters Corp	88,246

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,953,293

INSURANCE AGENTS, BROKERS AND SERVICE - 0.70%
5,032		AON Corp	120,064
900		Brown & Brown, Inc	39,195
1,500		Gallagher (Arthur J.) & Co	48,750
4,401	*	Medco Health Solutions, Inc	183,082

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	391,091

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 6.29%
66	*	Alleghany Corp	$18,827
883	*	Allmerica Financial Corp	28,989
1,800		Ambac Financial Group, Inc	147,834
600		American Financial Group, Inc	18,786
134		American National Insurance Co	13,957
1,325		Assurant, Inc	40,479
1,183		Berkley (W.R.) Corp	55,802
2,200		Cigna Corp	179,454
2,415		Cincinnati Financial Corp	106,888
400	*	CNA Financial Corp	10,684
2,393	*	Conseco, Inc	47,740
500		Erie Indemnity Co (Class A)	26,285
2,640		Fidelity National Financial, Inc	120,569
1,300		First American Corp	45,682
2,404		Genworth Financial, Inc	64,908
1,100		HCC Insurance Holdings, Inc	36,432
1,900	*	Health Net, Inc	54,853
2,600	*	Humana, Inc	77,194
2,224		Jefferson-Pilot Corp	115,559
800		Leucadia National Corp	55,584
2,796		Lincoln National Corp	130,517
2,367		Loews Corp	166,400
140	*	Markel Corp	50,960
2,299		MBIA, Inc	145,481
400		Mercury General Corp	23,968
1,640		MGIC Investment Corp	113,012
932		Nationwide Financial Services, Inc (Class A)	35,630
141		Odyssey Re Holdings Corp	3,555
3,000		Old Republic International Corp	75,900
1,400	*	Pacificare Health Systems, Inc	79,128
1,500		PMI Group, Inc	62,625
5,199		Principal Financial Group	212,847
1,100		Protective Life Corp	46,959
1,562		Radian Group, Inc	83,161
500		Reinsurance Group of America, Inc	24,225
2,100		Safeco Corp	109,704
500		Stancorp Financial Group, Inc	41,250
1,850		Torchmark Corp	105,709
400		Transatlantic Holdings, Inc	24,732
800		Unitrin, Inc	36,360
4,800		UnumProvident Corp	86,112
332	*	WellChoice, Inc	17,729
4,802	*	WellPoint, Inc	552,230
19		Wesco Financial Corp	7,467

		TOTAL INSURANCE CARRIERS	3,502,167

LEATHER AND LEATHER PRODUCTS - 0.34%
3,000	*	Coach, Inc	169,200
300	*	Timberland Co (Class A)	18,801

		TOTAL LEATHER AND LEATHER PRODUCTS	188,001

LUMBER AND WOOD PRODUCTS - 0.35%
4,100		Georgia-Pacific Corp	153,668
830		Rayonier, Inc	40,595

		TOTAL LUMBER AND WOOD PRODUCTS	194,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

METAL MINING - 0.46%
2,500		Freeport-McMoRan Copper & Gold, Inc (Class A)	$95,575
1,500		Phelps Dodge Corp	148,380
200		Southern Peru Copper Corp	9,442

		TOTAL METAL MINING	253,397

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
2,500		Hasbro, Inc	48,450
6,717		Mattel, Inc	130,914

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	179,364

MISCELLANEOUS RETAIL - 1.08%
883	*	Barnes & Noble, Inc	28,494
1,300		Borders Group, Inc	33,020
1,181	*	Marvel Enterprises, Inc	24,187
2,200		Michaels Stores, Inc	65,934
536		MSC Industrial Direct Co (Class A)	19,285
5,000	*	Office Depot, Inc	86,800
1,724		Omnicare, Inc	59,685
684	*	Petco Animal Supplies, Inc	27,004
2,335		Petsmart, Inc	82,963
7,153	*	Rite Aid Corp	26,180
2,340		Tiffany & Co	74,810
3,553	*	Toys 'R' Us, Inc	72,730

		TOTAL MISCELLANEOUS RETAIL	601,092

MOTION PICTURES - 0.20%
525	*	Avid Technology, Inc	32,419
3,036		Blockbuster, Inc (Class A)	28,963
500	*	DreamWorks Animation SKG, Inc (Class A)	18,755
942		Metro-Goldwyn-Mayer, Inc	11,191
580	*	NetFlix, Inc	7,151
718		Regal Entertainment Group (Class A)	14,899

		TOTAL MOTION PICTURES	113,378

NONDEPOSITORY INSTITUTIONS - 0.88%
1,400		American Capital Strategies Ltd	46,690
2,500	*	AmeriCredit Corp	61,125
1,068	*	CapitalSource, Inc	27,416
3,400		CIT Group, Inc	155,788
1,433		Doral Financial Corp	70,575
292	*	First Marblehead Corp	16,425
4,635	*	Providian Financial Corp	76,338
81		Student Loan Corp	14,904
378		Westcorp	17,362
109	*	WFS Financial, Inc	5,535

		TOTAL NONDEPOSITORY INSTITUTIONS	492,158

NONMETALLIC MINERALS, EXCEPT FUELS - 0.17%
1,700		Vulcan Materials Co	92,837

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	92,837

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 2.91%
2,600		BJ Services Co	$121,004
4,422		Chesapeake Energy Corp	72,963
1,000		Diamond Offshore Drilling, Inc	40,050
2,400		ENSCO International, Inc	76,176
1,900		EOG Resources, Inc	135,584
2,126		Kerr-McGee Corp	122,862
5,638		Marathon Oil Corp	212,045
1,036	*	Newfield Exploration Co	61,176
900		Noble Energy, Inc	55,494
1,171		Patina Oil & Gas Corp	43,913
2,674		Patterson-UTI Energy, Inc	52,009
2,315		Pioneer Natural Resources Co	81,257
1,000		Pogo Producing Co	48,490
1,700	*	Pride International, Inc	34,918
1,800		Rowan Cos, Inc	46,620
1,000		Tidewater, Inc	35,610
4,248		Unocal Corp	183,684
1,600	*	Varco International, Inc	46,640
4,146		XTO Energy, Inc	146,685

		TOTAL OIL AND GAS EXTRACTION	1,617,180

PAPER AND ALLIED PRODUCTS - 0.94%
1,800		Bemis Co	52,362
900		Bowater, Inc	39,573
3,300		MeadWestvaco Corp	111,837
1,455		OfficeMax, Inc	45,658
900		Packaging Corp of America	21,195
2,500	*	Pactiv Corp	63,225
4,100	*	Smurfit-Stone Container Corp	76,588
1,600		Sonoco Products Co	47,440
919		Temple-Inland, Inc	62,860

		TOTAL PAPER AND ALLIED PRODUCTS	520,738

PERSONAL SERVICES - 0.58%
2,000		Cintas Corp	87,720
2,700		H & R Block, Inc	132,300
736		Regis Corp	33,966
5,500	*	Service Corp International	40,975
641	*	Weight Watchers International, Inc	26,326

		TOTAL PERSONAL SERVICES	321,287

PETROLEUM AND COAL PRODUCTS - 1.30%
1,285		Amerada Hess Corp	105,858
1,100		Ashland, Inc	64,218
1,059		Lubrizol Corp	39,035
3,200		Lyondell Chemical Co	92,544
1,300		Murphy Oil Corp	104,585
600		Premcor, Inc	25,302
1,256		Sunoco, Inc	102,628
4,176		Valero Energy Corp	189,590

		TOTAL PETROLEUM AND COAL PRODUCTS	723,760

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 0.77%
2,668	*	Andrew Corp	$36,365
2,000		Engelhard Corp	61,340
282	*	International Steel Group, Inc	11,438
2,600		Nucor Corp	136,084
1,000		Precision Castparts Corp	65,680
1,882		United States Steel Corp	96,453
1,100		Worthington Industries, Inc	21,538

		TOTAL PRIMARY METAL INDUSTRIES	428,898

PRINTING AND PUBLISHING - 1.29%
1,500		Belo (A.H.) Corp Series A	39,360
900		Dex Media, Inc	22,464
971		Dow Jones & Co, Inc	41,811
1,000		EW Scripps Co	48,280
1,000		Harte-Hanks, Inc	25,980
1,308		Knight Ridder, Inc	87,558
700		Lee Enterprises, Inc	32,256
300		McClatchy Co (Class A)	21,543
393		Media General, Inc (Class A)	25,470
600		Meredith Corp	32,520
2,400		New York Times Co (Class A)	97,920
3,500		R.R. Donnelley & Sons Co	123,515
91		Washington Post Co (Class B)	89,455
800		Wiley (John) & Sons, Inc (Class A)	27,872

		TOTAL PRINTING AND PUBLISHING	716,004

RAILROAD TRANSPORTATION - 1.23%
13,405	*	ADC Telecommunications, Inc	35,925
5,956		Burlington Northern Santa Fe Corp	281,778
3,500		CSX Corp	140,280
6,300		Norfolk Southern Corp	227,997

		TOTAL RAILROAD TRANSPORTATION	685,980

REAL ESTATE - 0.25%
1,625		Catellus Development Corp	49,725
511		Forest City Enterprises, Inc (Class A)	29,408
918		St. Joe Co	58,936

		TOTAL REAL ESTATE	138,069

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.21%
900		Reebok International Ltd	39,600
1,400	*	Sealed Air Corp	74,578

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	114,178

SECURITY AND COMMODITY BROKERS - 2.04%
1,300		A.G. Edwards, Inc	56,173
3,800	*	Ameritrade Holding Corp	54,036
1,700		Bear Stearns Cos, Inc	173,927
300		Blackrock, Inc	23,178
549		Chicago Mercantile Exchange	125,556

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

5,800	*	E*Trade Financial Corp	$86,710
1,100		Eaton Vance Corp	57,365
1,300		Federated Investors, Inc (Class B)	39,520
2,200	*	Instinet Group, Inc	13,266
1,100		Investors Financial Services Corp	54,978
4,000		Janus Capital Group, Inc	67,240
800		Jefferies Group, Inc	32,224
1,654		Legg Mason, Inc	121,172
300		Nuveen Investments, Inc	11,841
950		Raymond James Financial, Inc	29,431
1,063		SEI Investments Co	44,572
1,800		T Rowe Price Group, Inc	111,960
1,400		Waddell & Reed Financial, Inc (Class A)	33,446

		TOTAL SECURITY AND COMMODITY BROKERS	1,136,595

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
474		Florida Rock Industries, Inc	28,217
500		Lafarge North America, Inc	25,660
1,831	*	Owens-Illinois, Inc	41,472

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	95,349

TOBACCO PRODUCTS - 0.62%
838		Loews Corp (Carolina Group)	24,260
2,430		Reynolds American, Inc	190,998
2,650		UST, Inc	127,492

		TOTAL TOBACCO PRODUCTS	342,750

TRANSPORTATION BY AIR - 0.49%
2,651	*	AMR Corp	29,028
1,489	*	JetBlue Airways Corp	34,575
12,821		Southwest Airlines Co	208,726

		TOTAL TRANSPORTATION BY AIR	272,329

TRANSPORTATION EQUIPMENT - 1.90%
600		American Axle & Manufacturing Holdings, Inc	18,396
1,575		Autoliv, Inc	76,073
1,573		Brunswick Corp	77,864
2,400		Dana Corp	41,592
7,600		Delphi Corp	68,552
1,200		Gentex Corp	44,424
2,798		Genuine Parts Co	123,280
1,900		Goodrich Corp	62,016
1,000	*	Navistar International Corp	43,980
585		Oshkosh Truck Corp	40,002
2,850		Paccar, Inc	229,368
700		Polaris Industries, Inc	47,614
1,900		Textron, Inc	140,220
400	*	TRW Automotive Holdings Corp	8,280
774	*	United Defense Industries, Inc	36,572

		TOTAL TRANSPORTATION EQUIPMENT	1,058,233

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.40%
1,418		C.H. Robinson Worldwide, Inc	$78,727
1,700		Expeditors International of Washington, Inc	94,996
2,310		Sabre Holdings Corp	51,190

		TOTAL TRANSPORTATION SERVICES	224,913

TRUCKING AND WAREHOUSING - 0.24%
800		CNF, Inc	40,080
898		Hunt (J.B.) Transport Services, Inc	40,275
335	*	Sirva, Inc	6,439
797	*	Yellow Roadway Corp	44,401

		TOTAL TRUCKING AND WAREHOUSING	131,195

WHOLESALE TRADE-DURABLE GOODS - 1.10%
1,500		Adesa, Inc	31,830
1,900	*	Arrow Electronics, Inc	46,170
1,900	*	Avnet, Inc	34,656
900		BorgWarner, Inc	48,753
493		Carlisle Cos, Inc	32,006
1,000		CDW Corp	66,350
1,118		Hughes Supply, Inc	36,167
2,000		IKON Office Solutions, Inc	23,120
2,000	*	Ingram Micro, Inc (Class A)	41,600
800		Martin Marietta Materials, Inc	42,928
2,000	*	Patterson Cos, Inc	86,780
900	*	Tech Data Corp	40,860
1,200		W.W. Grainger, Inc	79,944

		TOTAL WHOLESALE TRADE-DURABLE GOODS	611,164

WHOLESALE TRADE-NONDURABLE GOODS - 0.78%
1,700		AmerisourceBergen Corp	99,756
935		Brown-Forman Corp (Class B)	45,516
810	*	Endo Pharmaceuticals Holdings, Inc	17,026
700	*	Henry Schein, Inc	48,748
4,700		McKesson Corp	147,862
2,200		Supervalu, Inc	75,936

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	434,844

		TOTAL COMMON STOCKS
		(Cost $38,329,823)	55,528,425

		TOTAL PORTFOLIO - 99.82%
		(Cost $38,335,334)	55,538,611
		OTHER ASSETS & LIABILITIES, NET - 0.18%	101,885

		NET ASSETS - 100.00%	$55,640,496

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.03%
HEALTH SERVICES - 0.03%
1,141	*	Bio-Reference Labs, Inc	$19,853

		TOTAL HEALTH SERVICES	19,853

		TOTAL PREFERRED STOCKS	19,853

		(Cost $15,744)

COMMON STOCKS - 99.79%
AGRICULTURAL PRODUCTION-CROPS - 0.11%
3,102		Delta & Pine Land Co	84,623

		TOTAL AGRICULTURAL PRODUCTION-CROPS	84,623

AMUSEMENT AND RECREATION SERVICES - 0.99%
7,100	*	Alliance Gaming Corp	98,051
1,948	*	Argosy Gaming Co	90,972
685		Dover Downs Gaming & Entertainment, Inc	8,974
804	*	Isle of Capri Casinos, Inc	20,623
700	*	Life Time Fitness, Inc	18,116
2,525	*	MTR Gaming Group, Inc	26,664
3,300	*	Multimedia Games, Inc	52,008
596	*	Nevada Gold & Casinos, Inc	7,271
4,400	*	Penn National Gaming, Inc	266,420
1,064		Speedway Motorsports, Inc	41,688
2,717	*	WMS Industries, Inc	91,128
1,755		World Wrestling Federation Entertainment, Inc	21,288

		TOTAL AMUSEMENT AND RECREATION SERVICES	743,203

APPAREL AND ACCESSORY STORES - 1.20%
7,490	*	Aeropostale, Inc	220,431
1,306		Bebe Stores, Inc	35,236
1,292	*	Cache, Inc	23,282
939	*	Carter's, Inc	31,917
3,908	*	Casual Male Retail Group, Inc	21,299
1,566	*	Charlotte Russe Holding, Inc	15,817
2,360	*	Children's Place Retail Stores, Inc	87,391
5,150		Christopher & Banks Corp	95,018
1,367	*	Dress Barn, Inc	24,059
4,756		Finish Line, Inc (Class A)	87,035
1,133	*	Genesco, Inc	35,282
300		Goody's Family Clothing, Inc	2,742
3,461	*	Gymboree Corp	44,370
6,688	*	Hot Topic, Inc	114,967
1,400	*	JOS A. Bank Clothiers, Inc	39,620
800	*	New York & Co, Inc	13,216
470		Oshkosh B'gosh, Inc (Class A)	10,058
400	*	Shoe Carnival, Inc	5,200

		TOTAL APPAREL AND ACCESSORY STORES	906,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.63%
2,800	*	DHB Industries, Inc	$53,312
2,017	*	Guess?, Inc	25,313
1,884		Oxford Industries, Inc	77,809
7,699	*	Quiksilver, Inc	229,353
4,100	*	Warnaco Group, Inc	88,560

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	474,347

AUTO REPAIR, SERVICES AND PARKING - 0.10%
510	*	Amerco, Inc	23,450
1,209	*	Midas, Inc	24,180
1,159	*	Monro Muffler Brake, Inc	29,323

		TOTAL AUTO REPAIR, SERVICES AND PARKING	76,953

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.24%
800	*	America's Car Mart, Inc	30,400
5,656	*	CSK Auto Corp	94,681
100	*	MarineMax, Inc	2,976
964	*	Rush Enterprises, Inc	16,687
1,621	*	West Marine, Inc	40,120

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	184,864

BUSINESS SERVICES - 16.98%
4,800	*	@Road, Inc	33,168
3,945	*	24/7 Real Media, Inc	17,082
5,301		Aaron Rents, Inc	132,525
6,969	*	Actuate Corp	17,771
3,000	*	Administaff, Inc	37,830
3,200	*	Advent Software, Inc	65,536
3,500		Advo, Inc	124,775
4,424	*	Agile Software Corp	36,144
2,813	*	Altiris, Inc	99,665
1,545	*	AMN Healthcare Services, Inc	24,581
900	*	Ansoft Corp	18,180
3,700	*	Ansys, Inc	118,622
3,655	*	Anteon International Corp	152,998
6,600	*	Aquantive, Inc	59,004
4,221	*	Arbitron, Inc	165,379
2,002	*	Ariba, Inc	33,233
3,766	*	Armor Holdings, Inc	177,077
2,159	*	Ascential Software Corp	35,213
2,000	*	Asiainfo Holdings, Inc	11,920
5,705	*	Aspect Communications Corp	63,554
5,800	*	Aspen Technology, Inc	36,018
1,067	*	Asset Acceptance Capital Corp	22,727
600	*	Atari, Inc	1,758
5,700	*	Autobytel, Inc	34,428
900	*	Blackbaud, Inc	13,176
700	*	Blackboard, Inc	10,367
1,312	*	Blue Coat Systems, Inc	24,416
4,749	*	Borland Software Corp	55,468
1,296		Brady Corp (Class A)	81,091
29,280	*	Brocade Communications Systems, Inc	223,699
3,969	*	CACI International, Inc (Class A)	270,408
500	*	CallWave, Inc	7,720
2,756	*	Captaris, Inc	14,221
2,823	*	Carreker Corp	24,278
4,861		Catalina Marketing Corp	144,031

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

894	*	CCC Information Services Group, Inc	$19,856
1,477		CDI Corp	31,578
3,903	*	Cerner Corp	207,523
9,908	*	Chordiant Software, Inc	22,590
4,500	*	Ciber, Inc	43,380
1,791	*	Clarus Corp	16,119
61,630	*	CMGI, Inc	157,157
17,567	*	CNET Networks, Inc	197,277
800		Computer Programs & Systems, Inc	18,520
2,600	*	Concord Communications, Inc	28,808
3,600	*	Concur Technologies, Inc	32,076
4,390	*	Corillian Corp	21,599
2,200	*	CoStar Group, Inc	101,596
2,716	*	Covansys Corp	41,555
4,898	*	CSG Systems International, Inc	91,593
2,300	*	Cyberguard Corp	14,490
3,700	*	Cybersource Corp	26,455
4,997	*	Dendrite International, Inc	96,942
1,114	*	Digimarc Corp	10,382
4,800	*	Digital Insight Corp	88,320
4,412	*	Digital River, Inc	183,583
11,967	*	DoubleClick, Inc	93,103
953	*	E.piphany, Inc	4,603
16,391	*	Earthlink, Inc	188,824
3,852	*	Echelon Corp	32,511
5,000	*	Eclipsys Corp	102,150
2,200	*	eCollege.com, Inc	24,992
1,791	*	Education Lending Group, Inc	27,778
2,853	*	Embarcadero Technologies, Inc	26,847
16,790	*	Enterasys Networks, Inc	30,222
8,741	*	Entrust, Inc	33,128
5,783	*	Epicor Software Corp	81,482
1,114	*	Equinix, Inc	47,612
3,300	*	eSpeed, Inc (Class A)	40,821
10,300	*	Extreme Networks, Inc	67,465
4,766	*	F5 Networks, Inc	232,200
2,720		Factset Research Systems, Inc	158,957
5,684	*	Filenet Corp	146,420
3,531	*	FindWhat.com	62,605
335	*	First Advantage Corp	6,834
3,206		Gevity HR, Inc	65,915
684	*	Greg Manning Auctions, Inc	8,468
100		Grey Global Group, Inc	109,999
2,400	*	GSI Commerce, Inc	42,672
7,200	*	Harris Interactive, Inc	56,880
1,862		Healthcare Services Group	38,804
2,268	*	Heidrick & Struggles International, Inc	77,724
1,116	*	Hudson Highland Group, Inc	32,141
5,199	*	Hyperion Solutions Corp	242,377
2,878	*	IDX Systems Corp	99,176
2,116	*	iGate Corp	8,570
2,126	*	Infocrossing, Inc	35,993
11,907	*	Informatica Corp	96,685
4,420	*	Infospace, Inc	210,171
4,400	*	infoUSA, Inc	49,236
943	*	Innovative Solutions & Support, Inc	31,458
660	*	Interactive Data Corp	14,348
400	*	Interchange Corp	7,256
3,450	*	Intergraph Corp	92,909
1,770	*	Internet Security Systems, Inc	41,153
1,013	*	Intersections, Inc	17,474
1,086	*	Intervideo, Inc	14,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,400	*	Intrado, Inc	$29,040
6,244	*	Ipass, Inc	46,206
1,409	*	iPayment, Inc	69,774
787	*	IVAX Diagnostics, Inc	3,423
4,302	*	iVillage, Inc	26,586
700	*	Jamdat Mobile, Inc	14,455
411	*	JDA Software Group, Inc	5,598
2,315	*	Jupitermedia Corp	55,051
700	*	Kanbay International, Inc	21,910
4,158	*	Keane, Inc	61,123
1,200	*	Keynote Systems, Inc	16,704
3,458	*	Kforce, Inc	38,384
4,666	*	KFX ,Inc	67,750
976	*	Kintera, Inc	8,794
4,327	*	Korn/Ferry International	89,785
4,245	*	Kronos, Inc	217,047
5,705	*	Labor Ready, Inc	96,529
1,138	*	Lawson Software, Inc	7,818
6,507	*	Lionbridge Technologies	43,727
13,000	*	Looksmart Ltd	28,470
6,643	*	Macrovision Corp	170,858
3,400	*	Magma Design Automation, Inc	42,704
4,132	*	Manhattan Associates, Inc	98,672
1,461	*	Mantech International Corp (Class A)	34,684
3,276	*	Manugistics Group, Inc	9,402
3,500	*	MAPICS, Inc	36,925
475	*	Mapinfo Corp	5,691
528	*	Marchex, Inc	11,088
1,200	*	MarketWatch, Inc	21,600
665	*	Marlin Business Services, Inc	12,635
7,100	*	Matrixone, Inc	46,505
1,325		McGrath RentCorp	57,783
800	*	MedQuist, Inc	11,840
10,249	*	Mentor Graphics Corp	156,707
10,862	*	Micromuse, Inc	60,284
1,700	*	MicroStrategy, Inc	102,425
5,600	*	Midway Games, Inc	58,800
13,866	*	Mindspeed Technologies, Inc	38,547
600	*	Motive, Inc	6,828
4,100	*	MPS Group, Inc	50,266
449	*	MRO Software, Inc	5,846
1,500	*	MSC.Software Corp	15,705
1,407		NDCHealth Corp	26,156
300	*	Neoforma, Inc	2,307
1,480	*	Ness Technologies, Inc	22,052
1,103	*	Netratings, Inc	21,145
2,100	*	Netscout Systems, Inc	14,658
2,457	*	Network Equipment Technologies, Inc	24,128
4,400	*	NIC, Inc	22,352
1,786	*	Open Solutions, Inc	46,365
1,700	*	Opnet Technologies, Inc	14,314
7,200	*	Opsware, Inc	52,848
4,542	*	Packeteer, Inc	65,632
2,056	*	PalmSource, Inc	26,193
19,904	*	Parametric Technology Corp	117,235
2,298	*	PC-Tel, Inc	18,223
2,000	*	PDF Solutions, Inc	32,220
1,142	*	PDI, Inc	25,444
201	*	PEC Solutions, Inc	2,848
1,157	*	Pegasus Solutions, Inc	14,578
1,500	*	Pegasystems, Inc	12,795
2,676	*	Perot Systems Corp (Class A)	42,896

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

400	*	Phase Forward, Inc	$3,268
700	*	PlanetOut, Inc	9,520
1,977	*	PLATO Learning, Inc	14,729
4,460	*	Portal Software, Inc	11,819
1,700	*	Portfolio Recovery Associates, Inc	70,074
1,000	*	PRA International	24,780
4,000	*	Progress Software Corp	93,400
417	*	Proxymed, Inc	4,095
1,800		QAD, Inc	16,056
400	*	Quality Systems, Inc	23,920
6,854	*	Quest Software, Inc	109,321
2,068	*	Radisys Corp	40,429
15,512	*	RealNetworks, Inc	102,689
1,000		Renaissance Learning, Inc	18,560
2,387	*	Rent-Way, Inc	19,120
7,700	*	Retek, Inc	47,355
2,304	*	Rewards Network, Inc	16,128
700	*	RightNow Technologies, Inc	11,305
2,700		Rollins, Inc	71,064
9,662	*	RSA Security, Inc	193,820
9,721	*	S1 Corp	88,072
1,630	*	SafeNet, Inc	59,886
1,200	*	Salesforce.com, Inc	20,328
10,800	*	Sapient Corp	85,428
8,679	*	Scansoft, Inc	36,365
4,900	*	Secure Computing Corp	48,902
6,900	*	Seebeyond Technology Corp	24,702
3,500	*	Serena Software, Inc	75,740
879	*	SI International, Inc	27,038
2,787	*	Sohu.com, Inc	49,358
4,619	*	SonicWALL, Inc	29,192
6,285	*	Sotheby's Holdings, Inc (Class A)	114,136
2,630	*	Source Interlink Cos, Inc	34,926
1,800	*	SPSS, Inc	28,152
1,807	*	SRA International, Inc (Class A)	116,009
1,900		SS&C Technologies, Inc	39,235
1,500		Startek, Inc	42,675
1,700	*	Stellent, Inc	14,994
1,250	*	Stratasys, Inc	41,950
5,000	*	SupportSoft, Inc	33,300
1,200	*	Sykes Enterprises, Inc	8,340
1,000		Syntel, Inc	17,540
5,092	*	Take-Two Interactive Software, Inc	177,151
529		Talx Corp	13,643
3,768	*	TeleTech Holdings, Inc	36,512
2,341	*	THQ, Inc	53,703
443	*	TippingPoint Technologies, Inc	20,688
11,543	*	Titan Corp	186,997
567	*	TNS, Inc	12,389
2,700	*	TradeStation Group, Inc	18,954
5,170	*	Transaction Systems Architects, Inc (Class A)	102,625
200	*	Travelzoo, Inc	19,086
3,883	*	Trizetto Group, Inc	36,889
6,655	*	Tumbleweed Communications Corp	22,228
5,104	*	Tyler Technologies, Inc	42,669
2,272	*	Ultimate Software Group, Inc	28,809
7,308	*	United Online, Inc	84,261
10,908	*	Valueclick, Inc	145,404
1,553	*	Verint Systems, Inc	56,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

584	*	Verity, Inc	$7,662
21,798	*	Vignette Corp	30,299
2,700	*	WatchGuard Technologies, Inc	11,961
4,179	*	WebEx Communications, Inc	99,377
5,533	*	webMethods, Inc	39,893
3,100	*	Websense, Inc	157,232
700	*	WebSideStory, Inc	8,701
9,813	*	Wind River Systems, Inc	132,966
2,980	*	Witness Systems, Inc	52,031
2,820	*	Zix Corp	14,523

		TOTAL BUSINESS SERVICES	12,800,944

CHEMICALS AND ALLIED PRODUCTS - 9.00%
5,024	*	Abgenix, Inc	51,948
2,500	*	Able Laboratories, Inc	56,875
2,300		Aceto Corp	43,792
5,300	*	Adolor Corp	52,576
1,128	*	Advancis Pharmaceutical Corp	4,309
400	*	Albany Molecular Research, Inc	4,456
3,753	*	Alexion Pharmaceuticals, Inc	94,576
12,419	*	Alkermes, Inc	174,984
678		American Vanguard Corp	24,937
3,215	*	Array Biopharma, Inc	30,607
2,724	*	Atherogenics, Inc	64,177
9,965	*	Avant Immunotherapeutics, Inc	20,030
724	*	Barrier Therapeutics, Inc	12,018
2,200	*	Benthley Pharmaceuticals, Inc	23,650
2,211	*	BioCryst Pharmaceuticals, Inc	12,780
2,923	*	Bioenvision, Inc	26,190
8,800	*	BioMarin Pharmaceutical, Inc	56,232
1,784	*	Biosite, Inc	109,787
2,119	*	Bone Care International, Inc	59,014
1,800	*	Bradley Pharmaceuticals, Inc	34,920
2,152	*	CancerVax Corp	23,349
1,119	*	Caraco Pharmaceutical Laboratories Ltd	10,686
8,300	*	Cell Therapeutics, Inc	67,562
1,700	*	Chattem, Inc	56,270
4,300	*	Connetics Corp	104,447
531	*	Corcept Therapeutics, Inc	3,319
781	*	Corgentech, Inc	6,467
7,971	*	Corixa Corp	29,014
4,331	*	Cubist Pharmaceuticals, Inc	51,236
6,604	*	Curis, Inc	34,473
4,076	*	Cypress Bioscience, Inc	57,309
2,200	*	Cytogen Corp	25,344
845	*	Cytokinetics, Inc	8,661
645	*	DEL Laboratories, Inc	22,414
7,904	*	Dendreon Corp	85,205
3,100		Diagnostic Products Corp	170,655
1,900	*	Digene Corp	49,685
6,500	*	Discovery Laboratories, Inc	51,545
1,900	*	Dov Pharmaceutical, Inc	34,295
4,100	*	Durect Corp	13,448
2,027	*	Dusa Pharmaceuticals, Inc	28,986
789	*	Dynavax Technologies Corp	6,312
3,101	*	Elizabeth Arden, Inc	73,618

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

7,892	*	Encysive Pharmaceuticals, Inc	$78,368
3,581	*	Enzon, Inc	49,131
3,076	*	EPIX Pharmaceuticals, Inc	55,091
3,387	*	First Horizon Pharmaceutical	77,528
7,786	*	Genaera Corp	26,628
12,142	*	Genelabs Technologies	14,570
8,050	*	Genta, Inc	14,168
2,120		Georgia Gulf Corp	105,576
6,150	*	Geron Corp	49,016
692	*	GTx, Inc	9,335
3,497	*	Guilford Pharmaceuticals, Inc	17,310
1,950	*	Hollis-Eden Pharmaceuticals	18,369
600	*	Idenix Pharmaceuticals, Inc	10,290
6,139	*	Immucor, Inc	144,328
4,941	*	Immunogen, Inc	43,678
6,000	*	Immunomedics, Inc	18,240
6,775	*	Impax Laboratories, Inc	107,587
5,219	*	Indevus Pharmaceuticals, Inc	31,105
6,613	*	Inkine Pharmaceutical Co	35,909
5,600	*	Inspire Pharmaceuticals, Inc	93,912
684		Inter Parfums, Inc	10,876
3,976	*	InterMune, Inc	52,722
1,038	*	Inverness Medical Innovations, Inc	26,054
7,000	*	Isis Pharmaceuticals, Inc	41,300
2,996	*	Isolagen, Inc	23,579
1,627	*	Kos Pharmaceuticals, Inc	61,240
415		Kronos Worldwide, Inc	16,911
4,950	*	KV Pharmaceutical Co (Class A)	109,148
900	*	Lannett Co, Inc	8,865
10,163	*	Ligand Pharmaceuticals, Inc (Class B)	118,297
3,702		MacDermid, Inc	133,642
1,925		Mannatech, Inc	36,652
1,500	*	MannKind Corp	23,625
888	*	Marshall Edwards, Inc	7,943
3,791	*	Medarex, Inc	40,867
6,500	*	Medicines Co	187,200
16,000	*	Mosaic Co	261,120
2,535	*	Myogen, Inc	20,457
7,876	*	Nabi Biopharmaceuticals	115,383
382		Nature's Sunshine Products, Inc	7,778
2,408	*	Neose Technologies, Inc	16,182
3,312	*	Neurogen Corp	31,000
1,143	*	NitroMed, Inc	30,461
400	*	NL Industries, Inc	8,840
2,563	*	Northfield Laboratories, Inc	57,796
3,200	*	Noven Pharmaceuticals, Inc	54,592
5,100	*	NPS Pharmaceuticals, Inc	93,228
1,053	*	Nutraceutical International Corp	16,227
3,926	*	Nuvelo, Inc	38,671
3,739		Olin Corp	82,333
2,296	*	Omnova Solutions, Inc	12,904
4,832	*	Onyx Pharmaceuticals, Inc	156,508
5,400	*	OraSure Technologies, Inc	36,288
4,400	*	Pain Therapeutics, Inc	31,724

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

7,500	*	Palatin Technologies, Inc	$19,950
4,780	*	Par Pharmaceutical Cos, Inc	197,796
2,300	*	Penwest Pharmaceuticals Co	27,508
17,338	*	Peregrine Pharmaceuticals, Inc	20,285
1,466	*	PetMed Express, Inc	11,156
2,646	*	Pharmacyclics, Inc	27,704
2,042	*	Pharmion Corp	86,193
3,625		PolyMedica Corp	135,176
3,300	*	Pozen, Inc	23,991
1,600	*	Progenics Pharmaceuticals	27,456
3,075	*	QLT, Inc (Frankfurt)	49,446
380		Quaker Chemical Corp	9,439
3,900	*	Quidel Corp	19,812
699	*	Renovis, Inc	10,052
4,973	*	Salix Pharmaceuticals Ltd	87,475
1,015	*	Santarus, Inc	9,196
6,100	*	Sciclone Pharmaceuticals, Inc	22,570
3,049	*	Serologicals Corp	67,444
6,800	*	SuperGen, Inc	47,940
2,009	*	SurModics, Inc	65,313
3,300	*	Tanox, Inc	50,160
716	*	Tercica, Inc	7,167
3,900	*	Third Wave Technologies, Inc	33,540
1,300	*	UAP Holding Corp	22,451
2,600	*	United Therapeutics Corp	117,390
1,420	*	USANA Health Sciences, Inc	48,564
8,699		Valeant Pharmaceuticals International	229,219
3,290	*	Vaxgen, Inc	55,930
5,453	*	Vertex Pharmaceuticals, Inc	57,638
3,386	*	Vicuron Pharmaceuticals, Inc	58,950
7,564	*	Vion Pharmaceuticals, Inc	35,475
2,044		West Pharmaceutical Services, Inc	51,161
500		Westlake Chemical Corp	16,700
6,108	*	Zila, Inc	26,142
2,628	*	Zymogenetics, Inc	60,444

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,779,543

COMMUNICATIONS - 1.90%
556	*	AirGate PCS, Inc	19,794
4,166	*	Airspan Networks, Inc	22,621
9,713	*	Alamosa Holdings, Inc	121,121
800	*	Beasley Broadcast Group, Inc (Class A)	14,024
1,480	*	Boston Communications Group	13,675
1,507	*	Commonwealth Telephone Enterprises, Inc	74,838
1,089	*	Crown Media Holdings, Inc (Class A)	9,365
3,905	*	Cumulus Media, Inc (Class A)	58,887
8,102	*	Dobson Communications Corp (Class A)	13,935
3,210	*	Emmis Communications Corp (Class A)	61,600
3,620	*	Entravision Communications Corp (Class A)	30,227
617	*	Fisher Communications, Inc	30,159
1,185		Golden Telecom, Inc	31,308
800	*	InPhonic, Inc	21,984
3,106	*	Insight Communications Co, Inc	28,793
26,225	*	Internap Network Services Corp	24,389
1,100		Iowa Telecommunications Services, Inc	23,727
600	*	ITC Deltacom, Inc	1,026
2,600	*	j2 Global Communications, Inc	89,700
1,500	*	Lodgenet Entertainment Corp	26,535

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

4,646	*	Mediacom Communications Corp	$29,038
4,829	*	Net2Phone, Inc	16,419
1,347	*	Nexstar Broadcasting Group, Inc	12,419
2,144		North Pittsburgh Systems, Inc	53,021
2,595	*	Novatel Wireless, Inc	50,291
4,500	*	Paxson Communications Corp	6,210
8,600	*	PTEK Holdings, Inc	92,106
5,300	b*	RCN Corp	101
2,391	*	Regent Communications, Inc	12,672
2,200	*	Saga Communications, Inc (Class A)	37,070
1,300	*	Salem Communications Corp (Class A)	32,435
100		Shenandoah Telecom Co	2,995
3,936		Sinclair Broadcast Group, Inc (Class A)	36,251
5,000	*	Spanish Broadcasting System, Inc (Class A)	52,800
1,660		SureWest Communications	47,061
30,718	*	Terremark Worldwide, Inc	19,660
6,400	*	Tivo, Inc	37,568
9,633	*	Ubiquitel, Inc	68,587
899	*	USA Mobility, Inc	31,744
2,800	f,v*	Wiltel Communications (Rts)	0
6,455	*	Wireless Facilities, Inc	60,935
1,200	*	Young Broadcasting, Inc (Class A)	12,672

		TOTAL COMMUNICATIONS	1,429,763

DEPOSITORY INSTITUTIONS - 5.73%
1,220	*	ACE Cash Express, Inc	36,185
1,287		Arrow Financial Corp	39,897
1,500		Bank of The Ozarks, Inc	51,045
544		BankAtlantic Bancorp, Inc (Class A)	10,826
936	*	BFC Financial Corp	11,840
533		Boston Private Financial Holdings, Inc	15,015
200		Bryn Mawr Bank Corp	4,398
225		Capital City Bank Group, Inc	9,405
100		Capital Corp of the West	4,700
572	*	Capital Crossing Bank	17,555
2,281		Cascade Bancorp	46,122
4,118		Cathay General Bancorp	154,425
1,270		Center Financial Corp	25,425
675		Charter Financial Corp	29,612
100		City Bank	3,615
321		City Holding Co	11,633
400		Clifton Savings Bancorp, Inc	4,860
1,651		Coastal Financial Corp	31,633
1,850		CoBiz, Inc	37,555
166		Columbia Bancorp	5,676
3,121		Commercial Capital Bancorp, Inc	72,345
4,285		CVB Financial Corp	113,810
6,797		East West Bancorp, Inc	285,202
300	*	EuroBancshares, Inc	6,300
3,100	*	Euronet Worldwide, Inc	80,662
492		Fidelity Bankshares, Inc	21,038
4,338		First Bancorp (Puerto Rico)	275,506

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,051		First Busey Corp (Class A)	$21,934
100		First Financial Bankshares, Inc	4,481
1,508		First Financial Holdings, Inc	49,372
2,713		First Midwest Bancorp, Inc	98,455
1,722		First National Bankshares of Florida, Inc	41,156
3,500		Flagstar Bancorp, Inc	79,100
3,585		FNB Corp	72,991
879		Frontier Financial Corp	33,938
1,857		Glacier Bancorp, Inc	63,212
2,375		Gold Banc Corp, Inc	34,723
686		Great Southern Bancorp, Inc	24,010
1,901		Hanmi Financial Corp	68,322
571		Harbor Florida Bancshares, Inc	19,762
3,727		Harleysville National Corp	99,138
1,145		Independent Bank Corp (Massachusetts)	38,644
1,298		Independent Bank Corp (Michigan)	38,719
132		Macatawa Bank Corp	4,262
794		Main Street Banks, Inc	27,734
1,100		MB Financial, Inc	46,365
228		MBT Financial Corp	5,306
688		Mercantile Bank Corp	27,176
611		Midwest Banc Holdings, Inc	13,363
2,500		Nara Bancorp, Inc	53,175
338		NASB Financial, Inc	13,506
100		Oak Hill Financial, Inc	3,879
5,088	*	Ocwen Financial Corp	48,641
1,932		Old Second Bancorp, Inc	61,592
2,673		Pacific Capital Bancorp	90,855
733		Park National Corp	99,322
1,040		Peapack Gladstone Financial Corp	32,812
368		Pennrock Financial Services Corp	14,319
275		PFF Bancorp, Inc	12,741
100		Placer Sierra Bancshares	2,844
4,914		Provident Bancorp, Inc	64,816
113		Provident Financial Services, Inc	2,189
100	*	QC Holdings, Inc	1,916
3,821		R & G Financial Corp (Class B)	148,560
150		S & T Bancorp, Inc	5,654
1,084		S.Y. Bancorp, Inc	26,124
700		Seacoast Banking Corp of Florida	15,575
100	*	Signature Bank	3,236
4,100	*	Silicon Valley Bancshares	183,762
702		Smithtown Bancorp, Inc	22,289
100		Southern Community Financial Corp	1,035
8,942		Southwest Bancorp of Texas, Inc	208,259
220		State Bancorp, Inc	6,050
1,158		Sterling Bancorp	32,714
757		Sterling Financial Corp (Pennsylvania)	21,703
2,145	*	Texas Capital Bancshares, Inc	46,375
2,883		Texas Regional Bancshares, Inc (Class A)	94,216
10,268		Trustco Bank Corp NY	141,596
110		U.S.B. Holding Co, Inc	2,739
2,658		United Community Banks, Inc	71,580
977		Univest Corp of Pennsylvania	44,962
1,000	*	Virginia Commerce Bancorp	28,320
2,318		West Bancorporation	40,827
2,527		Westamerica Bancorp	147,349

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

151	*	Western Sierra Bancorp	$5,792
1,908	*	Wilshire Bancorp, Inc	31,558
2,942		Wintrust Financial Corp	167,576

		TOTAL DEPOSITORY INSTITUTIONS	4,318,906

EATING AND DRINKING PLACES - 1.91%
1,600	*	BJ's Restaurants, Inc	22,400
830	*	Buffalo Wild Wings, Inc	28,892
2,127	*	California Pizza Kitchen, Inc	48,921
1,063		CBRL Group, Inc	44,487
4,985	*	CEC Entertainment, Inc	199,250
7,200	*	CKE Restaurants, Inc	104,472
2,987	*	Cosi, Inc	18,071
2,000		Domino's Pizza, Inc	35,600
7,584	*	Krispy Kreme Doughnuts, Inc	95,558
341	*	O'Charley's, Inc	6,667
3,500	*	P.F. Chang's China Bistro, Inc	197,225
680	*	Papa John's International, Inc	23,419
4,700	*	Rare Hospitality International, Inc	149,742
1,600	*	Red Robin Gourmet Burgers, Inc	85,552
8,175	*	Sonic Corp	249,338
900	*	Texas Roadhouse, Inc (Class A)	26,595
2,976	*	The Steak N Shake Co	59,758
800		Triarc Cos (Class A)	10,400
2,983		Triarc Cos (Class B)	36,572

		TOTAL EATING AND DRINKING PLACES	1,442,919

EDUCATIONAL SERVICES - 0.47%
2,000	*	Educate, Inc	26,480
1,300	*	Learning Tree International, Inc	17,420
1,791	*	Princeton Review, Inc	11,015
2,014		Strayer Education, Inc	221,117
1,997	*	Universal Technical Institute, Inc	76,126

		TOTAL EDUCATIONAL SERVICES	352,158

ELECTRIC, GAS, AND SANITARY SERVICES - 0.49%
2,692	*	Casella Waste Systems, Inc (Class A)	39,411
380		Crosstex Energy, Inc	15,922
904		Duquesne Light Holdings, Inc	17,040
1,400	*	Duratek, Inc	34,874
100		MGE Energy, Inc	3,603
266		Middlesex Water Co	5,038
941		Resource America, Inc (Class A)	30,583
6,600	*	Waste Connections, Inc	226,050

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	372,521

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.49%
3,023	*	Actel Corp	$53,023
2,900	*	Advanced Energy Industries, Inc	26,477
8,584	*	Aeroflex, Inc	104,038
3,400	*	American Superconductor Corp	50,626
3,967	*	AMIS Holdings, Inc	65,535
1,800	*	Anaren Microwave, Inc	23,328
1,300		Applied Signal Technology, Inc	45,825
9,516	*	Arris Group, Inc	66,993
2,663	*	Artesyn Technologies, Inc	30,092
3,195	v*	Artisan Components, Inc	119,908
1,233	*	Atheros Communications, Inc	12,638
4,333	*	ATMI, Inc	97,622
11,200	*	Avanex Corp	37,072
4,500		Baldor Electric Co	123,885
1,523		Bel Fuse, Inc (Class B)	51,462
2,908	*	Benchmark Electronics, Inc	99,163
2,854	*	California Micro Devices Corp	20,235
8,501	*	Capstone Turbine Corp	15,557
2,710	*	Carrier Access Corp	28,943
164	*	Catapult Communications Corp	3,962
3,662	*	C-COR, Inc	34,057
675	*	Celestica, Inc (U.S.)	9,524
1,407	*	Ceradyne, Inc	80,494
953	*	Cherokee International Corp	9,158
300	*	Color Kinetics, Inc	5,274
1,469	*	Comtech Telecommunications	55,249
2,175		CTS Corp	28,906
1,773	*	DDi Corp	5,638
2,360	*	Digital Theater Systems, Inc	47,507
950	*	Diodes, Inc	21,499
4,149	*	Ditech Communications Corp	62,028
4,008	*	DSP Group, Inc	89,499
1,076	*	Dupont Photomasks, Inc	28,417
1,144	*	EMS Technologies, Inc	19,013
2,800	*	Energy Conversion Devices, Inc	54,096
400	*	EnerSys	6,100
5,289	*	Entegris, Inc	52,626
4,155	*	ESS Technology, Inc	29,542
1,757	*	Exar Corp	24,932
20,335	*	Finisar Corp	46,364
2,246		Franklin Electric Co, Inc	94,916
5,918	*	FuelCell Energy, Inc	58,588
2,266	*	Genesis Microchip, Inc	36,755
2,422	*	GrafTech International Ltd	22,912
9,900	*	Harmonic, Inc	82,566
3,603		Helix Technology Corp	62,656
2,896	*	Hexcel Corp	41,992
11,624	*	Integrated Device Technology, Inc	134,373
728	*	Integrated Silicon Solution, Inc	5,970
7,711	*	Interdigital Communications Corp	170,413
2,900		Inter-Tel, Inc	79,402
5,000	*	InterVoice, Inc	66,750
2,500	*	IXYS Corp	25,800
9,868	*	Kopin Corp	38,189
1,400	*	LaserCard Corp	14,686
7,301	*	Lattice Semiconductor Corp	41,616
700	*	Leadis Technology, Inc	7,455

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,549	*	Lifeline Systems, Inc	$39,902
2,755	*	Littelfuse, Inc	94,111
5,195	*	Mattson Technology, Inc	58,496
1,765	*	Medis Technologies Ltd	32,388
2,900	*	Mercury Computer Systems, Inc	86,072
1,096	*	Merix Corp	12,626
1,423	*	Metrologic Instruments, Inc	30,239
9,473	*	Micrel, Inc	104,392
8,222	*	Microsemi Corp	142,734
6,100	*	Microtune, Inc	37,271
2,675	*	Microvision, Inc	18,725
5,745	*	MIPS Technologies, Inc	56,588
3,548	*	Mobility Electronics, Inc	30,442
610	*	Monolithic Power Systems, Inc	5,673
3,000	*	Monolithic System Technology, Inc	18,690
1,200	*	MRV Communications, Inc	4,404
600	*	Multi-Fineline Electronix, Inc	10,944
5,785	*	Mykrolis Corp	81,973
6,492	*	NMS Communications Corp	40,965
7,830	*	Omnivision Technologies, Inc	143,681
15,864	*	ON Semiconductor Corp	72,023
8,853	*	Openwave Systems, Inc	136,867
8,800	*	Oplink Communications, Inc	17,336
1,600	*	Optical Communication Products, Inc	4,000
1,300	*	OSI Systems, Inc	29,523
5,626	*	Paradyne Networks, Inc	20,197
1,842	*	Pericom Semiconductor Corp	17,370
1,448	*	Photronics, Inc	23,892
5,600	*	Pixelworks, Inc	63,504
2,477	*	Plexus Corp	32,226
6,749	*	Plug Power, Inc	41,236
2,876	*	PLX Technology, Inc	29,910
600	*	Portalplayer, Inc	14,808
3,800	*	Power Integrations, Inc	75,164
4,358	*	Power-One, Inc	38,873
6,588	*	Powerwave Technologies, Inc	55,866
2,100		Raven Industries, Inc	44,751
4,513	*	Rayovac Corp	137,917
374		Regal-Beloit Corp	10,696
5,000	*	Remec, Inc	36,050
24,989	*	RF Micro Devices, Inc	170,925
2,300	*	Rogers Corp	99,130
6,400	*	SBA Communications Corp	59,392
979	*	SBS Technologies, Inc	13,667
3,400	*	Seachange International, Inc	59,296
3,400	*	Sigmatel, Inc	120,802
10,244	*	Silicon Image, Inc	168,616
11,194	*	Silicon Storage Technology, Inc	66,604
771	*	Siliconix, Inc	28,134
2,705	*	Sipex Corp	12,659
18,471	*	Skyworks Solutions, Inc	174,182
3,180	*	Spatialight, Inc	28,461
2,600		Spectralink Corp	36,868
1,345	*	Staktek Holdings, Inc	6,241
1,200	*	Standard Microsystems Corp	21,396
13,100	*	Stratex Networks, Inc	29,606
1,200	*	Supertex, Inc	26,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

5,325	*	Symmetricom, Inc	$51,706
3,075	*	Synaptics, Inc	94,034
751	*	Technitrol, Inc	13,668
6,879	*	Tekelec	140,607
9,587	*	Terayon Communication Systems, Inc	25,981
3,542	*	Tessera Technologies, Inc	131,798
22,200	*	Transmeta Corp	36,186
2,636	*	Trident Microsystems, Inc	44,074
4,539	*	Tripath Technology, Inc	5,674
10,968	*	Triquint Semiconductor, Inc	48,808
5,718	*	TTM Technologies, Inc	67,472
1,021	*	Ulticom, Inc	16,367
1,903	*	Ultralife Batteries, Inc	37,013
2,900	*	Universal Display Corp	26,100
1,800	*	Universal Electronics, Inc	31,680
2,800	*	Valence Technology, Inc	8,708
4,980	*	Varian Semiconductor Equipment Associates, Inc	183,513
18,400	*	Verso Technologies, Inc	13,248
2,900	*	Viasat, Inc	70,383
2,700		Vicor Corp	35,397
28,601	*	Vitesse Semiconductor Corp	100,962
600	*	Volterra Semiconductor Corp	13,293
6,800	*	Westell Technologies, Inc	46,240
2,656	*	Wilson Greatbatch Technologies, Inc	59,548
179		Woodhead Industries, Inc	2,869

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,151,219

ENGINEERING AND MANAGEMENT SERVICES - 3.94%
2,425	*	Advisory Board Co	89,434
6,089	*	Answerthink, Inc	28,375
3,500	*	Antigenics, Inc	35,420
7,100	*	Ariad Pharmaceuticals, Inc	52,753
6,992	*	Axonyx, Inc	43,350
1,400	*	Charles River Associates, Inc	65,478
3,200	*	Ciphergen Biosystems, Inc	13,760
2,518	*	Corrections Corp of America	101,853
3,352	*	CuraGen Corp	24,000
4,314	*	CV Therapeutics, Inc	99,222
6,491	*	Decode Genetics, Inc	50,695
3,247	*	DiamondCluster International, Inc	46,530
9,768	*	Digitas, Inc	93,284
3,300	*	Diversa Corp	28,842
3,647	*	Dyax Corp	26,331
6,150	*	eResearch Technology, Inc	97,478
8,721	*	Exelixis, Inc	82,850
1,561	*	Forrester Research, Inc	28,004
910	*	FTI Consulting, Inc	19,174
8,780	*	Gartner, Inc (Class A)	109,399
900	*	Genencor International, Inc	14,760
600	*	Greenfield Online, Inc	13,194
400	*	Huron Consulting Group, Inc	8,880
4,797	*	Incyte Corp	47,922
400	*	Infrasource Services, Inc	5,200
2,933	*	Keryx Biopharmaceuticals, Inc	33,935
2,900	*	Kosan Biosciences, Inc	20,097
800		Landauer, Inc	36,560

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,827	*	LECG Corp	$34,074
8,716	*	Lexicon Genetics, Inc	67,593
3,845	*	Lifecell Corp	39,296
3,600	*	Luminex Corp	31,968
3,822	*	Maxim Pharmaceuticals, Inc	11,542
1,000	*	MTC Technologies, Inc	33,570
4,213	*	Myriad Genetics, Inc	94,835
6,300	*	Navigant Consulting, Inc	167,580
2,399	*	Neopharm, Inc	30,011
2,592	*	Parexel International Corp	52,618
3,138	*	Per-Se Technologies, Inc	49,675
13,116	*	Pharmos Corp	18,625
400	*	PRG-Schultz International, Inc	2,012
3,300	*	Regeneration Technologies, Inc	34,584
5,200	*	Regeneron Pharmaceuticals, Inc	47,892
3,129	*	Resources Connection, Inc	169,936
1,421	*	Rigel Pharmaceuticals, Inc	34,701
2,067	*	Seattle Genetics, Inc	13,498
1,750	*	SFBC International, Inc	69,125
3,893	*	Symyx Technologies, Inc	117,101
1,100	*	Tejon Ranch Co	44,880
6,000	*	Telik, Inc	114,840
6,319	*	Tetra Tech, Inc	105,780
3,808	*	Transkaryotic Therapies, Inc	96,685
761	*	TRC Cos, Inc	12,937
2,100	*	Trimeris, Inc	29,757
2,499	*	Ventiv Health, Inc	50,780
2,879		Watson Wyatt & Co Holdings	77,589

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,970,264

FABRICATED METAL PRODUCTS - 1.23%
600	*	Commercial Vehicle Group, Inc	13,098
12,501	*	Crown Holdings, Inc	171,764
1,000	*	Drew Industries, Inc	36,170
300	*	Griffon Corp	8,100
1,000		Gulf Island Fabrication, Inc	21,830
3,867	*	Intermagnetics General Corp	98,260
922	*	Jacuzzi Brands, Inc	8,021
967		Lifetime Hoan Corp	15,375
1,072	*	Mobile Mini, Inc	35,419
1,612	*	NCI Building Systems, Inc	60,450
789		Silgan Holdings, Inc	48,097
5,090		Simpson Manufacturing Co, Inc	177,641
2,700		Sturm Ruger & Co, Inc	24,381
6,622	*	Taser International, Inc	209,189

		TOTAL FABRICATED METAL PRODUCTS	927,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 0.47%
900	*	Boston Beer Co, Inc (Class A)	$19,143
1,219		Cal-Maine Foods, Inc	14,738
324		Coca-Cola Bottling Co Consolidated	18,487
8,800	*	Darling International, Inc	38,368
500	*	Gold Kist, Inc	6,810
813	*	Hansen Natural Corp	29,601
7,978	*	Hercules, Inc	118,473
365		Lancaster Colony Corp	15,648
100		Lance, Inc	1,903
982		MGP Ingredients, Inc	8,484
200		National Beverage Corp	1,664
1,600	*	Peets Coffee & Tea, Inc	42,352
811		Sanderson Farms, Inc	35,100
300		Topps Co, Inc	2,925

		TOTAL FOOD AND KINDRED PRODUCTS	353,696

FOOD STORES - 0.31%
49		Arden Group, Inc (Class A)	4,923
3,876	*	Panera Bread Co (Class A)	156,280
1,110	*	Pantry, Inc	33,400
4,049	*	Wild Oats Markets, Inc	35,672

		TOTAL FOOD STORES	230,275

FURNITURE AND FIXTURES - 0.37%
2,007		Ethan Allen Interiors, Inc	80,320
884		Furniture Brands International, Inc	22,144
300		Hooker Furniture Corp	6,810
5,027	*	Select Comfort Corp	90,184
588		Stanley Furniture Co, Inc	26,431
2,508	*	Tempur-Pedic International, Inc	53,170

		TOTAL FURNITURE AND FIXTURES	279,059

FURNITURE AND HOMEFURNISHINGS STORES - 0.57%
3,000	*	Cost Plus, Inc	96,390
400	*	Design Within Reach, Inc	5,820
1,282	*	Electronics Boutique Holdings Corp	55,049
1,000	*	GameStop Corp (Class B)	22,410
3,285	*	Guitar Center, Inc	173,087
1,281	*	Kirkland's, Inc	15,743
1,114	*	Linens 'n Things, Inc	27,627
3,560	*	Restoration Hardware, Inc	20,434
2,569	*	The Bombay Co, Inc	14,207

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	430,767

GENERAL BUILDING CONTRACTORS - 0.42%
1,613		Brookfield Homes Corp	54,681
2,048		Levitt Corp (Class A)	62,607
1,275	*	Meritage Homes Corp	143,693
620	*	Palm Harbor Homes, Inc	10,466
100	*	Perini Corp	1,669
200		Technical Olympic U.S.A., Inc	5,076
568	*	William Lyon Homes, Inc	39,896

		TOTAL GENERAL BUILDING CONTRACTORS	318,088

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 0.68%
6,776	*	99 Cents Only Stores	$109,500
300		Bon-Ton Stores, Inc	4,725
2,815	*	Brookstone, Inc	55,033
3,063		Casey's General Stores, Inc	55,593
800	*	Conn's, Inc	13,456
5,422		Fred's, Inc	94,343
748	*	Gander Mountain Co	9,597
726	*	Retail Ventures, Inc	5,155
3,452	*	Stein Mart, Inc	58,891
3,544	*	Tuesday Morning Corp	108,553

		TOTAL GENERAL MERCHANDISE STORES	514,846

HEALTH SERVICES - 3.19%
1,776	*	Amedisys, Inc	57,525
1,440	*	America Service Group, Inc	38,549
4,000	*	American Healthways, Inc	132,160
4,150	*	Amsurg Corp	122,591
6,824	*	Apria Healthcare Group, Inc	224,851
13,530	*	Beverly Enterprises, Inc	123,800
900	*	Corvel Corp	24,102
518	*	Cross Country Healthcare, Inc	9,365
900	*	Dynacq Healthcare, Inc	4,320
3,454	*	Enzo Biochem, Inc	67,249
8,629	*	First Health Group Corp	161,449
3,100	*	Gentiva Health Services, Inc	51,832
2,054		Hooper Holmes, Inc	12,160
900	b*	Impath, Inc	4,104
2,384	*	LabOne, Inc	76,383
1,939		LCA-Vision, Inc	45,353
5,232	*	LifePoint Hospitals, Inc	182,178
745	*	Magellan Health Services, Inc	25,449
1,023	*	Matria Healthcare, Inc	39,969
767		National Healthcare Corp	27,075
5,185	*	NeighborCare, Inc	159,283
5,050	*	Odyssey HealthCare, Inc	69,084
1,331		Option Care, Inc	22,880
2,821	*	Pediatrix Medical Group, Inc	180,685
500	*	Province Healthcare Co	11,175
1,642	*	Psychiatric Solutions, Inc	60,032
400	*	Radiation Therapy Services, Inc	6,800
500	*	RehabCare Group, Inc	13,995
12,713		Select Medical Corp	223,749
700	*	Specialty Laboratories, Inc	7,728
600	*	Stereotaxis, Inc	5,898
100	*	Sunrise Senior Living, Inc	4,636
1,173	*	Symbion, Inc	25,900
3,881	*	United Surgical Partners International, Inc	161,838
1,018	*	VistaCare, Inc (Class A)	16,929

		TOTAL HEALTH SERVICES	2,401,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
1,174	*	Insituform Technologies, Inc (Class A)	$26,615

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	26,615

HOLDING AND OTHER INVESTMENT OFFICES - 2.21%
100	*	4Kids Entertainment, Inc	2,102
287	*	Alexander's, Inc	61,705
372		Alexandria Real Estate Equities, Inc	27,684
2,112		American Home Mortgage Investment Corp	72,336
230	*	Bancorp, Inc	3,680
200		BioMed Realty Trust, Inc	4,442
192		Capital Southwest Corp	15,076
813		Capitol Bancorp Ltd	28,634
520		Cherokee, Inc	18,346
2,716	*	Circle Group Holdings, Inc	6,030
500		Cohen & Steers, Inc	8,125
1,982		Cousins Properties, Inc	59,995
1,400		Equity Lifestyle Properties, Inc	50,050
2,669		Equity One, Inc	63,335
726		Essex Property Trust, Inc	60,839
300		Extra Space Storage, Inc	3,999
2,800	*	First Acceptance Corp	25,088
200		German American Bancorp	3,220
176		Gladstone Capital Corp	4,171
1,904		Glimcher Realty Trust	52,760
691		Greater Bay Bancorp	19,265
2,181		Harris & Harris Group, Inc	35,725
300		HomeBanc Corp	2,904
3,450		iShares Russell 2000 Growth Index Fund	232,185
100		Kite Realty Group Trust	1,528
1,600		MortgageIT Holdings, Inc	28,720
4,445		New Century Financial Corp	284,080
438		Novastar Financial, Inc	21,681
1,558		Oriental Financial Group, Inc	44,107
2,300		PrivateBancorp, Inc	74,129
560		Sandy Spring Bancorp, Inc	21,465
100		Strategic Hotel Capital, Inc	1,650
1,543		Suffolk Bancorp	53,743
1,118		Tanger Factory Outlet Centers, Inc	29,582
3,200		Taubman Centers, Inc	95,840
2,456		Town & Country Trust	67,859
2,194		Washington Real Estate Investment Trust	74,311
200		Westfield Financial, Inc	5,164

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,665,555

HOTELS AND OTHER LODGING PLACES - 0.44%
1,067		Ameristar Casinos, Inc	45,998
663	*	Bluegreen Corp	13,147
6,299		Boyd Gaming Corp	262,353
601	*	Empire Resorts, Inc	6,701

		TOTAL HOTELS AND OTHER LODGING PLACES	328,199

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.25%
1,000	*	Aaon, Inc	$16,070
3,297	*	Actuant Corp	171,939
3,670	*	Advanced Digital Information Corp	36,773
491	*	Astec Industries, Inc	8,450
1,100	*	ASV, Inc	52,690
6,500	*	Asyst Technologies, Inc	33,085
4,116	*	Authentidate Holding Corp	25,478
10,940	*	Axcelis Technologies, Inc	88,942
500	*	Blount International, Inc	8,710
6,200	*	Brooks Automation, Inc	106,764
1,100		Bucyrus International, Inc (Class A)	44,704
11,620	*	Cirrus Logic, Inc	64,026
10,904	*	Cray, Inc	50,813
2,342	*	Cuno, Inc	139,115
4,905	*	Cymer, Inc	144,894
6,048	*	Dot Hill Systems Corp	47,416
5,006	*	Electronics For Imaging, Inc	87,154
2,919	*	Emulex Corp	49,156
3,016		Engineered Support Systems, Inc	178,608
3,727	*	FalconStor Software, Inc	35,667
1,226	*	Flanders Corp	11,770
3,712	*	FSI International, Inc	17,335
8,602	*	Gateway, Inc	51,698
900	*	General Binding Corp	11,826
900	*	Global Power Equipment Group, Inc	8,856
1,415	*	Hydril	64,397
4,660	*	Hypercom Corp	27,587
3,594		IDEX Corp	145,557
2,264	*	Intevac, Inc	17,116
4,553	*	Iomega Corp	25,224
1,876		JLG Industries, Inc	36,826
3,352		Joy Global, Inc	145,577
886	*	Kadant, Inc	18,163
1,575		Kaydon Corp	52,007
477	*	Komag, Inc	8,958
7,000	*	Kulicke & Soffa Industries, Inc	60,340
619		Lennox International, Inc	12,597
4,489		Lincoln Electric Holdings, Inc	155,050
1,500		Lindsay Manufacturing Co	38,820
3,684		Manitowoc Co, Inc	138,703
1,484	*	Maxwell Technologies, Inc	15,048
2,153	*	Micros Systems, Inc	168,063
605		Middleby Corp	30,686
2,996	*	Netgear, Inc	54,497
3,660		Nordson Corp	146,656
1,241	*	Oil States International, Inc	23,939
2,948	*	Omnicell, Inc	32,428
1,500	*	Overland Storage, Inc	25,035
731	*	Paxar Corp	16,206
405	*	Planar Systems, Inc	4,548
3,621	*	Presstek, Inc	35,051
3,261	*	ProQuest Co	96,852
11,200	*	Quantum Corp	29,344
200		Sauer-Danfoss, Inc	4,362
1,200		Schawk, Inc	21,816
10,600	*	Scientific Games Corp (Class A)	252,704
2,201	*	Semitool, Inc	20,425
1,500	*	Simpletech, Inc	6,900
100		Tennant Co	3,965

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,750	*	Terex Corp	$83,388
3,078		Toro Co	250,395
1,158	*	Transact Technologies, Inc	24,735
2,482	*	Ultratech, Inc	46,786
537	*	UNOVA, Inc	13,581
3,212	*	Veeco Instruments, Inc	67,677
3,087	*	WJ Communications	10,619
24,952	*	Xybernaut Corp	30,691

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,955,258

INSTRUMENTS AND RELATED PRODUCTS - 8.77%
2,365	*	Abaxis, Inc	34,269
2,061	*	Abiomed, Inc	31,822
1,280	*	ADE Corp	23,962
4,943	*	Advanced Medical Optics, Inc	203,355
2,800	*	Advanced Neuromodulation Systems, Inc	110,488
1,090	*	Aksys Ltd	6,060
7,246	*	Align Technology, Inc	77,895
3,492	*	American Medical Systems Holdings, Inc	146,001
948		Analogic Corp	42,461
526	*	Animas Corp	8,221
2,600		Arrow International, Inc	80,574
2,900	*	Arthrocare Corp	92,974
1,700	*	Aspect Medical Systems, Inc	41,582
2,406	*	August Technology Corp	25,335
1,500		BEI Technologies, Inc	46,320
2,400		Biolase Technology, Inc	26,088
840	*	Bio-Rad Laboratories, Inc (Class A)	48,191
2,830	*	Bruker BioSciences Corp	11,405
2,700	*	Candela Corp	30,672
6,200	*	Cardiac Science, Inc	13,268
5,100	*	Cardiodynamics International Corp	26,367
5,700	*	Cepheid, Inc	56,658
1,000	*	Closure Medical Corp	19,500
5,500		Cognex Corp	153,450
1,896	*	Coherent, Inc	57,714
3,595	*	Conceptus, Inc	29,173
12,519	*	Credence Systems Corp	114,549
4,348	*	CTI Molecular Imaging, Inc	61,698
2,353	*	Cyberonics, Inc	48,754
1,002	*	Cyberoptics Corp	14,900
2,802	*	Depomed, Inc	15,131
2,500	*	Dionex Corp	141,675
2,203	*	DJ Orthopedics, Inc	47,188
473	*	DRS Technologies, Inc	20,202
1,640		EDO Corp	52,070
4,139	*	Encore Medical Corp	28,104
2,956	*	Endocardial Solutions, Inc	34,585
978	*	ESCO Technologies, Inc	74,964
900	*	Exactech, Inc	16,461
1,601	*	Excel Technology, Inc	41,626
1,432	*	Faro Technologies, Inc	44,650
2,876	*	FEI Co	60,396
3,797	*	Formfactor, Inc	103,051
600	*	Foxhollow Technologies, Inc	14,754
1,637	*	Haemonetics Corp	59,276

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

500	*	Herley Industries, Inc	$10,170
745	*	Hologic, Inc	20,465
1,500	*	ICU Medical, Inc	41,010
2,556	*	I-Flow Corp	46,596
1,600		II-VI, Inc	67,984
3,881	*	Illumina, Inc	36,792
600	*	Immunicon Corp	4,188
8,796	*	Input/Output, Inc	77,757
2,800	*	Integra LifeSciences Holding	103,404
900	*	Intralase Corp	21,132
4,100	*	Intuitive Surgical, Inc	164,082
1,176	*	Ista Pharmaceuticals, Inc	11,901
2,874	*	Itron, Inc	68,717
3,700	*	Ixia	62,197
1,700		Keithley Instruments, Inc	33,490
1,300	*	Kensey Nash Corp	44,889
2,035	*	KVH Industries, Inc	19,943
3,226	*	Kyphon, Inc	83,102
2,500	*	Laserscope	89,775
9,884	*	Lexar Media, Inc	77,491
8,525	*	LTX Corp	65,557
1,447	*	Measurement Specialties, Inc	36,841
1,100	*	Medical Action Industries, Inc	21,670
5,344		Mentor Corp	180,307
3,279	*	Merit Medical Systems, Inc	50,103
2,000	*	Micro Therapeutics, Inc	7,500
3,003		Mine Safety Appliances Co	152,252
3,725	*	MKS Instruments, Inc	69,099
1,586	*	Molecular Devices Corp	31,879
206		MTS Systems Corp	6,965
4,603	*	Nanogen, Inc	33,878
2,882	*	Newport Corp	40,636
997	*	NuVasive, Inc	10,219
2,898		Oakley, Inc	36,950
2,224	*	Ocular Sciences, Inc	108,998
7,192	*	Orbital Sciences Corp	85,081
5,200	*	Orthologic Corp	32,500
6,543	*	Orthovita, Inc	27,415
1,626	*	Palomar Medical Technologies, Inc	42,390
2,300	*	Photon Dynamics, Inc	55,844
4,923	*	Pinnacle Systems, Inc	30,030
2,202	*	Possis Medical, Inc	29,683
4,675	*	RAE Systems, Inc	34,128
1,700	*	Rudolph Technologies, Inc	29,189
1,336	*	Sirf Technology Holdings, Inc	16,994
2,489	*	Sonic Innovations, Inc	10,379
2,600	*	Sonic Solutions, Inc	58,344
2,000	*	SonoSite, Inc	67,900
3,800	*	Star Scientific, Inc	19,323
8,229	*	Steris Corp	195,192
3,627	*	Sybron Dental Specialties, Inc	128,323
100		Sypris Solutions, Inc	1,531
4,455	*	Techne Corp	173,300
525		Tektronix, Inc	15,860
6,229	*	Thermogenesis	39,492
6,200	*	Thoratec Corp	64,604
7,007	*	Trimble Navigation Ltd	231,511
3,800	*	TriPath Imaging, Inc	34,086
1,342		United Industrial Corp	51,989
2,004	*	Urologix, Inc	12,966

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

4,760	*	Varian, Inc	$195,208
1,900	*	Ventana Medical Systems, Inc	121,581
4,197	*	Viisage Technology, Inc	37,815
6,732	*	Visx, Inc	174,157
500	*	Vnus Medical Technologies, Inc	6,760
3,646	*	Wright Medical Group, Inc	103,911
3,000		X-Rite, Inc	48,030
500		Young Innovations, Inc	16,865
793	*	Zoll Medical Corp	27,279
1,082	*	Zygo Corp	12,757

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,608,195

INSURANCE AGENTS, BROKERS AND SERVICE - 0.46%
300	*	Clark, Inc	4,656
3,192		Hilb, Rogal & Hamilton Co	115,678
4,654		National Financial Partners Corp	180,575
4,233	*	USI Holdings Corp	48,976

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	349,885

INSURANCE CARRIERS - 1.34%
100		Affirmative Insurance Holdings, Inc	1,684
654		American Equity Investment Life Holding Co	7,044
2,760	*	AMERIGROUP Corp	208,822
1,633		Bristol West Holdings, Inc	32,660
5,672	*	Centene Corp	160,801
6,403	*	Danielson Holdings Corp	54,105
2,191		Direct General Corp	70,331
2,600	*	HealthExtras, Inc	42,380
100		Independence Holding Co	1,845
224		Infinity Property & Casualty Corp	7,885
1,233	*	Molina Healthcare, Inc	57,187
394	*	Philadelphia Consolidated Holding Corp	26,059
396		RLI Corp	16,462
251		Selective Insurance Group, Inc	11,104
3,163	*	Sierra Health Services, Inc	174,313
873		State Auto Financial Corp	22,567
3,610	*	Vesta Insurance Group, Inc	13,285
900	*	WellCare Health Plans, Inc	29,250
1,400		Zenith National Insurance Corp	69,776

		TOTAL INSURANCE CARRIERS	1,007,560

LEATHER AND LEATHER PRODUCTS - 0.19%
3,600		K-Swiss, Inc (Class A)	104,832
1,161		Wolverine World Wide, Inc	36,479

		TOTAL LEATHER AND LEATHER PRODUCTS	141,311

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

LEGAL SERVICES - 0.07%
1,352		Pre-Paid Legal Services, Inc	$50,768

		TOTAL LEGAL SERVICES	50,768

LUMBER AND WOOD PRODUCTS - 0.19%
308		American Woodmark Corp	13,453
9,700	*	Champion Enterprises, Inc	114,654
184		Deltic Timber Corp	7,811
200		Universal Forest Products, Inc	8,680

		TOTAL LUMBER AND WOOD PRODUCTS	144,598

METAL MINING - 0.42%
800		Cleveland-Cliffs, Inc	83,088
32,922	*	Coeur D'alene Mines Corp	129,383
8,100	*	Hecla Mining Co	47,223
2,300		Royal Gold, Inc	41,952
1,215	*	Stillwater Mining Co	13,681

		TOTAL METAL MINING	315,327

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.87%
948		Blyth, Inc	28,023
1,800	*	Daktronics, Inc	44,802
1,064		Escalade, Inc	14,215
12,197	*	Identix, Inc	90,014
792	*	K2, Inc	12,577
3,590	*	Leapfrog Enterprises, Inc	48,824
1,250	*	RC2 Corp	40,750
3,189	*	Shuffle Master, Inc	150,202
6,832	*	Yankee Candle Co, Inc	226,686

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	656,093

MISCELLANEOUS RETAIL - 1.45%
3,100	*	1-800-Flowers.com, Inc (Class A)	26,071
1,900	*	AC Moore Arts & Crafts, Inc	54,739
2,649		Big 5 Sporting Goods Corp	77,192
270	*	Blue Nile, Inc	7,457
700	*	Build-A-Bear Workshop, Inc	24,605
2,380		Cash America International, Inc	70,757
3,000	*	Coldwater Creek, Inc	92,610
4,180	*	Dick's Sporting Goods, Inc	146,927
6,300	*	Drugstore.com, Inc	21,420
3,268	*	Hibbett Sporting Goods, Inc	86,961
2,500	*	Jill (J.) Group, Inc	37,225
1,673	*	Overstock.com, Inc	115,437
1,600	*	Party City Corp	20,688
1,155	*	PC Mall, Inc	25,849
2,223	*	Priceline.com, Inc	52,441
1,654	*	Sharper Image Corp	31,178
1,270	*	Sports Authority, Inc	32,703
2,274		Stamps.com, Inc	36,020
1,697	*	Valuevision International, Inc (Class A)	23,605
1,608		World Fuel Services Corp	80,078
908	*	Zale Corp	27,122

		TOTAL MISCELLANEOUS RETAIL	1,091,085

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

MOTION PICTURES - 0.06%
2,397	*	Hollywood Entertainment Corp	$31,377
534		Movie Gallery, Inc	10,183

		TOTAL MOTION PICTURES	41,560

NONDEPOSITORY INSTITUTIONS - 0.47%
2,215	*	Accredited Home Lenders Holding Co	110,041
1,017		Asta Funding, Inc	27,296
300	*	Collegiate Funding Services LLC	4,227
300	*	Credit Acceptance Corp	7,635
1,641	*	Encore Capital Group, Inc	39,023
71		Federal Agricultural Mortgage Corp (Class C)	1,654
1,586	*	First Cash Financial Services, Inc	42,362
1,125	*	Nelnet, Inc	30,296
1,050	*	NGP Capital Resources Co	16,139
654	*	United PanAm Financial Corp	12,465
2,300	*	World Acceptance Corp	63,273

		TOTAL NONDEPOSITORY INSTITUTIONS	354,411

NONMETALLIC MINERALS, EXCEPT FUELS - 0.01%
418		Amcol International Corp	8,398

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	8,398

OIL AND GAS EXTRACTION - 3.70%
277	*	Atlas America, Inc	9,903
1,623	*	Atwood Oceanics, Inc	84,558
651		Berry Petroleum Co (Class A)	31,053
3,307	*	Brigham Exploration Co	29,763
1,650		Cabot Oil & Gas Corp (Class A)	73,013
5,277	*	Cal Dive International, Inc	215,038
953	*	Callon Petroleum Co	13,780
2,655	*	Cheniere Energy, Inc	169,124
600	*	Clayton Williams Energy, Inc	13,740
4,217	*	Comstock Resources, Inc	92,985
2,648	*	Delta Petroleum Corp	41,521
7,601	*	Denbury Resources, Inc	208,647
1,519	*	Edge Petroleum Corp	22,147
201	*	Encore Acquisition Co	7,017
4,322	*	FX Energy, Inc	50,481
25,800	*	Grey Wolf, Inc	135,966
3,763		Helmerich & Payne, Inc	128,093
6,821	b*	KCS Energy, Inc	100,814
7,568	*	Magnum Hunter Resources, Inc	97,627
1,300	*	McMoRan Exploration Co	24,310
5,698	*	Mission Resources Corp	33,276
6,763	*	Newpark Resources, Inc	34,829
2,539		Penn Virginia Corp	103,007
2,229	*	Petroleum Development Corp	85,973
2,100	*	Plains Exploration & Production Co	54,600
4,100	*	Quicksilver Resources, Inc	150,798
4,389		Range Resources Corp	89,799
2,560	*	Remington Oil & Gas Corp	69,760
100		RPC, Inc	2,512
1,150	*	Southwestern Energy Co	58,294
1,420	*	Spinnaker Exploration Co	49,799

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

478	*	Stone Energy Corp	$21,553
4,070	*	Superior Energy Services, Inc	62,719
2,133	*	Syntroleum Corp	17,128
3,100	*	Tetra Technologies, Inc	87,730
5,157	*	Unit Corp	197,049
1,600	*	Veritas DGC, Inc	35,856
960	*	W-H Energy Services, Inc	21,466
2,079	*	Whiting Petroleum Corp	62,890

		TOTAL OIL AND GAS EXTRACTION	2,788,618

PAPER AND ALLIED PRODUCTS - 0.13%
9,234	*	Graphic Packaging Corp	66,485
3,000	*	Playtex Products, Inc	23,970
421		Wausau-Mosinee Paper Corp	7,519

		TOTAL PAPER AND ALLIED PRODUCTS	97,974

PERSONAL SERVICES - 0.21%
2,995	*	Coinstar, Inc	80,356
3,100		Jackson Hewitt Tax Service, Inc	78,275

		TOTAL PERSONAL SERVICES	158,631

PETROLEUM AND COAL PRODUCTS - 0.46%
2,469		ElkCorp	84,489
3,600		Frontier Oil Corp	95,976
4,600	*	Headwaters, Inc	131,100
1,259		WD-40 Co	35,768

		TOTAL PETROLEUM AND COAL PRODUCTS	347,333

PRIMARY METAL INDUSTRIES - 1.89%
8,196	*	AK Steel Holding Corp	118,596
843	*	Aleris International, Inc	14,264
12,905		Allegheny Technologies, Inc	279,651
1,404		Belden CDT, Inc	32,573
2,606	*	Century Aluminum Co	68,434
4,617	*	CommScope, Inc	87,261
737		Curtiss-Wright Corp	42,311
2,148	*	Encore Wire Corp	28,633
451	*	General Cable Corp	6,246
1,261		Gibraltar Industries, Inc	29,785
3,182	*	Lone Star Technologies, Inc	106,470
4,500		Matthews International Corp (Class A)	165,600
5,858	*	Maverick Tube Corp	177,497
1,300		Mueller Industries, Inc	41,860
1,700		Ryerson Tull, Inc	26,775
200		Schnitzer Steel Industries, Inc (Class A)	6,786
4,636		Steel Dynamics, Inc	175,612
464	*	Wheeling-Pittsburgh Corp	17,883

		TOTAL PRIMARY METAL INDUSTRIES	1,426,237

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

PRINTING AND PUBLISHING - 1.17%
2,852		Banta Corp	$127,656
2,400		Bowne & Co, Inc	39,024
1,058	*	Consolidated Graphics, Inc	48,562
350		Courier Corp	18,172
3,302		Harland (John H.) Co	119,202
5,368		Hollinger International, Inc	84,170
1,170		Journal Communications, Inc	21,142
3,436	*	Journal Register Co	66,418
700	*	Martha Stewart Living Omnimedia, Inc (Class A)	20,314
2,733	*	Playboy Enterprises, Inc (Class B)	33,589
9,239		Reader's Digest Association, Inc (Class A)	128,514
200		Standard Register Co	2,824
1,357		Thomas Nelson, Inc	30,668
4,037	*	Valassis Communications, Inc	141,335

		TOTAL PRINTING AND PUBLISHING	881,590

RAILROAD TRANSPORTATION - 0.12%
143		Florida East Coast Industries	6,449
259	*	Genesee & Wyoming, Inc (Class A)	7,286
4,353	*	Kansas City Southern Industries, Inc	77,179

		TOTAL RAILROAD TRANSPORTATION	90,914

REAL ESTATE - 0.19%
2,100	*	CB Richard Ellis Group, Inc	70,455
826		Consolidated-Tomoka Land Co	35,518
979	*	Jones Lang LaSalle, Inc	36,624
100	*	Orleans Homebuilders, Inc	1,985

		TOTAL REAL ESTATE	144,582

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.58%
972	*	Applied Films Corp	20,956
1,213	*	Deckers Outdoor Corp	56,999
3,416	*	Jarden Corp	148,391
1,000		Quixote Corp	20,330
126	*	Skechers U.S.A., Inc (Class A)	1,633
1,453	*	Trex Co, Inc	76,195
5,485		Tupperware Corp	113,649

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	438,153

SECURITY AND COMMODITY BROKERS - 0.43%
3,332	*	Affiliated Managers Group, Inc	225,710
436		BKF Capital Group, Inc	16,524
1,300		Calamos Asset Management, Inc (Class A)	35,100
501		Gabelli Asset Management, Inc (Class A)	24,309
339		Greenhill & Co, Inc	9,729
202	*	Piper Jaffray Cos	9,686

		TOTAL SECURITY AND COMMODITY BROKERS	321,058

SOCIAL SERVICES - 0.15%
1,800	*	Bright Horizons Family Solutions, Inc	116,568

		TOTAL SOCIAL SERVICES	116,568

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

SPECIAL TRADE CONTRACTORS - 0.30%
5,149	*	Dycom Industries, Inc	$157,147
1,853	*	Integrated Electrical Services, Inc	8,969
682	*	Layne Christensen Co	12,378
1,221	*	Matrix Service Co	9,841
4,978	*	Quanta Services, Inc	39,824

		TOTAL SPECIAL TRADE CONTRACTORS	228,159

STONE, CLAY, AND GLASS PRODUCTS - 0.37%
733	*	Anchor Glass Container Corp	4,926
3,400	*	Cabot Microelectronics Corp	136,170
1,704		CARBO Ceramics, Inc	117,576
231		Eagle Materials, Inc	19,947
100		Libbey, Inc	2,221

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	280,840

TOBACCO PRODUCTS - 0.07%
3,257		Vector Group Ltd	54,164

		TOTAL TOBACCO PRODUCTS	54,164

TRANSPORTATION BY AIR - 0.60%
11,700	*	Airtran Holdings, Inc	125,190
621	*	America West Holdings Corp (Class B)	4,086
4,000	*	ExpressJet Holdings, Inc	51,520
2,987	*	Forward Air Corp	133,519
1,812	*	Frontier Airlines, Inc	20,675
3,900	*	Mesa Air Group, Inc	30,966
2,653	*	Pinnacle Airlines Corp	36,983
200	*	Republic Airways Holdings, Inc	2,654
2,255		Skywest, Inc	45,235

		TOTAL TRANSPORTATION BY AIR	450,828

TRANSPORTATION EQUIPMENT - 1.59%
800	*	AAR Corp	10,896
1,034	*	Aftermarket Technology Corp	16,647
300		Arctic Cat, Inc	7,956
7,710	*	BE Aerospace, Inc	89,744
3,500		Clarcor, Inc	191,695
7,454	*	Fleetwood Enterprises, Inc	100,331
100		Heico Corp	2,259
1,200		Marine Products Corp	31,332
3,611		Monaco Coach Corp	74,278
858		Noble International Ltd	17,495
300	*	Strattec Security Corp	18,786
4,476	*	Teledyne Technologies, Inc	131,729
4,897		Thor Industries, Inc	181,434
2,349	*	Wabash National Corp	63,259
5,526		Westinghouse Air Brake Technologies Corp	117,814
3,600		Winnebago Industries, Inc	140,616

		TOTAL TRANSPORTATION EQUIPMENT	1,196,271

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.39%
1,100		Ambassadors Group, Inc	$39,171
4,925	*	EGL, Inc	147,208
750	*	HUB Group, Inc	39,165
2,647	*	Pacer International, Inc	56,275
1,119	*	RailAmerica, Inc	14,603

		TOTAL TRANSPORTATION SERVICES	296,422

TRUCKING AND WAREHOUSING - 0.96%
2,107		Arkansas Best Corp	94,583
1,261	*	Central Freight Lines, Inc	7,944
5,643		Heartland Express, Inc	126,798
3,871	*	Landstar System, Inc	285,060
100	*	Marten Transport Ltd	2,273
2,300	*	Old Dominion Freight Line	80,040
600	*	Quality Distribution, Inc	5,064
1,348	*	SCS Transportation, Inc	31,503
1,353	*	Swift Transportation Co, Inc	29,062
300	*	U.S. Xpress Enterprises, Inc (Class A)	8,790
2,410		Werner Enterprises, Inc	54,562

		TOTAL TRUCKING AND WAREHOUSING	725,679

WATER TRANSPORTATION - 0.12%
1,005	*	Gulfmark Offshore, Inc	22,381
300	*	Hornbeck Offshore Services, Inc	5,790
1,422	*	Kirby Corp	63,108

		TOTAL WATER TRANSPORTATION	91,279

WHOLESALE TRADE-DURABLE GOODS - 2.14%
1,000	*	1-800 Contacts, Inc	22,000
1,940		Anixter International, Inc	69,821
1,200	*	Audiovox Corp (Class A)	18,936
700	*	Beacon Roofing Supply, Inc	13,902
2,173	*	BioVeris Corp	15,885
300		Compx International, Inc	4,959
2,219	*	Digi International, Inc	38,145
3,162	*	Global Imaging Systems, Inc	124,899
2,255	*	Imagistics International, Inc	75,903
2,004	*	Insight Enterprises, Inc	41,122
1,064	*	INTAC International	13,832
2,104	*	Keystone Automotive Industries, Inc	48,918
5,089		Knight Transportation, Inc	126,207
1,009	*	LKQ Corp	20,251
1,475	*	Merge Technologies, Inc	32,819
1,336	*	Microtek Medical Holdings, Inc	5,424
3,031	*	Navarre Corp	53,346
2,150		Owens & Minor, Inc	60,566
7,562		Pep Boys-Manny Moe & Jack	129,083
9,347	*	PSS World Medical, Inc	116,978
2,918		Reliance Steel & Aluminum Co	113,685
6,898	*	Safeguard Scientifics, Inc	14,624
1,700	*	Scansource, Inc	105,672
7,348		SCP Pool Corp	234,401
2,428	*	WESCO International, Inc	71,966
3,182	*	Zoran Corp	36,848

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,610,192

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.56%
5,931		Acuity Brands, Inc	$188,606
264		Advanced Marketing Services, Inc	2,656
1,477		Airgas, Inc	39,155
2,388	*	Allscripts Healthcare Solutions, Inc	25,480
1,700	*	Central European Distribution Corp	50,218
339		Getty Realty Corp	9,739
1,093		Kenneth Cole Productions, Inc (Class A)	33,730
406	*	Maui Land & Pineapple Co	15,936
300	*	Men's Wearhouse, Inc	9,588
5,689		Nu Skin Enterprises, Inc (Class A)	144,387
951	*	Nuco2, Inc	21,103
3,875	*	Performance Food Group Co	104,276
2,478		Perrigo Co	42,795
3,973	*	Priority Healthcare Corp (Class B)	86,492
596	*	Provide Commerce, Inc	22,141
724	*	School Specialty, Inc	27,917
100	*	Smart & Final, Inc	1,439
700		Standard Commercial Corp	13,622
4,300	*	Tractor Supply Co	160,003
5,440	*	United Natural Foods, Inc	169,168
100	*	United Stationers, Inc	4,620

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,173,071

		TOTAL COMMON STOCK
		(Cost $55,436,944)	75,208,150

		TOTAL PORTFOLIO - 99.82%
		(Cost $55,452,688)	75,228,003
		OTHER ASSETS & LIABILITIES, NET - 0.18%	138,520

		NET ASSETS - 100.00%	$75,366,523

	*	Non-income producing

	b	In bankruptcy

	f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0.00 or 0.00% of net assets.

	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
		Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Fund are as follows:
SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

Wiltel Communications (Rts)	11/07/03	$-	$-

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS SMALL-CAP VALUE INDEX FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
SHARES			VALUE

COMMON STOCKS - 99.74%
AGRICULTURAL PRODUCTION-CROPS - 0.12%
400	*	Alico, Inc	$23,408
1,700		Delta & Pine Land Co	46,376
700	*	John B. Sanfilippo & Son	18,046

		TOTAL AGRICULTURAL PRODUCTION-CROPS	87,830

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.05%
36		Seaboard Corp	35,928

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	35,928

AMUSEMENT AND RECREATION SERVICES - 0.91%
1,435	*	Argosy Gaming Co	67,015
4,054	*	Aztar Corp	141,566
927		Churchill Downs, Inc	41,437
881		Dover Downs Gaming & Entertainment, Inc	11,541
1,900		Dover Motorsport, Inc	10,887
3,682	*	Gaylord Entertainment Co	152,913
800	*	Isle of Capri Casinos, Inc	20,520
1,714	*	Lakes Entertainment, Inc	27,921
800	*	Life Time Fitness, Inc	20,704
4,300	*	Magna Entertainment (Class A)	25,886
575	*	MTR Gaming Group, Inc	6,072
420	*	Nevada Gold & Casinos, Inc	5,124
10,837	*	Six Flags, Inc	58,195
700		Speedway Motorsports, Inc	27,426
2,097	*	Sunterra Corp	29,442

		TOTAL AMUSEMENT AND RECREATION SERVICES	646,649

APPAREL AND ACCESSORY STORES - 1.06%
900		Buckle, Inc	26,550
2,135		Burlington Coat Factory Warehouse Corp	48,465
2,184		Cato Corp (Class A)	62,943
13,536	*	Charming Shoppes, Inc	126,832
593		Deb Shops, Inc	14,849
1,229	*	Dress Barn, Inc	21,630
428		Finish Line, Inc (Class A)	7,832
1,575	*	Genesco, Inc	49,046
1,749		Goody's Family Clothing, Inc	15,986
555	*	Gymboree Corp	7,115
2,215	*	Jo-Ann Stores, Inc	61,001
600	*	New York & Co, Inc	9,912
300		Oshkosh B'gosh, Inc (Class A)	6,420
7,983	*	Payless Shoesource, Inc	98,191
500	*	Shoe Carnival, Inc	6,500
2,125	*	Stage Stores, Inc	88,230
4,190	*	Too, Inc	102,487

		TOTAL APPAREL AND ACCESSORY STORES	753,989

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
5,100	*	Collins & Aikman Corp	$22,236
2,975	*	Hartmarx Corp	23,116
3,181		Kellwood Co	109,745
2,881		Phillips-Van Heusen Corp	77,787
1,877	*	Warnaco Group, Inc	40,543

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	273,427

AUTO REPAIR, SERVICES AND PARKING - 0.28%
586	*	Amerco, Inc	26,944
2,200		Central Parking Corp	33,330
3,000	*	Dollar Thrifty Automotive Group, Inc	90,600
2,323	*	Exide Technologies	32,011
754	*	Midas, Inc	15,080
79	*	Monro Muffler Brake, Inc	1,999

		TOTAL AUTO REPAIR, SERVICES AND PARKING	199,964

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.47%
1,200	*	Asbury Automotive Group, Inc	16,536
730	*	CSK Auto Corp	12,220
2,248	*	Group 1 Automotive, Inc	70,812
1,587		Lithia Motors, Inc (Class A)	42,563
1,300	*	MarineMax, Inc	38,688
200	*	Rush Enterprises, Inc	3,462
3,200		Sonic Automotive, Inc	79,360
2,206		United Auto Group, Inc	65,276
186	*	West Marine, Inc	4,604

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	333,521

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
1,600		Building Materials Holding Corp	61,264
1,800	*	Central Garden & Pet Co	75,132

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	136,396

BUSINESS SERVICES - 4.92%
4,420		ABM Industries, Inc	87,162
5,121	*	ActivCard Corp	45,577
642		Advo, Inc	22,887
2,282	*	Agile Software Corp	18,644
424	*	Ansys, Inc	13,593
5,329	*	Ariba, Inc	88,461
5,062	*	Ascential Software Corp	82,561
2,454	*	Asiainfo Holdings, Inc	14,626
2,200	*	Atari, Inc	6,446
14,418	*	Bisys Group, Inc	237,176
200	*	Blackbaud, Inc	2,928
303	*	Blackboard, Inc	4,487
5,344	*	Borland Software Corp	62,418
1,037		Brady Corp (Class A)	64,885
5,528	*	Brocade Communications Systems, Inc	42,234
1,234	*	Captaris, Inc	6,367
1,902		Catalina Marketing Corp	56,356
129	*	CCC Information Services Group, Inc	2,865
217		CDI Corp	4,639
2,233	*	Ciber, Inc	21,526
1,935	*	CSG Systems International, Inc	36,185
840	*	Digimarc Corp	7,829
3,300	*	DoubleClick, Inc	25,674

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

8,406	*	E.piphany, Inc	$40,601
1,543	*	Earthlink, Inc	17,775
5,545	*	eFunds Corp	133,135
2,200		Electro Rent Corp	31,306
10,650	*	Enterasys Networks, Inc	19,170
1,589	*	EPIQ Systems, Inc	23,263
156	*	Equinix, Inc	6,667
3,350	*	Extreme Networks, Inc	21,943
189		Healthcare Services Group	3,939
11,964	*	Homestore, Inc	36,251
201	*	Hudson Highland Group, Inc	5,789
643	*	iGate Corp	2,604
3,973		Imation Corp	126,461
3,619	*	Interactive Data Corp	78,677
234	*	Interchange Corp	4,245
940	*	Intergraph Corp	25,314
500	*	Intermix Media, Inc	2,825
4,436	*	Internet Capital Group, Inc	39,924
3,221	*	Internet Security Systems, Inc	74,888
900		Interpool, Inc	21,375
100	*	Intervideo, Inc	1,323
4,741	*	Interwoven, Inc	51,582
2,500	*	JDA Software Group, Inc	34,050
300	*	Kanbay International, Inc	9,390
2,400	*	Keane, Inc	35,280
2,040		Kelly Services, Inc (Class A)	61,567
856	*	Keynote Systems, Inc	11,916
1,500	*	KFX ,Inc	21,780
5,500	*	Lawson Software, Inc	37,785
719	*	Mantech International Corp (Class A)	17,069
4,729	*	Manugistics Group, Inc	13,572
1,905	*	Mapinfo Corp	22,822
200	*	Marlin Business Services, Inc	3,800
1,407	*	Medical Staffing Network Holdings, Inc	11,523
190	*	MedQuist, Inc	2,812
521	*	Midway Games, Inc	5,471
300	*	Motive, Inc	3,414
8,762	*	MPS Group, Inc	107,422
1,925	*	MRO Software, Inc	25,064
2,000	*	MSC.Software Corp	20,940
3,288	*	NCO Group, Inc	84,995
3,002		NDCHealth Corp	55,807
855	*	Neoforma, Inc	6,575
6,732	*	NETIQ Corp	82,198
400	*	Netratings, Inc	7,668
400	*	Netscout Systems, Inc	2,792
770	*	Network Equipment Technologies, Inc	7,561
14,575	*	Parametric Technology Corp	85,847
200	*	PC-Tel, Inc	1,586
1,181		PEC Solutions, Inc	16,735
1,559	*	Pegasus Solutions, Inc	19,643
100	*	Pegasystems, Inc	853
6,535	*	Perot Systems Corp (Class A)	104,756
964	*	PLATO Learning, Inc	7,182
300	*	Progress Software Corp	7,005
303	*	Proxymed, Inc	2,975
2,600	*	R.H. Donnelley Corp	153,530
415	*	Radisys Corp	8,113
3,351	*	Redback Networks, Inc	17,961
304	*	Redback Networks, Inc Wts 01/02/11	714
289	*	Redback Networks, Inc Wts 01/02/11	751
1,020	*	Rent-Way, Inc	8,170
300	*	RightNow Technologies, Inc	4,845

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

1,402	*	SafeNet, Inc	$51,509
300	*	Salesforce.com, Inc	5,082
2,054	*	Scansoft, Inc	8,606
6,597	*	Sitel Corp	16,229
2,960	*	SonicWALL, Inc	18,707
7,033	*	Spherion Corp	59,077
300	*	SPSS, Inc	4,692
700	*	Stellent, Inc	6,174
1,900	*	Sykes Enterprises, Inc	13,205
762	*	SYNNEX Corp	18,334
914	*	Take-Two Interactive Software, Inc	31,798
1,156		Talx Corp	29,813
1,280	*	TeleTech Holdings, Inc	12,403
2,512	*	THQ, Inc	57,625
1,900	*	Tier Technologies, Inc (Class B)	17,575
198	*	Trizetto Group, Inc	1,881
5,023	*	United Rentals, Inc	94,935
2,058	*	Universal Compression Holdings, Inc	71,845
3,030	*	Verity, Inc	39,754
600	*	Vertrue, Inc	22,662
15,656	*	Vignette Corp	21,762
1,000	*	Volt Information Sciences, Inc	29,390
1,500	*	WatchGuard Technologies, Inc	6,645
801	*	webMethods, Inc	5,775

		TOTAL BUSINESS SERVICES	3,504,000

CHEMICALS AND ALLIED PRODUCTS - 4.60%
5,289	*	Abgenix, Inc	54,688
2,506	*	Albany Molecular Research, Inc	27,917
3,700		Albemarle Corp	143,227
4,600		Alpharma, Inc (Class A)	77,970
2,800		Arch Chemicals, Inc	80,584
2,013	*	Atherogenics, Inc	47,426
200	*	Barrier Therapeutics, Inc	3,320
3,800		Calgon Carbon Corp	34,504
3,023		Cambrex Corp	81,923
5,050	*	Cell Genesys, Inc	40,905
477	*	Chattem, Inc	15,789
13,300		Crompton Corp	156,940
1,097	*	Cubist Pharmaceuticals, Inc	12,978
4,393		Cytec Industries, Inc	225,888
100	*	Cytokinetics, Inc	1,025
2,028	*	Enzon, Inc	27,824
4,860		Ferro Corp	112,703
245	*	First Horizon Pharmaceutical	5,608
4,254	*	FMC Corp	205,468
1,530		Georgia Gulf Corp	76,194
5,949		Great Lakes Chemical Corp	169,487
1,879	*	Guilford Pharmaceuticals, Inc	9,301
3,411		H.B. Fuller Co	97,248
15,114	*	Human Genome Sciences, Inc	181,670
300	*	Indevus Pharmaceuticals, Inc	1,788
662	*	Inverness Medical Innovations, Inc	16,616
5		Kronos Worldwide, Inc	204
300	*	MannKind Corp	4,725
6,041	*	Medarex, Inc	65,122
2,469		Minerals Technologies, Inc	164,682
1,051		Nature's Sunshine Products, Inc	21,398
389	*	Neose Technologies, Inc	2,614
1,608	*	NewMarket Corp	31,999
200	*	NitroMed, Inc	5,330
700	*	NL Industries, Inc	15,470
1,386		Octel Corp	28,843

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

4,896		Olin Corp	$107,810
3,305	*	OM Group, Inc	107,148
2,864	*	Omnova Solutions, Inc	16,096
350	*	Pharmacopeia Drug Discovery, Inc	2,097
10,814	*	PolyOne Corp	97,975
7,707	*	Praecis Pharmaceuticals, Inc	14,643
639		Quaker Chemical Corp	15,873
800	*	Quidel Corp	4,064
17,006	*	Revlon, Inc (Class A)	39,114
816	*	Serologicals Corp	18,050
13,900	b*	Solutia, Inc	16,263
700		Stepan Co	17,052
4,394	*	Terra Industries, Inc	39,019
2,200	*	UAP Holding Corp	37,994
9,766		USEC, Inc	94,633
2,380		Valeant Pharmaceuticals International	62,713
4,569	*	Vertex Pharmaceuticals, Inc	48,294
3,213	*	Vicuron Pharmaceuticals, Inc	55,938
3,600		Wellman, Inc	38,484
1,850		West Pharmaceutical Services, Inc	46,306
1,000		Westlake Chemical Corp	33,400
7,921	b*	WR Grace & Co	107,805

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,270,149

COMMUNICATIONS - 1.77%
897	*	AirGate PCS, Inc	31,933
1,095		Alaska Communications Systems Group, Inc	9,450
887	*	Boston Communications Group	8,196
1,378	*	Centennial Communications Corp	10,928
31,679	*	Charter Communications, Inc (Class A)	70,961
28,539	*	Cincinnati Bell, Inc	118,437
1,245	*	Commonwealth Telephone Enterprises, Inc	61,827
832	*	Crown Media Holdings, Inc (Class A)	7,155
2,331		CT Communications, Inc	28,671
2,438	*	Cumulus Media, Inc (Class A)	36,765
1,400		D&E Communications, Inc	16,870
5,853	*	Dobson Communications Corp (Class A)	10,067
3,016	*	Emmis Communications Corp (Class A)	57,877
2,524	*	Entravision Communications Corp (Class A)	21,075
200	*	Fisher Communications, Inc	9,776
5,200	*	General Communication, Inc (Class A)	57,408
660		Golden Telecom, Inc	17,437
5,148		Gray Television, Inc	79,794
6,300	*	Infonet Services Corp (Class B)	12,726
100	*	InPhonic, Inc	2,748
2,632	*	Insight Communications Co, Inc	24,399
10,295	*	Internap Network Services Corp	9,574
1,400		Iowa Telecommunications Services, Inc	30,198
1,100	*	ITC Deltacom, Inc	1,881
1,858		Liberty Corp	81,678
3,156	*	Lin TV Corp (Class A)	60,280
300	*	Lodgenet Entertainment Corp	5,307
2,600	*	Mastec, Inc	26,286
3,824	*	Mediacom Communications Corp	23,900
2,800	*	Paxson Communications Corp	3,864
4,784	*	Price Communications Corp	88,935
9,000	*	Primus Telecommunications Group	28,620
2,600	b*	RCN Corp	49
2,100	*	Regent Communications, Inc	11,130

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

711		Shenandoah Telecom Co	$21,294
1,906		Sinclair Broadcast Group, Inc (Class A)	17,554
295		SureWest Communications	8,363
3,105	*	Talk America Holdings, Inc	20,555
8,545	*	Terremark Worldwide, Inc	5,469
5,700	*	Time Warner Telecom, Inc (Class A)	24,852
4,444	*	Triton PCS Holdings, Inc (Class A)	15,198
2,049	*	USA Mobility, Inc	72,350
1,100	f,v*	Wiltel Communications (Rts)	0
956	*	Young Broadcasting, Inc (Class A)	10,095

		TOTAL COMMUNICATIONS	1,261,932

DEPOSITORY INSTITUTIONS - 12.78%
1,402		1st Source Corp	35,765
1,200		ABC Bancorp	25,200
1,230	*	AmericanWest Bancorp	24,908
2,400		Anchor Bancorp Wisconsin, Inc	69,960
66		Associated Banc-Corp	2,192
421		Bancfirst Corp	33,251
9,069		Bancorpsouth, Inc	221,012
1,000		BancTrust Financial Group, Inc	24,610
9,264		Bank Mutual Corp	112,743
1,600		Bank of Granite Corp	33,440
4,486		BankAtlantic Bancorp, Inc (Class A)	89,271
3,114	*	BankUnited Financial Corp (Class A)	99,492
1,200		Banner Corp	37,428
500		Berkshire Hills Bancorp, Inc	18,575
2,752		Boston Private Financial Holdings, Inc	77,524
496		Bryn Mawr Bank Corp	10,907
957		Camden National Corp	37,715
900		Capital City Bank Group, Inc	37,620
644		Capital Corp of the West	30,269
1,610		Cathay General Bancorp	60,375
1,100	*	Central Coast Bancorp	25,399
3,196		Central Pacific Financial Corp	115,599
400		Century Bancorp, Inc (Class A)	11,800
2,913		Chemical Financial Corp	125,026
5,375		Chittenden Corp	154,424
5,156		Citizens Banking Corp	177,109
1,000		Citizens First Bancorp, Inc	24,180
900		City Bank	32,535
1,821		City Holding Co	65,993
1,031		Clifton Savings Bancorp, Inc	12,527
520		Columbia Bancorp	17,779
1,693		Columbia Banking System, Inc	42,308
1,644		Commercial Capital Bancorp, Inc	38,108
4,761		Commercial Federal Corp	141,449
3,206		Community Bank System, Inc	90,570
1,428		Community Trust Bancorp, Inc	46,210
1,900		Corus Bankshares, Inc	91,219
791		CVB Financial Corp	21,009
3,570		Dime Community Bancshares	63,939
2,078		Downey Financial Corp	118,446
800	*	EuroBancshares, Inc	16,800
600		Farmers Capital Bank Corp	24,720
1,129		Fidelity Bankshares, Inc	48,276
1,100		Financial Institutions, Inc	25,575
1,282		First Bancorp (North Carolina)	34,832
312		First Bancorp (Puerto Rico)	19,815
561		First Busey Corp (Class A)	11,708
3,414		First Charter Corp	89,344
707		First Citizens Bancshares, Inc (Class A)	104,813

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

8,120		First Commonwealth Financial Corp	$124,967
1,500		First Community Bancorp	64,050
1,112		First Community Bancshares, Inc	40,121
4,000		First Financial Bancorp	70,000
1,515		First Financial Bankshares, Inc	67,887
1,700		First Financial Corp (Indiana)	59,551
211		First Financial Holdings, Inc	6,908
2,215		First Merchants Corp	62,685
3,154		First Midwest Bancorp, Inc	114,459
5,622		First National Bankshares of Florida, Inc	134,366
900		First Oak Brook Bancshares, Inc	29,169
400		First of Long Island Corp	20,180
1,600		First Republic Bank	84,800
828		First State Bancorp	30,437
2,004	*	FirstFed Financial Corp	103,947
752		Flagstar Bancorp, Inc	16,995
1,950		Flushing Financial Corp	39,117
2,714		FNB Corp	55,257
800		FNB Corp (Virginia)	22,688
1,145	*	Franklin Bank Corp	20,896
1,219		Frontier Financial Corp	47,066
1,032		GB&T Bancshares, Inc	24,892
1,308		Glacier Bancorp, Inc	44,524
2,679		Gold Banc Corp, Inc	39,167
600		Great Southern Bancorp, Inc	21,000
3,200		Hancock Holding Co	107,072
131		Hanmi Financial Corp	4,708
2,022		Harbor Florida Bancshares, Inc	69,981
945		Heartland Financial U.S.A., Inc	19,004
1,265		Horizon Financial Corp	26,034
3,597		Hudson River Bancorp, Inc	71,185
779		IberiaBank Corp	51,694
824		Independent Bank Corp (Massachusetts)	27,810
1,137		Independent Bank Corp (Michigan)	33,917
1,892		Integra Bank Corp	43,724
1,200		Interchange Financial Services Corp	31,104
75		International Bancshares Corp	2,954
2,100		Irwin Financial Corp	59,619
700	*	Itla Capital Corp	41,153
548		K-Fed Bancorp	8,198
3,458		KNBT Bancorp, Inc	58,440
2,056		Lakeland Bancorp, Inc	36,083
700		Lakeland Financial Corp	27,790
911		Macatawa Bank Corp	29,416
3,290		MAF Bancorp, Inc	147,458
916		Main Street Banks, Inc	31,996
1,189		MainSource Financial Group, Inc	28,393
1,350		MB Financial, Inc	56,903
1,683		MBT Financial Corp	39,163
253		Mercantile Bank Corp	9,994
2,700		Mid-State Bancshares	77,355
914		Midwest Banc Holdings, Inc	19,989
100		NASB Financial, Inc	3,996
4,023		National Penn Bancshares, Inc	111,437
700		NBC Capital Corp	18,599
3,900		NBT Bancorp, Inc	100,308
5,348		NetBank, Inc	55,673
2,330		Northwest Bancorp, Inc	58,460
400		Oak Hill Financial, Inc	15,516
1,027		OceanFirst Financial Corp	25,316
7,843		Old National Bancorp	202,820
1,274		Omega Financial Corp	43,673
3,166		Pacific Capital Bancorp	107,612

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

998		Park National Corp	$135,229
3,654		Partners Trust Financial Group, Inc	42,569
1,000		Pennfed Financial Services, Inc	16,080
558		Pennrock Financial Services Corp	21,712
1,294		Peoples Bancorp, Inc	35,494
1,000		Peoples Holding Co	33,100
1,175		PFF Bancorp, Inc	54,438
500		Placer Sierra Bancshares	14,220
1,284		Provident Bancorp, Inc	16,936
3,899		Provident Bankshares Corp	141,807
534		Provident Financial Holdings	15,406
8,948		Provident Financial Services, Inc	173,323
487	*	QC Holdings, Inc	9,331
1,050		Republic Bancorp, Inc (Class A) (Kentucky)	26,985
8,363		Republic Bancorp, Inc (Michigan)	127,787
2,100	*	Riggs National Corp	44,646
595		Royal Bancshares of Pennsylvania (Class A)	16,077
2,745		S & T Bancorp, Inc	103,459
426		S.Y. Bancorp, Inc	10,267
660		Santander Bancorp	19,906
1,050		SCBT Financial Corp	35,249
680		Seacoast Banking Corp of Florida	15,130
503		Security Bank Corp	20,120
616	*	Signature Bank	19,934
672	*	Silicon Valley Bancshares	30,119
1,700		Simmons First National Corp (Class A)	49,215
1,362		Southern Community Financial Corp	14,097
1,213		Southside Bancshares, Inc	27,717
598		Southwest Bancorp of Texas, Inc	13,927
1,200		Southwest Bancorp, Inc	29,376
743		State Bancorp, Inc	20,433
745		State Financial Services Corp (Class A)	22,425
930		Sterling Bancorp	26,273
5,084		Sterling Bancshares, Inc	72,549
1,821		Sterling Financial Corp (Pennsylvania)	52,208
2,742	*	Sterling Financial Corp (Spokane)	107,651
1,145	*	Sun Bancorp, Inc (New Jersey)	28,602
400		Taylor Capital Group, Inc	13,400
506		Texas Capital Bancshares, Inc	10,940
2,341		Texas Regional Bancshares, Inc (Class A)	76,504
2,122		TierOne Corp	52,732
1,100		Trico Bancshares	25,740
5,591		Trustmark Corp	173,712
1,284		U.S.B. Holding Co, Inc	31,972
1,793		UMB Financial Corp	101,591
5,256		Umpqua Holdings Corp	132,504
1,000		Union Bankshares Corp	38,430
4,385		United Bankshares, Inc	167,288
1,061		United Community Banks, Inc	28,573
3,120		United Community Financial Corp	34,944
2,566		Unizan Financial Corp	67,614
802		Virginia Financial Group, Inc	29,401
1,455		Washington Trust Bancorp, Inc	42,646
2,123		Wesbanco, Inc	67,872
1,751		West Coast Bancorp	44,493
1,512		Westamerica Bancorp	88,165
559	*	Western Sierra Bancorp	21,440
686		WSFS Financial Corp	41,380
1,000		Yardville National Bancorp	34,260

		TOTAL DEPOSITORY INSTITUTIONS	9,092,843

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

EATING AND DRINKING PLACES - 1.30%
4,135		Bob Evans Farms, Inc	$108,089
378	*	California Pizza Kitchen, Inc	8,694
4,667		CBRL Group, Inc	195,314
1,200	*	Dave & Buster's, Inc	24,240
1,200		Domino's Pizza, Inc	21,360
2,528		IHOP Corp	105,898
4,289	*	Jack In The Box, Inc	158,135
2,513		Landry's Restaurants, Inc	73,028
1,800		Lone Star Steakhouse & Saloon, Inc	50,400
2,337	*	O'Charley's, Inc	45,688
687	*	Papa John's International, Inc	23,660
4,929	*	Ryan's Restaurant Group, Inc	76,005
400	*	Texas Roadhouse, Inc (Class A)	11,820
400	*	The Steak N Shake Co	8,032
900		Triarc Cos (Class A)	11,700

		TOTAL EATING AND DRINKING PLACES	922,063

EDUCATIONAL SERVICES - 0.01%
700	*	Princeton Review, Inc	4,305

		TOTAL EDUCATIONAL SERVICES	4,305

ELECTRIC, GAS, AND SANITARY SERVICES - 6.20%
1,934		American States Water Co	50,284
27,800	*	Aquila, Inc	102,582
9,048		Atmos Energy Corp	247,463
5,640		Avista Corp	99,659
3,845		Black Hills Corp	117,965
2,100		California Water Service Group	79,065
51,206	*	Calpine Corp	201,752
1,500		Cascade Natural Gas Corp	31,800
1,400		Central Vermont Public Service Corp	32,564
1,900		CH Energy Group, Inc	91,295
5,600		Cleco Corp	113,456
23,070	*	CMS Energy Corp	241,082
1,026		Connecticut Water Service, Inc	27,179
8,213		Duquesne Light Holdings, Inc	154,815
5,595	*	El Paso Electric Co	105,969
3,275		Empire District Electric Co	74,277
4,307		Energen Corp	253,898
800		EnergySouth, Inc	22,432
4,473		Idacorp, Inc	136,740
2,400		Laclede Group, Inc	74,760
2,198		MGE Energy, Inc	79,194
1,124		Middlesex Water Co	21,289
3,327		New Jersey Resources Corp	144,192
4,943		Nicor, Inc	182,594
3,367		Northwest Natural Gas Co	113,603
2,942		Otter Tail Corp	75,109
4,458		Peoples Energy Corp	195,929
8,606		Piedmont Natural Gas Co, Inc	200,003
7,074		PNM Resources, Inc	178,901
922		Resource America, Inc (Class A)	29,965
13,657	*	Sierra Pacific Resources	143,399
800		SJW Corp	29,120

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

1,700		South Jersey Industries, Inc	$89,352
7,785	*	Southern Union Co	186,684
4,100		Southwest Gas Corp	104,140
2,100		Southwest Water Co	28,245
1,500		UIL Holdings Corp	76,950
4,100		Unisource Energy Corp	98,851
5,725		WGL Holdings, Inc	176,559

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,413,116

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.74%
406	*	Actel Corp	7,121
500	*	Aeroflex, Inc	6,060
2,529	*	Alliance Semiconductor Corp	9,357
917	*	Anaren Microwave, Inc	11,884
2,500	*	Applica, Inc	15,125
2,195	*	Arris Group, Inc	15,453
1,790	*	Artesyn Technologies, Inc	20,227
2,386	*	Benchmark Electronics, Inc	81,363
312	*	Bookham, Inc	1,510
250	*	Brillian Corp	863
5,432	*	Broadwing Corp	49,486
2,947		C&D Technologies, Inc	50,217
2,500	*	Capstone Turbine Corp	4,575
630	*	Catapult Communications Corp	15,221
1,940	*	C-COR, Inc	18,042
375	*	Celestica, Inc (U.S.)	5,291
605	*	Ceradyne, Inc	34,612
4,316	*	Checkpoint Systems, Inc	77,904
300	*	Color Kinetics, Inc	5,274
427	*	Comtech Telecommunications	16,059
2,600		CTS Corp	34,554
1,781		Cubic Corp	44,828
1,482	*	DDi Corp	4,713
808	*	Dupont Photomasks, Inc	21,339
21,744	*	Eagle Broadband, Inc	14,351
3,200	*	Electro Scientific Industries, Inc	63,232
340	*	EMS Technologies, Inc	5,651
1,000	*	EnerSys	15,250
563	*	Entegris, Inc	5,602
513	*	ESS Technology, Inc	3,647
3,228	*	Exar Corp	45,805
2,319	*	Finisar Corp	5,287
1,810	*	Genesis Microchip, Inc	29,358
1,445	*	Genlyte Group, Inc	123,808
9,220	*	GrafTech International Ltd	87,221
3,103	*	Hutchinson Technology, Inc	107,271
2,424	*	Integrated Device Technology, Inc	28,021
3,527	*	Integrated Silicon Solution, Inc	28,921
300	*	IXYS Corp	3,096
10,172	*	Kemet Corp	91,039
6,885	*	Lattice Semiconductor Corp	39,245
300	*	Littelfuse, Inc	10,248
2,250		LSI Industries, Inc	25,763
2,658	*	Magnetek, Inc	18,340
13,680	*	McData Corp (Class A)	81,533
1,139	*	Merix Corp	13,121
4,200		Methode Electronics, Inc	53,970
403	*	Microtune, Inc	2,462
300	*	Monolithic System Technology, Inc	1,869
3,062	*	Moog, Inc (Class A)	138,862
11,515	*	MRV Communications, Inc	42,260
100	*	Multi-Fineline Electronix, Inc	1,824

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

600		National Presto Industries, Inc	$27,300
1,200	*	ON Semiconductor Corp	5,448
5,500	*	Oplink Communications, Inc	10,835
800	*	Optical Communication Products, Inc	2,000
604	*	OSI Systems, Inc	13,717
2,100		Park Electrochemical Corp	45,528
1,067	*	Pericom Semiconductor Corp	10,062
2,553	*	Photronics, Inc	42,125
2,849	*	Plexus Corp	37,065
200	*	Portalplayer, Inc	4,936
900	*	Powell Industries, Inc	16,641
3,791	*	Power-One, Inc	33,816
6,567	*	Powerwave Technologies, Inc	55,688
258	*	Rayovac Corp	7,884
20	b*	Read-Rite Corp	0
2,576		Regal-Beloit Corp	73,674
2,800	*	Remec, Inc	20,188
949	*	SBS Technologies, Inc	13,248
1,932	*	Skyworks Solutions, Inc	18,219
2,000		Smith (A.O.) Corp	59,880
1,099	*	Standard Microsystems Corp	19,595
1,756	*	Stoneridge, Inc	26,568
17	*	Supertex, Inc	369
20,334	*	Sycamore Networks, Inc	82,556
878	*	Symmetricom, Inc	8,525
4,055	*	Technitrol, Inc	73,801
6,889	*	Thomas & Betts Corp	211,837
6,900	*	Triquint Semiconductor, Inc	30,705
4,500		Turnstone Systems, Inc	63
427	*	Ulticom, Inc	6,845
4,100	*	Valence Technology, Inc	12,751
200	*	Volterra Semiconductor Corp	4,431
211	*	Wilson Greatbatch Technologies, Inc	4,731
1,274		Woodhead Industries, Inc	20,422
7,424	*	Zhone Technologies, Inc	19,228

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,658,816

ENGINEERING AND MANAGEMENT SERVICES - 1.41%
3,100	*	Accelrys, Inc	24,180
8,495	*	Applera Corp (Celera Genomics Group)	116,806
7,987	*	Century Business Services, Inc	34,823
1,700	*	Cornell Cos, Inc	25,806
2,016	*	Corrections Corp of America	81,547
2,100	*	CuraGen Corp	15,036
658	*	Exponent, Inc	18,088
100	*	Forrester Research, Inc	1,794
4,188	*	FTI Consulting, Inc	88,241
300	*	Huron Consulting Group, Inc	6,660
4,165	*	Incyte Corp	41,608
630	*	Infrasource Services, Inc	8,190
400		Landauer, Inc	18,280
2,165	*	MAXIMUS, Inc	67,375
2,700	*	Maxygen, Inc	34,533
7,072	*	Oscient Pharmaceuticals Corp	25,813
900	*	Parexel International Corp	18,270
4,600	*	PRG-Schultz International, Inc	23,138
1,908	*	Seattle Genetics, Inc	12,459

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

2,000	*	Sourcecorp	$38,220
1,125	*	Tetra Tech, Inc	18,833
254	*	Transkaryotic Therapies, Inc	6,449
400	*	TRC Cos, Inc	6,800
3,618	*	URS Corp	116,138
2,958	*	Washington Group International, Inc	122,018
1,231		Watson Wyatt & Co Holdings	33,175

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,004,280

FABRICATED METAL PRODUCTS - 1.26%
1,700		CIRCOR International, Inc	39,372
3,259		Commercial Metals Co	164,775
700	*	Commercial Vehicle Group, Inc	15,281
8,805	*	Crown Holdings, Inc	120,981
2,688	*	Griffon Corp	72,576
202		Gulf Island Fabrication, Inc	4,410
7,989	*	Jacuzzi Brands, Inc	69,504
745	*	Mobile Mini, Inc	24,615
892	*	NCI Building Systems, Inc	33,450
7,600	*	Shaw Group, Inc	135,660
584		Silgan Holdings, Inc	35,601
160		Sturm Ruger & Co, Inc	1,445
7,300	*	Tower Automotive, Inc	17,447
1,800		Valmont Industries, Inc	45,198
1,331	*	Water Pik Technologies, Inc	23,599
2,908		Watts Water Technologies, Inc (Class A)	93,754

		TOTAL FABRICATED METAL PRODUCTS	897,668

FISHING, HUNTING, AND TRAPPING - 0.01%
900	*	Omega Protein Corp	7,740

		TOTAL FISHING, HUNTING, AND TRAPPING	7,740

FOOD AND KINDRED PRODUCTS - 1.65%
1,869		American Italian Pasta Co (Class A)	43,454
300	*	Boston Beer Co, Inc (Class A)	6,381
734		Cal-Maine Foods, Inc	8,874
224		Coca-Cola Bottling Co Consolidated	12,781
4,292		Corn Products International, Inc	229,880
777		Farmer Brothers Co	18,834
4,200		Flowers Foods, Inc	132,636
1,100	*	Gold Kist, Inc	14,982
5,984	*	Hercules, Inc	88,862
5,376	*	Interstate Bakeries Corp	34,406
796		J & J Snack Foods Corp	39,028
2,920		Lancaster Colony Corp	125,180
2,896		Lance, Inc	55,111
1,400	*	M&F Worldwide Corp	19,068
300		MGP Ingredients, Inc	2,592
200		National Beverage Corp	1,664
3,555		Ralcorp Holdings, Inc	149,061
530		Sanderson Farms, Inc	22,938
5,390		Sensient Technologies Corp	129,306
4,107		Topps Co, Inc	40,043

		TOTAL FOOD AND KINDRED PRODUCTS	1,175,081

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

FOOD STORES - 0.36%
70		Arden Group, Inc (Class A)	$7,033
1,913	*	Great Atlantic & Pacific Tea Co, Inc	19,608
1,200		Ingles Markets, Inc (Class A)	14,868
406	*	Pantry, Inc	12,217
3,600	*	Pathmark Stores, Inc	20,916
3,893		Ruddick Corp	84,439
1,326		Weis Markets, Inc	51,144
9,615	*	Winn-Dixie Stores, Inc	43,748

		TOTAL FOOD STORES	253,973

FURNITURE AND FIXTURES - 0.61%
1,100		Bassett Furniture Industries, Inc	21,588
2,087		Ethan Allen Interiors, Inc	83,522
4,976		Furniture Brands International, Inc	124,649
518		Hooker Furniture Corp	11,759
5,100	*	Interface, Inc (Class A)	50,847
2,500		Kimball International, Inc (Class B)	37,025
6,391		La-Z-Boy, Inc	98,230
145		Stanley Furniture Co, Inc	6,518

		TOTAL FURNITURE AND FIXTURES	434,138

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
300	*	Design Within Reach, Inc	4,365
283	*	Electronics Boutique Holdings Corp	12,152
3,600	*	GameStop Corp (Class B)	80,676
2,100		Haverty Furniture Cos, Inc	38,850
4,372	*	Linens 'n Things, Inc	108,426
1,929	*	The Bombay Co, Inc	10,667
2,564	*	Trans World Entertainment Corp	31,973

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	287,109

GENERAL BUILDING CONTRACTORS - 0.85%
1,609		Beazer Homes U.S.A., Inc	235,252
326		Brookfield Homes Corp	11,051
500	*	Dominion Homes, Inc	12,612
1,359		M/I Homes, Inc	74,894
152	*	Meritage Homes Corp	17,130
600	*	Palm Harbor Homes, Inc	10,128
683	*	Perini Corp	11,399
908		Technical Olympic U.S.A., Inc	23,045
2,700		Walter Industries, Inc	91,071
3,918	*	WCI Communities, Inc	115,189

		TOTAL GENERAL BUILDING CONTRACTORS	601,771

GENERAL MERCHANDISE STORES - 0.19%
252		Bon-Ton Stores, Inc	3,969
3,137		Casey's General Stores, Inc	56,937
200	*	Conn's, Inc	3,364
818	*	Retail Ventures, Inc	5,808
3,600	*	ShopKo Stores, Inc	67,248

		TOTAL GENERAL MERCHANDISE STORES	137,326

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

HEALTH SERVICES - 1.06%
1,000	*	Beverly Enterprises, Inc	$9,150
2,222	*	Cross Country Healthcare, Inc	40,174
3,349	*	First Health Group Corp	62,660
2,281	*	Genesis HealthCare Corp	79,903
400	*	Gentiva Health Services, Inc	6,688
4,927		Hooper Holmes, Inc	29,168
400	b*	Impath, Inc	1,824
3,100	*	Kindred Healthcare, Inc	92,845
2,434	*	Magellan Health Services, Inc	83,145
314	*	Matria Healthcare, Inc	12,268
667	*	Medcath Corp	16,435
200		National Healthcare Corp	7,060
5,064	*	OCA, Inc	32,156
600		Option Care, Inc	10,314
200	*	Pediatrix Medical Group, Inc	12,810
5,400	*	Province Healthcare Co	120,690
200	*	Radiation Therapy Services, Inc	3,400
1,600	*	RehabCare Group, Inc	44,784
300	*	Specialty Laboratories, Inc	3,312
1,829	*	Sunrise Senior Living, Inc	84,792

		TOTAL HEALTH SERVICES	753,578

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.22%
3,949		Granite Construction, Inc	105,043
2,171	*	Insituform Technologies, Inc (Class A)	49,217

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	154,260

HOLDING AND OTHER INVESTMENT OFFICES - 15.49%
1,500	*	4Kids Entertainment, Inc	31,530
4,000		Aames Investment Corp	42,800
3,026		Acadia Realty Trust	49,324
2,793		Affordable Residential Communities	40,080
1,517		Alabama National Bancorp	97,847
2,047		Alexandria Real Estate Equities, Inc	152,338
3,036		Amcore Financial, Inc	97,698
1,400		American Campus Communities, Inc	31,486
13,062		American Financial Realty Trust	211,343
2,296		American Home Mortgage Investment Corp	78,638
3,000		AMLI Residential Properties Trust	96,000
6,215		Anthracite Capital, Inc	76,817
4,981		Anworth Mortgage Asset Corp	53,347
7,198		Apollo Investment Corp	108,690
757		Arbor Realty Trust, Inc	18,577
2,116		Ashford Hospitality Trust, Inc	23,001
601	*	Bancorp, Inc	9,616
1,600		Bedford Property Investors	45,456
1,500		Bimini Mortgage Management, Inc (Class A)	24,090
3,500		BioMed Realty Trust, Inc	77,735
5,699		Brandywine Realty Trust	167,494
6,988		Brookline Bancorp, Inc	114,044
3,956		Capital Automotive REIT	140,537
2,635		Capital Lease Funding, Inc	32,938
106		Capital Southwest Corp	8,323
1,433		Capital Trust, Inc	44,007

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

500		Capitol Bancorp Ltd	$17,610
1,982		Capstead Mortgage Corp	20,890
6,367		CarrAmerica Realty Corp	210,111
1,915		Cedar Shopping Centers, Inc	27,385
177		Cherokee, Inc	6,245
500		Cohen & Steers, Inc	8,125
2,200		Colonial Properties Trust	86,394
6,220		Commercial Net Lease Realty, Inc	128,132
1,179		Community Banks, Inc	33,201
6,027	*	Cornerstone Realty Income Trust, Inc	60,149
4,431		Corporate Office Properties Trust	130,050
1,300		Correctional Properties Trust	37,544
2,704		Cousins Properties, Inc	81,850
3,200		CRT Properties, Inc	76,352
2,500		Eastgroup Properties, Inc	95,800
323	*	Enstar Group, Inc	20,188
3,052		Entertainment Properties Trust	135,967
6,113		Equity Inns, Inc	71,767
1,000		Equity Lifestyle Properties, Inc	35,750
1,562		Equity One, Inc	37,066
2,135		Essex Property Trust, Inc	178,913
2,300		Extra Space Storage, Inc	30,659
5,746	*	FelCor Lodging Trust, Inc	84,179
1,407		First Indiana Corp	31,672
4,907		First Industrial Realty Trust, Inc	199,862
10,102		First Niagara Financial Group, Inc	140,923
1,600		First Place Financial Corp	35,824
3,531		Gables Residential Trust	126,374
748		German American Bancorp	12,043
1,180		Gladstone Capital Corp	27,966
3,311		Glenborough Realty Trust, Inc	70,458
2,509		Glimcher Realty Trust	69,524
1,100		Global Signal, Inc	30,294
2,248		Government Properties Trust, Inc	22,165
1,100		Gramercy Capital Corp	22,660
5,352		Greater Bay Bancorp	149,214
5,506		Healthcare Realty Trust, Inc	224,094
3,199		Heritage Property Investment Trust	102,656
3,832		Highland Hospitality Corp	43,072
6,301		Highwoods Properties, Inc	174,538
3,864		Home Properties, Inc	166,152
3,800		HomeBanc Corp	36,784
8,831		IMPAC Mortgage Holdings, Inc	200,199
3,700		Innkeepers U.S.A. Trust	52,540
4,599		Investors Real Estate Trust	48,244
5,122		iShares Russell 2000 Value Index Fund	988,341
3,300		Kilroy Realty Corp	141,075
1,900		Kite Realty Group Trust	29,032
2,900		Kramont Realty Trust	67,860
21,800	*	La Quinta Corp	198,162
3,300		LaSalle Hotel Properties	105,039
5,700		Lexington Corporate Properties Trust	128,706
1,800		LTC Properties, Inc	35,838
4,119		Luminent Mortgage Capital, Inc	49,016
4,050		Maguire Properties, Inc	111,213
10,400	*	Meristar Hospitality Corp	86,840
9,640		MFA Mortgage Investments, Inc	85,025

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

2,116		Mid-America Apartment Communities, Inc	$87,222
2,000		Mission West Properties, Inc	21,280
500		MortgageIT Holdings, Inc	8,975
2,604		National Health Investors, Inc	75,985
7,699		Nationwide Health Properties, Inc	182,851
922		New Century Financial Corp	58,925
4,287		Newcastle Investment Corp	136,241
2,868		Novastar Financial, Inc	141,966
5,211		Omega Healthcare Investors, Inc	61,490
845		Oriental Financial Group, Inc	23,922
833		Origen Financial, Inc	6,231
1,300		Parkway Properties, Inc	65,975
3,734		Pennsylvania Real Estate Investment Trust	159,815
4,680		Post Properties, Inc	163,332
5,234		Prentiss Properties Trust	199,939
2,009		Prosperity Bancshares, Inc	58,683
1,900		PS Business Parks, Inc	85,690
2,900		RAIT Investment Trust	81,113
1,700		Ramco-Gershenson Properties	54,825
4,721		Realty Income Corp	238,788
2,009		Redwood Trust, Inc	124,739
1,293		Sandy Spring Bancorp, Inc	49,561
1,322		Saul Centers, Inc	50,567
5,500		Saxon Capital, Inc	131,945
6,400		Senior Housing Properties Trust	121,216
1,804		Sovran Self Storage, Inc	76,021
2,300		Strategic Hotel Capital, Inc	37,950
3,400		Summit Properties, Inc	110,704
1,825		Sun Communities, Inc	73,456
2,500		Sunstone Hotel Investors, Inc	51,950
5,471		Susquehanna Bancshares, Inc	136,501
2,062		Tanger Factory Outlet Centers, Inc	54,561
977	*	Tarragon Realty Investors, Inc	17,439
3,105		Taubman Centers, Inc	92,995
870		Tompkins Trustco, Inc	46,536
2,600		U.S. Restaurant Properties, Inc	46,956
1,400		Universal Health Realty Income Trust	44,982
2,500		Urstadt Biddle Properties, Inc (Class A)	42,625
2,900		U-Store-It Trust	50,315
2,982		Washington Real Estate Investment Trust	101,000
3,502		Waypoint Financial Corp	99,282
419		Westfield Financial, Inc	10,819
2,800		Winston Hotels, Inc	33,068

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	11,019,924

HOTELS AND OTHER LODGING PLACES - 0.33%
430		Ameristar Casinos, Inc	18,537
1,261	*	Bluegreen Corp	25,006
446	*	Empire Resorts, Inc	4,973
2,200		Marcus Corp	55,308
4,300	*	Pinnacle Entertainment, Inc	85,054
2,200	*	Vail Resorts, Inc	49,324

		TOTAL HOTELS AND OTHER LODGING PLACES	238,202

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.05%
200	*	Aaon, Inc	3,214
12,650	*	Adaptec, Inc	96,014

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

4,352	*	Advanced Digital Information Corp	$43,607
3,100		Albany International Corp (Class A)	108,996
1,187	*	Astec Industries, Inc	20,428
2,258	*	Axcelis Technologies, Inc	18,358
1,906		Black Box Corp	91,526
100	*	Blount International, Inc	1,742
600		Bucyrus International, Inc (Class A)	24,384
1,200		Cascade Corp	47,940
900	*	Dril-Quip, Inc	21,834
2,109	*	Electronics For Imaging, Inc	36,718
7,115	*	Emulex Corp	119,817
2,415	*	EnPro Industries, Inc	71,412
2,914	*	Esterline Technologies Corp	95,142
600	*	Flanders Corp	5,760
6,298	*	Flowserve Corp	173,447
900	*	FSI International, Inc	4,203
2,361	*	Gardner Denver, Inc	85,681
18,713	*	Gateway, Inc	112,465
3,500	*	Global Power Equipment Group, Inc	34,440
1,000		Gorman-Rupp Co	23,000
589	*	Hydril	26,805
1,800	*	Hypercom Corp	10,656
2,850		IDEX Corp	115,425
4,600	*	InFocus Corp	42,136
2,244	*	Iomega Corp	12,432
3,491		JLG Industries, Inc	68,528
2,950		Joy Global, Inc	128,119
926	*	Kadant, Inc	18,983
1,986		Kaydon Corp	65,578
4,300		Kennametal, Inc	214,011
2,750	*	Komag, Inc	51,645
4,710		Lennox International, Inc	95,849
200		Lindsay Manufacturing Co	5,176
800		Lufkin Industries, Inc	31,926
3,050	*	Milacron, Inc	10,340
2,700		Modine Manufacturing Co	91,179
400		Nacco Industries, Inc (Class A)	42,160
2,284	*	Oil States International, Inc	44,058
400	*	Overland Storage, Inc	6,676
4,863	*	PalmOne, Inc	153,428
3,414	*	Paxar Corp	75,688
1,354	*	Planar Systems, Inc	15,205
12,100	*	Quantum Corp	31,702
1,400		Robbins & Myers, Inc	33,362
1,006		Sauer-Danfoss, Inc	21,941
30,100	*	Silicon Graphics, Inc	52,073
1,120	*	Simpletech, Inc	5,152
1,500		Standex International Corp	42,735
3,300		Stewart & Stevenson Services, Inc	66,759
1,920		Tecumseh Products Co (Class A)	91,776
818		Tennant Co	32,434
4,245	*	Terex Corp	202,274
1,637		Thomas Industries, Inc	65,349
355	*	Ultratech, Inc	6,692
5,134	*	UNOVA, Inc	129,839
100	*	Veeco Instruments, Inc	2,107
1,128		Woodward Governor Co	80,776
4,600		York International Corp	158,884

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,589,986

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 2.28%
567		Analogic Corp	$25,396
200		Animas Corp	3,126
1,312		Bio-Rad Laboratories, Inc (Class A)	75,269
3,216		Cardiac Science, Inc	6,882
1,890		Coherent, Inc	57,532
2,500		Cohu, Inc	46,400
3,476		Conmed Corp	98,788
652		Credence Systems Corp	5,966
1,450		Datascope Corp	57,551
300		DJ Orthopedics, Inc	6,426
2,199		DRS Technologies, Inc	93,919
533		EDO Corp	16,923
700		ESCO Technologies, Inc	53,655
769		E-Z-Em-Inc	11,227
351		FEI Co	7,371
923		Haemonetics Corp	33,422
2,700		Hanger Orthopedic Group, Inc	21,870
950		Herley Industries, Inc	19,323
1,730		Hologic, Inc	47,523
429		Intuitive Surgical, Inc	17,169
2,988		Invacare Corp	138,225
2,170		Ionics, Inc	94,048
891		LeCroy Corp	20,796
515		Mentor Corp	17,376
600		MKS Instruments, Inc	11,130
356		Molecular Devices Corp	7,156
1,700		Movado Group, Inc	31,705
2,409		MTS Systems Corp	81,448
2,544		Newport Corp	35,870
521		Ocular Sciences, Inc	25,534
3,783		Pinnacle Systems, Inc	23,076
1,800		Rofin-Sinar Technologies, Inc	76,410
200		Rudolph Technologies, Inc	3,434
100		Sirf Technology Holdings, Inc	1,272
3,700		Sola International, Inc	101,898
1,132		Steris Corp	26,851
1,375		Sybron Dental Specialties, Inc	48,648
700		Sypris Solutions, Inc	10,717
968	*	Techne Corp	37,655
96		Tektronix, Inc	2,900
3,634	*	Viasys Healthcare, Inc	69,046
600		Vital Signs, Inc	23,352
385	*	Zoll Medical Corp	13,244
1,189	*	Zygo Corp	14,018

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,621,547

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
1,700	*	Clark, Inc	26,384
1,400		Crawford & Co (Class B)	10,500
848		Hilb, Rogal & Hamilton Co	30,732
435	*	USI Holdings Corp	5,033

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	72,649

INSURANCE CARRIERS - 4.00%
2,480		21st Century Insurance Group	33,728
1,000		Affirmative Insurance Holdings, Inc	16,840
4,000		Alfa Corp	60,740
2,193		American Equity Investment Life Holding Co	23,619

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

1,000	*	American Physicians Capital, Inc	$36,020
531	*	AMERIGROUP Corp	40,175
4,480		AmerUs Group Co	202,944
2,725	*	Argonaut Group, Inc	57,579
1,000		Baldwin & Lyons, Inc (Class B)	26,790
331		Bristol West Holdings, Inc	6,620
3,381	*	Ceres Group, Inc	17,446
3,548	*	Citizens, Inc	22,601
2,000	*	CNA Surety Corp	26,700
2,600		Commerce Group, Inc	158,704
2,881		Delphi Financial Group, Inc (Class A)	132,958
700		Donegal Group, Inc	16,051
700		EMC Insurance Group, Inc	15,148
1,400		FBL Financial Group, Inc (Class A)	39,970
897	*	FPIC Insurance Group, Inc	31,736
700		Great American Financial Resources, Inc	12,159
1,556		Harleysville Group, Inc	37,142
4,900		Horace Mann Educators Corp	93,492
520		Independence Holding Co	9,594
2,302		Infinity Property & Casualty Corp	81,030
500		Kansas City Life Insurance Co	23,650
2,105		Landamerica Financial Group, Inc	113,523
1,000		Midland Co	31,270
200	*	Molina Healthcare, Inc	9,276
255	*	National Western Life Insurance Co (Class A)	42,486
944	*	Navigators Group, Inc	28,424
300		NYMAGIC, Inc	7,590
7,100	*	Ohio Casualty Corp	164,791
1,300		Penn-America Group, Inc	19,630
1,795	*	Philadelphia Consolidated Holding Corp	118,721
11,018		Phoenix Cos, Inc	137,725
900	*	Pico Holdings, Inc	18,693
3,000	*	PMA Capital Corp (Class A)	31,050
2,481		Presidential Life Corp	42,078
3,022	*	ProAssurance Corp	118,190
2,400		RLI Corp	99,768
1,226		Safety Insurance Group, Inc	38,190
3,050		Selective Insurance Group, Inc	134,932
830		State Auto Financial Corp	21,456
2,100		Stewart Information Services Corp	87,465
1,500		Tower Group, Inc	18,000
1,100	*	Triad Guaranty, Inc	66,528
4,397		UICI	149,058
1,800		United Fire & Casualty Co	60,678
3,100	*	Universal American Financial Corp	47,957
1,004	*	Vesta Insurance Group, Inc	3,695
200	*	WellCare Health Plans, Inc	6,500
100		Zenith National Insurance Corp	4,984

		TOTAL INSURANCE CARRIERS	2,846,094

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
1,003	*	Geo Group, Inc	26,660

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	26,660

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.31%
2,200		Brown Shoe Co, Inc	$65,626
1,300	*	Steven Madden Ltd	24,518
275		Weyco Group, Inc	12,180
3,756		Wolverine World Wide, Inc	118,014

		TOTAL LEATHER AND LEATHER PRODUCTS	220,338

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.36%
11,984	*	Laidlaw International, Inc	256,458

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	256,458

LUMBER AND WOOD PRODUCTS - 0.27%
954		American Woodmark Corp	41,671
939		Deltic Timber Corp	39,861
800		Skyline Corp	32,640
1,729		Universal Forest Products, Inc	75,039

		TOTAL LUMBER AND WOOD PRODUCTS	189,211

METAL MINING - 0.19%
522		Cleveland-Cliffs, Inc	54,215
7,100	*	Hecla Mining Co	41,393
3,735	*	Stillwater Mining Co	42,056

		TOTAL METAL MINING	137,664

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
2,554		Blyth, Inc	75,496
7,600		Callaway Golf Co	102,600
3,127	*	Jakks Pacific, Inc	69,138
4,328	*	K2, Inc	68,729
300	*	Leapfrog Enterprises, Inc	4,080
3,288		Nautilus Group, Inc	79,471
1,900	*	Oneida Ltd	5,814
1,100		Penn Engineering & Manufacturing Corp	19,910
949	*	RC2 Corp	30,937
900		Russ Berrie & Co, Inc	20,556
731	*	Steinway Musical Instruments, Inc	21,155

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	497,886

MISCELLANEOUS RETAIL - 0.70%
4,338	*	Alloy, Inc	35,008
900		Blair Corp	32,094
187	*	Blue Nile, Inc	5,165
500	*	Build-A-Bear Workshop, Inc	17,575
1,261		Cash America International, Inc	37,490
2,700	*	Friedman's, Inc (Class A)	3,483
2,171		Hancock Fabrics, Inc	22,513
3,547		Longs Drug Stores Corp	97,791
600	*	PC Connection, Inc	5,712
909	*	Priceline.com, Inc	21,443
1,549	*	Sports Authority, Inc	39,887
1,300	*	Systemax, Inc	9,542
652	*	Valuevision International, Inc (Class A)	9,069
5,488	*	Zale Corp	163,927

		TOTAL MISCELLANEOUS RETAIL	500,699

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

MOTION PICTURES - 0.21%
1,027		Carmike Cinemas, Inc	$37,486
4,079	*	Hollywood Entertainment Corp	53,394
2,580		Movie Gallery, Inc	49,201
1,502	*	Reading International, Inc	12,557

		TOTAL MOTION PICTURES	152,638

NONDEPOSITORY INSTITUTIONS - 0.74%
300		Advanta Corp (Class A)	6,786
2,152		Advanta Corp (Class B)	52,229
100		Asta Funding, Inc	2,684
1,427		Beverly Hills Bancorp, Inc	14,413
5,199		CharterMac	127,064
800	*	Collegiate Funding Services LLC	11,272
2,156	*	CompuCredit Corp	58,945
984	*	Credit Acceptance Corp	25,043
1,700	b*	DVI, Inc	2
905		Federal Agricultural Mortgage Corp (Class C)	21,087
1,979		Financial Federal Corp	77,577
4,000		MCG Capital Corp	68,520
3,700	*	Metris Cos, Inc	47,175
859	*	NGP Capital Resources Co	13,203

		TOTAL NONDEPOSITORY INSTITUTIONS	526,000

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
2,175		Amcol International Corp	43,696
1,756		Compass Minerals International, Inc	42,548

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	86,244

OIL AND GAS EXTRACTION - 4.22%
1,555		Berry Petroleum Co (Class A)	74,174
2,367		Cabot Oil & Gas Corp (Class A)	104,740
529	*	Callon Petroleum Co	7,649
4,887	*	Cimarex Energy Co	185,217
100	*	Clayton Williams Energy, Inc	2,290
519	*	Comstock Resources, Inc	11,444
400	*	Edge Petroleum Corp	5,832
2,647	*	Encore Acquisition Co	92,407
2,800	*	Energy Partners Ltd	56,756
5,668	*	Forest Oil Corp	179,789
9,400	*	Global Industries Ltd	77,926
8,934	*	Hanover Compressor Co	126,237
4,386	*	Harvest Natural Resources, Inc	75,746
2,622		Helmerich & Payne, Inc	89,253
1,500	*	Houston Exploration Co	84,465
15,152	*	Key Energy Services, Inc	178,794
3,854	*	Magnum Hunter Resources, Inc	49,717
1,100	*	McMoRan Exploration Co	20,570
7,200	*	Meridian Resource Corp	43,560
3,939	*	Newpark Resources, Inc	20,286
2,892	*	Oceaneering International, Inc	107,929
11,300	*	Parker Drilling Co	44,409
800	v*	PetroCorp, Inc (Escrow)	0

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

7,309	*	Plains Exploration & Production Co	$190,034
4,182		Range Resources Corp	85,564
272	*	Remington Oil & Gas Corp	7,412
1,153		RPC, Inc	28,963
2,198	*	Seacor Smit, Inc	117,373
3,275	*	Southwestern Energy Co	166,010
1,710	*	Spinnaker Exploration Co	59,970
3,281		St. Mary Land & Exploration Co	136,949
2,174	*	Stone Energy Corp	98,026
2,848	*	Superior Energy Services, Inc	43,888
3,200	*	Swift Energy Co	92,608
1,372	*	Syntroleum Corp	11,017
1,312	*	Todco	24,167
2,300	*	Transmontaigne, Inc	14,099
2,800	*	Veritas DGC, Inc	62,748
5,922		Vintage Petroleum, Inc	134,370
2,046	*	W-H Energy Services, Inc	45,749
1,468	*	Whiting Petroleum Corp	44,407

		TOTAL OIL AND GAS EXTRACTION	3,002,544

PAPER AND ALLIED PRODUCTS - 1.16%
3,500	*	Buckeye Technologies, Inc	45,535
3,500	*	Caraustar Industries, Inc	58,870
2,400		Chesapeake Corp	65,184
3,300		Glatfelter	50,424
1,516		Greif, Inc (Class A)	84,896
5,970		Longview Fibre Co	108,296
1,300	*	Playtex Products, Inc	10,387
1,800		Pope & Talbot, Inc	30,798
3,500		Potlatch Corp	177,030
3,300		Rock-Tenn Co (Class A)	50,028
1,700		Schweitzer-Mauduit International, Inc	57,715
4,915		Wausau-Mosinee Paper Corp	87,782

		TOTAL PAPER AND ALLIED PRODUCTS	826,945

PERSONAL SERVICES - 0.35%
4,800	b*	Alderwoods Group, Inc	54,624
1,000		Angelica Corp	27,050
2,100		G & K Services, Inc (Class A)	91,182
1,800		Jackson Hewitt Tax Service, Inc	45,450
1,000		Unifirst Corp	28,280

		TOTAL PERSONAL SERVICES	246,586

PETROLEUM AND COAL PRODUCTS - 0.54%
200		ElkCorp	6,844
1,221	*	Giant Industries, Inc	32,369
2,308		Holly Corp	64,324
7,807	*	Tesoro Corp	248,731
1,000		WD-40 Co	28,410

		TOTAL PETROLEUM AND COAL PRODUCTS	380,678

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 2.14%
5,896	*	AK Steel Holding Corp	$85,315
714	*	Aleris International, Inc	12,081
4,250		Belden CDT, Inc	98,600
2,300	*	Brush Engineered Materials, Inc	42,550
2,800		Carpenter Technology Corp	163,688
2,402	*	CommScope, Inc	45,398
1,787		Curtiss-Wright Corp	102,592
4,196	*	General Cable Corp	58,115
1,698		Gibraltar Industries, Inc	40,107
710	*	Lone Star Technologies, Inc	23,757
3,015		Mueller Industries, Inc	97,083
1,912		NN, Inc	25,258
2,200	*	NS Group, Inc	61,160
4,060	*	Oregon Steel Mills, Inc	82,377
1,940		Quanex Corp	133,026
2,500	*	RTI International Metals, Inc	51,350
1,400		Ryerson Tull, Inc	22,050
2,150		Schnitzer Steel Industries, Inc (Class A)	72,950
475		Steel Dynamics, Inc	17,993
1,139		Steel Technologies, Inc	31,334
2,465		Texas Industries, Inc	153,767
710	*	Titanium Metals Corp	17,139
3,100		Tredegar Corp	62,651
629	*	Wheeling-Pittsburgh Corp	24,242

		TOTAL PRIMARY METAL INDUSTRIES	1,524,583

PRINTING AND PUBLISHING - 1.28%
7,425		American Greetings Corp (Class A)	188,224
586		Banta Corp	26,229
2,100		Bowne & Co, Inc	34,146
426	*	Consolidated Graphics, Inc	19,553
536		Courier Corp	27,829
886		CSS Industries, Inc	28,139
2,000		Ennis, Inc	38,500
500		Harland (John H.) Co	18,050
2,104		Hollinger International, Inc	32,991
1,273		Journal Communications, Inc	23,003
1,909	*	Journal Register Co	36,901
900	*	Martha Stewart Living Omnimedia, Inc (Class A)	26,118
15,891	*	Primedia, Inc	60,386
953		Pulitzer, Inc	61,802
3,703		Reader's Digest Association, Inc (Class A)	51,509
3,483	*	Scholastic Corp	128,732
1,100		Standard Register Co	15,532
2,591	*	Valassis Communications, Inc	90,711

		TOTAL PRINTING AND PUBLISHING	908,355

RAILROAD TRANSPORTATION - 0.31%
2,284		Florida East Coast Industries	103,008
1,930	*	Genesee & Wyoming, Inc (Class A)	54,291
3,649	*	Kansas City Southern Industries, Inc	64,697

		TOTAL RAILROAD TRANSPORTATION	221,996

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

REAL ESTATE - 0.65%
536	*	Avatar Holdings, Inc	$25,782
1,200	*	CB Richard Ellis Group, Inc	40,260
2,892	*	Jones Lang LaSalle, Inc	108,190
1,989		LNR Property Corp	125,128
200	*	Orleans Homebuilders, Inc	3,970
12,000	*	Stewart Enterprises, Inc (Class A)	83,880
3,800	*	Trammell Crow Co	68,818
500	*	ZipRealty, Inc	8,935

		TOTAL REAL ESTATE	464,963

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.40%
923	*	Applied Films Corp	19,900
4,220		Aptargroup, Inc	222,732
1,325		Bandag, Inc	65,998
7,706		Cooper Tire & Rubber Co	166,064
17,671	*	Goodyear Tire & Rubber Co	259,057
318	*	Jarden Corp	13,814
2,750		Myers Industries, Inc	35,200
100		Quixote Corp	2,033
3,578		Schulman (A.), Inc	76,605
2,300	*	Skechers U.S.A., Inc (Class A)	29,808
3,000		Spartech Corp	81,270
1,300		Tupperware Corp	26,936

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	999,417

SECURITY AND COMMODITY BROKERS - 0.82%
287		BKF Capital Group, Inc	10,877
1,200		Calamos Asset Management, Inc (Class A)	32,400
500		Gabelli Asset Management, Inc (Class A)	24,260
300		Greenhill & Co, Inc	8,610
5,105	*	Investment Technology Group, Inc	102,100
13,514	*	Knight Trading Group, Inc	147,978
6,160	*	LaBranche & Co, Inc	55,194
600	*	MarketAxess Holdings, Inc	10,206
2,083	*	Piper Jaffray Cos	99,880
1,418		Sanders Morris Harris Group, Inc	25,255
834	*	Stifel Financial Corp	17,472
1,900		SWS Group, Inc	41,648
134		Value Line, Inc	5,258

		TOTAL SECURITY AND COMMODITY BROKERS	581,138

SOCIAL SERVICES - 0.04%
1,975	*	Res-Care, Inc	30,060

		TOTAL SOCIAL SERVICES	30,060

SPECIAL TRADE CONTRACTORS - 0.43%
1,400		Chemed Corp	93,954
4,276	*	Comfort Systems U.S.A., Inc	32,840
1,342	*	Dycom Industries, Inc	40,958
1,739	*	EMCOR Group, Inc	78,568
2,413	*	Integrated Electrical Services, Inc	11,679
494	*	Layne Christensen Co	8,966
1,002	*	Matrix Service Co	8,076
4,173	*	Quanta Services, Inc	33,384

		TOTAL SPECIAL TRADE CONTRACTORS	308,425

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.63%
900		Ameron International Corp	$34,110
555	*	Anchor Glass Container Corp	3,730
3,100		Apogee Enterprises, Inc	41,571
2,005		Eagle Materials, Inc	173,132
1,462		Libbey, Inc	32,471
2,316	*	U.S. Concrete, Inc	17,764
3,669	b*	USG Corp	147,751

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	450,529

TOBACCO PRODUCTS - 0.20%
2,933		Universal Corp (Virginia)	140,315

		TOTAL TOBACCO PRODUCTS	140,315

TRANSPORTATION BY AIR - 0.94%
3,500	*	Alaska Air Group, Inc	117,215
3,574	*	America West Holdings Corp (Class B)	23,517
7,813	*	Continental Airlines, Inc (Class B)	105,788
12,674	*	Delta Air Lines, Inc	94,802
677	*	ExpressJet Holdings, Inc	8,720
5,300	*	FLYi, Inc	9,381
2,780	*	Frontier Airlines, Inc	31,720
807	*	Mesa Air Group, Inc	6,408
8,707	*	Northwest Airlines Corp	95,168
2,400	*	Offshore Logistics, Inc	77,928
370	*	Republic Airways Holdings, Inc	4,910
4,702		Skywest, Inc	94,322

		TOTAL TRANSPORTATION BY AIR	669,879

TRANSPORTATION EQUIPMENT - 1.83%
3,156	*	AAR Corp	42,985
501	*	Aftermarket Technology Corp	8,066
1,390		Arctic Cat, Inc	36,863
8,015		ArvinMeritor, Inc	179,296
1,500		Coachmen Industries, Inc	26,040
900	*	Ducommun, Inc	18,765
5,558		Federal Signal Corp	98,154
5,591	*	GenCorp, Inc	103,825
600		Greenbrier Cos, Inc	20,310
4,472	*	Hayes Lemmerz International, Inc	39,488
2,329		Heico Corp	52,612
150		Heico Corp (Class A)	2,594
2,462		Kaman Corp (Class A)	31,144
688	*	Sequa Corp (Class A)	42,071
1,351		Standard Motor Products, Inc	21,346
236	*	Strattec Security Corp	14,778
2,471		Superior Industries International, Inc	71,783
4,877	*	Tenneco Automotive, Inc	84,079
4,100		Trinity Industries, Inc	139,728
1,900	*	Triumph Group, Inc	75,050
15,178		Visteon Corp	148,289
1,630	*	Wabash National Corp	43,896

		TOTAL TRANSPORTATION EQUIPMENT	1,301,162

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

TRANSPORTATION SERVICES - 0.37%
5,862		GATX Corp	$173,281
200	*	HUB Group, Inc	10,444
1,704	*	Navigant International, Inc	20,738
946	*	Pacer International, Inc	20,112
3,148	*	RailAmerica, Inc	41,081

		TOTAL TRANSPORTATION SERVICES	265,656

TRUCKING AND WAREHOUSING - 0.80%
877		Arkansas Best Corp	39,369
628	*	Central Freight Lines, Inc	3,956
997	*	Covenant Transport, Inc (Class A)	20,758
492		Heartland Express, Inc	11,055
218	*	Landstar System, Inc	16,054
904	*	Marten Transport Ltd	20,548
3,229		Overnite Corp	120,248
743	*	P.A.M. Transportation Services	13,931
500	*	Quality Distribution, Inc	4,220
591	*	SCS Transportation, Inc	13,812
4,048	*	Swift Transportation Co, Inc	86,951
456	*	U.S. Xpress Enterprises, Inc (Class A)	13,361
3,291		USF Corp	124,893
3,501		Werner Enterprises, Inc	79,263

		TOTAL TRUCKING AND WAREHOUSING	568,419

WATER TRANSPORTATION - 0.68%
5,066		Alexander & Baldwin, Inc	214,900
679	*	Gulfmark Offshore, Inc	15,121
426	*	Hornbeck Offshore Services, Inc	8,222
1,351	*	Kirby Corp	59,957
3,193		Overseas Shipholding Group, Inc	176,254
769	*	Seabulk International, Inc	9,313

		TOTAL WATER TRANSPORTATION	483,767

WHOLESALE TRADE-DURABLE GOODS - 1.50%
1,800		Action Performance Cos, Inc	19,782
3,300		Agilysys, Inc	56,562
1,600	*	Alliance Imaging, Inc	18,000
1,869		Anixter International, Inc	67,265
3,042		Applied Industrial Technologies, Inc	83,351
800	*	Audiovox Corp (Class A)	12,624
2,824	*	Aviall, Inc	64,867
1,674		Barnes Group, Inc	44,378
1,100	*	Beacon Roofing Supply, Inc	21,846
595	*	BioVeris Corp	4,349
2,236	*	Brightpoint, Inc	43,691
100		Compx International, Inc	1,653
1,500	*	Department 56, Inc	24,975
511	*	Digi International, Inc	8,784
2,500		Handleman Co	53,700
3,952	*	Insight Enterprises, Inc	81,095
1,000	*	Insurance Auto Auctions, Inc	22,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

SHARES			VALUE

598		Lawson Products, Inc	$30,157
835	*	LKQ Corp	16,758
2,013		Metal Management, Inc	54,089
3,689	*	Microtek Medical Holdings, Inc	14,977
2,681		Owens & Minor, Inc	75,524
397		Pep Boys-Manny Moe & Jack	6,777
878		Reliance Steel & Aluminum Co	34,207
8,215	*	Safeguard Scientifics, Inc	17,416
2,300	*	TBC Corp	63,940
2,700		Watsco, Inc	95,094
2,253	*	Zoran Corp	26,090

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,064,371

WHOLESALE TRADE-NONDURABLE GOODS - 1.75%
1,400		Advanced Marketing Services, Inc	14,084
5,674		Airgas, Inc	150,418
1,221	*	Allscripts Healthcare Solutions, Inc	13,028
4,691		Chiquita Brands International, Inc	103,483
5,400		DIMON, Inc	36,288
1,753		Getty Realty Corp	50,364
3,100	*	Hain Celestial Group, Inc	64,077
3,448	*	Men's Wearhouse, Inc	110,198
2,582	*	Metals USA, Inc	47,896
1,338		Nash Finch Co	50,523
1,330		Nu Skin Enterprises, Inc (Class A)	33,755
2,124	*	Performance Food Group Co	57,157
5,200		Perrigo Co	89,804
500	*	Perry Ellis International, Inc	10,175
3,500		Russell Corp	68,180
2,073	*	School Specialty, Inc	79,935
1,300	*	Smart & Final, Inc	18,707
600		Standard Commercial Corp	11,676
4,300		Stride Rite Corp	48,000
3,556	*	United Stationers, Inc	164,287
1,343		Valhi, Inc	21,609

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,243,644

		TOTAL COMMON STOCKS
		(Cost $54,198,349)	70,967,484

PRINCIPAL

SHORT TERM INVESTMENTS - 0.18%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.18%
$130,000		Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	129,977

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	129,977

		TOTAL SHORT TERM INVESTMENTS
		(Cost $129,986)	129,977

		TOTAL PORTFOLIO - 99.92%
		(Cost $54,328,335)	71,097,461
		OTHER ASSETS & LIABILITIES, NET - 0.08%	55,253

		NET ASSETS - 100.00%	$71,152,714

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Value Index Fund

*	Non-income producing
b	In bankruptcy
f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0.00 or 0.00% of net assets.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

Restricted securities held by the Fund are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
Wiltel Communications (Rts)	11/07/03	$-	$-

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.01%
HEALTH SERVICES - 0.01%
1,103	*	Bio-Reference Labs, Inc	$19,192

		TOTAL HEALTH SERVICES	19,192

		TOTAL PREFERRED STOCKS
		(Cost $15,238)	19,192

COMMON STOCKS - 99.65%
AGRICULTURAL PRODUCTION-CROPS - 0.11%
400	*	Alico, Inc	23,408
4,658		Delta & Pine Land Co	127,070
800	*	John B. Sanfilippo & Son	20,624

		TOTAL AGRICULTURAL PRODUCTION-CROPS	171,102

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.03%
38		Seaboard Corp	37,924

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	37,924

AGRICULTURAL SERVICES - 0.00%
1	*	Cadiz, Inc	14

		TOTAL AGRICULTURAL SERVICES	14

AMUSEMENT AND RECREATION SERVICES - 0.93%
6,433	*	Alliance Gaming Corp	88,840
3,300	*	Argosy Gaming Co	154,110
4,346	*	Aztar Corp	151,762
1,000		Churchill Downs, Inc	44,700
1,175		Dover Downs Gaming & Entertainment, Inc	15,393
2,117		Dover Motorsport, Inc	12,130
3,784	*	Gaylord Entertainment Co	157,150
1,817	*	Isle of Capri Casinos, Inc	46,606
1,924	*	Lakes Entertainment, Inc	31,342
1,500	*	Life Time Fitness, Inc	38,820
4,780	*	Magna Entertainment (Class A)	28,776
3,000	*	MTR Gaming Group, Inc	31,680
2,989	*	Multimedia Games, Inc	47,107
793	*	Nevada Gold & Casinos, Inc	9,675
4,032	*	Penn National Gaming, Inc	244,138
11,746	*	Six Flags, Inc	63,076
1,882		Speedway Motorsports, Inc	73,737
2,336	*	Sunterra Corp	32,797
2,482	*	WMS Industries, Inc	83,246

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

1,600		World Wrestling Federation Entertainment, Inc	$19,408

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,374,493

APPAREL AND ACCESSORY STORES - 1.11%
6,957	*	Aeropostale, Inc	204,745
1,050		Bebe Stores, Inc	28,329
1,000		Buckle, Inc	29,500
2,291		Burlington Coat Factory Warehouse Corp	52,006
1,226	*	Cache, Inc	22,093
888	*	Carter's, Inc	30,183
3,596	*	Casual Male Retail Group, Inc	19,598
2,435		Cato Corp (Class A)	70,177
1,500	*	Charlotte Russe Holding, Inc	15,150
14,500	*	Charming Shoppes, Inc	135,865
2,131	*	Children's Place Retail Stores, Inc	78,911
4,750		Christopher & Banks Corp	87,638
600		Deb Shops, Inc	15,024
2,400	*	Dress Barn, Inc	42,240
4,802		Finish Line, Inc (Class A)	87,877
2,772	*	Genesco, Inc	86,320
2,500		Goody's Family Clothing, Inc	22,850
3,899	*	Gymboree Corp	49,985
6,019	*	Hot Topic, Inc	103,467
2,400	*	Jo-Ann Stores, Inc	66,096
1,250	*	JOS A. Bank Clothiers, Inc	35,375
1,300	*	New York & Co, Inc	21,476
852		Oshkosh B'gosh, Inc (Class A)	18,233
8,526	*	Payless Shoesource, Inc	104,870
987	*	Shoe Carnival, Inc	12,831
2,361	*	Stage Stores, Inc	98,029
4,394	*	Too, Inc	107,477

		TOTAL APPAREL AND ACCESSORY STORES	1,646,345

APPAREL AND OTHER TEXTILE PRODUCTS - 0.48%
4,900	*	Collins & Aikman Corp	21,364
2,600	*	DHB Industries, Inc	49,504
1,901	*	Guess?, Inc	23,858
2,919	*	Hartmarx Corp	22,681
3,444		Kellwood Co	118,818
1,700		Oxford Industries, Inc	70,210
2,998		Phillips-Van Heusen Corp	80,946
6,940	*	Quiksilver, Inc	206,743
5,783	*	Warnaco Group, Inc	124,913

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	719,037

AUTO REPAIR, SERVICES AND PARKING - 0.20%
1,159	*	Amerco, Inc	53,291
2,387		Central Parking Corp	36,163
3,151	*	Dollar Thrifty Automotive Group, Inc	95,160
2,724	*	Exide Technologies	37,537
1,900	*	Midas, Inc	38,000
1,300	*	Monro Muffler Brake, Inc	32,890

		TOTAL AUTO REPAIR, SERVICES AND PARKING	293,041

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.35%
700	*	America's Car Mart, Inc	$26,600
1,082	*	Asbury Automotive Group, Inc	14,910
5,881	*	CSK Auto Corp	98,448
2,400	*	Group 1 Automotive, Inc	75,600
1,700		Lithia Motors, Inc (Class A)	45,594
1,497	*	MarineMax, Inc	44,551
919	*	Rush Enterprises, Inc	15,908
3,491		Sonic Automotive, Inc	86,577
2,443		United Auto Group, Inc	72,288
1,676	*	West Marine, Inc	41,481

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	521,957

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
1,600		Building Materials Holding Corp	61,264
2,100	*	Central Garden & Pet Co	87,654

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	148,918

BUSINESS SERVICES - 10.46%
4,236	*	@Road, Inc	29,271
3,650	*	24/7 Real Media, Inc	15,805
4,725		Aaron Rents, Inc	118,125
4,815		ABM Industries, Inc	94,952
5,000	*	ActivCard Corp	44,500
6,458	*	Actuate Corp	16,468
2,700	*	Administaff, Inc	34,047
3,040	*	Advent Software, Inc	62,259
3,914		Advo, Inc	139,534
6,600	*	Agile Software Corp	53,922
2,573	*	Altiris, Inc	91,161
1,530	*	AMN Healthcare Services, Inc	24,342
900	*	Ansoft Corp	18,180
3,940	*	Ansys, Inc	126,316
3,415	*	Anteon International Corp	142,952
5,951	*	Aquantive, Inc	53,202
3,932	*	Arbitron, Inc	154,056
7,611	*	Ariba, Inc	126,343
3,596	*	Armor Holdings, Inc	169,084
7,529	*	Ascential Software Corp	122,798
4,465	*	Asiainfo Holdings, Inc	26,611
5,185	*	Aspect Communications Corp	57,761
5,100	*	Aspen Technology, Inc	31,671
1,014	*	Asset Acceptance Capital Corp	21,598
1,000	*	Atari, Inc	2,930
5,100	*	Autobytel, Inc	30,804
15,154	*	Bisys Group, Inc	249,283
1,100	*	Blackbaud, Inc	16,104
800	*	Blackboard, Inc	11,848
1,193	*	Blue Coat Systems, Inc	22,202
10,200	*	Borland Software Corp	119,136
2,300		Brady Corp (Class A)	143,911
32,610	*	Brocade Communications Systems, Inc	249,140
3,628	*	CACI International, Inc (Class A)	247,176
600	*	CallWave, Inc	9,264

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

4,063	*	Captaris, Inc	$20,965
2,562	*	Carreker Corp	22,033
6,653		Catalina Marketing Corp	197,128
920	*	CCC Information Services Group, Inc	20,433
1,600		CDI Corp	34,208
3,567	*	Cerner Corp	189,657
9,265	*	Chordiant Software, Inc	21,124
6,450	*	Ciber, Inc	62,178
1,692	*	Clarus Corp	15,228
55,911	*	CMGI, Inc	142,573
15,928	*	CNET Networks, Inc	178,871
800		Computer Programs & Systems, Inc	18,520
2,360	*	Concord Communications, Inc	26,149
3,400	*	Concur Technologies, Inc	30,294
3,818	*	Corillian Corp	18,785
2,006	*	CoStar Group, Inc	92,637
2,546	*	Covansys Corp	38,954
24	b,v*	Cross Media Marketing Corp	—
6,319	*	CSG Systems International, Inc	118,165
2,100	*	Cyberguard Corp	13,230
3,528	*	Cybersource Corp	25,225
4,580	*	Dendrite International, Inc	88,852
1,896	*	Digimarc Corp	17,671
4,481	*	Digital Insight Corp	82,450
4,051	*	Digital River, Inc	168,562
14,268	*	DoubleClick, Inc	111,005
9,473	*	E.piphany, Inc	45,755
16,530	*	Earthlink, Inc	190,426
3,625	*	Echelon Corp	30,595
4,601	*	Eclipsys Corp	93,998
2,000	*	eCollege.com, Inc	22,720
1,463	*	Education Lending Group, Inc	22,691
6,075	*	eFunds Corp	145,861
2,300		Electro Rent Corp	32,729
2,666	*	Embarcadero Technologies, Inc	25,087
26,503	*	Enterasys Networks, Inc	47,705
7,945	*	Entrust, Inc	30,112
5,242	*	Epicor Software Corp	73,860
1,717	*	EPIQ Systems, Inc	25,137
1,272	*	Equinix, Inc	54,365
3,100	*	eSpeed, Inc (Class A)	38,347
13,500	*	Extreme Networks, Inc	88,425
4,302	*	F5 Networks, Inc	209,593
2,591		Factset Research Systems, Inc	151,418
5,200	*	Filenet Corp	133,952
3,231	*	FindWhat.com	57,286
316	*	First Advantage Corp	6,446
3,031		Gevity HR, Inc	62,317
599	*	Greg Manning Auctions, Inc	7,416
108		Grey Global Group, Inc	118,799
2,400	*	GSI Commerce, Inc	42,672
6,534	*	Harris Interactive, Inc	51,619
1,800		Healthcare Services Group	37,512
2,138	*	Heidrick & Struggles International, Inc	73,269
14,200	*	Homestore, Inc	43,026
1,200	*	Hudson Highland Group, Inc	34,560
4,932	*	Hyperion Solutions Corp	229,930

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,638	*	IDX Systems Corp	$90,905
2,684	*	iGate Corp	10,870
4,392		Imation Corp	139,797
2,017	*	Infocrossing, Inc	34,148
10,884	*	Informatica Corp	88,378
4,097	*	Infospace, Inc	194,812
3,900	*	infoUSA, Inc	43,641
838	*	Innovative Solutions & Support, Inc	27,956
4,562	*	Interactive Data Corp	99,178
200	*	Interchange Corp	3,628
4,068	*	Intergraph Corp	109,551
4,722	*	Internet Capital Group, Inc	42,498
4,800	*	Internet Security Systems, Inc	111,600
192		Interpool, Inc	4,560
952	*	Intersections, Inc	16,422
904	*	Intervideo, Inc	11,960
5,242	*	Interwoven, Inc	57,033
2,200	*	Intrado, Inc	26,620
5,651	*	Ipass, Inc	41,817
1,336	*	iPayment, Inc	66,159
660	*	IVAX Diagnostics, Inc	2,871
3,941	*	iVillage, Inc	24,355
800	*	Jamdat Mobile, Inc	16,520
3,254	*	JDA Software Group, Inc	44,319
1,907	*	Jupitermedia Corp	45,348
900	*	Kanbay International, Inc	28,170
6,415	*	Keane, Inc	94,301
2,200		Kelly Services, Inc (Class A)	66,396
2,046	*	Keynote Systems, Inc	28,480
3,267	*	Kforce, Inc	36,264
5,718	*	KFX ,Inc	83,025
838	*	Kintera, Inc	7,550
3,905	*	Korn/Ferry International	81,029
3,897	*	Kronos, Inc	199,254
5,195	*	Labor Ready, Inc	87,899
6,953	*	Lawson Software, Inc	47,767
5,865	*	Lionbridge Technologies	39,413
11,700	*	Looksmart Ltd	25,623
6,142	*	Macrovision Corp	157,972
3,100	*	Magma Design Automation, Inc	38,936
3,777	*	Manhattan Associates, Inc	90,195
2,115	*	Mantech International Corp (Class A)	50,210
7,045	*	Manugistics Group, Inc	20,219
3,289	*	MAPICS, Inc	34,699
2,622	*	Mapinfo Corp	31,412
404	*	Marchex, Inc	8,484
1,200	*	MarketWatch, Inc	21,600
839	*	Marlin Business Services, Inc	15,941
6,487	*	Matrixone, Inc	42,490
1,300		McGrath RentCorp	56,693
1,500	*	Medical Staffing Network Holdings, Inc	12,285
200	*	MedQuist, Inc	2,960
9,640	*	Mentor Graphics Corp	147,396
9,879	*	Micromuse, Inc	54,828
1,500	*	MicroStrategy, Inc	90,375
5,802	*	Midway Games, Inc	60,921
12,550	*	Mindspeed Technologies, Inc	34,889
700	*	Motive, Inc	7,966
13,171	*	MPS Group, Inc	161,476

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,600	*	MRO Software, Inc	$33,852
3,300	*	MSC.Software Corp	34,551
3,400	*	NCO Group, Inc	87,890
4,503		NDCHealth Corp	83,711
1,100	*	Neoforma, Inc	8,459
1,700	*	Ness Technologies, Inc	25,330
7,138	*	NETIQ Corp	87,155
1,600	*	Netratings, Inc	30,672
3,000	*	Netscout Systems, Inc	20,940
3,036	*	Network Equipment Technologies, Inc	29,814
4,100	*	NIC, Inc	20,828
1,684	*	Open Solutions, Inc	43,717
1,500	*	Opnet Technologies, Inc	12,630
6,542	*	Opsware, Inc	48,018
4,186	*	Packeteer, Inc	60,488
1,882	*	PalmSource, Inc	23,977
33,768	*	Parametric Technology Corp	198,894
2,841	*	PC-Tel, Inc	22,529
1,800	*	PDF Solutions, Inc	28,998
969	*	PDI, Inc	21,589
1,499	*	PEC Solutions, Inc	21,241
2,931	*	Pegasus Solutions, Inc	36,931
1,300	*	Pegasystems, Inc	11,089
24	*	Penton Media, Inc	2
9,603	*	Perot Systems Corp (Class A)	153,936
700	*	Phase Forward, Inc	5,719
737	*	PlanetOut, Inc	10,023
2,691	*	PLATO Learning, Inc	20,048
4,080	*	Portal Software, Inc	10,812
1,627	*	Portfolio Recovery Associates, Inc	67,065
1,100	*	PRA International	27,258
3,800	*	Progress Software Corp	88,730
777	*	Proxymed, Inc	7,630
1,500		QAD, Inc	13,380
469	*	Quality Systems, Inc	28,046
6,195	*	Quest Software, Inc	98,810
2,800	*	R.H. Donnelley Corp	165,340
2,383	*	Radisys Corp	46,588
14,083	*	RealNetworks, Inc	93,229
3,022	*	Redback Networks, Inc	16,198
185	*	Redback Networks, Inc Wts 01/02/11	481
1,000		Renaissance Learning, Inc	18,560
3,400	*	Rent-Way, Inc	27,234
6,900	*	Retek, Inc	42,435
2,210	*	Rewards Network, Inc	15,470
800	*	RightNow Technologies, Inc	12,920
2,500		Rollins, Inc	65,800
8,843	*	RSA Security, Inc	177,391
8,838	*	S1 Corp	80,072
2,944	*	SafeNet, Inc	108,163
1,500	*	Salesforce.com, Inc	25,410
9,953	*	Sapient Corp	78,728
10,152	*	Scansoft, Inc	42,537
4,400	*	Secure Computing Corp	43,912
6,500	*	Seebeyond Technology Corp	23,270
3,200	*	Serena Software, Inc	69,248

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

914	*	SI International, Inc	$28,115
7,204	*	Sitel Corp	17,722
20	*	Skillsoft plc (ADR)	113
2,776	*	Sohu.com, Inc	49,163
67	b*	SONICblue, Inc	—
7,500	*	SonicWALL, Inc	47,400
5,826	*	Sotheby's Holdings, Inc (Class A)	105,800
2,622	*	Source Interlink Cos, Inc	34,820
7,520	*	Spherion Corp	63,168
1,700	*	SPSS, Inc	26,588
1,649	*	SRA International, Inc (Class A)	105,866
1,705		SS&C Technologies, Inc	35,208
1,400		Startek, Inc	39,830
2,400	*	Stellent, Inc	21,168
1,700	v*	StorageNetworks, Inc	—
1,150	*	Stratasys, Inc	38,594
4,556	*	SupportSoft, Inc	30,343
3,300	*	Sykes Enterprises, Inc	22,935
914	*	SYNNEX Corp	21,991
900		Syntel, Inc	15,786
5,616	*	Take-Two Interactive Software, Inc	195,381
1,800		Talx Corp	46,422
4,600	*	TeleTech Holdings, Inc	44,574
4,774	*	THQ, Inc	109,516
2,000	*	Tier Technologies, Inc (Class B)	18,500
469	*	TippingPoint Technologies, Inc	21,902
10,618	*	Titan Corp	172,012
396	*	TNS, Inc	8,653
2,600	*	TradeStation Group, Inc	18,252
4,625	*	Transaction Systems Architects, Inc (Class A)	91,806
194	*	Travelzoo, Inc	18,513
4,100	*	Trizetto Group, Inc	38,950
6,134	*	Tumbleweed Communications Corp	20,488
4,779	*	Tyler Technologies, Inc	39,952
1,964	*	Ultimate Software Group, Inc	24,904
6,652	*	United Online, Inc	76,698
5,459	*	United Rentals, Inc	103,175
2,230	*	Universal Compression Holdings, Inc	77,849
10,000	*	Valueclick, Inc	133,300
1,543	*	Verint Systems, Inc	56,057
3,791	*	Verity, Inc	49,738
619	*	Vertrue, Inc	23,380
36,334	*	Vignette Corp	50,504
1,100	*	Volt Information Sciences, Inc	32,329
4,500	*	WatchGuard Technologies, Inc	19,935
3,775	*	WebEx Communications, Inc	89,770
5,796	*	webMethods, Inc	41,789
2,900	*	Websense, Inc	147,088
800	*	WebSideStory, Inc	9,944
8,838	*	Wind River Systems, Inc	119,755
2,540	*	Witness Systems, Inc	44,348
2,693	*	Zix Corp	13,869

		TOTAL BUSINESS SERVICES	15,523,056

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

CHEMICALS AND ALLIED PRODUCTS - 6.50%
10,006	*	Abgenix, Inc	$103,462
2,202	*	Able Laboratories, Inc	50,096
2,000		Aceto Corp	38,080
4,899	*	Adolor Corp	48,598
1,219	*	Advancis Pharmaceutical Corp	4,657
2,955	*	Albany Molecular Research, Inc	32,919
4,100		Albemarle Corp	158,711
3,400	*	Alexion Pharmaceuticals, Inc	85,680
11,289	*	Alkermes, Inc	159,062
4,966		Alpharma, Inc (Class A)	84,174
578		American Vanguard Corp	21,259
2,900		Arch Chemicals, Inc	83,462
3,025	*	Array Biopharma, Inc	28,798
4,670	*	Atherogenics, Inc	110,025
9,200	*	Avant Immunotherapeutics, Inc	18,492
809	*	Barrier Therapeutics, Inc	13,429
1,900	*	Benthley Pharmaceuticals, Inc	20,425
2,032	*	BioCryst Pharmaceuticals, Inc	11,745
2,661	*	Bioenvision, Inc	23,843
8,087	*	BioMarin Pharmaceutical, Inc	51,676
1,621	*	Biosite, Inc	99,756
1,980	*	Bone Care International, Inc	55,143
1,700	*	Bradley Pharmaceuticals, Inc	32,980
4,500		Calgon Carbon Corp	40,860
3,346		Cambrex Corp	90,677
2,130	*	CancerVax Corp	23,111
1,020	*	Caraco Pharmaceutical Laboratories Ltd	9,741
5,600	*	Cell Genesys, Inc	45,360
7,700	*	Cell Therapeutics, Inc	62,678
2,146	*	Chattem, Inc	71,033
3,989	*	Connetics Corp	96,893
497	*	Corcept Therapeutics, Inc	3,106
715	*	Corgentech, Inc	5,920
7,567	*	Corixa Corp	27,544
14,375		Crompton Corp	169,625
5,075	*	Cubist Pharmaceuticals, Inc	60,037
5,960	*	Curis, Inc	31,111
3,731	*	Cypress Bioscience, Inc	52,458
4,864		Cytec Industries, Inc	250,107
1,952	*	Cytogen Corp	22,487
938	*	Cytokinetics, Inc	9,615
630	*	DEL Laboratories, Inc	21,893
7,285	*	Dendreon Corp	78,532
2,800		Diagnostic Products Corp	154,140
1,600	*	Digene Corp	41,840
5,800	*	Discovery Laboratories, Inc	45,994
1,848	*	Dov Pharmaceutical, Inc	33,356
2,800	*	Durect Corp	9,184
1,895	*	Dusa Pharmaceuticals, Inc	27,099
763	*	Dynavax Technologies Corp	6,104
2,802	*	Elizabeth Arden, Inc	66,519
7,152	*	Encysive Pharmaceuticals, Inc	71,019
5,491	*	Enzon, Inc	75,337
2,916	*	EPIX Pharmaceuticals, Inc	52,226

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

5,300		Ferro Corp	$122,907
3,275	*	First Horizon Pharmaceutical	74,965
4,569	*	FMC Corp	220,683
7,191	*	Genaera Corp	24,593
10,987	*	Genelabs Technologies	13,184
4,985	*	Genta, Inc	8,774
3,625		Georgia Gulf Corp	180,525
5,600	*	Geron Corp	44,632
6,297		Great Lakes Chemical Corp	179,402
685	*	GTx, Inc	9,241
5,410	*	Guilford Pharmaceuticals, Inc	26,780
3,695		H.B. Fuller Co	105,344
1,807	*	Hollis-Eden Pharmaceuticals	17,022
16,303	*	Human Genome Sciences, Inc	195,962
700	*	Idenix Pharmaceuticals, Inc	12,005
5,652	*	Immucor, Inc	132,879
4,578	*	Immunogen, Inc	40,470
5,648	*	Immunomedics, Inc	17,170
6,087	*	Impax Laboratories, Inc	96,662
5,260	*	Indevus Pharmaceuticals, Inc	31,350
6,193	*	Inkine Pharmaceutical Co	33,628
5,209	*	Inspire Pharmaceuticals, Inc	87,355
700		Inter Parfums, Inc	11,130
3,700	*	InterMune, Inc	49,062
1,737	*	Inverness Medical Innovations, Inc	43,599
6,400	*	Isis Pharmaceuticals, Inc	37,760
2,854	*	Isolagen, Inc	22,461
1,525	*	Kos Pharmaceuticals, Inc	57,401
324		Kronos Worldwide, Inc	13,203
4,500	*	KV Pharmaceutical Co (Class A)	99,225
1,000	*	Lannett Co, Inc	9,850
9,335	*	Ligand Pharmaceuticals, Inc (Class B)	108,659
3,458		MacDermid, Inc	124,834
1,816		Mannatech, Inc	34,577
1,600	*	MannKind Corp	25,200
900	*	Marshall Edwards, Inc	8,051
9,900	*	Medarex, Inc	106,722
5,941	*	Medicines Co	171,101
2,600		Minerals Technologies, Inc	173,420
800	*	Momenta Pharmaceuticals, Inc	5,648
14,612	*	Mosaic Co	238,468
2,449	*	Myogen, Inc	19,763
7,237	*	Nabi Biopharmaceuticals	106,022
1,434		Nature's Sunshine Products, Inc	29,196
2,600	*	Neose Technologies, Inc	17,472
2,940	*	Neurogen Corp	27,518
1,707	*	NewMarket Corp	33,969
1,210	*	NitroMed, Inc	32,247
1,000	*	NL Industries, Inc	22,100
2,356	*	Northfield Laboratories, Inc	53,128
2,900	*	Noven Pharmaceuticals, Inc	49,474
4,684	*	NPS Pharmaceuticals, Inc	85,624
897	*	Nutraceutical International Corp	13,823
3,494	*	Nuvelo, Inc	34,416
1,600		Octel Corp	33,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

8,700		Olin Corp	$191,574
3,537	*	OM Group, Inc	114,670
5,100	*	Omnova Solutions, Inc	28,662
4,401	*	Onyx Pharmaceuticals, Inc	142,548
5,036	*	OraSure Technologies, Inc	33,842
4,000	*	Pain Therapeutics, Inc	28,840
6,600	*	Palatin Technologies, Inc	17,556
4,296	*	Par Pharmaceutical Cos, Inc	177,768
2,200	*	Penwest Pharmaceuticals Co	26,312
15,800	*	Peregrine Pharmaceuticals, Inc	18,486
1,332	*	PetMed Express, Inc	10,137
2,512	*	Pharmacyclics, Inc	26,301
1,872	*	Pharmion Corp	79,017
3,273		PolyMedica Corp	122,050
11,538	*	PolyOne Corp	104,534
3,000	*	Pozen, Inc	21,810
3,900	*	Praecis Pharmaceuticals, Inc	7,410
1,500	*	Progenics Pharmaceuticals	25,740
2,750	*	QLT, Inc (Frankfurt)	44,220
1,000		Quaker Chemical Corp	24,840
4,000	*	Quidel Corp	20,320
639	*	Renovis, Inc	9,189
17,918	*	Revlon, Inc (Class A)	41,211
4,562	*	Salix Pharmaceuticals Ltd	80,246
1,094	*	Santarus, Inc	9,912
5,493	*	Sciclone Pharmaceuticals, Inc	20,324
3,700	*	Serologicals Corp	81,844
700		Stepan Co	17,052
6,317	*	SuperGen, Inc	44,535
1,824	*	SurModics, Inc	59,298
3,016	*	Tanox, Inc	45,843
581	*	Tercica, Inc	5,816
4,856	*	Terra Industries, Inc	43,121
3,600	*	Third Wave Technologies, Inc	30,960
3,500	*	UAP Holding Corp	60,445
2,400	*	United Therapeutics Corp	108,360
1,300	*	USANA Health Sciences, Inc	44,460
10,521		USEC, Inc	101,948
10,630		Valeant Pharmaceuticals International	280,101
9,772	*	Vertex Pharmaceuticals, Inc	103,290
6,437	*	Vicuron Pharmaceuticals, Inc	112,068
6,877	*	Vion Pharmaceuticals, Inc	32,253
1,200	*	Virbac Corp	4,050
4,039		Wellman, Inc	43,177
3,746		West Pharmaceutical Services, Inc	93,762
1,500		Westlake Chemical Corp	50,100
8,267	b*	WR Grace & Co	112,514
5,248	*	Zila, Inc	22,461
2,441	*	Zymogenetics, Inc	56,143

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,647,150

COMMUNICATIONS - 1.80%
1,441	*	AirGate PCS, Inc	51,300
3,853	*	Airspan Networks, Inc	20,922
9,344	*	Alamosa Holdings, Inc	116,520
1,036		Alaska Communications Systems Group, Inc	8,941
76	b,v*	Allegiance Telecom, Inc	—
500	*	Beasley Broadcast Group, Inc (Class A)	8,765
2,100	*	Boston Communications Group	19,404

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

1,400	*	Centennial Communications Corp	$11,102
33,823	*	Charter Communications, Inc (Class A)	75,764
30,756	*	Cincinnati Bell, Inc	127,637
2,759	*	Commonwealth Telephone Enterprises, Inc	137,012
1,700	*	Crown Media Holdings, Inc (Class A)	14,620
2,300		CT Communications, Inc	28,290
6,240	*	Cumulus Media, Inc (Class A)	94,099
1,500		D&E Communications, Inc	18,075
13,989	*	Dobson Communications Corp (Class A)	24,061
6,200	*	Emmis Communications Corp (Class A)	118,978
6,042	*	Entravision Communications Corp (Class A)	50,451
900	*	Fisher Communications, Inc	43,992
5,798	*	General Communication, Inc (Class A)	64,010
1,800		Golden Telecom, Inc	47,556
5,800		Gray Television, Inc	89,900
7,700	*	Infonet Services Corp (Class B)	15,554
1,000	*	InPhonic, Inc	27,480
5,644	*	Insight Communications Co, Inc	52,320
36,561	*	Internap Network Services Corp	34,002
2,400		Iowa Telecommunications Services, Inc	51,768
1,319	*	ITC Deltacom, Inc	2,255
2,400	*	j2 Global Communications, Inc	82,800
1,947		Liberty Corp	85,590
3,412	*	Lin TV Corp (Class A)	65,169
1,559	*	Lodgenet Entertainment Corp	27,579
3,000	*	Mastec, Inc	30,330
8,171	*	Mediacom Communications Corp	51,069
4,800	*	Net2Phone, Inc	16,320
1,307	*	Nexstar Broadcasting Group, Inc	12,051
2,000		North Pittsburgh Systems, Inc	49,460
2,344	*	Novatel Wireless, Inc	45,427
6,108	*	Paxson Communications Corp	8,429
4,908	*	Price Communications Corp	91,240
9,400	*	Primus Telecommunications Group	29,892
7,900	*	PTEK Holdings, Inc	84,609
7,600	b*	RCN Corp	144
4,600	*	Regent Communications, Inc	24,380
1,800	*	Saga Communications, Inc (Class A)	30,330
1,315	*	Salem Communications Corp (Class A)	32,809
900		Shenandoah Telecom Co	26,955
5,600		Sinclair Broadcast Group, Inc (Class A)	51,576
4,600	*	Spanish Broadcasting System, Inc (Class A)	48,576
1,869		SureWest Communications	52,986
3,300	*	Talk America Holdings, Inc	21,846
37,374	*	Terremark Worldwide, Inc	23,919
6,300	*	Time Warner Telecom, Inc (Class A)	27,468
5,800	*	Tivo, Inc	34,046
74	b*	Touch America Holdings, Inc	0
4,749	*	Triton PCS Holdings, Inc (Class A)	16,242
58	*	U.S. Unwired, Inc (Class A)	278
8,918	*	Ubiquitel, Inc	63,496
3,033	*	USA Mobility, Inc	107,095
3,600	f,v*	Wiltel Communications (Rts)	0
6,028	*	Wireless Facilities, Inc	56,904
2,014	*	Young Broadcasting, Inc (Class A)	21,268

		TOTAL COMMUNICATIONS	2,675,061

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 9.22%
1,591		1st Source Corp	$40,586
1,300		ABC Bancorp	27,300
1,043	*	ACE Cash Express, Inc	30,935
1,320	*	AmericanWest Bancorp	26,730
2,607		Anchor Bancorp Wisconsin, Inc	75,994
1,158		Arrow Financial Corp	35,898
400		Bancfirst Corp	31,592
9,796		Bancorpsouth, Inc	238,729
1,000		BancTrust Financial Group, Inc	24,610
9,899		Bank Mutual Corp	120,471
1,675		Bank of Granite Corp	35,008
1,300		Bank of The Ozarks, Inc	44,239
5,494		BankAtlantic Bancorp, Inc (Class A)	109,331
3,420	*	BankUnited Financial Corp (Class A)	109,269
1,389		Banner Corp	43,323
700		Berkshire Hills Bancorp, Inc	26,005
957	*	BFC Financial Corp	12,106
3,500		Boston Private Financial Holdings, Inc	98,595
1,000		Bryn Mawr Bank Corp	21,990
1,100		Camden National Corp	43,351
1,200		Capital City Bank Group, Inc	50,160
700		Capital Corp of the West	32,901
406	*	Capital Crossing Bank	12,460
2,125		Cascade Bancorp	42,968
5,386		Cathay General Bancorp	201,975
1,200		Center Financial Corp	24,024
1,210	*	Central Coast Bancorp	27,939
3,431		Central Pacific Financial Corp	124,099
394		Century Bancorp, Inc (Class A)	11,623
591		Charter Financial Corp	25,927
3,100		Chemical Financial Corp	133,052
5,625		Chittenden Corp	161,606
5,562		Citizens Banking Corp	191,055
1,100		Citizens First Bancorp, Inc	26,598
1,100		City Bank	39,765
2,200		City Holding Co	79,728
1,203		Clifton Savings Bancorp, Inc	14,616
1,597		Coastal Financial Corp	30,599
1,650		CoBiz, Inc	33,495
700		Columbia Bancorp	23,933
1,890		Columbia Banking System, Inc	47,231
4,599		Commercial Capital Bancorp, Inc	106,605
5,182		Commercial Federal Corp	153,957
3,322		Community Bank System, Inc	93,847
1,609		Community Trust Bancorp, Inc	52,067
2,000		Corus Bankshares, Inc	96,020
4,730		CVB Financial Corp	125,629
4,050		Dime Community Bancshares	72,536
2,447		Downey Financial Corp	139,479
6,400		East West Bancorp, Inc	268,544
1,100	*	EuroBancshares, Inc	23,100
2,868	*	Euronet Worldwide, Inc	74,625
800		Farmers Capital Bank Corp	32,960
1,800		Fidelity Bankshares, Inc	76,968
1,080		Financial Institutions, Inc	25,110
1,500		First Bancorp (North Carolina)	40,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

4,316		First Bancorp (Puerto Rico)	$274,109
1,800		First Busey Corp (Class A)	37,566
3,900		First Charter Corp	102,063
692		First Citizens Bancshares, Inc (Class A)	102,589
8,997		First Commonwealth Financial Corp	138,464
1,755		First Community Bancorp	74,939
1,320		First Community Bancshares, Inc	47,626
4,400		First Financial Bancorp	77,000
1,800		First Financial Bankshares, Inc	80,658
1,800		First Financial Corp (Indiana)	63,054
1,700		First Financial Holdings, Inc	55,658
2,415		First Merchants Corp	68,345
5,848		First Midwest Bancorp, Inc	212,224
7,521		First National Bankshares of Florida, Inc	179,752
900		First Oak Brook Bancshares, Inc	29,169
500		First of Long Island Corp	25,225
1,700		First Republic Bank	90,100
1,000		First State Bancorp	36,760
2,172	*	FirstFed Financial Corp	112,662
4,000		Flagstar Bancorp, Inc	90,400
1,800		Flushing Financial Corp	36,108
5,876		FNB Corp	119,635
800		FNB Corp (Virginia)	22,688
1,345	*	Franklin Bank Corp	24,546
2,000		Frontier Financial Corp	77,220
1,075		GB&T Bancshares, Inc	25,929
3,000		Glacier Bancorp, Inc	102,120
4,700		Gold Banc Corp, Inc	68,714
1,207		Great Southern Bancorp, Inc	42,245
3,600		Hancock Holding Co	120,456
1,798		Hanmi Financial Corp	64,620
2,600		Harbor Florida Bancshares, Inc	89,986
3,281		Harleysville National Corp	87,275
1,200		Heartland Financial U.S.A., Inc	24,132
1,400		Horizon Financial Corp	28,812
4,000		Hudson River Bancorp, Inc	79,160
700		IberiaBank Corp	46,452
1,638		Independent Bank Corp (Massachusetts)	55,283
2,464		Independent Bank Corp (Michigan)	73,501
1,900		Integra Bank Corp	43,909
1,500		Interchange Financial Services Corp	38,880
75		International Bancshares Corp	2,954
2,100		Irwin Financial Corp	59,619
659	*	Itla Capital Corp	38,743
409		K-Fed Bancorp	6,119
3,890		KNBT Bancorp, Inc	65,741
1,575		Lakeland Bancorp, Inc	27,641
700		Lakeland Financial Corp	27,790
1,155		Macatawa Bank Corp	37,295
3,442		MAF Bancorp, Inc	154,270
1,800		Main Street Banks, Inc	62,874
1,323		MainSource Financial Group, Inc	31,593
2,400		MB Financial, Inc	101,160
2,038		MBT Financial Corp	47,424
735		Mercantile Bank Corp	29,033
3,100		Mid-State Bancshares	88,815
1,400		Midwest Banc Holdings, Inc	30,618
2,273		Nara Bancorp, Inc	48,347
400		NASB Financial, Inc	15,984
4,393		National Penn Bancshares, Inc	121,686

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

900		NBC Capital Corp	$23,913
4,200		NBT Bancorp, Inc	108,024
5,686		NetBank, Inc	59,191
2,371		Northwest Bancorp, Inc	59,488
400		Oak Hill Financial, Inc	15,516
900		OceanFirst Financial Corp	22,185
4,600	*	Ocwen Financial Corp	43,976
7,969		Old National Bancorp	206,078
1,614		Old Second Bancorp, Inc	51,454
1,113		Omega Financial Corp	38,154
5,644		Pacific Capital Bancorp	191,840
1,779		Park National Corp	241,055
3,754		Partners Trust Financial Group, Inc	43,734
968		Peapack Gladstone Financial Corp	30,540
1,200		Pennfed Financial Services, Inc	19,296
990		Pennrock Financial Services Corp	38,521
1,365		Peoples Bancorp, Inc	37,442
1,050		Peoples Holding Co	34,755
1,680		PFF Bancorp, Inc	77,834
700		Placer Sierra Bancshares	19,908
5,739		Provident Bancorp, Inc	75,697
4,246		Provident Bankshares Corp	154,427
750		Provident Financial Holdings	21,638
9,356		Provident Financial Services, Inc	181,226
700	*	QC Holdings, Inc	13,412
3,544		R & G Financial Corp (Class B)	137,791
1,050		Republic Bancorp, Inc (Class A) (Kentucky)	26,985
8,818		Republic Bancorp, Inc (Michigan)	134,739
2,100	*	Riggs National Corp	44,646
624		Royal Bancshares of Pennsylvania (Class A)	16,860
2,949		S & T Bancorp, Inc	111,148
1,398		S.Y. Bancorp, Inc	33,692
660		Santander Bancorp	19,906
1,050		SCBT Financial Corp	35,249
1,540		Seacoast Banking Corp of Florida	34,265
500		Security Bank Corp	20,000
642	*	Signature Bank	20,775
4,417	*	Silicon Valley Bancshares	197,970
1,900		Simmons First National Corp (Class A)	55,005
695		Smithtown Bancorp, Inc	22,066
1,476		Southern Community Financial Corp	15,277
1,318		Southside Bancshares, Inc	30,116
8,800		Southwest Bancorp of Texas, Inc	204,952
1,400		Southwest Bancorp, Inc	34,272
945		State Bancorp, Inc	25,988
700		State Financial Services Corp (Class A)	21,070
2,078		Sterling Bancorp	58,704
5,200		Sterling Bancshares, Inc	74,204
2,750		Sterling Financial Corp (Pennsylvania)	78,843
2,877	*	Sterling Financial Corp (Spokane)	112,951
1,081	*	Sun Bancorp, Inc (New Jersey)	27,003
500		Taylor Capital Group, Inc	16,750
2,716	*	Texas Capital Bancshares, Inc	58,720
5,290		Texas Regional Bancshares, Inc (Class A)	172,877
2,296		TierOne Corp	57,056
1,400		Trico Bancshares	32,760
9,822		Trustco Bank Corp NY	135,445
6,003		Trustmark Corp	186,513
1,357		U.S.B. Holding Co, Inc	33,789
1,785		UMB Financial Corp	101,138
5,436		Umpqua Holdings Corp	137,042

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

1,000		Union Bankshares Corp	$38,430
4,748		United Bankshares, Inc	181,136
3,600		United Community Banks, Inc	96,948
3,679		United Community Financial Corp	41,205
686		Univest Corp of Pennsylvania	31,570
2,877		Unizan Financial Corp	75,809
875	*	Virginia Commerce Bancorp	24,780
899		Virginia Financial Group, Inc	32,957
1,703		Washington Trust Bancorp, Inc	49,915
2,343		Wesbanco, Inc	74,906
2,205		West Bancorporation	38,830
2,000		West Coast Bancorp	50,820
4,054		Westamerica Bancorp	236,389
780	*	Western Sierra Bancorp	29,917
1,754	*	Wilshire Bancorp, Inc	29,011
2,666		Wintrust Financial Corp	151,855
800		WSFS Financial Corp	48,256
1,113		Yardville National Bancorp	38,131

		TOTAL DEPOSITORY INSTITUTIONS	13,688,494

EATING AND DRINKING PLACES - 1.55%
1,400	*	BJ's Restaurants, Inc	19,600
4,403		Bob Evans Farms, Inc	115,094
741	*	Buffalo Wild Wings, Inc	25,794
2,300	*	California Pizza Kitchen, Inc	52,900
6,179		CBRL Group, Inc	258,591
4,650	*	CEC Entertainment, Inc	185,861
6,600	*	CKE Restaurants, Inc	95,766
2,451	*	Cosi, Inc	14,829
1,500	*	Dave & Buster's, Inc	30,300
3,100		Domino's Pizza, Inc	55,180
2,600		IHOP Corp	108,914
4,600	*	Jack In The Box, Inc	169,602
7,121	*	Krispy Kreme Doughnuts, Inc	89,725
2,745		Landry's Restaurants, Inc	79,770
2,000		Lone Star Steakhouse & Saloon, Inc	56,000
2,727	*	O'Charley's, Inc	53,313
3,251	*	P.F. Chang's China Bistro, Inc	183,194
1,500	*	Papa John's International, Inc	51,660
4,300	*	Rare Hospitality International, Inc	136,998
1,481	*	Red Robin Gourmet Burgers, Inc	79,189
5,436	*	Ryan's Restaurant Group, Inc	83,823
7,546	*	Sonic Corp	230,153
700	*	Texas Roadhouse, Inc (Class A)	20,685
2,900	*	The Steak N Shake Co	58,232
1,600		Triarc Cos (Class A)	20,800
2,800		Triarc Cos (Class B)	34,328

		TOTAL EATING AND DRINKING PLACES	2,310,301

EDUCATIONAL SERVICES - 0.22%
2,300	*	Educate, Inc	30,452
1,200	*	Learning Tree International, Inc	16,080
2,100	*	Princeton Review, Inc	12,915
1,854		Strayer Education, Inc	203,551
1,839	*	Universal Technical Institute, Inc	70,103

		TOTAL EDUCATIONAL SERVICES	333,101

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.41%
2,100		American States Water Co	$54,600
29,400	*	Aquila, Inc	108,486
9,647		Atmos Energy Corp	263,845
6,090		Avista Corp	107,610
4,110		Black Hills Corp	126,095
2,200		California Water Service Group	82,830
55,907	*	Calpine Corp	220,274
1,500		Cascade Natural Gas Corp	31,800
2,501	*	Casella Waste Systems, Inc (Class A)	36,615
1,600		Central Vermont Public Service Corp	37,216
2,055		CH Energy Group, Inc	98,743
5,800		Cleco Corp	117,508
24,544	*	CMS Energy Corp	256,485
1,100		Connecticut Water Service, Inc	29,139
189		Crosstex Energy, Inc	7,919
9,538		Duquesne Light Holdings, Inc	179,791
1,202	*	Duratek, Inc	29,942
6,131	*	El Paso Electric Co	116,121
3,269		Empire District Electric Co	74,141
4,500		Energen Corp	265,275
900		EnergySouth, Inc	25,236
4,750		Idacorp, Inc	145,208
2,600		Laclede Group, Inc	80,990
2,456		MGE Energy, Inc	88,490
1,433		Middlesex Water Co	27,141
3,400		New Jersey Resources Corp	147,356
5,533		Nicor, Inc	204,389
3,600		Northwest Natural Gas Co	121,464
1,000	*	Ormat Technologies, Inc	16,280
3,411		Otter Tail Corp	87,083
4,667		Peoples Energy Corp	205,115
9,534		Piedmont Natural Gas Co, Inc	221,570
7,650		PNM Resources, Inc	193,469
1,800		Resource America, Inc (Class A)	58,500
14,811	*	Sierra Pacific Resources	155,516
900		SJW Corp	32,760
1,800		South Jersey Industries, Inc	94,608
8,427	*	Southern Union Co	202,079
4,200		Southwest Gas Corp	106,680
2,449		Southwest Water Co	32,948
1,600		UIL Holdings Corp	82,080
4,300		Unisource Energy Corp	103,673
5,952	*	Waste Connections, Inc	203,856
6,060		WGL Holdings, Inc	186,890

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,067,816

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.31%
3,294	*	Actel Corp	57,777
2,700	*	Advanced Energy Industries, Inc	24,651
8,253	*	Aeroflex, Inc	100,026
2,500	*	Alliance Semiconductor Corp	9,250
3,130	*	American Superconductor Corp	46,606

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

4,010	*	AMIS Holdings, Inc	$66,245
2,461	*	Anaren Microwave, Inc	31,895
2,700	*	Applica, Inc	16,335
1,200		Applied Signal Technology, Inc	42,300
10,962	*	Arris Group, Inc	77,172
4,300	*	Artesyn Technologies, Inc	48,590
2,903	v*	Artisan Components, Inc	108,950
1,194	*	Atheros Communications, Inc	12,239
4,000	*	ATMI, Inc	90,120
8,919	*	Avanex Corp	29,522
4,000		Baldor Electric Co	110,120
1,300		Bel Fuse, Inc (Class B)	43,927
5,109	*	Benchmark Electronics, Inc	174,217
100	*	Brillian Corp	345
6,210	*	Broadwing Corp	56,573
3,351		C&D Technologies, Inc	57,101
2,632	*	California Micro Devices Corp	18,661
10,273	*	Capstone Turbine Corp	18,800
2,578	*	Carrier Access Corp	27,533
844	*	Catapult Communications Corp	20,391
5,277	*	C-COR, Inc	49,076
787	*	Celestica, Inc (U.S.)	11,105
2,008	*	Ceradyne, Inc	114,878
4,812	*	Checkpoint Systems, Inc	86,857
765	*	Cherokee International Corp	7,352
482	*	Color Kinetics, Inc	8,474
1,797	*	Comtech Telecommunications	67,585
4,503		CTS Corp	59,845
2,011		Cubic Corp	50,617
2,985	*	DDi Corp	9,492
2,156	*	Digital Theater Systems, Inc	43,400
900	*	Diodes, Inc	20,367
3,757	*	Ditech Communications Corp	56,167
3,698	*	DSP Group, Inc	82,576
1,900	*	Dupont Photomasks, Inc	50,179
25,694	*	Eagle Broadband, Inc	16,958
3,585	*	Electro Scientific Industries, Inc	70,840
1,395	*	EMS Technologies, Inc	23,185
2,500	*	Energy Conversion Devices, Inc	48,300
1,400	*	EnerSys	21,350
5,582	*	Entegris, Inc	55,541
4,300	*	ESS Technology, Inc	30,573
5,120	*	Exar Corp	72,653
21,000	*	Finisar Corp	47,880
2,092		Franklin Electric Co, Inc	88,408
5,327	*	FuelCell Energy, Inc	52,737
3,998	*	Genesis Microchip, Inc	64,848
1,500	*	Genlyte Group, Inc	128,520
12,300	*	GrafTech International Ltd	116,358
9,105	*	Harmonic, Inc	75,936
3,290		Helix Technology Corp	57,213
2,600	*	Hexcel Corp	37,700
3,300	*	Hutchinson Technology, Inc	114,081
13,287	*	Integrated Device Technology, Inc	153,598
4,592	*	Integrated Silicon Solution, Inc	37,654
7,023	*	Interdigital Communications Corp	155,208
2,500		Inter-Tel, Inc	68,450
4,529	*	InterVoice, Inc	60,462
2,300	*	IXYS Corp	23,736

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

10,900	*	Kemet Corp	$97,555
9,005	*	Kopin Corp	34,849
1,200	*	LaserCard Corp	12,588
14,300	*	Lattice Semiconductor Corp	81,510
800	*	Leadis Technology, Inc	8,520
1,300	*	Lifeline Systems, Inc	33,488
2,800	*	Littelfuse, Inc	95,648
2,375		LSI Industries, Inc	27,194
3,076	*	Magnetek, Inc	21,224
4,952	*	Mattson Technology, Inc	55,760
14,808	*	McData Corp (Class A)	88,256
1,714	*	Medis Technologies Ltd	31,452
2,697	*	Mercury Computer Systems, Inc	80,047
2,314	*	Merix Corp	26,657
4,400		Methode Electronics, Inc	56,540
1,367	*	Metrologic Instruments, Inc	29,049
8,472	*	Micrel, Inc	93,361
7,467	*	Microsemi Corp	129,627
6,500	*	Microtune, Inc	39,715
2,251	*	Microvision, Inc	15,757
5,147	*	MIPS Technologies, Inc	50,698
3,160	*	Mobility Electronics, Inc	27,113
500	*	Monolithic Power Systems, Inc	4,650
3,000	*	Monolithic System Technology, Inc	18,690
3,271	*	Moog, Inc (Class A)	148,340
13,409	*	MRV Communications, Inc	49,211
800	*	Multi-Fineline Electronix, Inc	14,592
5,141	*	Mykrolis Corp	72,848
700		National Presto Industries, Inc	31,850
5,924	*	NMS Communications Corp	37,380
6,987	*	Omnivision Technologies, Inc	128,211
15,209	*	ON Semiconductor Corp	69,049
8,066	*	Openwave Systems, Inc	124,700
13,700	*	Oplink Communications, Inc	26,989
2,330	*	Optical Communication Products, Inc	5,825
1,900	*	OSI Systems, Inc	43,149
4,909	*	Paradyne Networks, Inc	17,623
2,230		Park Electrochemical Corp	48,346
2,800	*	Pericom Semiconductor Corp	26,404
4,100	*	Photronics, Inc	67,650
5,053	*	Pixelworks, Inc	57,301
5,400	*	Plexus Corp	70,254
6,087	*	Plug Power, Inc	37,192
2,665	*	PLX Technology, Inc	27,716
750	*	Portalplayer, Inc	18,510
900	*	Powell Industries, Inc	16,641
3,494	*	Power Integrations, Inc	69,111
8,009	*	Power-One, Inc	71,440
13,255	*	Powerwave Technologies, Inc	112,402
1,800		Raven Industries, Inc	38,358
4,350	*	Rayovac Corp	132,936
81	b*	Read-Rite Corp	1
3,100		Regal-Beloit Corp	88,660
7,682	*	Remec, Inc	55,387
23,295	*	RF Micro Devices, Inc	159,338
2,102	*	Rogers Corp	90,596
5,827	*	SBA Communications Corp	54,075

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,000	*	SBS Technologies, Inc	$27,920
3,069	*	Seachange International, Inc	53,523
3,100	*	Sigmatel, Inc	110,143
9,339	*	Silicon Image, Inc	153,720
9,395	*	Silicon Storage Technology, Inc	55,900
700	*	Siliconix, Inc	25,543
2,450	*	Sipex Corp	11,466
18,956	*	Skyworks Solutions, Inc	178,755
2,100		Smith (A.O.) Corp	62,874
2,983	*	Spatialight, Inc	26,698
2,397		Spectralink Corp	33,989
1,329	*	Staktek Holdings, Inc	6,167
2,375	*	Standard Microsystems Corp	42,346
1,700	*	Stoneridge, Inc	25,721
11,889	*	Stratex Networks, Inc	26,869
300	*	Suntron Corp	942
1,200	*	Supertex, Inc	26,040
21,978	*	Sycamore Networks, Inc	89,231
5,700	*	Symmetricom, Inc	55,347
2,790	*	Synaptics, Inc	85,318
5,064	*	Technitrol, Inc	92,165
6,197	*	Tekelec	126,667
8,400	*	Terayon Communication Systems, Inc	22,764
3,229	*	Tessera Technologies, Inc	120,151
7,435	*	Thomas & Betts Corp	228,626
20,300	*	Transmeta Corp	33,089
2,394	*	Trident Microsystems, Inc	40,028
4,323	*	Tripath Technology, Inc	5,404
17,220	*	Triquint Semiconductor, Inc	76,629
5,153	*	TTM Technologies, Inc	60,805
4,528		Turnstone Systems, Inc	63
1,200	*	Ulticom, Inc	19,236
1,843	*	Ultralife Batteries, Inc	35,846
2,700	*	Universal Display Corp	24,300
1,805	*	Universal Electronics, Inc	31,768
7,200	*	Valence Technology, Inc	22,392
4,509	*	Varian Semiconductor Equipment Associates, Inc	166,157
16,970	*	Verso Technologies, Inc	12,218
2,655	*	Viasat, Inc	64,437
2,500		Vicor Corp	32,775
27,475	*	Vitesse Semiconductor Corp	96,987
317	*	Volterra Semiconductor Corp	7,023
6,200	*	Westell Technologies, Inc	42,160
2,700	*	Wilson Greatbatch Technologies, Inc	60,534
1,290		Woodhead Industries, Inc	20,679
6,950	*	Zhone Technologies, Inc	18,001

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,360,954

ENGINEERING AND MANAGEMENT SERVICES - 2.57%
3,200	*	Accelrys, Inc	24,960
2,200	*	Advisory Board Co	81,136
5,751	*	Answerthink, Inc	26,800
3,100	*	Antigenics, Inc	31,372
9,080	*	Applera Corp (Celera Genomics Group)	124,850
6,600	*	Ariad Pharmaceuticals, Inc	49,038
6,438	*	Axonyx, Inc	39,916
8,238	*	Century Business Services, Inc	35,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

1,305	*	Charles River Associates, Inc	$61,035
1,800	*	Ciphergen Biosystems, Inc	7,740
1,712	*	Cornell Cos, Inc	25,988
4,382	*	Corrections Corp of America	177,252
5,280	*	CuraGen Corp	37,805
3,924	*	CV Therapeutics, Inc	90,252
6,200	*	Decode Genetics, Inc	48,422
62	b*	Deltagen, Inc	6
2,936	*	DiamondCluster International, Inc	42,073
8,892	*	Digitas, Inc	84,919
3,000	*	Diversa Corp	26,220
3,276	*	Dyax Corp	23,653
5,600	*	eResearch Technology, Inc	88,760
7,801	*	Exelixis, Inc	74,110
827	*	Exponent, Inc	22,734
1,811	*	Forrester Research, Inc	32,489
5,307	*	FTI Consulting, Inc	111,818
7,921	*	Gartner, Inc (Class A)	98,696
900	*	Genencor International, Inc	14,760
700	*	Greenfield Online, Inc	15,393
700	*	Huron Consulting Group, Inc	15,540
8,751	*	Incyte Corp	87,422
1,115	*	Infrasource Services, Inc	14,495
2,722	*	Keryx Biopharmaceuticals, Inc	31,494
2,716	*	Kosan Biosciences, Inc	18,822
1,100		Landauer, Inc	50,270
1,699	*	LECG Corp	31,686
7,882	*	Lexicon Genetics, Inc	61,125
3,633	*	Lifecell Corp	37,129
3,118	*	Luminex Corp	27,688
3,649	*	Maxim Pharmaceuticals, Inc	11,020
2,400	*	MAXIMUS, Inc	74,688
2,800	*	Maxygen, Inc	35,812
1,000	*	MTC Technologies, Inc	33,570
3,886	*	Myriad Genetics, Inc	87,474
5,738	*	Navigant Consulting, Inc	152,631
2,100	*	Neopharm, Inc	26,271
7,739	*	Oscient Pharmaceuticals Corp	28,247
3,400	*	Parexel International Corp	69,020
2,920	*	Per-Se Technologies, Inc	46,224
11,967	*	Pharmos Corp	16,993
5,400	*	PRG-Schultz International, Inc	27,162
3,100	*	Regeneration Technologies, Inc	32,488
4,800	*	Regeneron Pharmaceuticals, Inc	44,208
2,873	*	Resources Connection, Inc	156,033
1,355	*	Rigel Pharmaceuticals, Inc	33,089
3,940	*	Seattle Genetics, Inc	25,728
1,600	*	SFBC International, Inc	63,200
2,078	*	Sourcecorp	39,711
3,538	*	Symyx Technologies, Inc	106,423
1,100	*	Tejon Ranch Co	44,880
5,462	*	Telik, Inc	104,543
7,000	*	Tetra Tech, Inc	117,180
3,697	*	Transkaryotic Therapies, Inc	93,867
1,291	*	TRC Cos, Inc	21,947
2,000	*	Trimeris, Inc	28,340
3,945	*	URS Corp	126,635
2,391	*	Ventiv Health, Inc	48,585
3,219	*	Washington Group International, Inc	132,784
4,185		Watson Wyatt & Co Holdings	112,786

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,815,325

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 1.22%
1,800		CIRCOR International, Inc	$41,688
3,700		Commercial Metals Co	187,072
1,133	*	Commercial Vehicle Group, Inc	24,733
20,716	*	Crown Holdings, Inc	284,638
800	*	Drew Industries, Inc	28,936
3,245	*	Griffon Corp	87,615
1,000		Gulf Island Fabrication, Inc	21,830
3,535	*	Intermagnetics General Corp	89,824
9,621	*	Jacuzzi Brands, Inc	83,703
739		Lifetime Hoan Corp	11,750
1,800	*	Mobile Mini, Inc	59,472
2,500	*	NCI Building Systems, Inc	93,750
7,890	*	Shaw Group, Inc	140,837
1,400		Silgan Holdings, Inc	85,344
4,600		Simpson Manufacturing Co, Inc	160,540
2,900		Sturm Ruger & Co, Inc	26,187
6,054	*	Taser International, Inc	191,246
7,700	*	Tower Automotive, Inc	18,403
2,000		Valmont Industries, Inc	50,220
1,033	*	Water Pik Technologies, Inc	18,315
3,060		Watts Water Technologies, Inc (Class A)	98,654

		TOTAL FABRICATED METAL PRODUCTS	1,804,757

FISHING, HUNTING, AND TRAPPING - 0.00%
800	*	Omega Protein Corp	6,880

		TOTAL FISHING, HUNTING, AND TRAPPING	6,880

FOOD AND KINDRED PRODUCTS - 1.03%
2,000		American Italian Pasta Co (Class A)	46,500
1,000	*	Boston Beer Co, Inc (Class A)	21,270
1,760		Cal-Maine Foods, Inc	21,278
500		Coca-Cola Bottling Co Consolidated	28,530
4,526		Corn Products International, Inc	242,413
7,900	*	Darling International, Inc	34,444
875		Farmer Brothers Co	21,210
4,499		Flowers Foods, Inc	142,078
1,800	*	Gold Kist, Inc	24,516
798	*	Hansen Natural Corp	29,055
13,896	*	Hercules, Inc	206,356
717		J & J Snack Foods Corp	35,155
3,323		Lancaster Colony Corp	142,457
3,300		Lance, Inc	62,799
1,400	*	M&F Worldwide Corp	19,068
918		MGP Ingredients, Inc	7,932
1,000		National Beverage Corp	8,320
1,600	*	Peets Coffee & Tea, Inc	42,352
3,705		Ralcorp Holdings, Inc	155,351
1,287		Sanderson Farms, Inc	55,701
5,900		Sensient Technologies Corp	141,541
4,100		Topps Co, Inc	39,975

		TOTAL FOOD AND KINDRED PRODUCTS	1,528,301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

FOOD STORES - 0.33%
200		Arden Group, Inc (Class A)	$20,095
2,100	*	Great Atlantic & Pacific Tea Co, Inc	21,525
1,200		Ingles Markets, Inc (Class A)	14,868
3,554	*	Panera Bread Co (Class A)	143,297
1,512	*	Pantry, Inc	45,496
3,800	*	Pathmark Stores, Inc	22,078
13	b*	Penn Traffic Co	1
4,300		Ruddick Corp	93,267
1,400		Weis Markets, Inc	53,998
3,637	*	Wild Oats Markets, Inc	32,042
10,342	*	Winn-Dixie Stores, Inc	47,056

		TOTAL FOOD STORES	493,723

FURNITURE AND FIXTURES - 0.49%
1,337		Bassett Furniture Industries, Inc	26,239
4,100		Ethan Allen Interiors, Inc	164,082
6,114		Furniture Brands International, Inc	153,156
800		Hooker Furniture Corp	18,160
5,658	*	Interface, Inc (Class A)	56,410
2,801		Kimball International, Inc (Class B)	41,483
6,609		La-Z-Boy, Inc	101,580
4,579	*	Select Comfort Corp	82,147
700		Stanley Furniture Co, Inc	31,465
2,438	*	Tempur-Pedic International, Inc	51,686

		TOTAL FURNITURE AND FIXTURES	726,408

FURNITURE AND HOMEFURNISHINGS STORES - 0.48%
2,748	*	Cost Plus, Inc	88,293
600	*	Design Within Reach, Inc	8,730
1,457	*	Electronics Boutique Holdings Corp	62,564
4,700	*	GameStop Corp (Class B)	105,327
3,099	*	Guitar Center, Inc	163,286
2,400		Haverty Furniture Cos, Inc	44,400
1,300	*	Kirkland's, Inc	15,977
5,636	*	Linens 'n Things, Inc	139,773
3,300	*	Restoration Hardware, Inc	18,942
4,500	*	The Bombay Co, Inc	24,885
2,847	*	Trans World Entertainment Corp	35,502

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	707,679

GENERAL BUILDING CONTRACTORS - 0.64%
1,715		Beazer Homes U.S.A., Inc	250,750
1,955		Brookfield Homes Corp	66,275
506	*	Dominion Homes, Inc	12,763
1,925		Levitt Corp (Class A)	58,847
1,600		M/I Homes, Inc	88,176
1,300	*	Meritage Homes Corp	146,510

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

1,280	*	Palm Harbor Homes, Inc	$21,606
958	*	Perini Corp	15,989
1,153		Technical Olympic U.S.A., Inc	29,263
2,898		Walter Industries, Inc	97,750
4,283	*	WCI Communities, Inc	125,920
478	*	William Lyon Homes, Inc	33,575

		TOTAL GENERAL BUILDING CONTRACTORS	947,424

GENERAL MERCHANDISE STORES - 0.41%
6,137	*	99 Cents Only Stores	99,174
488		Bon-Ton Stores, Inc	7,686
2,475	*	Brookstone, Inc	48,386
6,300		Casey's General Stores, Inc	114,345
922	*	Conn's, Inc	15,508
4,897		Fred's, Inc	85,208
766	*	Gander Mountain Co	9,828
1,648	*	Retail Ventures, Inc	11,701
3,500	*	ShopKo Stores, Inc	65,380
3,090	*	Stein Mart, Inc	52,715
3,215	*	Tuesday Morning Corp	98,475

		TOTAL GENERAL MERCHANDISE STORES	608,406

HEALTH SERVICES - 2.02%
1,714	*	Amedisys, Inc	55,516
1,365	*	America Service Group, Inc	36,541
3,600	*	American Healthways, Inc	118,944
3,800	*	Amsurg Corp	112,252
6,221	*	Apria Healthcare Group, Inc	204,982
13,552	*	Beverly Enterprises, Inc	124,001
850	*	Corvel Corp	22,763
2,700	*	Cross Country Healthcare, Inc	48,816
3,110	*	Enzo Biochem, Inc	60,552
11,508	*	First Health Group Corp	215,315
2,494	*	Genesis HealthCare Corp	87,365
3,300	*	Gentiva Health Services, Inc	55,176
7,400		Hooper Holmes, Inc	43,808
3,300	*	Kindred Healthcare, Inc	98,835
2,165	*	LabOne, Inc	69,367
1,980		LCA-Vision, Inc	46,312
4,810	*	LifePoint Hospitals, Inc	167,484
3,323	*	Magellan Health Services, Inc	113,514
1,300	*	Matria Healthcare, Inc	50,791
667	*	Medcath Corp	16,435
900		National Healthcare Corp	31,770
4,755	*	NeighborCare, Inc	146,074
5,329	*	OCA, Inc	33,839
4,600	*	Odyssey HealthCare, Inc	62,928
1,700		Option Care, Inc	29,223
2,765	*	Pediatrix Medical Group, Inc	177,098
6,200	*	Province Healthcare Co	138,570
1,569	*	Psychiatric Solutions, Inc	57,363
700	*	Radiation Therapy Services, Inc	11,900
2,100	*	RehabCare Group, Inc	58,779
11,603		Select Medical Corp	204,213
1,100	*	Specialty Laboratories, Inc	12,144
700	*	Stereotaxis, Inc	6,881
2,000	*	Sunrise Senior Living, Inc	92,720
1,121	*	Symbion, Inc	24,752

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

3,531	*	United Surgical Partners International, Inc	$147,243
1,146	*	VistaCare, Inc (Class A)	19,058

		TOTAL HEALTH SERVICES	3,003,324

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.13%
4,268		Granite Construction, Inc	113,529
3,400	*	Insituform Technologies, Inc (Class A)	77,078

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	190,607

HOLDING AND OTHER INVESTMENT OFFICES - 10.96%
1,800	*	4Kids Entertainment, Inc	37,836
4,600		Aames Investment Corp	49,220
3,041		Acadia Realty Trust	49,568
3,199		Affordable Residential Communities	45,906
1,650		Alabama National Bancorp	106,425
300	*	Alexander's, Inc	64,500
2,660		Alexandria Real Estate Equities, Inc	197,957
3,300		Amcore Financial, Inc	106,194
1,400		American Campus Communities, Inc	31,486
13,559		American Financial Realty Trust	219,385
4,230		American Home Mortgage Investment Corp	144,878
2,900		AMLI Residential Properties Trust	92,800
6,874		Anthracite Capital, Inc	84,963
6,000		Anworth Mortgage Asset Corp	64,260
7,717		Apollo Investment Corp	116,527
942		Arbor Realty Trust, Inc	23,117
2,504		Ashford Hospitality Trust, Inc	27,218
640	*	Bancorp, Inc	10,240
1,800		Bedford Property Investors	51,138
1,500		Bimini Mortgage Management, Inc (Class A)	24,090
4,000		BioMed Realty Trust, Inc	88,840
6,000		Brandywine Realty Trust	176,340
7,700		Brookline Bancorp, Inc	125,664
4,200		Capital Automotive REIT	149,205
2,932		Capital Lease Funding, Inc	36,650
237		Capital Southwest Corp	18,609
1,502		Capital Trust, Inc	46,126
1,200		Capitol Bancorp Ltd	42,264
1,900		Capstead Mortgage Corp	20,026
6,823		CarrAmerica Realty Corp	225,159
2,054		Cedar Shopping Centers, Inc	29,372
900		Cherokee, Inc	31,752
2,333	*	Circle Group Holdings, Inc	5,179
1,000		Cohen & Steers, Inc	16,250
2,400		Colonial Properties Trust	94,248
6,425		Commercial Net Lease Realty, Inc	132,355
1,386		Community Banks, Inc	39,030
6,246	*	Cornerstone Realty Income Trust, Inc	62,335
4,700		Corporate Office Properties Trust	137,945
1,400		Correctional Properties Trust	40,432
4,569		Cousins Properties, Inc	138,304
3,200		CRT Properties, Inc	76,352
2,500		Eastgroup Properties, Inc	95,800
400	*	Enstar Group, Inc	25,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

3,200		Entertainment Properties Trust	$142,560
5,800		Equity Inns, Inc	68,092
2,329		Equity Lifestyle Properties, Inc	83,262
3,900		Equity One, Inc	92,547
2,855		Essex Property Trust, Inc	239,249
2,600		Extra Space Storage, Inc	34,658
6,590	*	FelCor Lodging Trust, Inc	96,544
2,208	*	First Acceptance Corp	19,784
1,501		First Indiana Corp	33,788
5,400		First Industrial Realty Trust, Inc	219,942
10,402		First Niagara Financial Group, Inc	145,108
1,571		First Place Financial Corp	35,175
4,000		Gables Residential Trust	143,160
1,260		German American Bancorp	20,286
1,200		Gladstone Capital Corp	28,440
3,799		Glenborough Realty Trust, Inc	80,843
4,500		Glimcher Realty Trust	124,695
1,200		Global Signal, Inc	33,048
2,047		Government Properties Trust, Inc	20,183
1,200		Gramercy Capital Corp	24,720
6,493		Greater Bay Bancorp	181,025
1,976		Harris & Harris Group, Inc	32,367
5,995		Healthcare Realty Trust, Inc	243,997
3,500		Heritage Property Investment Trust	112,315
4,315		Highland Hospitality Corp	48,501
6,700		Highwoods Properties, Inc	185,590
4,085		Home Properties, Inc	175,655
4,300		HomeBanc Corp	41,624
9,403		IMPAC Mortgage Holdings, Inc	213,166
4,100		Innkeepers U.S.A. Trust	58,220
5,600		Investors Real Estate Trust	58,744
32,520		iShares Russell 2000 Index Fund	4,211,340
3,495		Kilroy Realty Corp	149,411
2,200		Kite Realty Group Trust	33,616
2,900		Kramont Realty Trust	67,860
23,600	*	La Quinta Corp	214,524
3,400		LaSalle Hotel Properties	108,222
5,800		Lexington Corporate Properties Trust	130,964
1,829		LTC Properties, Inc	36,415
4,593		Luminent Mortgage Capital, Inc	54,657
4,323		Maguire Properties, Inc	118,710
10,800	*	Meristar Hospitality Corp	90,180
10,300		MFA Mortgage Investments, Inc	90,846
2,200		Mid-America Apartment Communities, Inc	90,684
2,100		Mission West Properties, Inc	22,344
1,900		MortgageIT Holdings, Inc	34,105
3,007		National Health Investors, Inc	87,744
8,900		Nationwide Health Properties, Inc	211,375
5,050		New Century Financial Corp	322,746
4,500		Newcastle Investment Corp	143,010
3,400		Novastar Financial, Inc	168,300
5,348		Omega Healthcare Investors, Inc	63,106
2,447		Oriental Financial Group, Inc	69,275
533		Origen Financial, Inc	3,987
1,400		Parkway Properties, Inc	71,050
4,220		Pennsylvania Real Estate Investment Trust	180,616
5,100		Post Properties, Inc	177,990
5,664		Prentiss Properties Trust	216,365
2,100		PrivateBancorp, Inc	67,683

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

1,900		Prosperity Bancshares, Inc	$55,499
2,000		PS Business Parks, Inc	90,200
3,000		RAIT Investment Trust	83,910
1,700		Ramco-Gershenson Properties	54,825
4,958		Realty Income Corp	250,776
2,139		Redwood Trust, Inc	132,811
1,900		Sandy Spring Bancorp, Inc	72,827
1,500		Saul Centers, Inc	57,375
6,300		Saxon Capital, Inc	151,137
6,700		Senior Housing Properties Trust	126,898
1,900		Sovran Self Storage, Inc	80,066
2,600		Strategic Hotel Capital, Inc	42,900
1,500		Suffolk Bancorp	52,245
3,700		Summit Properties, Inc	120,472
1,800		Sun Communities, Inc	72,450
2,800		Sunstone Hotel Investors, Inc	58,184
5,715		Susquehanna Bancshares, Inc	142,589
3,564		Tanger Factory Outlet Centers, Inc	94,303
1,000	*	Tarragon Realty Investors, Inc	17,850
6,100		Taubman Centers, Inc	182,695
982		Tompkins Trustco, Inc	52,527
2,200		Town & Country Trust	60,786
3,018		U.S. Restaurant Properties, Inc	54,505
1,500		Universal Health Realty Income Trust	48,195
2,900		Urstadt Biddle Properties, Inc (Class A)	49,445
3,000		U-Store-It Trust	52,050
5,200		Washington Real Estate Investment Trust	176,124
3,912		Waypoint Financial Corp	110,905
616		Westfield Financial, Inc	15,905
2,871		Winston Hotels, Inc	33,907

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,269,719

HOTELS AND OTHER LODGING PLACES - 0.37%
1,300		Ameristar Casinos, Inc	56,043
2,045	*	Bluegreen Corp	40,552
5,800		Boyd Gaming Corp	241,570
1,122	*	Empire Resorts, Inc	12,510
2,500		Marcus Corp	62,850
4,435	*	Pinnacle Entertainment, Inc	87,724
2,500	*	Vail Resorts, Inc	56,050

		TOTAL HOTELS AND OTHER LODGING PLACES	557,299

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.06%
1,200	*	Aaon, Inc	19,284
3,000	*	Actuant Corp	156,450
13,611	*	Adaptec, Inc	103,307
7,942	*	Advanced Digital Information Corp	79,579
3,298		Albany International Corp (Class A)	115,958
1,779	*	Astec Industries, Inc	30,617
1,000	*	ASV, Inc	47,900
5,877	*	Asyst Technologies, Inc	29,914
3,636	*	Authentidate Holding Corp	22,507
12,588	*	Axcelis Technologies, Inc	102,340

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,034		Black Box Corp	$97,673
600	*	Blount International, Inc	10,452
5,597	*	Brooks Automation, Inc	96,380
1,550		Bucyrus International, Inc (Class A)	62,992
1,400		Cascade Corp	55,930
10,511	*	Cirrus Logic, Inc	57,916
10,721	*	Cray, Inc	49,960
2,200	*	Cuno, Inc	130,680
4,575	*	Cymer, Inc	135,146
5,360	*	Dot Hill Systems Corp	42,022
787	*	Dril-Quip, Inc	19,093
6,842	*	Electronics For Imaging, Inc	119,119
10,006	*	Emulex Corp	168,501
2,738		Engineered Support Systems, Inc	162,144
2,634	*	EnPro Industries, Inc	77,887
3,093	*	Esterline Technologies Corp	100,986
3,527	*	FalconStor Software, Inc	33,753
1,735	*	Flanders Corp	16,656
6,800	*	Flowserve Corp	187,272
3,787	*	FSI International, Inc	17,685
2,400	*	Gardner Denver, Inc	87,096
28,078	*	Gateway, Inc	168,749
800	*	General Binding Corp	10,512
4,303	*	Global Power Equipment Group, Inc	42,342
1,250		Gorman-Rupp Co	28,750
2,000	*	Hydril	91,020
6,282	*	Hypercom Corp	37,189
6,364		IDEX Corp	257,742
5,100	*	InFocus Corp	46,716
2,140	*	Intevac, Inc	16,178
7,000	*	Iomega Corp	38,780
5,444		JLG Industries, Inc	106,866
6,364		Joy Global, Inc	276,389
1,800	*	Kadant, Inc	36,900
3,600		Kaydon Corp	118,872
4,500		Kennametal, Inc	223,965
3,482	*	Komag, Inc	65,392
6,404	*	Kulicke & Soffa Industries, Inc	55,202
5,643		Lennox International, Inc	114,835
4,257		Lincoln Electric Holdings, Inc	147,037
1,600		Lindsay Manufacturing Co	41,408
800		Lufkin Industries, Inc	31,926
3,392		Manitowoc Co, Inc	127,709
1,248	*	Maxwell Technologies, Inc	12,655
1,998	*	Micros Systems, Inc	155,964
524		Middleby Corp	26,577
3,452	*	Milacron, Inc	11,702
3,026		Modine Manufacturing Co	102,188
600		Nacco Industries, Inc (Class A)	63,240
2,751	*	Netgear, Inc	50,041
3,222		Nordson Corp	129,106
3,500	*	Oil States International, Inc	67,515
2,764	*	Omnicell, Inc	30,404
1,700	*	Overland Storage, Inc	28,373
5,266	*	PalmOne, Inc	166,142
4,343	*	Paxar Corp	96,284
1,875	*	Planar Systems, Inc	21,056
3,347	*	Presstek, Inc	32,399

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

3,039	*	ProQuest Co	$90,258
22,528	*	Quantum Corp	59,023
1,400		Robbins & Myers, Inc	33,362
1,295		Sauer-Danfoss, Inc	28,244
954		Schawk, Inc	17,344
9,657	*	Scientific Games Corp (Class A)	230,223
2,169	*	Semitool, Inc	20,128
33,022	*	Silicon Graphics, Inc	57,128
2,510	*	Simpletech, Inc	11,546
1,433		Standex International Corp	40,826
3,647		Stewart & Stevenson Services, Inc	73,779
9,800	b*	Surebeam Corp (Class A)	66
2,039		Tecumseh Products Co (Class A)	97,464
1,010		Tennant Co	40,047
6,200	*	Terex Corp	295,430
1,816		Thomas Industries, Inc	72,495
2,867		Toro Co	233,230
1,026	*	Transact Technologies, Inc	21,915
2,700	*	Ultratech, Inc	50,895
6,030	*	UNOVA, Inc	152,499
3,300	*	Veeco Instruments, Inc	69,531
3,950	*	WJ Communications	13,588
1,200		Woodward Governor Co	85,932
21,763	*	Xybernaut Corp	26,768
5,174		York International Corp	178,710

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,515,755

INSTRUMENTS AND RELATED PRODUCTS - 5.24%
2,063	*	Abaxis, Inc	29,893
1,793	*	Abiomed, Inc	27,684
1,080	*	ADE Corp	20,218
4,518	*	Advanced Medical Optics, Inc	185,871
2,510	*	Advanced Neuromodulation Systems, Inc	99,045
1,162	*	Aksys Ltd	6,461
6,588	*	Align Technology, Inc	70,821
3,198	*	American Medical Systems Holdings, Inc	133,708
1,500		Analogic Corp	67,185
391	*	Animas Corp	6,111
2,371		Arrow International, Inc	73,477
2,692	*	Arthrocare Corp	86,306
1,643	*	Aspect Medical Systems, Inc	40,188
2,237	*	August Technology Corp	23,556
1,354		BEI Technologies, Inc	41,812
2,511		Biolase Technology, Inc	27,295
2,189	*	Bio-Rad Laboratories, Inc (Class A)	125,583
2,731	*	Bruker BioSciences Corp	11,006
2,400	*	Candela Corp	27,264
9,291	*	Cardiac Science, Inc	19,883
4,300	*	Cardiodynamics International Corp	22,231
5,335	*	Cepheid, Inc	53,030
900	*	Closure Medical Corp	17,550
5,100		Cognex Corp	142,290
3,758	*	Coherent, Inc	114,394
2,800		Cohu, Inc	51,968

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

3,220	*	Conceptus, Inc	$26,130
3,758	*	Conmed Corp	106,802
12,172	*	Credence Systems Corp	111,374
3,897	*	CTI Molecular Imaging, Inc	55,298
2,165	*	Cyberonics, Inc	44,859
856	*	Cyberoptics Corp	12,729
1,500		Datascope Corp	59,535
2,448	*	Depomed, Inc	13,219
2,300	*	Dionex Corp	130,341
2,201	*	DJ Orthopedics, Inc	47,145
2,914	*	DRS Technologies, Inc	124,457
2,000		EDO Corp	63,500
3,926	*	Encore Medical Corp	26,658
2,770	*	Endocardial Solutions, Inc	32,409
1,600	*	ESCO Technologies, Inc	122,640
800	*	Exactech, Inc	14,632
1,550	*	Excel Technology, Inc	40,300
692		E-Z-Em-Inc	10,103
1,351	*	Faro Technologies, Inc	42,124
3,021	*	FEI Co	63,441
3,523	*	Formfactor, Inc	95,614
600	*	Foxhollow Technologies, Inc	14,754
2,495	*	Haemonetics Corp	90,344
2,700	*	Hanger Orthopedic Group, Inc	21,870
1,300	*	Herley Industries, Inc	26,442
2,600	*	Hologic, Inc	71,422
1,400	*	ICU Medical, Inc	38,276
2,351	*	I-Flow Corp	42,859
1,447		II-VI, Inc	61,483
3,694	*	Illumina, Inc	35,019
652	*	Immunicon Corp	4,551
8,102	*	Input/Output, Inc	71,622
2,591	*	Integra LifeSciences Holding	95,686
1,000	*	Intralase Corp	23,480
4,201	*	Intuitive Surgical, Inc	168,124
3,310		Invacare Corp	153,121
2,337	*	Ionics, Inc	101,286
948	*	Ista Pharmaceuticals, Inc	9,594
2,639	*	Itron, Inc	63,098
3,400	*	Ixia	57,154
1,600		Keithley Instruments, Inc	31,520
1,271	*	Kensey Nash Corp	43,888
1,900	*	KVH Industries, Inc	18,620
2,968	*	Kyphon, Inc	76,456
2,300	*	Laserscope	82,593
1,012	*	LeCroy Corp	23,620
8,895	*	Lexar Media, Inc	69,737
7,712	*	LTX Corp	59,305
1,251	*	Measurement Specialties, Inc	31,850
1,100	*	Medical Action Industries, Inc	21,670
5,500		Mentor Corp	185,570
3,046	*	Merit Medical Systems, Inc	46,543
1,500	*	Micro Therapeutics, Inc	5,625
2,700		Mine Safety Appliances Co	136,890
4,103	*	MKS Instruments, Inc	76,111
1,950	*	Molecular Devices Corp	39,195
2,000		Movado Group, Inc	37,300
2,697		MTS Systems Corp	91,186
4,793	*	Nanogen, Inc	35,276

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

5,407	*	Newport Corp	$76,239
592	*	NuVasive, Inc	6,068
2,763		Oakley, Inc	35,228
2,600	*	Ocular Sciences, Inc	127,426
6,548	*	Orbital Sciences Corp	77,463
4,800	*	Orthologic Corp	30,000
5,810	*	Orthovita, Inc	24,344
1,520	*	Palomar Medical Technologies, Inc	39,626
2,100	*	Photon Dynamics, Inc	50,988
8,700	*	Pinnacle Systems, Inc	53,070
2,032	*	Possis Medical, Inc	27,391
4,363	*	RAE Systems, Inc	31,850
1,920	*	Rofin-Sinar Technologies, Inc	81,504
1,600	*	Rudolph Technologies, Inc	27,472
1,433	*	Sirf Technology Holdings, Inc	18,228
4,000	*	Sola International, Inc	110,160
2,327	*	Sonic Innovations, Inc	9,704
2,400	*	Sonic Solutions, Inc	53,856
1,900	*	SonoSite, Inc	64,505
3,500	*	Star Scientific, Inc	17,798
8,611	*	Steris Corp	204,253
4,855	*	Sybron Dental Specialties, Inc	171,770
915		Sypris Solutions, Inc	14,009
5,175	*	Techne Corp	201,308
528		Tektronix, Inc	15,951
5,670	*	Thermogenesis	35,948
5,500	*	Thoratec Corp	57,310
6,266	*	Trimble Navigation Ltd	207,029
3,549	*	TriPath Imaging, Inc	31,835
1,200		United Industrial Corp	46,488
1,689	*	Urologix, Inc	10,928
4,256	*	Varian, Inc	174,539
1,700	*	Ventana Medical Systems, Inc	108,783
3,899	*	Viasys Healthcare, Inc	74,081
3,830	*	Viisage Technology, Inc	34,508
6,137	*	Visx, Inc	158,764
700		Vital Signs, Inc	27,244
700	*	Vnus Medical Technologies, Inc	9,464
3,336	*	Wright Medical Group, Inc	95,076
2,700		X-Rite, Inc	43,227
600		Young Innovations, Inc	20,238
1,100	*	Zoll Medical Corp	37,840
2,300	*	Zygo Corp	27,117

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,801,910

INSURANCE AGENTS, BROKERS AND SERVICE - 0.27%
2,100	*	Clark, Inc	32,592
1,400		Crawford & Co (Class B)	10,500
3,960		Hilb, Rogal & Hamilton Co	143,510
4,225		National Financial Partners Corp	163,930
4,480	*	USI Holdings Corp	51,834

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	402,366

INSURANCE CARRIERS - 2.67%
3,000		21st Century Insurance Group	40,800
1,100		Affirmative Insurance Holdings, Inc	18,524
4,600		Alfa Corp	69,851

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,745		American Equity Investment Life Holding Co	$29,564
1,143	*	American Physicians Capital, Inc	41,171
3,132	*	AMERIGROUP Corp	236,967
5,003		AmerUs Group Co	226,636
3,036	*	Argonaut Group, Inc	64,151
1,000		Baldwin & Lyons, Inc (Class B)	26,790
1,995		Bristol West Holdings, Inc	39,900
5,100	*	Centene Corp	144,585
3,252	*	Ceres Group, Inc	16,780
4,007	*	Citizens, Inc	25,525
2,100	*	CNA Surety Corp	28,035
2,961		Commerce Group, Inc	180,739
5,665	*	Danielson Holdings Corp	47,869
3,025		Delphi Financial Group, Inc (Class A)	139,604
1,993		Direct General Corp	63,975
600		Donegal Group, Inc	13,758
689		EMC Insurance Group, Inc	14,910
1,500		FBL Financial Group, Inc (Class A)	42,825
881	*	FPIC Insurance Group, Inc	31,170
902		Great American Financial Resources, Inc	15,668
1,833		Harleysville Group, Inc	43,754
2,500	*	HealthExtras, Inc	40,750
5,300		Horace Mann Educators Corp	101,124
727		Independence Holding Co	13,413
2,680		Infinity Property & Casualty Corp	94,336
500		Kansas City Life Insurance Co	23,650
2,146		Landamerica Financial Group, Inc	115,734
1,000		Midland Co	31,270
1,288	*	Molina Healthcare, Inc	59,737
300	*	National Western Life Insurance Co (Class A)	49,983
1,099	*	Navigators Group, Inc	33,091
300		NYMAGIC, Inc	7,590
7,500	*	Ohio Casualty Corp	174,075
1,200		Penn-America Group, Inc	18,120
2,300	*	Philadelphia Consolidated Holding Corp	152,122
11,724		Phoenix Cos, Inc	146,550
806	*	Pico Holdings, Inc	16,741
3,400	*	PMA Capital Corp (Class A)	35,190
2,700		Presidential Life Corp	45,792
3,308	*	ProAssurance Corp	129,376
2,800		RLI Corp	116,396
1,300		Safety Insurance Group, Inc	40,495
3,602		Selective Insurance Group, Inc	159,352
2,903	*	Sierra Health Services, Inc	159,984
1,700		State Auto Financial Corp	43,945
2,161		Stewart Information Services Corp	90,006
1,600		Tower Group, Inc	19,200
1,200	*	Triad Guaranty, Inc	72,576
4,725		UICI	160,178
1,800		United Fire & Casualty Co	60,678
3,100	*	Universal American Financial Corp	47,957
4,253	*	Vesta Insurance Group, Inc	15,651
1,200	*	WellCare Health Plans, Inc	39,000
1,200		Zenith National Insurance Corp	59,808

		TOTAL INSURANCE CARRIERS	3,977,421

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,073	*	Geo Group, Inc	$28,520

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	28,520

LEATHER AND LEATHER PRODUCTS - 0.24%
2,330		Brown Shoe Co, Inc	69,504
3,200		K-Swiss, Inc (Class A)	93,184
1,300	*	Steven Madden Ltd	24,518
400		Weyco Group, Inc	17,716
5,062		Wolverine World Wide, Inc	159,048

		TOTAL LEATHER AND LEATHER PRODUCTS	363,970

LEGAL SERVICES - 0.03%
1,316		Pre-Paid Legal Services, Inc	49,416

		TOTAL LEGAL SERVICES	49,416

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.18%
12,812	*	Laidlaw International, Inc	274,177

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	274,177

LUMBER AND WOOD PRODUCTS - 0.23%
1,400		American Woodmark Corp	61,152
8,900	*	Champion Enterprises, Inc	105,198
1,319		Deltic Timber Corp	55,992
800		Skyline Corp	32,640
1,900		Universal Forest Products, Inc	82,460

		TOTAL LUMBER AND WOOD PRODUCTS	337,442

METAL MINING - 0.29%
1,300		Cleveland-Cliffs, Inc	135,018
30,040	*	Coeur D'alene Mines Corp	118,057
14,011	*	Hecla Mining Co	81,684
2,200		Royal Gold, Inc	40,128
5,075	*	Stillwater Mining Co	57,145

		TOTAL METAL MINING	432,032

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
3,503		Blyth, Inc	103,549
8,442		Callaway Golf Co	113,967
1,927	*	Daktronics, Inc	47,963
827		Escalade, Inc	11,049
10,970	*	Identix, Inc	80,959
3,154	*	Jakks Pacific, Inc	69,735
5,291	*	K2, Inc	84,021
3,475	*	Leapfrog Enterprises, Inc	47,260
3,591		Nautilus Group, Inc	86,794
2,100	*	Oneida Ltd	6,426
1,300		Penn Engineering & Manufacturing Corp	23,530
2,043	*	RC2 Corp	66,602

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

982		Russ Berrie & Co, Inc	$22,429
2,920	*	Shuffle Master, Inc	137,532
789	*	Steinway Musical Instruments, Inc	22,834
6,176	*	Yankee Candle Co, Inc	204,920

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,129,570

MISCELLANEOUS RETAIL - 1.03%
2,800	*	1-800-Flowers.com, Inc (Class A)	23,548
1,700	*	AC Moore Arts & Crafts, Inc	48,977
4,315	*	Alloy, Inc	34,822
2,573		Big 5 Sporting Goods Corp	74,977
1,100		Blair Corp	39,226
482	*	Blue Nile, Inc	13,313
1,000	*	Build-A-Bear Workshop, Inc	35,150
3,654		Cash America International, Inc	108,633
2,785	*	Coldwater Creek, Inc	85,973
3,800	*	Dick's Sporting Goods, Inc	133,570
5,480	*	Drugstore.com, Inc	18,632
50	b,v*	FAO, Inc	-
900	*	Friedman's, Inc (Class A)	1,161
2,400		Hancock Fabrics, Inc	24,888
2,971	*	Hibbett Sporting Goods, Inc	79,058
2,300	*	Jill (J.) Group, Inc	34,247
3,856		Longs Drug Stores Corp	106,310
1,500	*	Overstock.com, Inc	103,500
1,500	*	Party City Corp	19,395
900	*	PC Connection, Inc	8,568
1,022	*	PC Mall, Inc	22,872
2,993	*	Priceline.com, Inc	70,605
1,500	*	Sharper Image Corp	28,275
2,815	*	Sports Authority, Inc	72,486
2,200		Stamps.com, Inc	34,848
1,300	*	Systemax, Inc	9,542
2,300	*	Valuevision International, Inc (Class A)	31,993
1,491		World Fuel Services Corp	74,252
6,700	*	Zale Corp	200,129

		TOTAL MISCELLANEOUS RETAIL	1,538,950

MOTION PICTURES - 0.13%
1,036		Carmike Cinemas, Inc	37,814
6,613	*	Hollywood Entertainment Corp	86,564
3,100		Movie Gallery, Inc	59,117
1,800	*	Reading International, Inc	15,048

		TOTAL MOTION PICTURES	198,543

NONDEPOSITORY INSTITUTIONS - 0.60%
2,028	*	Accredited Home Lenders Holding Co	100,751
2,597		Advanta Corp (Class A)	58,744
1,251		Asta Funding, Inc	33,577
1,474		Beverly Hills Bancorp, Inc	14,887
5,583		CharterMac	136,449
1,000	*	Collegiate Funding Services LLC	14,090

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,424	*	CompuCredit Corp	$66,272
1,246	*	Credit Acceptance Corp	31,711
1,700	b*	DVI, Inc	2
1,516	*	Encore Capital Group, Inc	36,050
1,120		Federal Agricultural Mortgage Corp (Class C)	26,096
2,138		Financial Federal Corp	83,810
1,340	*	First Cash Financial Services, Inc	35,791
4,200		MCG Capital Corp	71,946
4,100	*	Metris Cos, Inc	52,275
1,095	*	Nelnet, Inc	29,488
2,100	*	NGP Capital Resources Co	32,277
500	*	United PanAm Financial Corp	9,530
2,000	*	World Acceptance Corp	55,020

		TOTAL NONDEPOSITORY INSTITUTIONS	888,766

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,549		Amcol International Corp	51,209
1,889		Compass Minerals International, Inc	45,770

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	96,979

OIL AND GAS EXTRACTION - 3.89%
359	*	Atlas America, Inc	12,834
1,446	*	Atwood Oceanics, Inc	75,337
2,200		Berry Petroleum Co (Class A)	104,940
2,806	*	Brigham Exploration Co	25,254
4,122		Cabot Oil & Gas Corp (Class A)	182,399
4,700	*	Cal Dive International, Inc	191,525
1,565	*	Callon Petroleum Co	22,630
2,377	*	Cheniere Energy, Inc	151,415
5,297	*	Cimarex Energy Co	200,756
700	*	Clayton Williams Energy, Inc	16,030
4,400	*	Comstock Resources, Inc	97,020
2,459	*	Delta Petroleum Corp	38,557
6,944	*	Denbury Resources, Inc	190,613
1,645	*	Edge Petroleum Corp	23,984
3,053	*	Encore Acquisition Co	106,580
2,900	*	Energy Partners Ltd	58,783
6,276	*	Forest Oil Corp	199,075
3,959	*	FX Energy, Inc	46,241
10,600	*	Global Industries Ltd	87,874
23,300	*	Grey Wolf, Inc	122,791
9,514	*	Hanover Compressor Co	134,433
4,561	*	Harvest Natural Resources, Inc	78,768
6,258		Helmerich & Payne, Inc	213,022
1,498	*	Houston Exploration Co	84,352
6,159	b*	KCS Energy, Inc	91,030
16,462	*	Key Energy Services, Inc	194,252
10,961	*	Magnum Hunter Resources, Inc	141,397
2,300	*	McMoRan Exploration Co	43,010
7,600	*	Meridian Resource Corp	45,980
5,089	*	Mission Resources Corp	29,720
10,600	*	Newpark Resources, Inc	54,590
3,200	*	Oceaneering International, Inc	119,424
11,900	*	Parker Drilling Co	46,767
2,300		Penn Virginia Corp	93,311
800	v*	PetroCorp, Inc (Escrow)	-
2,100	*	Petroleum Development Corp	80,997

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

9,714	*	Plains Exploration & Production Co	$252,564
3,700	*	Quicksilver Resources, Inc	136,086
8,541		Range Resources Corp	174,749
2,800	*	Remington Oil & Gas Corp	76,300
1,300		RPC, Inc	32,656
2,300	*	Seacor Smit, Inc	122,820
4,522	*	Southwestern Energy Co	229,220
3,162	*	Spinnaker Exploration Co	110,891
3,600		St. Mary Land & Exploration Co	150,264
2,921	*	Stone Energy Corp	131,708
6,788	*	Superior Energy Services, Inc	104,603
3,500	*	Swift Energy Co	101,290
3,324	*	Syntroleum Corp	26,692
2,900	*	Tetra Technologies, Inc	82,070
1,526	*	Todco	28,109
2,800	*	Transmontaigne, Inc	17,164
4,785	*	Unit Corp	182,835
4,329	*	Veritas DGC, Inc	97,013
6,544		Vintage Petroleum, Inc	148,483
3,000	*	W-H Energy Services, Inc	67,080
3,481	*	Whiting Petroleum Corp	105,300

		TOTAL OIL AND GAS EXTRACTION	5,783,588

PAPER AND ALLIED PRODUCTS - 0.66%
3,560	*	Buckeye Technologies, Inc	46,316
3,546	*	Caraustar Industries, Inc	59,644
2,422		Chesapeake Corp	65,782
3,500		Glatfelter	53,480
8,265	*	Graphic Packaging Corp	59,508
1,681		Greif, Inc (Class A)	94,136
6,503		Longview Fibre Co	117,964
4,100	*	Playtex Products, Inc	32,759
2,089		Pope & Talbot, Inc	35,743
3,700		Potlatch Corp	187,146
3,700		Rock-Tenn Co (Class A)	56,092
2,000		Schweitzer-Mauduit International, Inc	67,900
5,700		Wausau-Mosinee Paper Corp	101,802

		TOTAL PAPER AND ALLIED PRODUCTS	978,272

PERSONAL SERVICES - 0.28%
5,016	b*	Alderwoods Group, Inc	57,082
1,200		Angelica Corp	32,460
2,691	*	Coinstar, Inc	72,200
2,240		G & K Services, Inc (Class A)	97,261
4,700		Jackson Hewitt Tax Service, Inc	118,675
1,200		Unifirst Corp	33,936

		TOTAL PERSONAL SERVICES	411,614

PETROLEUM AND COAL PRODUCTS - 0.49%
2,600		ElkCorp	88,972
3,467		Frontier Oil Corp	92,430
1,322	*	Giant Industries, Inc	35,046
4,200	*	Headwaters, Inc	119,700
2,622		Holly Corp	73,075
8,300	*	Tesoro Corp	264,438

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,200		WD-40 Co	$62,502

		TOTAL PETROLEUM AND COAL PRODUCTS	736,163

PRIMARY METAL INDUSTRIES - 1.99%
13,700	*	AK Steel Holding Corp	198,239
1,760	*	Aleris International, Inc	29,779
11,950		Allegheny Technologies, Inc	258,957
5,957		Belden CDT, Inc	138,202
2,400	*	Brush Engineered Materials, Inc	44,400
3,100		Carpenter Technology Corp	181,226
2,278	*	Century Aluminum Co	59,820
6,713	*	CommScope, Inc	126,876
2,626		Curtiss-Wright Corp	150,759
2,100	*	Encore Wire Corp	27,993
4,900	*	General Cable Corp	67,865
2,896		Gibraltar Industries, Inc	68,404
3,600	*	Lone Star Technologies, Inc	120,456
4,074		Matthews International Corp (Class A)	149,923
5,358	*	Maverick Tube Corp	162,347
4,400		Mueller Industries, Inc	141,680
2,203		NN, Inc	29,102
2,300	*	NS Group, Inc	63,940
4,297	*	Oregon Steel Mills, Inc	87,186
2,096		Quanex Corp	143,723
2,700	*	RTI International Metals, Inc	55,458
3,047		Ryerson Tull, Inc	47,990
2,499		Schnitzer Steel Industries, Inc (Class A)	84,791
4,721		Steel Dynamics, Inc	178,831
1,349		Steel Technologies, Inc	37,111
2,686		Texas Industries, Inc	167,553
850	*	Titanium Metals Corp	20,519
3,578		Tredegar Corp	72,311
1,102	*	Wheeling-Pittsburgh Corp	42,471

		TOTAL PRIMARY METAL INDUSTRIES	2,957,912

PRINTING AND PUBLISHING - 1.19%
8,055		American Greetings Corp (Class A)	204,194
3,100		Banta Corp	138,756
4,400		Bowne & Co, Inc	71,544
1,500	*	Consolidated Graphics, Inc	68,850
750		Courier Corp	38,940
800		CSS Industries, Inc	25,408
2,200		Ennis, Inc	42,350
3,700		Harland (John H.) Co	133,570
7,145		Hollinger International, Inc	112,034
2,526		Journal Communications, Inc	45,645
5,271	*	Journal Register Co	101,888
1,500	*	Martha Stewart Living Omnimedia, Inc (Class A)	43,530
2,600	*	Playboy Enterprises, Inc (Class B)	31,954
16,542	*	Primedia, Inc	62,860
1,100		Pulitzer, Inc	71,335
12,254		Reader's Digest Association, Inc (Class A)	170,453
3,732	*	Scholastic Corp	137,935
1,600		Standard Register Co	22,592
1,088		Thomas Nelson, Inc	24,589
6,511	*	Valassis Communications, Inc	227,950

		TOTAL PRINTING AND PUBLISHING	1,776,377

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 0.22%
2,695		Florida East Coast Industries	$121,545
2,270	*	Genesee & Wyoming, Inc (Class A)	63,855
7,654	*	Kansas City Southern Industries, Inc	135,705

		TOTAL RAILROAD TRANSPORTATION	321,105

REAL ESTATE - 0.43%
649	*	Avatar Holdings, Inc	31,217
3,200	*	CB Richard Ellis Group, Inc	107,360
700		Consolidated-Tomoka Land Co	30,100
4,100	*	Jones Lang LaSalle, Inc	153,381
2,135		LNR Property Corp	134,313
45	*	MI Developments, Inc (Class A)	1,358
400	*	Orleans Homebuilders, Inc	7,940
12,977	*	Stewart Enterprises, Inc (Class A)	90,709
4,000	*	Trammell Crow Co	72,440
600	*	ZipRealty, Inc	10,722

		TOTAL REAL ESTATE	639,540

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.00%
1,875	*	Applied Films Corp	40,425
4,615		Aptargroup, Inc	243,580
1,451		Bandag, Inc	72,274
8,211		Cooper Tire & Rubber Co	176,947
1,145	*	Deckers Outdoor Corp	53,804
19,138	*	Goodyear Tire & Rubber Co	280,563
3,436	*	Jarden Corp	149,260
2,722		Myers Industries, Inc	34,842
1,000		Quixote Corp	20,330
3,900		Schulman (A.), Inc	83,499
2,500	*	Skechers U.S.A., Inc (Class A)	32,400
3,286		Spartech Corp	89,018
1,347	*	Trex Co, Inc	70,637
6,648		Tupperware Corp	137,747

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,485,326

SECURITY AND COMMODITY BROKERS - 0.63%
3,108	*	Affiliated Managers Group, Inc	210,536
779		BKF Capital Group, Inc	29,524
2,600		Calamos Asset Management, Inc (Class A)	70,200
868		Gabelli Asset Management, Inc (Class A)	42,115
700		Greenhill & Co, Inc	20,090
5,554	*	Investment Technology Group, Inc	111,080
14,679	*	Knight Trading Group, Inc	160,735
6,723	*	LaBranche & Co, Inc	60,238
700	*	MarketAxess Holdings, Inc	11,907
2,578	*	Piper Jaffray Cos	123,615
1,400		Sanders Morris Harris Group, Inc	24,934
826	*	Stifel Financial Corp	17,305
1,900		SWS Group, Inc	41,648
200		Value Line, Inc	7,848

		TOTAL SECURITY AND COMMODITY BROKERS	931,775

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

SOCIAL SERVICES - 0.09%
1,600	*	Bright Horizons Family Solutions, Inc	$103,616
2,161	*	Res-Care, Inc	32,890

		TOTAL SOCIAL SERVICES	136,506

SPECIAL TRADE CONTRACTORS - 0.36%
1,518		Chemed Corp	101,873
4,867	*	Comfort Systems U.S.A., Inc	37,379
6,113	*	Dycom Industries, Inc	186,569
1,800	*	EMCOR Group, Inc	81,324
3,200	*	Integrated Electrical Services, Inc	15,488
1,237	*	Layne Christensen Co	22,452
2,300	*	Matrix Service Co	18,538
8,988	*	Quanta Services, Inc	71,904

		TOTAL SPECIAL TRADE CONTRACTORS	535,527

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
880		Ameron International Corp	33,352
1,327	*	Anchor Glass Container Corp	8,917
3,500		Apogee Enterprises, Inc	46,935
3,110	*	Cabot Microelectronics Corp	124,556
1,626		CARBO Ceramics, Inc	112,194
2,431		Eagle Materials, Inc	209,917
1,836		Libbey, Inc	40,778
2,641	*	U.S. Concrete, Inc	20,256
4,096	b*	USG Corp	164,946

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	761,851

TOBACCO PRODUCTS - 0.13%
3,070		Universal Corp (Virginia)	146,869
2,937		Vector Group Ltd	48,842

		TOTAL TOBACCO PRODUCTS	195,711

TRANSPORTATION BY AIR - 0.76%
10,600	*	Airtran Holdings, Inc	113,420
3,800	*	Alaska Air Group, Inc	127,262
4,500	*	America West Holdings Corp (Class B)	29,610
8,383	*	Continental Airlines, Inc (Class B)	113,506
13,457	*	Delta Air Lines, Inc	100,658
4,700	*	ExpressJet Holdings, Inc	60,536
5,662	*	FLYi, Inc	10,022
2,705	*	Forward Air Corp	120,914
4,637	*	Frontier Airlines, Inc	52,908
4,000	*	Mesa Air Group, Inc	31,760
9,445	*	Northwest Airlines Corp	103,234
2,500	*	Offshore Logistics, Inc	81,175
2,481	*	Pinnacle Airlines Corp	34,585
664	*	Republic Airways Holdings, Inc	8,811
7,243		Skywest, Inc	145,295
53	b*	UAL Corp	69

		TOTAL TRANSPORTATION BY AIR	1,133,765

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 1.69%
4,082	*	AAR Corp	$55,597
1,590	*	Aftermarket Technology Corp	25,599
1,813		Arctic Cat, Inc	48,081
8,724		ArvinMeritor, Inc	195,156
7,129	*	BE Aerospace, Inc	82,982
3,108		Clarcor, Inc	170,225
1,878		Coachmen Industries, Inc	32,602
900	*	Ducommun, Inc	18,765
6,063		Federal Signal Corp	107,073
6,810	*	Fleetwood Enterprises, Inc	91,663
6,023	*	GenCorp, Inc	111,847
700		Greenbrier Cos, Inc	23,695
4,821	*	Hayes Lemmerz International, Inc	42,569
2,536		Heico Corp	57,288
174		Heico Corp (Class A)	3,008
2,714		Kaman Corp (Class A)	34,332
91	*	Magna International	7,512
900		Marine Products Corp	23,499
3,285		Monaco Coach Corp	67,572
691		Noble International Ltd	14,089
735	*	Sequa Corp (Class A)	44,945
200	*	Sports Resorts International, Inc	576
1,649		Standard Motor Products, Inc	26,054
414	*	Strattec Security Corp	25,925
2,787		Superior Industries International, Inc	80,962
4,129	*	Teledyne Technologies, Inc	121,516
5,319	*	Tenneco Automotive, Inc	91,700
4,500		Thor Industries, Inc	166,725
4,603		Trinity Industries, Inc	156,870
1,998	*	Triumph Group, Inc	78,921
16,296		Visteon Corp	159,212
3,921	*	Wabash National Corp	105,593
4,933		Westinghouse Air Brake Technologies Corp	105,172
3,268		Winnebago Industries, Inc	127,648

		TOTAL TRANSPORTATION EQUIPMENT	2,504,973

TRANSPORTATION SERVICES - 0.37%
1,000		Ambassadors Group, Inc	35,610
4,500	*	EGL, Inc	134,505
6,146		GATX Corp	181,676
872	*	HUB Group, Inc	45,536
1,700	*	Navigant International, Inc	20,689
3,400	*	Pacer International, Inc	72,284
4,700	*	RailAmerica, Inc	61,335

		TOTAL TRANSPORTATION SERVICES	551,635

TRUCKING AND WAREHOUSING - 0.85%
2,700		Arkansas Best Corp	121,203
1,055	*	Central Freight Lines, Inc	6,647
1,000	*	Covenant Transport, Inc (Class A)	20,820
5,600		Heartland Express, Inc	125,832
3,700	*	Landstar System, Inc	272,468
1,154	*	Marten Transport Ltd	26,230
2,023	*	Old Dominion Freight Line	70,400
3,538		Overnite Corp	131,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

800	*	P.A.M. Transportation Services	$15,000
1,120	*	Quality Distribution, Inc	9,453
1,900	*	SCS Transportation, Inc	44,403
5,668	*	Swift Transportation Co, Inc	121,749
700	*	U.S. Xpress Enterprises, Inc (Class A)	20,510
3,496		USF Corp	132,673
6,054		Werner Enterprises, Inc	137,063

		TOTAL TRUCKING AND WAREHOUSING	1,256,206

WATER TRANSPORTATION - 0.40%
5,225		Alexander & Baldwin, Inc	221,645
1,800	*	Gulfmark Offshore, Inc	40,086
765	*	Hornbeck Offshore Services, Inc	14,765
2,800	*	Kirby Corp	124,264
3,351		Overseas Shipholding Group, Inc	184,975
929	*	Seabulk International, Inc	11,250

		TOTAL WATER TRANSPORTATION	596,985

WHOLESALE TRADE-DURABLE GOODS - 1.76%
900	*	1-800 Contacts, Inc	19,800
2,001		Action Performance Cos, Inc	21,991
3,700		Agilysys, Inc	63,418
1,600	*	Alliance Imaging, Inc	18,000
3,738		Anixter International, Inc	134,531
3,348		Applied Industrial Technologies, Inc	91,735
2,200	*	Audiovox Corp (Class A)	34,716
2,823	*	Aviall, Inc	64,844
1,800		Barnes Group, Inc	47,718
1,800	*	Beacon Roofing Supply, Inc	35,748
2,600	*	BioVeris Corp	19,006
2,260	*	Brightpoint, Inc	44,160
329		Compx International, Inc	5,438
1,600	*	Department 56, Inc	26,640
2,667	*	Digi International, Inc	45,846
2,769	*	Global Imaging Systems, Inc	109,376
2,800		Handleman Co	60,144
2,100	*	Imagistics International, Inc	70,686
6,114	*	Insight Enterprises, Inc	125,459
1,026	*	Insurance Auto Auctions, Inc	23,003
892	*	INTAC International	11,596
2,000	*	Keystone Automotive Industries, Inc	46,500
4,800		Knight Transportation, Inc	119,040
600		Lawson Products, Inc	30,258
1,868	*	LKQ Corp	37,491
1,409	*	Merge Technologies, Inc	31,350
2,189		Metal Management, Inc	58,818
5,457	*	Microtek Medical Holdings, Inc	22,155
2,639	*	Navarre Corp	46,446
4,900		Owens & Minor, Inc	138,033
7,272		Pep Boys-Manny Moe & Jack	124,133
8,435	*	PSS World Medical, Inc	105,564
3,501		Reliance Steel & Aluminum Co	136,399
15,292	*	Safeguard Scientifics, Inc	32,419
1,600	*	Scansource, Inc	99,456
6,765		SCP Pool Corp	215,804
2,500	*	TBC Corp	69,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

SHARES			VALUE

2,800		Watsco, Inc	$98,616
2,100	*	WESCO International, Inc	62,244
5,395	*	Zoran Corp	62,474

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,610,555

WHOLESALE TRADE-NONDURABLE GOODS - 1.63%
5,438		Acuity Brands, Inc	172,928
1,928		Advanced Marketing Services, Inc	19,396
7,489		Airgas, Inc	198,533
3,358	*	Allscripts Healthcare Solutions, Inc	35,830
1,550	*	Central European Distribution Corp	45,787
5,100		Chiquita Brands International, Inc	112,506
83	b*	Daisytek International Corp	-
5,584		DIMON, Inc	37,524
2,400		Getty Realty Corp	68,952
3,200	*	Hain Celestial Group, Inc	66,144
1,062		Kenneth Cole Productions, Inc (Class A)	32,773
400	*	Maui Land & Pineapple Co	15,700
3,879	*	Men's Wearhouse, Inc	123,973
2,594	*	Metals USA, Inc	48,119
1,500		Nash Finch Co	56,640
6,575		Nu Skin Enterprises, Inc (Class A)	166,874
863	*	Nuco2, Inc	19,150
5,790	*	Performance Food Group Co	155,809
7,907		Perrigo Co	136,554
600	*	Perry Ellis International, Inc	12,210
3,636	*	Priority Healthcare Corp (Class B)	79,156
561	*	Provide Commerce, Inc	20,841
3,500		Russell Corp	68,180
2,900	*	School Specialty, Inc	111,824
1,456	*	Smart & Final, Inc	20,952
1,300		Standard Commercial Corp	25,298
4,800		Stride Rite Corp	53,616
3,900	*	Tractor Supply Co	145,119
5,002	*	United Natural Foods, Inc	155,562
4,200	*	United Stationers, Inc	193,996
1,206		Valhi, Inc	19,405

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,419,351

		TOTAL COMMON STOCKS
		(Cost $103,337,565)	147,939,170

PRINCIPAL

SHORT TERM INVESTMENTS - 0.57%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.57%
	Federal Home Loan Bank (FHLB)
$850,000	1.000% 01/03/05	849,848

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	849,848

	TOTAL SHORT TERM INVESTMENTS
	(Cost $849,941)	849,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Small-Cap Blend Index Fund

		VALUE

	TOTAL PORTFOLIO -100.23%	$148,808,210
	(Cost $104,202,744)

	OTHER ASSETS & LIABILITIES, NET - (0.23%)	(353,962)

	NET ASSETS - 100.00%	$148,454,248

*	Non-income producing

b	In bankruptcy

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 2004, the value of these securities amounted to $0.00 or 0.00% of net assets.

v	Security valued at fair value.

	For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
	Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

	Restricted securities held by the Fund are as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

Wiltel Communications (Rts)	11/7/03	$—	$

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS INTERNATIONAL EQUITY INDEX FUND

STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.08%
INSTRUMENTS AND RELATED PRODUCTS - 0.01%
197		Fresenius Medical Care AG.	$11,420

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,420

MOTION PICTURES - 0.02%
831		ProSieben SAT.1 Media AG.	15,249

		TOTAL MOTION PICTURES	15,249

TRANSPORTATION EQUIPMENT - 0.05%
71		Porsche AG.	45,310

		TOTAL TRANSPORTATION EQUIPMENT	45,310

		TOTAL PREFERRED STOCKS
		(Cost $46,682)	71,979

COMMON STOCKS - 99.65%
AGRICULTURAL SERVICES - 0.16%
1,096		Syngenta AG.	116,434
1,502	*	Yara International ASA	19,777

		TOTAL AGRICULTURAL SERVICES	136,211

AMUSEMENT AND RECREATION SERVICES - 0.34%
7,757		EMI Group plc	39,466
1,044		Gamesa Corp Tecnologica S.A.	14,616
1,560		OPAP S.A.	43,172
500		Oriental Land Co Ltd	34,742
400		Sankyo Co Ltd (Gunma)	20,221
700		Sega Sammy Holdings, Inc	38,460
4,862	*	TABCORP Holdings Ltd	65,898
3,476		William Hill plc	37,639

		TOTAL AMUSEMENT AND RECREATION SERVICES	294,214

APPAREL AND ACCESSORY STORES - 0.27%
147		Douglas Holding AG.	5,195
600		Fast Retailing Co Ltd	45,672
4,861		Hennes & Mauritz AB (B Shs)	169,338
200		Shimamura Co Ltd	14,599

		TOTAL APPAREL AND ACCESSORY STORES	234,804

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
789		Ansell Ltd	$5,523
500		Aoyama Trading Co Ltd	13,614
463		Benetton Group S.p.A.	6,123
8,000		Esprit Holdings Ltd	48,374
2,000		Gunze Ltd	9,291
3,500		Kuraray Co Ltd	31,390
5,000		Mitsubishi Rayon Co Ltd	18,200
1,000		Nisshinbo Industries, Inc	7,485
1,000		Onward Kashiyama Co Ltd	14,551
5,000		Toyobo Co Ltd	12,052
300		World Co Ltd	10,540

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	177,143

AUTO REPAIR, SERVICES AND PARKING - 0.09%
1,500		Aisin Seiki Co Ltd	37,987
18,000		ComfortDelgro Corp Ltd	17,091
900		NOK Corp	28,194

		TOTAL AUTO REPAIR, SERVICES AND PARKING	83,272

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.01%
200		Autobacs Seven Co Ltd	5,846

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,846

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
4,000		Cheung Kong Infrastructure Holdings Ltd	11,553
5,775		Wolseley plc	107,936

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	119,489

BUSINESS SERVICES - 2.47%
252		Acciona S.A.	22,299
1,333		Adecco S.A. (Regd)	67,113
9,703		Aegis Group plc	20,119
200		Aeon Credit Service Co Ltd	14,892
300		Asatsu-DK, Inc	8,446
362	*	Atos Origin	24,588
1,959		Autostrade S.p.A.	52,457
473	*	Business Objects	11,946
983	*	Cap Gemini S.A.	31,480
300		Capcom Co Ltd	2,852
6,230		Capita Group plc	43,747
1,857	v*	Cintra Concesiones de Infraestructuras de Transporte S.A.	20,395
4,355		Computershare Ltd	19,357
600		CSK Corp	27,169
430		Dassault Systemes S.A.	21,684
2,000	*	Datacraft Asia Ltd	2,160
15		Dentsu, Inc	40,402
4,000		Deutsche Post AG. (Regd)	91,885
200		Fuji Soft ABC, Inc	6,617
4,903	*	Getronics NV	11,196
3		Goodwill Group, Inc	7,407
10,341	*	Group 4 Securicor plc	27,795
1,449		Haw Par Corp Ltd	4,571
15,202		Hays plc	36,264
200		Hitachi Software Engineering Co Ltd	4,567

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

1,293		Indra Sistemas S.A.	$22,092
704		Intracom S.A.	3,809
448		ISS a/s	25,009
300		Itochu Techno-Science Corp	12,004
3,000		Keppel Land Ltd	4,135
900		Konami Corp	20,860
6,384		LogicaCMG plc	23,625
300		Meitec Corp	11,184
5,350		Misys plc	21,493
600		Namco Ltd	7,875
5		NET One Systems Co Ltd	20,835
200		Nomura Research Institute Ltd	18,737
14		NTT Data Corp	45,223
300		Oracle Corp Japan	15,546
1,009		Public Power Corp	28,253
971		Publicis Groupe S.A.	31,478
5	*	Rakuten, Inc	5,709
45	*	Rakuten, Inc (When Issued)	40,402
438		Randstad Holdings NV	17,235
18,841		Rentokil Initial plc	53,445
13,540		Reuters Group plc	98,133
11,211		Sage Group plc	43,532
1,986		SAP AG.	354,710
2,000		Secom Co Ltd	80,023
2,843		Securitas AB (B Shs)	48,771
900		Seiko Epson Corp	40,051
3,788		Serco Group plc	17,454
41		SGS S.A.	28,719
762		Tietoenator Corp	24,237
300		TIS, Inc	13,145
1,450	*	Tiscali S.p.A.	5,381
10,000		Tokyu Corp	54,065
100		Trans Cosmos, Inc	3,425
1,000	*	Trend Micro, Inc	53,967
12,000		Wharf Holdings Ltd	41,993
2,247		WM-Data AB (B Shs)	4,869
10,918		WPP Group plc	120,109
18	*	Yahoo! Japan Corp	86,425

		TOTAL BUSINESS SERVICES	2,169,366

CHEMICALS AND ALLIED PRODUCTS - 10.27%
2,820		Akzo Nobel NV	120,282
100		Alfresa Holdings Corp	3,669
13,000		Asahi Kasei Corp	65,082
16,038		AstraZeneca plc (United Kingdom)	581,649
5,126		BASF AG.	369,278
6,344		Bayer AG.	215,060
235		Beiersdorf AG.	27,343
4,973		BOC Group plc	94,856
7,748		Boots Group plc	97,508
2,800		Chugai Pharmaceutical Co Ltd	46,289
1,536		CSL Ltd	35,219
2,000		Daicel Chemical Industries Ltd	11,320
2,300		Daiichi Pharmaceutical Co Ltd	49,717
5,000		Dainippon Ink & Chemicals, Inc	11,516
4,000		Denki Kagaku Kogyo KK	13,311
789		DSM NV	51,070
2,500		Eisai Co Ltd	82,219

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

3,601	*	Elan Corp plc	$95,935
72		Givaudan S.A. (Regd)	47,426
56,715		GlaxoSmithKline plc	1,330,602
527		Henkel KGaA	45,845
1,000		Hitachi Chemical Co Ltd	17,898
11,923		Imperial Chemical Industries plc	55,167
2,000		Ishihara Sangyo Kaisha Ltd	4,587
1,700		JSR Corp	37,245
2,000		Kaneka Corp	22,641
1,000		Kansai Paint Co Ltd	6,070
6,000		Kao Corp	153,411
3,000		Kyowa Hakko Kogyo Co Ltd	22,543
1,060		L'Air Liquide S.A.	195,949
393		Lonza Group AG. (Regd)	22,119
2,957		L'Oreal S.A.	224,478
800		MEDICEO Holdings Co Ltd	9,002
445		Merck KGaA	30,618
16,000		Mitsubishi Chemical Corp	48,717
3,000		Mitsubishi Gas Chemical Co, Inc	14,141
6,000		Mitsui Chemicals, Inc	32,673
1,000		Nippon Kayaku Co Ltd	5,582
1,000		Nippon Shokubai Co Ltd	8,666
1,000		Nissan Chemical Industries Ltd	7,875
22,947		Novartis AG. (Regd)	1,156,330
2,773		Novo Nordisk a/s (B Shs)	151,507
504		Novozymes a/s	25,603
164		Omega Pharma S.A.	7,858
2,409		Orica Ltd	38,467
612		Orion Oyj	9,907
1,267	*	Qiagen NV	13,863
5,728		Reckitt Benckiser plc	173,096
6,815		Roche Holding AG. (Genusscheine)	784,525
3,600		Sankyo Co Ltd	81,331
9,531		Sanofi-Aventis	761,755
1,603		Schering AG.	119,860
2,058	*	SciGen Ltd	94
4,000		Sekisui Chemical Co Ltd	29,238
72		Serono S.A. (B Shs)	47,426
3,500		Shin-Etsu Chemical Co Ltd	143,457
3,000		Shionogi & Co Ltd	41,485
3,000		Shiseido Co Ltd	43,447
10,000		Showa Denko KK	25,764
898	*	SNIA S.p.A.	302
651		Solvay S.A.	71,675
1,347	*	Sorin S.p.A.	4,275
1,000		Sumitomo Bakelite Co Ltd	6,314
13,000		Sumitomo Chemical Co Ltd	63,687
400		Suzuken Co Ltd	10,735
1,000		Taisho Pharmaceutical Co Ltd	21,762
2,000		Taiyo Nippon Sanso Corp	11,730
8,600		Takeda Pharmaceutical Co Ltd	433,063
8,000		Teijin Ltd	34,742
12,000		Toray Industries, Inc	56,212
4,000		Tosoh Corp	17,996
7,000		UBE Industries Ltd	11,818
898		UCB S.A.	45,651
3,792		Wesfarmers Ltd	118,307
3,000		Yamanouchi Pharmaceutical Co Ltd	116,815
1,174		Zeltia S.A.	8,218
1,000		Zeon Corp	8,393

		TOTAL CHEMICALS AND ALLIED PRODUCTS	9,011,286

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

COMMUNICATIONS - 8.44%
166	*	Antena 3 Television S.A.	$11,993
1,494	*	Belgacom S.A.	64,577
12,334		British Sky Broadcasting Group plc	133,082
83,614		BT Group plc	325,877
20,987		Cable & Wireless plc	48,049
1,000		COMSYS Holdings Corp	9,261
1,060		Cosmote Mobile Telecommunications S.A.	21,266
26,574		Deutsche Telekom AG. (Regd)	601,410
1,421	*	Elisa Oyj	22,908
139,161	*	Ericsson (LM) (B Shs)	443,948
14,332		France Telecom S.A.	474,551
4		Fuji Television Network, Inc	8,666
3,000		Fujikura Ltd	13,819
2,016		GN Store Nord	21,735
3,074		Hellenic Telecommunications Organization S.A.	55,238
1,200		i-CABLE Communications Ltd	448
39,142		ITV plc	79,094
1,185	*	ITV plc (Cv)	899
19,202		KPN NV	182,441
1,933	*	Marconi Corp plc	20,875
6,028		Mediaset S.p.A.	76,446
609	*	Modern Times Group AB (B Shs)	16,587
50		Nippon Telegraph & Telephone Corp	224,456
193		NTT DoCoMo, Inc	355,977
8,761		Portugal Telecom SGPS S.A. (Regd)	108,366
515		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	12,943
1,815		Publishing & Broadcasting Ltd	24,899
35,145		Seat Pagine Gialle S.p.A.	16,194
62,214		Singapore Telecommunications Ltd	90,707
968	*	Sky Network Television Ltd	4,300
1,170		Societe Television Francaise 1 (T.F.1)	38,088
361	*	Sogecable S.A.	16,026
271		Swisscom AG. (Regd)	106,770
1,090		Tandberg ASA	13,543
963		Tele2 AB (B Shs)	37,822
20,067		Telecom Corp of New Zealand Ltd	89,141
123,529		Telecom Italia S.p.A.	505,399
42,937		Telefonica S.A.	808,899
2,700		Telekom Austria AG.	51,196
6,973		Telenor ASA	63,321
3,000		Television Broadcasts Ltd	13,933
16,881		TeliaSonera AB	101,102
22,275		Telstra Corp Ltd	85,735
36,637		TIM S.p.A.	273,894
300		Tokyo Broadcasting System, Inc	4,892
620,000		Vodafone Group plc	1,681,354
1,685		Vodafone Group plc (Spon ADR)	46,135

		TOTAL COMMUNICATIONS	7,408,262

DEPOSITORY INSTITUTIONS - 17.80%
3,000		77 Bank Ltd	21,109
15,059		ABN Amro Holding NV	398,940
8,345		Allied Irish Banks plc	174,114
1,964		Alpha Bank S.A.	68,501
7,000	*	Ashikaga Financial Group, Inc	(0)
18,146		Australia & New Zealand Banking Group Ltd	292,886
2,256	*	Banca Antonveneta S.p.A.	59,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

2,516		Banca Fideuram S.p.A.	$13,030
32,084		Banca Intesa S.p.A.	154,380
8,428		Banca Intesa S.p.A. (Rnc)	36,200
10,788		Banca Monte dei Paschi di Siena S.p.A.	38,492
20,180	*	Banca Nazionale del Lavoro S.p.A.	60,208
3,342		Banca Popolare di Milano	29,618
3,110		Banche Popolari Unite Scrl	63,240
31,081		Banco Bilbao Vizcaya Argentaria S.A.	551,321
3,089		Banco BPI S.A. (Regd)	12,512
19,757		Banco Comercial Portugues S.A. (Regd)	50,755
807		Banco Espirito Santo S.A. (Regd)	14,589
3,802		Banco Popolare di Verona e Novara Scrl	77,311
1,562		Banco Popular Espanol	102,973
57,657		Banco Santander Central Hispano S.A.	715,520
362		Bank Austria Creditanstalt AG.	32,721
13,557		Bank of East Asia Ltd	42,122
5,000		Bank of Fukuoka Ltd	32,936
1,325		Bank of Ireland (Dublin)	22,062
8,109		Bank of Ireland (London)	134,140
12,000	*	Bank of Yokohama Ltd	75,651
62,119		Barclays plc	698,878
6,084	*	Bayerische Hypo-und Vereinsbank AG.	138,104
7,663		BNP Paribas	555,169
36,000		BOC Hong Kong Holdings Ltd	68,779
11,277		Capitalia S.p.A.	51,656
7,000		Chiba Bank Ltd	46,794
648		Commercial Bank of Greece	20,540
4,461	*	Commerzbank AG.	91,924
12,032		Commonwealth Bank of Australia	302,763
6,485		Credit Agricole S.A.	195,687
11,011		Credit Suisse Group	462,867
4,502		Danske Bank a/s	138,000
11,000		DBS Group Holdings Ltd	108,491
3,412		Depfa Bank plc	57,276
4,794		Deutsche Bank AG. (Regd)	425,641
6,578		Dexia	151,284
7,564		DNB NOR Holding ASA	74,620
1,822		EFG Eurobank Ergasias S.A.	62,607
1,180		Erste Bank Der Oesterreichischen Sparkassen AG.	63,034
1,314	*	FinecoGroup S.p.A.	10,145
11,207		Fortis	309,994
3,000		Gunma Bank Ltd	17,420
8,000		Hang Seng Bank Ltd	111,158
8,000		Hokuhoku Financial Group, Inc	21,860
106,573	*	HSBC Holdings plc (United Kingdom)	1,798,519
7,000		Joyo Bank Ltd	34,156
874		KBC Bancassurance Holding NV	67,121
54,247		Lloyds TSB Group plc	492,624
2,052		Macquarie Bank Ltd	74,798
44		Mitsubishi Tokyo Financial Group, Inc	446,570
5,000		Mitsui Trust Holdings, Inc	49,966
75		Mizuho Financial Group, Inc	377,672
14,732		National Australia Bank Ltd	332,825
2,449		National Bank of Greece S.A.	80,823
21,327		Nordea Bank AB (Sweden)	215,022
10,000		Oversea-Chinese Banking Corp Ltd	82,700
1,670		Piraeus Bank S.A.	29,192
44,000	*	Resona Holdings, Inc	89,314
30,201		Royal Bank of Scotland Group plc	1,015,861
10,609		Sanpaolo IMI S.p.A.	152,855
5,000		Shinsei Bank Ltd	34,059

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

6,000		Shizuoka Bank Ltd	$56,856
4,825		Skandinaviska Enskilda Banken (A Shs)	93,300
3,210		Societe Generale (A Shs)	324,840
40		Sumitomo Mitsui Financial Group Inc	290,817
11,000		Sumitomo Trust & Banking Co Ltd	79,545
5,745		Suncorp-Metway Ltd	78,271
2,000		Suruga Bank Ltd	15,966
5,031		Svenska Handelsbanken AB (A Shs)	130,972
10,288		UBS AG. (Regd)	862,686
38		UFJ Holdings, Inc	230,292
43,192		UniCredito Italiano S.p.A.	248,338
12,000		United Overseas Bank Ltd	101,446
17,893		Westpac Banking Corp	273,373

		TOTAL DEPOSITORY INSTITUTIONS	15,620,290

EATING AND DRINKING PLACES - 0.38%
1,020	*	Autogrill S.p.A.	17,039
20,972		Compass Group plc	99,151
3,494		Enterprise Inns plc	53,330
5,180		Mitchells & Butlers plc	33,813
2,378		Punch Taverns plc	31,525
200		Saizeriya Co Ltd	3,423
700		Skylark Co Ltd	12,037
863		Sodexho Alliance S.A.	26,112
36		Valora Holding AG.	8,865
2,703		Whitbread plc	43,929

		TOTAL EATING AND DRINKING PLACES	329,224

EDUCATIONAL SERVICES - 0.02%
600		Benesse Corp	21,021

		TOTAL EDUCATIONAL SERVICES	21,021

ELECTRIC, GAS, AND SANITARY SERVICES - 5.86%
569		Aguas de Barcelona S.A. (A Shs)	11,895
4,536		Australian Gas Light Co Ltd	48,714
34,160		BG Group plc	232,167
38,023		Centrica plc	172,464
6,800		Chubu Electric Power Co, Inc	163,248
19,500		CLP Holdings Ltd	112,143
2,898		Contact Energy Ltd	13,397
5,997		E.ON AG.	546,634
7,779	*	Edison S.p.A.	16,548
308		Electrabel S.A.	137,317
1,300		Electric Power Development Co	36,411
9,212		Endesa S.A.	216,495
34,757		Enel S.p.A.	341,570
21,360		Energias de Portugal S.A.	64,745
27		Exmar NV	1,611
1,610		Gas Natural SDG S.A.	49,808
1,400		Hokkaido Electric Power Co, Inc	27,530
38,000		Hong Kong & China Gas Co Ltd	78,467
14,500		Hong Kong Electric Holdings Ltd	66,225
7,847		Iberdrola S.A.	199,455
14,124	*	International Power plc	41,895

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

7,300		Kansai Electric Power Co, Inc	$148,180
3,615		Kelda Group plc	43,898
1,000		Kurita Water Industries Ltd	14,385
4,000		Kyushu Electric Power Co, Inc	80,804
29,802		National Grid Transco plc	283,796
1,342		NGC Holdings Ltd	3,005
43		Oest Elektrizitatswirts (A Shs)	9,580
22,000		Osaka Gas Co Ltd	68,703
158		Puma AG. Rudolf Dassler Sport	43,446
4,147		RWE AG.	229,418
8,595		Scottish & Southern Energy plc	143,976
18,549		Scottish Power plc	143,606
3,182		Severn Trent plc	59,075
9,014		Snam Rete Gas S.p.A.	52,440
1,900	*	Sojitz Holdings Corp	8,233
8,027		Suez S.A.(France)	214,068
4,600		Tohoku Electric Power Co, Inc	82,600
11,100		Tokyo Electric Power Co, Inc	272,436
27,000		Tokyo Gas Co Ltd	110,667
1,666		Tomra Systems ASA	9,160
2,061		Union Fenosa S.A.	54,207
5,558		United Utilities plc	67,226
3,087		United Utilities plc (A Shs)	26,522
10,092	*	Vivendi Universal S.A.	322,225
17		West Japan Railway Co	68,684

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,139,079

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.15%
17,273	*	ABB Ltd	96,459
700		Advantest Corp	60,047
392	*	Aixtron AG.	1,625
12,357	*	Alcatel S.A.	192,317
1,000		Alps Electric Co Ltd	14,902
36,785	*	Alstom	28,000
9,421		ARM Holdings plc	19,987
1,500		ASM Pacific Technology Ltd	5,404
4,692	*	ASML Holding NV	75,319
105		Bang & Olufsen a/s	7,847
65		Barco NV	6,012
10,000	*	Chartered Semiconductor Manufacturing Ltd	6,003
4,016		Electrocomponents plc	21,955
2,903		Electrolux AB Series B	66,400
466	*	Epcos AG.	6,968
2,400		Fisher & Paykel Appliances Holdings Ltd	7,454
3,000		Fisher & Paykel Healthcare Corp	7,021
300		Fuji Machine Manufacturing Co Ltd	2,957
17,272		Fujitsu Ltd	112,427
6,000	*	Furukawa Electric Co Ltd	33,259
300		Hirose Electric Co Ltd	35,074
6,083	*	Infineon Technologies AG.	65,981
14,000		Johnson Electric Holdings Ltd	13,599
5,321		Kesa Electricals plc	28,860
7,484		Kidde plc	23,924
12,769		Koninklijke Philips Electronics NV	338,621
270	*	Kudelski S.A. (Br)	9,925
1,700		Kyocera Corp	130,897
300		Mabuchi Motor Co Ltd	21,636
21,000		Matsushita Electric Industrial Co Ltd	333,229

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

2,000		Matsushita Electric Works Ltd	$17,429
306	*	Micronas Semiconductor Holdings, Inc	15,003
18,000		Mitsubishi Electric Corp	88,182
225	*	Mobistar S.A.	21,087
2,200		Murata Manufacturing Co Ltd	123,021
16,000		NEC Corp	99,463
300		NEC Electronics Corp	14,638
1,000		NGK Spark Plug Co Ltd	10,354
1,600		Nitto Denko Corp	87,753
44,934		Nokia Oyj	709,709
5,000	*	Oki Electric Industry Co Ltd	21,518
1,600		Pioneer Corp	31,229
300		Rinnai Corp	8,051
1,100		Rohm Co Ltd	113,789
16,000		Sanyo Electric Co Ltd	55,275
2,086		Schneider Electric S.A.	145,172
9,000		Sharp Corp	146,941
9,200		Sony Corp	355,538
1,400		Stanley Electric Co Ltd	23,991
5,974		STMicroelectronics NV	116,524
6,000		Sumitomo Electric Industries Ltd	65,287
1,000		Taiyo Yuden Co Ltd	11,633
1,200		TDK Corp	88,885
9,351		Terna S.p.A.	26,819
2,375		Thomson	62,789
1,700		Tokyo Electron Ltd	104,684
30,000		Toshiba Corp	128,818
90		Unaxis Holding AG. (Regd)	8,944
2,000		Venture Corp Ltd	19,481
1,600		Yamaha Corp	24,421

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,520,537

ENGINEERING AND MANAGEMENT SERVICES - 0.05%
9,000		SembCorp Industries Ltd	8,932
12,000		Singapore Technologies Engineering Ltd	17,128
1,035		Vedior NV	16,868

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	42,928

FABRICATED METAL PRODUCTS - 0.43%
8,378		Amcor Ltd	48,271
3,002		Assa Abloy AB (B Shs)	51,273
52		Boehler-Uddeholm AG.	6,572
2,342		European Aeronautic Defense & Space Co	68,092
35		Geberit AG. (Regd)	25,609
6,725		GKN plc	30,535
1,000		Hitachi Cable Ltd	4,714
2,400		JS Group Corp	43,587
3,373		Novar plc	12,191
500		SMC Corp	57,236
1,400		Toyo Seikan Kaisha Ltd	25,822

		TOTAL FABRICATED METAL PRODUCTS	373,902

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 4.05%
6,000		Ajinomoto Co, Inc	$71,436
100		Ariake Japan Co Ltd	2,410
4,000		Asahi Breweries Ltd	49,536
20,569		Cadbury Schweppes plc	191,529
239		Carlsberg a/s (A Shs)	11,005
3,998		Coca-Cola Amatil Ltd	25,480
860		Coca-Cola Hellenic Bottling Co S.A.	21,018
400		Coca-Cola West Japan Co Ltd	10,266
172	*	Colruyt S.A. (Rts)	250
596		Danisco a/s	36,375
859		DCC plc	19,265
29,459		Diageo plc	420,229
21,394		Foster's Group Ltd	97,103
1,800		Fraser & Neave Ltd	17,974
1,643		Greencore Group plc	6,744
2,338		Groupe Danone	215,940
2,510		Heineken NV	83,689
94		Hermes International	18,757
600		House Foods Corp	8,666
1,541		InBev NV	59,780
300		Ito En Ltd	15,575
12,720		J. Sainsbury plc	66,059
400		Katokichi Co Ltd	8,002
1,328		Kerry Group (Class A)	31,860
1,000		Kikkoman Corp	9,535
7,000		Kirin Brewery Co Ltd	68,927
3,010		Lion Nathan Ltd	20,292
2,436		LVMH Moet Hennessy Louis Vuitton S.A.	186,582
2,000		Meiji Dairies Corp	11,867
3,000		Meiji Seika Kaisha Ltd	13,848
3,886		Nestle S.A. (Regd)	1,016,696
2,000		Nichirei Corp	7,963
1,000		Nippon Meat Packers, Inc	13,555
1,000		Nisshin Seifun Group, Inc	11,086
800		Nissin Food Products Co Ltd	20,064
2,111		Orkla ASA	69,360
3,592	*	Parmalat Finanziaria S.p.A.	(0)
501		Pernod-Ricard	76,747
900		Q.P. Corp	7,826
1,518	*	Royal Numico NV	54,740
2,854		Sampo Oyj (A Shs)	39,414
2,000		Sapporo Holdings Ltd	9,466
7,664		Scottish & Newcastle plc	64,117
1,853		Singapore Food Industries Ltd	1,050
1,000	*	Snow Brand Milk Products Co Ltd	3,074
5,999	*	Southcorp Ltd	20,174
536		Suedzucker AG.	11,147
1,000		Takara Holdings, Inc	6,509
3,745		Tate & Lyle plc	33,991
26,674		Unilever plc	261,947
1,000		Yakult Honsha Co Ltd	17,800
1,000		Yamazaki Baking Co Ltd	9,310

		TOTAL FOOD AND KINDRED PRODUCTS	3,556,035

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

FOOD STORES - 1.67%
244		Axfood AB	$8,261
5,563		Carrefour S.A.	264,955
275		Casino Guichard-Perrachon S.A.	21,979
11,850		Coles Myer Ltd	91,592
172		Colruyt S.A. Rts	27,961
711		Delhaize Group	54,072
500		FamilyMart Co Ltd	14,565
3,300		Ito-Yokado Co Ltd	138,480
353	*	Jeronimo Martins SGPS S.A.	4,654
600		Lawson, Inc	22,133
14,978	*	Royal Ahold NV	116,045
3,600		Seven-Eleven Japan Co Ltd	113,477
74,598		Tesco plc	460,813
1,000		UNY Co Ltd	11,428
10,127		Woolworths Ltd	119,158

		TOTAL FOOD STORES	1,469,573

FURNITURE AND FIXTURES - 0.02%
6,191		MFI Furniture Group plc	14,739

		TOTAL FURNITURE AND FIXTURES	14,739

FURNITURE AND HOMEFURNISHINGS STORES - 0.30%
31,000		Hitachi Ltd	214,795
150		Nitori Co Ltd	9,793
400		Shimachu Co Ltd	9,896
700		Yamada Denki Co Ltd	29,989

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	264,473

GENERAL BUILDING CONTRACTORS - 0.67%
3,000		Allgreen Properties Ltd	1,985
2,740		Amec plc	15,663
2,174		Barratt Developments plc	24,814
1,047		Bellway plc	16,383
1,186	*	Berkeley Group Holdings plc	18,421
1,753		Bouygues S.A.	81,014
800		Daito Trust Construction Co Ltd	38,021
4,000		Daiwa House Industry Co Ltd	45,477
4,141		Fletcher Building Ltd	19,801
256		Imerys S.A.	21,487
1,169		Leighton Holdings Ltd	11,299
2,000		Nishimatsu Construction Co Ltd	6,968
6,000		Obayashi Corp	37,826
2,787		Persimmon plc	36,974
5,000		Shimizu Corp	25,081
3,921		Skanska AB (B Shs)	47,055
3,000		Sumitomo Realty & Development Co Ltd	39,114
8,000		Taisei Corp	31,151
5,104		Taylor Woodrow plc	26,654
510		Titan Cement Co S.A.	15,112
1,000		Toda Corp	4,879
3,389		Wimpey (George) plc	26,319

		TOTAL GENERAL BUILDING CONTRACTORS	591,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 0.74%
5,700		Aeon Co Ltd	$95,121
2,000	*	Daiei, Inc	4,665
2,000		Daimaru, Inc	16,376
14,000		Giordano International Ltd	8,781
1,012	*	Hagemeyer NV	2,338
1,000		Hankyu Department Stores, Inc	7,251
1,600		Isetan Co Ltd	18,659
382		KarstadtQuelle AG.	3,941
494		Kesko Oyj (B Shs)	12,053
23,586		Kingfisher plc	140,263
16,255		Marks & Spencer Group plc	107,043
3,000		Marui Co Ltd	40,168
1,343		Metro AG.	73,913
3,000		Mitsukoshi Ltd	14,580
686		Pinault-Printemps-Redoute S.A.	68,675
9,579		Sonae SPGS S.A.	13,932
2,000		Takashimaya Co Ltd	19,245
1,000		Warehouse Group Ltd	2,622
8,756	*	Waterford Wedgwood plc (Units)	738
11,466	*	Waterford Wedgwood plc (Rts)	16

		TOTAL GENERAL MERCHANDISE STORES	650,380

HEALTH SERVICES - 0.12%
272		Coloplast a/s (B Shs)	14,936
1,636		Getinge AB (B Shs)	20,372
1,432		Intertek Group plc	19,383
200		Nichii Gakkan Co	6,480
4,000		Parkway Holdings Ltd	3,676
2,112		Sonic Healthcare Ltd	20,165
74		Straumann Holding AG.	15,358

		TOTAL HEALTH SERVICES	100,370

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.50%
2,190		Abertis Infraestructuras S.A.	48,223
2,751		ACS Actividades Cons y Serv	62,820
700	*	Autoroutes du Sud	35,205
3,719		Balfour Beatty plc	22,509
2,534		Brisa-Auto Estradas de Portugal S.A.	23,249
496		Fomento de Construcciones y Contratas S.A.	23,886
555		Grupo Ferrovial S.A.	29,662
678		Hellenic Technodomiki Tev S.A.	3,060
600	*	Hopewell Highway Infrastructure Ltd	166
2,000		JGC Corp	18,288
7,000		Kajima Corp	30,126
2,000		Okumura Corp	12,648
629		Technical Olympic S.A.	3,420
4,249		Transurban Group	22,316
82	*	VA Technologie AG.	6,520
698		Vinci S.A.	93,737

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	435,835

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 2.39%
2,000	*	CapitaCommercial Trust	$1,556
5,000		CapitaMall Trust	5,391
420		Castellum AB	15,042
434		CFS Gandel Retail Trust (New)	541
5,049		Compagnie Financiere Richemont AG. (Units) (A Shs)	168,063
226		Corio NV	13,240
1,207		Great Portland Estates plc	7,624
22,000		Hutchison Whampoa Ltd	205,913
1,214	*	IMMOFINANZ Immobilien Anlagen AG.	11,617
14,967		Investa Property Group	26,516
5,700		iShares MSCI EAFE Index Fund	913,425
2		Japan Real Estate Investment Corp	16,863
2		Japan Retail Fund Investment Corp	16,883
5,100		JFE Holdings, Inc	145,579
4,831		Land Securities Group plc	129,851
3,599		Lend Lease Corp Ltd	37,382
2,414		London Stock Exchange plc	26,974
10,361		Macquarie Goodman Industrial Trust	19,249
19,274		Macquarie Infrastructure Group	51,370
3		Nippon Building Fund, Inc	25,588
437		Rodamco Europe NV	34,689
1,113		Schroders plc	16,048
2,200		Softbank Corp	107,134
8,000		Sumitomo Corp	69,015
102		Wereldhave NV	11,091
879		Wihlborgs Fastigheter AB	18,518
3,500		Wing Tai Holdings Ltd	2,144

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,097,306

HOTELS AND OTHER LODGING PLACES - 0.34%
1,855		Accor S.A.	81,215
2,539		Aristocrat Leisure Ltd	19,804
15,789		Hilton Group plc	86,241
6,552		Intercontinental Hotels Group plc	81,450
1,000		Overseas Union Enterprise Ltd	4,778
8,153		Shangri-La Asia Ltd	11,696
4,330		Sky City Entertainment Group Ltd	16,826

		TOTAL HOTELS AND OTHER LODGING PLACES	302,010

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.29%
1,996		Aggreko plc	6,438
686		Alfa Laval AB	11,097
3,000		Amada Co Ltd	16,571
1,958		Atlas Copco AB (B Shs)	81,763
450		Creative Technology Ltd	6,726
2,000		Daikin Industries Ltd	57,773
1,000		Dainippon Screen Manufacturing Co Ltd	6,138
19,472		Dixons Group plc	56,824
185		East Asiatic Co Ltd a/s	9,719
2,000		Ebara Corp	9,232
5,191		FKI plc	11,611
231	*	FLS Industries a/s (B Shs)	4,348
6,575		Futuris Corp Ltd	11,133
1,000		Hitachi Construction Machinery Co Ltd	13,750
247		Hoganas AB (B Shs)	6,635
11,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	15,136
126		KCI Konecranes Oyj	5,568

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

10,000		Komatsu Ltd	$69,972
312		Kone Oyj (B Shs)	24,211
1,000		Koyo Seiko Co Ltd	14,072
10,000		Kubota Corp	49,575
761		Linde AG.	47,644
389	*	Logitech International S.A. (Regd)	23,776
1,000		Makita Corp	17,488
4,199		Meggitt plc	21,101
928		Metso Oyj	14,708
3,000		Minebea Co Ltd	13,087
31,000		Mitsubishi Heavy Industries Ltd	88,036
400		Mori Seiki Co Ltd	3,646
400		Nidec Corp	48,756
4,000		NSK Ltd	20,103
4,000		NTN Corp	22,953
852		OCE NV	13,040
2,000		Omron Corp	47,721
43		Rieter Holding AG.	12,479
466,951		Rolls-Royce Group plc (B Shs)	914
480		Sagem S.A.	10,230
1,000		Sanden Corp	6,187
2,252		Sandvik AB	90,820
895		Scania AB	35,421
981		SKF AB (B Shs)	43,696
27		Sulzer AG. (Regd)	10,739
900		THK Co Ltd	17,830
1,528	*	Vestas Wind Systems a/s	18,986
516		Wartsila Oyj (B Shs)	10,998

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,128,651

INSTRUMENTS AND RELATED PRODUCTS - 1.83%
8,300		Canon, Inc	447,926
2,000		Casio Computer Co Ltd	30,858
2,600		Citizen Watch Co Ltd	24,993
478		Cochlear Ltd	9,461
917		Essilor International S.A.	71,857
1,400		Fanuc Ltd	91,539
336		Fresenius Medical Care AG.	27,042
4,500		Fuji Photo Film Co Ltd	164,243
1,629		Gambro AB (A Shs)	23,226
876		Gambro AB (B Shs)	12,292
2,923		IMI plc	22,097
52,432	*	Invensys plc	15,603
300		Keyence Corp	67,220
4,000		Konica Corp	53,089
1,238		Luxottica Group S.p.A.	25,208
2,000		Nikon Corp	24,710
194		Nobel Biocare Holding AG. (Stockholm)	35,528
2,000		Olympus Corp	42,647
31,000		PCCW Ltd	19,642
405		Phonak Holding AG.	13,356
6,000		Ricoh Co Ltd	115,761
9,267		Smith & Nephew plc	94,830
9,000	*	STATS ChipPAC Ltd	5,568
400	*	Synthes, Inc	44,851
2,290		The Swatch Group AG. (Regd)	68,070
1,000		Ushio, Inc	18,688
274	*	William Demant Holding	12,867
2,000		Yokogawa Electric Corp	26,740

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,609,912

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
530		MLP AG.	$10,511

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	10,511

INSURANCE CARRIERS - 4.82%
13,270		Aegon NV	180,914
4,476		Alleanza Assicurazioni S.p.A.	62,483
2,976		Allianz AG. (Regd)	394,804
18,027	*	AMP Ltd	102,594
9,240		Assicurazioni Generali S.p.A.	313,610
22,129		Aviva plc	266,809
13,641		AXA	337,085
6,253		AXA Asia Pacific Holdings Ltd	20,097
354		CNP Assurances	25,358
935		Corporacion Mapfre S.A.	13,777
16,842		Friends Provident plc	49,796
17,906		ING Groep NV	541,780
16,993		Insurance Australia Group Ltd	85,653
65,031		Legal & General Group plc	137,338
2,579		Liberty International plc	48,054
1,991		Mediolanum S.p.A.	14,262
14		Millea Holdings, Inc	207,671
13,000		Mitsui Sumitomo Insurance Co Ltd	112,911
1,785		Muenchener Rueckver AG. (Regd)	219,455
462		Pohjola Group plc (D Shs)	5,331
22,760		Prudential plc	197,947
6,167		QBE Insurance Group Ltd	74,207
3,135		RAS S.p.A.	70,907
27,772		Royal & Sun Alliance Insurance Group plc	41,323
46		Schindler Holding AG. (Pt Cert)	18,245
8,145		Skandia Forsakrings AB	40,569
8,000		Sompo Japan Insurance, Inc	81,507
1,404		Storebrand ASA	13,561
3,105		Swiss Reinsurance Co (Regd)	221,454
1,700		T&D Holdings, Inc	81,292
214	*	Topdanmark a/s	16,854
2,800	*	Tower Ltd	4,328
1,384		Zurich Financial Services AG.	230,768

		TOTAL INSURANCE CARRIERS	4,232,744

LEATHER AND LEATHER PRODUCTS - 0.02%
5,000		Yue Yuen Industrial Holdings	13,766

		TOTAL LEATHER AND LEATHER PRODUCTS	13,766

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.47%
10		Central Japan Railway Co	81,682
34		East Japan Railway Co	189,129
5,000		Keio Electric Railway Co Ltd	29,326
12,825		MTR Corp	20,543
8,000		SMRT Corp Ltd	4,313
2,490		Veolia Environnement	90,130

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	415,123

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.09%
458		Holmen AB (B Shs)	$15,852
5,000		Sekisui House Ltd	58,261
1,328		Tenon Ltd	2,110

		TOTAL LUMBER AND WOOD PRODUCTS	76,223

METAL MINING - 0.82%
11,339		Alumina Ltd	52,799
2,239		Iluka Resources Ltd	11,040
2,000		Johnson Matthey plc	37,937
8,000		Mitsubishi Materials Corp	16,785
5,000		Mitsui Mining & Smelting Co Ltd	22,055
3,206		Newcrest Mining Ltd	43,855
4,000		Nippon Light Metal Co Ltd	10,110
742		Outokumpu Oyj	13,263
3,181		Rio Tinto Ltd	97,549
10,294		Rio Tinto plc	302,974
5,000		Sumitomo Metal Mining Co Ltd	35,718
148		Umicore	13,931
11,474		WMC Resources Ltd	64,940

		TOTAL METAL MINING	722,956

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
300		Aderans Co Ltd	6,939
570		Amer Group plc	9,956
13,500		Anglo American plc	319,318
700		Bandai Co Ltd	15,917
1,239		Bulgari S.p.A.	15,309
1,000		Nintendo Co Ltd	125,598
189	*	RHI AG.	5,729
366		Societe BIC S.A.	18,407

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	517,173

MISCELLANEOUS RETAIL - 0.46%
400		Circle K Sunkus Co Ltd	10,286
17,951	*	Cookson Group plc	12,235
116		Folli-Follie S.A. (Regd)	3,406
10,072		GUS plc	181,480
3,578		HMV Group plc	17,860
400	*	Kanebo Ltd	5,816
300		Matsumotokiyoshi Co Ltd	8,549
2,578		Next plc	81,667
7,500		Nippon Mining Holdings, Inc	35,279
200		Ryohin Keikaku Co Ltd	10,052
15,582		Signet Group plc	32,908

		TOTAL MISCELLANEOUS RETAIL	399,538

MOTION PICTURES - 0.06%
5,383		Rank Group plc	27,284
1,500		Toho Co Ltd	23,700

		TOTAL MOTION PICTURES	50,984

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

NONDEPOSITORY INSTITUTIONS - 1.45%
800		Acom Co Ltd	$59,881
400		Aiful Corp	43,993
3,366		Cattles plc	23,717
1,400		Credit Saison Co Ltd	50,961
37,473		HBOS plc	610,089
500		Hitachi Capital Corp	10,320
1,305	*	Hypo Real Estate Holding	54,102
4,420		ICAP plc	23,061
2,767		Irish Life & Permanent plc	51,902
4,794		Mediobanca S.p.A.	77,608
800		ORIX Corp	108,676
352		Perpetual Trustees Australia Ltd	17,356
900		Promise Co Ltd	64,292
2,227		Provident Financial plc	28,732
750		Takefuji Corp	50,722

		TOTAL NONDEPOSITORY INSTITUTIONS	1,275,412

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
3,000		Dowa Mining Co Ltd	19,528

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	19,528

OIL AND GAS EXTRACTION - 2.62%
708		Groupe Bruxelles Lambert S.A.	57,645
318		IHC Caland NV	20,203
1,607	*	Lundin Petroleum AB	9,213
138		OMV AG.	41,584
5,816		Origin Energy Ltd	31,413
92,617		Shell Transport & Trading Co plc	789,501
321		Smedvig ASA	5,393
4,480		Statoil ASA	70,270
213		Technip S.A.	39,375
5,651		Total S.A.	1,234,356

		TOTAL OIL AND GAS EXTRACTION	2,298,953

PAPER AND ALLIED PRODUCTS - 0.72%
614		Billerud AB	10,949
20		Buhrmann NV	194
4,238		Bunzl plc	35,353
6,729		Carter Holt Harvey Ltd	10,061
1,707		De La Rue plc	11,372
42		Mayr-Melnhof Karton AG.	7,153
1,000		Mitsubishi Paper Mills Ltd	1,522
2,000		NGK Insulators Ltd	19,128
10		Nippon Paper Group, Inc	44,891
1,018		Norske Skogindustrier ASA	22,018
8,000		OJI Paper Co Ltd	45,906
4,752		Rexam plc	41,922
6,970		Stora Enso Oyj (R Shs)	106,772
1,948		Svenska Cellulosa AB (B Shs)	83,104
1,326		TDC a/s	56,153
400		Uni-Charm Corp	19,167
5,060		UPM-Kymmene Oyj	112,521

		TOTAL PAPER AND ALLIED PRODUCTS	628,186

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

PERSONAL SERVICES - 0.02%
2,062		Davis Service Group plc	$16,231

		TOTAL PERSONAL SERVICES	16,231

PETROLEUM AND COAL PRODUCTS - 5.61%
35,013		BHP Billiton Ltd	421,032
204,586		BP plc	1,995,348
740		BP plc (Spon ADR)	43,216
25,068		ENI S.p.A.	627,637
3,470		Fortum Oyj	64,240
825		Hellenic Petroleum S.A.	8,971
14,000		Nippon Oil Corp	89,763
1,502		Norsk Hydro ASA	118,292
8,852		Repsol YPF S.A.	230,535
20,196	*	Royal Dutch Petroleum Co	1,162,567
5,725		Santos Ltd	38,057
1,400		Showa Shell Sekiyu KK	12,747
2,000		Teikoku Oil Co Ltd	11,125
3,000		TonenGeneral Sekiyu KK	27,315
4,756		Woodside Petroleum Ltd	74,937

		TOTAL PETROLEUM AND COAL PRODUCTS	4,925,782

PRIMARY METAL INDUSTRIES - 1.09%
2,032		Acerinox S.A.	32,619
75		Aluminum of Greece S.A.I.C.	1,081
4,589		Arcelor	105,852
117		Bekaert S.A.	9,343
24,155		BHP Billiton plc	283,121
7,338		BlueScope Steel Ltd	47,456
43,986	*	Corus Group plc	42,647
22,000		Kobe Steel Ltd	33,707
59,000		Nippon Steel Corp	144,520
7,000		Nisshin Steel Co Ltd	16,122
4,995		OneSteel Ltd	10,063
710		Rautaruukki Oyj	8,435
535		Ssab Svenskt Stal AB (Series A)	12,881
232		Ssab Svenskt Stal AB (Series B)	5,464
4,000	*	Sumitomo Heavy Industries Ltd	14,873
35,000		Sumitomo Metal Industries Ltd	47,477
3,087		ThyssenKrupp AG.	67,975
683		Trelleborg AB (B Shs)	11,614
1,241		TUI AG.	29,385
847		Viohalco S.A.	7,714
255		Voestalpine AG.	19,809

		TOTAL PRIMARY METAL INDUSTRIES	952,158

PRINTING AND PUBLISHING - 1.25%
1,351		Arnoldo Mondadori Editore S.p.A.	15,591
6,000		Dai Nippon Printing Co Ltd	96,262
3,123		Daily Mail & General Trust plc	44,489
2,632		Emap plc	41,209
1,459		Eniro AB	14,929
1,721		Gruppo Editoriale L'Espresso S.p.A.	10,386
5,600		Independent News & Media plc	17,659
1,390		Independent Newspapers Ltd	5,773

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

9,410		John Fairfax Holdings Ltd	$33,563
1,321		Lagardere S.C.A.	95,345
8,046		Pearson plc	97,088
864		Promotora de Informaciones S.A. (PRISA)	18,344
6,403		Reed Elsevier NV	87,294
12,705		Reed Elsevier plc	117,205
548		Schibsted ASA	15,562
8,000		SCMP Group Ltd	3,319
17,000		Singapore Press Holdings Ltd	47,905
13,330	*	Telecom Italia Media S.p.A.	6,034
1,506		Telefonica Publicidad e Informacion S.A.	13,961
6,000		Toppan Printing Co Ltd	66,576
2,772		Trinity Mirror plc	33,848
3,416		United Business Media plc	31,480
2,319		VNU NV	68,495
2,806		Wolters Kluwer NV	56,334
6,729		Yell Group plc	56,844

		TOTAL PRINTING AND PUBLISHING	1,095,495

RAILROAD TRANSPORTATION - 0.36%
9,021		Brambles Industries Ltd	49,147
6,657		Brambles Industries plc	33,262
3,921		Firstgroup plc	26,254
4,000		Keihin Electric Express Railway Co Ltd	24,632
15,000		Kintetsu Corp	51,820
7,710		Mayne Group Ltd	25,747
8,000		Nippon Express Co Ltd	39,426
6,000		Odakyu Electric Railway Co Ltd	34,781
8,000		Tobu Railway Co Ltd	30,448

		TOTAL RAILROAD TRANSPORTATION	315,517

REAL ESTATE - 1.58%
5,000		Ascendas Real Estate Investment Trust	5,238
500	*	Ascendas Real Estate Investment Trust (Class A)	502
4,727		British Land Co plc	81,315
10,000		CapitaLand Ltd	13,048
5,331		Centro Properties Group (New)	24,154
11,992		CFS Gandel Retail Trust	15,041
16,000		Cheung Kong Holdings Ltd	159,533
4,000		City Developments Ltd	17,398
400	*	City Developments Ltd Wts 05/10/06	1,117
46		Cofinimmo	7,528
11,345		Commonwealth Property Office Fund	11,117
10,013		DB RREEF Trust	10,361
306		Gecina S.A.	30,321
19,403		General Property Trust	56,885
2,507		Hammerson plc	41,803
11,000		Hang Lung Properties Ltd	16,983
4,763		Harvey Norman Holdings Ltd	11,761
6,000		Henderson Land Development Co Ltd	31,186
6,000		Hopewell Holdings	15,400
5,054		Hysan Development Co Ltd	10,631
238		Klepierre	21,076
1,100		Leopalace21 Corp	19,366
365		Metrovacesa S.A.	16,968
7,049		Mirvac Group	27,076
10,000		Mitsubishi Estate Co Ltd	117,107
7,000		Mitsui Fudosan Co Ltd	85,049
18,200		New World Development Co Ltd	20,371
1,008		Sacyr Vallehermoso S.A.	16,647
1,000		Singapore Land Ltd	2,904
14,205		Sino Land Co Ltd	13,981

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

3,769		Slough Estates plc	$39,799
438	v	Stockland	2,039
12,385		Stockland Trust Group	58,155
14,000		Sun Hung Kai Properties Ltd	140,041
3,000		Tokyu Land Corp	12,531
383		Unibail	60,285
2,000		United Overseas Land Ltd	2,475
13,192	*	Westfield Group	169,906

		TOTAL REAL ESTATE	1,387,098

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.48%
466		Adidas-Salomon AG.	75,217
7,000		Bridgestone Corp	139,358
1,197		Continental AG.	76,031
1,237		Michelin (C.G.D.E.) (B Shs)	79,345
93		Nokian Renkaat Oyj	14,133
12,572		Pirelli & C S.p.A.	16,952
1,000		Sanwa Shutter Corp	5,602
500		Toyoda Gosei Co Ltd	10,174

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	416,812

SECURITY AND COMMODITY BROKERS - 1.31%
6,105		3i Group plc	78,062
5,864		Amvescap plc	36,111
994		Australian Stock Exchange Ltd	15,896
1,221		Close Brothers Group plc	17,218
13,000		Daiwa Securities Group, Inc	93,881
976		Deutsche Boerse AG.	58,743
941		Euronext NV	28,740
10,000		Hong Kong Exchanges & Clearing Ltd	26,760
13,000		Itochu Corp	60,135
200		Jafco Co Ltd	13,584
2,851		Man Group plc	80,572
11,000		Marubeni Corp	30,487
11,000		Mitsubishi Corp	142,129
13,000		Mitsui & Co Ltd	116,590
15,000		Nikko Cordial Corp	79,487
18,000		Nomura Holdings, Inc	262,438
442	*	OMX AB	5,654
6,000		Singapore Exchange Ltd	6,579

		TOTAL SECURITY AND COMMODITY BROKERS	1,153,066

SPECIAL TRADE CONTRACTORS - 0.03%
1,955		Grafton Group plc	21,259
1,000		Kinden Corp	7,475

		TOTAL SPECIAL TRADE CONTRACTORS	28,734

STONE, CLAY, AND GLASS PRODUCTS - 1.44%
8,000		Asahi Glass Co Ltd	88,221
5,319		Boral Ltd	28,645
4,507		BPB plc	40,950
2,000		Central Glass Co Ltd	14,170
1,565		Cimpor Cimentos de Portugal S.A.	8,828
2,998		Compagnie de Saint-Gobain	180,605

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

5,452		CRH plc (Ireland)	$145,989
9,558		CSR Ltd	19,930
6,841		Hanson plc	58,742
404		Heidelberger Zement AG. (Germany)	24,327
1,610		Holcim Ltd (Regd)	96,988
1,100		Hoya Corp	124,202
700		Italcementi S.p.A.	11,275
4,695	*	James Hardie Industries NV	24,659
1,674		Lafarge S.A. (Br)	161,552
3,000		Nippon Sheet Glass Co Ltd	12,413
9,381		Pilkington plc	19,812
9,558		Rinker Group Ltd	79,795
2,466		RMC Group plc	40,196
3,000		Sumitomo Osaka Cement Co Ltd	7,348
7,000		Taiheiyo Cement Corp	17,420
3,000		Toto Ltd	28,633
613		Wienerberger AG.	29,288

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,263,988

TOBACCO PRODUCTS - 0.25%
2,618		Altadis S.A.	119,922
9		Japan Tobacco, Inc	102,762

		TOTAL TOBACCO PRODUCTS	222,684

TRANSPORTATION BY AIR - 0.67%
1,170		Air France-KLM	22,296
5,000		All Nippon Airways Co Ltd	17,420
2,484		Auckland International Airport Ltd	14,318
10,664		BAA plc	119,567
4,674	*	British Airways plc	21,088
9,000		Cathay Pacific Airways Ltd	17,021
2,114	*	Deutsche Lufthansa AG. (Regd)	30,315
100		Flughafen Wien AG.	7,571
3,889		Iberia Lineas Aereas de Espana	13,480
6,000		Japan Airlines System Corp	17,390
1	*	KLM (Royal Dutch Airlines) NV	15
55		Kobenhavns Lufthavne As	11,688
8,625		Qantas Airways Ltd	25,084
327	*	Ryanair Holdings plc (Spon ADR)	13,325
8,000		SABMiller plc	132,704
688	*	SAS AB	6,212
5,000		Singapore Airlines Ltd	34,918
9,500		Swire Pacific Ltd (A Shs)	79,445

		TOTAL TRANSPORTATION BY AIR	583,857

TRANSPORTATION EQUIPMENT - 4.86%
30,580		BAE Systems plc	135,328
4,433		BBA Group plc	24,320
993		Cobham plc	23,583
7,300		DaimlerChrysler AG. (Regd)	349,868
1,054		DaimlerChrysler AG. (U.S.)	50,645
5,100		Denso Corp	136,620
181		DSV a/s	12,271
4,008	*	Fiat S.p.A.	32,142
60,674		Finmeccanica S.p.A.	55,008
2,000		Hino Motors Ltd	14,853

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

7,300		Honda Motor Co Ltd	$378,286
834		Jardine Cycle & Carriage Ltd	5,416
11,000		Kawasaki Heavy Industries Ltd	18,035
5,000		Keppel Corp Ltd	26,342
210	*	Kvaerner ASA	1,085
1,020		MAN AG.	39,292
6,000		Mitsui Engineering & Shipbuilding Co Ltd	10,247
24,800		Nissan Motor Co Ltd	269,613
4,326		Patrick Corp Ltd	22,314
1,715		Peugeot Citroen S.A.	108,863
1,835		Renault S.A.	153,519
14,684		Rolls-Royce Group plc	69,634
4,000		SembCorp Marine Ltd	3,333
700		Shimano, Inc	19,981
7,722		Siemens AG.	654,748
5,581		Smiths Group plc	88,077
651		Thales S.A.	31,254
7,948		Tomkins plc	38,797
1,700		Toyota Industries Corp	42,471
27,800		Toyota Motor Corp	1,131,316
765		Valeo S.A.	32,027
3,071		Volkswagen AG.	139,211
3,199		Volvo AB (B Shs)	126,845
1,500		Yamaha Motor Co Ltd	22,514

		TOTAL TRANSPORTATION EQUIPMENT	4,267,858

TRANSPORTATION SERVICES - 0.13%
179	*	Aker ASA	1,832
2,148		Amadeus Global Travel Distribution S.A. (A Shs)	22,102
1,844		Arriva plc	19,118
24		Kuoni Reisen Holding (Regd)	10,553
1,353		National Express Group plc	21,443
95		Ship Finance International Ltd	1,949
6,550		Stagecoach Group plc	14,304
2,282		Toll Holdings Ltd	22,880

		TOTAL TRANSPORTATION SERVICES	114,181

TRUCKING AND WAREHOUSING - 0.20%
1,000		Mitsubishi Logistics Corp	9,857
1,000		Seino Transportation Co Ltd	9,369
12,000		Singapore Post Ltd	6,543
3,442		TPG NV	93,477
4,000		Yamato Transport Co Ltd	59,334

		TOTAL TRUCKING AND WAREHOUSING	178,580

WATER TRANSPORTATION - 0.56%
12		A.P. Moller-Maersk a/s	99,113
2,967		Associated British Ports Holdings plc	27,058
569		Attica Enterprises Holding S.A.	2,181
1,720		Carnival plc	104,945
135		Compagnie Maritime Belge S.A.	3,771
162		Euronav NV	4,206

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

SHARES			VALUE

2,704		Exel plc	$37,534
419		Frontline Ltd	18,644
1,257	v*	Golden Ocean Group Ltd	789
2,000		Kamigumi Co Ltd	15,966
4,000		Kawasaki Kisen Kaisha Ltd	25,725
8,000		Mitsui OSK Lines Ltd	48,014
10,000		Nippon Yusen Kabushiki Kaisha	53,869
6,286		Peninsular & Oriental Steam Navigation Co	35,904
546		Uponor Oyj	10,212

		TOTAL WATER TRANSPORTATION	487,931

WHOLESALE TRADE-DURABLE GOODS - 0.28%
1,077		AGFA Gevaert NV	36,539
22		D'ieteren NV	4,082
4,000		Fuji Electric Co Ltd	10,774
2,700		Fujisawa Pharmaceutical Co Ltd	73,909
330	*	M.J. Maillis S.A.	1,669
600		Mitsumi Electric Co Ltd	6,863
400		Sanrio Co Ltd	3,591
2,000		SembCorp Logistics Ltd	2,120
1,702		SSL International plc	10,293
8,000		Techtronic Industries Co	17,446
1,800		Terumo Corp	48,482
210		USS Co Ltd	17,625
317		Zodiac S.A.	14,758

		TOTAL WHOLESALE TRADE-DURABLE GOODS	248,151

WHOLESALE TRADE-NONDURABLE GOODS - 1.38%
2,582		Alliance Unichem plc	37,402
634		Altana AG.	40,081
15,062		British American Tobacco plc	259,535
228		Celesio AG.	18,545
676		Ciba Specialty Chemicals AG. (Regd)	51,424
1,894		Clariant AG.	30,565
3,199		Fyffes plc	8,392
716		H. Lundbeck a/s	15,962
7,045		Imperial Tobacco Group plc	193,012
713		Inchcape plc	26,762
2,234		Inditex S.A.	65,893
600		Kokuyo Co Ltd	7,243
16,000		Li & Fung Ltd	26,966
3,340		PaperlinX Ltd	12,358
3,703		Swedish Match AB	42,907
5,545		Unilever NV (Cert)	371,783

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,208,830

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -International Equity Index Fund

VALUE

TOTAL COMMON STOCKS
(Cost $58,143,415)	$87,435,706

TOTAL PORTFOLIO - 99.73%
(Cost $58,190,097)	87,507,685

OTHER ASSETS & LIABILITIES, NET - 0.27%	239,654

NET ASSETS - 100.00%	$87,747,339

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.

Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS REAL ESTATE SECURITIES FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
SHARES			VALUE

PREFERRED STOCKS - 2.81%
HOLDING AND OTHER INVESTMENT OFFICES - 2.81%
131,000	*	American Home Mortgage Investment Corp	$3,353,600
131,000	*	CBL & Associates Properties, Inc	3,255,350
131,000	*	Cousins Properties, Inc	3,290,720
110,000	*	IMPAC Mortgage Holdings, Inc	2,783,000

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	12,682,670

		TOTAL PREFERRED STOCKS
		(Cost $12,575,000)	12,682,670

COMMON STOCKS - 95.77%
HOLDING AND OTHER INVESTMENT OFFICES - 84.98%
393,000		Aames Investment Corp	4,205,100
132,765		Acadia Realty Trust	2,164,070
640,000		Affordable Residential Communities	9,184,000
86,600		AMB Property Corp	3,497,774
36,000		American Land Lease, Inc	811,440
20,000		AMLI Residential Properties Trust	640,000
75,000		Anthracite Capital, Inc	927,000
325,000		Archstone-Smith Trust	12,447,500
250,000	v*	Bimini Mortgage	4,015,000
475,000		Bimini Mortgage Management, Inc (Class A)	7,628,500
270,000		BNP Residential Properties, Inc	4,347,000
97,000		Boston Properties, Inc	6,272,990
42,500		Brandywine Realty Trust	1,249,075
70,000		BRE Properties, Inc (Class A)	2,821,700
65,000		Camden Property Trust	3,315,000
118,000		Capital Lease Funding, Inc	1,475,000
34,477		Capital Trust, Inc	1,058,789
359,769		Cedar Shopping Centers, Inc	5,144,697
30,000		Centerpoint Properties Trust	1,436,700
200,000		Corporate Office Properties Trust	5,870,000
100,000		Correctional Properties Trust	2,888,000
90,000		Cousins Properties, Inc	2,724,300
175,000	*	Deerfield Triarc Capital	2,625,000
132,222		Developers Diversified Realty Corp	5,866,690
158,956		Digital Realty Trust, Inc	2,141,137
114,132		Duke Realty Corp	3,896,466
250,000		Eagle Hospitality Properties Trust, Inc	2,575,000
398,000		Equity Inns, Inc	4,672,520
40,000		Equity Lifestyle Properties, Inc	1,430,000
59,338		Equity Office Properties Trust	1,727,923
245,000		Equity Residential	8,864,100
33,603		Essex Property Trust, Inc	2,815,931
175,000		Extra Space Storage, Inc	2,332,750
697,778		Falcon Financial Investment Trust	4,884,446
29,000		Federal Realty Investment Trust	1,497,850
400,000	*	Feldman Mall Properties, Inc	5,204,000
293,034		General Growth Properties, Inc	10,596,109
439,000		Glenborough Realty Trust, Inc	9,341,920
800,000		GMH Communities Trust	11,280,000
400,000	*	Gramercy Capital	8,240,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Real Estate Securities Fund

SHARES			VALUE

30,000		Healthcare Realty Trust, Inc	$1,221,000
220,000		Hersha Hospitality Trust	2,519,000
85,000		Home Properties, Inc	3,655,000
746,000		HomeBanc Corp	7,221,280
205,000		Host Marriott Corp	3,546,500
197,000		IMPAC Mortgage Holdings, Inc	4,465,990
40,000		iStar Financial, Inc	1,810,400
175,000	v*	JER Investors Trust, Inc	2,625,000
100,000		Kimco Realty Corp	5,799,000
101,522		Kite Realty Group Trust	1,551,256
226,572	*	La Quinta Corp	2,059,539
264,000		LaSalle Hotel Properties	8,403,120
165,078		Lexington Corporate Properties Trust	3,727,461
100,000		Liberty Property Trust	4,320,000
262,500		LTC Properties, Inc	5,226,375
211,720		Luminent Mortgage Capital, Inc	2,519,468
105,000		Macerich Co	6,594,000
74,000		Mack-Cali Realty Corp	3,406,220
180,000	*	Meristar Hospitality Corp	1,503,000
30,000		Mills Corp	1,912,800
920,000		Monmouth REIT (Class A)	7,921,200
70,000		New Century Financial Corp	4,473,700
88,547		New York Mortgage Trust, Inc	991,726
171,167		Newcastle Investment Corp	5,439,687
100,000	*	NorthStar Realty Finance Corp	1,145,000
111,015		Novastar Financial, Inc	5,495,243
645,000		Omega Healthcare Investors, Inc	7,611,000
220,000	v*	Origen Financial Co	2,200,000
261,820		Origen Financial, Inc	1,958,414
50,000		Pan Pacific Retail Properties, Inc	3,135,000
50,000		Parkway Properties, Inc	2,537,500
220,000	v*	People's Choice Financial	2,200,000
80,000		Prologis	3,466,400
117,000		Public Storage, Inc	6,522,750
298,000		Reckson Associates Realty Corp	9,777,380
90,000		Regency Centers Corp	4,986,000
160,000		Simon Property Group, Inc	10,347,200
95,000		SL Green Realty Corp	5,752,250
791,379	*	Spirit Finance Corp	10,010,944
225,000	*	Spirit Financial Corp	2,846,250
350,000		Strategic Hotel Capital, Inc	5,775,000
331,630		Sunset Financial Resources, Inc	3,452,268
196,000		Sunstone Hotel Investors, Inc	4,072,880
450,000		Trizec Properties, Inc	8,514,000
89,000		United Dominion Realty Trust, Inc	2,207,200
300,000		U-Store-It Trust	5,205,000
105,000		Ventas, Inc	2,878,050
60,000		Vornado Realty Trust	4,567,800

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	383,691,728

HOTELS AND OTHER LODGING PLACES - 7.45%
175,000	*	Diamondrock Hospitality Co	1,750,000
155,000	*	Fairmont Hotels & Resorts	5,369,200
100,551	*	Great Wolf Resorts, Inc	2,246,309
112,000		Hilton Hotels Corp	2,546,880

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS -Real Estate Securities Fund

SHARES			VALUE

250,000	*	Interstate Hotels & Resorts, Inc	$1,340,000
2,950,000	*	Jameson Inns, Inc	5,811,500
806,428	*	Lodgian, Inc	9,919,066
80,000		Starwood Hotels & Resorts Worldwide, Inc	4,672,000

		TOTAL HOTELS AND OTHER LODGING PLACES	33,654,955

REAL ESTATE - 3.34%
200,000		Catellus Development Corp	6,120,000
25,000	*	CB Richard Ellis Group, Inc	838,750
175,000	*	KKR Financial Corp	1,750,000
500,000	*	Thomas Properties Group, Inc	6,370,000

		TOTAL REAL ESTATE	15,078,750

		TOTAL COMMON STOCKS
		(Cost $392,775,122)	432,425,433

PRINCIPAL

SHORT TERM INVESTMENTS - 3.04%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.04%

$13,730,000

		Federal Home Loan Banks (FHLB) 1.00%, 01/03/05	13,727,540

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	13,727,540

		TOTAL SHORT TERM INVESTMENTS
		(Cost $13,728,570)	13,727,540

		TOTAL PORTFOLIO - 101.62%
		(Cost $419,078,692)	458,835,643
		OTHER ASSETS & LIABILITIES, NET - (1.62)%	(7,317,045)

		NET ASSETS - 100.00%	$451,518,598

*	Non-income producing
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the Funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS SOCIAL CHOICE EQUITY FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

SHARES			VALUE

PREFERRED STOCKS - 0.00%
HEALTH SERVICES - 0.00%
300	*	Bio-Reference Labs, Inc	$5,220

		TOTAL HEALTH SERVICES	5,220

		TOTAL PREFERRED STOCKS
		(Cost $4,135)	5,220

COMMON STOCKS - 99.89%
AMUSEMENT AND RECREATION SERVICES - 0.11%
2,970	*	Gaylord Entertainment Co	123,344
500		International Speedway Corp (Class A)	26,400
700	*	Sunterra Corp	9,828

		TOTAL AMUSEMENT AND RECREATION SERVICES	159,572

APPAREL AND ACCESSORY STORES - 0.55%
500	*	Chico's FAS, Inc	22,765
1,100		Foot Locker, Inc	29,623
11,600		Gap, Inc	244,992
7,036		Limited Brands, Inc	161,969
1,300		Nordstrom, Inc	60,749
600		Oshkosh B'gosh, Inc (Class A)	12,840
1,500		Ross Stores, Inc	43,305
8,000		TJX Cos, Inc	201,040

		TOTAL APPAREL AND ACCESSORY STORES	777,283

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
3,000	*	Collins & Aikman Corp	13,080
100	*	Columbia Sportswear Co	5,961
1,100	*	Hartmarx Corp	8,547
1,976		Liz Claiborne, Inc	83,407
100		Phillips-Van Heusen Corp	2,700

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	113,695

AUTO REPAIR, SERVICES AND PARKING - 0.01%
160		Central Parking Corp	2,424
161	*	Midas, Inc	3,220
200		Ryder System, Inc	9,554

		TOTAL AUTO REPAIR, SERVICES AND PARKING	15,198

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.07%
500	*	Autozone, Inc	45,655
1,102	*	Carmax, Inc	34,217
500	*	Copart, Inc	13,160
400	*	Rush Enterprises, Inc	6,924

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	99,956

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.50%
200		Fastenal Co	$12,312
32,900		Home Depot, Inc	1,406,146
12,200		Lowe's Cos	702,598

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,121,056

BUSINESS SERVICES - 6.21%
3,800	*	3Com Corp	15,846
2,975		Adobe Systems, Inc	186,652
800	*	Akamai Technologies, Inc	10,424
200	*	Ariba, Inc	3,320
900	*	Aspect Communications Corp	10,026
200	*	Aspen Technology, Inc	1,242
2,200		Autodesk, Inc	83,490
14,600		Automatic Data Processing, Inc	647,510
1,600	*	BEA Systems, Inc	14,176
700	*	Bisys Group, Inc	11,515
1,000	*	BMC Software, Inc	18,600
1,100	*	Brocade Communications Systems, Inc	8,404
1,600	*	Cadence Design Systems, Inc	22,096
1,700	*	Ceridian Corp	31,076
100	*	Checkfree Corp	3,808
559	*	Ciber, Inc	5,389
500	*	Citrix Systems, Inc	12,265
1,100	*	CNET Networks, Inc	12,353
1,734	*	Cognizant Technology Solutions Corp	73,400
2,385	*	Compuware Corp	15,431
1,500	*	Convergys Corp	22,485
900	*	Corillian Corp	4,428
200	*	CSG Systems International, Inc	3,740
100		Deluxe Corp	3,733
1,000	*	DST Systems, Inc	52,120
800	*	Dun & Bradstreet Corp	47,720
100	*	Earthlink, Inc	1,152
500	*	eFunds Corp	12,005
3,514	*	Electronic Arts, Inc	216,744
10,312		Electronic Data Systems Corp	238,207
300	*	Equinix, Inc	12,822
300		Fair Isaac Corp	11,004
400	*	First Advantage Corp	8,160
4,100	*	Fiserv, Inc	164,779
615	*	Getty Images, Inc	42,343
803	*	GSI Commerce, Inc	14,277
700		Henry (Jack) & Associates, Inc	13,937
1,385	*	iGate Corp	5,609
3,188		IMS Health, Inc	73,993
3,200	*	Innovative Solutions & Support, Inc	106,752
380	*	Intrado, Inc	4,598
1,600	*	Intuit, Inc	70,416
2,700	*	Ipass, Inc	19,980
1,849	*	Iron Mountain, Inc	56,376
6,869	*	Juniper Networks, Inc	186,768
900	*	KFX ,Inc	13,068
1,300	*	Lamar Advertising Co	55,614
1,100		Manpower, Inc	53,130
400	*	Mercury Interactive Corp	18,220
115,800		Microsoft Corp	3,093,018
1,400	*	Mindspeed Technologies, Inc	3,892

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,615	*	Monster Worldwide, Inc	$54,329
900	*	MPS Group, Inc	11,034
800	*	NCR Corp	55,384
500		NDCHealth Corp	9,295
500	*	Network Equipment Technologies, Inc	4,910
1,078	*	NIC, Inc	5,476
3,000	*	Novell, Inc	20,250
4,200		Omnicom Group, Inc	354,144
51,500	*	Oracle Corp	706,580
227	*	PalmSource, Inc	2,892
400	*	PDI, Inc	8,912
700	*	Perot Systems Corp (Class A)	11,221
400	*	Pixar	34,244
277	*	Portal Software, Inc	734
1,200	*	Red Hat, Inc	16,020
700	*	Retek, Inc	4,305
1,700	*	Rewards Network, Inc	11,900
2,193		Robert Half International, Inc	64,540
172	*	Scansoft, Inc	721
3,400	*	Siebel Systems, Inc	35,700
4,800	*	Sitel Corp	11,808
1,308	*	Spherion Corp	10,987
50,200	*	Sun Microsystems, Inc	270,076
5,100	*	SunGard Data Systems, Inc	144,483
1,200	*	Sykes Enterprises, Inc	8,340
7,900	*	Symantec Corp	203,504
600	*	Synopsys, Inc	11,772
500	*	TeleTech Holdings, Inc	4,845
1,800		Total System Services, Inc	43,740
397	*	Trizetto Group, Inc	3,772
5,300	*	Unisys Corp	53,954
600	*	United Rentals, Inc	11,340
700	*	Universal Compression Holdings, Inc	24,437
2,400	*	VeriSign, Inc	80,448
4,954	*	Veritas Software Corp	141,437
14,702	*	Yahoo!, Inc	553,971

		TOTAL BUSINESS SERVICES	8,809,618

CHEMICALS AND ALLIED PRODUCTS - 8.63%
622	*	Abgenix, Inc	6,431
1,380	*	Able Laboratories, Inc	31,395
300	*	Adolor Corp	2,976
3,400	*	Advancis Pharmaceutical Corp	12,988
7,800		Air Products & Chemicals, Inc	452,166
100	*	Alexion Pharmaceuticals, Inc	2,520
300	*	Alkermes, Inc	4,227
4,800		Allergan, Inc	389,136
1,400	*	American Pharmaceutical Partners, Inc	52,374
19,999	*	Amgen, Inc	1,282,936
700	*	Amylin Pharmaceuticals, Inc	16,352
694	*	Array Biopharma, Inc	6,607
200	*	Atherogenics, Inc	4,712
3,243	*	Avant Immunotherapeutics, Inc	6,518
2,800		Avery Dennison Corp	167,916
6,000		Avon Products, Inc	232,200
2,225	*	Barr Pharmaceuticals, Inc	101,327
2,722	*	Benthley Pharmaceuticals, Inc	29,262
700	*	BioCryst Pharmaceuticals, Inc	4,046
2,400	*	Bioenvision, Inc	21,504
5,811	*	Biogen Idec, Inc	387,071
1,300	*	BioMarin Pharmaceutical, Inc	8,307

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

908	*	Biosite, Inc	$55,878
1,300	*	Bone Care International, Inc	36,205
600	*	Bradley Pharmaceuticals, Inc	11,640
800		Cabot Corp	30,944
400	*	Cell Therapeutics, Inc	3,256
900	*	Cephalon, Inc	45,792
300	*	Charles River Laboratories International, Inc	13,803
1,301	*	Chattem, Inc	43,063
1,800		Clorox Co	106,074
9,600		Colgate-Palmolive Co	491,136
400	*	Cubist Pharmaceuticals, Inc	4,732
1,200	*	Curis, Inc	6,264
400	*	Cypress Bioscience, Inc	5,624
1,700	*	Cytogen Corp	19,584
400	*	Dade Behring Holdings, Inc	22,400
603	*	Dendreon Corp	6,500
2,100		Diagnostic Products Corp	115,605
282	*	Digene Corp	7,374
1,376	*	Dov Pharmaceutical, Inc	24,837
6,334	*	Durect Corp	20,776
800	*	Dusa Pharmaceuticals, Inc	11,440
4,900		Ecolab, Inc	172,137
563	*	Encysive Pharmaceuticals, Inc	5,591
135	*	Enzon, Inc	1,852
2,200	*	Eon Labs, Inc	59,400
300	*	EPIX Pharmaceuticals, Inc	5,373
1,899	*	First Horizon Pharmaceutical	43,468
8,235	*	Forest Laboratories, Inc	369,422
2,600	*	Genaera Corp	8,892
2,200	*	Genelabs Technologies	2,640
282	*	Genta, Inc	496
4,401	*	Genzyme Corp	255,566
500	*	Geron Corp	3,985
7,814	*	Gilead Sciences, Inc	273,412
18,700		Gillette Co	837,386
1,400	*	Guilford Pharmaceuticals, Inc	6,930
300		H.B. Fuller Co	8,553
1,620	*	Hollis-Eden Pharmaceuticals	15,260
1,305	*	Human Genome Sciences, Inc	15,686
500	*	ICOS Corp	14,140
700	*	Idexx Laboratories, Inc	38,213
800	*	Immunogen, Inc	7,072
1,033	*	Immunomedics, Inc	3,140
1,828	*	Impax Laboratories, Inc	29,029
1,300	*	Indevus Pharmaceuticals, Inc	7,748
1,200	*	Inkine Pharmaceutical Co	6,516
100	*	InterMune, Inc	1,326
1,157	*	Inverness Medical Innovations, Inc	29,041
500	*	Invitrogen Corp	33,565
1,150	*	Isis Pharmaceuticals, Inc	6,785
400	*	Isolagen, Inc	3,148
6,400	*	King Pharmaceuticals, Inc	79,360
1,850	*	KV Pharmaceutical Co (Class A)	40,793
1,600	*	Lannett Co, Inc	15,760
596	*	Ligand Pharmaceuticals, Inc (Class B)	6,937
1,500		Mannatech, Inc	28,560
800	*	Martek Biosciences Corp	40,960
830	*	Medarex, Inc	8,947
2,200		Medicis Pharmaceutical Corp (Class A)	77,242
4,141	*	MedImmune, Inc	112,263
35,842		Merck & Co, Inc	1,151,962
600	*	MGI Pharma, Inc	16,806

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

4,400	*	Millennium Pharmaceuticals, Inc	$53,328
7,525		Mylan Laboratories, Inc	133,042
400	*	Myogen, Inc	3,228
1,200	*	Nabi Biopharmaceuticals	17,580
400	*	NBTY, Inc	9,604
1,700	*	Nektar Therapeutics	34,408
1,782	*	Neose Technologies, Inc	11,975
200	*	Neurocrine Biosciences, Inc	9,860
600	*	Neurogen Corp	5,616
300	*	Northfield Laboratories, Inc	6,765
1,029	*	Noven Pharmaceuticals, Inc	17,555
100	*	NPS Pharmaceuticals, Inc	1,828
2,100	*	Nutraceutical International Corp	32,361
800	*	Nuvelo, Inc	7,880
100	*	OraSure Technologies, Inc	672
643	*	OSI Pharmaceuticals, Inc	48,129
3,070	*	Pain Therapeutics, Inc	22,135
6,452	*	Palatin Technologies, Inc	17,162
700	*	Par Pharmaceutical Cos, Inc	28,966
2,000	*	Penwest Pharmaceuticals Co	23,920
5,800	*	Peregrine Pharmaceuticals, Inc	6,786
400	*	Pharmacyclics, Inc	4,188
900	*	Pharmion Corp	37,989
1,000	*	Pozen, Inc	7,270
5,892	*	Praecis Pharmaceuticals, Inc	11,195
9,700		Praxair, Inc	428,255
42,302		Procter & Gamble Co	2,329,994
600	*	Progenics Pharmaceuticals	10,296
800	*	Protein Design Labs, Inc	16,528
7,100		Rohm & Haas Co	314,033
1,305	*	Salix Pharmaceuticals Ltd	22,955
1,293	*	Sciclone Pharmaceuticals, Inc	4,784
1,100	*	Sepracor, Inc	65,307
280	*	Serologicals Corp	6,194
1,100		Sigma-Aldrich Corp	66,506
887	*	SuperGen, Inc	6,253
300	*	Tanox, Inc	4,560
495	*	Third Wave Technologies, Inc	4,257
400	*	USANA Health Sciences, Inc	13,680
1,527	*	Vertex Pharmaceuticals, Inc	16,140
599	*	Vicuron Pharmaceuticals, Inc	10,429
2,000	*	Vion Pharmaceuticals, Inc	9,380
2,700	*	Watson Pharmaceuticals, Inc	88,587
3,500		Wellman, Inc	37,415
8,400	*	Zila, Inc	35,952
1,903	*	Zymogenetics, Inc	43,769

		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,239,976

COMMUNICATIONS - 4.95%
13,436		AT&T Corp	256,090
4,860	*	Avaya, Inc	83,592
28,000		BellSouth Corp	778,120
29,472	*	Comcast Corp (Class A)	980,828
4,600	*	Comcast Corp (Special Class A)	151,064
500	*	Foundry Networks, Inc	6,580
6,362	*	IAC/InterActiveCorp	175,718
1,300	*	Infonet Services Corp (Class B)	2,626
2,397	*	Liberty Media International, Inc	110,813
258	*	Lucent Technologies Inc Wts 12/10/07	408

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

58,711	*	Lucent Technologies, Inc	$220,753
3,000	*	Mastec, Inc	30,330
9,964	*	Nextel Communications, Inc (Class A)	298,920
300	*	Novatel Wireless, Inc	5,814
671	*	NTL, Inc	48,956
62,600		SBC Communications, Inc	1,613,202
16,650		Sprint Corp	413,753
3,500	*	Terremark Worldwide, Inc	2,240
900	*	UnitedGlobalcom, Inc (Class A)	8,694
1,400	*	Univision Communications, Inc (Class A)	40,978
42,831		Verizon Communications, Inc	1,735,084
100	*	West Corp	3,311
1,249	*	XM Satellite Radio Holdings, Inc	46,987

		TOTAL COMMUNICATIONS	7,014,861

DEPOSITORY INSTITUTIONS - 9.90%
7,900		AmSouth Bancorp	204,610
400		Banknorth Group, Inc	14,640
15,600		BB&T Corp	655,980
3,700		Comerica, Inc	225,774
300		Compass Bancshares, Inc	14,601
13,897		Fifth Third Bancorp	657,050
6,800		Golden West Financial Corp	417,656
300		IndyMac Bancorp, Inc	10,335
62,820		JPMorgan Chase & Co	2,450,608
12,500		KeyCorp	423,750
1,900		M & T Bank Corp	204,896
3,200		Marshall & Ilsley Corp	141,440
9,900		Mellon Financial Corp	307,989
18,505		National City Corp	694,863
2,633		New York Community Bancorp, Inc	54,161
7,932		North Fork Bancorp, Inc	228,838
2,700		Northern Trust Corp	131,166
750		People's Bank	29,168
7,700		PNC Financial Services Group, Inc	442,288
13,532		Regions Financial Corp	481,604
2,600		Sovereign Bancorp, Inc	58,630
6,100		State Street Corp	299,632
8,800		SunTrust Banks, Inc	650,144
4,200		Synovus Financial Corp	120,036
43,300		U.S. Bancorp	1,356,156
1,800		UnionBanCal Corp	116,064
32,329		Wachovia Corp	1,700,505
31,300		Wells Fargo & Co	1,945,295

		TOTAL DEPOSITORY INSTITUTIONS	14,037,879

EATING AND DRINKING PLACES - 1.02%
450		Applebee's International, Inc	11,903
2,350		Darden Restaurants, Inc	65,189
38,874		McDonald's Corp	1,246,300
900		Outback Steakhouse, Inc	41,202
2,200		Wendy's International, Inc	86,372

		TOTAL EATING AND DRINKING PLACES	1,450,966

EDUCATIONAL SERVICES - 0.16%
2,419	*	Apollo Group, Inc (Class A)	195,237
900	*	Career Education Corp	36,000
49	*	Laureate Education, Inc	2,160

		TOTAL EDUCATIONAL SERVICES	233,397

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 5.32%
17,995	*	AES Corp	$245,992
1,400		AGL Resources, Inc	46,536
6,233		Allete, Inc	229,063
375		Aqua America, Inc	9,221
13,176	*	Aquila, Inc	48,619
3,800		Atmos Energy Corp	103,930
8,433		Avista Corp	149,011
4,600		Black Hills Corp	141,128
811	*	Casella Waste Systems, Inc (Class A)	11,873
800		Citizens Communications Co	11,032
9,007		Cleco Corp	182,482
1,600		Connecticut Water Service, Inc	42,384
2,300		Crosstex Energy, Inc	96,370
13,000		DPL, Inc	326,430
10,600		Empire District Electric Co	240,408
900		Energen Corp	53,055
619		EnergySouth, Inc	17,357
6,500		Equitable Resources, Inc	394,290
11,200		Hawaiian Electric Industries, Inc	326,480
8,200		Idacorp, Inc	250,674
9,100		KeySpan Corp	358,995
10,300		Kinder Morgan, Inc	753,239
2,424		MGE Energy, Inc	87,337
6,100		National Fuel Gas Co	172,874
200		New Jersey Resources Corp	8,668
800		Nicor, Inc	29,552
21,719		NiSource, Inc	494,759
18,900		OGE Energy Corp	501,039
5,222		Otter Tail Corp	133,318
1,400		Peoples Energy Corp	61,530
20,600		Pepco Holdings, Inc	439,192
400		Piedmont Natural Gas Co, Inc	9,296
21,500		Puget Energy, Inc	531,050
5,200		Questar Corp	264,992
1,390		Resource America, Inc (Class A)	45,175
7,622	*	Sierra Pacific Resources	80,031
720	*	Southern Union Co	17,266
400	*	Stericycle, Inc	18,380
100		UGI Corp	4,091
7,927		Unisource Energy Corp	191,120
450	*	Waste Connections, Inc	15,413
3,400		Western Gas Resources, Inc	99,450
1,500		WGL Holdings, Inc	46,260
15,181		Williams Cos, Inc	247,298

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,536,660

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.30%
200		Adtran, Inc	3,828
4,000	*	Advanced Micro Devices, Inc	88,080
174	*	Agere Systems, Inc (Class A)	238
8,400	*	Agere Systems, Inc (Class B)	11,340
3,500	*	Altera Corp	72,450
2,793		American Power Conversion Corp	59,770
2,200		Ametek, Inc	78,474
800	*	Amkor Technology, Inc	5,344
5,000		Analog Devices, Inc	184,600
440	*	Arris Group, Inc	3,098
953	*	Artesyn Technologies, Inc	10,769
1,497	*	Avanex Corp	4,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,634		AVX Corp	$20,588
500		Baldor Electric Co	13,765
2,765	*	Broadcom Corp (Class A)	89,254
376	*	Broadwing Corp	3,425
400	*	California Micro Devices Corp	2,836
2,500	*	Capstone Turbine Corp	4,575
900	*	Carrier Access Corp	9,612
462	*	C-COR, Inc	4,297
10,300	*	CIENA Corp	34,402
1,800	*	Comverse Technology, Inc	44,010
3,100	*	Conexant Systems, Inc	6,169
100	*	Cree, Inc	4,008
100	*	Cypress Semiconductor Corp	1,173
600	*	DDi Corp	1,908
300	*	Ditech Communications Corp	4,485
10,800	*	Eagle Broadband, Inc	7,128
15,300		Emerson Electric Co	1,072,530
400	*	Energizer Holdings, Inc	19,876
1,000	*	Finisar Corp	2,280
1,100		Harman International Industries, Inc	139,700
1,000	*	Harmonic, Inc	8,340
1,300		Hubbell, Inc (Class B)	67,990
87,300		Intel Corp	2,041,947
500	*	Interdigital Communications Corp	11,050
100	*	International Rectifier Corp	4,457
500		Intersil Corp (Class A)	8,370
726	*	InterVoice, Inc	9,692
1,441	*	Jabil Circuit, Inc	36,861
14,939	*	JDS Uniphase Corp	47,357
497	*	Kemet Corp	4,448
355		LSI Industries, Inc	4,065
4,400	*	LSI Logic Corp	24,112
1,000	*	Magnetek, Inc	6,900
4,100		Maxim Integrated Products, Inc	173,799
3,652	*	McData Corp (Class A)	21,766
900	*	Merix Corp	10,368
1,100		Microchip Technology, Inc	29,326
8,347	*	Micron Technology, Inc	103,085
2,554		Molex, Inc	76,620
35,800		Motorola, Inc	615,760
3,600	*	MRV Communications, Inc	13,212
617	*	Mykrolis Corp	8,743
3,200		National Semiconductor Corp	57,440
900	*	NMS Communications Corp	5,679
800	*	Novellus Systems, Inc	22,312
4,957	*	Optical Communication Products, Inc	12,393
500	*	PMC-Sierra, Inc	5,625
300	*	Polycom, Inc	6,996
600	*	Powerwave Technologies, Inc	5,088
700	*	QLogic Corp	25,711
21,924		Qualcomm, Inc	929,578
600	*	Rambus, Inc	13,800
500	*	RF Micro Devices, Inc	3,420
1,500		Scientific-Atlanta, Inc	49,515
500	*	Silicon Storage Technology, Inc	2,975
12,055	*	Sirius Satellite Radio, Inc	92,221
600	*	Skyworks Solutions, Inc	5,658
400	*	Stratex Networks, Inc	904
2,000	*	Sycamore Networks, Inc	8,120
6,317	*	Tellabs, Inc	54,263
4,100	*	Terayon Communication Systems, Inc	11,111
25,500		Texas Instruments, Inc	627,810
886	*	Thomas & Betts Corp	27,245
2,000	*	Tripath Technology, Inc	2,500
1,000	*	Utstarcom, Inc	22,150

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,475	*	Vishay Intertechnology, Inc	$22,155
1,500	*	Westell Technologies, Inc	10,200
300	*	Wilson Greatbatch Technologies, Inc	6,726
700		Woodhead Industries, Inc	11,221
4,300		Xilinx, Inc	127,495
1,900	*	Zhone Technologies, Inc	4,921

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,512,467

ENGINEERING AND MANAGEMENT SERVICES - 0.58%
1,748	*	Accelrys, Inc	13,634
427	*	Affymetrix, Inc	15,607
700	*	Answerthink, Inc	3,262
600	*	Antigenics, Inc	6,072
1,200	*	Applera Corp (Celera Genomics Group)	16,500
793	*	Ariad Pharmaceuticals, Inc	5,892
900	*	Axonyx, Inc	5,580
2,300	*	BearingPoint, Inc	18,469
967	*	Ciphergen Biosystems, Inc	4,158
200		Corporate Executive Board Co	13,388
100	*	Covance, Inc	3,875
1,013	*	CuraGen Corp	7,253
100	*	CV Therapeutics, Inc	2,300
1,300	*	Decode Genetics, Inc	10,153
700	*	Dyax Corp	5,054
130	*	Gartner, Inc (Class B)	1,598
200	*	Gen-Probe, Inc	9,042
34	*	Hewitt Associates, Inc	1,088
2,093	*	Incyte Corp	20,909
1,608	*	Kosan Biosciences, Inc	11,143
570	*	Lexicon Genetics, Inc	4,420
500	*	Luminex Corp	4,440
1,400	*	Maxim Pharmaceuticals, Inc	4,228
3,200		Moody's Corp	277,920
300	*	Neopharm, Inc	3,753
1,300	*	Oscient Pharmaceuticals Corp	4,745
8,200		Paychex, Inc	279,456
600	*	Pharmaceutical Product Development, Inc	24,774
1,500	*	Pharmos Corp	2,130
1,000	*	PRG-Schultz International, Inc	5,030
969	*	Regeneron Pharmaceuticals, Inc	8,924
1,600	*	Seattle Genetics, Inc	10,448
200	*	Telik, Inc	3,828
431	*	TRC Cos, Inc	7,327
900	*	Trimeris, Inc	12,753

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	829,153

FABRICATED METAL PRODUCTS - 1.30%
2,089		Commercial Metals Co	105,620
4,600	*	Crown Holdings, Inc	63,204
700		Gulf Island Fabrication, Inc	15,281
2,100		Harsco Corp	117,054
10,000		Illinois Tool Works, Inc	926,800
600	*	Jacuzzi Brands, Inc	5,220
11,600		Masco Corp	423,748
1,200	*	Shaw Group, Inc	21,420
400		Silgan Holdings, Inc	24,384
900		Snap-On, Inc	30,924
1,700		Stanley Works	83,283
8,665	*	Tower Automotive, Inc	20,709
400		Valmont Industries, Inc	10,044

		TOTAL FABRICATED METAL PRODUCTS	1,847,691

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 3.35%
3,700		Campbell Soup Co	$110,593
38,600		Coca-Cola Co	1,606,918
2,800		Coca-Cola Enterprises, Inc	58,380
6,900		General Mills, Inc	342,999
6,500		H.J. Heinz Co	253,435
3,000		Hershey Foods Corp	166,620
7,600		Kellogg Co	339,416
500		Pepsi Bottling Group, Inc	13,520
31,000		PepsiCo, Inc	1,618,200
3,500		Wrigley (Wm.) Jr Co	242,165

		TOTAL FOOD AND KINDRED PRODUCTS	4,752,246

FOOD STORES - 0.84%
10,600		Albertson's, Inc	253,128
16		Arden Group, Inc (Class A)	1,608
13,300	*	Kroger Co	233,282
3,200	*	Pathmark Stores, Inc	18,592
7,200	*	Safeway, Inc	142,128
7,807	*	Starbucks Corp	486,845
500		Whole Foods Market, Inc	47,675
2,300	*	Winn-Dixie Stores, Inc	10,465

		TOTAL FOOD STORES	1,193,723

FURNITURE AND FIXTURES - 0.45%
1,200		Hillenbrand Industries, Inc	66,648
6,200		Johnson Controls, Inc	393,328
4,400		Leggett & Platt, Inc	125,092
2,100		Newell Rubbermaid, Inc	50,799

		TOTAL FURNITURE AND FIXTURES	635,867

FURNITURE AND HOMEFURNISHINGS STORES - 0.31%
3,800	*	Bed Bath & Beyond, Inc	151,354
3,600		Best Buy Co, Inc	213,912
1,553		Circuit City Stores, Inc (Circuit City Group)	24,289
1,100		RadioShack Corp	36,168
300	*	Williams-Sonoma, Inc	10,512

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	436,235

GENERAL BUILDING CONTRACTORS - 0.43%
1,900		Centex Corp	113,202
4,250		D.R. Horton, Inc	171,318
500		KB Home	52,200
2,500		Lennar Corp (Class A)	141,700
60		Lennar Corp (Class B)	3,133
1,900		Pulte Homes, Inc	121,220
200	*	Toll Brothers, Inc	13,722

		TOTAL GENERAL BUILDING CONTRACTORS	616,495

GENERAL MERCHANDISE STORES - 1.33%
600	*	99 Cents Only Stores	9,696
400	*	Big Lots, Inc	4,852
7,370		Costco Wholesale Corp	356,782
2,100		Dollar General Corp	43,617
567	*	Dollar Tree Stores, Inc	16,262

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,300		Family Dollar Stores, Inc	$40,599
3,500		J.C. Penney Co, Inc	144,900
3,443	*	Kohl's Corp	169,292
4,600		May Department Stores Co	135,240
200		Neiman Marcus Group, Inc (Class A)	14,308
600	*	Retail Ventures, Inc	4,260
500		Saks, Inc	7,255
3,000		Sears Roebuck & Co	153,090
15,100		Target Corp	784,143

		TOTAL GENERAL MERCHANDISE STORES	1,884,296

HEALTH SERVICES - 0.48%
100	*	Accredo Health, Inc	2,772
100	*	Apria Healthcare Group, Inc	3,295
7,167	*	Caremark Rx, Inc	282,595
700	*	Coventry Health Care, Inc	37,156
450	*	DaVita, Inc	17,789
900	*	Express Scripts, Inc	68,796
2,200	*	First Health Group Corp	41,162
3,400		Health Management Associates, Inc (Class A)	77,248
162	*	LifePoint Hospitals, Inc	5,641
800	*	Lincare Holdings, Inc	34,120
900		Manor Care, Inc	31,887
400	*	NeighborCare, Inc	12,288
800	*	OCA, Inc	5,080
200		Option Care, Inc	3,438
762	*	Specialty Laboratories, Inc	8,412
800	*	Triad Hospitals, Inc	29,768
300		Universal Health Services, Inc (Class B)	13,350

		TOTAL HEALTH SERVICES	674,797

HOLDING AND OTHER INVESTMENT OFFICES - 3.22%
7,090		Allied Capital Corp	183,206
300		AMB Property Corp	12,117
1,600		American Financial Realty Trust	25,888
8,958		Archstone-Smith Trust	343,091
1,200		AvalonBay Communities, Inc	90,360
2,600		Boston Properties, Inc	168,142
300		Capstead Mortgage Corp	3,162
200		CarrAmerica Realty Corp	6,600
1,781		Cherokee, Inc	62,834
1,000		Crescent Real Estate Equities Co	18,260
400		Developers Diversified Realty Corp	17,748
3,279		Duke Realty Corp	111,945
17,800		Equity Office Properties Trust	518,336
10,113		Equity Residential	365,888
200	*	FelCor Lodging Trust, Inc	2,930
1,100		Fremont General Corp	27,698
1,100		Friedman Billings Ramsey Group, Inc	21,329
3,770		General Growth Properties, Inc	136,323
800		Harris & Harris Group, Inc	13,104
1,000		Health Care Property Investors, Inc	27,690
200		Highwoods Properties, Inc	5,540
500		Hospitality Properties Trust	23,000
4,200		Host Marriott Corp	72,660
2,500		HRPT Properties Trust	32,075
2,100		iStar Financial, Inc	95,046
1,800		Kimco Realty Corp	104,382
200		Liberty Property Trust	8,640
700	*	Meristar Hospitality Corp	5,845

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,400		MFA Mortgage Investments, Inc	$12,348
665		New Plan Excel Realty Trust	18,008
600		Popular, Inc	17,298
4,400		Prologis	190,652
2,538		Public Storage, Inc	141,494
6,400		Simon Property Group, Inc	413,888
2,800		Vornado Realty Trust	213,164
24,400		Washington Mutual, Inc	1,031,632
450		Weingarten Realty Investors	18,045

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,560,368

HOTELS AND OTHER LODGING PLACES - 0.10%
1,300		Choice Hotels International, Inc	75,400
2,600		Marcus Corp	65,364

		TOTAL HOTELS AND OTHER LODGING PLACES	140,764

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.45%
17,700		3M Co	1,452,639
500	*	AGCO Corp	10,945
4,300	*	American Standard Cos, Inc	177,676
4,947	*	Apple Computer, Inc	318,587
24,548	*	Applied Materials, Inc	419,771
179	*	Astec Industries, Inc	3,081
400	*	Authentidate Holding Corp	2,476
1,400		Black & Decker Corp	123,662
194	*	Brooks Automation, Inc	3,341
86,400	*	Cisco Systems, Inc	1,667,520
900	*	Cooper Cameron Corp	48,429
700		Cummins, Inc	58,653
6,200		Deere & Co	461,280
35,300	*	Dell, Inc	1,487,542
200		Donaldson Co, Inc	6,516
500	*	Dril-Quip, Inc	12,130
34,700	*	EMC Corp	515,989
400	*	Emulex Corp	6,736
200	*	FMC Technologies, Inc	6,440
1,500	*	Global Power Equipment Group, Inc	14,760
1,200		Graco, Inc	44,820
2,200	*	Grant Prideco, Inc	44,110
48,888		Hewlett-Packard Co	1,025,181
940	*	InFocus Corp	8,610
26,306		International Business Machines Corp	2,593,245
600	*	Lam Research Corp	17,346
1,500	*	Lexmark International, Inc	127,500
395		Lincoln Electric Holdings, Inc	13,643
405		Lufkin Industries, Inc	16,163
1,900	*	Maxtor Corp	10,070
5,026	*	Milacron, Inc	17,038
1,200		Modine Manufacturing Co	40,524
1,600	*	National-Oilwell, Inc	56,464
3,800	*	Network Appliance, Inc	126,236
600		Nordson Corp	24,042
1,100	*	Oil States International, Inc	21,219
926	*	PalmOne, Inc	29,215
2,064		Pentair, Inc	89,908
6,300		Pitney Bowes, Inc	291,564
800	*	Quantum Corp	2,096
1,900	*	Sandisk Corp	47,443
400		Sauer-Danfoss, Inc	8,724
2,031	*	Semitool, Inc	18,848
3,200	*	Silicon Graphics, Inc	5,536
2,700	*	Smith International, Inc	146,907

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

12,339	*	Solectron Corp	$65,767
1,100		SPX Corp	44,066
400	*	Storage Technology Corp	12,644
300	*	UNOVA, Inc	7,587
800	*	Western Digital Corp	8,672
1,400	*	WJ Communications	4,816
12,100	*	Xerox Corp	205,821
150	*	Zebra Technologies Corp (Class A)	8,442

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,982,440

INSTRUMENTS AND RELATED PRODUCTS - 3.40%
455	*	Advanced Medical Optics, Inc	18,719
400	*	Aksys Ltd	2,224
500	*	Align Technology, Inc	5,375
100		Analogic Corp	4,479
3,800		Applera Corp (Applied Biosystems Group)	79,458
1,400		Bard (C.R.), Inc	89,572
300		Bausch & Lomb, Inc	19,338
14,848		Baxter International, Inc	512,850
400		Beckman Coulter, Inc	26,796
6,600		Becton Dickinson & Co	374,880
5,474		Biomet, Inc	237,517
10,500	*	Boston Scientific Corp	373,275
638	*	Bruker BioSciences Corp	2,571
100	*	Cardiac Science, Inc	214
1,173	*	Closure Medical Corp	22,874
400	*	Credence Systems Corp	3,660
300	*	Cyberoptics Corp	4,461
380	*	Cytyc Corp	10,477
900		Dentsply International, Inc	50,580
4,727	*	Depomed, Inc	25,526
100	*	DJ Orthopedics, Inc	2,142
100	*	Edwards Lifesciences Corp	4,126
400	*	Faro Technologies, Inc	12,472
1,180	*	Fisher Scientific International, Inc	73,608
4,950		Guidant Corp	356,895
900	*	Hanger Orthopedic Group, Inc	7,290
700	*	Illumina, Inc	6,636
531	*	Input/Output, Inc	4,694
1,300	*	Ista Pharmaceuticals, Inc	13,156
1,900	*	KLA-Tencor Corp	88,502
800	*	Lexar Media, Inc	6,272
1,100	*	LTX Corp	8,459
21,300		Medtronic, Inc	1,057,971
200	*	Millipore Corp	9,962
847	*	MKS Instruments, Inc	15,712
1,300	*	Nanogen, Inc	9,568
551		Oakley, Inc	7,025
300	*	Orthologic Corp	1,875
1,200		PerkinElmer, Inc	26,988
6,400	*	St. Jude Medical, Inc	268,352
5,900		Stryker Corp	284,675
100	*	Techne Corp	3,890
700		Tektronix, Inc	21,147
2,600		Teleflex, Inc	135,044
2,400	*	Thermo Electron Corp	72,456
500	*	TriPath Imaging, Inc	4,485
1,200	*	Varian Medical Systems, Inc	51,888
1,100	*	Waters Corp	51,469
4,200	*	Zimmer Holdings, Inc	336,504
857	*	Zygo Corp	10,104

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,818,213

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.49%
400		Brown & Brown, Inc	$17,420
4,100		Crawford & Co (Class B)	30,750
1,500		Gallagher (Arthur J.) & Co	48,750
12,500		Marsh & McLennan Cos, Inc	411,250
4,501	*	Medco Health Solutions, Inc	187,242

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	695,412

INSURANCE CARRIERS - 5.86%
2,900		Aetna, Inc	361,775
9,600		Aflac, Inc	382,464
200		Ambac Financial Group, Inc	16,426
35,000		American International Group, Inc	2,298,450
3,100		Chubb Corp	238,390
2,300		Cigna Corp	187,611
3,600		Cincinnati Financial Corp	159,336
100		Erie Indemnity Co (Class A)	5,257
1,552		Fidelity National Financial, Inc	70,880
4,900		Hartford Financial Services Group, Inc	339,619
1,900	*	Health Net, Inc	54,853
2,000	*	Humana, Inc	59,380
1,500		Jefferson-Pilot Corp	77,940
3,900		Lincoln National Corp	182,052
1,300		MBIA, Inc	82,264
100		MGIC Investment Corp	6,891
1,000	*	Pacificare Health Systems, Inc	56,520
700		Phoenix Cos, Inc	8,750
34	*	PMA Capital Corp (Class A)	352
9,700		Principal Financial Group	397,118
3,020		Progressive Corp	256,217
14,400		Prudential Financial, Inc	791,424
2,400		Safeco Corp	125,376
13,447		St. Paul Travelers Cos, Inc	498,480
10,645		UnitedHealth Group, Inc	937,079
4,400		UnumProvident Corp	78,936
5,518	*	WellPoint, Inc	634,570

		TOTAL INSURANCE CARRIERS	8,308,410

LEATHER AND LEATHER PRODUCTS - 0.13%
2,874	*	Coach, Inc	162,094
400		Weyco Group, Inc	17,716

		TOTAL LEATHER AND LEATHER PRODUCTS	179,810

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,100	*	Laidlaw International, Inc	23,540

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	23,540

LUMBER AND WOOD PRODUCTS - 0.01%
700	*	Champion Enterprises, Inc	8,274

		TOTAL LUMBER AND WOOD PRODUCTS	8,274

METAL MINING - 0.13%
943		Cleveland-Cliffs, Inc	97,940
4,826		Royal Gold, Inc	88,026

		TOTAL METAL MINING	185,966

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
1,486		Callaway Golf Co	$20,061
800	*	K2, Inc	12,704
400	*	Leapfrog Enterprises, Inc	5,440
13,610		Mattel, Inc	265,259
300		Nautilus Group, Inc	7,251
1,997		Russ Berrie & Co, Inc	45,611
110	*	Steinway Musical Instruments, Inc	3,183

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	359,509

MISCELLANEOUS RETAIL - 1.77%
3,248	*	Amazon.com, Inc	143,854
6,900		CVS Corp	310,983
6,900	*	eBay, Inc	802,332
450	*	Marvel Enterprises, Inc	9,216
400		Michaels Stores, Inc	11,988
1,888	*	Office Depot, Inc	32,776
900		Omnicare, Inc	31,158
130	*	Overstock.com, Inc	8,970
984		Petsmart, Inc	34,962
8,559		Staples, Inc	288,524
700		Tiffany & Co	22,379
2,000	*	Toys 'R' Us, Inc	40,940
18,300		Walgreen Co	702,171
1,408		World Fuel Services Corp	70,118

		TOTAL MISCELLANEOUS RETAIL	2,510,371

MOTION PICTURES - 2.00%
48,056	*	Liberty Media Corp (Class A)	527,655
8,965		Metro-Goldwyn-Mayer, Inc	106,504
900	*	Reading International, Inc	7,524
1,000		Regal Entertainment Group (Class A)	20,750
67,729	*	Time Warner, Inc	1,316,652
30,800		Walt Disney Co	856,240

		TOTAL MOTION PICTURES	2,835,325

NONDEPOSITORY INSTITUTIONS - 4.51%
440		Advanta Corp (Class A)	9,953
200		Advanta Corp (Class B)	4,854
4,540		American Capital Strategies Ltd	151,409
25,200		American Express Co	1,420,524
1,500		Beverly Hills Bancorp, Inc	15,150
4,600		Capital One Financial Corp	387,366
600	*	CapitalSource, Inc	15,402
1,100		CharterMac	26,884
5,110		CIT Group, Inc	234,140
9,174		Countrywide Financial Corp	339,530
17,215		Fannie Mae	1,225,880
300	*	First Marblehead Corp	16,875
15,400		Freddie Mac	1,134,980
27,450		MBNA Corp	773,816
900		MCG Capital Corp	15,417
6,100	*	Providian Financial Corp	100,467
9,800		SLM Corp	523,222

		TOTAL NONDEPOSITORY INSTITUTIONS	6,395,869

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
1,600		Amcol International Corp	$32,144
2,600		Vulcan Materials Co	141,986

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	174,130

OIL AND GAS EXTRACTION - 3.81%
11,300		Anadarko Petroleum Corp	732,353
14,194		Apache Corp	717,791
900		Berry Petroleum Co (Class A)	42,930
600		Cabot Oil & Gas Corp (Class A)	26,550
2,500	*	Callon Petroleum Co	36,150
1,000	*	Cheniere Energy, Inc	63,700
9,174		Chesapeake Energy Corp	151,371
1,578	*	Cimarex Energy Co	59,806
709	*	Clayton Williams Energy, Inc	16,236
500	*	Comstock Resources, Inc	11,025
700	*	Delta Petroleum Corp	10,976
2,100	*	Denbury Resources, Inc	57,645
17,986		Devon Energy Corp	700,015
1,400	*	Edge Petroleum Corp	20,412
400	*	Encore Acquisition Co	13,964
1,200	*	Energy Partners Ltd	24,324
7,500		ENSCO International, Inc	238,050
4,200		EOG Resources, Inc	299,712
2,100	*	Forest Oil Corp	66,612
1,600	*	FX Energy, Inc	18,688
3,700	*	Global Industries Ltd	30,673
5,300	*	Grey Wolf, Inc	27,931
2,361	*	Harvest Natural Resources, Inc	40,774
2,100		Helmerich & Payne, Inc	71,484
1,100	*	Houston Exploration Co	61,941
1,409	b*	KCS Energy, Inc	20,825
2,168	*	Magnum Hunter Resources, Inc	27,967
3,033	*	Meridian Resource Corp	18,350
3,800	*	Mission Resources Corp	22,192
2,200	*	Newfield Exploration Co	129,910
2,700		Noble Energy, Inc	166,482
1,300		Patina Oil & Gas Corp	48,750
3,700		Patterson-UTI Energy, Inc	71,965
200	*	Petroleum Development Corp	7,714
5,869		Pioneer Natural Resources Co	206,002
1,635	*	Plains Exploration & Production Co	42,510
2,500		Pogo Producing Co	121,225
4,100	*	Pride International, Inc	84,214
200	*	Quicksilver Resources, Inc	7,356
1,300		Range Resources Corp	26,598
2,100		Rowan Cos, Inc	54,390
500		St. Mary Land & Exploration Co	20,870
800	*	Stone Energy Corp	36,072
1,600	*	Swift Energy Co	46,304
3,500		Tidewater, Inc	124,635
9,793	*	Transmontaigne, Inc	60,031
1,200	*	Unit Corp	45,852
1,900	*	Varco International, Inc	55,385
1,100	*	Veritas DGC, Inc	24,651
3,300		Vintage Petroleum, Inc	74,877
1,000	*	Whiting Petroleum Corp	30,250
8,007		XTO Energy, Inc	283,288

		TOTAL OIL AND GAS EXTRACTION	5,399,778

PAPER AND ALLIED PRODUCTS - 0.86%
1,200		Bowater, Inc	52,764
11,700		Kimberly-Clark Corp	769,977

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

7,800		MeadWestvaco Corp	$264,342
300		Packaging Corp of America	7,065
1,600		Sonoco Products Co	47,440
1,100		Temple-Inland, Inc	75,240

		TOTAL PAPER AND ALLIED PRODUCTS	1,216,828

PERSONAL SERVICES - 0.01%
400	*	Weight Watchers International, Inc	16,428

		TOTAL PERSONAL SERVICES	16,428

PETROLEUM AND COAL PRODUCTS - 0.53%
2,931		Frontier Oil Corp	78,140
1,300	*	Giant Industries, Inc	34,463
1,211	*	Headwaters, Inc	34,514
3,300		Sunoco, Inc	269,643
7,500		Valero Energy Corp	340,500

		TOTAL PETROLEUM AND COAL PRODUCTS	757,260

PRIMARY METAL INDUSTRIES - 0.98%
2,600	*	Aleris International, Inc	43,992
1,287	*	Andrew Corp	17,542
567		Belden CDT, Inc	13,154
2,468	*	Century Aluminum Co	64,810
4,600		Engelhard Corp	141,082
400	*	General Cable Corp	5,540
1,500		Gibraltar Industries, Inc	35,430
2,200	*	International Steel Group, Inc	89,232
2,100	*	Lone Star Technologies, Inc	70,266
1,300	*	Maverick Tube Corp	39,390
2,100		Mueller Industries, Inc	67,620
2,300	*	NS Group, Inc	63,940
5,200		Nucor Corp	272,168
600		Quanex Corp	41,142
4,300		Ryerson Tull, Inc	67,725
1,272		Schnitzer Steel Industries, Inc (Class A)	43,159
2,212		Steel Dynamics, Inc	83,791
1,500		Steel Technologies, Inc	41,265
183		Tredegar Corp	3,698
1,200	*	Wheeling-Pittsburgh Corp	46,248
6,800		Worthington Industries, Inc	133,144

		TOTAL PRIMARY METAL INDUSTRIES	1,384,338

PRINTING AND PUBLISHING - 0.89%
600		Dow Jones & Co, Inc	25,836
800		EW Scripps Co	38,624
100		Harte-Hanks, Inc	2,598
6,000		McGraw-Hill Cos, Inc	549,240
1,700		New York Times Co (Class A)	69,360
5,500		R.R. Donnelley & Sons Co	194,095
807		Standard Register Co	11,395
6,400		Tribune Co	269,696
100		Washington Post Co (Class B)	98,302

		TOTAL PRINTING AND PUBLISHING	1,259,146

RAILROAD TRANSPORTATION - 0.43%
6,200	*	ADC Telecommunications, Inc	16,616
2,400	*	Kansas City Southern Industries, Inc	42,552
15,400		Norfolk Southern Corp	557,326

		TOTAL RAILROAD TRANSPORTATION	616,494

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

REAL ESTATE - 0.01%
2,796	*	Stewart Enterprises, Inc (Class A)	$19,544

		TOTAL REAL ESTATE	19,544

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
400		Bandag, Inc	19,924
1,500		Cooper Tire & Rubber Co	32,325
500		Reebok International Ltd	22,000
700	*	Sealed Air Corp	37,289
400	*	Skechers U.S.A., Inc (Class A)	5,184

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	116,722

SECURITY AND COMMODITY BROKERS - 2.04%
600		A.G. Edwards, Inc	25,926
3,099	*	Ameritrade Holding Corp	44,068
18,300		Charles Schwab Corp	218,868
300		Chicago Mercantile Exchange	68,610
200		Eaton Vance Corp	10,430
500		Federated Investors, Inc (Class B)	15,200
4,000		Franklin Resources, Inc	278,600
8,163		Goldman Sachs Group, Inc	849,279
5,100	*	Instinet Group, Inc	30,753
200	*	Investment Technology Group, Inc	4,000
2,700		Janus Capital Group, Inc	45,387
1,050		Legg Mason, Inc	76,923
18,500		Merrill Lynch & Co, Inc	1,105,745
226	*	Piper Jaffray Cos	10,837
600		SEI Investments Co	25,158
1,400		T Rowe Price Group, Inc	87,080

		TOTAL SECURITY AND COMMODITY BROKERS	2,896,864

SPECIAL TRADE CONTRACTORS - 0.03%
2,200	*	Integrated Electrical Services, Inc	10,648
500	*	Layne Christensen Co	9,075
2,322	*	Quanta Services, Inc	18,576

		TOTAL SPECIAL TRADE CONTRACTORS	38,299

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
4,000	*	Anchor Glass Container Corp	26,880
173	*	Cabot Microelectronics Corp	6,929
200		CARBO Ceramics, Inc	13,800
19,981	*	Corning, Inc	235,176
26		Eagle Materials, Inc	2,245
89		Eagle Materials, Inc (Class B)	7,503

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	292,533

TRANSPORTATION BY AIR - 0.78%
700	*	Airtran Holdings, Inc	7,490
700	*	Alaska Air Group, Inc	23,443
2,370	*	AMR Corp	25,952
2,600	*	Continental Airlines, Inc (Class B)	35,204
2,673	*	Delta Air Lines, Inc	19,994
500	*	ExpressJet Holdings, Inc	6,440
5,684		FedEx Corp	559,817
5,000	*	FLYi, Inc	8,850
1,173	*	Frontier Airlines, Inc	13,384
1,050	*	JetBlue Airways Corp	24,381

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,884	*	Mesa Air Group, Inc	$22,899
458		Skywest, Inc	9,187
21,200		Southwest Airlines Co	345,136

		TOTAL TRANSPORTATION BY AIR	1,102,177

TRANSPORTATION EQUIPMENT - 1.40%
500	*	Aftermarket Technology Corp	8,050
700		American Axle & Manufacturing Holdings, Inc	21,462
2,100		ArvinMeritor, Inc	46,977
3,700		Autoliv, Inc	178,710
8,700	*	BE Aerospace, Inc	101,268
2,341		Brunswick Corp	115,880
1,200		Coachmen Industries, Inc	20,832
6,300		Dana Corp	109,179
22,800		Delphi Corp	205,656
300		Federal Signal Corp	5,298
1,500	*	Fleetwood Enterprises, Inc	20,190
1,626		Gentex Corp	60,195
7,500		Genuine Parts Co	330,450
828		Greenbrier Cos, Inc	28,028
6,800		Harley-Davidson, Inc	413,100
500		Marine Products Corp	13,055
690		Noble International Ltd	14,069
300	*	Sports Resorts International, Inc	864
3,200		Standard Motor Products, Inc	50,560
200	*	Strattec Security Corp	12,524
1,000		Superior Industries International, Inc	29,050
1,800	*	Tenneco Automotive, Inc	31,032
300		Thor Industries, Inc	11,115
2,800	*	TRW Automotive Holdings Corp	57,960
8,400		Visteon Corp	82,068
471	*	Wabash National Corp	12,684
500		Westinghouse Air Brake Technologies Corp	10,660

		TOTAL TRANSPORTATION EQUIPMENT	1,990,916

TRANSPORTATION SERVICES - 0.09%
1,900		GATX Corp	56,164
1,400	*	Navigant International, Inc	17,038
650	*	RailAmerica, Inc	8,483
2,305		Sabre Holdings Corp	51,079

		TOTAL TRANSPORTATION SERVICES	132,764

TRUCKING AND WAREHOUSING - 0.69%
11,529		United Parcel Service, Inc (Class B)	985,268

		TOTAL TRUCKING AND WAREHOUSING	985,268

WATER TRANSPORTATION - 0.05%
1,600	*	Gulfmark Offshore, Inc	35,632
1,600	*	Hornbeck Offshore Services, Inc	30,880

		TOTAL WATER TRANSPORTATION	66,512

WHOLESALE TRADE-DURABLE GOODS - 2.66%
1,200		Action Performance Cos, Inc	13,188
3,800		Adesa, Inc	80,636
1,700		Barnes Group, Inc	45,067
800	*	BioVeris Corp	5,848

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,200		BorgWarner, Inc	$65,004
300		CDW Corp	19,905
400		Compx International, Inc	6,612
1,900		IKON Office Solutions, Inc	21,964
600	*	Ingram Micro, Inc (Class A)	12,480
50,139		Johnson & Johnson	3,179,815
200		Metal Management, Inc	5,374
1,255	*	Microtek Medical Holdings, Inc	5,095
1,500	*	Patterson Cos, Inc	65,085
2,100		Reliance Steel & Aluminum Co	81,816
100	*	Safeguard Scientifics, Inc	212
200	*	Tech Data Corp	9,080
2,400		W.W. Grainger, Inc	159,888

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,777,069

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
500	*	Allscripts Healthcare Solutions, Inc	5,335
8,868		Cardinal Health, Inc	515,674
3,500	*	Endo Pharmaceuticals Holdings, Inc	73,570
200	*	Henry Schein, Inc	13,928
7,800		McKesson Corp	245,388
2,100	*	Metals USA, Inc	38,955
3,767		Perrigo Co	65,056
1,672	*	Priority Healthcare Corp (Class B)	36,399
1,500		Russell Corp	29,220
1,700		Stride Rite Corp	18,989
10,500		Sysco Corp	400,778

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,443,292

		TOTAL COMMON STOCKS
		(Cost $127,965,675)	141,683,720

PRINCIPAL

SHORT TERM INVESTMENTS - 0.24%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.24%
		Federal Home Loan Bank (FHLB)
$340,000		1.000% 01/03/05	339,939

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	339,939

		TOTAL SHORT TERM INVESTMENTS
		(Cost $339,976)	339,939

		TOTAL PORTFOLIO - 100.13%
		(Cost $128,309,786)	142,028,879

		OTHER ASSETS & LIABILITIES, NET - (0.13%)	(181,803)

		NET ASSETS -100.00%	$141,847,076

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments.
Note that the funds may use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS BOND FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004
				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

BONDS - 96.56%
CORPORATE BONDS - 27.79%
AGRICULTURAL SERVICES - 0.10%
$ 1,000,000		Yara International ASA Note	5.250	12/15/14	Baa2	$1,006,358

		TOTAL AGRICULTURAL SERVICES				1,006,358

ASSET BACKED - 2.35%
2,000,000		Chase Funding Mortgage Loan Series 2004-2 (Class A2)	3.777	01/25/22	Aaa	1,990,196
1,000,000		Chase Funding Mortgage Loan Series 2004-2 (Class B1)	5.700	02/25/34	Baa2	971,319
1,000,000		Chase Funding Mortgage Loan Series 2004-2 (Class M1)	5.700	02/25/34	Aa2	1,008,997
2,210,000		CIT Group Home Equity Loan Trust Series 2002-1 (Class Af6)	6.200	02/25/30	Aaa	2,322,818
1,508,891		Countrywide Home Equity Loan Trust Series 2004-B (Class A1)	2.623	02/15/29	Aaa	1,508,891
1,100,000		Detroit Edison Securitization Funding Llc Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	1,149,584
3,000,000	v	Golden Securities Corp Series 2003-A (Class A1)	1.950	12/02/13	Aaa	3,001,230
9,984		Household Automotive Trust Series 2000-2 (Class A3)	3.680	04/17/06	Aaa	9,986
579,852		Nissan Auto Receivables Owner Trust Series 2001-C (Class A4)	4.800	02/15/07	Aaa	580,986
550,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	588,140
942,815		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	979,815
8,000,000		Residential Asset Mortgage Products, Inc Series 2004 RS11 (Class M1)	2.801	11/25/34	Aa1e	8,000,128
981,094		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	995,490
1,001,859		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	1,047,650

		TOTAL ASSET BACKED				24,155,230

BUSINESS SERVICES - 0.18%
410,000		Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	473,558
750,000		Equifax, Inc	6.300	07/01/05	Baa1	761,748
550,000		Hartford Financial (Sr Note)	6.375	11/01/08	A3	590,576

		TOTAL BUSINESS SERVICES				1,825,882

CHEMICALS AND ALLIED PRODUCTS - 0.93%
650,000		Clorox Co Note	5.000	01/15/15	A3	662,349
280,000		Colgate-Palmolive Co Note	6.450	06/16/28	Aa3	318,632
830,000		Du Pont EI de Nemours & Co Note	4.750	11/15/12	Aa3	846,441
1,645,000		E.I. Du Pont de Nemours & Co	4.125	03/06/13	Aa3	1,603,277
280,000		EI Du Pont de Nemours & Co Note	3.375	11/15/07	Aa3	277,888
250,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	249,614
1,100,000		Merck & Co, Inc Deb	5.950	12/01/28	Aaa	1,137,765
830,000		Merck & Co, Inc Note	5.250	07/01/06	Aaa	852,644
550,000		Procter & Gamble Co (Unsub Note)	6.875	09/15/09	Aa3	619,750
2,900,000		Procter & Gamble Co Note	4.950	08/15/14	Aa3	2,969,374

		TOTAL CHEMICALS AND ALLIED PRODUCTS				9,537,734

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

COMMUNICATIONS - 2.24%
$ 550,000		360 Communications Co (Sr Note)	7.500	03/01/06	A2	$576,709
250,000		AT&T Corp (Guarantee Note)	8.375	03/15/13	Baa3	308,124
16,000		AT&T Corp Note	6.000	03/15/09	Ba1	16,700
970,000		AT&T Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	1,141,680
550,000		AT&T Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	741,494
280,000		BellSouth Corp Note	6.875	10/15/31	A1	315,867
1,500,000		British Telecommunications plc Bond	8.875	12/15/30	Baa1	2,003,540
500,000		Clear Channel Communications, Inc (Sr Note)	5.750	01/15/13	Baa3	516,600
940,000		Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	1,043,289
410,000		Comcast Corp Bond	7.050	03/15/33	Baa3	468,451
500,000		Cox Communications, Inc Note	4.625	06/01/13	Baa2	478,996
1,500,000		COX Communications, Inc Note	5.450	12/15/14	Baa3	1,503,585
1,930,000		COX Enterprises, Inc Note	4.375	05/01/08	Baa1	1,928,249
550,000		Deutsche Telekom International Finance BV (Guarantee Note)	3.875	07/22/08	Baa1	548,320
410,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa1	540,051
500,000		France Telecom Note	8.500	03/01/11	Baa2	596,269
500,000		SBC Communications, Inc Note	4.125	09/15/09	A2	498,891
2,000,000		SBC Communications, Inc Note	5.100	09/15/14	A2	2,018,550
750,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa3	870,913
250,000		Sprint Capital Corp (Guarantee Note)	6.900	05/01/19	Baa3	279,133
1,470,000		Sprint Capital Corp Note	8.375	03/15/12	Baa3	1,791,962
1,660,000		Verizon New Jersey, Inc Deb	5.875	01/17/12	Aa3	1,765,733
750,000		Verizon Virginia, Inc Deb	4.625	03/15/13	Aa3	729,818
830,000		Verizon Wireless Capital LLC Note	5.375	12/15/06	A3	859,781
1,380,000		Verizon/New England (Sr Note)	6.500	09/15/11	Aa3	1,515,661

		TOTAL COMMUNICATIONS				23,058,366

DEPOSITORY INSTITUTIONS - 2.93%
910,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	926,137
500,000		Bank of America Corp (Sr Note)	5.375	06/15/14	Aa2	520,931
1,000,000		Bank of America Corp (Sr. Note)	3.375	02/17/09	Aa2	979,112
2,250,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	2,254,899
2,000,000		Bank One Corp	2.625	06/30/08	Aa3	1,923,254
1,100,000		Bank One NA Illinois Note	5.500	03/26/07	Aa2	1,147,035
410,000		BB & T Corp (Sub Note)	6.500	08/01/11	A2	457,040
3,525,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	3,538,673
1,100,000		Citigroup, Inc (Sub Note)	6.625	06/15/32	Aa2	1,229,551
410,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	412,927
410,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	399,866
550,000		JP Morgan Chase & Co (Sub Note)	7.875	06/15/10	A1	640,641
410,000		JP Morgan Chase & Co Note	4.500	11/15/10	Aa3	412,934
900,000	d	JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	905,867
1,000,000		Marshall & Ilsley Corp Note	4.375	08/01/09	A1	1,011,050
830,000		Marshall & Isley Bank (Sr Note)	4.125	09/04/07	Aa3	840,497
1,100,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	1,133,366
550,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	608,618
550,000		National Westminster Bank plc (Sub Note)	7.375	10/01/09	Aa2	626,794
550,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	569,918
1,000,000		Popular North America, Inc	4.700	06/30/09	A3	1,019,996
1,100,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	1,215,898
550,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	584,859
830,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa3	860,489
550,000		Wachovia Bank NA/Old Note	4.850	07/30/07	Aa2	567,152
2,000,000		Wachovia Corp (Sr. Note)	3.625	02/17/09	Aa3	1,976,351
1,400,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	1,434,010
500,000		Washington Mutual, Inc Note	4.000	01/15/09	A3	498,502
500,000		Wells Fargo & Co (Sr Note)	4.200	01/15/10	Aa1	502,729
830,000		Wells Fargo Bank NA (Sub Note)	6.450	02/01/11	Aa1	924,207

		TOTAL DEPOSITORY INSTITUTIONS				30,123,303

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 1.44%
$ 550,000	American Electric Power Co, Inc Note	6.125	05/15/06	Baa3	$569,905
410,000	Carolina Power & Light Co (First Mortgage Bond)	6.125	09/15/33	A3	436,609
410,000	CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	487,322
1,000,000	Consolidated Edison Co of New York	4.700	06/15/09	A1	1,025,529
410,000	Consolidated Edison Co of New York Note Deb	4.875	02/01/13	A1	415,638
1,389,000	Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	1,520,424
500,000	Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	499,255
750,000	Consumers Energy Co (1st Mtge)	4.400	08/15/09	Baa3	754,730
500,000	Duke Capital LLC Note	5.668	08/15/14	Baa3	516,048
1,340,000	FirstEnergy Corp Note	6.450	11/15/11	Baa3	1,455,870
550,000	FPL Group Capital Inc (Guarantee Note)	7.625	09/15/06	A2	588,247
690,000	KeySpan Corp Note	6.150	06/01/06	A3	715,523
1,000,000	Kinder Morgan Energy Partners LP (Sr Note)	5.000	12/15/13	Baa1	998,672
410,000	National Fuel Gas Co Note	5.250	03/01/13	A3	417,649
500,000	Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	585,081
340,000	Oncor Electric Delivery Co (Secured Note)	7.250	01/15/33	Baa1	403,859
1,000,000	Pacific Gas & Electric Co (1st Mtge)	6.050	03/01/34	Baa2	1,038,444
500,000	Progress Energy Florida, Inc	4.800	03/01/13	A1	499,359
410,000	Public Service Co of Colorado (Collateral Note)	5.500	04/01/14	A3	432,197
250,000	Southern California Edison Co (1st Mtge)	6.000	01/15/34	A3	265,183
1,100,000	Texas Eastern Transmission LP (Sr Note)	5.250	07/15/07	Baa2	1,133,855

	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				14,759,399

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.27%
550,000	Cooper Industries, Inc (Guarantee Note)	5.250	07/01/07	A3	570,538
1,100,000	Emerson Electric Co Note	5.000	12/15/14	A2	1,134,961
1,000,000	General Electric Co Note	5.000	02/01/13	Aaa	1,026,150

	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,731,649

FABRICATED METAL PRODUCTS - 0.21%
2,000,000	Illinois Tool Works, Inc Note	5.750	03/01/09	Aa3	2,136,363

	TOTAL FABRICATED METAL PRODUCTS				2,136,363

FOOD AND KINDRED PRODUCTS - 0.57%
550,000	Anheuser-Busch Cos,, Inc Bond	4.375	01/15/13	A1	545,460
410,000	Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	415,293
550,000	ConAgra Foods, Inc Note	7.875	09/15/10	Baa1	646,682
280,000	Conagra Foods, Inc Note	8.250	09/15/30	Baa1	373,106
1,100,000	Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	1,207,988
550,000	Kellogg Co Note	6.600	04/01/11	Baa2	615,465
500,000	Kraft Foods, Inc Bonds	6.500	11/01/31	A3	550,538
400,000	Sara Lee Corp Note	3.875	06/15/13	A3	375,367
1,050,000	Unilever Capital Corp (Guarantee Note)	5.900	11/15/32	A1	1,111,751

	TOTAL FOOD AND KINDRED PRODUCTS				5,841,650

FOOD STORES - 0.18%
1,100,000	Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	1,233,903
550,000	Safeway, Inc Deb	7.250	02/01/31	Baa2	626,875

	TOTAL FOOD STORES				1,860,778

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

FORESTRY - 0.06%
$ 550,000		Weyerhaeuser Co Note	6.000	08/01/06	Baa2	$571,547

		TOTAL FORESTRY				571,547

FURNITURE AND FIXTURES - 0.19%
830,000		Masco Corp Note	4.625	08/15/07	Baa1	845,388
1,100,000		Newell Rubbermaid, Inc Note	6.000	03/15/07	Baa2	1,148,694

		TOTAL FURNITURE AND FIXTURES				1,994,082

GENERAL BUILDING CONTRACTORS - 0.36%
410,000		Centex Corp Note	4.750	01/15/08	Baa2	419,214
1,250,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	1,273,561
500,000		Pulte Homes, Inc (Sr Note)	6.375	05/15/33	Baa3	497,988
1,500,000		Pulte Homes, Inc Note	5.250	01/15/14	Baa3	1,493,755

		TOTAL GENERAL BUILDING CONTRACTORS				3,684,518

GENERAL MERCHANDISE STORES - 0.50%
1,000,000	d	May Department Stores Co/The Note	3.950	07/15/07	Baa2	1,001,592
830,000		Target Corp Note	4.000	06/15/13	A2	802,299
1,380,000		Wal-Mart Stores, Inc (Sr Note)	6.875	08/10/09	Aa2	1,549,590
1,750,000		Wal-Mart Stores, Inc Note	4.125	02/15/11	Aa2	1,752,341

		TOTAL GENERAL MERCHANDISE STORES				5,105,822

HEALTH SERVICES - 0.15%
410,000		Laboratory Corp of America Holdings Note	5.500	02/01/13	Baa3	427,677
1,100,000		UnitedHealth Group, Inc Note	5.200	01/17/07	A3	1,135,183

		TOTAL HEALTH SERVICES				1,562,860

HOLDING AND OTHER INVESTMENT OFFICES - 0.18%
410,000		Boston Properties, Inc (Sr Note)	6.250	01/15/13	Baa2	445,036
500,000		Chelsea Property Group, Inc Note	6.000	01/15/13	Baa2	524,920
410,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	432,993
500,000	g	Mantis Reef Ltd Note	4.799	11/03/09	A3	498,946

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,901,895

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
1,250,000		Hewlett-Packard Co Note	6.500	07/01/12	A3	1,406,109
750,000		International Business Machines Corp Deb	6.220	08/01/27	A1	818,264

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,224,373

INSURANCE CARRIERS - 0.72%
500,000		Allstate Corp/The Note	5.000	08/15/14	A1	502,315
500,000		Anthem, Inc Note	3.500	09/01/07	Baa1	497,228
1,100,000		International Lease Finance Corp Note	6.375	03/15/09	A1	1,191,831
410,000		Lincoln National Corp Note	5.250	06/15/07	A3	425,042
1,250,000		Metlife, Inc	6.375	06/15/34	A2	1,340,648
1,500,000		Prudential Financial, Inc Note	4.750	04/01/14	A3	1,470,404
2,000,000		UnitedHealth Group, Inc Note	3.375	08/15/07	A3	1,984,680

		TOTAL INSURANCE CARRIERS				7,412,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

METAL MINING - 0.19%
$ 500,000		Barrick Gold Corp Bond	5.800	11/15/34	Baa1	$503,222
500,000		Barrick Gold Finance Co Note	4.875	11/15/14	Baa1	498,293
550,000		Falconbridge Ltd	5.375	06/01/15	Baa3	544,706
410,000		Placer Dome, Inc Deb	6.375	03/01/33	Baa2	437,488

		TOTAL METAL MINING				1,983,709

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.05%
500,000	d	Tyco International Group SA (Guarantee Note)	5.800	08/01/06	Baa3	518,019

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				518,019

MISCELLANEOUS RETAIL - 0.14%
1,000,000		CVS Corp Note	4.875	09/15/14	A3	998,914
410,000		Tyco International Group SA (Company Guarantee)	6.000	11/15/13	Baa3	446,163

		TOTAL MISCELLANEOUS RETAIL				1,445,077

MOTION PICTURES - 0.71%
1,000,000		News America, Inc Bond	6.200	12/15/34	Baa3	1,018,420
500,000		News America, Inc (Guarantee Note)	7.625	11/30/28	Baa3	593,741
690,000		AOL Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	696,354
1,850,000		AOL Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	2,105,831
1,160,000		AOL Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	1,418,645
550,000		Time Warner, Inc (Guarantee Note)	6.625	05/15/29	Baa1	594,775
280,000		Time Warner Cos, Inc Note	7.750	06/15/05	Baa1	285,272
550,000		Walt Disney Co Note	5.500	12/29/06	Baa1	570,587

		TOTAL MOTION PICTURES				7,283,625

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.08%
280,000		Inter-American Development Bank	6.125	03/08/06	Aaa	289,967
500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	503,977

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				793,944

NONDEPOSITORY INSTITUTIONS - 3.88%
2,000,000		American General Finance Corp	4.625	05/15/09	A1	2,035,356
2,000,000		American Honda Finance Corp	4.500	05/26/09	A1	2,034,658
1,500,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	1,501,726
500,000		CIT Group, Inc (Sr Note)	4.125	11/03/09	A2	497,759
500,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	A2e	500,588
1,100,000		CIT Group, Inc (Sr Sub Note)	4.125	02/21/06	A2	1,110,770
410,000		Countrywide Home Loans, Inc (Guarantee Note)	5.625	07/15/09	A3	433,955
1,000,000		Ford Motor Credit Co	7.375	02/01/11	A3	1,077,143
1,930,000		Ford Motor Credit Co Note	6.500	01/25/07	A3	2,004,534
690,000		Ford Motor Credit Co Note	5.625	10/01/08	A3	703,641
2,000,000		Ford Motor Credit Co Note	7.000	10/01/13	A3	2,113,701
690,000		General Electric Capital Corp Note	3.500	05/01/08	Aaa	684,888
3,000,000	d	General Electric Capital Corp Note	3.125	04/01/09	Aaa	2,905,373
2,750,000		General Electric Capital Corp Note	4.375	11/21/11	Aaa	2,733,879
3,400,000		General Electric Capital Corp Note	5.875	02/15/12	Aaa	3,680,216
1,660,000		General Motors Acceptance Corp Note	7.750	01/19/10	A3	1,779,122
2,000,000		Household Finance Corp Note	4.125	12/15/08	A1	2,007,047

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 2,280,000		Household Finance Corp Note	6.375	11/27/12	A1	$2,515,661
500,000		HSBC Capital Funding LP/Jersey Channel Islands (Guarantee Note)	4.610	12/29/49	A1	482,633
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	3,007,729
410,000		MBNA America Bank Note	5.375	01/15/08	Baa1	427,847
830,000		National Rural Utility Coop Finance Note	5.750	08/28/09	A2	886,136
500,000	d	Rabobank Capital Funding Trust (Sub Note)	5.254	12/30/16	Aa2	497,283
410,000		SLM Corp Note	4.000	01/15/09	A2	410,035
690,000		Toyota Motor Credit Corp Note	2.875	07/08/08	Aaa	672,013
3,249,331	v	Wells Fargo Home Equity Trust	4.450	10/26/34	NR	3,249,331

		TOTAL NONDEPOSITORY INSTITUTIONS				39,953,024

OIL AND GAS EXTRACTION - 0.87%
1,380,000		Burlington Resource (Guarantee Note)	6.400	08/15/11	Baa1	1,524,486
750,000		Canadian Natural Resources Ltd Bond	5.850	02/01/35	Baa1	750,326
830,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	821,996
400,000		EnCana Corp Bond	6.500	08/15/34	Baa2	439,651
410,000		Equitable Resources, Inc Bond	5.150	11/15/12	A2	425,067
500,000		Nexen, Inc Note	5.050	11/20/13	Baa2	494,750
280,000		Occidental Petroleum Corp (Sr Note)	7.650	02/15/06	Baa1	293,487
1,100,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	1,109,926
550,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	557,684
500,000		PC Financial Partnership Note	5.000	11/15/14	Baa2	498,882
830,000		Pemex Project Funding Master Trust (Guarantee Note)	9.125	10/13/10	Baa1	995,170
1,000,000		Plains All American Pipeline LP/PAA Finance Corp Note	4.750	08/15/09	Baa3	1,013,577

		TOTAL OIL AND GAS EXTRACTION				8,925,002

OTHER MORTGAGE BACKED SECURITIES - 3.24%
1,561,915	v	AQ Finance NIM Trust Series 2004-RN2 (Class A)	2.598	05/25/09	Aaae	1,561,915
1,481,502	v	AQ Finance NIM Trust Series 2004-RN3 (Class A)	2.618	04/25/09	Aaa	1,481,503
3,310,000		Banc of America Commercial Mortgage, Inc Series 2004-PWR5 (Class A5)	5.118	07/11/43	NR	3,425,469
6,000,000		Bear Stearns Commercial Mortgage Securities Series 2004 PWR5 (Class A5)	4.978	07/11/42	Aaa	6,066,348
600,000		Centex Home Equity 2004 -C (Class AF5)	5.980	06/25/34	Aaa	611,339
1,660,000		General Electric Commercial Mortgage Securities Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	1,714,151
2,000,000		Greenwich Capital Commercial Funding Corp Series 2004 GG1 (Class A7)	5.317	06/10/36	Aaa	2,078,380
2,210,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	2,299,233
10,000,000		LB-UBS Commercial Mortgage Trust Series 2004-C7 (Class A6)	4.786	10/15/29	Aaa	9,978,990
935,286	v	Option One Mortgage Securities Corp NIM Trust Series 2004 -1A (Class A)	2.608	04/26/09	Aaa	935,286
1,100,000		Wachovia Bank Commercial Mortgage Trust Series 2002 -C2 (Class A4)	4.980	11/15/34	Aaa	1,125,372
2,000,000		Wachovia Bank Commercial Mortgage Trust Series 2004 -C15 (Class A4)	4.803	10/15/41	Aaae	1,991,806

		TOTAL OTHER MORTGAGE BACKED SECURITIES				33,269,792

PAPER AND ALLIED PRODUCTS - 0.60%
550,000		International Paper Co Note	3.800	04/01/08	Baa2	547,360
2,020,000		International Paper Co Note	5.850	10/30/12	Baa2	2,151,748
1,660,000		Kimberly-Clark Corp Note	7.100	08/01/07	Aa2	1,802,760
1,500,000		Sappi Papier Holding AG (Guarantee Note)	6.750	06/15/12	Baa3	1,666,664

		TOTAL PAPER AND ALLIED PRODUCTS				6,168,532

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

PETROLEUM AND COAL PRODUCTS - 0.25%
$ 550,000		Conoco, Inc (Sr Note)	6.950	04/15/29	A3	$647,432
550,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	575,035
400,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	399,024
500,000		Enterprise Products Operating LP (Sr Note)	4.625	10/15/09	Baa3	499,217
400,000		Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3	413,708

		TOTAL PETROLEUM AND COAL PRODUCTS				2,534,416

PIPELINES, EXCEPT NATURAL GAS - 0.15%
1,000,000		Enbridge Energy Partners LP Note	4.000	01/15/09	Baa2	985,117
550,000		TransCanada Pipelines Ltd Note	4.000	06/15/13	A2	519,036

		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,504,153

PRIMARY METAL INDUSTRIES - 0.11%
500,000		Alcan, Inc	6.125	12/15/33	Baa1	531,771
500,000		Alcoa, Inc Note	6.500	06/01/11	A2	559,657

		TOTAL PRIMARY METAL INDUSTRIES				1,091,428

PRINTING AND PUBLISHING - 0.25%
410,000		Belo (A.H.) Corp Series B Deb Note	7.250	09/15/27	Baa3	465,006
1,700,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	1,981,486
140,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	156,987

		TOTAL PRINTING AND PUBLISHING				2,603,479

RAILROAD TRANSPORTATION - 0.28%
1,000,000		Burlington North Santa Fe Note	5.900	07/01/12	Baa2	1,080,476
550,000		Canadian National Railway Co Note	4.400	03/15/13	Baa1	539,270
550,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	660,350
500,000		Union Pacific Corp Note	6.500	04/15/12	Baa2	556,319

		TOTAL RAILROAD TRANSPORTATION				2,836,415

SECURITY AND COMMODITY BROKERS - 1.91%
410,000		Bear Stearns Cos, Inc Note	5.700	11/15/14	A1	433,489
500,000		Goldman Sachs Group Inc Note	5.250	10/15/13	Aa3	511,683
750,000		Goldman Sachs Group, Inc (Sub Note)	6.345	02/15/34	A1	776,365
750,000		Goldman Sachs Group, Inc Note	6.125	02/15/33	Aa3	773,467
1,100,000		Lehman Brothers Holdings, Inc Note	6.250	05/15/06	A1	1,143,894
3,200,000		Lehman Brothers Holdings, Inc Note	4.000	01/22/08	A1	3,224,023
650,000		Lehman Brothers Holdings, Inc Note	4.800	03/13/14	A1	642,429
1,000,000	d	Merrill Lynch & Co, Inc Note	5.000	01/15/15	Aa3	995,471
830,000		Morgan Stanley Note	3.625	04/01/08	Aa3	824,628
1,500,000		Morgan Stanley Note	4.000	01/15/10	Aa3e	1,483,123
3,160,000		Morgan Stanley Note	5.300	03/01/13	Aa3	3,255,110
4,994,000		Morgan Stanley Tracers	6.787	06/15/12	Baa2	5,572,355

		TOTAL SECURITY AND COMMODITY BROKERS				19,636,037

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
280,000		CRH America Inc (Guarantee Note)	6.400	10/15/33		303,134

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				303,134

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

TRANSPORTATION EQUIPMENT - 1.18%
$ 830,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	$1,030,304
410,000		DaimlerChrysler NA Holding Corp Note	6.500	11/15/13	A3	443,283
1,000,000		Ford Motor Co Note	7.450	07/16/31	Baa1	995,913
500,000		General Dynamics Corp Note	3.000	05/15/08	A2	488,098
3,000,000		General Motors Acceptance Corp	5.625	05/15/09	Baa1	2,990,341
1,000,000		General Motors Acceptance Corp Note	6.750	12/01/14	Baa1	995,736
1,250,000		General Motors Corp Deb	8.375	07/15/33	Baa2	1,285,808
830,000		Harsco Corp Note	5.125	09/15/13	A3	838,929
550,000		Lockheed Martin Corp Bond	8.500	12/01/29	Baa2	751,210
410,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	518,471
550,000		United Technologies Corp Note	4.875	11/01/06	A2	563,591
1,100,000		United Technologies Corp Note	6.350	03/01/11	A2	1,214,710

		TOTAL TRANSPORTATION EQUIPMENT				12,116,394

WHOLESALE TRADE-DURABLE GOODS - 0.04%
410,000		Johnson & Johnson Deb	3.800	05/15/13	Aaa	390,746

		TOTAL WHOLESALE TRADE-DURABLE GOODS				390,746

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
1,000,000		GlaxoSmithKline Capital Inc (Guarantee Note)	5.375	04/15/34	Aa2	988,248

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				988,248

		TOTAL CORPORATE BONDS				285,839,131
		(Cost$279,188,204)

GOVERNMENT BONDS - 68.79%
AGENCY SECURITIES - 15.80%
$ 16,020,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	15,781,094
5,000,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	4,958,190
6,550,000		Federal Farm Credit Bank (FFCB)	3.300	11/05/08	Aaa	6,454,547
6,000,000		Federal Home Loan Bank (FHLB)	3.125	09/15/06	Aaa	5,993,742
1,820,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	04/15/08	Aaa	1,941,728
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	05/12/09	Aaa	3,866,854
15,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	4.250	07/15/09	Aaa	15,260,715
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	17,119,136
20,248,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	21,860,733
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	6.375	08/01/11	Aa2	4,011,693
4,400,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	07/15/14	Aaa	4,543,719
2,430,000		Federal National Mortgage Association (FNMA)	5.250	06/15/06	Aaa	2,501,556
6,000,000		Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	5,934,780
8,290,000	d	Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	8,563,198
4,000,000		Federal National Mortgage Association (FNMA)	3.410	08/30/07	Aaa	3,986,504
3,000,000		Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	2,961,351
18,000,000	d	Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	20,689,596
16,000,000		Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	16,012,016

		TOTAL AGENCY SECURITIES				162,441,152

FOREIGN GOVERNMENT BONDS - 0.89%
280,000		Canada Government Bond	6.750	08/28/06	Aaa	296,336
410,000		Chile Government International Bond	5.500	01/15/13	Baa1	430,787
410,000		Korea Development Bank Note	5.750	09/10/13	A3	432,960

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE

$ 966,000		Mexico Government International Bond	5.875	01/15/14	Baa2	$989,667
550,000		Mexico Government International Bond	8.300	08/15/31	Baa2	642,813
1,500,000		Mexico Government International Bond Note	6.750	09/27/34	Baa2	1,481,250
410,000		Mexico Government International Note	6.375	01/16/13	Baa2	434,600
550,000		Province of Ontario, Canada (Sr Unsub Note)	5.500	10/01/08	Aa2	584,785
550,000		Province of Ontario, Canada Note	5.125	07/17/12	Aa2	579,386
1,380,000		Province of Quebec Deb	7.500	09/15/29	A1	1,791,868
1,380,000		Province of Quebec Note	5.000	07/17/09	A1	1,440,455

		TOTAL FOREIGN GOVERNMENT BONDS				9,104,907

MORTGAGE BACKED SECURITIES - 30.99%
214,567		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		227,595
14,534		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	05/01/16		15,417
16,720		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	06/01/16		17,734
2,776,547		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		2,821,922
2,809,058		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		2,854,964
6,009,938		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/18		6,004,175
6,280,163		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		6,263,075
2,758,566		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		2,755,921
186,783		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		198,969
20,943		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	10/01/28		22,018
245,730	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		258,340
40,965		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	03/01/29		43,068
193,244		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	07/01/29		203,070
78,192		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		84,735
312,250	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	09/01/31		327,954
338,456		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	09/01/31		366,640
176,214		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/31		186,758
1,899,451		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		2,013,749
1,149,512		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		1,207,036
8,024,942	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	09/01/33		7,985,965
3,201,275		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		3,255,108
4,153,798		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		4,223,649
4,285,835		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		4,357,906
5,263,843		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	09/01/33		5,440,009
5,146,127		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		5,232,665
4,152,910		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		4,222,745
8,838,274	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		8,795,347
5,720,112		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		5,692,330
2,861,500		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		2,847,602
1,571,202		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,623,786
3,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	01/15/34		3,098,436
116,329		Federal National Mortgage Association (FNMA)	6.000	09/01/13		122,159
3,781,459		Federal National Mortgage Association (FNMA)	4.741	10/01/13		3,836,900
94,323		Federal National Mortgage Association (FNMA)	6.500	12/01/13		100,111
3,952,579		Federal National Mortgage Association (FNMA)	4.760	02/01/14		4,007,912
49,584		Federal National Mortgage Association (FNMA)	6.000	06/01/14		52,052
19,036		Federal National Mortgage Association (FNMA)	6.500	07/01/14		20,202
6,991,880		Federal National Mortgage Association (FNMA)	4.640	11/01/14		6,967,961
188,405		Federal National Mortgage Association (FNMA)	6.500	10/01/16		199,824
1,557,801	d	Federal National Mortgage Association (FNMA)	6.500	11/01/16		1,652,209
1,111,049	d	Federal National Mortgage Association (FNMA)	6.500	04/01/17		1,178,380
1,352,600		Federal National Mortgage Association (FNMA)	6.000	11/01/17		1,418,165
1,123,476		Federal National Mortgage Association (FNMA)	6.000	02/01/18		1,177,879
3,000,000	h	Federal National Mortgage Association (FNMA)	4.500	02/25/35		2,892,186
8,000,000	h	Federal National Mortgage Association (FNMA)	5.000	01/25/19		8,125,000
10,000,000	h	Federal National Mortgage Association (FNMA)	5.000	02/25/35		9,893,750
5,000,000	h	Federal National Mortgage Association (FNMA)	5.500	01/25/19		5,165,625

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 27,000,000	h	Federal National Mortgage Association (FNMA)	5.500	01/25/34	$27,405,000
1,056,244		Federal National Mortgage Association (FNMA)	5.500	04/01/18	1,092,525
290,890		Federal National Mortgage Association (FNMA)	5.500	05/01/18	300,883
3,760,899		Federal National Mortgage Association (FNMA)	4.500	10/01/18	3,757,394
8,326,764	d	Federal National Mortgage Association (FNMA)	5.000	11/01/18	8,468,003
670,960		Federal National Mortgage Association (FNMA)	6.000	01/01/19	699,954
1,822,246		Federal National Mortgage Association (FNMA)	5.000	11/01/23	1,831,322
1,751,129		Federal National Mortgage Association (FNMA)	5.500	02/01/24	1,791,344
953,382		Federal National Mortgage Association (FNMA)	5.500	07/01/24	975,030
10,228		Federal National Mortgage Association (FNMA)	8.000	07/01/24	11,133
6,584		Federal National Mortgage Association (FNMA)	7.500	01/01/29	7,070
18,252		Federal National Mortgage Association (FNMA)	6.500	04/01/29	19,174
18,371		Federal National Mortgage Association (FNMA)	7.500	07/01/29	19,691
3,956		Federal National Mortgage Association (FNMA)	7.500	07/01/29	4,241
10,624		Federal National Mortgage Association (FNMA)	7.500	02/01/31	11,384
48,738		Federal National Mortgage Association (FNMA)	7.500	03/01/31	52,223
20,643		Federal National Mortgage Association (FNMA)	7.500	05/01/31	22,120
395,426		Federal National Mortgage Association (FNMA)	6.500	06/01/31	415,109
52,318		Federal National Mortgage Association (FNMA)	6.500	09/01/31	54,923
43,828		Federal National Mortgage Association (FNMA)	6.500	10/01/31	46,010
262,699		Federal National Mortgage Association (FNMA)	6.500	11/01/31	275,775
674,861		Federal National Mortgage Association (FNMA)	6.000	01/01/32	698,768
38,000,000	h	Federal National Mortgage Association (FNMA)	6.000	01/25/32	39,282,500
26,000,000	h	Federal National Mortgage Association (FNMA)	6.500	01/25/32	27,259,388
1,541,408		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,566,196
1,762,090		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,791,582
2,741,136		Federal National Mortgage Association (FNMA)	4.500	08/01/33	2,654,204
2,802,167		Federal National Mortgage Association (FNMA)	5.500	09/01/33	2,847,229
2,259,148		Federal National Mortgage Association (FNMA)	5.500	09/01/33	2,295,478
4,624,371		Federal National Mortgage Association (FNMA)	4.500	10/01/33	4,477,714
7,067,369		Federal National Mortgage Association (FNMA)	5.500	10/01/33	7,181,019
5,412,858		Federal National Mortgage Association (FNMA)	5.500	10/01/33	5,499,903
9,850,900	d	Federal National Mortgage Association (FNMA)	5.500	10/01/33	10,009,313
6,301,879		Federal National Mortgage Association (FNMA)	5.000	12/01/33	6,264,913
7,916,235	d	Federal National Mortgage Association (FNMA)	5.500	12/01/33	8,043,536
2,709,668		Federal National Mortgage Association (FNMA)	6.000	01/01/34	2,803,119
1,801,652		Federal National Mortgage Association (FNMA)	5.000	03/01/34	1,791,084
5,420,588		Federal National Mortgage Association (FNMA)	5.000	03/01/34	5,388,791
2,775,175		Federal National Mortgage Association (FNMA)	5.000	04/01/34	2,758,896
1,624		Government National Mortgage Association (GNMA)	7.000	01/15/28	1,730
5,288		Government National Mortgage Association (GNMA)	7.000	02/15/28	5,630
82,303		Government National Mortgage Association (GNMA)	6.500	05/15/28	86,803
6,119		Government National Mortgage Association (GNMA)	7.000	06/15/28	6,514
11,027		Government National Mortgage Association (GNMA)	7.000	06/15/28	11,739
191,812		Government National Mortgage Association (GNMA)	6.500	09/15/28	202,300
33,003		Government National Mortgage Association (GNMA)	6.500	09/15/28	34,808
14,593		Government National Mortgage Association (GNMA)	7.500	11/15/28	15,682
86,731		Government National Mortgage Association (GNMA)	6.500	11/15/28	91,473
35,495		Government National Mortgage Association (GNMA)	7.500	07/15/29	38,131
5,884		Government National Mortgage Association (GNMA)	8.500	07/15/30	6,424
4,035		Government National Mortgage Association (GNMA)	8.500	07/15/30	4,405
52,207		Government National Mortgage Association (GNMA)	8.500	10/15/30	56,994
127,988		Government National Mortgage Association (GNMA)	8.500	10/20/30	139,211
23,153		Government National Mortgage Association (GNMA)	8.500	11/15/30	25,276
15,687		Government National Mortgage Association (GNMA)	8.500	12/15/30	17,126
26,189		Government National Mortgage Association (GNMA)	7.000	06/20/31	27,747
71,976		Government National Mortgage Association (GNMA)	7.000	07/15/31	76,502
120,142		Government National Mortgage Association (GNMA)	7.000	07/15/31	127,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 67,032		Government National Mortgage Association (GNMA)	6.500	07/15/31	$70,625
427,924		Government National Mortgage Association (GNMA)	7.500	02/15/32	459,574
11,467		Government National Mortgage Association (GNMA)	6.500	03/15/33	12,075
5,715,204		Government National Mortgage Association (GNMA)	5.500	09/15/33	5,842,687
1,901,033		Government National Mortgage Association (GNMA)	6.000	07/20/34	1,969,256

		TOTAL MORTGAGE BACKED SECURITIES			318,663,353

U.S. TREASURY SECURITIES - 21.10%
20,440,000		U.S. Treasury Bond	11.750	02/15/10	20,664,635
14,090,000	d	U.S. Treasury Bond	10.000	05/15/10	14,474,939
47,000,000		U.S. Treasury Bond	8.000	11/15/21	64,532,880
3,360,000		U.S. Treasury Bond	5.375	02/15/31	3,632,462
580,000		U.S. Treasury Note	2.000	08/31/05	577,703
425,000		U.S. Treasury Note	4.625	05/15/06	434,852
1,200,000	d	U.S. Treasury Note	2.750	06/30/06	1,196,808
24,390,000		U.S. Treasury Note	2.375	08/15/06	24,159,515
450,000		U.S. Treasury Note	2.500	09/30/06	446,135
21,925,000		U.S. Treasury Note	2.625	11/15/06	21,764,070
1,650,000		U.S. Treasury Note	2.250	02/15/07	1,622,214
1,900,000		U.S. Treasury Note	2.750	08/15/07	1,879,347
2,550,000		U.S. Treasury Note	3.000	11/15/07	2,534,470
8,140,000		U.S. Treasury Note	3.250	08/15/08	8,103,452
2,125,000		U.S. Treasury Note	3.125	04/15/09	2,092,743
1,600,000		U.S. Treasury Note	3.375	09/15/09	1,585,360
50,000		U.S. Treasury Note	3.500	11/15/09	49,768
20,650,000	d,h	U.S. Treasury Note	3.500	12/15/09	20,550,054
200,000		U.S. Treasury Note	4.750	05/15/14	208,408
200,000		U.S. Treasury Note	4.250	11/15/14	200,500
18,621,280	d,k	U.S. Treasury Inflation Indexed	3.875	01/15/09	20,883,203
5,164,892	d,k	U.S. Treasury Inflation Indexed	2.000	01/15/14	5,347,050

		TOTAL U.S. TREASURY SECURITIES			216,940,568

		TOTAL GOVERNMENT BONDS			707,149,980
		(Cost $706,980,416)

		TOTAL BONDS			992,989,111
		(Cost $986,186,695)

SHORT TERM INVESTMENTS - 15.58%
COMMERCIAL PAPER -4.96%
5,000,000	c,d	BMW US Capital LLC	2.150	01/03/05	4,999,050
5,000,000		Caterpillar Financial Services Corp	2.070	01/03/05	4,999,050
4,000,000		Citicorp	2.190	02/08/05	3,989,860
5,000,000	c	Corporate Asset Funding Corp, Inc	2.050	01/05/05	4,998,417
1,120,000	c	Edison Asset Securitization, LLC	2.230	01/25/05	1,118,227
5,000,000	c,d	Govco Incorporated	2.170	01/03/05	4,999,050
5,000,000	c	Kimberly-Clark Worldwide, Inc	2.220	01/07/05	4,997,783
5,000,000	c	Preferred Receivables Funding Corp	2.350	01/31/05	4,989,925
3,040,000		Rabobank Usa Financial Corp	2.290	02/02/05	3,033,479
2,850,000	c	Ranger Funding Company LLC	2.340	01/06/05	2,848,917
5,000,000		UBS Finance Delaware LLC	2.300	01/06/05	4,998,100
5,000,000	c	Unilever Capital Corp	2.220	01/03/05	4,999,050

		TOTAL COMMERCIAL PAPER			50,970,908

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 10.62%
$ 10,000,000		Federal Home Loan Bank (FHLB)	2.230	01/05/05	$9,997,014
14,200,000		Federal Home Loan Bank (FHLB)	2.260	01/19/05	14,183,587
27,875,000		Federal Home Loan Bank (FHLB)	2.240	01/26/05	27,830,911
12,000,000		Federal National Mortgage Association (FNMA)	2.180	01/04/05	11,997,133
11,550,000		Federal National Mortgage Association (FNMA)	2.270	01/10/05	11,543,102
17,420,000		Federal National Mortgage Association (FNMA)	2.170	01/18/05	17,400,925
16,425,000	d	Federal National Mortgage Association (FNMA)	2.480	04/29/05	16,288,181

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			109,240,853

		TOTAL SHORT TERM INVESTMENTS			160,211,761
		(Cost $160,222,511)

		TOTAL PORTFOLIO - 112.14%			1,153,200,872
		(Cost $1,146,409,206)
		OTHER ASSETS AND LIABILITIES, NET - (12.14%)			(124,808,001)

		NET ASSETS - 100.00%			$1,028,392,871

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers
At December 31, 2004, the value of these securities amounted to $498,946 or 0.05% of net assets.

h	These securities were purchased on a delayed delivery basis

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS INFLATION-LINKED BOND FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

GOVERNMENT BONDS - 99.15%
U.S. TREASURY SECURITIES - 99.15%
$22,887,856	k	U.S.Treasury Inflation Indexed Bond	4.250	01/15/10	$26,549,914
21,409,696	k	U.S.Treasury Inflation Indexed Bond	0.875	04/15/10	21,199,025
22,097,626	k	U.S.Treasury Inflation Indexed Bond	3.500	01/15/11	25,098,042
12,146,601	k	U.S.Treasury Inflation Indexed Bond	3.375	01/15/12	13,831,942
43,136,723	k	U.S.Treasury Inflation Indexed Bond	3.000	07/15/12	48,137,995
36,294,739	k	U.S.Treasury Inflation Indexed Bond	1.875	07/15/13	37,326,598
38,938,119	k	U.S.Treasury Inflation Indexed Bond	2.000	01/15/14	40,311,467
34,366,907	k	U.S.Treasury Inflation Indexed Bond	2.000	07/15/14	35,462,525
19,816,157	k	U.S.Treasury Inflation Indexed Bond	2.375	01/15/25	21,169,205
34,706,443	k	U.S.Treasury Inflation Indexed Bond	3.625	04/15/28	45,521,319
39,510,295	k	U.S.Treasury Inflation Indexed Bond	3.875	04/15/29	54,162,689
9,747,696	k	U.S.Treasury Inflation Indexed Bond	3.375	04/15/32	12,890,548
35,195,405	k	U.S.Treasury Inflation Indexed Note	3.375	01/15/07	37,284,956
35,691,375	k	U.S.Treasury Inflation Indexed Note	3.625	01/15/08	38,892,535
32,831,580	k	U.S.Treasury Inflation Indexed Note	3.875	01/15/09	36,819,632

		TOTAL U.S. TREASURY SECURITIES			494,658,392

		TOTAL GOVERNMENT BONDS
		(Cost 480,370,191)			494,658,392

SHORT TERM INVESTMENTS - 0.45%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.45%
2,250,000		Federal Home Loan Banks (FHLB)	1.000	01/03/05	2,249,597

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,249,597

		TOTAL SHORT TERM INVESTMENTS
		(Cost $2,249,844)			2,249,597

		TOTAL PORTFOLIO - 99.60%
		(Cost $482,620,035)			496,907,989
		OTHER ASSETS & LIABILITIES, NET- 0.40%			2,008,539

		NET ASSETS - 100.00%			$498,916,528

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS MONEY MARKET FUND STATEMENT OF INVESTMENTS (Unaudited) December 31, 2004

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT TERM INVESTMENTS - 100.16%
CERTIFICATES OF DEPOSIT - 5.83%
$ 2,000,000		Credit Agricole USA, Inc	1.420	04/05/05	$2,000,051
3,170,000		Toronto Dominion Bank	2.270	02/23/05	3,170,000
3,000,000		Toronto Dominion Bank	2.400	02/28/05	3,000,000
3,000,000		Wells Fargo	2.310	01/31/05	3,000,000

		TOTAL CERTIFICATES OF DEPOSIT			11,170,051

COMMERCIAL PAPER - 82.61%
1,600,000		Abbey National North America LLC	2.180	01/04/05	1,599,715
2,530,000		Abbey National North America LLC	2.250	02/02/05	2,524,940
4,311,000		ABN Amro North America Finance, Inc	2.260	01/11/05	4,308,294
3,000,000		ABN Amro North America Finance, Inc	2.310	01/13/05	2,997,767
1,320,000		American Honda Finance Corp	2.190	01/25/05	1,317,950
1,900,000		Barclays U.S. Funding Corp	2.370	02/22/05	1,893,935
2,590,000	c	Beta Finance, Inc	2.050	01/18/05	2,587,493
1,000,000	c	Beta Finance, Inc	1.980	01/20/05	998,955
1,890,000	c	Beta Finance, Inc	2.220	02/03/05	1,886,223
2,000,000	c	Beta Finance, Inc	2.400	03/15/05	1,990,267
5,870,000		Canadian Imperial Bank of Commerce	2.350	02/15/05	5,852,757
810,000		Canadian Imperial Holdings, Inc	2.390	02/28/05	806,881
1,025,000	c	Caterpillar Financial Services Corp	2.290	01/28/05	1,023,296
1,500,000	c	CC (USA), Inc	2.010	01/18/05	1,498,576
3,130,000	c	CC (USA), Inc	2.330	03/01/05	3,118,048
2,735,000	c	CC (USA), Inc	2.350	03/03/05	2,724,109
3,000,000	c	Ciesco Lp	2.030	01/05/05	2,999,323
4,585,000	c	Corporate Asset Funding Corp, Inc	2.050	01/05/05	4,583,956
350,000	c	Corporate Asset Funding Corp, Inc	2.240	01/18/05	349,636
4,000,000	c	Dorada Finance, Inc	2.120	02/08/05	3,991,302
2,000,000	c	Dorada Finance, Inc	2.240	02/15/05	1,994,400
1,550,000	c	Dorada Finance, Inc	2.340	02/25/05	1,544,246
2,500,000	c	Edison Asset Securitization, LLC	2.230	01/25/05	2,496,183
5,000,000	c	Edison Asset Securitization, LLC	2.220	02/18/05	4,985,200
1,060,000	c	Fcar Owner Trust I	2.520	05/03/05	1,050,948
1,880,000		General Electric Capital Corp	2.260	02/16/05	1,874,571
2,000,000	c	Govco, Inc	2.050	01/19/05	1,997,950
1,545,000	c	Govco, Inc	2.110	01/28/05	1,542,543
3,000,000	c	Govco, Inc	2.360	02/16/05	2,990,953
700,000	c	Govco, Inc	2.380	03/08/05	696,946
4,225,000	c	Greyhawk Funding LLC	2.020	01/07/05	4,223,578
3,000,000	c	Greyhawk Funding LLC	2.290	01/19/05	2,996,670
672,000	c	Greyhawk Funding LLC	2.540	05/17/05	665,552
1,975,000		Household Finance Corp	2.260	02/01/05	1,971,156
4,350,000	c	IBM Capital, Inc	1.960	01/06/05	4,348,816
870,000	c	Kitty Hawk Funding Corp	2.060	01/27/05	868,706
3,000,000	c	Kitty Hawk Funding Corp	2.220	02/07/05	2,993,155
1,000,000	c	Kitty Hawk Funding Corp	2.360	02/15/05	997,175
1,900,000	c	Links Finance LLC	1.980	01/12/05	1,898,863
1,500,000	c	Links Finance LLC	2.310	02/23/05	1,494,899
1,000,000	c	Links Finance LLC	2.440	03/10/05	995,445

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

$ 2,000,000		Morgan Stanley Dean Witter	2.200	01/10/05	$1,998,900
3,000,000		Paccar Financial Corp	1.980	01/12/05	2,998,205
1,000,000		Paccar Financial Corp	1.910	01/24/05	998,785
1,015,000		Paccar Financial Corp	2.100	01/27/05	1,013,461
4,857,000	c	Park Avenue Receivables Corp	2.350	02/04/05	4,846,238
1,890,000	c	Private Export Funding Corp	1.960	01/12/05	1,888,868
5,285,000		Rabobank USA Financial Corp	1.990	01/26/05	5,277,525
1,300,000		Rabobank USA Financial Corp	2.250	01/27/05	1,297,862
880,000	c	Ranger Funding Co LLC	2.330	01/18/05	879,028
2,500,000	c	Ranger Funding Co LLC	2.350	01/21/05	2,497,016
3,000,000	c	Ranger Funding Co LLC	2.430	03/17/05	2,984,813
4,810,000		Royal Bank Of Scotland Plc	2.240	02/03/05	4,800,123
2,000,000	c	Scaldis Capital LLC	2.460	03/15/05	1,990,023
1,000,000	c	Sigma Finance, Inc	2.000	01/07/05	999,667
2,500,000	c	Sigma Finance, Inc	2.260	02/22/05	2,491,923
1,790,000	c	Sigma Finance, Inc	2.300	03/22/05	1,780,851
1,870,000		Societe Generale North America, Inc	2.250	02/22/05	1,863,923
4,000,000		Societe Generale North America, Inc	2.335	03/07/05	3,983,136
1,000,000		Societe Generale North America, Inc	2.450	03/28/05	994,147
3,080,000		UBS Finance, (Delaware), Inc	2.250	01/20/05	3,076,229
1,485,000		UBS Finance, (Delaware), Inc	2.290	01/24/05	1,482,846
3,215,000		UBS Finance, (Delaware), Inc	2.395	04/07/05	3,194,467
4,130,000	c	Variable Funding Capital Corp	2.170	01/03/05	4,129,502
1,760,000		Yorktown Capital, LLC	2.300	01/21/05	1,757,712
3,500,000		Yorktown Capital, LLC	2.350	02/14/05	3,489,947
2,000,000		Yorktown Capital, LLC	2.440	03/17/05	1,989,833

		TOTAL COMMERCIAL PAPER			158,386,408

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 10.69%
920,000		Federal Farm Credit Bank (FFCB)	1.750	01/10/05	919,598
730,000		Federal Farm Credit Bank (FFCB)	1.900	02/28/05	727,765
210,000		Federal Farm Credit Bank (FFCB)	1.100	01/05/05	209,974
106,000		Federal Home Loan Bank (FHLB)	1.950	02/24/05	105,690
2,000,000		Federal Home Loan Bank (FHLB)	1.935	03/11/05	1,992,660
2,005,000		Federal Home Loan Mortgage Corp (FHLMC)	2.450	03/29/05	1,993,166
1,510,000		Federal Home Loan Mortgage Corp (FHLMC)	2.720	08/23/05	1,483,303
967,000		Federal Home Loan Mortgage Corp (FHLMC)	1.870	02/28/05	964,040
829,000		Federal Home Loan Mortgage Corp (FHLMC)	1.510	03/10/05	826,636
180,000		Federal Home Loan Mortgage Corp (FHLMC)	1.585	01/05/05	179,962
3,025,000		Federal National Mortgage Association (FNMA)	2.250	02/01/05	3,019,139
2,390,000		Federal National Mortgage Association (FNMA)	2.270	02/14/05	2,383,281
3,111,000		Federal National Mortgage Association (FNMA)	2.370	03/02/05	3,098,712
2,410,000		Federal National Mortgage Association (FNMA)	2.540	05/04/05	2,389,085
197,000		Federal National Mortgage Association (FNMA)	2.630	06/24/05	194,496

					20,487,507

VARIABLE NOTE - 1.04%
2,000,000		Barclays Bank plc/NY (Dep Note)	2.338	09/29/05	1,999,408

		TOTAL VARIABLE NOTE			1,999,408

		TOTAL SHORT TERM INVESTMENTS			192,043,374
		(Cost $ 192,043,374)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

VALUE

TOTAL PORTFOLIO - 100.16%
(Cost $ 192,043,374)	$192,043,374
OTHER ASSETS & LIABILITIES, NET - (0.16%)	(313,429)

NET ASSETS - 100.00%	$191,729,945

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds as of December 31, 2004:

	Lifecycle 2010 Fund:		Lifecycle 2015 Fund:

	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares
Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund

TIAA-CREF Institutional Mutual Funds:
Bond Fund	47,991	0.05%	88,527	0.09%
Growth Equity Fund	54,762	0.35%	121,577	0.77%
Inflation-Linked Bond Fund	45,549	0.11%	85,584	0.21%
International Equity Fund	11,592	0.02%	26,706	0.05%
Large-Cap Value Fund	27,107	0.99%	62,853	2.30%
Real Estate Securities Fund	4,624	0.04%	10,817	0.08%
Small-Cap Equity Fund	4,041	0.11%	9,233	0.25%

Lifecycle 2020 Fund:		Lifecycle 2025 Fund:		Lifecycle 2030 Fund:

Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares
Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund

27,090	0.03%	27,487	0.03%	16,580	0.02%
45,567	0.29%	57,235	0.36%	43,382	0.27%
26,179	0.06%	26,565	0.06%	16,022	0.04%
10,027	0.02%	12,596	0.02%	9,529	0.02%
23,588	0.86%	29,647	1.09%	22,457	0.82%
4,062	0.03%	5,109	0.04%	3,867	0.03%
3,466	0.09%	4,353	0.12%	3,298	0.09%

Lifecycle 2035 Fund:		Lifecycle 2040 Fund:		All Lifecycle Funds

Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares
Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund

13,457	0.01%	10,782	0.01%	231,914	0.23%
45,274	0.29%	48,339	0.31%	416,136	2.64%
13,003	0.03%	10,398	0.03%	223,300	0.54%
9,961	0.02%	10,636	0.02%	91,047	0.16%
23,463	0.86%	25,025	0.92%	214,140	7.85%
4,043	0.03%	4,314	0.03%	36,836	0.29%
3,445	0.09%	3,677	0.10%	31,513	0.86%

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.00%
47,991	TIAA-CREF Institutional Bond Fund	$490,946
54,762	TIAA-CREF Institutional Growth Equity Fund	373,476
45,549	TIAA-CREF Institutional Inflation-Linked Bond Fund	490,106
11,592	TIAA-CREF Institutional International Equity Fund	127,395
27,107	TIAA-CREF Institutional Large-Cap Value Fund	382,212
4,624	TIAA-CREF Institutional Real Estate Securities Fund	65,289
4,041	TIAA-CREF Institutional Small-Cap Equity Fund	62,675

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,992,099
	(Cost $1,995,367)

	TOTAL PORTFOLIO - 100.00%
	(Cost $1,995,367)	1,992,099

	OTHER ASSETS & LIABILITIES, NET - (0.00%)	(93)

	NET ASSETS - 100.00%	$1,992,006

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.03%
88,527	TIAA-CREF Institutional Bond Fund	$905,627
121,577	TIAA-CREF Institutional Growth Equity Fund	829,152
85,584	TIAA-CREF Institutional Inflation-Linked Bond Fund	920,882
26,706	TIAA-CREF Institutional International Equity Fund	293,496
62,853	TIAA-CREF Institutional Large-Cap Value Fund	886,230
10,817	TIAA-CREF Institutional Real Estate Securities Fund	152,733
9,233	TIAA-CREF Institutional Small-Cap Equity Fund	143,211

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	4,131,331
	(Cost $4,146,755)

	TOTAL PORTFOLIO - 100.03%
	(Cost $4,146,755)	4,131,331

	OTHER ASSETS & LIABILITIES, NET - (0.03%)	(1,036)

	NET ASSETS - 100.00%	$4,130,295

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.01%
27,090	TIAA-CREF Institutional Bond Fund	$277,128
45,567	TIAA-CREF Institutional Growth Equity Fund	310,770
26,179	TIAA-CREF Institutional Inflation-Linked Bond Fund	281,689
10,027	TIAA-CREF Institutional International Equity Fund	110,193
23,588	TIAA-CREF Institutional Large-Cap Value Fund	332,585
4,062	TIAA-CREF Institutional Real Estate Securities Fund	57,358
3,466	TIAA-CREF Institutional Small-Cap Equity Fund	53,757

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,423,480
	(Cost $1,400,966)

	TOTAL PORTFOLIO - 100.01%
	(Cost $1,400,966)	1,423,480

	OTHER ASSETS & LIABILITIES, NET - (0.01%)	(145)

	NET ASSETS - 100.00%	$1,423,335

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.94%
27,487	TIAA-CREF Institutional Bond Fund	$281,191
57,235	TIAA-CREF Institutional Growth Equity Fund	390,345
26,565	TIAA-CREF Institutional Inflation-Linked Bond Fund	285,838
12,596	TIAA-CREF Institutional International Equity Fund	138,432
29,647	TIAA-CREF Institutional Large-Cap Value Fund	418,030
5,109	TIAA-CREF Institutional Real Estate Securities Fund	72,133
4,353	TIAA-CREF Institutional Small-Cap Equity Fund	67,515

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,653,484
	(Cost $1,631,266)

	TOTAL PORTFOLIO - 99.94%
	(Cost $1,631,266)	1,653,484

	OTHER ASSETS & LIABILITIES, NET - 0.06%	947

	NET ASSETS - 100.00%	$1,654,431

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.96%
16,580	TIAA-CREF Institutional Bond Fund	$169,618
43,382	TIAA-CREF Institutional Growth Equity Fund	295,863
16,022	TIAA-CREF Institutional Inflation-Linked Bond Fund	172,397
9,529	TIAA-CREF Institutional International Equity Fund	104,724
22,457	TIAA-CREF Institutional Large-Cap Value Fund	316,645
3,867	TIAA-CREF Institutional Real Estate Securities Fund	54,602
3,298	TIAA-CREF Institutional Small-Cap Equity Fund	51,149

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,164,998
	(Cost $1,132,919)

	TOTAL PORTFOLIO - 99.96%
	(Cost $1,132,919)	1,164,998

	OTHER ASSETS & LIABILITIES, NET - 0.04%	426

	NET ASSETS - 100.00%	$1,165,424

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 99.95%
13,457	TIAA-CREF Institutional Bond Fund	$137,668
45,274	TIAA-CREF Institutional Growth Equity Fund	308,766
13,003	TIAA-CREF Institutional Inflation-Linked Bond Fund	139,917
9,961	TIAA-CREF Institutional International Equity Fund	109,473
23,463	TIAA-CREF Institutional Large-Cap Value Fund	330,833
4,043	TIAA-CREF Institutional Real Estate Securities Fund	57,090
3,445	TIAA-CREF Institutional Small-Cap Equity Fund	53,439

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,137,186
	(Cost $1,102,524)

	TOTAL PORTFOLIO - 99.95%
	(Cost $1,102,524)	1,137,186

	OTHER ASSETS & LIABILITIES, NET - 0.05%	575

	NET ASSETS - 100.00%	$1,137,761

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
STATEMENT OF INVESTMENTS (Unaudited)
December 31, 2004

Shares		Value

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - 100.03%
10,782	TIAA-CREF Institutional Bond Fund	$110,298
48,339	TIAA-CREF Institutional Growth Equity Fund	329,669
10,398	TIAA-CREF Institutional Inflation-Linked Bond Fund	111,883
10,636	TIAA-CREF Institutional International Equity Fund	116,894
25,025	TIAA-CREF Institutional Large-Cap Value Fund	352,853
4,314	TIAA-CREF Institutional Real Estate Securities Fund	60,921
3,677	TIAA-CREF Institutional Small-Cap Equity Fund	57,026

	TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS	1,139,544
	(Cost $1,102,593)

	TOTAL PORTFOLIO - 100.03%
	(Cost $1,102,593)	1,139,544

	OTHER ASSETS & LIABILITIES, NET - (0.03%)	(367)

	NET ASSETS - 100.00%	$1,139,177

Item 2. Controls and Procedures.

               (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

               (b) Changes in internal controls. During the fourth quarter of 2004, certain policies, procedures and controls were implemented in TIAA-CREF’s information technology areas. These changes involved improved documentation, communication, training, and compliance monitoring over IT general controls and are intended to enhance IT processes, including those that support preparation of the financial statements. Efforts to ensure compliance with these policies are currently underway.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date: March 3, 2005	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 3, 2005	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date: March 2, 2005	By:	/s/ Elizabeth A. Monrad

Elizabeth A. Monrad
Executive Vice President
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)